UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

4 Copley Place, 5th Floor , Boston , MA	02116
(Address of principal executive offices)	(Zip code)

Francine Hayes
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, MA 02116

With a copy to:

Jon S. Rand, Esq.
Dechert
1095 Avenue of the Americas
New York, NY 10036-6797
(Name and address of agent for service)

Registrant's telephone number, including area code:      1-877-435-8105

Date of fiscal year end:    10/31

Date of reporting period:      7/1/08 - 6/30/09

Item 1. Proxy Voting Record.

4IB0 - Harding Loevner Funds, Inc. - International Small Companies Portfolio
Vote Summary
ALEXANDRA PLC
Security	G01652109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-Jul-2008
ISIN	GB0000143353		Agenda	701612106 - Management
City	LONDON		Holding Recon Date	18-Jun-2008
Country	United Kingdom		Vote Deadline Date	25-Jun-2008
SEDOL(s)	0014335		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the Directors' report and the audited financial statements of the Company for the YE 31 JAN 2008		Management	For	For
2.	Receive and approve the Directors' remuneration report		Management	For	For
3.	Declare a final dividend of 4.3p per ordinary share		Management	For	For
4.	Re-elect Mr. C. A. Marsh as a Director		Management	For	For
5.	Re-elect Mr. K. P. Gibbs as a Director		Management	For	For
6.	Appoint Nexia Smith & Williamson LLP as the Auditors of the Company		Management	For	For
7.	Authorize the Directors to fix the remuneration of the Auditors		Management	For	For
8.	Authorize the Directors in accordance with Section 80 of the Companies Act 1985 to allot relevant securities		Management	For	For
9.	Authorize the Directors, pursuant to Section 95 of the Companies Act 1985 to allot for cash equity securities		Management	For	For
10.	Grant authority to make market purchases of ordinary shares of 10 pence		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	41445	0	18-Jun-2008	18-Jun-2008

ROBERT WISEMAN DAIRIES PLC
Security	G7608U107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	03-Jul-2008
ISIN	GB0007442014		Agenda	701628680 - Management
City	GLASGOW		Holding Recon Date	01-Jul-2008
Country	United Kingdom		Vote Deadline Date	27-Jun-2008
SEDOL(s)	0744201 - B068JD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the accounts		Management	For	For
2.	Approve the Directors' remuneration reports		Management	For	For
3.	Declare a final dividend		Management	For	For
4.	Re-elect Mr. W.G. Keane		Management	For	For
5.	Re-elect Mr. E.J. Finch		Management	For	For
6.	Re-elect Mr. M.C. Mulcahy		Management	For	For
7.	Re-appoint the Auditors		Management	For	For
8.	Authorize the Directors to fix the Auditors' remuneration		Management	For	For
9.	Authorize the Directors to allot shares		Management	For	For
S.10	Authorize the Directors to allot certain shares without regard to pre-emption rights		Management	For	For
S.11	Authorize the Company to buy its own shares		Management	For	For
12.	Approve the Panel Waiver		Management	For	For
S.13	Amend the Articles of Association of the Company		Management	For	For
S.14	Amend the Articles of Association of the Company		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	5551	0	23-Jun-2008	23-Jun-2008

PAYPOINT PLC, WELWYN GARDEN CITY
Security	G6962B101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	09-Jul-2008
ISIN	GB00B02QND93		Agenda	701628678 - Management
City	LONDON		Holding Recon Date	07-Jul-2008
Country	United Kingdom		Vote Deadline Date	03-Jul-2008
SEDOL(s)	B02QND9 - B0VTW21 - B1GJXN1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the financial statements and the reports of the Directors and the Auditors thereon for the YE 30 MAR 2008		Management	For	For
2.	Receive the Directors' remuneration and the report for the YE 30 MAR 2008		Management	For	For
3.	Declare a final dividend of 10.4p per ordinary share of the Company		Management	For	For
4.	Re-elect Mr. G. Earle as a Director, who retires by rotation in accordance with Article 37.1 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. D. Newlands as a Director, who retires by rotation in accordance with Article 37.1 of the Company's Articles of Association		Management	For	For
6.	Re-elect Mr. D. Taylor as a Director, who retires by rotation in accordance with Article 37.1 of the Company's Articles of Association		Management	For	For
7.	Re-elect Mr. R. Wood as a Director, who retires by rotation in accordance with Article 37.1 of the Company's Articles of Association		Management	For	For
8.	Re-appoint Deloitte & Touche LLP as the Auditors of the Company		Management	For	For
9.	Authorize the Directors to determine the Auditors' remuneration		Management	For	For
10.
Authorize the Directors, in accordance with Section 80(1) of the
Companies Act 1985 [the Act], to allot relevant securities [Section
80(2) of the Act] up to an aggregate nominal amount of GBP
75,223; [Authority expires the earlier of the conclusion of the AGM of the Company held in 2009 or 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such
expiry
			Management	For	For
S.11
Authorize the Directors, in accordance with Section 95 of the Act, to allot equity securities [Section 94(2) of the Act] for cash pursuant to the authority conferred by Resolution 9, and for this purpose allotment of equity securities shall include a sale of relevant shares as provided in Section 94(3A) of the Act,
disapplying the statutory pre-emption rights [Section 89(1)] of the
Act, provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offers in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 11,283; [Authority expires the earlier of the conclusion of the AGM of the Company held in 2009 or 15
months]; and the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.12
Authorize the Company, in accordance with the Company's
Articles of Association, to make market purchases [Section 163(3)
of the Act] to be acquired is 14.99% ordinary shares each in the capital of the Company, at a minimum price equal to the nominal value of such share and maximum price which may be paid for an ordinary share shall not be more than the higher of: 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, for the 5 business days immediately preceding the day on which the ordinary share is purchased and the higher of the price of the last independent trade and the highest current independent bid for an ordinary share in the Company on the trading venue where the pruchase is carried out; [Authority expires the earlier of the conclusion of the
AGM of the Company to be held in 2009 or 15 months]; and the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry
			Management	For	For

S.13	Approve and adopt the new Articles of Association in substitution for, and to the exclusion of, the existing Articles of Association, with effect from the conclusion of the meeting, as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	4397	0	02-Jul-2008	02-Jul-2008

HAMWORTHY PLC, DORSET
Security	G42850100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	14-Jul-2008
ISIN	GB00B01VFV79		Agenda	701648365 - Management
City	DORSET		Holding Recon Date	10-Jul-2008
Country	United Kingdom		Vote Deadline Date	08-Jul-2008
SEDOL(s)	B01VFV7 - B06BGY2 - B2Q8M27		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the Directors' report and financial statements		Management	For	For
2.	Approve the report on the Directors' remuneration		Management	For	For
3.	Declare a final dividend of 5.29p per ordinary share		Management	For	For
4.	Re-elect Mr. J. M. Oatley as a Director		Management	For	For
5.	Re-elect Mr. P. Crompton as a Director		Management	For	For
6.	Re-appoint PricewaterhouseCoopers LLP as an Independent Auditors and authorize the Directors to determine their fees		Management	For	For
7.	Authorize the Directors to allot relevant securities		Management	For	For
S.8	Approve to disapply section 89 (1) Companies Act 1985		Management	For	For
S.9	Authorize the Company to purchase its own shares		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6652	0	07-Jul-2008	07-Jul-2008

BIJOU BRIGITTE MODISCHE ACCESSOIRES AG, HAMBURG
Security	D13888108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Jul-2008
ISIN	DE0005229504		Agenda	701606470 - Management
City	HAMBURG		Holding Recon Date	24-Jun-2008
Country	Germany		Vote Deadline Date	08-Jul-2008
SEDOL(s)	4098216 - 5588169 - B28FG57		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 25 JUN 2008, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.	Presentation of the financial statements and annual report for the 2007 FY, wi-th the report of the Supervisory Board, the Group financial statements and Gro-up annual report		Non-Voting
2.
Resolution on the appropriation of the distribution profit of EUR
55,718,925.01 as follows: payment of a dividend of EUR 6.50 per no-par share EUR 3,068,925.01 shall be carried forward Ex-
dividend and payable date: 17 JUL 2008
			Management	For	For
3.	Ratification of the acts of the Board of Managing Directors		Management	For	For
4.	Ratification of the acts of the Supervisory Board		Management	For	For
5.a	Election of Mr. Karl-Joachim Dreyer to the Supervisory Board		Management	For	For
5.b	Election of Dr. Heinrich Kraft to the Supervisory Board		Management	For	For
6.	Amendment to the Article of Association in respect of the size of the Supervisory Board comprising 3 members of which two members are elected by the shareholders and one member by the employees		Management	For	For
7.
Renewal of the authorization to acquire own shares the company shall be authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 31 DEC 2009, the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes, and to retire the shares
			Management	For	For
8.	Appointment of the Auditors for the 2008 FY: Deloitte + Touche GmbH, Hamburg		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	482	0	02-Jul-2008

TOP FORM INTERNATIONAL LTD
Security	G8922H103		Meeting Type		Special General Meeting
Ticker Symbol			Meeting Date		23-Jul-2008
ISIN	BMG8922H1034		Agenda		701656211 - Management
City	HONG KONG		Holding Recon Date		21-Jul-2008
Country	Bermuda		Vote Deadline Date		15-Jul-2008
SEDOL(s)	6898180 - B02V5X8 - B1HJ4Z9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve the Renewal Agreement, as specified, and the terms of the transactions contemplated under the Renewal Agreement and the implementation thereof; and the proposed annual caps in
relation to the sales to Van De Velde N.V., as specified, for each of the three FY ending 30 JUN 2011
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	540000	0	15-Jul-2008	15-Jul-2008

SYNERGY HEALTH PLC
Security	G8646U109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jul-2008
ISIN	GB0030757263		Agenda	701655942 - Management
City	LONDON		Holding Recon Date	22-Jul-2008
Country	United Kingdom		Vote Deadline Date	18-Jul-2008
SEDOL(s)	3075726 - B02S410 - B07G8W8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the Directors' report and the Company's annual financial statements		Management	For	For
2.	Approve the Directors remuneration report		Management	For	For
3.	Declare a final dividend		Management	For	For
4.	Re-appoint Mr. Stephen Wilson as a Director		Management	For	For
5.	Re-appoint Mr. Robert Lerwill as a Director		Management	For	For
6.	Re-appoint KPMG Audit Plc as the Auditors		Management	For	For
7.	Authorize the Directors to fix the remuneration of the Auditors		Management	For	For
8.	Authorize the Directors to allot relevant securities		Management	For	For
S.9	Authorize the Directors to allot equity securities		Management	For	For
S.10	Authorize the Company to make market purchases		Management	For	For
S.11	Adopt the draft regulations as the Articles of Association of the Company		Management	For	For
S.12	Amend the Articles of Association adopted pursuant to Resolution 11		Management	For	For
S.13	Approve to change the name of the Company to Synergy Health Plc		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6313	0	18-Jul-2008	18-Jul-2008

CLOETTA FAZER AB, LJUNGSBRO
Security	W0070F106		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	25-Jul-2008
ISIN	SE0000102642		Agenda	701651918 - Management
City	STOCKHOLM		Holding Recon Date	18-Jul-2008
Country	Sweden		Vote Deadline Date	14-Jul-2008
SEDOL(s)	4179735 - 5243930 - B28FSY0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED.
Non-Voting
	PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE 'ABSTAIN' FOR THE RESOLUTIONS OF T-HIS MEETING. THANK YOU.		Non-Voting
1.	Opening of the EGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Chairman of the AGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the voting list		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect 2 persons to check and sign the minutes		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve whether the EGM has been duly convened		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the decision in principle regarding the demerger of Cloetta Fazer as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the amendments to the Articles of Association, including the transition to a broken FY [01 September - 31 August] as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.
Approve to reduce the Company's statutory reserve, amounting to SEK 688,815,581.70 at 31 DEC 2007, by a sum of SEK
688,815,581.70 to be transferred to a non-restricted reserve to be used according to the decision of the general meeting, after completing the reduction, the statutory reserve will be dissolved in full as specified
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Adjournment of the EGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	400	0	03-Jul-2008	03-Jul-2008

TAT HONG HOLDINGS LIMITED
Security	Y8548U124		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Jul-2008
ISIN	SG1I65883502		Agenda	701658861 - Management
City	SINGAPORE		Holding Recon Date	24-Jul-2008
Country	Singapore		Vote Deadline Date	21-Jul-2008
SEDOL(s)	6258223 - B02F057		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and audited accounts of the Company for the YE 31 MAR 2008 together with the Auditors' report thereon		Management	For	For
2.	Declare a final one-tier tax-exempt dividend of 3.8 cents per ordinary share for the YE 31 MAR 2008		Management	For	For
3.	Re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50, Mr. Tan Chok Kian as a Director of the Companyto hold office until the next AGM		Management	For	For
4.	Re-elect Mr. Ng Sang Kuey as a Director, who retires pursuant to Article 14.3(b) of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Ng San Wee as a Director, who retires pursuant to Article 14.3(b) of the Company's Articles of Association		Management	For	For
6.	Re-elect Mr. Mak Lye Mun as a Director, who retires pursuant to Article 14.3(b) of the Company's Articles of Association		Management	For	For
7.	Approve the payment of the Directors' fees for the YE 31 MAR 2008		Management	For	For
8.	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration		Management	For	For
Transact any other business			Non-Voting
9.
Authorize the Directors, pursuant to Section 161 of the Companies
Act, Chapter 50 and Rule 806 of the Listing Manual of the
Singapore Exchange Securities Trading Limited, to allot and issue shares convertible securities in the capital of the Company at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute
discretion deem fit; provided that the aggregate number of shares
[including shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this resolution] to be allotted and issued pursuant to this resolution shall not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro-rata basis to all shareholders of the Company does not exceed 20% of the issued share capital of the Company and
issued share capital of the Company [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by Law to be held]; or
in the case of shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this resolution, until the issuance of such shares in accordance with the terms of such convertible securities
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	36000	0	18-Jul-2008	18-Jul-2008

GLV INC.
Security	37989R206		Meeting Type	Annual
Ticker Symbol	LVGAF		Meeting Date	07-Aug-2008
ISIN	CA37989R2063		Agenda	932933826 - Management
City			Holding Recon Date	12-Jun-2008
Country	Canada		Vote Deadline Date	04-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
1	LAURENT VERREAULT			For	For
2	MARC BARBEAU			For	For
3	CLAUDE BOIVIN			For	For
4	MARC A. COURTOIS			For	For
5	GUY FORTIN			For	For
6	SYLVIE LALANDE			For	For
7	PIERRE SECCARECCIA			For	For
8	RICHARD VERREAULT			For	For
02	THE APPOINTMENT OF THE AUDITORS AND AUTHORIZATION OF THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0SSTA 01 OM	C81	5400	0	30-Jul-2008	30-Jul-2008

KS ENERGY SERVICES LTD
Security	Y498A2103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		18-Aug-2008
ISIN	SG1G91873040		Agenda		701673748 - Management
City	SINGAPORE		Holding Recon Date		14-Aug-2008
Country	Singapore		Vote Deadline Date		11-Aug-2008
SEDOL(s)	6168418 - B021XR8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve, subject to the conditions in the letter from the Securities
Industry Council dated 11 JUN 2008 being fulfilled, the
Shareholders [on a poll taken] waive their rights to receive a mandatory takeover offer from Pacific One Energy Limited,
Advanti [Int'l] Pte Limited [through Citibank Nominees [Singapore]
Pte Limited], Mr. Lee Seng Quee [through Citibank Nominees
[Singapore] Pte Limited] and Dr. Adam Paul Brunet [through
Citibank Nominees [Singapore] Pte Limited] for all the Shares in
the Company not already owned by them in the event that their subscription of the new ordinary shares in the capital of the
Company to be issued pursuant to the proposed renounceable
partially underwritten rights issue by the Company results in them incurring a mandatory bid obligation pursuant to Rule 14 of the
Singapore Code on Take-overs and Mergers
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	58000	0	08-Aug-2008	08-Aug-2008

PASONA GROUP INC, TOKYO
Security	J34771105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Aug-2008
ISIN	JP3781490002		Agenda	701677479 - Management
City	TOKYO		Holding Recon Date	31-May-2008
Country	Japan		Vote Deadline Date	12-Aug-2008
SEDOL(s)	B291KH4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1	Amend Articles to: Allow Use of Electronic Systems for Public Notifications		Management	For	For
2.1	Appoint a Director		Management	For	For
2.2	Appoint a Director		Management	For	For
2.3	Appoint a Director		Management	For	For
2.4	Appoint a Director		Management	For	For
2.5	Appoint a Director		Management	For	For
2.6	Appoint a Director		Management	For	For
2.7	Appoint a Director		Management	For	For
2.8	Appoint a Director		Management	For	For
2.9	Appoint a Director		Management	For	For
2.10	Appoint a Director		Management	For	For
3	Amend the Compensation to be Received by Directors		Management	For	For
4	Amend the Compensation to be Received by Corporate Auditors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	53	0	08-Aug-2008	08-Aug-2008

MNRB HOLDINGS BHD
Security	Y60640102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Aug-2008
ISIN	MYL6459OO001		Agenda	701670716 - Management
City	KUALA LUMPUR		Holding Recon Date	01-Aug-2008
Country	Malaysia		Vote Deadline Date	18-Aug-2008
SEDOL(s)	6543101 - B28KBH9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the report of the Directors and the Audited financial statements for the YE 31 MAR 2008 and the Auditors' report thereon		Management	For	For
2.	Declare a final dividend of 15% less 25% tax for the YE 31 MAR 2008		Management	For	For
3.	Re-elect Mr. Sharkawi Alis as a Director, who retires under Article 86 of the Company's Articles of Association		Management	For	For
4.	Re-elect Mr. Anuar Mohd Hassan as a Director, who retires under Article 86 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Paisol Ahmad as a Director under Article 92 of the Company's Articles of Association		Management	For	For
6.	Approve the Directors' remuneration amounting to MYR 738,300 for the YE 31 MAR 2008		Management	For	For
7.	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Directors to fix their remuneration		Management	For	For
Transact any other business			Non-Voting
S.1	Amend the Articles of Association of the Company as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	50000	0	18-Aug-2008	18-Aug-2008

CHEN HSONG HOLDINGS LTD
Security	G20874106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Aug-2008
ISIN	BMG208741063		Agenda	701671352 - Management
City	HONG KONG		Holding Recon Date	19-Aug-2008
Country	Bermuda		Vote Deadline Date	15-Aug-2008
SEDOL(s)	5387690 - 6189646 - B01XWG7		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 MAR 2008		Management	For	For
2.	Approve the payment of final dividend recommended by the Board of Directors for the YE 31 MAR 2008		Management	For	For
3.i	Re-elect Mr. Michael Tze Hau Lee as a Director		Management	For	For
3.ii	Re-elect Mr. Chi Kin Chiang as a Director		Management	For	For
3.iii	Re-elect Mr. Sam Hon Wah Ng as a Director		Management	For	For
3.iv	Re-elect Mr. Bernard Charnwut Chan as a Director		Management	For	For
3.v	Approve to determine the Directors' fees for the YE 31 MAR 2009 at an aggregate sum of not exceeding HKD 900,000		Management	For	For
4.	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration		Management	For	For
5.
Authorize the Directors of the Company to repurchase issued
shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange]
or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and
Futures Commission of Hong Kong and the stock exchange for
such purposes, subject to and in accordance with all applicable laws and/or the requirements of the rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong Limited, not
exceeding 10% of the aggregate nominal amount of the share
capital of the Company in issue; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Bye-Laws of the Company or any
applicable Laws to be held]
			Management	For	For
6.
Authorize the Directors of the Company, subject to the consent of the Bermuda Monetary Authority, to allot, issue and deal with unissued shares in the capital of the Company and to make or grant offers, agreements and options [including warrants, bonds, debentures, notes and other securities convertible into shares of the Company] during or after the relevant period, not exceeding
20% of the aggregate nominal amount of the share capital of the
Company in issue otherwise than pursuant to: i) a rights issue [as specified]; or ii) the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes or other securities issued by the Company; or iii) the exercise of options granted under any option scheme or similar arrangement; or iv) any scrip dividend or similar arrangement providing for the allotment and issue of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with
Bye-Laws of the Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by the Bye-
Laws of the Company or any applicable Laws to be held]
			Management	Against	Against
7.
Approve, conditional upon the passing of Resolutions 5 and 6 as specified, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 6, by the total amount of shares in the capital of the Company which are repurchased by the Company pursuant to Resolution 5 as specified
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	112000	0	13-Aug-2008	13-Aug-2008

YLI HOLDINGS BHD
Security	Y98422101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Aug-2008
ISIN	MYL7014OO003		Agenda	701676174 - Management
City	PENANG		Holding Recon Date	13-Aug-2008
Country	Malaysia		Vote Deadline Date	21-Aug-2008
SEDOL(s)	6016829 - B02HN43		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the statutory financial statements for the FYE 31 MAR 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.	Approve to sanction the declaration and payment of a first and final dividend of 7.0 Sen per ordinary share less income tax at 25% for the FYE 31 MAR 2008		Management	For	For
3.	Approve the Directors' fees for the FYE 31 MAR 2008		Management	For	For
	To note that Dato' Ir Syed Muhammad Shahabudin who retires in accordance with-Section 129(6) of the Companies Act, 1965 has given notification that he does-not wish to seek re-appointment.		Non-Voting
4.	Re-elect Mr. Encik Samsuri Bin Rahmat as a Director who retire in accordance with Article 86 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Encik Ali Sabri Bin Ahmad as a Director who retire in accordance with Article 86 of the Company's Articles of Association		Management	For	For
6.	Re-elect Mr. Enicik Ab Gani Bin Haron as a Director who retire in accordance with Article 86 of the Company's Articles of Association		Management	For	For
7.	Re-elect Mr. Encik Mohammad Khayat Bin Idris as a Director who retire in accordance with Article 86 of the Company's Articles of Association		Management	For	For
8.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to determine their remuneration		Management	For	For
S.9	Amend the Articles of Association of the Company as specified in Appendix I of Part A of the Circular to Shareholders dated 06 AUG 2008		Management	For	For
10.
Authorize the Directors, subject to the Companies Act, 1965 [the
Act], the Articles of Association of the Company and the approvals from the relevant governmental/regulatory authorities, where such approval is necessary, pursuant to Section 132D of the Act, to issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed 10% of the issued share capital of the Company for the time being and to obtain approval for the listing of and quotation for the additional shares so issued on the Bursa
Malaysia Securities Berhad
			Management	For	For
11.
Authorize the Directors of the Company, subject to the Companies
Act, 1965 [the Act], rules, regulations and orders made pursuant to the Act, provisions of the Company's Memorandum and Articles of Association and the requirements of Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authority, to make purchases of ordinary shares of MYR 1.00 each in the
Company's issued and paid-up share capital through Bursa
Securities at any time and upon such terms and conditions and for
			Management	For	For

such purposes as the Directors may, in their discretion deem fit, subject further to the following: the maximum number of ordinary shares which may be purchased and/or held by the Company
shall be 10% of the issued and paid-up ordinary share capital for the time being of the Company [YLI Shares], the maximum fund to be allocated by the Company for the purpose of purchasing the
YLI Shares shall not exceed the retained earnings and share
premium account of the Company amounting to MYR
6,816,995.00 and MYR 7,208,014.00 respectively as at 31 MAR
2008;[ Authority expires until the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM is required by law to be held, whichever occurs first, but not so as to prejudice the completion of purchase(s) by the Company made before the aforesaid expiry date and, in any event, in
accordance with the Listing Requirements of Bursa Securities or any other relevant authority]; and Upon completion of the
purchase(s) of the YLI Shares by the Company, to deal with the
YLI Shares in the following manner:- a) cancel the YLI Shares so purchased; or B) retain the YLI Shares so purchased as treasury shares for distribution as dividend to the shareholders and/or resale on the market of Bursa Securities and/or for cancellation subsequently; or c) retain part of the YLI Shares so purchased as treasury shares and cancel the remainder; and in any other
manner as prescribed by the Act, rules, regulations and orders made pursuant to the Act and the requirements of Bursa
Securities and any other relevant authority for the time being in force; and to take all such steps as are necessary or expedient and to enter into any agreements, arrangements and guarantees with any party or parties to implement or to effect the purchase(s)
of the YLI Shares with full powers to assent to any conditions, modifications, revaluations, variations and/or amendments (if any)
as may be required by the relevant authorities

	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	0	0	19-Aug-2008

WASION GROUP HOLDINGS LTD
Security	G9463P108		Meeting Type		Special General Meeting
Ticker Symbol			Meeting Date		01-Sep-2008
ISIN	KYG9463P1081		Agenda		701661907 - Management
City	HONG KONG		Holding Recon Date		28-Aug-2008
Country	Cayman Islands		Vote Deadline Date		22-Aug-2008
SEDOL(s)	B0T4J94 - B0VR4G3 - B18R225		Quick Code
Item	Proposal		Type	Vote	For/Against Management
S.1
Approve, subject to and conditional upon the approval of the
Registrar of Companies in the Cayman Islands and the issue of the certificate on change of name by the Registrar of Companies in the Cayman Islands, to change the name of the Company from
Wasion Group Limited to Wasion Group Holdings Limited; and
authorize the Directors of the Company to do all things and sign or execute all documents on behalf of the Company which may in
their opinion be necessary or desirable for the purpose of giving effect to the change of the name of the Company
			Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	116000	0	28-Jul-2008	28-Jul-2008

TOP FORM INTERNATIONAL LTD
Security	G8922H103		Meeting Type	Special General Meeting
Ticker Symbol			Meeting Date	05-Sep-2008
ISIN	BMG8922H1034		Agenda	701684195 - Management
City	HONG KONG		Holding Recon Date	03-Sep-2008
Country	Bermuda		Vote Deadline Date	27-Aug-2008
SEDOL(s)	6898180 - B02V5X8 - B1HJ4Z9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve and ratify, the conditional sale and purchase agreement dated 26 JUL 2008 entered into among Top Form (B.V.I.) Limited as purchaser and Ace Style International Limited, Andrew Sia,
Wong May May Carina, Tina Sia, Pearl Soriaga, Marileen
Silvestre and Rowena Tence as vendors [the Share Acquisition
Agreement] [as specified], in relation to the acquisition of the entire issued share capital of each of Ace Style Intimate Apparel
Limited, Elkhorn Enterprises Limited, Tavistock Springs (HK)
Limited and Carina Apparel Inc. [the "Acquisition"] for an
aggregate consideration of HKD 303,331,957 [subject to
adjustment as specified in the Share Acquisition Agreement] and all the transactions contemplated thereunder and authorize the
Directors of the Company, to do all things and acts and execute and deliver all documents under the common seal, if necessary, of the Company or otherwise which they consider necessary,
desirable or expedient in connection with the Acquisition and the transactions contemplated under the Share Acquisition
Agreement; and subject to and conditional upon the Listing
Committee of The Stock Exchange of Hong Kong Limited granting the listing of and permission to deal in the Consideration Shares
[as specified], to allot and issue an aggregate of up to 26,879,703 new shares [the Consideration Shares] in the authorized share capital of the Company valued at HKD 0.682 per Consideration
Share to Mr. Andrew Sia at completion of the Share Acquisition
Agreement, and that the Consideration Shares shall, when allotted and issued, rank pari passu in all respects with all other shares in the Company in issue on the date of such allotment and issue
			Management	For	For
2.
Approve, subject to the terms and conditions of the Share
Acquisition Agreement, the service agreement to be entered into between Mr. Andrew Sia and the Company [the Service
Agreement] on the date of completion of the Share Acquisition
Agreement [as specified], in relation to the appointment of Mr.
Andrew Sia as an Executive Director of the Company and all the
transactions contemplated thereunder and authorize the Directors of the Company to do all things and acts and execute and deliver all documents under the common seal, if necessary, of the
Company or otherwise which they consider necessary, desirable or expedient in connection with the transactions contemplated under the Service Agreement; and subject to and conditional upon the Listing Committee of The Stock Exchange of Hong Kong
Limited granting the listing of and permission to deal in the Allotted
Shares [as specified], to allot and issue an aggregate of up to
69,887,228 new shares [the Allotted Shares] to Mr. Andrew Sia pursuant to the Service Agreement, and that the Allotted Shares shall, when allotted and issued, rank pari passu in all respects with all other shares in the Company in issue on the date of such allotment and issue
			Management	For	For
3.
Approve, subject to the terms and conditions of the Share
Acquisition Agreement, the service contract [the AUS Service
Contract] to be entered into between Marguerite Lee Limited
[Marguerite Lee] and Pink Martini Design Studio, a limited liability
Company incorporated in the United Sates of America whose
shares are controlled by the sister of Mr. Andrew Sia's wife [AUS]
on the date of completion of the Share Acquisition Agreement [as specifed], in relation to the provision of services by AUS to the
Company and its subsidiaries from time to time and all the
transactions contemplated thereunder and authorize the Directors of the Company to do all things and acts and execute and deliver all documents under the common seal, if necessary, of the
Company or otherwise which they consider necessary, desirable or expedient in connection with the transactions contemplated under the AUS Service Contract; and to do, approve and transact all things which they may in their discretion consider to be necessary or desirable in connection with the AUS Service
Contract provided that the annual caps in respect of the annual service fees payable by Marguerite Lee to AUS under the AUS
Service Contract shall not exceed USD 2.12 million [approximately
HKD 16.536 million] as specified
			Management	For	For

4.
Approve, subject to the terms and conditions of the Share
Acquisition Agreement, the supply agreement to be entered into between Fiori Textiles Limited [Fiori Textiles] and Top Form
(B.V.I.) Limited [the Fiori Contract] on the date of completion of the Share Acquisition Agreement [as specified], in relation to the supply of accessories, fabric and raw materials [the Materials] by
Fiori Textiles and its subsidiaries from time to time [Fiori Group] to the Company and its subsidiaries from time to time [the Group]
and all the transactions contemplated thereunder and authorize the Directors of the Company to do all things and acts and
execute and deliver all documents under the common seal, if
necessary, of the Company or otherwise which they consider
necessary, desirable or expedient in connection with the
transactions contemplated under the Fiori Contract and to do, approve and transact all things which they may in their discretion consider to be necessary or desirable in connection with the Fiori
Contract provided that the annual caps in respect of the aggregate amount of the Materials to be purchased by the Group from the
Fiori Group from the date of the Fiori Contract up to the FYE 30
JUN 2011 shall not exceed the annual caps for the relevant FYE as specified
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	540000	0	22-Aug-2008	22-Aug-2008

TAT HONG HOLDINGS LIMITED
Security	Y8548U124		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		08-Sep-2008
ISIN	SG1I65883502		Agenda		701685907 - Management
City	SINGAPORE		Holding Recon Date		04-Sep-2008
Country	Singapore		Vote Deadline Date		01-Sep-2008
SEDOL(s)	6258223 - B02F057		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Authorize the Company, its subsidiaries and associated
Companies or any of them to enter into any of the transactions falling within the categories of Interested Person Transactions as specified, with any party who is of the class or classes of
Interested Persons described as specified, provided that such transactions are made on normal commercial terms in accordance with the guidelines and procedures for review and administration of Interested Person Transactions as specified [the Shareholders'
Mandate]; [authority expire at the conclusion of the next AGM of the Company]; authorize the Audit Committee of the Company to take such action as it deems proper in respect of procedures and/or to modify or implement such procedures as may be
necessary to take into consideration any amendment to Chapter 9 of the SGX-ST Listing Manual which may be prescribed by SGX-
ST from time to time; and authorize the Directors of the Company to complete and to do all such acts and things, and to approve, modify, ratify and execute such documents, acts and things as they may consider necessary, desirable or expedient to give effect to the Shareholders' Mandate and this Resolution
			Management	Against	Against
Comments-It is our policy to to vote against interested party transactions. Scope of transaction not at arm's length.
2.
Authorize the Directors of all the powers of the Company to
purchase or otherwise acquire shares not exceeding in aggregate the Prescribed Limit [as specified], at such price[s] as may be determined by the Directors of the Company from time to time up to the Maximum Price [as specified], whether by way of:- a)
Market Purchase[s] [Market Purchases] on the Singapore
Exchange Securities Trading Limited [the SGX-ST]; and/or b) Off-
Market Purchase[s] [Off-Market Purchases] effected otherwise than on the SGX-ST in accordance with any equal access
schemes as may be determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the Companies Act; and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable and approved generally and unconditionally [the Share Buyback Mandate]; [Authority expires the earlier of the date of the next AGM of the Company is held or the date by which the next AGM of the Company is required by law to be held]; and authorize the Directors to complete and do all such acts and things [including executing such documents as may be required] as they may consider expedient or necessary to give effect to the transactions contemplated by this Resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	36000	0	25-Aug-2008	25-Aug-2008

YIP'S CHEMICAL HOLDINGS LTD
Security	G9842Z116		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	09-Sep-2008
ISIN	KYG9842Z1164		Agenda	701669701 - Management
City	HONG KONG		Holding Recon Date	03-Sep-2008
Country	Cayman Islands		Vote Deadline Date	29-Aug-2008
SEDOL(s)	6986698 - B05PPK4 - B1HHL52		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the consolidated audited financial statements and the reports of the Directors of the Company [Directors] and the Auditors of the Company[Auditors] for the YE 31 MAR 2008		Management	For	For
2.	Declare a final dividend for the YE 31 MAR 2008		Management	For	For
3.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize the Board of Directors to fix their remuneration		Management	For	For
4.a	Re-elect Mr. Wong Kam Yim, Kenny as an Executive Director		Management	For	For
4.b	Re-elect Mr. Young Man Kim, Robert as an Executive Director		Management	For	For
4.c	Elect Mr. Li Wai Man, Peter as an Executive Director		Management	For	For
4.d	Re-elect Mr. Tong Wui Tung, Ronald as a Non-executive Director to hold office for a fixed term until the conclusion of the 2010 AGM of the Company which will be held no later than 30 SEP 2010		Management	For	For
4.e	Re-elect Mr. Wong Kong Chi as an Independent Non-executive Director to hold office for a fixed term until the conclusion of the 2010 AGM of the Company which will be held no later than 30 SEP 2010		Management	For	For
4.f
Re-elect Mr. Au-Yeung Tsan Pong, Davie as an Independent Non-
executive Director to hold office for a fixed term until the conclusion of the 2010 AGM of the Company which will be held no later than 30 SEP 2010
			Management	For	For
4.g	Elect Mr. Ku Yuen Fun, Andy as an Independent Non-executive Director to hold office for a fixed term until the conclusion of the 2010 AGM of the Company which will be held no later than 30 SEP 2010		Management	For	For
5.	Authorize the Board of Directors to fix the remuneration of the Directors		Management	For	For
6.
Authorize the Directors to allot, issue and deal with unissued shares in the Company [Share] or securities convertible into
Shares or options, warrants or similar rights to subscribe for shares and to make or grant offers, agreements and options
during and after the relevant period, not exceeding 20% of the share capital of the Company in issue, on a rights issue [as specified] or under any options scheme or similar arrangement or issue of shares or rights to acquire shares or any scrip dividend pursuant to the Articles of Association of the Company; and
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM of the Company is required by any applicable Law of the
Cayman Islands or the Articles of Association of the Company to
be held]
			Management	Against	Against
Comments-This would exceed our 10% limit for issuing dilutive shares without specified purpose
7.
Authorize the Directors to repurchase shares subject to and in accordance with all applicable laws, during the relevant period, not exceeding 10% of the shares in issue; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
Company is required by any applicable Law of the Cayman
Islands or the Articles of Association of the Company to be held]
			Management	For	For

8.
Approve, subject to the availability of unissued share capital and conditional upon the passing of Resolutions 6 and 7, the number of shares which are purchased by the Company pursuant to and in accordance with Resolution 7, be added to the number of
shares that may be allotted or agreed to be allotted by the
Directors pursuant to and in accordance with Resolution 6 above
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	100000	0	22-Aug-2008	22-Aug-2008

KAS-BANK NV
Security	N47927145		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Oct-2008
ISIN	NL0000362648		Agenda	701715584 - Management
City	AMSTERDAM		Holding Recon Date	02-Oct-2008
Country	Netherlands	Blocking	Vote Deadline Date	30-Sep-2008
SEDOL(s)	5784536 - B03NNL7 - B10RB37 - B1HK7Q4 - B28JQY8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING
AT THIS GENERAL MEETING ARE RE-LAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
SET ON 02 OCT-2008. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.
Non-Voting
1.	Opening		Non-Voting
2.	Announcements of the Management		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the discussion on the state of affairs of the Corporate Governance at Kas Bank N.V.		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Questions		Non-Voting
5.	Closing		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1978	0	30-Sep-2008	30-Sep-2008

IMDEX LIMITED (FORMERLY IMDEX NL)
Security	Q4878M104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Oct-2008
ISIN	AU000000IMD5		Agenda	701710154 - Management
City	WEST PERTH		Holding Recon Date	13-Oct-2008
Country	Australia		Vote Deadline Date	10-Oct-2008
SEDOL(s)	6462154 - B1HHRN2 - B39YPS6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the annual financial report, together with the Directors' and Auditor'-s reports FYE 30 JUN 2008		Non-Voting
2.	Re-elect Mr. Ian Burston as a Director, who retires from the office of Director by rotation		Management	For	For
3.
Approve, for the purposes of Chapter 2E of the Corporations Act,
ASX Listing Rule 10.11 and for all other purposes, to grant of
2,000,000 options to acquire ordinary fully paid shares in the
Company to Mr. B.W. Ridgeway, the Managing Director of the
Company, on the terms as specified
			Management	For	For
4.	Ratify, for the purposes ASX Listing Rule 7.4 and for all other purposes, the allotment and issue of 723,769 fully paid ordinary shares in the capital of the Company, on the terms as specified		Management	For	For
5.	Ratify, for the purposes ASX Listing Rule 7.4 and for all other purposes, the allotment and issue of 168,530 fully paid ordinary shares in the capital of the Company, on the terms as specified		Management	For	For
6.
Ratify, for the purposes ASX Listing Rule 7.4 and for all other purposes, the allotment and issue of 1,605,499 fully paid ordinary shares in the capital of the Company issued upon the exercise of
Staff Options on the terms as specified
			Management	For	For
7.	Approve, for all purposes, the Directors' and Executives' remuneration report, included within the Directors' report, FYE 30 JUN 2008		Management	For	For
Other business			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	43430	0	30-Sep-2008	30-Sep-2008

TOP FORM INTERNATIONAL LTD
Security	G8922H103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Oct-2008
ISIN	BMG8922H1034		Agenda	701721664 - Management
City	HONG KONG		Holding Recon Date	21-Oct-2008
Country	Bermuda		Vote Deadline Date	15-Oct-2008
SEDOL(s)	6898180 - B02V5X8 - B1HJ4Z9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited consolidated financial statements of the Company and its Subsidiaries and the reports of the Directors and the Auditors for the YE 30 JUN 2008		Management	For	For
2.a.i	Re-elect Mr. Lucas A. M. Laureys as a Director of the Company		Management	For	For
2.aii	Re-elect Mr. Chow Yu Chun, Alexander as a Director of the Company		Management	For	For
2.b	Authorize the Board of Directors to fix the remuneration of the Directors		Management	For	For
3.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize the Board of Directors to fix their remuneration		Management	For	For
4.
Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company or securities convertible into such shares or warrants or similar rights to subscribe for any shares in the Company and to make or grant offers, agreements and options, during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued
share capital of the Company, otherwise than pursuant to shares of the Company issued as a result of i) a rights issue [as
specified]; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of
shares of rights to acquire shares of the Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the Bye-Laws of the Company;
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM of the Company is required by the Bye-Laws of the
Company or any applicable laws of Bermuda to be held]
			Management	For	For
5.
Authorize the Directors of the Company to repurchase its own shares, during the relevant period, subject to and in accordance with all applicable laws and the requirements of the Rules [Listing
Rules] Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited [the Stock Exchange], not exceeding 10%
of the aggregate nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-Laws of the Company or any applicable laws of Bermuda to be held]
			Management	For	For
6.
Approve, conditional upon the passing of Ordinary Resolutions 4 and 5, that the aggregate nominal amount of the shares of the
Company repurchased by the Company under the authority
granted to the Directors pursuant to Ordinary Resolution 5 be added to the aggregate nominal amount of shares that may be
allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to Ordinary Resolution 4, provided that such amount of shares repurchased by the
Company shall not exceed 10% of the aggregate nominal amount of the shares of the Company in issue as at the date of this
Resolution
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	540000	0	10-Oct-2008	10-Oct-2008

SAI GLOBAL LTD
Security	Q8227J100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Oct-2008
ISIN	AU000000SAI8		Agenda	701712259 - Management
City	SYDNEY		Holding Recon Date	22-Oct-2008
Country	Australia		Vote Deadline Date	20-Oct-2008
SEDOL(s)	6716958 - B0373K8 - B0635V8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	To receive and consider the Financial Report, the Directors' Report and the In-dependent Auditor's report for SAI and its controlled entities for the YE 30 J-UN 2008		Non-Voting
2.	Adopt the Company's remuneration report for the FYE 30 JUN 2008 [as specified]		Management	For	For
3.	Re-elect Mr. John Murray AM as a Non-Executive Director, who retires by rotation in accordance with the Company's Constitution		Management	For	For
4.	Elect Mr. Andrew Dutton as a Non-Executive Director, who retires in accordance with the Company's Constitution		Management	For	For
5.	Elect Mr. W. Peter Day as a Non-Executive Director, who retires in accordance with the Company's Constitution		Management	For	For
6.
Approve, for all purposes including for the purpose of Listing Rule
10.14, the grant of performance share rights and options to
acquire shares in SAI to Mr. Anthony Scotton, under the Plan as specified
			Management	For	For
Transact such other business			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	26800	0	16-Oct-2008	16-Oct-2008

GOODPACK LTD
Security	Y2808U106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Oct-2008
ISIN	SG1I78884307		Agenda	701728618 - Management
City	SINGAPORE		Holding Recon Date	24-Oct-2008
Country	Singapore		Vote Deadline Date	21-Oct-2008
SEDOL(s)	6269708 - B134VH9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and the audited financial statements for the FYE 30 JUN 2008 together with the Auditors' report thereon		Management	For	For
2.	Declare a tax exempt [one-tier] final dividend of 2 cents per ordinary shares for the FYE 30 JUN 2008		Management	For	For
3.	Declare a tax exempt [one-tier] special dividend of 1 cent per ordinary share for the FYE 30 JUN 2008		Management	For	For
4.	Re-elect Mr. John Wong Weng Foo as a Director of the Company, who retires pursuant to Article 91 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Mah Kim Loong Leslie as a Director of the Company, who retires pursuant to Article 91 of the Company's Articles of Association		Management	For	For
6.	Approve the payment of the Directors' fees of SGD 105,000 for the FYE 30 JUN 2008		Management	For	For
7.	Appoint Messrs. Deloitte and Touche LLP as the Auditors of the Company and authorize the Directors to fix their remuneration		Management	For	For
8.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing
Manual of the Singapore Exchange Securities Trading Limited [the
SGX-ST Listing Manual], to allot and issue shares or convertible securities or additional securities issued pursuant to Rule 829 of the Listing Manual; or shares arising from the conversion of the securities in [b] and [c] above, in the Company [whether by way of rights, bonus or otherwise] at any time to such persons and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit provided that: the aggregate number of shares and convertible securities to be
issued pursuant to this resolution shall not exceed 50% of the issued share capital of the Company [calculated in accordance with [ii] below], of which the aggregate number of shares and convertible securities issued other than on a pro-rata basis to existing shareholders must be not more than 20% of the issued share capital of the Company [calculated in accordance with [ii]
below]; and for the purpose of determining the number of shares and convertible securities that may be issued pursuant to [i]
above, the percentage of issued share capital shall be calculated based on the Company's issued share capital at the date of the passing of this resolution after adjusting for new shares arising from the conversion of convertible securities or employee share options on issue when this resolution is passed, and any
subsequent consolidation or subdivision of shares; [Authority expires the earlier of the conclusion of the Company's next AGM or the date by which the next AGM of the Company is required by
Law to be held]
			Management	For	For
9.
Authorize the Directors to offer and grant options in accordance with the provisions of the Goodpack Performance Share Option
Scheme [the Scheme] and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options under the
Scheme, provided that the aggregate number of shares to be
allotted and issued pursuant to the Scheme shall not exceed 15%
of the total issued share capital of the Company from time to time
			Management	For	For

Transact any other business			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	55000	0	16-Oct-2008	16-Oct-2008

BRADKEN LTD
Security	Q17369101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Oct-2008
ISIN	AU000000BKN3		Agenda	701715825 - Management
City	BRISBANE		Holding Recon Date	28-Oct-2008
Country	Australia		Vote Deadline Date	24-Oct-2008
SEDOL(s)	B013SX6 - B01B9B5 - B02MJQ2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the financial reports of the Company and the consolidated entity and t-he report of Directors and the Auditor thereon for the FYE 30 JUN 2008		Non-Voting
2.	Adopt the remuneration report of the Company for the FYE 30 JUN 2008		Management	For	For
3.a	Re-elect Mr. Nicholas Greiner as a Director, who retires by rotation in accordance with Article 9.3 of the Company's Constitution		Management	For	For
3.b	Re-elect Mr. Gregory Laurie as a Director, who retires by rotation in accordance with Article 9.3 of the Company's Constitution		Management	For	For
4.
Approve, for all purposes under the Corporation Act 2001 [Cth]
and the Listing Rules of ASX Limited; a) the participation in the
Performance Right Plan by Mr. Brian Hodges, Managing Director
as to 63,627 performance right; and b) the acquisition accordingly by Mr. Hodges of those performance right and, in consequence of exercise of those performance rights, of ordinary shares in the
Company, all in accordance with the Performance Rights Plan
Rules as amended from time and on the basis as specified
			Management	For	For
5.
Approve, for all purposes under the ASX Listing Rule, including
Listing Rule 7.4, the issue by the Company on or about 06 AUG
2008, of 13,664,569 fully paid ordinary shares at AUD 8.05 each under an institutional placement to part fund the acquisition of the
AmeriCast Technologies, Inc. group
			Management	For	For
6.
Approve, for all purposes under the ASX Listing Rules, including
Listing Rule 7.4, the issue by the Company on or about 21 AUG
2008 of 149,222 fully paid ordinary shares at an issue price of
AUD 8.05 per share to 7 senior Managers in the AmeriCast
Technologies, Inc. group
			Management	For	For
7.
Approve, for the purposes of ASX Listing Rules 7.1 and 10.11 and for all other purposes, the issue of 50,000 fully paid of AUD 8.05 per share to Mr. Phillip Arnall for cash, which shares are to rank equally in all respects with the existing issued ordinary shares of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	10700	0	22-Oct-2008	22-Oct-2008

KOTRA INDUSTRIES BHD
Security	Y4964Z101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	03-Dec-2008
ISIN	MYQ0002OO004		Agenda	701762002 - Management
City	MELAKA		Holding Recon Date	19-Nov-2008
Country	Malaysia		Vote Deadline Date	26-Nov-2008
SEDOL(s)	6306218		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the audited financial statements for the FYE 30 JUN 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.	Approve the payment of Directors' fees amounting to MYR 164,000 for the YE 30 JUN 2008		Management	For	For
3.	Re-elect Mr. Tan Choo Jow PPN as a Director, who retire by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
4.	Re-elect Mr. Chin Swee Chang as a Director, who retire by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
5.
Re-appoint Y. Bhg. Tan Sri Datuk Dr. Omar bin Abdul Rahman as a Director of the Company, who retires in accordance with Section
129 (2) of the Companies Act, 1965, to hold office until the conclusion of the next AGM
			Management	For	For
6.
Re-appoint Mr. Piong Nam Kim @ Piong Pak Kim, as a Director of the Company, who retires in accordance with Section 129(2) of the Companies Act, 1965, to hold office until the conclusion of the next AGM
			Management	For	For
7.	Re-appoint Mr. Omar bin Md. Khir, as a Director of the Company, who retires in accordance with Section 129(2) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
8.	Re-appoint Messrs. Horwath as the Auditors of the Company and authorize the Directors to fix their remuneration		Management	For	For
9.
Authorize the Directors, pursuant to Section 132D of the
Companies Act, 1965, to issue new shares in the Company at any time until the conclusion of the next AGM upon such terms and conditions, for such purposes and to such person or persons
whomsoever as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be
issued does not exceed 10% of the issued share capital of the
Company for the time being, subject always to the approval of all the relevant authorities being obtained for such allotment and issue
			Management	For	For
10.
Authorize the Company and/or its subsidiary to enter into the categories of recurrent related party transactions of revenue or trading nature with the following related parties Messrs: Kwong
Onn Tong Sdn. Bhd, Lonnix (M) Sdn. Bhd, Appeton Laboratory
Sdn. Bhd, Piong Nam Kim @ Piong Pak Kim, Thames Bioscience
(M) Sdn. Bhd, Piong Teck Onn, Datuk Piong Teck Yen as
specified, in Section 2.3.2 (a) as specified; provided always that:
[i] the recurrent related party transactions are carried out in the ordinary course of business and on terms not more favourable to the related parties than those generally available to the public and not detrimental to the minority shareholders of the Company; and
[ii] disclosure is made in the annual report of the aggregate value of all the recurrent related party transactions conducted pursuant
			Management	For	For

to the shareholders' mandate during the FY in the manner
required under the listing requirements of bursa Malaysia
Securities Berhad [Bursa Securities]; [Authority expires until the conclusion of the next AGM of the Company following this AGM at which the resolution to the shareholders' mandate is passed or the expiration of the period within which the next AGM after the date it is required to be held pursuant to Section 143 [1] of the
Companies act 1965 (but shall not extend to such extensions as may be allowed pursuant to section 143 (2) of the Companies act
1965); or revoked or varied by resolutions passed by the
shareholders in a general meeting; whichever is earliest; authorize the Directors to complete and do all such acts and things
[including executing such documents as may be required] to give effect to the transactions contemplated and/or authorized by the shareholders' mandate

11.
Authorize the Company and/or its subsidiary to enter into a new category of recurrent related party transactions of a revenue or trading nature with the following related party Datuk Piong Teck
Yen as specified in Section 2.3.2 (b) as specified; provided always that: [i] the recurrent related party transactions are carried out in the ordinary course of business and on terms not more favourable to the related parties than those generally available to the public and not detrimental to the minority shareholders of the Company;
and [ii] disclosure is made in the annual report of the aggregate value of all the recurrent related party transactions conducted pursuant to the shareholders' mandate during the FY in the
manner required under the listing requirements of bursa Malaysia
Securities Berhad [Bursa Securities]; [Authority expires until the conclusion of the next AGM of the Company following this AGM at which the resolution to the shareholders' mandate is passed or the expiration of the period within which the next AGM after the date it is required to be held pursuant to Section 143 [1] of the
Companies act 1965 (but shall not extend to such extensions as may be allowed pursuant to section 143 (2) of the Companies act
1965); or revoked or varied by resolutions passed by the
shareholders in a general meeting; whichever is earliest; authorize the Directors to complete and do all such acts and things
[including executing such documents as may be required] to give effect to the transactions contemplated and/or authorized by the shareholders' mandate
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	0	0	20-Nov-2008	20-Nov-2008

GREAT SOUTHERN LTD
Security	Q4333Z104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		04-Dec-2008
ISIN	AU000000GTP8		Agenda		701745854 - Management
City	PERTH		Holding Recon Date		02-Dec-2008
Country	Australia		Vote Deadline Date		28-Nov-2008
SEDOL(s)	6157988 - B02P079 - B05KVX4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve, for all purposes including Rule 7.1 and Rule 10.11 of the ASX Listing Rules, the issue of up to 639,646,380 shares to Project Investors in the Plantation Projects as specified		Management	For	For
2.	Approve, for all purposes including Rule 7.1 and Rule 10.11 of the ASX Listing Rules, the issue of up to 176,383,980 shares to Project Investors in the Cattle Projects as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	36927	0	20-Nov-2008	20-Nov-2008

CHANGMAO BIOCHEMICAL ENGINEERING CO LTD
Security	Y7702F105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		18-Dec-2008
ISIN	CNE100000106		Agenda		701745498 - Management
City	JIANGSU PROVINCE		Holding Recon Date		14-Nov-2008
Country	China		Vote Deadline Date		10-Dec-2008
SEDOL(s)	6533362 - B06MKS7 - B1HJPR8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY-FOR RESOLUTION 1. THANK YOU.			Non-Voting
S.1
Approve, subject to all the necessary approval and/or consents from the relevant PRC authorities and bodies being obtained
and/or the procedures as required under the laws, regulations and/or administrative orders of Hong Kong and the PRC being
completed, amend the Articles 1, 3 and 12 of the Articles of
Association of the Company as specified
			Management	For	For
Transact any other business			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	456000	0	05-Dec-2008	05-Dec-2008

ROBERTET SA
Security	F78649120		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	14-Jan-2009
ISIN	FR0000039091		Agenda	701785202 - Management
City	GRASSE		Holding Recon Date	08-Jan-2009
Country	France		Vote Deadline Date	31-Dec-2008
SEDOL(s)	4744757 - 4899572 - B28LLM7		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.			Non-Voting
1.	The shareholder's meeting takes note of the death of Mr. Jean Maubert, Chairma-n of the Supervisory Board and records the end of his term of office; this res-olution is adopted		Non-Voting
2.	The shareholders' meeting decides that the Company shall be ruled by the Board-of Directors; this resolution is adopted		Non-Voting
3.	Approve, following the approval of the previous Resolution 2, to overhaul the Articles of the By-Laws		Management	For	For
4.
Appoint Messrs. Philippe Maubert, Christophe Maubert, Olivier
Maubert, Catherine Maubert, Isabelle Maubert, Gilberte Pincon,
Peter Nicholas Lombardo, Alain Moynot, Lionel Picolet, Xavier
Givaudan, Robert Nicol and Dlawarbarakat for a 5 year period
			Management	For	For
5.
Appoint: Mr. Roger Novel and Deloitte Et Associes SA as the
Statutory Auditor for the remainder of their term of offices; and Mr.
Christian Laurain and the Company Beas as the Deputy Auditor
for the remainder of their term of offices
			Management	For	For
6.	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed By-Law		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	340	0	30-Dec-2008	30-Dec-2008

GREAT SOUTHERN LTD
Security	Q4333Z104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		22-Jan-2009
ISIN	AU000000GTP8		Agenda		701788967 - Management
City	PERTH		Holding Recon Date		19-Jan-2009
Country	Australia		Vote Deadline Date		16-Jan-2009
SEDOL(s)	6157988 - B02P079 - B05KVX4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve, for all purposes including Rule 7.1 and Rule 10.11 of the ASX Listing Rules, the issue of up to 639,646,380 shares to Project Investors in the Plantation Projects as specified		Management	For	For
2.	Approve, for all purposes including Rule 7.1 and Rule 10.11 of the ASX Listing Rules, the issue of up to 176,383,980 shares to Project Investors in the Cattle Projects as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	36927	0	31-Dec-2008	31-Dec-2008

SANFORD LTD
Security	Q82719107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Jan-2009
ISIN	NZSANE0001S0		Agenda	701788842 - Management
City	AUCKLAND		Holding Recon Date	26-Jan-2009
Country	New Zealand		Vote Deadline Date	22-Jan-2009
SEDOL(s)	6774183 - B00MT42 - B0J2KT5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
Chairman's Introduction			Non-Voting
Managing Director's review			Non-Voting
To receive and consider the financial statements of the Company for the YE 30-SEP 2008 together with the Directors' and the Auditor's reports to shareholder-s			Non-Voting
1.	Re-elect Mr. Bruce Cole as a Director of the Company, who retires by rotation		Management	For	For
2.	Re-elect Mr. Jeff Todd as a Director of the Company, who retires by rotation		Management	For	For
3.	Elect Mr. Paul Norling as a Director of the Company, having been appointed since the last annual meeting, who retires		Management	For	For
4.	Authorize the Directors to fix the fees and expenses of the Auditor		Management	For	For
5.
Approve to increase the total maximum Director's remuneration to all Directors taken together, from NZD 250,000 per annum to NZD
400,000 per annum with effect from 01 OCT 2008, to be divided among the Directors at the discretion of the Board
			Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	16253	0	14-Jan-2009	14-Jan-2009

GREAT SOUTHERN LTD
Security	Q4333Z104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Feb-2009
ISIN	AU000000GTP8		Agenda	701796825 - Management
City	PERTH		Holding Recon Date	10-Feb-2009
Country	Australia		Vote Deadline Date	13-Feb-2009
SEDOL(s)	6157988 - B02P079 - B05KVX4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and consider the financial statements of the Company and its controlle-d entities for the FYE 30 SEP 2008 and the related Directors' report, Director-s' declaration and the Auditors' report		Non-Voting
2.	Adopt the remuneration report for the YE 30 SEP 2008		Management	For	For
3.A	Re-elect Mr. John Carlton Young as a Director of the Company, who retires by rotation pursuant to Clause 8.1(e) of the Constitution		Management	For	For
3.B	Re-elect Mr. Mervyn Leonard Peacock as a Director of the Company, who retires by rotation pursuant to Clause 8.1(e) of the Constitution		Management	For	For
4.A
Approve, for the purposes of ASX Listing Rule 10.15A and for all other purposes, the ability to issue [for the purpose of Fee
Sacrifice only] to Mr. David Griffiths, the Non-Executive Chairman of the Company, of up to 1,000,000 shares each year by way of fee sacrifice under the Great Southern Employee Share Plan over the next 3 years and otherwise on the terms and conditions as specified
			Management	For	For
4.B
Approve, for the purposes of ASX Listing Rule 10.15A and for all other purposes, the ability to issue [for the purpose of Fee
Sacrifice only] to Ms. Alice McCleary, the Non-Executive Director of the Company, of up to 500,000 shares each year by way of fee sacrifice under the Great Southern Employee Share Plan over the next 3 years and otherwise on the terms and conditions as
specified
			Management	For	For
4.C
Approve, for the purposes of ASX Listing Rule 10.15A and for all other purposes, the ability to issue [for the purpose of Fee
Sacrifice only] to Mr. Peter Mansell, the Non-Executive Director of the Company, of up to 500,000 shares each year by way of fee sacrifice under the Great Southern Employee Share Plan over the next 3 years and otherwise on the terms and conditions as
specified
			Management	For	For
4.D
Approve, for the purposes of ASX Listing Rule 10.15A and for all other purposes, the ability to issue [for the purpose of Fee
Sacrifice only] to Mr. Mervyn Peacock, the Non-Executive Director of the Company, of up to 500,000 shares each year by way of fee sacrifice under the Great Southern Employee Share Plan over the next 3 years and otherwise on the terms and conditions as
specified
			Management	For	For
5.A
Approve, for the purposes of ASX Listing Rule 10.15 and for all other purposes, the ability to issue [for the purpose of Salary
Sacrifice only] to Mr. Cameron Rhodes, the Managing Director of the Company, of up to 2,000,000 shares by way of salary sacrifice under the Great Southern Employee Share Plan and otherwise on the terms and conditions as specified
			Management	For	For
5.B
Approve, for the purposes of ASX Listing Rule 10.15 and for all other purposes, the ability to issue [for the purpose of Salary
Sacrifice only] to Mr. Phillip Butlin, the Executive Director of the
Company, of up to 1,750,000 shares by way of salary sacrifice under the Great Southern Employee Share Plan and otherwise on the terms and conditions as specified
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	36927	0	28-Jan-2009	28-Jan-2009

SOL SPA
Security	T8711D103		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		19-Feb-2009
ISIN	IT0001206769		Agenda		701800218 - Management
City	MONZA		Holding Recon Date		17-Feb-2009
Country	Italy	Blocking	Vote Deadline Date		09-Feb-2009
SEDOL(s)	5490684 - B094154 - B1L52S2 - B28MKT0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 26
FEB 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the confirmation of the Independent Director co-opted by the Board of Directors pursuant to Article 2386 Civil Code and of Article 10 of the By-Laws		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Grant authority to the acquisition and subsequent disposal of the Company's share pursuant to Article 2357 and 2357 TER of the Italian Civil Code, inherent and consequent resolutions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	9141	0	26-Jan-2009	26-Jan-2009

KHON KAEN SUGAR INDUSTRY PUBLIC CO LTD
Security	Y47560118		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Feb-2009
ISIN	TH0828010015		Agenda	701803290 - Management
City	BANGKOK		Holding Recon Date	06-Feb-2009
Country	Thailand		Vote Deadline Date	23-Feb-2009
SEDOL(s)	B06D198 - B0Q8579		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the minutes of the EGM No. 1/2008		Management	For	For
2.	Adopt the Board of Directors' report for the FY 2008		Management	For	For
3.	Approve the balance sheet and the profit and loss statement for the FYE 31 OCT 2008		Management	For	For
4.	Approve the allocation of net profit for the annual dividend payment and legal reserves		Management	For	For
5.	Approve the new Directors to replace those due to retire by rotation		Management	For	For
6.	Appoint the Auditors and approve to fix the Auditors' remuneration		Management	For	For
7.	Approve the remuneration for the Directors		Management	For	For
8.	Approve to cancel the issuance of warrants to purchase ordinary shares of the Company [the warrants]		Management	For	For
9.	Approve to decrease the Company's registered capital and amend Clause 4 of the Memorandum of Association		Management	For	For
10.	Other matters [if any]		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	193800	0	06-Feb-2009	06-Feb-2009

BANQUE LAURENTIENNE DU CANADA
Security		51925D106		Meeting Type	Annual
Ticker Symbol		LRCDF		Meeting Date	10-Mar-2009
ISIN		CA51925D1069		Agenda	932994026 - Management
City				Holding Recon Date	13-Jan-2009
Country		Canada		Vote Deadline Date	06-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	LISE BASTARACHE			For	For
	2	JEAN BAZIN			For	For
	3	RICHARD BÉLANGER			For	For
	4	ÉVE-LYNE BIRON			For	For
	5	ISABELLE COURVILLE			For	For
	6	L. DENIS DESAUTELS			For	For
	7	PIERRE GENEST			For	For
	8	MICHEL LABONTÉ			For	For
	9	PIERRE MICHAUD			For	For
	10	CARMAND NORMAND			For	For
	11	JACQUELINE C. ORANGE			For	For
	12	RÉJEAN ROBITAILLE			For	For
	13	JONATHAN I. WENER			For	For
02	APPOINTMENT OF THE ACCOUNTING FIRM ERNST & YOUNG LLP, AS AUDITOR			Management	For	For
03	SHAREHOLDER'S PROPOSAL NO. 1			Shareholder	Against	For
04	SHAREHOLDER'S PROPOSAL NO. 2			Shareholder	Against	For
05	SHAREHOLDER'S PROPOSAL NO. 3			Shareholder	Against	For
06	SHAREHOLDER'S PROPOSAL NO. 4			Shareholder	Against	For
07	SHAREHOLDER'S PROPOSAL NO. 5			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0SSTA 01 OM		C81	1600	0	09-Feb-2009	09-Feb-2009

DALIAN REFRIGERATION CO LTD
Security	Y1964W104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		12-Mar-2009
ISIN	CNE000000VH7		Agenda		701823913 - Management
City	LIAONING		Holding Recon Date		05-Mar-2009
Country	China		Vote Deadline Date		05-Mar-2009
SEDOL(s)	6106979		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve to change the Company's 2008 Audit firm		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	76000	0	02-Mar-2009	02-Mar-2009

PICO FAR EAST HOLDINGS LTD, GEORGE TOWN
Security	G7082H127		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Mar-2009
ISIN	KYG7082H1276		Agenda	701816158 - Management
City	HONG KONG		Holding Recon Date	13-Mar-2009
Country	Cayman Islands		Vote Deadline Date	11-Mar-2009
SEDOL(s)	B0Z1B71 - B0ZCCF9 - B3BJF56		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive the audited financial statements and the Directors' report and the Independent Auditor's report for the YE 31 OCT 2008		Management	For	For
2.	Re-elect Mr. James Chia Song Heng as a Director of the Company		Management	For	For
3.	Re-elect Mr. Gregory Robert Scott Crichton as a Director of the Company		Management	For	For
4.	Re-elect Mr. Charlie Yucheng Shi as a Director of the Company		Management	For	For
5.	Re-appoint RSM Nelson Wheeler as the Auditor and authorize the Board of Directors [the Board] to fix its remuneration		Management	For	For
6.	Authorize the Board to fix the Directors' remuneration		Management	For	For
7.	Declare a final dividend of HKD 2.0 cents per share for the YE 31 OCT 2008		Management	For	For
8.
Authorize the Directors of the Company, subject to this
Resolution, to issue, allot and deal with additional shares, to issue warrants to subscribe for shares and to make offers or
agreements or grant options or warrants during and after the relevant period, not exceeding 20% of the existing issued share capital of the Company as at the date of passing of this Resolution otherwise than pursuant to: i) a rights issue; ii) the exercise of the subscription rights under warrants issued otherwise than pursuant to this Resolution; iii) the exercise of the subscription rights under the share option scheme of the Company; and iv) any scrip
dividend or similar arrangement providing for allotment of shares in lieu of the whole or part of a dividend on shares of the
Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the passing of an ordinary
resolution by shareholders in a general meeting]
			Management	Against	Against
Comments-We choose to vote against this item because we do not support the issuance of over 10% new shares without pre-emptive rights.
9.
Authorize the Directors of the Company, subject to this
Resolution, and in accordance with all applicable Laws, to
repurchase shares its own shares during the relevant period [as specified], not exceeding 10% of the aggregate nominal amount of the existing issued share capital of the Company as at the date of this Resolution, and the said approval shall be limited accordingly;
and [Authority expires the earlier of the conclusion of the next
AGM of the Company or the passing of an ordinary resolution by shareholders in a general meeting]
			Management	For	For
10.
Approve, conditional upon Resolutions 8 and 9 being passed [with or without amendments], to extend the general mandate referred to in Resolution 8 by the addition to the aggregate nominal
amount of the share capital of the Company which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of shares repurchased by the Company pursuant to the general mandate referred to in Resolution 9, provided that such amount shall not exceed 10% of the existing issued share capital of the Company as at the date of the passing of this
Resolution
			Management	For	For

S.11
Amend Clause 6 of the Memorandum of Association of the
Company and the Articles 2, 3, 6, 73[a], 73[b], 80, 81, 82, 83,
85[a], 88, 90, 92, 94, 96, 167, 168, 169A, 169B, 169C, 173 of the
Articles of Association as specified; and adopt the new restated
and consolidated Memorandum and Articles of Association of the
Company, consolidating all of the proposed amendments referred in this Resolution and all previous amendments made in
compliance with applicable laws, as specified, with immediately effect in replacement of the existing Memorandum and Articles of
Association of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	224000	0	25-Feb-2009	25-Feb-2009

NAKANISHI INC.
Security	J4800J102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Mar-2009
ISIN	JP3642500007		Agenda	701832669 - Management
City	TOCHIGI		Holding Recon Date	30-Dec-2008
Country	Japan		Vote Deadline Date	11-Mar-2009
SEDOL(s)	6271071		Quick Code	77160
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure by the company.
2	Amend Articles to: Approve Minor Revisions Related to the Updated Laws and Regulaions		Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure by the company.
3.1	Appoint a Corporate Auditor		Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure by the company.
3.2	Appoint a Corporate Auditor		Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure by the company.
3.3	Appoint a Corporate Auditor		Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure by the company.
4	Amend the Compensation to be Received by Corporate Auditors		Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	600	0	11-Mar-2009	11-Mar-2009

CHOONG ANG VACCINE LABORATORY
Security	Y15894101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Mar-2009
ISIN	KR7072020001		Agenda	701818316 - Management
City	DAEJUN		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	10-Mar-2009
SEDOL(s)	6700111		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK-YOU.			Non-Voting
1.	Approve the financial statement		Management	Against	Against
Comments-We are voting against all proposals due to a lack of disclosure.
2.	Approve the partial amendment to the Article of Incorporation		Management	Against	Against
Comments-We are voting against all proposals due to a lack of disclosure.
3.	Approve the limit of remuneration for the Directors		Management	Against	Against
Comments-We are voting against all proposals due to a lack of disclosure.
4.	Approve the limit of remuneration for the Auditors		Management	Against	Against
Comments-We are voting against all proposals due to a lack of disclosure.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6230	0	27-Feb-2009	27-Feb-2009

HANKUK CARBON CO LTD, MIRYANG
Security	Y3058W115		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Mar-2009
ISIN	KR7017960006		Agenda	701825525 - Management
City	MIL YANG		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	10-Mar-2009
SEDOL(s)	6153180		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
1.	Approve the financial statement		Management	Against	Against
Comments-We choose to vote against all management proposals due to a lack of disclosure from the company.
2.	Elect the Directors		Management	Against	Against
Comments-We choose to vote against all management proposals due to a lack of disclosure from the company.
3.	Approve the limit of remuneration for the Directors		Management	Against	Against
Comments-We choose to vote against all management proposals due to a lack of disclosure from the company.
4.	Approve the limit of remuneration for the Auditors		Management	Against	Against
Comments-We choose to vote against all management proposals due to a lack of disclosure from the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	13100	0	03-Mar-2009	03-Mar-2009

VAISALA OY, VANTAA
Security	X9598K108		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	26-Mar-2009
ISIN	FI0009900682		Agenda	701834233 - Management
City	VANTAA		Holding Recon Date	16-Mar-2009
Country	Finland		Vote Deadline Date	11-Mar-2009
SEDOL(s)	4924139 - 5932357 - B1VVWP7 - B28N1K1		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.			Non-Voting
1.1	Adopt the accounts		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
1.2	Approve the actions on profit or loss and to pay a dividend of EUR 0.90 per share		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
1.3	Grant discharge from liability		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
1.4	Approve the number of Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
1.5	Approve the remuneration of the Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
1.6	Elect the Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
1.7	Elect PricewaterhouseCoopers and Mr. Hannu Pellinen as the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1273	0	10-Mar-2009	10-Mar-2009

VACON OYJ
Security	X9582Y106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-Apr-2009
ISIN	FI0009009567		Agenda	701839904 - Management
City	VAASA		Holding Recon Date	20-Mar-2009
Country	Finland		Vote Deadline Date	17-Mar-2009
SEDOL(s)	4767851 - B02GB79 - B182H14 - B28N1H8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening of the meeting		Non-Voting
2.	Calling the meeting to order		Non-Voting
3.	Election of persons to scrutinize the minutes and to supervise the counting of-votes		Non-Voting
4.	Recording the legality of the meeting		Non-Voting
5.	Recording the attendance at the meeting and adoption of the list of votes		Non-Voting
6.	Presentation of the annual accounts, the report of the board of directors and-the auditor's report for the year 2008		Non-Voting
7.	Adopt the annual accounts		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.
Approve to decide on the use of the profit shown on the balance sheet and the payment of dividend, the board of directors
proposes to the general meeting that a dividend of EUR 0.65 per share be paid from the distributable assets of the parent company, in total EUR 9,875,572.20; the dividend shall be paid to
shareholders who on the record date 06 April 2009 are recorded in the shareholders; register held by Euroclear Finland Ltd; the dividend will be paid on 15 April 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Grant discharge the Members of the board of Directors and the CEO from liability		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.
Approve the remuneration of the Members of the Board of
Directors , the nomination and remuneration committee of the
Board of Directors proposes to the general meeting that the
Members of the Board of Directors shall be paid a basic fee of
EUR 1,250 a month and an additional fee of maximum EUR 2,500 a month the additional fee is determined based on the development of the company's turnover and operating profit for the FY 2009, it is proposed that the chairman of the board of directors is paid twice the basic fee and the additional fee of the
Members of the Board of Directors the nomination Committee of the Board of directors furthermore proposes the travel expenses of the Members of the Board of Directors will be compensated in accordance with the company's traveling compensation regulations
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the nomination and remuneration Committee of the Board of Directors proposes to the general meeting that the number of Members of the Board of Directors shall be 7		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.
Re-elect the Messrs. Pekka Ahlqvist, Jari Eklund, Mauri Holma,
Jan Inborr, Veijo Karppinen and Riitta Viitala , Members of the
Board of Directors for a term of office ending at the end of the
AGM 2010; elect Mr. Mika Vehvil inen shall new Member of the
Board of Directors
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
					Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve the general meeting that the remuneration for the Auditor to be elected will be paid against the auditor's reasonable invoice		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Re-elect KPMG Oy AB, with Pekka Pajamo as the Auditor of the Company for the terms of office ending at the end of the AGM 2010		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Amend the Section 8 of Articles of Association of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.
Authorize the Board of Director's to decide on the repurchase of own shares as specified; the authorization is effective eighteen
[18] months as of the decision of the general meeting; the
authorization cancels the authorization given by the general meeting on 26 MAR 2008 to decide on the repurchase of the
Company's own shares
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Closing of the meeting		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1437	0	13-Mar-2009	13-Mar-2009

NORDISKE KABEL- OG TRAADFABRIKKER HOLDING A/S NKT
Security	K70975147		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Apr-2009
ISIN	DK0010287663		Agenda	701852495 - Management
City	FREDERIKSBERG		Holding Recon Date	17-Mar-2009
Country	Denmark		Vote Deadline Date	25-Mar-2009
SEDOL(s)	7106354 - B01XW90 - B0Z52D6 - B28L0Z3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Receive the report by the Board of Directors on the Company's activities in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the annual report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Adopt the annual report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve to transfer profits to the distributable revenues and no dividends distributed		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Grant discharge to the Management and the Board of Directors from their liabilities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.
Approve the Board of Directors' remuneration for 2009 temporarily reduced by 10% compared to 2008 due to the decline in the economy, meaning DKK 540,000 to the Chairman, DKK 405,000 to the Deputy Chairman, and DKK 270,000 to each of the Other Members; approve the Board of Director's decision to establish an audit committee with the participation of two  members of the Company's Board of Directors and the chairman of the committee is  remunerated with DKK 200,000 and the other member is remunerated with DKK 100,000 corresponding to respectively 2/3 and 1/3 of the  normal remuneration for the Board of Directors
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Re-elect Messrs. Christian Kjaer, Jan Trojborg, Krister Ahlstrom, Jens Maaloe, Jens Due Olsen and Lone Fonss Schroder as the Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Re-elect KPMG Statsautoriseret Revisionspartnerselskab [CVR nr. 30 70 020 28] as a sole Auditor of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.1
Amend Articles 3[2], 4[1]  and 7[2] of the Articles of Association due to  the decision by the Danish Securities Centre  to change its name to VP Securities A/S; approve that the word the Danish Securities Centre is changed to VP  Securities
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.2
Amend Article 3[4] of the Articles of Association due to the decision by the VP Investor Services A/S to change its address from Helgeshoj Alle 35, DK-2630 Taastrup to Weidekampsgade 14, DK-2300 Copenhagen S. Approve to replace Article 3[4] of the Articles of Association as specified
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.3	Amend the Article 5[8] of the Article of Association, as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.4
Authorize the Board of Directors, to arrange for an acquisition by the Company, of own shares representing a nominal value up to 10% of the share capital, the purchase price for such shares shall not deviate more than 10% from the price quoted on the NASDAQ OMX Copenhagen at the time of acquisition; the price quoted at the time of the acquisition means closing price of NASDAQ OMX
Copenhagen
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.5
Authorize the Chairman of the meeting to register and to make such changes and amendments to the decisions made at the general meeting as may be required by the Danish Commerce and Companies Agency in registration of the decisions made
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Any other proposals		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1450	0	23-Mar-2009	23-Mar-2009

MARR S.P.A.
Security	T6456M106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	17-Apr-2009
ISIN	IT0003428445		Agenda	701828280 - Management
City	CASTELVETRO DI MODENA		Holding Recon Date	15-Apr-2009
Country	Italy	Blocking	Vote Deadline Date	13-Apr-2009
SEDOL(s)	B0B87F6 - B0BV9X7 - B1DKJ06 - B28K3Q2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the financial statement at 31 DEC 2008 and report; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Grant authority to buy back and cancel the resolution of general meeting held on 18 APR 2008; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6163	0	05-Mar-2009	05-Mar-2009

MEKONOMEN AB, SOGELTORP
Security	W5615X116		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Apr-2009
ISIN	SE0002110064		Agenda	701858081 - Management
City	STOCKHOLM		Holding Recon Date	16-Apr-2009
Country	Sweden		Vote Deadline Date	13-Apr-2009
SEDOL(s)	B23PWD2 - B295SM7		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.		Non-Voting
1.	Opening of the meeting		Non-Voting
2.	Elect Mr. Fredrik Persson as the Chairman of the AGM		Non-Voting
3.	Approve the voting list		Non-Voting
4.	Approve the agenda of AGM		Non-Voting
5.	Elect the persons approving minutes		Non-Voting
6.	Approve to determine of whether the meeting has been duly convened		Non-Voting
7.	Receive the annual accounts and the Auditors' report as well as the consolidat-ed accounts and the Auditors' report on the consolidated accounts		Non-Voting
8.	Approve the address by the Managing Director		Non-Voting
9.	Approve the questions from the shareholders		Non-Voting
10.A	Adopt the profit and loss account and the balance sheet, the consolidated profit and loss account and the consolidated balance sheet		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.B	Approve the allocation of the profit in accordance with approved balance sheet		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.C	Grant discharge from liability of the members of the Board of Directors and the Managing Director		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve that the number Members of the Board of Directors shall be 7 without Deputy Director		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.
Approve that the total fees to be paid to the Board be SEK
1,360,000, of which the Chairman shall receive SEK 320,000, the Vice Chairman SEK 240,000 and each of the remaining Members who are not employed by the Group be paid SEK 160,000
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Re-elect Messrs. Antonia Axson Johnson, Anders G Carlberg, Fredrik Persson, Helena Skantorp, Kenny Brack, Marcus Storch, and Wolff Huber as the Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
					Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Elect Mr. Fredrik Persson as the Chairman of the Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Appoint the Nomination Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Adopt the specified principles for salaries and other remuneration of the Company Management		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve the Employees acquisition of shares in subsidiaries as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Other items		Non-Voting
19.	Closing of the Meeting		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	3200	0	31-Mar-2009	31-Mar-2009

KAS-BANK NV
Security	N47927145		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Apr-2009
ISIN	NL0000362648		Agenda	701868412 - Management
City	AMSTERDAM		Holding Recon Date	07-Apr-2009
Country	Netherlands		Vote Deadline Date	10-Apr-2009
SEDOL(s)	5784536 - B03NNL7 - B10RB37 - B1HK7Q4 - B28JQY8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.		Non-Voting
1.	Call to order		Non-Voting
2.	Report of the Managing Board on 2008		Non-Voting
3.	Adopt the 2008 financial statements		Management	For	For
4.	Adopt the dividend for 2008		Management	For	For
5.	Ratify the actions of the Managing Board		Management	For	For
6.	Ratify the actions of the Supervisory Board		Management	For	For
7.A	Announcement of the intended appointment of Mr. R. J. Kooijman RA as a Member-of the Managing Board		Non-Voting
7.B	Announcement of the intended appointment of Mr. Drs S.A.J. Van Katwijk as a Me-mber of the Managing Board		Non-Voting
8.A	Announcement of vacancies in the Supervisory Board and information on the Supe-rvisory Board profile		Non-Voting
8.B	Opportunity for the general meeting of shareholders to recommend candidates, h-aving regard to the current Supervisory Board profile		Non-Voting
8.C	Re-appoint Mr. A.H. Lundquist to the Supervisory Board		Management	For	For
8.D	Re-appoint Professor Dr. R.A.H. Van Der Meer RA to the Supervisory Board		Management	For	For
8.E	Announcement of a vacancy arising on the Supervisory Board in 2010		Non-Voting
9.A	Approve to issue shares		Management	For	For
9.B	Approve to repurchase own shares		Management	For	For
9.C	Approve to introduce a registration date		Management	For	For
10.	Any other business		Non-Voting
11.	Adjournment		Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN BLOCKING. IF YOU HAVE ALR-EADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECID-E TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	4938	0	01-Apr-2009	01-Apr-2009

STUDSVIK AB
Security	W8953M106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Apr-2009
ISIN	SE0000653230		Agenda	701869642 - Management
City	STOCKHOLM		Holding Recon Date	16-Apr-2009
Country	Sweden		Vote Deadline Date	13-Apr-2009
SEDOL(s)	7103269 - B06P3W1 - B1RWRV5 - B2908V1		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.		Non-Voting

PLEASE NOTE THAT SEB WILL NOT ARRANGE WITH A
REPRESENTATIVE FOR THIS GMS UNLES-S SPECIFICALLY
INSTRUCTED AND AGREED UPON NO LATER THAN ON THE
SEB DEADLINE. T-HE COST INCURRED WILL BE
FORWARDED TO THE CLIENT. THANK YOU.
Non-Voting
1.	Opening of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect Mr. Anders Ullberg as a Chairman of the meeting		Management	No Action	Management did not provide a recommendation
3.	Approve the voting list		Management	No Action	Management did not provide a recommendation
4.	Approve the agenda		Management	No Action	Management did not provide a recommendation
5.	Elect 1 or 2 persons to verify the minutes		Management	No Action	Management did not provide a recommendation
6.	Approve to consider whether the meeting has been duly convened		Management	No Action	Management did not provide a recommendation
7.	Approve the annual accounts, consolidated accounts and audit report for 2008		Management	No Action	Management did not provide a recommendation
8.	Receive the report on the work of the Board, the Remuneration Committee and the Audit Committee		Management	No Action	Management did not provide a recommendation
9.	Address by Mr. Magnus Groth, President		Management	No Action	Management did not provide a recommendation
10.	Receive the report on the audit work in 2008		Management	No Action	Management did not provide a recommendation
11.A	Adopt the income statement and balance sheet and the consolidated accounts and consolidated balance sheet		Management	No Action	Management did not provide a recommendation
11.b
Approve the appropriation of the Company's profit according to the adopted balance sheet; the profits at the disposal of the AGM be distributed so that SEK 1.00 per share, a total of SEK
8,218,611, is distributed to the shareholders and that SEK
583,083,850 is carried forward, the proposed record date for the dividend is 27 APR, if the resolution of the AGM is in accordance with the proposal, it is expected that the dividend will be sent from
Euroclear AB on Thursday, 30 APR
			Management	No Action	Management did not provide a recommendation
11.c	Grant discharge from liability of the Members of the Board of Directors and the President		Management	No Action	Management did not provide a recommendation
Management did not provide a recommendation
12.	Approve the report of the Nomination Committee on its work		Management	No Action	Management did not provide a recommendation
13.	Approve to determine the number of Members of the Board of Directors at 7		Management	No Action	Management did not provide a recommendation
14.
Approve to determine the remuneration to the Board of Directors and the Auditors; the Board fees be paid of SEK 650,000 to the
Chairman, SEK 350,000 to the Vice Chairman and SEK 225,000
to the Members of the Board, [the Nomination Committee's
proposal means that the fees remain unchanged]; if the Board establishes an Audit Committee, a fee of SEK 100,000 shall be payable to the Chairman and a fee of SEK 50,000 shall be
payable to the Members of the Audit Committee, [the Nomination
Committee's proposal means that the fees remain unchanged];
and the remuneration to the Auditors be in accordance with their approved invoice
			Management	No Action	Management did not provide a recommendation
15.	Re-elect Messrs. Jan Barchan, Ingemar Eliasson, Lars Engstrom, Anna Karinen, Alf Lindfors, Per Ludvigsson and Anders Ullberg as the Board of Directors		Management	No Action	Management did not provide a recommendation
16.A
Approve that the Company shall have a Nomination Committee
consisting of representatives of the 3 largest shareholders and the
Chairman of the Board, who shall also be convener, the largest shareholders will be contacted on the basis of Euroclear's list of registered shareholders as at 31 AUG 2009, as specified
			Management	No Action	Management did not provide a recommendation
16.B	Approve the principles of remuneration and other conditions of employment for Senior Executives as specified		Management	No Action	Management did not provide a recommendation
17.	Closing of the meeting		Management	No Action	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	3000	0	31-Mar-2009	31-Mar-2009

SIOEN INDUSTRIES NV, ARDOOIE
Security	B7907Z125		Meeting Type	MIX
Ticker Symbol			Meeting Date	24-Apr-2009
ISIN	BE0003743573		Agenda	701872106 - Management
City	ARDOOIE		Holding Recon Date	08-Apr-2009
Country	Belgium	Blocking	Vote Deadline Date	13-Apr-2009
SEDOL(s)	5124819 - 5569937 - B28MH44		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
O.1	Receive the Directors and the Auditors reports and discuss the consolidated fi-nancial statements		Non-Voting
O.2	Approve the financial statements and the allocation of income		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
O.3.1	Grant discharge to the Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
O.3.2	Grant discharge to the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
O.4	Approve to allow the Questions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
E.1	Grant Authority to the repurchase and reissuance of up to 20% of issued share capital		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
E.2	Amend the Article 21 TER regarding refer to amended legislation on Audit Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
E.3	Amend the Article 8 regarding notification of ownership thresholds and ceiling on voting rights at 35%		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
E.4	Grant authority to the coordination of the Articles		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	4760	0	02-Apr-2009	02-Apr-2009

CEMBRE SPA, BRESCIA
Security	T2644X104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	IT0001128047		Agenda	701859122 - Management
City	BRESCIA		Holding Recon Date	23-Apr-2009
Country	Italy	Blocking	Vote Deadline Date	16-Apr-2009
SEDOL(s)	5323025 - B0203K8 - B28FQ02		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.
Approve the Cembre SPA balance sheet as at 31 DEC 2008,
report of the Directors on Management of year 2008 and proposal of allocation of net profit, report of the Board of Auditors, report of the External Auditors, related and consequential resolutions, presentation of consolidated balance sheet of the group as at 31
DEC 2008 and related reports
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Appoint the Board of Directors, upon determination of the number of its Members and of duration of office Tenor, determination of emoluments, related and consequential resolutions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Appoint the Board of Auditors and its Chairman and approve to determine their emoluments, related and consequential resolutions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve the deliberations related to the appointment of the
External Auditors, as per Article 159 of Law Decree 58 1998, to
review the individual and the consolidated annual balance sheets as per Article 155 and 156 of Law Decree 58 1998, to review the semiannual reports, to execute further activities as per Article 155 and 165 of the above Law Decree, related and consequential resolutions
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.
Authorize to purchase and dispose own shares, as per Article
2357 and 2357-Ter of Civil Code, as well as of Article 132 of Law decree 58 1998 and related executive dispositions, related and consequential resolutions, as per Corporate By Laws, and appoint the Board of Directors [Article 15] and the Board of Auditors [Article 23] is executed based on slates presented by shareholders
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	7580	0	02-Apr-2009	02-Apr-2009

SABAF SPA, OSPITALETTO
Security	T8117Q104		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	IT0001042610		Agenda	701862256 - Management
City	OSPITALETTO		Holding Recon Date	24-Apr-2009
Country	Italy	Blocking	Vote Deadline Date	16-Apr-2009
SEDOL(s)	5428834 - B1L52L5 - B28LNQ5		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the Management report		Management	No Action
2.	Approve the financial statement at 31 DEC 2008, the Board of Directors, the Auditors and the Audit Firm report; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Appoint the Board of Directors and the Chairman and approve to determine the Board of Directors components and emoluments; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Appoint the Board of Auditors and Chairman and approve to determine the Board of Auditors emoluments; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the commitment to the Audit Firm and approve to determine its emoluments; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Grant authority to the insurance cover to the Directors, Auditors and Management		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Grant authority to buy and sell own shares; any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1966	0	02-Apr-2009	02-Apr-2009

PIGEON CORPORATION
Security	J63739106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	JP3801600002		Agenda	701885266 - Management
City	TOKYO		Holding Recon Date	31-Jan-2009
Country	Japan		Vote Deadline Date	20-Apr-2009
SEDOL(s)	6688080		Quick Code	79560
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to the Updated Laws and Regulaions, as well as Allow Board to Make Rules Governing Exercise of Share Purchase Warrants		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
4	Appoint a Corporate Auditor		Management	For	For
5	Approve Provision of Retirement Allowance for Directors and Corporate Auditors		Management	For	For
6	Amend the Compensation to be Received by Corporate Officers		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1600	0	21-Apr-2009	21-Apr-2009

KS ENERGY SERVICES LTD
Security	Y498A2103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	SG1G91873040		Agenda	701899330 - Management
City	SINGAPORE		Holding Recon Date	24-Apr-2009
Country	Singapore		Vote Deadline Date	21-Apr-2009
SEDOL(s)	6168418 - B021XR8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and the audited financial statements of the Company for the FYE 31 DEC 2008 together with the Auditors' report thereon		Management	For	For
2.	Declare a final Tax Exempt [One-Tier] dividend of 1.8 Singapore cents per share for the YE 31 DEC 2008 [FY2007: 3.0 cents per share]		Management	For	For
3.	Re-elect Mr. Wong Meng Yeng as a Director, retiring pursuant to Article 91 of the Company's Articles of Association		Management	For	For
Acknowledge the retirements of Dr. Adam Paul Brunet and Sheikh Faisal FJ Al-Th-ani			Non-Voting
4.	Approve the payment of Directors' fees of SGD 254,000 for the FY 31 DEC 2008		Management	For	For
5.	Re-appoint KPMG LLP as the Company's Auditors and authorize the Directors to fix their remuneration		Management	For	For
Transact any other business			Non-Voting
6.
Authorize the Directors, pursuant to Section 161 of the Companies
Act, Chapter 50 and in accordance with Rule 806 of the Listing
Manual of the Singapore Exchange Securities Trading Limited
[SGX] and the measures introduced by SGX to facilitate fund
raising dated 19 FEB 2009, to issue shares [Shares] whether by way of rights, bonus or otherwise, and/or make or grant offers, agreements or options [collectively, Instruments] that might or would require Shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into Shares at any time and upon such terms and conditions and to such persons as the Directors may, in their absolute discretion, deem fit provided that: a) the aggregate number of shares does not exceed 50% of the total number of issued shares excluding treasury shares, in the capital of the Company of which the aggregate number of
shares and convertible securities to be issued other than on a pro-
rata basis to all shareholders of the Company shall not exceed
20% of the total number of issued shares excluding treasury
shares in the capital of the Company; b) for the purpose of
determining the aggregate number of Shares that may be issued under sub-paragraphs (a) above, the total number of issued
shares excluding treasury shares shall be calculated based on the total number of issued shares excluding treasury shares in the capital of the Company as at the date the general mandate is passed after adjusting for new shares arising from the conversion or exercise of any convertible securities or exercising share options or vesting of Share awards outstanding and any
subsequent bonus issue, consolidation or subdivision of Shares;
[Authority expires the earlier of the next AGM of the Company or the date of the next AGM of the Company as required by the law]
			Management	Against	Against
Comments-We choose to vote against share issuance without preemptive rights in excess of 20% shares outstanding because it is outside of our tolerance.
7.
Authorize the Directors of the Company, subject to and conditional upon the passing of Ordinary Resolution 7 above, at any time to issue Shares [other than on a pro-rata basis to shareholders of the
Company] at an issue price for each Share which shall be
determined by the Directors of the Company in their absolute discretion provided that such price shall not represent a discount of more than 20% to the weighted average price of a Share for trades done on the SGX-ST [as determined in accordance with
the requirements of SGX-ST]; [Authority expires the earlier of the next AGM of the Company or the date of the next AGM of the
Company as required by the law to be held]
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	98000	0	21-Apr-2009	21-Apr-2009

GERRESHEIMER AG, DUESSELDORF
Security	D2852S109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	DE000A0LD6E6		Agenda	701858790 - Management
City	DUESSELDORF		Holding Recon Date	07-Apr-2009
Country	Germany		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B1Y47Y7 - B28HCB1 - B2QRNR6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 08 APR 2009, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2007/2008 F-Y with the report of the Supervisory Board, the group financial statements and-annual report, and the report pursuant to
Sections  289[4] and 315[4] of the-German Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
30,540,322.52 as follows: Payment of a dividend of EUR 0.40 per share EUR 17,980,322.52 shall be carried forward Ex-dividend and payable date: 30 APR 2009
			Management	For	For
3.	Ratification of the acts of the Board of Managing Directors		Management	For	For
4.	Ratification of the acts of the Supervisory Board		Management	For	For
5.	Election of Theodor Stuth to the Supervisory Board		Management	For	For
6.	Appointment of the Auditors for the 2008/2009 FY, Deloitte Touche, Dusseldorf		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1420	0	14-Apr-2009	14-Apr-2009

FBD HLDGS PLC
Security	G3335G107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	IE0003290289		Agenda	701879453 - Management
City	DUBLIN		Holding Recon Date	27-Apr-2009
Country	Ireland		Vote Deadline Date	20-Apr-2009
SEDOL(s)	0329028 - 4005272 - 4330231 - B0WH2V3 - B1GKH09		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the 2008 Directors' report and financial statements		Management	For	For
2.	Declare a dividend on the 8% non cumulative preference shares		Management	For	For
3.	Declare a final dividend of EUR 0.10 per ordinary share for the YE 31 DEC 2008		Management	For	For
4.A	Re-elect Mr. Michael Berkery as a Director of the Company		Management	For	For
4.B	Re-elect Mr. John Donnelly as a Director of the Company		Management	For	For
4.C	Re-elect Mr. Philip Lynch as a Director of the Company		Management	For	For
4.D	Re-elect Dr. Patrick O'Keeffe as a Director of the Company		Management	For	For
4.E	Re-elect Mr. Padraig Walshe as a Director of the Company		Management	For	For
4.F	Re-elect Mr. Cathal O'Caoimh as a Director of the Company		Management	For	For
5.	Authorize the Directors to fix the remuneration of the Auditors		Management	For	For
6.	Authorize the Directors to issue shares		Management	For	For
7.	Approve a limited disapplication of pre-emption rights		Management	For	For
8.	Authorize the Company to make market purchases of its own shares		Management	For	For
9.	Approve to set the off-market re-issue price range for the Company's shares held in treasury		Management	For	For
10.	Approve the proposed amendment to the Articles of Association		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6730	0	15-Apr-2009	15-Apr-2009

FBD HLDGS PLC
Security	G3335G107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Apr-2009
ISIN	IE0003290289		Agenda		701879996 - Management
City	DUBLIN		Holding Recon Date		27-Apr-2009
Country	Ireland		Vote Deadline Date		22-Apr-2009
SEDOL(s)	0329028 - 4005272 - 4330231 - B0WH2V3 - B1GKH09		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve having regard to the provisions of the Irish Takeover
Panel Act, 1997, Takeover Rules, 2007, as amended [Takeover
Rules] and to the conditions attached by the Irish Takeover Panel to the grant of a waiver under Rule 37 of the Takeover Rules as specified, the increase in the percentage of the Voting Shares of the Company held by Farmer Business Developments plc and
persons presumed under the Takeover Rules to be acting in
concert with it, of up to 33.56% in the circumstances described in the Circular without Farmer Business Developments plc and/or any person acting or deemed to be acting in concert with it being obliged to make an offer to the Company's shareholders pursuant to Rule 37
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6730	0	20-Apr-2009	20-Apr-2009

SOL SPA
Security	T8711D103		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2009
ISIN	IT0001206769		Agenda	701850453 - Management
City	MONZA		Holding Recon Date	23-Apr-2009
Country	Italy	Blocking	Vote Deadline Date	20-Apr-2009
SEDOL(s)	5490684 - B094154 - B1L52S2 - B28MKT0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 12 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the financial statement at 31 DEC 2008, Board of Directors report, allocation of profits, any adjournment thereof		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve to determine the Board of Directors emoluments for year 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	9141	0	19-Mar-2009	19-Mar-2009

SEMPERIT AG HOLDING, WIEN
Security	A76473122		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2009
ISIN	AT0000785555		Agenda	701890572 - Management
City	VIENNAA		Holding Recon Date	28-Apr-2009
Country	Austria	Blocking	Vote Deadline Date	17-Apr-2009
SEDOL(s)	5753514 - 5760280 - 5761551 - B05MDB2 - B28LS48		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the presentation of annual statement of accounts for Company and Corporate Group including report of the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the appropriation of net profits		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the activities undertaken by the Board of Directors and the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect the balance sheet Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.
Authorize the Board of Directors to acquire own shares up to a maximum amount of 5% of the equity capital of the Company at a price of not more than EUR 25, and not less than EUR 10, during a period of 30 month starting the day of approval with consent of Supervisory Board and to decide upon the terms of the repurchase
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1760	0	14-Apr-2009	14-Apr-2009

RPS GROUP PLC
Security	G7701P104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-May-2009
ISIN	GB0007594764		Agenda	701875378 - Management
City	LONDON		Holding Recon Date	29-Apr-2009
Country	United Kingdom		Vote Deadline Date	23-Apr-2009
SEDOL(s)	0759476		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the report of the Directors and financial statements for the financial year ended 31 DEC 2008		Management	For	For
2.	Approve to declare a final dividend		Management	For	For
3.	Receive and approve the report on remuneration		Management	For	For
4.	Elect Mr. Louise Charlton as a Director		Management	For	For
5.	Re-elect Mr. Philip Williams as a Director		Management	For	For
6.	Re-elect Mr. Gary Young as a Director		Management	For	For
7.	Re-elect Mr. Karen McPherson as a Director		Management	For	For
8.	Re-elect Mr. Roger Devlin as a Director		Management	For	For
9.	Re-elect Mr. Brook Land as a Director		Management	For	For
10.	Re-appoint BDO Stoy Hayward as the Auditors and authorize the Directors to determine their remuneration		Management	For	For
11.	Authorize the Directors to allot shares pursuant to Section 80 of the Companies Act 1985		Management	For	For
12.	Approve to disapply Section 89[1] of the Companies Act 1985		Management	For	For
13.	Authorize the Company to make one or more market purchases of its own shares		Management	For	For
14.	Adopt the new Articles of Association		Management	For	For
15.	Approve to renew the Performance Share Plan		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	20526	0	21-Apr-2009	21-Apr-2009

RATHBONE BROTHERS PLC, LONDON
Security	G73904107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	07-May-2009
ISIN	GB0002148343		Agenda	701880254 - Management
City	LONDON		Holding Recon Date	05-May-2009
Country	United Kingdom		Vote Deadline Date	30-Apr-2009
SEDOL(s)	0214834 - B3BJMF5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the annual report and the accounts for the YE 31 DEC 2008		Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2008		Management	For	For
3.	Approve the final dividend of 26p per share for the YE 31 DEC 2008		Management	For	For
4.	Elect Mr. R.P. Stockton as a Director of the Company		Management	For	For
5.	Re-elect Mr. O.R.P. Corbett as a Director of the Company		Management	For	For
6.	Re-elect Mr. M. Robertshaw as a Director of the Company		Management	For	For
7.	Appoint PricewaterhouseCoopers LLP as the Auditors until the conclusion of the next AGM before which the accounts are laid		Management	For	For
8.	Authorize the Directors to agree the remuneration of the Auditors		Management	For	For
9.	Grant authority to make political donations and incur political expenditure		Management	For	For
10.	Grant authority to allot ordinary shares		Management	For	For
S.11	Grant authority the waiving of the pre-emption rights		Management	For	For
S.12	Grant authority to market repurchases of ordinary shares		Management	For	For
S.13	Grant authority to convening the general meeting other than the AGM with 14 days notice		Management	For	For
S.14	Amend the Memorandum and the Articles with effect from 01 OCT 2009 to remove the objects clauses authorized share capital as permitted by the Companies Act 2006		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	4030	0	27-Apr-2009	27-Apr-2009

CHANGMAO BIOCHEMICAL ENGINEERING CO LTD
Security	Y7702F105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	08-May-2009
ISIN	CNE100000106		Agenda	701855972 - Management
City	HONGKONG		Holding Recon Date	06-Apr-2009
Country	China		Vote Deadline Date	05-May-2009
SEDOL(s)	6533362 - B06MKS7 - B1HJPR8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the report of the Directors for the YE 31 DEC 2008		Management	For	For
2.	Receive the report of the Supervisory Committee for the YE 31 DEC 2008		Management	For	For
3.	Approve the audited financial statements of the Company and Independent Auditor's report for the YE 31 DEC 2008		Management	For	For
4.	Approve the final dividend distribution proposal for the YE 31 DEC 2008		Management	For	For
5.	Approve the appropriation to statutory common reserve for the YE 31 DEC 2008		Management	For	For
6.
Re-appoint [Jiangsu Gongzheng Certified Public Accountants
Company Limited] the People's Republic of China ['PRC'] as the
Auditor of the Company for the year 2009 and
PricewaterhouseCoopers as the International Auditor of the
Company for the year 2009 and authorize the Board to fix their remuneration
			Management	For	For
7.	Transact any other business		Non-Voting
S.1
Authorize the Directors of the Company, subject to the limitations and in accordance with the Rules Governing the Listing of
Securities on the Growth Enterprise Market of the Stock Exchange
of Hong Kong Limited ['GEM Listing Rules'], the Company Law of
the PRC, and other applicable laws and regulations (in each case as amended from time to time), to exercise once or more during the 'Relevant Period' (as specified) to allot and issue new shares on such terms and conditions the board of directors may
determine and to allot and issue shares: the determination of the class and number of the shares to be allotted; the determination of the issue price of the new shares; the determination of the
opening and closing dates of the issue of new shares; the
determination of the class and number of new shares (if any) to be issued to the existing shareholders; to make or grant offers, agreements and options which might require the exercise of such powers; and in the case of an offer or issue of shares to the shareholders of the Company, excluding shareholders who are
residents outside the PRC or the Hong Kong Special
Administrative Region, on account of prohibitions or requirements under overseas laws or regulations or for some other reasons which the board of Directors consider expedient; make or grant offers, agreements and options which might require the shares relating to the exercise of the authority there under being allotted and issued after the expiry of the 'Relevant Period'; the aggregate amount of the foreign shares, domestic shares and/or overseas listed foreign shares ['H Shares'] to be allotted or conditionally or unconditionally agreed to be allotted (whether pursuant to the exercise of options or otherwise) by the Board of Directors of the
Company pursuant to the authority granted under paragraph (a)
above (excluding any shares which may be allotted upon the
conversion of the common reserve into capital in accordance with
			Management	Against	Against

the Company Law of the PRC or the Articles of Association of the
Company) shall not exceed 20% of the amount of the foreign
shares, domestic shares and/or H Shares of the Company
separately in issue as at the date of passing of this resolution; the
Company Law of the PRC, other applicable laws and regulations of the PRC, and the GEM Listing Rules (in each case, as
amended from time to time) and the China Securities Regulatory
Commission and relevant authorities of the PRC; the conclusion of the next annual general meeting of the Company; or subject to the relevant approvals of the relevant authorities and the exercise of the power granted under paragraph in accordance with the
Company Law and other applicable laws and regulations of the
PRC, increase the Company's registered capital corresponding to the relevant number of shares allotted upon the exercise of the powers granted under paragraph (a) of this Resolution, provided that the registered capital of the Company shall not exceed 120%
of the amount of registered capital of the Company as at the date of passing of this Resolution; to amend, as they may deem
appropriate and necessary, relevant articles of the Articles of
Association of the Company to reflect the change in the share capital structure of the Company in the event of an exercise of the powers granted under paragraph (a) to allot and issue new
shares; [authority expires whichever is earlier at the conclusion of the next AGM of the Company; or the date on which the powers granted by this resolution]

Comments-We choose to vote against this item because it would allow for share issuance without pre-emptive rights in excess of 10%, which is against our policy
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	456000	0	05-May-2009	05-May-2009

KABE HUSVAGNAR AB, TENHULT
Security	W4979W111		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-May-2009
ISIN	SE0000107724		Agenda	701926745 - Management
City	TEHULT		Holding Recon Date	07-May-2009
Country	Sweden		Vote Deadline Date	04-May-2009
SEDOL(s)	4518703 - B2903L6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED.
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU		Non-Voting
1.	Opening of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the meeting President		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the voters roll		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect 2 certifiers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the determination whether the general meeting has been duly convened		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the CEO to address the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the annual financial statement and Auditor's report as well as consolidated financial statement and consolidated Auditor's report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the affirmation of the statement of income and balance-sheet, as well as the consolidated statement of income and balance-sheet		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the Company's profits as well as the record date for dividends payment		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Grant freedom from liability to the Board and the CEO		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Approve the number of Board Members and Deputy Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Elect the Board Members and Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve the determination with regards to the Board's and the Auditors honorarium		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Approve the guidelines for salary and other remuneration to the CEO and other Top Executives		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Elect the nominating committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve the right of the Company to acquire and transfer own shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Other issues		Non-Voting		Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
19.	Closing		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	4200	0	01-May-2009	01-May-2009

BOIRON SA, STE FOY LES LYON
Security	F10626103		Meeting Type	MIX
Ticker Symbol			Meeting Date	14-May-2009
ISIN	FR0000061129		Agenda	701887183 - Management
City	LYON		Holding Recon Date	07-May-2009
Country	France		Vote Deadline Date	01-May-2009
SEDOL(s)	4108892 - 5617193 - 7622043 - 7624942 - B02PRH8 - B28FJ70		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.    The following-applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediari-es, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Glo-bal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative.
Non-Voting
PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.			Non-Voting
O.1
Receive the reports of the Board of Directors, Chairman of Board of Directors and the Auditors and approve the Company's financial statements for the YE 31 DEC 2008, as presented showing
earnings for the FY of EUR 31,714,626.01
			Management	For	For
O.2
Receive the reports of the Board of Directors, Chairman of Board of Directors and the Auditors and approve the consolidated
financial statements for the said FY, in the form presented to the meeting showing earnings for the FY [Group share] of EUR
39,158,973.00
			Management	For	For
O.3
Approve to allocate the earnings for the FY be appropriated as earnings for the FY: EUR 31,714,626.01, legal reserve: EUR 0.00 retained earnings: EUR 11,100,537.60 i.e. distributable income:
EUR: 42,815,163.61 dividends: EUR 13,040,716.80 total: EUR
29,774,446.81 other reserves: EUR 15,000,000.00 retained
earnings : EUR 14,774,446.81 the shareholders will receive a net dividend of EUR 0.60 per share on the basis of 21,734,528
shares, and will entitle to the 40% deduction provided by the
French General Tax Code, this dividend will be paid on 05 JUN
2009, in the event that the Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account, as required
By-Law
			Management	For	For
O.4	Receive the special report of the Auditors on agreements and commitments governed and approve the said report and the agreements referred to therein		Management	For	For
O.5	Approve to renew the appointment of Mrs. Christine Boy Er-Boiron as a Director for a 3 year period		Management	For	For
O.6	Approve to renew the appointment of Mr. Jean-Pierre Boyer as a Director for a 3 year period		Management	For	For
O.7	Approve to renew the appointment of Mr. Paul Mollin as a Director for a 3 year period		Management	For	For
O.8
Ratify the appointment of Mr. Michel Bouissou as a Director, to replace the Company F ET M.B Conseil, for the remainder of F ET
M.B Conseil's term of office, i.e. until the shareholders' meeting called to approve the financial statements for the FY 2010
			Management	For	For

O.9	Approve to award the total annual fees of EUR 147,000.00 to the Board of Directors		Management	For	For
O.10
Authorize the Board of Directors to buy back the Company's
shares on the open market, subject to the conditions described below: maximum purchase price: EUR 35.00, maximum number
of shares to be acquired: 10% of the share capital, maximum
funds invested in the share buybacks: EUR 76,070,855.00, this
[Authority expires at the end of 18-month period]; this
authorization cancels the authorization given by the ordinary shareholders' meeting of 15 MAY 2008 and to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.11
Authorize the Board of Directors to reduce the share capital, on 1 or more occasions and at its sole discretion, by cancelling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the share capital over a 24-month period; [Authority expires at the end of 24-month period]; to take all necessary measures and accomplish all
necessary formalities
			Management	For	For
E.12	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by Law		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	2073	0	29-Apr-2009	29-Apr-2009

BRUNEL INTERNATIONAL NV
Security	N1677J103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	14-May-2009
ISIN	NL0000343432		Agenda	701931366 - Management
City	AMSTERDAM		Holding Recon Date	07-May-2009
Country	Netherlands		Vote Deadline Date	01-May-2009
SEDOL(s)	5266432 - 5848272 - B28FKW2 - B3KWMS8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU		Non-Voting
1.	Opening		Non-Voting
2.	Receive the report of the Executive Board for the year 2008		Non-Voting
3.	Adopt the financial statements for the year 2008		Management	For	For
4.	Approve and grant discharge to the Managing the Board policy 2008		Management	For	For
5.	Approve and grant discharge to the Supervisory Board policy 2008		Management	For	For
6.	Reservation and dividend policy		Non-Voting
7.	Approve to determine the profit, appropiation of the dividend		Management	For	For
8.A	Approve the extension authority to issue shares to Management Board		Management	For	For
8.B	Appoint the Managing Board as the corporate organ authorized to restrict or preclude the pre-emptive right with the issuance of new shares		Management	For	For
9.	Authorize the Board of Management to acquire own shares		Management	For	For
10.	Amend the Articles of the Association and appoint Mr. J.A. Van Barneveld		Management	For	For
11.	Re-appoint the Commissioner		Management	For	For
12.	Re-appoint the External Auditor		Management	For	For
13.	Any other business		Non-Voting
14.	Closing		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	2527	0	01-May-2009	01-May-2009

TOPSIL SEMICONDUCTOR MATERIALS A/S
Security	K9636E167		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	14-May-2009
ISIN	DK0010271584		Agenda	701937976 - Management
City	COPENHAGEN		Holding Recon Date	07-May-2009
Country	Denmark		Vote Deadline Date	06-May-2009
SEDOL(s)	4454551 - B28MX13		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Elect the Chairman of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Authorize the Board of Directors, under Section 40b of the Danish Public Companies Act, to issue warrants to the Managers of the Group, including the Chief Executive Officer, for up to a total nominal value of 40,000,000 shares of DKK 0.25 each and to approve a resolution in respect of a related capital increase without pre-emptive rights to existing shareholders of up to a nominal value of DKK 10,000,000, however, up to a nominal
amount of DKK 15,000,000, if the application of regulation
provisions is necessary; the warrants shall be exercisable for subscription of shares at a minimum price per share fixed on the basis of the weighted average of the daily average price of the
Company's shares quoted on NASDAQ OMX Copenhagen during
the last 30 business days [trading days] prior to the time of the grant of the share options; [Authority shall be valid up to and including 29 APR 2014]; the specific terms and conditions
applying to the grant of warrants shall be determined by the Board of Directors
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.
Amend Articles 3.1, 3.7 and 3.9 to change the name ''OMX Nordic Exchange Copenhagen'' to ''NASDAQ OMX Copenhagen" and Article 4.2 to change ''controller of the share register'' to ''I-
NVESTOR DANMARK A/S"
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	280000	0	07-May-2009	07-May-2009

WASION GROUP HOLDINGS LTD
Security	G9463P108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	15-May-2009
ISIN	KYG9463P1081		Agenda	701918407 - Management
City	HONG KONG		Holding Recon Date	08-May-2009
Country	Cayman Islands		Vote Deadline Date	07-May-2009
SEDOL(s)	B0T4J94 - B0VR4G3 - B18R225		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive the report of the Directors, audited financial statements and Auditor's report for the YE 31 DEC 2008		Management	For	For
2.	Declare a final dividend of HKD 0.11 per share for the YE 31 DEC 2008		Management	For	For
3.A	Re-elect Mr. Wang Xue Xin as an Executive Director		Management	For	For
3.B	Re-elect Mr. Liao Xue Dong as an Executive Director		Management	For	For
3.C	Re-elect Mr. Hui Wing Kuen as an Independent Non-Executive Director		Management	For	For
4.	Authorize the Board of Directors to fix the Director's remuneration		Management	For	For
5.	Re-appoint the Auditors and to authorize the Board of Directors to fix their remuneration		Management	For	For
6.
Authorize the Directors of the Company, subject to purchase
issued shares of HKD 0.01 each in the capital of the Company subject to and in accordance with all applicable laws and
requirements of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited as amended from time to time; authorize the Directors on behalf of the Company during the relevant period to procure the Company to purchase its shares at a price determined by the Directors; the aggregate nominal amount of the shares which are authorized to be purchased by the
Directors of the Company shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issued as at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law or the Company's Articles of Association to be held]; or the date upon which the authority set out in this resolution is revoked or varied by way of ordinary resolution of the Company in general meeting
			Management	For	For
7.
Authorize the Directors of the Company, subject to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers be and is hereby generally and unconditionally approved; authorize the Directors of the Company during the relevant period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the relevant period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the
Directors of the Company, otherwise than pursuant to (i) a Rights
Issue, or (ii) the Share Option Scheme approved by The Stock
			Management	For	For

Exchange of Hong Kong Limited, or (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of
Association of the Company, shall not exceed 20% of the
aggregate nominal amount of the issued share capital of the
Company as at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is
required by law or the Company's Articles of Association to be
held]

8.
Approve that conditional upon the passing of Resolutions 6 and 7 above, the general mandate granted to the Directors of the
Company be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company purchased by the Company under the
authority granted pursuant to Resolution 6 above, provided that such amount shall not exceed 10% of the aggregate nominal
amount of the issue share capital of the Company as at the date of passing this resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	116000	0	06-May-2009	06-May-2009

CARL ZEISS MEDITEC AG
Security	D14895102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-May-2009
ISIN	DE0005313704		Agenda	701888971 - Management
City	WEIMAR		Holding Recon Date	27-Apr-2009
Country	Germany		Vote Deadline Date	11-May-2009
SEDOL(s)	5922961 - B030TW1 - B28FNR8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 28 APR 09, WHEREAS T-HE MEETING HAS BEEN
SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS
DAY. THIS-IS DONE TO ENSURE THAT ALL POSITIONS
REPORTED ARE IN CONCURRENCE WITH THE GERM-AN
LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2007/2008 F-Y with the report of the Supervisory Board, the
Group financial statements, th-e group annual report, and the reports pursuant to Sections 289[4] and 315[4]-of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distribution profit of EUR
32,757,080.02 as follows: payment of a dividend of EUR 0.18 per no-par share EUR 18,121,350.22 shall be carried forward ex-
dividend and payable date: 20 MAY 2009
			Management	For	For
3.	Ratification of the Acts of the Board of Managing Directors		Management	For	For
4.	Ratification of the Acts of the Supervisory Board		Management	For	For
5.	Appointment of Auditors for the 2008/2009 FY: Prof. Dr. Binder, Dr. Hillebrecht + Partner GMBH, Stuttgart		Management	For	For
6.	Appointment of Group Auditors for the 2008/2009 FY: KPMG AG, Stuttgart		Management	For	For
7.
Renewal of the authorization to acquire own shares the Company shall be authorized to acquire own shares of up to EUR
8,130,000, at prices not deviating more than 10% from the market price of the shares, on or before 18 NOV 2010, the Board of
Managing Directors shall be authorize d to use the shares in connection with mergers and acquisitions or as employee shares, and to retire the shares
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	3570	0	07-May-2009	07-May-2009

BWT AKTIENGESELLSCHAFT
Security	A1141J105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-May-2009
ISIN	AT0000737705		Agenda	701915704 - Management
City	VIENNA		Holding Recon Date	18-May-2009
Country	Austria	Blocking	Vote Deadline Date	07-May-2009
SEDOL(s)	4119054 - 5619315 - B05P485 - B28FM59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the annual statement of accounts for Company and Corporate Group INCL report of Supervisory Board for FY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the appropriation of net profits		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the activities undertaken by the Board of Directors for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the activities undertaken by the Supervisory Board for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the remuneration for the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Elect the Balance sheet Auditor for the FY 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1986	0	01-May-2009	01-May-2009

DALIAN REFRIGERATION CO LTD
Security	Y1964W104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-May-2009
ISIN	CNE000000VH7		Agenda	701922331 - Management
City	LIAONING		Holding Recon Date	13-May-2009
Country	China		Vote Deadline Date	13-May-2009
SEDOL(s)	6106979		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the 2008 working report of the Board of Directors		Management	For	For
2.	Approve the 2008 working report of the Supervisory Committee		Management	For	For
3.	Approve the 2008 financial resolution report		Management	For	For
4.
Approve the 2008 Profit Distribution Plan: 1) cash dividend/10 shares [tax included]: CNY 1.5000; 2) bonus issue form profit
[share/10 shares]: none; 3) bonus issue form capital reserve
[shares/10 shares]: none
			Management	For	For
5.	Amend the Company's Articles of Association		Management	For	For
6.	Approve the estimation of 2009 continuing connected transactions		Management	For	For
7.	Appoint the Company's 2009 Audit Firm		Management	For	For
8.	Approve the 2008 working report of the Independent Directors		Management	For	For
9.	Re-elect the Board of Directors		Management	For	For
10.	Re-elect the Supervisors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	76000	0	08-May-2009	08-May-2009

DRILLISCH AG, MAINTAL
Security	D23138106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-May-2009
ISIN	DE0005545503		Agenda	701923268 - Management
City	FRANKFURT AM MAIN		Holding Recon Date	07-May-2009
Country	Germany		Vote Deadline Date	21-May-2009
SEDOL(s)	5446405 - 5734672 - B030WC2 - B28GTX9		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 08 MAY 2009, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2008 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289(4) and 315(4) of th-e German
Commercial Code
Non-Voting
2.1.	Ratification of the acts of the Board of Managing Directors: Mr. Paschalis Choulidis		Management	For	For
2.2.	Ratification of the acts of the Board of Managing Directors: Mr. Vlasios Choulidis		Management	For	For
3.1.	Ratification of the acts of the Supervisory Board: Dipl.-Kfm. Dr. Hartmut Schenk		Management	For	For
3.2.	Ratification of the acts of the Supervisory Board: Dipl.-Kfm. Mr. Johann Weindl		Management	For	For
3.3.	Ratification of the acts of the Supervisory Board: Mr. Nico Forster		Management	For	For
3.4.	Ratification of the acts of the Supervisory Board: Dipl.-Kfm. Mr. Michael Mueller-Berg		Management	For	For
3.5.	Ratification of the acts of the Supervisory Board: Dr. Ingenieur Horst Lennertz		Management	For	For
3.6.	Ratification of the acts of the supervisory Board: Dipl.-Kfm. Mr. Marc Brucherseifer		Management	For	For
4.	Appointment of Auditors for the 2009 FY: BDO Deutsche Warentr Euhand AG, Dusseldorf		Management	For	For
5.
Renewal of the authorization to acquire own shares the company shall be authorized to acquire own shares of up to 10% of its share capital, at a price differing neither more than 10% from the market price of the shares if they are acquired through the stock exchange, nor more than 20% if they are acquired by way of a repurchase offer, on or before 29 NOV 2010, the Board of
Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not materially below their market price, to use the shares for satisfying conversion and option rights, or for mergers and acquisitions, and to retire the shares
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	10510	0	14-May-2009	14-May-2009

CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA CAF,
Security	E31774115		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	06-Jun-2009
ISIN	ES0121975017		Agenda	701935629 - Management
City	BEASAIN GUIPUZCOA		Holding Recon Date	01-Jun-2009
Country	Spain		Vote Deadline Date	01-Jun-2009
SEDOL(s)	4217561 - B1L51F2 - B28GLC2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 564633 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 07
JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the individual annual financial statements of the Company and the consolidated group for the FYE 31 DEC 2008		Management	For	For
2.	Approve the proposal for the allocation of profits/losses and the distribution of dividends for the FYE 31 DEC 2008		Management	For	For
3.	Authorize the Board of Directors, with the express power of delegation, for the derivative acquisition of the Company's own shares		Management	For	For
4.	Re-elect the Councils		Management	For	For
5.	Re-elect the Account Auditors		Management	For	For
6.
Approve the delegation of powers to formalize and execute all resolutions adopted by the shareholders at the general
shareholders' meeting, for conversion thereof into a public
instrument and for the interpretation, correction and
supplementation thereof or further elaboration thereon until the required registrations are made
			Management	For	For
7.	Approve the minute		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	106	0	22-May-2009	22-May-2009

RUBIS SA, PARIS
Security	F7937E106		Meeting Type	MIX
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	FR0000121253		Agenda	701952079 - Management
City	PARIS		Holding Recon Date	04-Jun-2009
Country	France		Vote Deadline Date	28-May-2009
SEDOL(s)	4713100 - B05P526 - B1YX8D0 - B28LN09		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
	Reports of the Board of Directors and Supervisory Board		Non-Voting
	Reports of the Statutory Auditors		Non-Voting
O.1	Approve the unconsolidated accounts for the 2008 FY		Management	For	For
O.2	Approve the consolidated accounts for the 2008 FY		Management	For	For
O.3	Approve the distribution of profits and fixation of dividends		Management	For	For
O.4	Approve the terms of dividends payment		Management	For	For
O.5	Approve the renewal of Mr. Nils Christian Bergene's mandate as Supervisory Member		Management	For	For
O.6	Grant authorize the Shares Buyback Program		Management	For	For
O.7	Approve the regulated agreements		Management	For	For
E.8
Authorize the Board of Directors in order to carry out a share capital increase, either by issuing, with maintenance of
preferential subscription rights, common shares and/or other warrants giving access to the capital or by giving rights to a debt security, either by incorporation of profits, reserves, or premiums
			Management	For	For
E.9
Authorize the Board of Directors in order to carry out a share capital increase, by issuing common shares and/or other warrants giving access to the capital or by giving rights to a debt security, without preferential subscription rights but with priority right
[except in case of private placement]
			Management	For	For
E.10	Authorize the Board of Directors in order to increase, in case of excess demand, the number of securities to be issued in case of a capital increase with or without preferential subscription rights		Management	For	For
E.11
Grant authorize to issue, without preferential subscription rights, but with priority rights [except in case of private placement], common shares or other warrants, by fixing the issue price with a maximum tax relief of 15%
			Management	For	For
E.12	Authorize the Board of Directors to grant to the Company's and Group's Employees as well as the Group's Corporate Managers [non-associated Directors of Ruby] shares subscription options		Management	For	For
E.13
Authorize the Board of Directors to allocate free existing shares or those to be issued to the Company's and Group's employees as well as the Group's Corporate Managers [non-associated directors of Ruby]
			Management	For	For

E.14	Authorize the Board of Directors, in accordance with Article L.225- 129-6, to increase the capital under the agreements referred to in Article L.3332-18 and seq. of the Labor Code		Management	For	For
E.15
Authorize the Board of Directors in order to increase the capital by issuing shares reserved for the members of a Company Savings
Plan, established pursuant to Articles L.3332-3 and seq. of the
Labor Code and in order to freely allocate them shares or other securities giving access to the capital
			Management	For	For
E.16	Approve the modification of Articles 20 and 27 of the statutes		Management	For	For
E.17	Approve the powers for formalities		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	660	0	21-May-2009	21-May-2009

NAK SEALING TECHNOLOGIES CORP
Security	Y58264105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0009942003		Agenda	701958944 - Management
City	NANTOU		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)	6432834 - B05PCY7		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.1	To report the 2008 business reports		Non-Voting
1.2	2008 audited reports reviewed by the Supervisors		Non-Voting
2.1	Ratify the 2008 audited reports		Management	For	For
2.2	Ratify the 2008 earnings distribution proposal [proposed cash dividend: TWD 2.8/shares]		Management	For	For
2.3	Approve to revise the procedures of loan to other parties		Management	For	For
2.4	Approve to revise the procedures of endorsements and guarantees		Management	For	For
3.	Others issues and extraordinary motions		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	56000	0	26-May-2009	26-May-2009

ROBERTET SA
Security	F78649120		Meeting Type	MIX
Ticker Symbol			Meeting Date	16-Jun-2009
ISIN	FR0000039091		Agenda	701967917 - Management
City	GRASSE		Holding Recon Date	10-Jun-2009
Country	France		Vote Deadline Date	03-Jun-2009
SEDOL(s)	4744757 - 4899572 - B28LLM7		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
	To Management report established by the Board of Directors on the annual accou-nts and consolidated accounts		Non-Voting
	To general reports of the statutory Auditors on the accounts for the FYE on 31-DEC 2008 and on the consolidated accounts		Non-Voting
	Approval of non-deductible expenses		Non-Voting
O.1	Approve the annual accounts and consolidated accounts for the FYE on 31 DEC 2008, grant discharge to the Board Members and the statutory Auditors Members		Management	For	For
O.2	Approve the distribution of profits for the 2008 FY		Management	For	For
O.3	Approve the attendance allowances for the Board of Directors		Management	For	For
O.4	Receive the special report of the statutory Auditors on the agreements referred to in Article L.225-38 and sequence of the Commercial Code and approve those conventions		Management	For	For
E.5	Authorize the Company to repurchase its own securities, shares and investment certificates under Article L.225-209 of the Commercial Code		Management	For	For
E.6	Authorize the Board of Directors, under Article 225-197 of the Commercial Code, to proceed for the benefit of the Company's employees, to a free allocation of existing shares or an issue		Management	For	For
E.7
Authorize the Board of Directors to consent, for the benefit of the
Corporate Managers and the Company's employees, options
giving rights to the subscription of Company's shares to issue or purchase existing shares, under Article 225-177 of the
Commercial Code
			Management	For	For
E.8	Grant full powers to the bearer of an original or extract of this report in order to accomplish all legal formalities		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	340	0	28-May-2009	28-May-2009

YOUNGTEK ELECTRONICS CORP
Security	Y9859Y101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Jun-2009
ISIN	TW0006261001		Agenda	701968185 - Management
City	HSINCHU		Holding Recon Date	17-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	09-Jun-2009
SEDOL(s)	6744379 - B17RQ35		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION'S PROXY VOTING
GUIDELINES, EVERY SHAREHOLDER IS ELIGI-BLE TO BE
NOMINATED AS A CANDIDATE AND BE ELECTED AS A
DIRECTOR OR A SUPERVISO-R, REGARDLESS OF BEING
RECOMMENDED BY THE COMPANY AND/OR BY OTHER
PARTIES. IF-YOU INTEND TO VOTE FOR A LISTED
CANDIDATE, YOU WILL NEED TO CONTACT THE CANDID-
ATE AND/OR THE ISSUING COMPANY TO OBTAIN THE
CANDIDATE'S NAME AND ID NUMBER. W-ITHOUT SUCH
SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED
AS A 'NO VOTE'.
Non-Voting
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 audited reports		Non-Voting
A.3	The status of unsecured corporate bonds		Non-Voting
B.1	Approve the 2008 business reports and financial statements		Management	For	For
B.2	Approve the 2008 profit distribution, proposed cash dividend: TWD 3 per share		Management	For	For
B.3	Approve the issuance of new shares from retained earnings, staff bonus, proposed stock dividend:10 for 1,000 shares held		Management	For	For
B.4	Approve to revise the Articles of Incorporation		Management	For	For
B.5	Approve to revise the procedures of monetary loans		Management	For	For
B.6	Approve to revise the procedures of endorsement and guarantee		Management	For	For
B.7	Elect the Directors and the Supervisors		Management	For	For
B.8	Approve to release the prohibition on Directors from participation in competitive business		Management	For	For
B.9	Extraordinary motions		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	26250	0	28-May-2009	28-May-2009

CORIN GROUP PLC
Security	G2423Y103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Jun-2009
ISIN	GB0031526527		Agenda	701931241 - Management
City	LONDON		Holding Recon Date	15-Jun-2009
Country	United Kingdom		Vote Deadline Date	10-Jun-2009
SEDOL(s)	3152652 - B05P3W2 - B0ZLST2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the accounts and report of the Directors and the accounts for the YE 31 DEC 2008 and the Auditors report on the accounts		Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 DEC 2008		Management	For	For
3.	Declare a final dividend of 0.9 pence per ordinary share for the YE 31 DEC 2008		Management	For	For
4.	Re-appoint Mr. G.M. Hart as a Director		Management	For	For
5.	Appoint Mr. M.R.D. Roller as a Diretor		Management	For	For
6.
Re-appoint BDO Stoy Hayward LLP as the Auditors of the
Company, until the conclusion of the next AGM at which audited accounts are laid before for the Company and authorize the
Directors to determine their remuneration
			Management	For	For
7.
Authorize the Directors, pursuant to Section 80 of the Companies
Act 1985 [the Act][in substitution for any previous such authority which is hereby revoked], to allot relevant securities [as specified in Section 80(2) of the Act] up to an aggregate nominal amount of
GBP 353,370; [Authority expires the earlier of the AGM of the
Company in 2010 or 15 months after the date of passing of this resolution]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.8
Authorize the Directors, subject to the passing of Resolution 7 and pursuant to Section 95 of the Companies Act 1985, to allot equity securities [as specified in Section 94(2) of the Act] for cash pursuant to the general authority conferred on them for purposes of Section 80 of the Act by Resolution 7 above as if the provisions of Section 89(1) of that Act, provided that this power is limited to the allotment and/or sale of equity securities: a) in connection with an issue in favor of holders of ordinary shares of 2.5 pence each in the capital of the Company [whether by way of a rights issue, open offer or otherwise] where the equity securities respectively attribute to the interests of such holders of ordinary shares on a fixed record date are proportionate [as nearly as may be] to the respective numbers of shares held by them but subject to such exclusions or other arrangements as the Directors may deem
necessary or expedient to deal with any legal or practical
problems under the Laws of any regulatory body or Stock
Exchange or in relation to fractional entitlements; and b) to the allotment of equity securities having, in the case of relevant shares, a nominal amount or, in the case of other equity
securities, giving the right to subscribe for or convert into relevant shares having an aggregate nominal value not exceeding in
aggregate, the sum of GBP 53,005.50; [Authority expires the
earlier of the AGM of the Company in 2010 or 15 months after the date of passing of this resolution]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.9	Approve that a general meeting [other than an AGM] may be called on not less than 14 clear days' notice, provided that this authority shall expire at the conclusion of the next AGM of the Company		Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	72577	0	08-Jun-2009	08-Jun-2009

AISAN INDUSTRY CO.,LTD.
Security	J00672105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	JP3101600009		Agenda	701991413 - Management
City	AICHI		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	10-Jun-2009
SEDOL(s)	6010649 - B39T5T2		Quick Code	72830
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.1	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.2	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.3	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.4	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.5	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.6	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.7	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.8	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.9	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.10	Appoint a Director		Management	Against	Against
3.11	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.12	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.13	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.14	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.15	Appoint a Director		Management	Against	Against

Comments-We are voting against this item due to a lack of disclosure by the company.
3.16	Appoint a Director		Management	Against	Against
3.17	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.18	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
4.1	Appoint a Corporate Auditor		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
4.2	Appoint a Corporate Auditor		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
5	Approve Issuance of Share Acquisition Rights for free		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
6	Approve Provision of Retirement Allowance for Directors and Corporate Auditors		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
7	Approve Payment of Bonuses to Directors and Corporate Auditors		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	5400	0	10-Jun-2009	10-Jun-2009

TAIWAN PAIHO CO LTD
Security	Y8431R105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Jun-2009
ISIN	TW0009938001		Agenda	701972386 - Management
City	CHANGHUA		Holding Recon Date	20-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	12-Jun-2009
SEDOL(s)	6320832 - B17RLX0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.1	2008 operation report		Non-Voting
1.2	Supervisors review of year 2008 financial report		Non-Voting
1.3	Report the status of endorsement guarantee provided as of the end of 2008		Non-Voting
1.4	Report the status of lending funds to other parties provided as of the end of-2008		Non-Voting
1.5	Report the status of investment in Mainland China as of the end of 2008		Non-Voting
1.6	Report the execution status of buy back treasury stock		Non-Voting
2.1	Approve the recognition of 2008 financial report		Management	For	For
2.2	Approve the recognition of 2008 earning distributions [no dividend distribution]		Management	For	For
3.1	Approve to revise the rules of lending funds to other parties		Management	For	For
3.2	Approve to revise the rules of endorsement guarantee		Management	For	For
4.	Extemporary motions		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	60390	0	09-Jun-2009	09-Jun-2009

K LASER TECHNOLOGY INC.
Security	Y5010S108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Jun-2009
ISIN	TW0002461001		Agenda	701975116 - Management
City	HSINCHU		Holding Recon Date	20-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	12-Jun-2009
SEDOL(s)	6218562 - B05HB68		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS PER TRUST ASSOCIATION'S PROXY VOTING
GUIDELINES, EVERY SHAREHOLDER IS ELIGI-BLE TO BE
NOMINATED AS A CANDIDATE AND BE ELECTED AS A
DIRECTOR OR A SUPERVISO-R, REGARDLESS OF BEING
RECOMMENDED BY THE COMPANY AND/OR BY OTHER
PARTIES. IF-YOU INTEND TO VOTE FOR A LISTED
CANDIDATE, YOU WILL NEED TO CONTACT THE CANDID-
ATE AND/OR THE ISSUING COMPANY TO OBTAIN THE
CANDIDATE'S NAME AND ID NUMBER. W-ITHOUT SUCH
SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED
AS A 'NO VOTE'.
Non-Voting
1.1	To report business operation result of FY 2008		Non-Voting
1.2	Supervisors review financial reports of FY 2008		Non-Voting
1.3	To report the execution status of treasury stocks of FY 2008		Non-Voting
1.4	To report the amendments of the meeting rules of Board of Directors		Non-Voting
1.5	Others		Non-Voting
2.1	Ratify the business operation result and financial reports of FY 2008		Management	For	For
2.2	Ratify the net profit allocation of FY 2008 cash dividend: TWD 0.2 per share		Management	For	For
3.1	Amend a part of Company Articles		Management	For	For
3.2	Amend the process procedures of lending funds to others		Management	For	For
3.3	Amend the process procedures of endorsements/guarantees		Management	For	For
3.4	Approve to discuss issuing common stocks by private placement		Management	For	For
3.5	Elect the Supervisors		Management	For	For
4.	Extraordinary proposals		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	75723	0	09-Jun-2009	09-Jun-2009

UNITED PLANTATIONS BHD
Security	Y92490104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Jun-2009
ISIN	MYL2089OO000		Agenda	701960444 - Management
City	PERAK DARUL RIDZUAN		Holding Recon Date	18-Jun-2009
Country	Malaysia		Vote Deadline Date	15-Jun-2009
SEDOL(s)	6917148 - B05JVX1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the financial statements for the YE 31 DEC 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.
Approve the recommendation of the Directors and the payment of a final dividend of 20% gross per share less 25% Malaysian
Income Tax and a special dividend of 10% gross per share less
25% Malaysian Income Tax for the YE 31 DEC 2008
			Management	For	For
3.	Approve the Directors' fees for 2008		Management	For	For
4.	Re-elect Mr. Ho Dua Tiam as a Director, who retires by the rotation pursuant to the Article 92 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Ahmad Riza Basir as a Director, who retires by the rotation pursuant to Article 92 of the Company's Articles of Association		Management	For	For
6.	Re-elect Mr. Brian Bech Nielsen as a Director, who retires by rotation pursuant to Article 92 of the Company's Articles of Association		Management	For	For
7.	Re-appoint Messrs. Ernst & Young as the Auditors of the Company for the year 2009 and authorize the Directors to fix their remuneration		Management	For	For
8.
Authorize the Company and its subsidiary Companies to seek
renewal of shareholders' mandate for recurrent related party transactions of a Revenue or Trading Nature to enter into and to give effect to the specified Recurrent Related Party Transactions with the specified Mandated Related Parties as stated in Section
2.4, Part A of the Circular to Shareholders dated 19 MAY 2009 which are necessary for the Group's day to day operations subject to the following: i) the transactions are in the ordinary course of business and are on normal commercial terms which are not more favorable to the Mandated Related Parties than those generally available to the public and not detrimental to the minority
shareholders; and ii) disclosure is made in the annual report of the aggregate value of the transactions conducted pursuant to the above said Mandate during the FY; [Authority expires at the
conclusion of the next AGM of the Company in 2010 at which time it will lapse, unless by a resolution passed at the meeting, the authority is renewed; or b) the expiration of the period within which the next AGM is required to be held pursuant to Section 143(1) of the Malaysian Companies Act, 1965 [the Act] [but shall not extend to such extension as may be allowed pursuant to Section 143(2)
of the Act]; authorize the Directors and the Secretary of the
Company to complete and do all such acts and things as they may consider expedient or necessary to give effect to the proposed mandate
			Management	For	For
9.
Authorize the Company, subject to the Companies Act, 1965 [as may be amended, modified or re-enacted from time to time], the
Company's Articles of Association, the listing requirements of
Bursa Malaysia Securities Berhad [Bursa Securities] and
approvals of all relevant governmental and/or regulatory
authorities, where applicable, to purchase and/or hold such
amount of ordinary shares of MYR 1.00 each in the Company
[Proposed Share Buy-Back] as may be determined by the
Directors of the Company from time to time and upon such terms and conditions as the Directors may deem fit and expedient in the interest of the Company provided that the aggregate number of ordinary shares purchased and/or held pursuant to this resolution shall not exceed 10% of the total issued and paid-up share capital of the Company at any given point in time and an amount of funds not exceeding the total retained profits of the Company of MYR
987,113,000 and/or share premium account of the Company of
MYR 181,920,000 based on the audited financial statements for the FYE 31 DEC 2008 be utilized by the Company for the
proposed Share Buy-Back and at the discretion of the Directors of the Company, the ordinary shares of the Company to be
purchased may be cancelled and/or retained as treasury shares and subsequently distributed as dividends or resold on Bursa
Securities or be cancelled and authorize the Directors of the
Company to do all acts and things to give effect to the Proposed
Share Buy-Back; [Authority expires at the conclusion of the next
AGM of the Company [AGM] in 2010 at which time it will lapse, unless by a resolution passed at the meeting, the authority is renewed, either unconditionally or subject to conditions; or ii) the expiration of the period within which the next AGM is required to be held pursuant to Section 143(1) of the Malaysian Companies
Act, 1965 [the Act] [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act]; but not so as to prejudice the completion of purchase(s) by the Company before the aforesaid date and in any event, in accordance with the
provisions in the guidelines issued by Bursa Securities and /or by any other relevant authorities
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	20700	0	12-Jun-2009	12-Jun-2009

SUPERMAX CORPORATION BHD
Security	Y8310G105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Jun-2009
ISIN	MYL7106OO007		Agenda	701981739 - Management
City	KUALA LUMPUR		Holding Recon Date	17-Jun-2009
Country	Malaysia		Vote Deadline Date	16-Jun-2009
SEDOL(s)	6281597 - B02HLS3 - B1V7L36 - B1VJW73		Quick Code
Item	Proposal		Type	Vote	For/Against Management
To receive the audited financial statements for the FYE 31 DEC 2008 and the re-ports of the Directors and the Auditors thereon			Non-Voting
1.	Declare a final tax-exempt dividend of 3.5% per share in respect of the FYE 31 DEC 2008		Management	For	For
2.	Approve the payment of the Directors' fees of MYR 294,667 for the YE 31 DEC 2008		Management	For	For
3.	Re-elect Dato Seri Thai Kim Sim as a Director of the Company, who retires by rotation pursuant to the Article 88 of the Company's Articles of Association		Management	For	For
4.	Re-elect Dato' Ting Heng Peng as a Director of the Company, who retires by rotation pursuant to Article 88 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Gong Wooi Teik as a Director of the Company, who retires by rotation pursuant to the Article 88 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Messrs. Baker Tilly Monteiro Heng as the Auditors of the Company and authorize the Board of Directors to fix their remuneration		Management	For	For
7.
Authorize the Directors, subject always to the Companies Act,
1965, Articles of Association of the Company and approvals from
Bursa Malaysia Securities Berhad and any other
governmental/regulatory bodies, where such approval is
necessary, pursuant to Section 132D of the Companies Act, 1965 to issue not more than 10% of the issued capital of the Company at any time upon any such terms and conditions and for such
purposes as the Directors may in their absolute discretion deem fit or in pursuance of offers, agreements or options to be made or granted by the Directors while this approval is in force and to make or grant offers, agreements or options which would or might require shares to be issued after the expiration of the approval hereof
			Management	For	For
8.
Authorize the Company, subject to compliance with all applicable laws, regulations and the approval of all relevant authorities, to utilize its share premium account based on the latest audited accounts of the Company to purchase up to 10% of the issued
and paid-up ordinary share capital of the Company [Proposal] as may be determined by the Directors of the Company from time to time through Bursa Malaysia Securities Berhad [Bursa Securities]
upon such terms and conditions as the Directors may deem fit and expedient in the interest of the Company: and at the discretion of the Directors of the Company, the shares of the Company to be purchased are to be cancelled and/or retained as treasury shares and distributed as dividends or resold on Bursa Securities; and
that authorize the Directors of the Company to do all acts and things to give effect to the proposal with full powers to assent to any condition, modification, revaluation, variation and/or
amendment [if any] as may be imposed by the relevant authorities and/or do all such acts and things as the Directors may deem fit
			Management	For	For

and expedient in the best interest of the Company; [Authority expires earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
Company after that date is required to be held pursuant to Section
143(1) of the Companies Act, 1965 [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the
Companies Act, 1965]]; and authorize the Directors to complete and do all such acts and things as they may consider expedient or necessary to give effect to the proposal

Transact any other business			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	104200	0	12-Jun-2009	12-Jun-2009

LINTEC CORPORATION
Security	J13776109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jun-2009
ISIN	JP3977200009		Agenda	702001087 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	16-Jun-2009
SEDOL(s)	6330080 - B13VQZ3		Quick Code	79660
Item	Proposal		Type	Vote	For/Against Management
1	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations		Management	For	For
2.1	Appoint a Director		Management	For	For
2.2	Appoint a Director		Management	For	For
2.3	Appoint a Director		Management	For	For
2.4	Appoint a Director		Management	For	For
2.5	Appoint a Director		Management	For	For
2.6	Appoint a Director		Management	For	For
2.7	Appoint a Director		Management	For	For
2.8	Appoint a Director		Management	For	For
2.9	Appoint a Director		Management	For	For
2.10	Appoint a Director		Management	For	For
2.11	Appoint a Director		Management	For	For
2.12	Appoint a Director		Management	For	For
2.13	Appoint a Director		Management	For	For
2.14	Appoint a Director		Management	For	For
2.15	Appoint a Director		Management	For	For
2.16	Appoint a Director		Management	For	For
3	Approve Renewal and Extension of Anti-Takeover Defense Measures		Management	Against	Against
Comments-We are voting against anti-takeover defense measures as we believe that this will hurt shareholder value
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	4100	0	12-Jun-2009	12-Jun-2009

YAMATAKE CORPORATION
Security	J96348107		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		25-Jun-2009
ISIN	JP3937200008		Agenda		701987945 - Management
City	TOKYO		Holding Recon Date		31-Mar-2009
Country	Japan		Vote Deadline Date		23-Jun-2009
SEDOL(s)	5760826 - 6985543 - B1CGSK8 - B23L9D9		Quick Code	68450
Item	Proposal		Type	Vote	For/Against Management
Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings		Management	For	For
2.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations		Management	For	For
3.	Appoint a Director		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	2200	0	19-Jun-2009	19-Jun-2009

VIC TOKAI CORPORATION
Security	J94533106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Jun-2009
ISIN	JP3800370003		Agenda	702008219 - Management
City	SHIZUOKA		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	17-Jun-2009
SEDOL(s)	6528744		Quick Code	23060
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Allow Board to Make Rules Governing Exercise of Shareholders' Rights		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
3.10	Appoint a Director		Management	For	For
3.11	Appoint a Director		Management	For	For
3.12	Appoint a Director		Management	For	For
3.13	Appoint a Director		Management	For	For
3.14	Appoint a Director		Management	For	For
3.15	Appoint a Director		Management	For	For
3.16	Appoint a Director		Management	For	For
3.17	Appoint a Director		Management	For	For
3.18	Appoint a Director		Management	For	For
4	Appoint a Corporate Auditor		Management	For	For
5	Amend the Compensation to be received by Directors		Management	For	For
6	Authorize Use of Stock Option Plan for Directors and Corporate Auditors		Management	For	For
7	Allow Board to Authorize Use of Stock Option Plan for Employees		Management	For	For
8	Approve Provision of Retirement Allowance for Directors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	6500	0	16-Jun-2009	16-Jun-2009

LEM HOLDING SA, PLAN-LES-OUATES
Security	H48909149		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		26-Jun-2009
ISIN	CH0022427626		Agenda		701785670 - Management
City	TBA		Holding Recon Date		17-Jun-2009
Country	Switzerland	Blocking	Vote Deadline Date		10-Jun-2009
SEDOL(s)	B0LDD86 - B0LDDD1 - B1BW238		Quick Code
Item	Proposal		Type	Vote	For/Against Management
THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting
1.
TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST
BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
OWNER BEFORE THE RECORD DATE. PLEASE ADVISE US
NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY
REGISTRAR HAS DISCRETION OVER GRANTING VOTING
RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR
VOTING INSTRUCTIONS
			Registration	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	246	0	26-May-2009	26-May-2009

LEM HOLDING SA, PLAN-LES-OUATES
Security	H48909149		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	CH0022427626		Agenda	701992984 - Management
City	PETIT-LANCY		Holding Recon Date	17-Jun-2009
Country	Switzerland	Blocking	Vote Deadline Date	12-Jun-2009
SEDOL(s)	B0LDD86 - B0LDDD1 - B1BW238		Quick Code
Item	Proposal		Type	Vote	For/Against Management
THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-525492, INCLUDING THE
AGENDA. TO BE ELIGIBLE TO VOTE AT THE UPCOMING
MEETING,-YOUR SHARES MUST BE RE-REGISTERED FOR
THIS MEETING. IN ADDITION, YOUR NAME MAY-BE
PROVIDED TO THE COMPANY REGISTRAR AS BENEFICIAL
OWNER. PLEASE CONTACT YOUR-GLOBAL CUSTODIAN OR
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTI-ONS OR TO FIND OUT WHETHER YOUR
SHARES HAVE BEEN RE-REGISTERED FOR THIS MEETIN-G.
THANK YOU
Non-Voting
1.
Receive the business report with annual report, annual accounts of Lem Holding and the accounts of the Lem Group as per 31
MAR  2009, the presentation of the reports of the Auditors and the
Group Auditor
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the appropriation of the balance profit		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Grant discharge to the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.1	Re-elect Mr. Felix Bagdasarjanz as a Member to the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.2	Re-elect Mr. Anton Lauber as a Member to the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.3	Re-elect Mr. Peter Rutishauser as a Member to the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.4	Re-elect Mr. Ueli Wapfler as a Member to the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect Ernst and Young SA as the Auditors and the Group Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Miscellaneous		Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITOR NAME. IF YOU HAV-E ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU-DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	246	0	10-Jun-2009	10-Jun-2009

TSUMURA & CO.
Security	J93407120		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3535800001		Agenda	701998075 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	18-Jun-2009
SEDOL(s)	5710434 - 6906919 - B28KCG5 - B3FHKZ1		Quick Code	45400
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Appoint a Supplementary Corporate Auditor		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
4	Appoint a Substitute Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1500	0	16-Jun-2009	16-Jun-2009

MIURA CO.,LTD.
Security	J45593100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3880800002		Agenda	702008118 - Management
City	EHIME		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	18-Jun-2009
SEDOL(s)	6597777		Quick Code	60050
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Expand Business Lines, Reduce Board Size to 11		Management	For	For
3.1	Appoint a Corporate Auditor		Management	For	For
3.2	Appoint a Corporate Auditor		Management	For	For
4	Approve Provision of Retirement Allowance for Retiring Directors and Corporate Auditors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	2700	0	16-Jun-2009	16-Jun-2009

BML,INC.
Security	J0447V102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3799700004		Agenda	702009235 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	18-Jun-2009
SEDOL(s)	5921753 - 6197876		Quick Code	46940
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2
Amend Articles to: Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated Laws and
Regulations, Allow Board to Make Rules Governing Exercise of
Shareholders' Rights, Adopt Reduction of Liability System for
Outside Auditors
			Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
3.10	Appoint a Director		Management	For	For
3.11	Appoint a Director		Management	For	For
4.1	Appoint a Corporate Auditor		Management	For	For
4.2	Appoint a Corporate Auditor		Management	For	For
4.3	Appoint a Corporate Auditor		Management	For	For
5	Appoint a Substitute Corporate Auditor		Management	For	For
6	Special Payment for Deceased Chairperson		Management	Against	Against
Comments-We are voting against this proposal because payments of this nature are not in the best interests of shareholders
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1700	0	16-Jun-2009	16-Jun-2009

ASAHI DIAMOND INDUSTRIAL CO.,LTD.
Security	J02268100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3114400009		Agenda	702010377 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	18-Jun-2009
SEDOL(s)	6054788		Quick Code	61400
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Allow Board to Make Rules Governing Exercise of Shareholders' Rights		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
4	Approve Renewal of Anti-Takeover Defense Measures		Management	Against	Against
Comments-We are voting against this proposal because we believe that takeover defense measures will have a negative effect on shareholder value.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	9000	0	16-Jun-2009	16-Jun-2009

C.UYEMURA & CO.,LTD.
Security	J0845U102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3155350006		Agenda	702018323 - Management
City	OSAKA		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	18-Jun-2009
SEDOL(s)	6089014 - B021NB2		Quick Code	49660
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2
Amend Articles to: Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated Laws and
Regulations, Allow Board to Make Rules Governing Exercise of
Shareholders' Rights, Adopt Reduction of Liability System for
Outside Auditors
			Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
4.1	Appoint a Corporate Auditor		Management	For	For
4.2	Appoint a Corporate Auditor		Management	For	For
4.3	Appoint a Corporate Auditor		Management	For	For
5	Approve Provision of Retirement Allowance for Directors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB0	50P	1300	0	19-Jun-2009	19-Jun-2009

SIOEN INDUSTRIES NV, ARDOOIE
Security	B7907Z125		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	29-Jun-2009
ISIN	BE0003743573		Agenda	701994495 - Management
City	TBA		Holding Recon Date	25-Jun-2009
Country	Belgium	Blocking	Vote Deadline Date	16-Jun-2009
SEDOL(s)	5124819 - 5569937 - B28MH44		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
I.1	Receive the special Board report on merger by absorption of Sioen Coating NV,-Sioen Fibres NV and Sioen Coating Distribution NV		Non-Voting
I.2	Approve the merger by absorption of Sioen Coating NV, Sioen Fibres NV and Sioen Coating Distribution NV		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.	Amend the Corporate Purpose Due to merger		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
III.	Approve the resignation of Mr. N.V. Vean as a Director		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
IV.	Elect Comm. V.A. LMCL as a Director		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
V.	Grant authority for the implementation of approved resolutions and filing of required documents/formalities at trade registry		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB1 - Harding Loevner Funds, Inc. - Global Equity Portfolio

Vote Summary
ELECTRONIC ARTS INC.
Security	285512109		Meeting Type	Annual
Ticker Symbol	ERTS		Meeting Date	31-Jul-2008
ISIN	US2855121099		Agenda	932927594 - Management
City			Holding Recon Date	09-Jun-2008
Country	United States		Vote Deadline Date	30-Jul-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: LEONARD S. COLEMAN		Management	For	For
1B	ELECTION OF DIRECTOR: GARY M. KUSIN		Management	For	For
1C	ELECTION OF DIRECTOR: GREGORY B. MAFFEI		Management	For	For
1D	ELECTION OF DIRECTOR: VIVEK PAUL		Management	For	For
1E	ELECTION OF DIRECTOR: LAWRENCE F. PROBST III		Management	For	For
1F	ELECTION OF DIRECTOR: JOHN S. RICCITIELLO		Management	For	For
1G	ELECTION OF DIRECTOR: RICHARD A. SIMONSON		Management	For	For
1H	ELECTION OF DIRECTOR: LINDA J. SRERE		Management	For	For
2	AMENDMENTS TO THE 2000 EQUITY INCENTIVE PLAN		Management	Against	Against
Comments-The company's outstanding and available stock options and grants already in excess of our 15% guideline. We want to communicate a need to economise on stock-based compensation.
3	AMENDMENTS TO THE 2000 EMPLOYEE STOCK PURCHASE PLAN		Management	Against	Against
Comments-The company's outstanding and available stock options and grants already in excess of our 15% guideline. We want to communicate a need to economise on stock-based compensation.
4	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	14260	0	28-Jul-2008	28-Jul-2008

MEDTRONIC, INC.
Security	585055106		Meeting Type	Annual
Ticker Symbol	MDT		Meeting Date	21-Aug-2008
ISIN	US5850551061		Agenda	932935488 - Management
City			Holding Recon Date	23-Jun-2008
Country	United States		Vote Deadline Date	20-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
1	VICTOR J. DZAU, M.D.			For	For
2	WILLIAM A. HAWKINS			For	For
3	SHIRLEY A. JACKSON, PHD			For	For
4	DENISE M. O'LEARY			For	For
5	JEAN-PIERRE ROSSO			For	For
6	JACK W. SCHULER			For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
03	TO APPROVE THE MEDTRONIC, INC. 2008 STOCK AWARD AND INCENTIVE PLAN.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	16120	0	19-Aug-2008	19-Aug-2008

P.T. TELEKOMUNIKASI INDONESIA, TBK
Security	715684106		Meeting Type		Special
Ticker Symbol	TLK		Meeting Date		19-Sep-2008
ISIN	US7156841063		Agenda		932953119 - Management
City			Holding Recon Date		02-Sep-2008
Country	Indonesia		Vote Deadline Date		10-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	FILLING THE VACANT POSITION ON THE BOARD OF COMMISSIONERS.		Management	For	For
02
EXTENSION OF THE TERM OF THE COMPANY'S BOARD OF
COMMISSIONERS, WHICH MEMBERS WERE ELECTED IN
THE EXTRAORDINARY GENERAL MEETING OF
SHAREHOLDERS DATED 10 MARCH 2004, UNTIL THE
CLOSING OF THE COMPANY'S ANNUAL GENERAL MEETING
OF SHAREHOLDERS IN 2009.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	12980	0	09-Sep-2008	09-Sep-2008

ORACLE CORPORATION
Security	68389X105	Meeting Type	Annual
Ticker Symbol	ORCL	Meeting Date	10-Oct-2008
ISIN	US68389X1054	Agenda	932949033 - Management
City	Holding Recon Date	12-Aug-2008
Country	United States	Vote Deadline Date	09-Oct-2008
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	JEFFREY O. HENLEY	For	For
2	LAWRENCE J. ELLISON	For	For
3	DONALD L. LUCAS	For	For
4	MICHAEL J. BOSKIN	For	For
5	JACK F. KEMP	For	For
6	JEFFREY S. BERG	For	For
7	SAFRA A. CATZ	For	For
8	HECTOR GARCIA-MOLINA	For	For
9	H. RAYMOND BINGHAM	For	For
10	CHARLES E. PHILLIPS, JR	For	For
11	NAOMI O. SELIGMAN	For	For
12	GEORGE H. CONRADES	For	For
13	BRUCE R. CHIZEN	For	For
02	PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THE FISCAL YEAR 2009 EXECUTIVE BONUS PLAN.	Management	For	For
03	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING MAY 31, 2009.	Management	For	For
04	STOCKHOLDER PROPOSAL ON ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	27110	0	30-Sep-2008	30-Sep-2008

COCHLEAR LIMITED
Security	Q25953102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	21-Oct-2008
ISIN	AU000000COH5		Agenda	701708046 - Management
City	SYDNEY		Holding Recon Date	17-Oct-2008
Country	Australia		Vote Deadline Date	15-Oct-2008
SEDOL(s)	4020554 - 6211798 - B02NSS0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the Company's financial report, Directors' report and the Auditor's report in respect of the FYE 30 JUN 2008		Management	For	For
2.	Adopt the remuneration report		Management	For	For
3.1	Re-elect Mr. Tommie Bergman as a Director of the Company, who retires by rotation in accordance with the Company's Constitution		Management	For	For
3.2	Re-elect Mr. Paul Bell as a Director of the Company, who retires by rotation in accordance with the Company's Constitution		Management	For	For
4.	Approve to issue the securities to the Chief Executive Officer/President, Dr. Christopher Roberts, under the Cochlear Executive Long Term Incentive Plan as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	14530	0	10-Oct-2008	10-Oct-2008

OLAM INTERNATIONAL LTD, SINGAPORE
Security	Y6421B106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Oct-2008
ISIN	SG1Q75923504		Agenda	701728911 - Management
City	SINGAPORE		Holding Recon Date	27-Oct-2008
Country	Singapore		Vote Deadline Date	21-Oct-2008
SEDOL(s)	B05Q3L4 - B096815		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the Director's report and the audited accounts of the Company for the YE 30 JUN 2008 together with the Auditors' report thereon		Management	For	For
2.	Declare a first and final dividend of 2.5 cents per share tax exempt (one-tier) for the YE 30 JUN 2008		Management	For	For
3.	Re-elect Mr. Narain Girdhar Chanrai as a Director of the Company, who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
4.	Re-elect Mr. Sunny George Verghese as a Director of the Company, who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
5.	Re-elect Mr. Michael Lim Choo San as a Director of the Company, who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
	To note the retirement of Mr. Peter Francis Amour by rotation pursuant to Arti-cle 107 of Articles of Association and who has decided not to seek re-election		Non-Voting
6.	Appoint Mr. Jean-Paul Pinard as a Director to fill the vacancy arising from the retirement of Mr. Peter Francis Amour		Management	For	For
7.	Approve the payment of Directors' fees of SGD 775,000.00 for the YE 30 JUN 2008		Management	For	For
8.	Approve the payment of Directors' fees of up to SGD 896,500.00 for the FYE 30 JUN 2009		Management	For	For
9.	Re-appoint Messrs. Ernst & Young LLP as the Auditors of the Company and authorize the Directors of the Company to fix their remuneration		Management	For	For
	Transact any other business		Non-Voting
10.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing
Manual of the Singapore Exchange Securities Trading Limited, to
issue shares in the Company [shares] whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, 'Instruments'] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such
persons as the Directors may in their absolute discretion deem fit;
and [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any
Instrument made or granted by the Directors while this Resolution was in force, provided that the aggregate number of shares
[including shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this
Resolution] to be issued pursuant to this Resolution shall not exceed 50% of the issued shares in the capital of the Company at the time of the passing of this Resolution, of which the aggregate
			Management	For	For

number of shares and convertible securities to be issued other than on a pro rata basis to all shareholders of the Company shall not exceed 20% of the issued shares in the capital of the
Company; [Authority expires at the earlier of the conclusion of the
Company's next AGM or the date by which the next AGM of the
Company is required by law to be held] or in the case of shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this Resolution, until the issuance of such shares in accordance with the terms of such convertible securities

11.
Authorize the Directors of the Company to offer and grant options under the Olam Employee Share Option Scheme [''the Scheme'']
and to allot and issue shares in the capital of the Company to all the holders of options granted by the Company under the
Scheme, whether granted during the subsistence of this authority or otherwise, upon the exercise of such options and in accordance with the terms and conditions of the Scheme, provided always that the aggregate number of additional ordinary shares to be allotted and issued pursuant to the Scheme shall not exceed 15% of the issued shares in the capital of the Company from time to time;
[Authority expires at the earlier of the conclusion of the Company's next AGM or the date by which the next AGM of the Company is required by law to be held]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	664100	0	20-Oct-2008	20-Oct-2008

OLAM INTERNATIONAL LTD, SINGAPORE
Security	Y6421B106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Oct-2008
ISIN	SG1Q75923504		Agenda		701729874 - Management
City	SINGAPORE		Holding Recon Date		27-Oct-2008
Country	Singapore		Vote Deadline Date		21-Oct-2008
SEDOL(s)	B05Q3L4 - B096815		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Adopt and approve, the proposed amendments to the Rules of the
Olam Employee Share Option Scheme adopted by the Company
on 04 JAN 2005 [ESOS Rules] as specified; authorize the
Directors to offer and grant options in accordance with the
provisions of the ESOS Rules amended in accordance with this resolution [modified ESOS Rules] and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options under the modified ESOS Rules; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be
required] as they and/or he may consider necessary, expedient, incidental to or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this Resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	664100	0	20-Oct-2008	20-Oct-2008

AUTOMATIC DATA PROCESSING, INC.
Security	053015103	Meeting Type	Annual
Ticker Symbol	ADP	Meeting Date	11-Nov-2008
ISIN	US0530151036	Agenda	932958501 - Management
City	Holding Recon Date	12-Sep-2008
Country	United States	Vote Deadline Date	10-Nov-2008
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	GREGORY D. BRENNEMAN	For	For
2	LESLIE A. BRUN	For	For
3	GARY C. BUTLER	For	For
4	LEON G. COOPERMAN	For	For
5	ERIC C. FAST	For	For
6	R. GLENN HUBBARD	For	For
7	JOHN P. JONES	For	For
8	FREDERIC V. MALEK	For	For
9	CHARLES H. NOSKI	For	For
10	SHARON T. ROWLANDS	For	For
11	GREGORY L. SUMME	For	For
12	HENRY TAUB	For	For
02	APPROVAL OF THE 2008 OMNIBUS AWARD PLAN	Management	For	For
03	APPOINTMENT OF DELOITTE & TOUCHE LLP	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	8370	0	04-Nov-2008	04-Nov-2008

SIME DARBY BHD NEW
Security	Y7962G108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-Nov-2008
ISIN	MYL4197OO009		Agenda	701734798 - Management
City	KUALA LUMPUR		Holding Recon Date	10-Nov-2008
Country	Malaysia		Vote Deadline Date	05-Nov-2008
SEDOL(s)	4775434 - 6808769 - 6808770 - B02HLJ4 - B29R1J1 - B29TTR1 - B29Z2W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the YE 30 JUN 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.
Declare a final gross dividend of 34.0 sen per share, less
Malaysian income tax at 25%, and special gross dividend of 4.0 sen per share, less Malaysian income tax of 25%, and 6.0 sen per share Malaysian tax exempt, for the YE 30 JUN 2008
			Management	For	For
3.	Approve the annual remuneration for the Non-Executive Directors at an amount not exceeding MYR 3,000,000 in aggregate		Management	For	For
4.	Re-appoint Mr. Tun Musa Hitam as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
5.	Re-appoint Mr. Tun Dato Seri Ahmad Sarji Abdul Hamid as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
6.	Re-appoint Dr. Arifin Mohamad Siregar as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
7.	Re-appoint Dato Mohamed Sulaiman as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
8.	Re-elect Tan Sri Dato Dr. Wan Mohd. Zahid Mohd. Noordin as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
9.	Re-elect Tan Sri Datuk Dr. Ahmad Tajuddin Ali as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
10.	Re-elect Datuk Seri Panglima Sheng Len Tao, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
11.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the ensuing FY and authorize the Directors to fix their remuneration		Management	For	For
S.12	Amend the Article 78 of the Articles of Association of the Company as specified		Management	For	For
13.
Authorize the Directors, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant Governmental/regulatory authorities, pursuant to Section 132D of the Act, to allot and issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit, provided that the aggregate number of shares to be issued does not exceed
10% of the issued share capital of the Company for the time being
			Management	For	For
14.
Authorize the Company, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant governmental/regulatory authorities, such number of  ordinary shares of MYR 0.50 each in the
Company as may be determined by the Directors of the Company from time to time through Bursa Malaysia Securities Berhad upon such terms and conditions as the Directors may deem fit and
expedient in the interests of the Company provided that: the aggregate number of ordinary shares which may be purchased
and/or held by the Company as treasury shares shall not exceed
10% of the issued and paid-up ordinary share capital of the
Company at the time of purchase; and the maximum funds to be allocated by the Company for the purpose of purchasing its own shares shall not exceed the total retained profits and share premium of the Company at the time of purchase; and that, upon completion of the purchase by the Company of its own shares, authorize the Directors to deal with the shares so purchased in their absolute discretion in the following manner; to retain the ordinary shares in the Company so purchased by the Company as treasury shares; and/or to cancel them; and/or to resell them;
and/or to distribute them as a share dividends; and/or in any other manner as prescribed by the Act, rules regulations and orders made pursuant to the Act and the Listing Requirements and any other relevant authority for the time being in force; and that, such authority conferred by this resolution shall commence upon the passing of the resolution and shall continue to be in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held] or the authority is revoked or varied by ordinary resolution passed by the shareholders of the
Company in general meeting, which ever is earliest; authorize the
Directors of the Company to take all such steps as are necessary or expedient or implement, finalise and give effect to the Proposed
Share Buy-Back with full powers to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities
			Management	For	For

15
Approve and ratify, all the recurrent related party transactions of a revenue or trading nature as set out in Section 3.2 of the circular to shareholders dated 20 OCT 2008 [circular] which were entered into by the Company and/or its subsidiary Companies which
involved the interest of Directors, major shareholders or persons connected with the Directors and/or major shareholders of the
Company and/or its subsidiary [related parties] from 30 NOV
2007, the date of listing of the Company's shares in the main
Board of Bursa Malaysia Securities Berhad until the date of this
AGM, which were necessary for the Group's day-to-day
operations and were carries out in the ordinary course of
business, on terms not more than those generally available to the public and are not detrimental to the minority shareholder of the
Company; authorize the Company, subject always to the
Companies Act, 1956 [Act], the Articles of Association of the
Company, other applicable laws, guidelines, rules and regulations, and the approvals of the relevant governmental/regulatory
authorities and /or subsidiary companies to enter into all
arrangements and/or transactions involving the interests of the related parties as specified in Section 3.2 of the circular, provided that such arrangements and/or transactions are; recurrent
transactions of a revenue or trading nature; necessary for the day-
to-day operations; carried out in the ordinary course of business on normal commercial terms which are not more favorable to the related parties than those generally available to the public; and not detrimental to the minority shareholders of the Company
[Mandate] and that, the Mandate, unless revoked or varies by the
			Management	For	For

Company in a general meeting, shall continue in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held]; pursuant to Section 143(1) of the Act, [but shall not extend to such extensions as may be
allowed pursuant to Section 143(2) of the Act]; or the Mandate is revoked or varied by ordinary resolution passed by the
shareholders of the Company in general meeting, which ever is earlier; authorize the Directors of the Company to complete and do all such documents as may be required] as they consider
expedient or necessary to give effect to the mandate

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	160157	0	31-Oct-2008	31-Oct-2008

CISCO SYSTEMS, INC.
Security	17275R102		Meeting Type	Annual
Ticker Symbol	CSCO		Meeting Date	13-Nov-2008
ISIN	US17275R1023		Agenda	932954729 - Management
City			Holding Recon Date	15-Sep-2008
Country	United States		Vote Deadline Date	12-Nov-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: CAROL A. BARTZ		Management	For	For
1B	ELECTION OF DIRECTOR: M. MICHELE BURNS		Management	For	For
1C	ELECTION OF DIRECTOR: MICHAEL D. CAPELLAS		Management	For	For
1D	ELECTION OF DIRECTOR: LARRY R. CARTER		Management	For	For
1E	ELECTION OF DIRECTOR: JOHN T. CHAMBERS		Management	For	For
1F	ELECTION OF DIRECTOR: BRIAN L. HALLA		Management	For	For
1G	ELECTION OF DIRECTOR: DR. JOHN L. HENNESSY		Management	For	For
1H	ELECTION OF DIRECTOR: RICHARD M. KOVACEVICH		Management	For	For
1I	ELECTION OF DIRECTOR: RODERICK C. MCGEARY		Management	For	For
1J	ELECTION OF DIRECTOR: MICHAEL K. POWELL		Management	For	For
1K	ELECTION OF DIRECTOR: STEVEN M. WEST		Management	For	For
1L	ELECTION OF DIRECTOR: JERRY YANG		Management	For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 25, 2009.		Management	For	For
03	PROPOSAL SUBMITTED BY A SHAREHOLDER TO AMEND THE COMPANY'S BYLAWS TO ESTABLISH A BOARD COMMITTEE ON HUMAN RIGHTS.		Shareholder	Against	For
04
PROPOSAL SUBMITTED BY SHAREHOLDERS REQUESTING
THE BOARD TO PUBLISH A REPORT TO SHAREHOLDERS
WITHIN SIX MONTHS PROVIDING A SUMMARIZED LISTING
AND ASSESSMENT OF CONCRETE STEPS CISCO COULD
REASONABLY TAKE TO REDUCE THE LIKELIHOOD THAT ITS
BUSINESS PRACTICES MIGHT ENABLE OR ENCOURAGE
THE VIOLATION OF HUMAN RIGHTS, AS SET FORTH IN THE
PROXY STATEMENT.
			Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	47715	0	05-Nov-2008	05-Nov-2008

SASOL LTD
Security	803866102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Nov-2008
ISIN	ZAE000006896		Agenda	701762343 - Management
City	JOHANNESBURG		Holding Recon Date	26-Nov-2008
Country	South Africa		Vote Deadline Date	20-Nov-2008
SEDOL(s)	5734304 - 6777450 - 6777461 - B03NQB8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the annual financial statements of the Company and of the Sasol Group for the YE 30 JUN 2008, together with the reports of the Directors and Auditors		Management	For	For
2..1	Re-elect Mr. LPA. Davies as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.2	Re-elect Mr. AM. Mokaba as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.3	Re-elect Mr. TH. Nyasulu as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.4	Re-elect Mr. KC. Ramon as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
3.1	Re-elect Mr. BP. Connellan as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.2	Re-elect Mr. MSV Gantsho as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.3	Re-elect Mr. A. Jain as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.4	Re-elect Mr. JE. Schrempp as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
4.	Re-appoint KPMG Inc as the Auditor		Management	For	For
5.S.1	Approve the existing Article 160 of the Company's Articles of Association is deleted in its entirety and replaced with the rights, privileges and conditions as specified		Management	For	For
6.S.2
Authorize the Directors of the Company, or a Subcommittee of
Directors, by way of a specific approval in terms of section 85(2)
of the Companies Act, 1973, as amended [the Act, the Listings
Requirements of the JSE, as amended, [the Listings
Requirements] and Article 36(a) of the Company's Articles of
Association; approve the purchase of 31,500,000 ordinary shares of no par value in the issued ordinary share capital of the
Company from Sasol Investment Company [Proprietary] Limited, funded out of its reserves to the extent possible, at the closing price of a Sasol ordinary share on the day preceding the day on which the Directors, or a Subcommittee of Directors, approve said repurchase
			Management	For	For
7.S.3
Authorize the Directors of the Company in terms of the authority granted in Article 36(a) of the Articles of Association of the
Company, to approve the purchase by the company, or by any of its subsidiaries, of the Company's ordinary shares, subject to the provisions of the Act, and subject to the Listings Requirements, provided that: any repurchases of shares in terms of this authority be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counter-party, such repurchases
being effected by only one appointed agent of the Company at any point in time and may only be effected if after the repurchase the Company still complies with the minimum spread requirements
			Management	For	For

of the JSE; the general authority shall be limited to a maximum of
4% of the Company's issued share capital of the shares in the applicable class at the time that the authority is granted and such repurchase by the Company, or any of its subsidiaries shall not, in aggregate in any FY, exceed 20% of the Company s issued share capital of the shares in the applicable class; d) any acquisition must not be made at a price more than 10% above the weighted average of the market value of the share for the 5 business days immediately preceding the date of such acquisition; the
repurchase of shares may not be effected during a prohibited period unless such a purchase is in accordance with the Listings
Requirements; such details as may be required in terms of the
Listings Requirements of the JSE are announced when the
Company or its subsidiaries have cumulatively repurchased 3% of the shares in issue at the time the authority was given; and the general authority may be varied or revoked by special resolution, prior to the next AGM of the Company; [Authority expires the earlier of the next AGM of the Company, or 15 months]

8.O.1	Approve to revise the annual emoluments payable by the Company or subsidiaries of the Company [as specified] to the Non-Executive Directors of the Company with effect from 01 JUL 2008 as specified		Management	For	For
9.O.2
Authorize any Director or the Secretary of the Company or
Committee of the Board to do all such things and sign all such documents as are necessary to give effect to Special Resolutions
Number 1, 2 and 3
			Management	For	For
	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	13430	0	17-Nov-2008	17-Nov-2008

ERSTE GROUP BANK AG, WIEN
Security	A19494102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		02-Dec-2008
ISIN	AT0000652011		Agenda		701764727 - Management
City	VIENNA		Holding Recon Date		28-Nov-2008
Country	Austria	Blocking	Vote Deadline Date		19-Nov-2008
SEDOL(s)	5289837 - 5369449 - 7440621 - B02Q7J3 - B28H192 - B2PWJ52		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Authorize the Board of Director to take up non voting share capital according par 23,4 Banking Law by up to EUR 2,700,000,000 by issuing participation certificates the terms and conditions of the issuance shall be fixed by the Board of Director
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	5800	0	14-Nov-2008	14-Nov-2008

WALGREEN CO.
Security		931422109		Meeting Type	Annual
Ticker Symbol		WAG		Meeting Date	14-Jan-2009
ISIN		US9314221097		Agenda	932978046 - Management
City				Holding Recon Date	17-Nov-2008
Country		United States		Vote Deadline Date	13-Jan-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	WILLIAM C. FOOTE			For	For
	2	MARK P. FRISSORA			For	For
	3	ALAN G. MCNALLY			For	For
	4	CORDELL REED			For	For
	5	NANCY M. SCHLICHTING			For	For
	6	DAVID Y. SCHWARTZ			For	For
	7	ALEJANDRO SILVA			For	For
	8	JAMES A. SKINNER			For	For
	9	MARILOU M. VON FERSTEL			For	For
	10	CHARLES R. WALGREEN III			For	For
02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.			Management	For	For
03	TO AMEND THE WALGREEN CO. 1982 EMPLOYEES STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER THE PLAN.			Management	For	For
04	SHAREHOLDER PROPOSAL THAT THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT DIRECTOR WHO HAS NOT PREVIOUSLY SERVED AS AN EXECUTIVE OFFICER OF WALGREEN CO.			Shareholder	Against	For
05	SHAREHOLDER PROPOSAL THAT WALGREEN CO. SHAREHOLDERS VOTE TO RATIFY THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1		837	27350	0	31-Dec-2008	31-Dec-2008

EMERSON ELECTRIC CO.
Security	291011104		Meeting Type	Annual
Ticker Symbol	EMR		Meeting Date	03-Feb-2009
ISIN	US2910111044		Agenda	932983681 - Management
City			Holding Recon Date	25-Nov-2008
Country	United States		Vote Deadline Date	02-Feb-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
1	A.A. BUSCH III*			For	For
2	A.F. GOLDEN*			For	For
3	H. GREEN*			For	For
4	W.R. JOHNSON*			For	For
5	J.B. MENZER*			For	For
6	V.R. LOUCKS, JR.**			For	For
02	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	19070	0	28-Jan-2009	28-Jan-2009

NOVARTIS AG
Security	H5820Q150		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Feb-2009
ISIN	CH0012005267		Agenda	701810168 - Management
City	BASEL		Holding Recon Date	19-Feb-2009
Country	Switzerland	Blocking	Vote Deadline Date	18-Feb-2009
SEDOL(s)	7103065 - 7105083 - B01DMY5 - B10S3M3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
530415 DUE TO CHANGE IN VOTIN-G STATUS OF
RESOLUTION 5.1. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE-DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU-.
Non-Voting
THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-524714, INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER T-HE CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
Non-Voting
1.	Approve the annual report, the financial statements of Novartis AG and the Group consolidated financial statements for the business year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Grant discharge, from liability, to the Members of the Board of Directors and the Executive Committee for their activities during the business year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.
Approve the appropriation of the available earnings as per the balance sheet and declaration of dividend as follows: dividend:
CHF 4,906,210,030 and balance to be carried forward: CHF
9,376,005,541; payment will be made with effect from 27 FEB
2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve to cancel 6,000,000 shares repurchased under the 6th
Share Repurchase Program and to reduce the share capital
accordingly by CHF 3,000,000 from CHF 1,321,811,500 to CHF
1,318,811,500; and amend Article 4 of the Articles of Incorporation as specified
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.1	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: Amend Articles 18 and 25 of the Articles of Incorporation as specified		Shareholder	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.2	Amend Article 2 Paragraph 3 of the Articles of Incorporation as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.3	Amend Articles 18 and 28 of the Articles of Incorporation as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.1
Acknowledge that, at this AGM, Prof. Peter Burckhardt M.D. is resigning from t-he Board of Directors, having reached the age limit, at his own wish and Prof.-William W. George is also
resigning from the Board of Directors
			Non-Voting		Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.2.A	Re-elect Prof. Srikant M. Datar, Ph.D, to the Board of Directors, for a 3 year term		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.2.B	Re-elect Mr. Andreas Von Planta, Ph.D, to the Board of Directors, for a 3 year term		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

6.2.C	Re-elect Dr.-Ing. Wendelin Wiedeking, to the Board of Directors, for a 3 year term		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.2.D	Re-elect Prof. Rolf. M. Zinkernagel, M.D, to the Board of Directors, for a 3 year term		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.3	Elect Prof. William Brody, M.D, Ph.D, to the Board of Directors, for a 3 year term		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Appoint PricewaterhouseCoopers AG, as the Auditors of Novartis AG, for a further year		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	8820	0	09-Feb-2009	09-Feb-2009

QUALCOMM, INCORPORATED
Security	747525103	Meeting Type	Annual
Ticker Symbol	QCOM	Meeting Date	03-Mar-2009
ISIN	US7475251036	Agenda	932990218 - Management
City	Holding Recon Date	02-Jan-2009
Country	United States	Vote Deadline Date	02-Mar-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	BARBARA T. ALEXANDER	For	For
2	STEPHEN M. BENNETT	For	For
3	DONALD G. CRUICKSHANK	For	For
4	RAYMOND V. DITTAMORE	For	For
5	THOMAS W. HORTON	For	For
6	IRWIN MARK JACOBS	For	For
7	PAUL E. JACOBS	For	For
8	ROBERT E. KAHN	For	For
9	SHERRY LANSING	For	For
10	DUANE A. NELLES	For	For
11	MARC I. STERN	For	For
12	BRENT SCOWCROFT	For	For
02	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY'S FISCAL YEAR ENDING SEPTEMBER 27, 2009.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	11950	0	09-Feb-2009	09-Feb-2009

SCHWEIZERISCHE RUECKVERSICHERUNGS-GESELLSCHAFT AG
Security	H84046137		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	CH0012332372		Agenda	701820284 - Management
City	ZURICH		Holding Recon Date	10-Mar-2009
Country	Switzerland	Blocking	Vote Deadline Date	27-Feb-2009
SEDOL(s)	7189816 - B018RS9 - B0T2CK0 - B11JQ71		Quick Code
Item	Proposal		Type	Vote	For/Against Management
THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-535368 INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST B-E NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRA-TION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER TH-E CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
Non-Voting
1.	Approve the annual report, annual accounts and accounts of the Group for the business year 2008		Management	For	For
2.	Approve the appropriation balance result		Management	For	For
3.	Grant discharge to the Members of the Board of Directors		Management	For	For
4.1	Approve to increase the creation of conditional share capital		Management	For	For
4.2	Approve to increase the creation of authorized share capital		Management	For	For
5.1.1	Re-elect Mr. Jakob Baer as a Board of Director		Management	For	For
5.1.2	Re-elect Mr. John R. Coomber as a Board of Director		Management	For	For
5.1.3	Approve the alternative election of a new Member		Management	For	For
5.2	Re-elect the Auditors		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	6200	0	27-Feb-2009	27-Feb-2009

NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)
Security	K7314N152		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Mar-2009
ISIN	DK0060102614		Agenda	701845692 - Management
City	FREDERIKSBERG		Holding Recon Date	16-Mar-2009
Country	Denmark		Vote Deadline Date	10-Mar-2009
SEDOL(s)	3035322 - 7077524 - 7250035		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 540030 DUE TO SPLITTING OF-DIRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the Board of Director's oral report on the Company's activities in the-past FY		Non-Voting
2.	Approve the presentation and adopt the audited annual report 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the remuneration of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve a dividend of DKK 6.00 for 2008 for each Novo Nordisk B share of DKK 1 and for each Novo Nordisk A share of DKK 1, and that no dividend will be paid on the Company's holding of own shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.1	Re-elect Mr. Sten Scheibye as a Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.2	Re-elect Mr. Goran A. Ando as a Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.3	Re-elect Mr. Henrik Gurtler as a Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.4	Re-elect Mr. Pamela J. Kirby as a Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.5	Re-elect Mr. Kurt Anker Nielsen as a Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.6	Re-elect Mr. Hannu Ryopponen as a Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.7	Elect Mr. Jorgen Wedel as the Member of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Re-elect PricewaterhouseCoopers as the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.1
Approve to reduce the Company's B share capital from DKK
526,512,800 to DKK 512,512,800 by cancellation of 14,000,000 B shares of DKK 1 each from the Company's own holdings of B
shares at a nominal value of DKK 14,000,000, equal to 2.2% of the total share capital, after the implementation of the share capital reduction, the Company's share capital will amount to DKK
620,000,000 divided into A share capital of DKK 107,487,200 and
B share capital of DKK 512,512,800
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.2
Authorize the Board of Directors, until the next AGM, to allow the
Company to acquire own shares of up to 10% of the share capital and at the price quoted at the time of the purchase with a
deviation of up to 10%, CF. Article 48 of the Danish Public Limited
Companies Act
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

7.3.1	Amend the Article 5.4 of the Articles of Association as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.3.2	Amend the Article 6.3 of the Articles of Association as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.3.3	Amend the Article 6.4 of the Articles of Association as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.3.4	Amend the Articles 8.2 and 11.10 of the Articles of Association as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
	Miscellaneous		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	7600	0	16-Mar-2009	16-Mar-2009

CANON INC.
Security		138006309		Meeting Type	Annual
Ticker Symbol		CAJ		Meeting Date	27-Mar-2009
ISIN		US1380063099		Agenda	933007204 - Management
City				Holding Recon Date	30-Dec-2008
Country		Japan		Vote Deadline Date	20-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIVIDEND FROM SURPLUS			Management	For	For
02	PARTIAL AMENDMENT TO THE ARTICLES OF INCORPORATION			Management	For	For
03	DIRECTOR			Management
	1	FUJIO MITARAI			For	For
	2	TSUNEJI UCHIDA			For	For
	3	TOSHIZO TANAKA			For	For
	4	NOBUYOSHI TANAKA			For	For
	5	JUNJI ICHIKAWA			For	For
	6	AKIYOSHI MOROE			For	For
	7	KUNIO WATANABE			For	For
	8	YOROKU ADACHI			For	For
	9	YASUO MITSUHASHI			For	For
	10	TOMONORI IWASHITA			For	For
	11	MASAHIRO OSAWA			For	For
	12	SHIGEYUKI MATSUMOTO			For	For
	13	KATSUICHI SHIMIZU			For	For
	14	RYOICHI BAMBA			For	For
	15	TOSHIO HOMMA			For	For
	16	MASAKI NAKAOKA			For	For
	17	HARUHISA HONDA			For	For
	18	TOSHIYUKI KOMATSU			For	For
	19	TETSURO TAHARA			For	For
	20	SEIJIRO SEKINE			For	For
	21	SHUNJI ONDA			For	For
	22	KAZUNORI FUKUMA			For	For
	23	HIDEKI OZAWA			For	For
	24	MASAYA MAEDA			For	For
	25	TOSHIAKI IKOMA			For	For
04	GRANT OF RETIREMENT ALLOWANCE TO A DIRECTOR TO RETIRE			Management	For	For
05	GRANT OF BONUS TO DIRECTORS			Management	For	For
06	ISSUANCE OF SHARE OPTIONS AS STOCK OPTIONS WITHOUT COMPENSATION			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

9974IB1		837	10700	0	13-Mar-2009	13-Mar-2009

SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
Security	806857108	Meeting Type	Annual
Ticker Symbol	SLB	Meeting Date	08-Apr-2009
ISIN	AN8068571086	Agenda	933013865 - Management
City	Holding Recon Date	18-Feb-2009
Country	United States	Vote Deadline Date	07-Apr-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	P. CAMUS	For	For
2	J.S. GORELICK	For	For
3	A. GOULD	For	For
4	T. ISAAC	For	For
5	N. KUDRYAVTSEV	For	For
6	A. LAJOUS	For	For
7	M.E. MARKS	For	For
8	L.R. REIF	For	For
9	T.I. SANDVOLD	For	For
10	H. SEYDOUX	For	For
11	L.G. STUNTZ	For	For
02	PROPOSAL TO ADOPT AND APPROVE OF FINANCIALS AND DIVIDENDS.	Management	For	For
03	PROPOSAL REGARDING A STOCKHOLDER ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	Shareholder	Against	For
04	PROPOSAL TO APPROVE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	9690	0	01-Apr-2009	01-Apr-2009

CARNIVAL PLC
Security	14365C103		Meeting Type	Annual
Ticker Symbol	CUK		Meeting Date	15-Apr-2009
ISIN	US14365C1036		Agenda	933002747 - Management
City			Holding Recon Date	17-Feb-2009
Country	United States		Vote Deadline Date	06-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO RE-ELECT MICKY ARISON AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
02	TO RE-ELECT AMBASSADOR RICHARD G. CAPEN, JR. AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
03	TO RE-ELECT ROBERT H. DICKINSON AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
04	TO RE-ELECT ARNOLD W. DONALD AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
05	TO RE-ELECT PIER LUIGI FOSCHI AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
06	TO RE-ELECT HOWARD S. FRANK AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
07	TO RE-ELECT RICHARD J. GLASIER AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
08	TO RE-ELECT MODESTO A. MAIDIQUE AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
09	TO RE-ELECT SIR JOHN PARKER AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
10	TO RE-ELECT PETER G. RATCLIFFE AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
11	TO RE-ELECT STUART SUBOTNICK AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
12	TO RE-ELECT LAURA WEIL AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
13	TO ELECT RANDALL J. WEISENBURGER AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
14	TO RE-ELECT UZI ZUCKER AS A DIRECTOR OF CARNIVAL CORPORATION AND CARNIVAL PLC		Management	For	For
15	TO RE-APPOINT CARNIVAL PLC'S INDEPENDENT AUDITORS AND RATIFICATION OF CARNIVAL CORPORATION'S INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM		Management	For	For
16	TO AUTHORISE CARNIVAL PLC'S AUDIT COMMITTEE TO AGREE THE REMUNERATION OF THE INDEPENDENT AUDITORS		Management	For	For
17	TO RECEIVE THE ANNUAL ACCOUNTS AND REPORTS OF CARNIVAL PLC		Management	For	For
18	TO APPROVE THE CARNIVAL PLC DIRECTORS' REMUNERATION REPORT		Management	For	For
19	TO INCREASE THE AUTHORISED SHARE CAPITAL OF CARNIVAL PLC		Management	For	For
S20	SPECIAL RESOLUTION TO ADOPT AMENDED AND RESTATED ARTICLES OF ASSOCIATION OF CARNIVAL PLC		Management	For	For
S21	SPECIAL RESOLUTION TO AMEND THE ARTICLES OF ASSOCIATION OF CARNIVAL PLC WITH EFFECT FROM OCTOBER 1, 2009		Management	For	For

22	TO RENEW CARNIVAL PLC SECTION 80 AUTHORITY		Management	For	For
S23	SPECIAL RESOLUTION TO RENEW CARNIVAL PLC SECTION 89 AUTHORITY		Management	For	For
S24	SPECIAL RESOLUTION TO AUTHORISE CARNIVAL PLC TO MAKE MARKET PURCHASES OF ORDINARY SHARES OF US$1.66 EACH IN THE CAPITAL OF CARNIVAL PLC		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	12100	0	18-Mar-2009	18-Mar-2009

L'OREAL S.A., PARIS
Security	F58149133		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	16-Apr-2009
ISIN	FR0000120321		Agenda	701843016 - Management
City	TBA		Holding Recon Date	08-Apr-2009
Country	France		Vote Deadline Date	06-Apr-2009
SEDOL(s)	4057808 - 4067089 - 4084282 - 4534787 - 7164619 - B033469 - B10LP48 - B23V2F2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
	PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.		Non-Voting
O.1
Receive the reports of the Board of Directors and the Auditors and approve the Company's financial statements for the YE in 2008, as presented, showing net profits of EUR 1,552,103,144.44,
against EUR 2,822,429,471.46 for the YE in 2007
			Management	For	For
O.2	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the FYE in 2008, in the form presented to the meeting		Management	For	For
O.3
Approve the recommendations of the Board of Directors and
resolves that the in come for the FY be appropriated as follows:
legal reserve: Nil dividends: EUR 861,761,102.40 the balance to the other reserves account: EUR 690,342,041.74 the share
holders will receive a net dividend of EUR 1.44 per share, and will entitle to the 40% deduction provided by the French Tax Code;
this dividend will be paid on 24 APR 2009; the amount of
distributable profits corresponding to shares held by the Company shall be allocated to the ordinary reserve account , as required by
Law, it is reminded that, for the last 3 financial years, the dividends paid, were as follows: EUR 1.00 for FY 2005 EUR 1.18 for FY 2006 EUR 1.38 for FY 2007
			Management	For	For
O.4
Approve the special report of the Auditors on agreements
governed by Article L. 225-40 of the French Commercial Code, takes note that there was no new agreement or commitment
during the FYE 31 DEC 2008 and takes note of the information concerning the agreements entered into and commitments taken for the last fiscal years
			Management	For	For
O.5	Approve the subject to the approval of the Resolution number 15, the shareholders' meeting renews the appointment of Mr. Werner Bauer as a Director for a 3-year period		Management	For	For
O.6	Approve to renew the appointment of Mrs. Francoise Bett Encourt Meyers as a Director for a 4- year period		Management	For	For
O.7	Approve the renew the appointment of Mr. Peter Brabeck- Letmathe as a Director for a 4-year period		Management	For	For

O.8	Approve to subject to the adoption of the Resolution number 15, to renew the appointment of Mr. Jean-Pierre Meyers as a Director for a 3-year period		Management	For	For
O.9	Approve to renew the appointment of Mr. Louis Schweitzer as a Director for a 4-year period		Management	For	For
O.10
Authorize the Board of Directors to trade in the Company's shares on the stock market, subject to the conditions specified below:
maximum purchase price: EUR 130.00, maximum number of
shares to be acquired: 10% of the number of shares comprising the Company capital, i.e. 59,844,521 shares, maximum funds
invested in the share buybacks: EUR 7,800,000,000.00; [Authority is given for an 18-month period]; grant delegates all powers to the
Board of Directors to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.11
Authorize the Board of Directors in order to increase the share capital, in 1 or more occasions, up to a maximum nominal amount of EUR 55,310,958.00 by way of issuing, with preferred
subscription rights maintained, ordinary shares in the company, by way of capitalizing reserves, profits, premiums or other means, provided that such capitalization is allowed by Law and under the by Laws, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares; [Authority expires for a 26-month period] it supersedes any and all earlier
delegations to the same effect
			Management	For	For
E.12
Authorize the Board of Directors all powers to grant, in 1 or more transactions, to the Employees or Corporate Officers of the
Company and related companies, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 2% of the share capital; [Authority expires for a 26-month period]; the options granted to the Corporate Officers shall not represent more than 10% of the total allocations carried out by the Board of
Directors during this period of 26 months; grant delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities; this delegation of powers supersedes the fraction unused of any and all earlier delegations to the same effect
			Management	For	For
E.13
Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing or future shares, in favour of the Employees of the Company and related Companies; they may not represent
more than 0.20% of the share capital; [Authority expires for a 26-
month period]; grant delegates all powers to the Board of
Directors to take all necessary measures and accomplish all
necessary formalities
			Management	For	For
E.14
Authorize the Board of Directors to increase the share capital, on
1 or more occasions, at its sole discretion, by way of issuing shares in favour of Employees, or former Employees, of the
Company or related Companies, who are Members of a Company
Savings Plan; [Authority expires for a 26-month period] and for a nominal amount that shall not exceed EUR 1,196,890.42 by
issuing 5,984,452 new shares; the shareholders' meeting decides to cancel the shareholders' preferential subscription rights in favour of beneficiaries mentioned above; grant delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.15	Amend Article 8 indent 2 of the Bylaws, regarding the duration of the term of office of the Directors		Management	Against	Against
Comments-We choose to vote against item 15 because the implementation of a staggered board is not in the best interests of shareholders.
E.16	Amend Article 15a-3 of the Bylaws		Management	Against	Against

Comments-We choose to vote against item 16 because a preferential dividend acts a disincentive to new shareholders and will not benefit us.
E.17	Grant authority for filing of required documents/other formalities		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	11610	0	23-Mar-2009	23-Mar-2009

RIO TINTO LTD
Security	Q81437107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Apr-2009
ISIN	AU000000RIO1		Agenda	701850201 - Management
City	SYDNEY		Holding Recon Date	16-Apr-2009
Country	Australia		Vote Deadline Date	14-Apr-2009
SEDOL(s)	5782068 - 6220103 - 6227513 - B02PBV0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the Company's financial reports and the reports of the Directors and Auditors for the YE 31 DEC 2008		Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2008 as specified		Management	For	For
3.	Elect Mr. Jan Du Plessis as a Director		Management	For	For
4.	Re-elect Sir David Clementi as a Director		Management	For	For
5.	Re-elect Sir Rod Eddington as a Director		Management	For	For
6.	Re-elect Mr. Andrew Gould as a Director		Management	For	For
7.	Re-elect Mr. David Mayhew as a Director		Management	For	For
8.
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto Plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto Plc and authorize the
Audit Committee to determine the Auditors' remuneration
			Management	For	For
S.9	Amend the Rules 89 to 91 [inclusive] of the Constitution of Rio Tinto Limited as specified; and the Articles 75 to 78 of the Articles of Association of Rio Tinto Plc as specified		Management	For	For
S.10
Approve the buybacks by Rio Tinto Limited of ordinary shares from Tinto Holdings Australia Pty Limited ['THA'] in the period following this approval until [and including] the date of the Rio
Tinto Limited 2010 AGM or 19 APR 2010 [whichever is later] upon the terms and subject to the conditions as specified in the draft buyback agreement between Rio Tinto Limited and THA [entitled
'2009 RTL-THA Agreement'], as specified
			Management	For	For
S.11.
Amend, subject to the consent in writing of the holder of the special voting share; that with effect from the close of the AGM of
Rio Tinto Limited held in 2009; the constitution of Rio Tinto Limited as specified; the Articles of the Association of Rio Tinto Plc as
specified, be adopted as the Articles of Association of Rio Tinto
Plc in substitution for, and to the exclusion of, the existing Articles of Association; and that with effect from 00.01 am GMT on 01
OCT 2009; the constitution of Rio Tinto Limited as specified; the
Articles of Association of Rio Tinto Plc by deleting all of the provisions of Rio Tinto Plc's Memorandum of Association which, by virtue of Section 28 of the UK Companies Act 2006, are to treated as part of Rio Tinto plc's Articles of Association; the
Articles of Association of Rio Tinto Plc by deleting all provisions referred to in Paragraph 42 of Schedule 2 of the UK Companies
Act 2006 [Commencement No 8, Transitional Provision and
Savings] Order 2008 [Statutory Instrument 2008 No 2860]; and
the Articles of Association of Rio Tinto Plc as specified
			Management	For	For
ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAI-NED BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD NOT VOTE (OR VOTE "-ABSTAIN") FOR THE RELEVANT PROPOSAL ITEMS.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB1	50P	10450	0	27-Mar-2009	27-Mar-2009

ENCANA CORPORATION
Security	292505104	Meeting Type	Annual
Ticker Symbol	ECA	Meeting Date	22-Apr-2009
ISIN	CA2925051047	Agenda	933020062 - Management
City	Holding Recon Date	09-Mar-2009
Country	Canada	Vote Deadline Date	17-Apr-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	RALPH S. CUNNINGHAM	For	For
2	PATRICK D. DANIEL	For	For
3	IAN W. DELANEY	For	For
4	RANDALL K. ERESMAN	For	For
5	CLAIRE S. FARLEY	For	For
6	MICHAEL A. GRANDIN	For	For
7	BARRY W. HARRISON	For	For
8	VALERIE A.A. NIELSEN	For	For
9	DAVID P. O'BRIEN	For	For
10	JANE L. PEVERETT	For	For
11	ALLAN P. SAWIN	For	For
12	WAYNE G. THOMSON	For	For
13	CLAYTON H. WOITAS	For	For
02	APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS LLP AT A REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	14790	0	07-Apr-2009	07-Apr-2009

NESTLE S.A.
Security	641069406		Meeting Type	Annual
Ticker Symbol	NSRGY		Meeting Date	23-Apr-2009
ISIN	US6410694060		Agenda	933021711 - Management
City			Holding Recon Date	13-Mar-2009
Country	Switzerland		Vote Deadline Date	14-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	APPROVAL OF THE 2008 ANNUAL REPORT, FINANCIAL STATEMENTS OF NESTLE S.A. AND CONSOLIDATED FINANCIAL STATEMENTS OF THE NESTLE GROUP.*		Management	For	For
1B	ACCEPTANCE OF THE 2008 COMPENSATION REPORT (NON- BINDING ADVISORY VOTE).		Management	For	For
02	RELEASE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND OF THE MANAGEMENT.		Management	For	For
03	APPROPRIATION OF PROFITS RESULTING FROM THE BALANCE SHEET OF NESTLE S.A. (PROPOSED DIVIDEND) FOR THE FINANCIAL YEAR 2008.		Management	For	For
4A1	RE-ELECTION TO THE BOARD OF DIRECTORS: MR. DANIEL BOREL		Management	For	For
4A2	RE-ELECTION TO THE BOARD OF DIRECTORS: MS. CAROLINA MULLER-MOHL		Management	For	For
4B	ELECTION OF THE STATUTORY AUDITORS KPMG S.A., GENEVA BRANCH (FOR A TERM OF ONE YEAR).		Management	For	For
05	CAPITAL REDUCTION (BY CANCELLATION OF SHARES).		Management	For	For
06	MARK THE "FOR" BOX TO THE RIGHT IF YOU WISH TO GIVE A PROXY TO INDEPENDENT REPRESENTATIVE, MR. JEAN- LUDOVIC HARTMAN		Management	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	11955	0	03-Apr-2009	03-Apr-2009

ABBOTT LABORATORIES
Security		002824100		Meeting Type	Annual
Ticker Symbol		ABT		Meeting Date	24-Apr-2009
ISIN		US0028241000		Agenda	933012293 - Management
City				Holding Recon Date	25-Feb-2009
Country		United States		Vote Deadline Date	23-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	R.J. ALPERN			For	For
	2	R.S. AUSTIN			For	For
	3	W.M. DALEY			For	For
	4	W.J. FARRELL			For	For
	5	H.L. FULLER			For	For
	6	W.A. OSBORN			For	For
	7	D.A.L. OWEN			For	For
	8	W.A. REYNOLDS			For	For
	9	R.S. ROBERTS			For	For
	10	S.C. SCOTT III			For	For
	11	W.D. SMITHBURG			For	For
	12	G.F. TILTON			For	For
	13	M.D. WHITE			For	For
02	APPROVAL OF THE ABBOTT LABORATORIES 2009 INCENTIVE STOCK PROGRAM			Management	For	For
03	APPROVAL OF THE ABBOTT LABORATORIES 2009 EMPLOYEE STOCK PURCHASE PLAN FOR NON-U.S. EMPLOYEES			Management	For	For
04	RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS			Management	For	For
05	SHAREHOLDER PROPOSAL - ANIMAL TESTING			Shareholder	Against	For
06	SHAREHOLDER PROPOSAL - HEALTH CARE PRINCIPLES			Shareholder	Against	For
07	SHAREHOLDER PROPOSAL - ADVISORY VOTE			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1		837	18700	0	21-Apr-2009	21-Apr-2009

WELLS FARGO & COMPANY
Security	949746101		Meeting Type	Annual
Ticker Symbol	WFC		Meeting Date	28-Apr-2009
ISIN	US9497461015		Agenda	933008422 - Management
City			Holding Recon Date	27-Feb-2009
Country	United States		Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: JOHN D. BAKER II		Management	For	For
1B	ELECTION OF DIRECTOR: JOHN S. CHEN		Management	For	For
1C	ELECTION OF DIRECTOR: LLOYD H. DEAN		Management	For	For
1D	ELECTION OF DIRECTOR: SUSAN E. ENGEL		Management	For	For
1E	ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.		Management	For	For
1F	ELECTION OF DIRECTOR: DONALD M. JAMES		Management	For	For
1G	ELECTION OF DIRECTOR: ROBERT L. JOSS		Management	For	For
1H	ELECTION OF DIRECTOR: RICHARD M. KOVACEVICH		Management	For	For
1I	ELECTION OF DIRECTOR: RICHARD D. MCCORMICK		Management	For	For
1J	ELECTION OF DIRECTOR: MACKEY J. MCDONALD		Management	For	For
1K	ELECTION OF DIRECTOR: CYNTHIA H. MILLIGAN		Management	For	For
1L	ELECTION OF DIRECTOR: NICHOLAS G. MOORE		Management	For	For
1M	ELECTION OF DIRECTOR: PHILIP J. QUIGLEY		Management	For	For
1N	ELECTION OF DIRECTOR: DONALD B. RICE		Management	For	For
1O	ELECTION OF DIRECTOR: JUDITH M. RUNSTAD		Management	For	For
1P	ELECTION OF DIRECTOR: STEPHEN W. SANGER		Management	For	For
1Q	ELECTION OF DIRECTOR: ROBERT K. STEEL		Management	For	For
1R	ELECTION OF DIRECTOR: JOHN G. STUMPF		Management	For	For
1S	ELECTION OF DIRECTOR: SUSAN G. SWENSON		Management	For	For
02	PROPOSAL TO APPROVE A NON-BINDING ADVISORY RESOLUTION REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVES.		Management	For	For
03	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2009.		Management	For	For
04	PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE COMPENSATION PLAN.		Management	For	For
05	STOCKHOLDER PROPOSAL REGARDING A BY-LAWS AMENDMENT TO REQUIRE AN INDEPENDENT CHAIRMAN.		Shareholder	Against	For
06	STOCKHOLDER PROPOSAL REGARDING A REPORT ON POLITICAL CONTRIBUTIONS.		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	19150	0	24-Apr-2009	24-Apr-2009

PRAXAIR, INC.
Security	74005P104		Meeting Type	Annual
Ticker Symbol	PX		Meeting Date	28-Apr-2009
ISIN	US74005P1049		Agenda	933012584 - Management
City			Holding Recon Date	02-Mar-2009
Country	United States		Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1	DIRECTOR		Management
1	STEPHEN F. ANGEL			For	For
2	NANCE K. DICCIANI			For	For
3	EDWARD G. GALANTE			For	For
4	CLAIRE W. GARGALLI			For	For
5	IRA D. HALL			For	For
6	RAYMOND W. LEBOEUF			For	For
7	LARRY D. MCVAY			For	For
8	WAYNE T. SMITH			For	For
9	H. MITCHELL WATSON, JR.			For	For
10	ROBERT L. WOOD			For	For
2	PROPOSAL TO APPROVE THE 2009 PRAXAIR, INC. LONG TERM INCENTIVE PLAN.		Management	For	For
3	PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT AUDITOR.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	9020	0	21-Apr-2009	21-Apr-2009

EBAY INC.
Security	278642103		Meeting Type	Annual
Ticker Symbol	EBAY		Meeting Date	29-Apr-2009
ISIN	US2786421030		Agenda	933024426 - Management
City			Holding Recon Date	04-Mar-2009
Country	United States		Vote Deadline Date	28-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: MARC L. ANDREESSEN		Management	For	For
1B	ELECTION OF DIRECTOR: WILLIAM C. FORD, JR.		Management	For	For
1C	ELECTION OF DIRECTOR: DAWN G. LEPORE		Management	For	For
1D	ELECTION OF DIRECTOR: PIERRE M. OMIDYAR		Management	For	For
1E	ELECTION OF DIRECTOR: RICHARD T. SCHLOSBERG, III		Management	For	For
02	TO APPROVE AMENDMENTS TO CERTAIN OF OUR EXISTING EQUITY INCENTIVE PLANS TO ALLOW FOR A ONE-TIME STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES OTHER THAN OUR NAMED EXECUTIVE OFFICERS AND DIRECTORS.		Management	For	For
03
TO APPROVE THE AMENDMENT AND RESTATEMENT OF
OUR 2008 EQUITY INCENTIVE AWARD PLAN TO INCREASE
THE AGGREGATE NUMBER OF SHARES AUTHORIZED FOR
ISSUANCE UNDER THE PLAN BY 50 MILLION SHARES AND
TO ADD MARKET SHARES AND VOLUME METRICS AS
PERFORMANCE CRITERIA UNDER THE PLAN.
			Management	For	For
04	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2009.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	22200	0	24-Apr-2009	24-Apr-2009

RPS GROUP PLC
Security	G7701P104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-May-2009
ISIN	GB0007594764		Agenda	701875378 - Management
City	LONDON		Holding Recon Date	29-Apr-2009
Country	United Kingdom		Vote Deadline Date	23-Apr-2009
SEDOL(s)	0759476		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the report of the Directors and financial statements for the financial year ended 31 DEC 2008		Management	For	For
2.	Approve to declare a final dividend		Management	For	For
3.	Receive and approve the report on remuneration		Management	For	For
4.	Elect Mr. Louise Charlton as a Director		Management	For	For
5.	Re-elect Mr. Philip Williams as a Director		Management	For	For
6.	Re-elect Mr. Gary Young as a Director		Management	For	For
7.	Re-elect Mr. Karen McPherson as a Director		Management	For	For
8.	Re-elect Mr. Roger Devlin as a Director		Management	For	For
9.	Re-elect Mr. Brook Land as a Director		Management	For	For
10.	Re-appoint BDO Stoy Hayward as the Auditors and authorize the Directors to determine their remuneration		Management	For	For
11.	Authorize the Directors to allot shares pursuant to Section 80 of the Companies Act 1985		Management	For	For
12.	Approve to disapply Section 89[1] of the Companies Act 1985		Management	For	For
13.	Authorize the Company to make one or more market purchases of its own shares		Management	For	For
14.	Adopt the new Articles of Association		Management	For	For
15.	Approve to renew the Performance Share Plan		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	128300	0	21-Apr-2009	21-Apr-2009

L'AIR LIQUIDE, PARIS
Security	F01764103		Meeting Type	MIX
Ticker Symbol			Meeting Date	07-May-2009
ISIN	FR0000120073		Agenda	701819279 - Management
City	PARIS		Holding Recon Date	01-May-2009
Country	France		Vote Deadline Date	24-Apr-2009
SEDOL(s)	4011406 - 4011484 - 7163832 - B01DBK4 - B03XPC2 - B0YLS71 - B1W3FC0 - B1YXBJ7 - B1YXBN1 - B1YXQ70		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.    The following-applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediari-es, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Glo-bal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative.
Non-Voting
PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D ""AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST" VOTE.			Non-Voting
O.1	Receive the reports of the Board of Directors and the Auditors and approve the Company's financial statements for the YE 31 DEC 2008, as presented showing net income of EUR 695,133,673.00		Management	For	For
O.2	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the said FY in the form presented to the meeting		Management	For	For
O.3
Approve the income for the FY: EUR 695,133,673.00 legal
reserve, EUR 10,243,183.00 retained earnings: EUR
298,208,024.00, distributable income: EUR 983,098,514.00 and the recommendations of the Board of Directors and resolves that the distributable income for the FY be appropriated as follows:
retained earnings: EUR 381,069,942.00, dividends: EUR
602,028,572.00 and receive a net dividend of EUR 2.25 per share, and will entitle to the 40% deduction provided by the French tax code, this dividend will be paid on 18 MAY 2009 as required By
Law, it is reminder that, for the last 3 FY's the dividends paid, were as follows: ordinary dividend: EUR 3.85 and EUR 0.38 for the loyalty dividend for FY 2005, dividends entitled to the 40%
deduction provided by the French Tax code ordinary dividend:
EUR 4.00 and EUR 0.40 for the loyalty dividend for FY 2006,
dividends entitled to the 40% deduction provided by the French
Tax Code ordinary dividend: EUR 2.25 and EUR 0.22 for the
loyalty dividend for FY 2007, dividends entitled to the 40%
deduction provided by the French Tax Code; A 10% dividend
increase, I.E EUR 0.22 per share of a par value EUR 5.50 is
granted to the registered shares existing on 31 DEC 2006 till 18
MAY 2009, this dividends is entitled to the 40% to deduction provided by the French Tax code; total amount of the dividend increase for the 67,969,494 shares registered existing on 31 DEC
2006 till 31 DEC 2008; EUR 14,953,289.00
			Management	For	For
O.4
Authorize the Board of Director's to buy back the Company's
shares on the open market, subject to the conditions described below: maximum purchase price: EUR 165.00 per share of a par value of EUR 5.50, maximum number of shares to be acquired:
10% of the share capital, I.E.26,092,234 shares, maximum funds invested in the share buybacks: EUR 4,305,218,610.00; [authority expires at the end of the 18- month period] it supersedes the fraction unused of the authorization granted by the ordinary shareholder's meeting of 07 MAY 2008; and to take all necessary measures and accomplish all necessary formalities
			Management	For	For

O.5	Approve the renews the a appointment of Mr. Thierry Desmarest as Director for a 4 year period		Management	For	For
O.6	Approve the renews the appointment of Mr. Alain Joly as Director for a 4 year period		Management	For	For
O.7	Approve the renews the appointment of Mr. Thierry Peugeot as Director for a 4 year period		Management	For	For
O.8	Receive the special report of the Auditors on agreement governed by Article L.225-38 of the French Commercial Code, regarding BNP PARIBAS approves said report and the agreement referred to therein		Management	For	For
O.9
Receive the special report of the Auditors on agreement governed by Articles L.225-38 and L.225-42-1 of the French Commercial
Code regarding Mr. Benoit Potier approves said report and the agreement referred to therein
			Management	For	For
O.10
Receive the special report of the Auditors on agreement governed by Articles L.225-38 and L.225-42-1 of the French Commercial
Code regarding Mr. Klaus Schmieder approves said report and
the agreement referred to therein
			Management	For	For
O.11
Receive the special report of the Auditors on agreement governed by Articles L.225-38 and L.225-42-1 of the French Commercial
Code regarding Mr. Pierre Dufour approves said report and the agreement referred to therein
			Management	For	For
E.12
Authorize the Board of Directors to reduce the Share Capital on 1 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with the authorization given by present shareholders and the ones dated
07 MAY 2008 and 09 MAY 2007, up to a maximum of 10 % of the
Share Capital over a 24 month period; [authority expires at the end of the 24-month period] it superseded the authorization
granted by the EGM of 07 MAY 2008 in its resolution number 14, and to take all necessary formal and accomplish all the formalities
			Management	For	For
E.13
Authorize the Board of Directors in 1 or more issues, with the issuance of subscription warrants in the event of a public
exchange offer, allocated free of charge to the Company's
shareholders, Consequently, to increase the capital by a
maximum nominal value of EUR 717,600,000.00, to take all
necessary measures and accomplish all necessary formalities,
[authority expires at the end of the 18-month period] and
supersedes the one granted by the EGM of 07 MAY 2008 in its
resolution number 15
			Management	For	For
E.14
Authorize the Board of Directors to increase on 1 or m ore
occasions, in France or Abroad, the share capital up to maximum nominal amount of EUR 350,000,000.00 by issuance, with the
shareholder's preferred subscription rights maintained of shares or securities given access to the capital, [authority given for a 26-
month period], it cancels and replaces all earlier authorization to the same effect, including that granted by the shareholder's meeting of 07 MAY 2008 in its resolution number 16, to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.15
Authorize the Board of Directors to increases the number of
securities to be issued in the event of a capital increase with shareholders preferential subscription rights maintained, at the same price as the initial issue, within 30 days of the closing of the subscription period and upto a maximum of 15% the initial issue, this amount shall count against the overall ceiling set forth in resolution number 14; [authority granted for a 26-month period]
			Management	For	For

E.16
Authorize the Board of Directors to increase the share capital, on
1 or more occasions, in favour of members of a Company or
group savings plan, [authority given for a 26- month period] and for a nominal amount that shall not exceed EUR 30,250,000.00,
I.E. a maximum of 5,500,000 shares , the amount of the capital increases carried out accordingly with the present resolution and the resolution number 17 shall not exceed EUR 30,250,000.00 the amount of the capital increase shall count against the overall value set forth in resolution number 14, to cancel the shareholders preferential subscription rights in favour of the beneficiaries above mentioned, to take all necessary measures and accomplish all necessary formalities this delegation supersedes the fraction unused of the one granted by the EGM 07 MAY 2008 in its
resolution number 19
			Management	For	For
E.17
Authorize the Board of Directors to increase on one or more
occasions, in France or Abroad, the share capital up to a
maximum nominal amount of EUR 30,250,000.00, by issuance, of ordinary shares, securities in favour of a category of beneficiaries, this amount shall count against the overall value set forth in resolution number 14; [authority has given for an 18 month
period], it supersedes the fraction unused of the delegation granted by EGM of 07 MAY 2008 in its resolution number 20 to take all necessary measures and accomplish all necessary
formalities
			Management	For	For
O.18	Grant authority to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	7779	0	21-Apr-2009	21-Apr-2009

STANDARD CHARTERED PLC
Security	G84228157		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	07-May-2009
ISIN	GB0004082847		Agenda	701867547 - Management
City	LONDON		Holding Recon Date	05-May-2009
Country	United Kingdom		Vote Deadline Date	24-Apr-2009
SEDOL(s)	0408284 - 6558484 - 7032039 - B02TBL2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the report and accounts		Management	For	For
2.	Declare a final dividend of 42.32 US Cents per ordinary share		Management	For	For
3.	Approve the Directors' remuneration report		Management	For	For
4.	Re-elect Mr. Jamie F. T. Dundas as a Non-Executive Director		Management	For	For
5.	Re-elect Mr. Rudolph H. P. Markham as a Non-Executive Director		Management	For	For
6.	Re-elect Ms. Ruth Markland as a Non-Executive Director		Management	For	For
7.	Re-elect Mr. Richard H. Meddings as an Executive Director		Management	For	For
8.	Re-elect Mr. John W. Peace as a Non-Executive Director		Management	For	For
9.	Elect Mr. Steve Bertamini who was appointed as an Executive Director		Management	For	For
10.	Elect Mr. John G. H. Paynter who was appointed as an Non- Executive Director		Management	For	For
11.	Re-appoint KPMG Audit Plc as the Auditors of the Company		Management	For	For
12.	Approve to set the Auditors' fees		Management	For	For
13.
Authorize the Company and its Subsidiaries to make EU Political
Donations to Political Parties or Independent Election Candidates,
to Political Organizations Other than Political Parties and Incur EU
Political Expenditure up to GBP 100,000
			Management	For	For
14.	Approve to increase the authorized share capital		Management	For	For
15.
Authorize the Board to issue equity with Rights up to GBP
316,162,105.50 [Relevant Authorities and Share Dividend
Scheme] and additional amount of GBP 632,324,211 [Rights
Issue] after deducting any securities issued under the relevant authorities and Share Dividend Scheme
			Management	For	For
16.
Approve to extend the Directors' authority to issue equity with pre-
emptive rights up to aggregate nominal amount of USD
189,697,263 pursuant to Paragraph A of Resolution 15 to include the shares repurchased by the Company under authority granted by Resolution 18
			Management	For	For
S.17	Grant authority for the issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of USD 47,424,315.50		Management	For	For
s.18	Grant authority to buyback 189,697,263 ordinary shares for market purchase		Management	For	For
s.19	Grant authority to buyback for market purchase of 477,500 Preference Shares of 5.00 US Cents and 195,285,000 Preference Shares of GBP 1.00		Management	For	For
s.20	Adopt the new Articles of Association		Management	For	For
s.21	Approve to call a general meeting other than AGM on not less than 14 clear days' notice		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF AND-AMOUNTS. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	53800	0	24-Apr-2009	24-Apr-2009

GOOGLE INC.
Security		38259P508		Meeting Type	Annual
Ticker Symbol		GOOG		Meeting Date	07-May-2009
ISIN		US38259P5089		Agenda	933017178 - Management
City				Holding Recon Date	10-Mar-2009
Country		United States		Vote Deadline Date	06-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	ERIC SCHMIDT			For	For
	2	SERGEY BRIN			For	For
	3	LARRY PAGE			For	For
	4	L. JOHN DOERR			For	For
	5	JOHN L. HENNESSY			For	For
	6	ARTHUR D. LEVINSON			For	For
	7	ANN MATHER			For	For
	8	PAUL S. OTELLINI			For	For
	9	K. RAM SHRIRAM			For	For
	10	SHIRLEY M. TILGHMAN			For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GOOGLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
03	APPROVAL OF AN AMENDMENT TO GOOGLE'S 2004 STOCK PLAN TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS A COMMON STOCK ISSUABLE UNDER THE PLAN BY 8,500,000.			Management	For	For
04	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTION DISCLOSURE.			Management	For	For
05	STOCKHOLDER PROPOSAL REGARDING INTERNET CENSORSHIP.			Shareholder	Against	For
06	STOCKHOLDER PROPOSAL REGARDING HEALTH CARE REFORM.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1		837	2297	0	30-Apr-2009	30-Apr-2009

FRESENIUS SE, BAD HOMBURG
Security	D27348123		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	08-May-2009
ISIN	DE0005785604		Agenda	701862648 - Management
City	FRANKFURT AM MAIN		Holding Recon Date	16-Apr-2009
Country	Germany		Vote Deadline Date	24-Apr-2009
SEDOL(s)	4332969 - 4352097 - B07J8S3 - B28H8N5		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 17 APR 2009, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2008 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289[4] and 315[4] of th-e German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distribution profit of EUR
201,810,242.67 as follows: payment of a dividend of EUR 0.70 per ordinary share payment of a dividend of EUR 0.71 per preference share EUR 88,161,179.56 shall be allocated to the revenue
reserves EUR 42,730.64 shall be carried forward ex-dividend and payable date: 11 MAY 2009
			Management	For	For
3.	Ratification of the Acts of the Board of Managing Directors		Management	For	For
4.	Ratification of the Acts of the Supervisory Board		Management	For	For
5.	Appointment of Auditors for the 2009 FY: KPMG AG, Berlin		Management	For	For
6.
Resolution on the creation of a new authorized capital I and the corresponding amendment to the Articles of Association the
existing authorized capital I shall be revoked, the Board of
Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
12,800,000 through t he issue of new ordinary and/or preferred shares against payment in cash, on or before 07 MAY 2014
[authorized capital I], shareholders shall be granted subscription rights except for residual amounts, holders of one class of shares may not subscribe to the other class of shares
			Management	For	For
7.
Resolution on the creation of a new authorized capital ii and the corresponding amendment to the Articles of Association, the
existing authorized capital II shall be revoked, the Board of
Managing Directs shall be authorize d, with the consent of the
Supervisory Board, to increase the Companys share capital by up to EUR 6,400,000 through the issue of new ordinary and/or
preferred shares against payment in cash and/or kind, on or
			Management	For	For

before 07 MAY 2014 [authorized capital II], shareholders shall be granted subscription rights except for residual amounts, for a capital increase against payment in cash if the new shares are issued at a price not materially below their market price, and for a capital increase against payment in kind in connection with
acquisitions, holders of one class of shares may not subscribe to the other class of shares

8.	Separate resolution of the preference shareholders on the creation of a new au-thorized capital I as per item 6		Non-Voting
9.	Separate resolution of the preference shareholders on the creation of a new au-thorized capital II as per item 7		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	7270	0	24-Apr-2009	24-Apr-2009

COLGATE-PALMOLIVE COMPANY
Security	194162103		Meeting Type	Annual
Ticker Symbol	CL		Meeting Date	08-May-2009
ISIN	US1941621039		Agenda	933010011 - Management
City			Holding Recon Date	09-Mar-2009
Country	United States		Vote Deadline Date	07-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: JOHN T. CAHILL		Management	For	For
1B	ELECTION OF DIRECTOR: JILL K. CONWAY		Management	For	For
1C	ELECTION OF DIRECTOR: IAN COOK		Management	For	For
1D	ELECTION OF DIRECTOR: ELLEN M. HANCOCK		Management	For	For
1E	ELECTION OF DIRECTOR: DAVID W. JOHNSON		Management	For	For
1F	ELECTION OF DIRECTOR: RICHARD J. KOGAN		Management	For	For
1G	ELECTION OF DIRECTOR: DELANO E. LEWIS		Management	For	For
1H	ELECTION OF DIRECTOR: J. PEDRO REINHARD		Management	For	For
1I	ELECTION OF DIRECTOR: STEPHEN I. SADOVE		Management	For	For
02	RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS COLGATE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
03	APPROVAL OF THE COLGATE-PALMOLIVE COMPANY 2009 EXECUTIVE INCENTIVE COMPENSATION PLAN.		Management	For	For
04	STOCKHOLDER PROPOSAL ON EXECUTIVE COMPENSATION ADVISORY VOTE.		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	10250	0	04-May-2009	04-May-2009

BUNGE LIMITED
Security	G16962105		Meeting Type	Annual
Ticker Symbol	BG		Meeting Date	08-May-2009
ISIN	BMG169621056		Agenda	933042892 - Management
City			Holding Recon Date	16-Mar-2009
Country	United States		Vote Deadline Date	07-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: OCTAVIO CARABALLO		Management	For	For
1B	ELECTION OF DIRECTOR: FRANCIS COPPINGER		Management	For	For
1C	ELECTION OF DIRECTOR: LARRY G. PILLARD		Management	For	For
1D	ELECTION OF DIRECTOR: ALBERTO WEISSER		Management	For	For
02
TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S
INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2009 AND TO AUTHORIZE THE AUDIT
COMMITTEE OF THE BOARD OF DIRECTORS TO
DETERMINE THE INDEPENDENT AUDITORS' FEES.
			Management	For	For
03	TO APPROVE THE BUNGE LIMITED 2009 EQUITY INCENTIVE PLAN.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	15470	0	04-May-2009	04-May-2009

ERSTE GROUP BANK AG, WIEN
Security	A19494102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-May-2009
ISIN	AT0000652011		Agenda	701913332 - Management
City	VIENNA		Holding Recon Date	08-May-2009
Country	Austria	Blocking	Vote Deadline Date	29-Apr-2009
SEDOL(s)	5289837 - 5369449 - 7440621 - B02Q7J3 - B28H192 - B2PWJ52		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the annual reports, reports of the Managing Board and Supervisory Board for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve to allocate the net income		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the actions of the Board of Directors and Supervisory Board for the FY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the remuneration of the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Elect the Auditor for 2010		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the purchase of own shares for the purpose of security trading		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the purchase of own shares for no designated purpose		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the purchase of own participation certificate for the purpose of security trading		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10	Approve the purchase of own participation certificate for no designated purpose		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Authorize the Management Board, with allowance of the Supervisory Board to purchase convertible bonds within the next 5 years, due amendment of the paragraph 8.4 of the Company charter		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Approve to increase the Company capital up to EUR 124,700.000 due paragraph 6.2 of the Company charter		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Amend the Paragraphs 13.4, 15.3, 16.2.3, 15.4, 16.2.4, 16.3.4, 16.3.7 and 26 of the Company charter		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	11700	0	23-Apr-2009	23-Apr-2009

3M COMPANY
Security	88579Y101		Meeting Type	Annual
Ticker Symbol	MMM		Meeting Date	12-May-2009
ISIN	US88579Y1010		Agenda	933025985 - Management
City			Holding Recon Date	13-Mar-2009
Country	United States		Vote Deadline Date	11-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: LINDA G. ALVARADO		Management	For	For
1B	ELECTION OF DIRECTOR: GEORGE W. BUCKLEY		Management	For	For
1C	ELECTION OF DIRECTOR: VANCE D. COFFMAN		Management	For	For
1D	ELECTION OF DIRECTOR: MICHAEL L. ESKEW		Management	For	For
1E	ELECTION OF DIRECTOR: W. JAMES FARRELL		Management	For	For
1F	ELECTION OF DIRECTOR: HERBERT L. HENKEL		Management	For	For
1G	ELECTION OF DIRECTOR: EDWARD M. LIDDY		Management	For	For
1H	ELECTION OF DIRECTOR: ROBERT S. MORRISON		Management	For	For
1I	ELECTION OF DIRECTOR: AULANA L. PETERS		Management	For	For
1J	ELECTION OF DIRECTOR: ROBERT J. ULRICH		Management	For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
03	STOCKHOLDER PROPOSAL ON SPECIAL MEETINGS.		Shareholder	Against	For
04	STOCKHOLDER PROPOSAL ON THE VESTING OF STOCK OPTIONS AND AWARDS.		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	13470	0	06-May-2009	06-May-2009

LI & FUNG LTD
Security	G5485F144		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-May-2009
ISIN	BMG5485F1445		Agenda	701890104 - Management
City	HONG KONG		Holding Recon Date	05-May-2009
Country	Bermuda		Vote Deadline Date	01-May-2009
SEDOL(s)	4458252 - 6286257 - B01DLN7 - B175XC7		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive and adopt the Audited Consolidated Accounts and reports of the Directors and the Auditors for the YE 31 DEC 2008		Management	For	For
2.	Declare a final dividend of 33 HK cents per share in respect of the YE 31 DEC 2008		Management	For	For
3.a	Re-elect Professor Franklin Warren McFarlan as a Director		Management	For	For
3.b	Re-elect Mr. Spencer Theodore Fung as a Director		Management	For	For
3.c	Re-elect Mr. Martin Tang Yue Nien as a Director		Management	For	For
4.
Approve the remuneration of all the Directors [including the Non-
executive Directors] and the Chairman of the Board of Directors
shall be fixed at HKD 80,000 and HKD 200,000 respectively for the YE 31 DEC 2009 and each subsequent financial year until the
Company in general meeting otherwise determines; and additional remuneration shall be payable to the Non-executive Directors who serve on the Board committees of the Company and such
remuneration be fixed at the levels as shown in the following table for the YE 31 DEC 2009 and each subsequent FY until the
Company in general meeting otherwise determines: Audit
Committee: Chairman HKD 140,000 Member HKD 60,000
Compensation Committee: Chairman HKD 80,000 Member HKD
30,000 Nomination Committee: Chairman HKD 80,000 Member
HKD 30,000
			Management	For	For
5.	Re-appoint PricewaterhouseCoopers as the Auditors and to authorize the Board of Directors to fix their remuneration		Management	For	For
6.
Authorize the Directors of the Company during the relevant period of all the powers of the Company to purchase shares of the
Company be generally and unconditionally approved; approve the aggregate nominal amount of shares which may be purchased on
The Stock Exchange of Hong Kong Limited or any other stock
exchange recognized for this purpose by the Securities and
Futures Commission of Hong Kong and The Stock Exchange of
Hong Kong Limited under the Hong Kong Code on share
repurchases shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited
accordingly; [Authority expires earlier at the conclusion of the next
AGM of of the Company is required by the Companies Act 1981 of
Bermuda [as amended] to be held]
			Management	For	For
7.
Authorize the Directors of the Company during the relevant period of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such powers be generally and unconditionally
approved; authorize the Directors of the Company during the
relevant period to make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the
Directors of the Company, otherwise than pursuant to (i) a Rights
Issue; (ii) the exercise of options granted under any share option scheme adopted by the Company or (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Bye-laws of the Company, shall not exceed the aggregate of (aa) 20% of the aggregate of the nominal amount of the share capital of the Company in issue on the date of this resolution, provided that the aggregate nominal amount of the share capital so allotted [or so agreed conditionally or
unconditionally to be allotted] pursuant to this resolution solely for cash and unrelated to any asset acquisition shall not exceed 10%
of the aggregate of nominal amount of the share capital of the
Company in issue on the date of passing this resolution, plus (bb)
[if the Directors of the Company are so authorized by a separate ordinary resolution of the shareholders of the Company] the
nominal amount of share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of this resolution], and the said approval shall be limited accordingly;
[Authority expires earlier at the conclusion of the Company is required by the Companies Act 1981 of Bermuda [as amended] to be held]
			Management	Against	Against

Comments-We choose to vote against this item because the issuance of shares without pre-emptive rights in excess of 10% is against our policy.
8.	Authorize the Directors of the Company to exercise the powers of the Company set out as Resolution 7 in the notice of this meeting in respect of the share capital of the Company as specified		Management	Against	Against
Comments-We choose to vote against this item because the issuance of shares without pre-emptive rights in excess of 10% is against our policy.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-.IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	397800	0	30-Apr-2009	30-Apr-2009

LVMH MOET HENNESSY LOUIS VUITTON, PARIS
Security	F58485115		Meeting Type	MIX
Ticker Symbol			Meeting Date	14-May-2009
ISIN	FR0000121014		Agenda	701888767 - Management
City	PARIS		Holding Recon Date	07-May-2009
Country	France		Vote Deadline Date	01-May-2009
SEDOL(s)	2731364 - 4061412 - 4061434 - 4067119 - 4617439 - B043D61 - B0B24M4 - B10LQS9 - B1P1HX6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
O.1	Approve the financial statements and statutory reports		Management	For	For
O.2	Approve to accept the consolidated financial statements and statutory reports		Management	For	For
O.3	Approve the Auditors' special report regarding related-party transactions		Management	For	For
O.4	Approve the allocation of income and dividends of EUR 1.60 per share		Management	For	For
O.5	Re-elect Mr. Antoine Arnault as a Director		Management	For	For
O.6	Re-elect Mr. Antoine Bernheim as a Director		Management	For	For
O.7	Re-elect Mr. Albert Frere as a Director		Management	For	For
O.8	Re-elect Mr. Pierre Gode as a Director		Management	For	For
O.9	Re-elect Mr. Lord Powell of Bayswater as a Director		Management	For	For
O.10	Elect Mr. Yves-Thilbaut De Silguy as a Director		Management	For	For
O.11	Grant authority to repurchase of up to 10% of issued share capital		Management	For	For
E.12	Approve the reduction in share capital via cancellation of repurchased shares		Management	For	For
E.13	Grant authority the issuance of equity or equity-linked securities with preemptive rights up to aggregate nominal amount of EUR 50 million		Management	For	For
E.14
Grant authority the issuance of equity or equity-linked securities without preemptive rights up to aggregate nominal amount of EUR
50 million, with the possibility not to offer them to the public for an amount representing 20% per year
			Management	Against	Against
Comments-We choose to vote against this item because issuance of shares without pre-emptive rights in excess of 10% shares outstanding is against our policy
E.15
Approve the frame of the issuances to be decided by virtue of
Resolutions 13 and 14, to increase the number of securities to be issued set forth in the issuance, in the event of an excess
demand, may be increased within the limit of the ceiling set forth in the said resolutions
			Management	For	For

E.16
Authorize the Board of Directors to issue shares or any securities giving access to the Company's share capital, or giving right, in the case where the equity issued is a share, to the debt securities, in consideration for securities tendered in a public exchange offer concerning the shares of another Company; [Authority expires for a 26-month period]; the maximal nominal amount of capital
increases to be carried out under this delegation of authority shall not exceed EUR 50,000,000.00; the nominal amount of all capital increase carried out, or to be carried out under the delegations of the Resolutions 13, 14 and, or 17 shall count against the overall value set forth in the present delegation; to take all necessary measures and accomplish all necessary formalities; this
authorization supersedes the 1 granted by the combined
shareholders' meeting of 10 MAY 2007
			Management	For	For
E.17
Authorize the Board of Directors to increase, on 1 and more
occasions, the share capital, up to 10% of the share capital, by way of issuing shares or securities giving access to the capital or giving right, in the case where the first equity issued is a share, to a debt security, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital; [Authority expires for a
26-month]; to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the 1 granted by the shareholders' meeting 10 MAY 2007
			Management	For	For
E.18
Authorize the Board of Directors to grant, in 1 or more
transactions, in favor of employees or executives of the Company and related Companies, options giving the right either to subscribe for new shares in the Company to be issued through a share
capital increase, or to purchase existing shares purchased by the
Company, it being provided that the options shall not give rights to a total numbers of shares, which shall exceed 3% of the share capital; [Authority expires for a 38-month period]; to take all necessary measures and accomplish all necessary formalities;
this authorization supersedes the 1 granted by the shareholders'
meeting of 11 MAY 2006
			Management	For	For
E.19
Authorize the Board of Directors to increase the capital on 1 or more occasions, in France or abroad, by a maximum nominal
amount which shall not exceed 3% of the share capital, in favor of employees of the Company and related Companies, who are
members of the Company Savings Plan; [Authority expires for a
26-month period]; to take all necessary measures and accomplish all necessary formalities; the shareholders' meeting decided to cancel the shareholders' preferential subscription rights in favor of the said employees; this authorization supersedes the 1 granted by the combined shareholders' meeting of 15 MAY 2008
			Management	For	For
E.20
Amend item 2 of Articles 11 'Board of Directors' and 23 'General
Meetings' of the By-Laws in order to take into account the new
Clauses in accordance with the Law 2008-776 of 04 AUG 2008,
know as the French Act of Economy Modernization
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	5984	0	30-Apr-2009	30-Apr-2009

THE CHARLES SCHWAB CORPORATION
Security	808513105		Meeting Type	Annual
Ticker Symbol	SCHW		Meeting Date	14-May-2009
ISIN	US8085131055		Agenda	933022636 - Management
City			Holding Recon Date	16-Mar-2009
Country	United States		Vote Deadline Date	13-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: NANCY H. BECHTLE		Management	For	For
1B	ELECTION OF DIRECTOR: WALTER W. BETTINGER II		Management	For	For
1C	ELECTION OF DIRECTOR: C. PRESTON BUTCHER		Management	For	For
02	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS		Shareholder	Against	For
03	STOCKHOLDER PROPOSAL REGARDING DEATH BENEFITS		Shareholder	Against	For
04	STOCKHOLDER PROPOSAL REGARDING CORPORATE EXECUTIVE BONUS PLAN		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	22400	0	08-May-2009	08-May-2009

SAP AG
Security	803054204		Meeting Type	Annual
Ticker Symbol	SAP		Meeting Date	19-May-2009
ISIN	US8030542042		Agenda	933056889 - Management
City			Holding Recon Date	26-Mar-2009
Country	Germany		Vote Deadline Date	07-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
02	RESOLUTION ON THE APPROPRIATION OF THE RETAINED EARNINGS OF THE FISCAL YEAR 2008		Management	For	Management did not provide a recommendation
03	RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS OF THE EXECUTIVE BOARD IN THE FISCAL YEAR 2008		Management	For	Management did not provide a recommendation
04	RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS OF THE SUPERVISORY BOARD IN THE FISCAL YEAR 2008		Management	For	Management did not provide a recommendation
05	APPOINTMENT OF THE AUDITOR OF THE FINANCIAL STATEMENTS AND GROUP FINANCIAL STATEMENTS FOR THE FISCAL YEAR 2009		Management	For	Management did not provide a recommendation
06
RESOLUTION ON AUTHORIZATION TO ACQUIRE AND USE
TREASURY SHARES PURSUANT TO SECTION 71 (1) NO. 8
OF GERMAN STOCK CORPORATION ACT (AKTIENGESETZ;
AKTG), WITH POSSIBLE EXCLUSION OF SHAREHOLDERS'
SUBSCRIPTION RIGHTS & POTENTIAL RIGHTS TO OFFER
SHARES
			Management	For	Management did not provide a recommendation
07
RESOLUTION ON THE AMENDMENT OF SECTION 19 OF THE
ARTICLES OF INCORPORATION TO REFLECT THE GERMAN
ACT IMPLEMENTING THE SHAREHOLDERS' RIGHTS
DIRECTIVE (GESETZ ZUR UMSETZUNG DER
AKTIONARSRICHTLINIE; ARUG)
			Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	9880	0	04-May-2009	04-May-2009

MEDCO HEALTH SOLUTIONS, INC.
Security	58405U102		Meeting Type	Annual
Ticker Symbol	MHS		Meeting Date	21-May-2009
ISIN	US58405U1025		Agenda	933037358 - Management
City			Holding Recon Date	26-Mar-2009
Country	United States		Vote Deadline Date	20-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: CHARLES M. LILLIS		Management	For	For
1B	ELECTION OF DIRECTOR: WILLIAM L. ROPER		Management	For	For
1C	ELECTION OF DIRECTOR: DAVID D. STEVENS		Management	For	For
02	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE 2009 FISCAL YEAR		Management	For	For
03	APPROVAL OF EXECUTIVE ANNUAL INCENTIVE PLAN		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	8268	0	15-May-2009	15-May-2009

GENZYME CORPORATION
Security	372917104		Meeting Type	Annual
Ticker Symbol	GENZ		Meeting Date	21-May-2009
ISIN	US3729171047		Agenda	933056132 - Management
City			Holding Recon Date	31-Mar-2009
Country	United States		Vote Deadline Date	20-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	RE-ELECTION OF DIRECTOR: DOUGLAS A. BERTHIAUME		Management	For	For
1B	RE-ELECTION OF DIRECTOR: GAIL K. BOUDREAUX		Management	For	For
1C	RE-ELECTION OF DIRECTOR: ROBERT J. CARPENTER		Management	For	For
1D	RE-ELECTION OF DIRECTOR: CHARLES L. COONEY		Management	For	For
1E	RE-ELECTION OF DIRECTOR: VICTOR J. DZAU		Management	For	For
1F	RE-ELECTION OF DIRECTOR: SENATOR CONNIE MACK III		Management	For	For
1G	RE-ELECTION OF DIRECTOR: RICHARD F. SYRON		Management	For	For
1H	RE-ELECTION OF DIRECTOR: HENRI A. TERMEER		Management	For	For
02	A PROPOSAL TO AMEND THE 2004 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR ISSUANCE UNDER THE PLAN BY 2,500,000 SHARES.		Management	For	For
03	A PROPOSAL TO APPROVE THE 2009 EMPLOYEE STOCK PURCHASE PLAN.		Management	For	For
04	A PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF INDEPENDENT AUDITORS FOR 2009.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	7050	0	15-May-2009	15-May-2009

EXXON MOBIL CORPORATION
Security		30231G102		Meeting Type	Annual
Ticker Symbol		XOM		Meeting Date	27-May-2009
ISIN		US30231G1022		Agenda	933046965 - Management
City				Holding Recon Date	06-Apr-2009
Country		United States		Vote Deadline Date	26-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	M.J. BOSKIN			For	For
	2	L.R. FAULKNER			For	For
	3	K.C. FRAZIER			For	For
	4	W.W. GEORGE			For	For
	5	R.C. KING			For	For
	6	M.C. NELSON			For	For
	7	S.J. PALMISANO			For	For
	8	S.S REINEMUND			For	For
	9	R.W. TILLERSON			For	For
	10	E.E. WHITACRE, JR.			For	For
02	RATIFICATION OF INDEPENDENT AUDITORS (PAGE 50)			Management	For	For
03	CUMULATIVE VOTING (PAGE 51)			Shareholder	For	Against
Comments-We are voting in favor of cumulative voting because we believe it is beneficial to shareholders.
04	SPECIAL SHAREHOLDER MEETINGS (PAGE 53)			Shareholder	Against	For
05	INCORPORATE IN NORTH DAKOTA (PAGE 54)			Shareholder	Against	For
06	BOARD CHAIRMAN AND CEO (PAGE 55)			Shareholder	Against	For
07	SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 57)			Shareholder	Against	For
08	EXECUTIVE COMPENSATION REPORT (PAGE 59)			Shareholder	Against	For
09	CORPORATE SPONSORSHIPS REPORT (PAGE 60)			Shareholder	Against	For
10	AMENDMENT OF EEO POLICY (PAGE 62)			Shareholder	Against	For
11	GREENHOUSE GAS EMISSIONS GOALS (PAGE 63)			Shareholder	Against	For
12	CLIMATE CHANGE AND TECHNOLOGY REPORT (PAGE 65)			Shareholder	Against	For
13	RENEWABLE ENERGY POLICY (PAGE 66)			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1		837	11190	0	20-May-2009	20-May-2009

CHINA MERCHANTS HLDGS INTL CO LTD
Security	Y1489Q103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Jun-2009
ISIN	HK0144000764		Agenda	701934184 - Management
City	HONG KONG		Holding Recon Date	26-May-2009
Country	Hong Kong		Vote Deadline Date	25-May-2009
SEDOL(s)	5387719 - 6416139 - B01XX53		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.		Non-Voting
1.	Receive and approve the audited consolidated financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2008		Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2008		Management	For	For
3.i	Re-elect Dr. Fu Yuning as a Director		Management	For	For
3.ii	Re-elect Mr. Hu Zheng as a Director		Management	For	For
3.iii	Re-elect Mr. Meng Xi as a Director		Management	For	For
3.iv	Re-elect Mr. Yu Liming as a Director		Management	For	For
3.v	Re-elect Mr. Kut Ying Hay as a Director		Management	For	For
3.vi	Authorize the Board to fix the remuneration of the Directors		Management	For	For
4.	Re-appoint the Auditors and authorize the Board to fix their remuneration		Management	For	For
5.A
Authorize the Directors of the Company, subject to this resolution and pursuant to section 57B of the Companies Ordinance, as
specified of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company or securities convertible into such shares or options, warrants or similar rights to subscribe for any shares in the Company and to make or grant offers, agreements and options which might require the exercise of such power be generally and unconditionally approved during and after the end of the Relevant Period, the aggregate nominal amount of share capital allotted or agreed [whether pursuant to an option or otherwise] by the Directors of the Company pursuant to the approval in paragraph (a) of this Resolution, otherwise than pursuant to (i) a rights issue [as specified]; (ii) the exercise of rights of subscription or conversion under the terms of any
warrants issued by the Company or any securities which are
convertible into shares of the Company; (iii) any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company; or (iv)
any scrip dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of
Association of the Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is
required by the Articles of Association of the Company or any
applicable law to be held]
			Management	Against	Against
Comments-We are voting against this item because it is against our pilcy to approve the issuance of shares without pre emptive rights in excess of 10% shares outstanding
5.B
Authorize the Directors of the Company, subject to this resolution, to repurchase its own shares on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or any other Stock Exchange on which the securities of the Company may be listed and
recognized by the securities and futures commission and the
Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the rules
governing the listing of securities on the Stock Exchange of Hong
Kong Limited [Listing Rules] or of any other Stock Exchange as amended from time to time, during relevant period, shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this
resolution and the said approval shall be limited accordingly; and
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM of the Company is required by the Articles of Association of the Company or any applicable law to be held]
			Management	For	For

5.C
Approve, conditional upon Resolutions 5.A and 5.B as specified, the aggregate nominal amount of the number of shares in the
capital of the Company which are repurchased by the Company
under the authority granted to the Directors of the Company as specified in Resolution Number 5.B as specified in the notice convening this meeting shall be added to the aggregate nominal amount of share capital that may be allotted or agreed
conditionally or unconditionally to be allotted by the Directors of the Company pursuant to Resolution 5.A as specified, provided that the amount of share capital repurchased by the Company
shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of the passing of this resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	342000	0	14-May-2009	14-May-2009

WPP PLC, JERSEY
Security	G9787K108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Jun-2009
ISIN	JE00B3DMTY01		Agenda	701936049 - Management
City	DUBLIN		Holding Recon Date	29-May-2009
Country	Jersey		Vote Deadline Date	26-May-2009
SEDOL(s)	B3DMTY0 - B3DQ8G7 - B3FMR88		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Receive, and if approved, adopt the Company's accounts for the
FYE 31 DEC 2008 together with the Directors' report, the
Directors' remuneration report and the Auditors' report on those accounts and the auditable part of the remuneration report
			Management	For	For
2.	Approve the WPP Directors' remuneration report set out in the report of the Compensation Committee contained in the 2008 report and accounts		Management	For	For
3.	Re-elect Mr. Colin Day as a Director		Management	For	For
4.	Re-elect Ms. Lubna Olayan as a Director		Management	For	For
5.	Re-elect Mr. Jeffrey Rosen as a Director		Management	For	For
6.	Re-elect Ms. Esther Dyson as a Director		Management	For	For
7.	Re-elect Mr. John Quelch as a Director		Management	For	For
8.	Re-elect Mr. Stanley [Bud] Morten as a Director		Management	For	For
9.
Re-appoint Deloitte LLP as the Auditors of the Company to hold office from the conclusion of the AGM to the conclusion to the next
AGM of the Company and authorize the Directors to determine
their remuneration
			Management	For	For
10.
Authorize the Board of Directors, in accordance with Article 6 of the Company's Articles of Association, to allot relevant securities
[as defined in the Company's Articles of Association] up to a maximum nominal amount of GBP 45,985,690; [Authority expires on 01 JUN 2014]; and the Board of Directors may allot relevant securities pursuant to such offer or agreement as if the authority conferred on them had not expired
			Management	For	For
S.11
Authorize the Company, for the purpose of Article 57 of the Jersey
Law, to make one or more market purchases of 125,294,634
shares representing of the Company's issued share capital at a minimum price [exclusive of expenses] of 10 pence per share and a maximum price [exclusive of expenses] of an amount equal to
105% above the average of the  Middle Market quotations for the ordinary shares as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately preceding the day on which the Company makes the market purchase and the
amount stipulated by Article 5(1) of the buyback and stabilization regulation 2003[exclusive of expense [if any] payable by the
Company]; [Authority expires the earlier of the conclusion of the next AGM of the Company held on 2010 or 01 SEP 2010]; and the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry; and, pursuant to Articles 58A of the Companies
[Jersey] Law 1991, and if approved by the Directors, to hold as treasury shares any ordinary shares purchased pursuant to the authority conferred by this resolution
			Management	For	For
S.12
Authorize the Board of Directors, in accordance with Article 8 of the Company's Articles of Association, to allot equity securities [as defined in the Company's Articles of Association] wholly for cash
[including in connection with a rights issue [as defined in the
Company's Articles of Association]], as if Article 7 of the
Company's Articles of Association did not apply, provided that, for the purposes of paragraph (1)(b) of Article 8 only, the aggregate nominal amount to which this authority is limited is GBP
6,276,908; [Authority shall expire on 01 June 2014]; and the
Board of Directors may allot equity securities pursuant to such offer or agreement as if the authority conferred on them hereby had not expired
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	71970	0	20-May-2009	20-May-2009

WPP PLC, JERSEY
Security	G9787K108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		02-Jun-2009
ISIN	JE00B3DMTY01		Agenda		701965165 - Management
City	DUBLIN		Holding Recon Date		29-May-2009
Country	Jersey		Vote Deadline Date		26-May-2009
SEDOL(s)	B3DMTY0 - B3DQ8G7 - B3FMR88		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the WPP Plc Leadership Equity Acquisition Plan III [Leap III]		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	71970	0	21-May-2009	21-May-2009

DASSAULT SYSTEMES SA, VELIZY VILLACOUBLAY
Security	F2457H100		Meeting Type	MIX
Ticker Symbol			Meeting Date	09-Jun-2009
ISIN	FR0000130650		Agenda	701902101 - Management
City	VILLACOUBLAY		Holding Recon Date	03-Jun-2009
Country	France		Vote Deadline Date	27-May-2009
SEDOL(s)	4617365 - 5090868 - 5330047 - 5942936 - B02PS42 - B0ZGJJ4		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D ""AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST" VOTE.		Non-Voting
O.1	Approve the unconsolidated accounts of the FY		Management	For	For
O.2	Approve the consolidated accounts of the FY		Management	For	For
O.3	Approve the distribution of profits		Management	For	For
O.4	Approve the regulated agreements		Management	For	For
O.5	Approve the regulated agreements concluded between Company and Mr. Bernard Charles		Management	For	For
O.6	Appoint the temporary Statutory Auditors		Management	For	For
O.7	Ratify the headquarters' transfer		Management	For	For
O.8	Grant authority to acquire the Company's shares		Management	For	For
E.9	Authorize the Board of Directors to reduce the share capital by cancellation of repurchased shares within the framework of a shares repurchase program		Management	For	For
E.10	Approve the modification of the Article 14-2 of the statutes		Management	For	For
E.11
Authorize the Board of Directors in order to increase capital by issuing shares or securities giving access to the Company's
capital and to issue securities giving right to the allocation of securities, with maintenance of preferential subscription rights of shareholders
			Management	For	For
E.12
Authorize the Board of Directors in order to increase capital by issuing shares or securities giving access to the Company's
capital and to issue securities giving right to the allocation of securities, without preferential subscription rights of shareholders
			Management	For	For
E.13	Authorize the Board of Directors in order to increase the number of securities to be issued, in case of a capital increase, with or without preferential subscription rights		Management	For	For
E.14	Authorize the Board of Directors in order to increase capital by incorporation o reserves, profits or premiums		Management	For	For
E.15	Authorize the Board of Directors in order to increase capital, within the limit of 10% in order to remunerate contributions in kind		Management	For	For
E.16	Authorize the Board of Directors in order to increase share capital, for the benefits of a Company Savings Plan's Members		Management	For	For

EO.17	Powers for formalities		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	12850	0	22-May-2009	22-May-2009

STAPLES, INC.
Security	855030102		Meeting Type	Annual
Ticker Symbol	SPLS		Meeting Date	09-Jun-2009
ISIN	US8550301027		Agenda	933069759 - Management
City			Holding Recon Date	13-Apr-2009
Country	United States		Vote Deadline Date	08-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: BASIL L. ANDERSON		Management	For	For
1B	ELECTION OF DIRECTOR: ARTHUR M. BLANK		Management	For	For
1C	ELECTION OF DIRECTOR: MARY ELIZABETH BURTON		Management	For	For
1D	ELECTION OF DIRECTOR: JUSTIN KING		Management	For	For
1E	ELECTION OF DIRECTOR: CAROL MEYROWITZ		Management	For	For
1F	ELECTION OF DIRECTOR: ROWLAND T. MORIARTY		Management	For	For
1G	ELECTION OF DIRECTOR: ROBERT C. NAKASONE		Management	For	For
1H	ELECTION OF DIRECTOR: RONALD L. SARGENT		Management	For	For
1I	ELECTION OF DIRECTOR: ELIZABETH A. SMITH		Management	For	For
1J	ELECTION OF DIRECTOR: ROBERT E. SULENTIC		Management	For	For
1K	ELECTION OF DIRECTOR: VIJAY VISHWANATH		Management	For	For
1L	ELECTION OF DIRECTOR: PAUL F. WALSH		Management	For	For
02	TO APPROVE AN AMENDMENT TO STAPLES' AMENDED AND RESTATED 1998 EMPLOYEE STOCK PURCHASE PLAN INCREASING THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE FROM 15,750,000 TO 22,750,000.		Management	For	For
03	TO APPROVE AN AMENDMENT TO STAPLES' AMENDED AND RESTATED INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN INCREASING THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE FROM 1,275,000 TO 2,775,000.		Management	For	For
04	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF ERNST & YOUNG LLP AS STAPLES' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.		Management	For	For
05	TO ACT ON A SHAREHOLDER PROPOSAL REGARDING THE REINCORPORATION OF STAPLES, INC. IN NORTH DAKOTA.		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	55710	0	27-May-2009	27-May-2009

SONOVA HLDG AG
Security	H8024W106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	CH0012549785		Agenda	701964872 - Management
City	ZURICH		Holding Recon Date	04-Jun-2009
Country	Switzerland	Blocking	Vote Deadline Date	27-May-2009
SEDOL(s)	7156036 - B02HYL7 - B02VBW9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-525712, INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER T-HE CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
Non-Voting
1.	Approve the annual report, the consolidated financial statements, and the financial statements of Sonova Holding AG for 2008/2009 and acknowledgment of the reports of the Statutory Auditor		Management	For	For
2.	Approve the appropriation of the balance profit		Management	For	For
3.	Grant discharge to the Members of the Board of Directors and the Management		Management	For	For
4.1.1	Re-elect Mr. Andy Rihs to the Board of Directors		Management	For	For
4.1.2	Re-elect Mr. William D. Dearstyne to the Board of Directors		Management	For	For
4.1.3	Re-elect Dr. Michael Jacobi to the Board of Directors		Management	For	For
4.1.4	Re-elect Mr. Robert F. Spoerry to the Board of Directors		Management	For	For
4.2.1	Elect Mr. Anssi Vanjoki to the Board of Directors		Management	For	For
4.2.2	Elect Mr. Ronald van der Vis to the Board of Directors		Management	For	For
4.2.3	Elect Dr. Valentin Chapero Rueda to the Board of Directors		Management	For	For
5.	Elect PricewaterhouseCoopers AG, Zurich as the Statutory Auditor		Management	For	For
6.	Approve to create an authorized capital of CHF 165,576 [amendment of Article 5 of the Articles of Association]		Management	For	For
7.	Approve the capital reduction owing to the share buy-back program [amendment of Article 3 of the Articles of Association]		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	7780	0	26-May-2009	26-May-2009

JSR CORPORATION
Security	J2856K106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Jun-2009
ISIN	JP3385980002		Agenda	701965343 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	14-Jun-2009
SEDOL(s)	5716324 - 6470986 - B01F3D7 - B1CDG38		Quick Code	41850
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.	Approve Appropriation of Retained Earnings		Management	For	For
2.
Amend Articles to : Change Company's Location to Minato-ku,
Approve Minor Revisions Related to Dematerialization of Shares
and the other Updated Laws and Regulaions, Allow Board to
Make Rules Governing Exercise of Shareholders' Rights
			Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
4.1	Appoint a Corporate Auditor		Management	For	For
4.2	Appoint a Corporate Auditor		Management	For	For
4.3	Appoint a Corporate Auditor		Management	For	For
5.	Approve Payment of Bonuses to Directors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	29700	0	09-Jun-2009	09-Jun-2009

KEYENCE CORPORATION
Security	J32491102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	JP3236200006		Agenda	701997059 - Management
City	OSAKA		Holding Recon Date	20-Mar-2009
Country	Japan		Vote Deadline Date	08-Jun-2009
SEDOL(s)	5998735 - 6490995 - B02HPZ8		Quick Code	68610
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Expand Business Lines, Adopt Restriction to the Rights for Odd-Lot Shares		Management	For	For
3.1	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.2	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.3	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.4	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.5	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.6	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
4	Appoint a Substitute Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	4760	0	09-Jun-2009	09-Jun-2009

SO-NET M3,INC.
Security	J7618C102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Jun-2009
ISIN	JP3435750009		Agenda	701996401 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	10-Jun-2009
SEDOL(s)	B02K2M3 - B037643		Quick Code	24130
Item	Proposal		Type	Vote	For/Against Management
1.1	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.2	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.3	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.4	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.5	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.6	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.7	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
2	Appoint a Corporate Auditor		Management	For	For
3
Amend Articles to: Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated Laws and
Regulations, Allow Board to Make Rules Governing Exercise of
Shareholders' Rights, Change Official Company Name to M3, Inc.,
Expand Business Lines
			Management	For	For
4	Allow Board to Authorize Use of Stock Option Plan		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	131	0	10-Jun-2009	10-Jun-2009

TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209		Meeting Type	Annual
Ticker Symbol	TEVA		Meeting Date	22-Jun-2009
ISIN	US8816242098		Agenda	933094384 - Management
City			Holding Recon Date	13-May-2009
Country	United States		Vote Deadline Date	11-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE BOARD OF DIRECTORS'
RECOMMENDATION THAT THE CASH DIVIDEND FOR THE
YEAR ENDED DECEMBER 31, 2008, WHICH WAS PAID IN
FOUR INSTALLMENTS AND AGGREGATED NIS 1.95
(APPROXIMATELY US$0.525, ACCORDING TO THE
APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE
(OR ADS), BE DECLARED FINAL.
			Management	For	For
2A	ELECTION OF DIRECTOR: DR. PHILLIP FROST		Management	For	For
2B	ELECTION OF DIRECTOR: ROGER ABRAVANEL		Management	For	For
2C	ELECTION OF DIRECTOR: PROF. ELON KOHLBERG		Management	For	For
2D	ELECTION OF DIRECTOR: PROF. YITZHAK PETERBURG		Management	For	For
2E	ELECTION OF DIRECTOR: EREZ VIGODMAN		Management	For	For
03
TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF
PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM UNTIL THE 2010 ANNUAL MEETING OF
SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF
DIRECTORS TO DETERMINE THEIR COMPENSATION
PROVIDED SUCH COMPENSATION IS ALSO APPROVED BY
THE AUDIT COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	13700	0	09-Jun-2009	09-Jun-2009

QIAGEN NV
Security	N72482107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jun-2009
ISIN	NL0000240000		Agenda	701976081 - Management
City	VENLO		Holding Recon Date	11-May-2009
Country	Netherlands		Vote Deadline Date	10-Jun-2009
SEDOL(s)	2437907 - 5732825 - 5972698 - B2901V2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.		Non-Voting
1.	Opening		Non-Voting
2.	To Managing Board report for the YE 31 DEC 2008		Non-Voting
3.	To Supervisory Board report on the Company's annual accounts [the 'annual acco-unts'] for FY 2008		Non-Voting
4.	Adopt the annual accounts for FY 2008		Management	For	For
5.	To reservation and dividend policy		Non-Voting
6.	Approve the performance of the Managing Board during FY 2008, including a discharge from liability with respect to the exercise of their duties during FY 2008		Management	For	For
7.	Approve the performance of the Supervisory Board during FY 2008, including a discharge from liability with respect to the exercise of their duties during FY 2008		Management	For	For
8.A	Re-appoint Prof. Dr. Detlev Riesner as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.B	Re-appoint Dr. Werner Brandt as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.C	Re-appoint Dr. Metin Colpan as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.D	Re-appoint Mr. Erik Hornnaess as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.E	Re-appoint Prof. Dr. Manfred Karobath as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.F	Re-appoint Mr. Heino von Prondzynski as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.A	Re-appoint Mr. Peer Schatz as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.B	Re-appoint Mr. Roland Sackers as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.C	Re-appoint Dr. Joachim Schorr as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.D	Re-appoint Mr. Bernd Uder as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
10.	Re-appoint Ernst & Young Accountants as the Auditors of the Company for the FYE 31 DEC 2009		Management	For	For
11.	Authorize the Managing Board, until 24 DEC 2010, to acquire shares in the Company's own share capital		Management	For	For
12.	Questions		Non-Voting
13.	Closing		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB1	50P	27278	0	08-Jun-2009	08-Jun-2009

NOMURA HOLDINGS, INC.
Security	J59009159		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Jun-2009
ISIN	JP3762600009		Agenda	701979900 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	23-Jun-2009
SEDOL(s)	4601045 - 4644879 - 6643108 - 6650487 - B02JR69 - B0CRGP5 - B17H033		Quick Code	86040
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.
Amend Articles to: Establish Articles Related to Preferred Stock
(The proposed amendment will not result in an amendment to the authorized number of shares of the Company) , Approve Minor
Revisions Related to Dematerialization of Shares and the Other
Updated Laws and Regulations
			Management	For	For
2.1	Appoint a Director		Management	For	For
2.2	Appoint a Director		Management	For	For
2.3	Appoint a Director		Management	For	For
2.4	Appoint a Director		Management	For	For
2.5	Appoint a Director		Management	For	For
2.6	Appoint a Director		Management	For	For
2.7	Appoint a Director		Management	For	For
2.8	Appoint a Director		Management	For	For
2.9	Appoint a Director		Management	For	For
2.10	Appoint a Director		Management	For	For
2.11	Appoint a Director		Management	For	For
2.12	Appoint a Director		Management	For	For
3.	Issuance of Stock Acquisition Rights as Stock Options to Executives and Employees of Subsidiaries of the Company		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	37000	0	17-Jun-2009	17-Jun-2009

YAHOO! INC.
Security	984332106		Meeting Type	Annual
Ticker Symbol	YHOO		Meeting Date	25-Jun-2009
ISIN	US9843321061		Agenda	933077338 - Management
City			Holding Recon Date	27-Apr-2009
Country	United States		Vote Deadline Date	24-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: CAROL BARTZ		Management	For	For
1B	ELECTION OF DIRECTOR: FRANK J. BIONDI, JR.		Management	For	For
1C	ELECTION OF DIRECTOR: ROY J. BOSTOCK		Management	For	For
1D	ELECTION OF DIRECTOR: RONALD W. BURKLE		Management	For	For
1E	ELECTION OF DIRECTOR: JOHN H. CHAPPLE		Management	For	For
1F	ELECTION OF DIRECTOR: ERIC HIPPEAU		Management	For	For
1G	ELECTION OF DIRECTOR: CARL C. ICAHN		Management	For	For
1H	ELECTION OF DIRECTOR: VYOMESH JOSHI		Management	For	For
1I	ELECTION OF DIRECTOR: ARTHUR H. KERN		Management	For	For
1J	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER		Management	For	For
1K	ELECTION OF DIRECTOR: GARY L. WILSON		Management	For	For
1L	ELECTION OF DIRECTOR: JERRY YANG		Management	For	For
02	AMENDMENTS TO THE COMPANY'S AMENDED AND RESTATED 1995 STOCK PLAN.		Management	For	For
03	AMENDMENTS TO THE COMPANY'S AMENDED AND RESTATED 1996 EMPLOYEE STOCK PURCHASE PLAN.		Management	For	For
04	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
05	STOCKHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION ADVISORY VOTE, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB1	837	67500	0	18-Jun-2009	18-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701968995 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
1.	Approval of the annual report of the Company.		Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports [profit and loss accounts] of the Company.		Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2008.		Management	For	For
4.	Regarding the amount of, time for and form of payment of dividends based on the results of 2008.		Management	For	For
5.	Approval of the External Auditor of the Company.		Management	For	For
6.	Regarding the remuneration of Members of the Board of Directors and Audit Commission of the Company.		Management	For	For
7.1
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.2
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.3
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For

7.4
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
State Corporation Bank for Development and Foreign Economic
Affairs [Vnesheconombank] regarding receipt by OAO Gazprom of funds in a maximum sum of 6 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For
7.5
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.6
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 25 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of
Russian ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%.
			Management	For	For
7.7
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 17 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.8
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 100
million U.S. dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For

7.9
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds in a maximum sum of 5 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.10
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the terms
and conditions announced by it, accept and credit funds
transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding maintenance in the account of a non-reducible balance in a maximum sum not exceeding 20 billion rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the
relevant currency.
			Management	For	For
7.11
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will, upon the terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts in
accordance with OAO Gazprom's instructions.
			Management	For	For
7.12
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct operations through the
accounts in accordance with OAO Gazprom's instructions.
			Management	For	For
7.13
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions.
			Management	For	For

7.14
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will provide services to OAO Gazprom making use of the
Bank Client electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of the bank as may be in effect at the time the services are provided.
			Management	For	For
7.15
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will provide services to OAO Gazprom making use of the
Client Sberbank electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of Sberbank of Russia
OAO as may be in effect at the time the services are provided.
			Management	For	For
7.16
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO Gazprom
making use of the Bank Client electronic payments system,
including, without limitation, receipt from OAO Gazprom of
electronic payment documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at such tariffs of ZAO
Gazenergoprombank as may be in effect at the time the services are provided.
			Management	For	For
7.17
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment documents for
executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of OAO VTB Bank as may be in effect at the time the services are provided.
			Management	For	For
7.18
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company], to be entered into under the General Agreement on
the Conduct of Conversion Operations between OAO Gazprom
and the bank dated as of September 12, 2006, No. 3446, in a
maximum sum of 500 million U.S. dollars or its equivalent in rubles, euros or other currency for each transaction.
			Management	For	For

7.19
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities in connection with the subsidiaries challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million
U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.20
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
grant suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.21
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in a maximum sum of 1.8 billion rubles and for a period of not more than 14 months.
			Management	For	For
7.22
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Nord Stream AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure performance of OOO Gazprom Export's obligations under a gas transportation agreement between Nord Stream AG and OOO Gazprom Export,
including its obligations to pay a tariff for the transportation of gas via the North Stream gas pipeline on the basis of an agreed-upon model for calculating the tariff, in an aggregate maximum sum of
24.035 billion euros.
			Management	For	For
7.23
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes under
instructions of OAO Gazprom and for a fee not exceeding 0.5%
per annum, to open on a monthly basis documentary irrevocable uncovered letters of credit in favor of AK Uztransgaz in connection with payments for its services related to natural gas transportation across the territory of the Republic of Uzbekistan, with the maximum amount under all of the simultaneously outstanding
letters of credit being 81 million U.S. dollars.
			Management	For	For

7.24
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the facilities of the Yamal-Europe trunk gas pipeline system and related service equipment that are situated in the territory of the Republic of
Belarus for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property in a
maximum sum of 6.33 billion rubles.
			Management	For	For
7.25
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and use of
the property complex of the gas distribution system, comprised of facilities designed to transport and supply gas directly to
consumers [gas off taking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high-, medium- and low-
pressure gas pipelines, gas flow control stations and buildings], for a period of not more than 12 months and OAO Gazpromregiongaz will make payment for using such property in a maximum sum of
769.4 million rubles.
			Management	For	For
7.26
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which OAO Gazprom
will grant ZAO Gazprom Neft Orenburg temporary possession and use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period of not more than 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.
			Management	For	For
7.27
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and use of
the building and equipment of a tubing and casing manufacturing facility with a thermal treatment shop and pipe coating unit, situated in the Kostromskaya Region, town of Volgorechensk, for a period of not more than 12 months and OAO Gazpromtrubinvest will make payment for using such property in a maximum sum of
451 million rubles.
			Management	For	For
7.28
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex,
situated in the city of Sochi, for a period of not more than 12 months and OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.
			Management	For	For

7.29
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as well as of the building and equipment of the repair and machining shop at the
Southern Regional Repair Base, situated in the Stavropolskiy
Province, town of Izobilnyi, for a period of not more than 12 months and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of 115.5
million rubles.
			Management	For	For
7.30
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of the
infrastructure facilities of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya railway station and of the Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, as well as the facilities of the railway line from the Obskaya station to the
Bovanenkovo station, for a period of not more than 12 months and
OOO Gazpromtrans will make payment for using such property in a maximum sum of 2.1 billion rubles.
			Management	For	For
7.31
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of methanol
tank cars for a period of not more than 5 years and OOO
Gazpromtrans will make payment for using such property in a
maximum sum of 190 million rubles
			Management	For	For
7.32
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic that are situated in the Tulskaya Region,
Shchokinskiy District, township of Grumant, for a period of not more than 12 months and OAO Tsentrgaz will make payment for
using such property in a maximum sum of 24.1 million rubles.
			Management	For	For
7.33
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking area, ponds, roads, pedestrian
			Management	For	For

crossings, playgrounds, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's
Lodge, garage, as well as service machinery, equipment, furniture and accessories] situated in the Moscow Region, Naro-Fominskiy
District, village of Rogozinino, for a period of not more than 12 months and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

7.34
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized compact full-function gas and water treatment installations for coal bed methane extraction wells, well-head equipment, borehole
enlargement device, and pressure core sampler] located in the
Rostovskaya Region, town of Kamensk-Shakhtinskiy, and the
Kemerovskaya Region, city of Novokuznetsk, for a period of not more than 12 months and OAO Gazprom Promgaz will make
payment for using such property in a maximum sum of 3.5 million rubles.
			Management	For	For
7.35
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumenskaya Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required to use that building, with an area of
3,371 square meters, for a period of not more than 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in a maximum sum of 2.61 million rubles.
			Management	For	For
7.36
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Salavatnefteorgsintez pursuant to which OAO Gazprom will grant OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburgskiy
Gas Refinery for a period of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using such property in a maximum sum of 347 thousand rubles.
			Management	For	For
7.37
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom pursuant to which OAO Gazprom will grant
OAO Vostokgazprom temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OAO Vostokgazprom will make
payment for using such property in a maximum sum of 109
thousand rubles.
			Management	For	For
7.38
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OAO Gazprom will grant
OOO Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OOO Gazprom Export will make
payment for using such property in a maximum sum of 129
thousand rubles.
			Management	For	For

7.39
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will grant
OAO Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation for a period of not more than 12 months and OAO Gazprom Neft will make payment
for using such property in a maximum sum of 132 thousand
rubles.
			Management	For	For
7.40
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
will grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution, System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazcom Level [ERP], for a period of not more than 12 months and
OAO Gazprom Space Systems will make payment for using such
property in a maximum sum of 1.15 million rubles.
			Management	For	For
7.41
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which OAO Gazprom will grant
ZAO Yamalgazinvest temporary possession and use of an ERP
software and hardware solution, System for Managing OAO
Gazprom's Property and Other Assets at ZAO Yamalgazinvest
Level [ERP], for a period of not more than 12 months and ZAO
Yamalgazinvest will make payment for using such property in a maximum sum of 1.74 million rubles.
			Management	For	For
7.42
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities within the composition of buildings, communications lines, communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, in the Smolenskaya Region of the Russian
Federation and in the territory of the Republic of Belarus, for a period of not more than 12 months and ZAO Gaztelecom will
make payment for using such property in a maximum sum of
204.8 million rubles.
			Management	For	For
7.43
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO TsentrCaspneftegaz pursuant to which OAO Gazprom will
extend to OOO TsentrCaspneftegaz long-term loans in an
aggregate maximum sum of 12.6 billion rubles for the purpose of development by it in 2009-2011 of the Tsentralnaya geological structure.
			Management	For	For
7.44
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will issue guarantees to the Russian Federation's customs authorities with respect to the obligations of OAO Gazprom as a customs broker to pay customs payments and eventual interest and penalties, in a maximum sum of 50 million rubles, with the bank to be paid a fee at a rate of not more than 1% per annum of the amount of the guarantee.
			Management	For	For

7.45
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas in an amount of not more than 300 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 886.9 billion rubles.
			Management	For	For
7.46
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for a fee of not more than 200 million rubles, in its own name, but for OAO
Gazprom's account, to accept and, through OOO
Mezhregiongaz's electronic trading site, sell gas produced by
OAO Gazprom and its affiliates, in an amount of not more than
11.25 billion cubic meters for a maximum sum of 20 billion rubles.
			Management	For	For
7.47
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [off-take] gas purchased by
OOO Mezhregiongaz from independent entities, in an amount of not more than 21.9 billion cubic meters for a maximum sum of 70 billion rubles.
			Management	For	For
7.48
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for a fee of not more than 55 million rubles, in its own name, but for OAO
Gazprom's account, to accept and sell in the market outside the customs territory of the Russian Federation liquid hydrocarbons owned by OAO Gazprom, including crude oil, gas condensate and refined products [gasoline, liquefied gases, etc.], in an amount of not more than 1.25 million tons for a maximum sum of 11 billion rubles.
			Management	For	For
7.49
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas purchased by
OAO Gazprom from OAO LUKOIL and stored in underground gas
storage facilities, in an amount of not more than 3.39 billion cubic meters, and will pay for gas a maximum sum of 9.1 billion rubles.
			Management	For	For
7.50
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Northgas pursuant to which ZAO Northgas will deliver and
OAO Gazprom will accept [off-take] gas in an amount of not more than 4.8 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 4 billion rubles.
			Management	For	For
7.51
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will accept [off-
take] gas in an amount of not more than 24.2 billion cubic meters and will pay for gas a maximum sum of 23 billion rubles.
			Management	For	For

7.52
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg will deliver and OAO Gazprom will accept [off-take]
unstable crude oil in an amount of not more than 650 thousand tons and will pay for crude oil a maximum sum of 5.3 billion rubles.
			Management	For	For
7.53
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry stripped gas processed at gas refining complexes in an amount of not more than 4.5 billion cubic meters and will pay for gas a maximum sum of 5.1 billion rubles.
			Management	For	For
7.54
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will sell
and OAO SIBUR Holding will buy ethane fraction in a total amount of 4.885 million tons for a maximum sum of 33.707 billion rubles.
			Management	For	For
7.55
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for a fee of not more than 30 million rubles, to enter into: in OAO Gazprom's name and for OAO Gazprom's account: agreements providing for the processing of ethane fraction in an amount of not more than
275 thousand tons and with the maximum cost of ethane fraction processing services being 2.6 billion rubles; and agreements providing for the sale of ethane fraction processing products
[polyethylene] in an amount of not more than 180 thousand tons for a maximum sum of 6.5 billion rubles; and in its own name, but for OAO Gazprom's account: agreements on arranging for the
transportation and storage of ethane fraction processing products
[polyethylene] owned by OAO Gazprom in an amount of not more than 36 thousand tons for a maximum sum of 75 million rubles.
			Management	For	For
7.56
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 1.2 billion cubic meters and
OAO SIBUR Holding will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1 billion rubles.
			Management	For	For
7.57
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1.2 billion rubles.
			Management	For	For
7.58
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters across the territory of the Russian Federation, CIS countries and Baltic states and OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 70 billion rubles.
			Management	For	For

7.59
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 3.8 billion cubic meters and OAO
Gazprom Neft will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of
2.62 billion rubles.
			Management	For	For
7.60
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters and OAO
NOVATEK will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 60 billion rubles..
			Management	For	For
7.61
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the injection into and storage in underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for gas injection and storage a maximum sum of 400 million
rubles, as well as services related to arranging for the off-taking from underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas a maximum sum of 20 million rubles.
			Management	For	For
7.62
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
a/s Latvijas Gaze pursuant to which OAO Gazprom will sell and
a/s Latvijas Gaze will purchase gas as follows: in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the second half of 2009 and in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as pursuant to which
a/s Latvijas Gaze will provide services related to injection into and storage in the Ineukalna underground gas storage facility of gas owned by OAO Gazprom, and related to its off-taking and
transportation across the territory of the Republic of Latvia, as follows: in the second half of 2009-services related to injection of gas in an amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in an amount of not more than 800 million cubic meters and services related to transportation of gas in an amount of not more than 2 billion cubic meters, and OAO Gazprom will pay for such services a maximum
			Management	For	For

sum of 20 million euros; and in the first half of 2010 –
services related to injection of gas in an amount of not more than
800 million cubic meters, services related to storage and off-taking of gas in an amount of not more than 1 billion cubic meters and services related to transportation of gas in an amount of not more than 1.8 billion cubic meters, and OAO Gazprom will pay for such services a maximum sum of 23 million euros.

7.63
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
AB Lietuvos Dujos pursuant to which OAO Gazprom will sell and
AB Lietuvos Dujos will purchase gas as follows: in an amount of not more than 675 million cubic meters for a maximum sum of 180 million euros in the second half of 2009 and in an amount of not more than 790 million cubic meters for a maximum sum of 210
million euros in the first half of 2010, as well as pursuant to which
AB Lietuvos Dujos will provide services related to the
transportation of gas in transit mode across the territory of the
Republic of Lithuania as follows: in the second half of 2009-in an amount of not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services a maximum sum of 3 million euros; and in the first half of 2010-in an amount of not more than 1.25 billion cubic meters, and OAO Gazprom will pay for such gas transportation services a maximum sum of 6.5 million euros.
			Management	For	For
7.64
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
UAB Kauno termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos elektrin  will purchase gas as follows: in an amount of not more than 180
million cubic meters for a maximum sum of 48 million euros in the second half of 2009 and in an amount of not more than 225 million cubic meters for a maximum sum of 60 million euros in the first half of 2010.
			Management	For	For
7.65
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [off-take] in 2010 gas in an amount of not more than 3.9 billion cubic meters and will pay for gas a maximum sum of 1.33 billion U.S. dollars.
			Management	For	For
7.66
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which in 2010 MoldovaGaz S.A. will provide services related to the transportation of gas in transit mode across the territory of the Republic of Moldova in an amount of not more than 22.1 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 55.4 million U.S. dollars.
			Management	For	For
7.67
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which KazRosGaz LLP will sell and
OAO Gazprom will purchase in 2010 gas in an amount of not
more than 1.2 billion cubic meters for a maximum sum of 150
million U.S. dollars.
			Management	For	For
7.68
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across the territory of the Russian Federation of gas owned by KazRosGaz LLP in an
amount of not more than 8.5 billion cubic meters and KazRosGaz
LLP will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 35.2 million U.S.
dollars.
			Management	For	For

7.69
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will sell and
OAO Beltransgaz will purchase in 2010 gas in an amount of not more than 22.1 billion cubic meters for a maximum sum of 4.42 billion U.S. dollars, as well as pursuant to which in 2010 OAO
Beltransgaz will provide services related to the transportation of gas in transit mode across the territory of the Republic of Belarus via the gas transportation system of OAO Beltransgaz and via the
Byelorussian segment of Russia's Yamal-Europe gas pipeline in an amount of not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 700 million U.S.
dollars.
			Management	For	For
7.70
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 500
thousand rubles.
			Management	For	For
7.71
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 150
million rubles.
			Management	For	For
7.72
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 350
million rubles.
			Management	For	For
7.73
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
Space Systems undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 600 thousand rubles.
			Management	For	For

7.74
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.6 billion rubles.
			Management	For	For
7.75
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg undertakes, during the period from 01 JUL 2009 to
31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 29.69 million rubles.
			Management	For	For
7.76
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, during the period from 01 JUL 2009 to 31 DEC
2010, in accordance with instructions from OAO Gazprom, to
provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.3 billion rubles.
			Management	For	For
7.77
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 280 million rubles.
			Management	For	For
7.78
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which ZAO Gaztelecom undertakes,
during the period from 01 JUL 2009 to 31 DEC 2010, in
accordance with instructions from OAO Gazprom, to provide
services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 6.35 million rubles.
			Management	For	For
7.79
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Federal Research and Production Center
NefteGazAeroCosmos pursuant to which ZAO Federal Research
and Production Center NefteGazAeroCosmos undertakes, during
the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum sum of
6.7 million rubles.
			Management	For	For

7.80
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event of loss or destruction of or damage to, including deformation of the original geometrical dimensions of the structures or
individual elements of, machinery or equipment; linear portions, technological equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of incurrence of losses by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiaries to which the insured property has been leased [beneficiaries], up to the aggregate insurance amount of not more than 10 trillion rubles in respect of all insured events, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 5 billion rubles, with each agreement having a term of 1 year.
			Management	For	For
7.81
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life, health or property of other persons or to the environment as a result of an emergency or incident that occurs, amongst other things, because of a terrorist act at a hazardous industrial facility operated by OAO Gazprom
[insured events], to make an insurance payment to the physical persons whose life, health or property has been harmed, to the legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power
whose jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the environment
[beneficiaries], up to the aggregate insurance amount of not more than 30 million rubles, and OAO Gazprom undertakes to pay an insurance premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.82
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life or health of OAO Gazprom's employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of
			Management	For	For

the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount of not more than 150 billion rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 40 million
rubles, with each agreement having a term of 1 year.

7.83
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom or members of their
families or non-working retired former employees of OAO
Gazprom or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 90 billion rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 200 million rubles, with each agreement having a term of 1 year.
			Management	For	For
7.84
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom Avtopredpriyatie, a branch of OAO Gazprom, or members of their families or non-working
retired former employees of OAO Gazprom Avtopredpriyatie, a
branch of OAO Gazprom, or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 52.8 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1 million
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.85
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm having been caused to the property of third persons represented by OAO Gazprom in connection with the conduct of customs operations [beneficiaries]
and/or any contracts with such persons having been breached
[insured events], to make an insurance payment to such persons up to the aggregate insurance amount of not more than 70 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 1 million rubles, with each agreement having a term of 3 years.
			Management	For	For
7.86
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever harm [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is stolen or hijacked, or an individual component, part, unit, device or
supplementary equipment installed on such transportation vehicle is stolen [insured events], to make an insurance payment to OAO
Gazprom [beneficiary] up to the aggregate insurance amount of not more than 840 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in a total maximum
amount of 16 million rubles, with each agreement having a term of
1 year.
			Management	For	For
7.87
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the following interested-party transactions that may be entered into by OAO Gazprom in the future in the ordinary course of business, agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion against members of the Board of Directors or the
Management Committee of OAO Gazprom who are not persons
holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical or legal persons for whose benefit the agreement will be entered into and to whom harm could be caused, including shareholders of OAO
Gazprom, debtors and creditors of OAO Gazprom, employees of
OAO Gazprom, as well as the Russian Federation represented by its authorized agencies and representatives [third persons
[beneficiaries]], of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities; incurrence by insured persons of judicial or other costs to settle such claims;
assertion against OAO Gazprom by third persons [beneficiaries] of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims
originally asserted against insured persons; incurrence by OAO
Gazprom of judicial or other costs to settle such claims [insured events], to make an insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as well as to insured persons and/or OAO Gazprom in the event of incurrence of judicial or other costs to settle claims for compensation of losses, up to the aggregate insurance amount of not more than the ruble equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in a total maximum amount equal to the ruble equivalent of 2 million U.S. dollars, such agreement to be for a term of 1 year.
			Management	For	For

7.88
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom Space
Systems, OOO Gazpromtrans, OOO Gazprom Komplektatsiya,
OAO Lazurnaya, ZAO Gazprom Neft Orenburg, ZAO
Yamalgazinvest, OAO Salavatnefteorgsintez, DOAO
Tsentrenergogaz of OAO Gazprom and OAO Tsentrgaz [the
Contractors] pursuant to which the Contractors undertake to
perform from 30 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of arranging for and proceeding with a stocktaking of the property, plant and
equipment of OAO Gazprom that are to be leased to the
Contractors and OAO Gazprom undertakes to pay for such
services an aggregate maximum sum of 2.5 million rubles.
			Management	For	For
7.89
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which
DOAO Tsentrenergogaz of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 OCT 2010, in
accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subject: Development of regulatory documents in the area of maintenance and repair of equipment and structures , and to deliver the result of such work to OAO Gazprom and OAO Gazprom undertakes to accept the
result of such work and to pay for such work a total maximum sum of 31 million rubles.
			Management	For	For
7.90
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform during
the period from 01 JUL 2009 to 30 JUN 2011, in accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subjects: Development of key regulations regarding the creation of integrated automatic process control systems for the operating facilities of subsidiary companies by type of activity [production, transportation, underground storage and refining of gas and gas condensate] ; and Development of model technical requirements for designing automation systems for facilities of software and hardware complex by type of activity
[production, transportation, storage and refining of gas and gas condensate] , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 26.55 million rubles.
			Management	For	For

7.91
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of recommendations regarding the
determination of the amounts of overhead expenses and
anticipated profits in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating technological and other schemes directly in a graphical data base ;
Recommendations regarding the application and utilization of alternative types of energy resources for the gasification of industrial enterprises, households and transportation vehicles ;
and Preparation of a report on the financial and economic
feasibility of acquisition of shares owned by OOO NGK ITERA in
OAO Bratskekogaz, the holder of the license for the right to use the subsoil of the Bratskoye gas condensate field , and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 49.1 million rubles.
			Management	For	For
7.92
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of programs for the reconstruction and technological upgrading of the gas facilities of the Gazprom Group for 2010 ; Development of a Master Plan of the Siting of Facilities
for the Production and Sale of Liquefied Hydrocarbon Gases
[Propane-Butane] ; Organizing the metering of the quantities of gas, condensate and oil extracted from the subsoil in the process of development of gas condensate fields and oil and gas
condensate fields ; and Development of cost estimation standards and rules for the construction of trunk gas pipelines with a 12 MPa pressure rating to meet OAO Gazprom's requirements , and to
deliver the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 73 million rubles.
			Management	For	For
PLEASE NOTE THIS AGENDA IS CONTINUED ON MEETING 583856, WHICH WILL CONTAIN RES-OLUTION ITEMS 7.93 - 9.11. THANK YOU.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB1	50P	66100	0	10-Jun-2009	10-Jun-2009

NINTENDO CO.,LTD.
Security	J51699106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3756600007		Agenda	701988048 - Management
City	KYOTO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	24-Jun-2009
SEDOL(s)	5334209 - 6639550 - B02JMD1 - B0ZGTW7		Quick Code	79740
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.	Approve Appropriation of Retained Earnings		Management	For	For
2.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
3.10	Appoint a Director		Management	For	For
3.11	Appoint a Director		Management	For	For
3.12	Appoint a Director		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	1100	0	17-Jun-2009	17-Jun-2009

SUMITOMO REALTY & DEVELOPMENT CO.,LTD.
Security	J77841112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3409000001		Agenda	701988529 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	16-Jun-2009
SEDOL(s)	4579205 - 6858902 - B02LM59 - B1YYTH4 - B2PDRP1		Quick Code	88300
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Retained Earnings		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
4.1	Appoint a Corporate Auditor		Management	For	For
4.2	Appoint a Corporate Auditor		Management	For	For
4.3	Appoint a Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	29000	0	12-Jun-2009	12-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701990574 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
7.93
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a concept for utilization of renewable energy sources by OAO Gazprom on the basis of an analysis of the experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and Prevention of
Cardiovascular Diseases of OAO Gazprom's Personnel ;
Development of an Occupational Risk Management System and a
Program for Prevention of Injuries to Personnel at OAO
Gazprom's Enterprises ; Development of a regulatory and
methodological framework for the vocational selection of
personnel from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to
accept the results of such work and to pay for such work a total maximum sum of 132 million rubles.
			Management	For	For
7.94
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory and technical documentation related to the organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept for
Streamlining Production Processes at Gas Distribution
Organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 251.5 million rubles.
			Management	For	For
7.95
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Improving the regulatory and methodological framework for energy saving at OAO Gazprom's facilities ; Development of a regulatory document for calculating indicators of reliability of gas distribution systems ; Development of a regulatory framework for the diagnostic servicing of gas distribution systems of the gas supply sector ; Development of regulatory and methodological documents in the area of study of gas condensate characteristics of wells and fields in the course of prospecting and exploration work and in overseeing the development of gas condensate fields and oil and gas condensate fields ; and Development of guidelines for the design, construction, reconstruction and operation of gas distribution systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 155.2 million rubles.
			Management	For	For

7.96
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory documents in the area of the energy industry, including sea-based facilities ; and Development of standardized systems for managing gas distribution
organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 193 million rubles.
			Management	For	For
7.97
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a system of medical, sanitary and
psychological support for work at the Shtokman field making use of rotational team labor ; Development of recommendations for selecting efficient secondary methods of extracting oil from oil-
rimmed gas condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of unified
standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline and development of the Caspian Sea shelf and Central
Asian oil and gas fields , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 166.4 million rubles.
			Management	For	For
7.98
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following
			Management	For	For

subjects: Analytical studies of the cost of 1 meter of drilling progress at OAO Gazprom's fields and sites ; Development of
price lists for repairs at OAO Gazprom's facilities ; and Program for bringing gas pipeline branches into operation through the year
2020 , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 495.1 million rubles.

7.99
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Arranging for the monitoring of prices for all types of capital construction resources with reference to areas of clustered construction of OAO Gazprom's facilities ; Develop a procedure for providing design organizations with information about prices for material and technical resources for the purpose of adopting optimal decisions in designing the Unified Gas Supply System's facilities ; and Perform an analysis of the impact of changes in the commercial rate of penetration for prospecting and exploration wells and prepare measures designed to increase such rate and reduce the cost of geological exploration work, and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 93.2 million rubles.
			Management	For	For
7.100
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement of OAO Gazprom with OAO
Gazprom Promgaz and OAO Gazavtomatika of OAO Gazprom
[the Contractors] pursuant to which the Contractors undertake to perform during the period from 01 JUL 2009 to 31 DEC 2009, in accordance with instructions from OAO Gazprom, the services of implementing programs for scientific and technical cooperation between OAO Gazprom and foreign partner companies and OAO
Gazprom undertakes to pay for such services a total maximum
sum of 2 million rubles.
			Management	For	For
7.101
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom Neft
Orenburg, OOO Gazprom Komplektatsiya, OAO Vostokgazprom,
OAO Tomskgazprom, OAO TGK-1, OAO Mosenergo, OOO
Gazprom Tsentrremont, OAO Tsentrgaz, OOO Gazprom Export,
OAO Gazpromregiongaz, OAO Gazprom Neft, OOO
Mezhregiongaz and Gazpromipoteka Fund [the Licensees]
pursuant to which OAO Gazprom will grant the Licensees a non-
exclusive license to use OAO Gazprom's trade marks,        ,
Gazprom and, which have been registered in the State Register of
Trade Marks and Service Marks of the Russian Federation, as
follows: on goods or labels or packaging of goods which are
produced, offered for sale, sold or displayed at exhibitions or fairs or are otherwise introduced into civil turnover in the territory of the
Russian Federation, or are stored or transported for such purpose, or are brought into the territory of the Russian Federation; in connection with the performance of work or the provision of
services, including the development of oil or gas fields or the construction of oil pipelines or gas pipelines; on accompanying, commercial or other documentation, including documentation
related to the introduction of goods into civil turnover; in offers
			Management	For	For

regarding the sale of goods, regarding the performance of work or regarding the provision of services, as well as in announcements, in advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including, without limitation, on administrative buildings, industrial facilities, multi-function refueling complexes with accompanying types of roadside service, shops, car washes,
cafes, car service / tire fitting businesses, recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees' seals; in the Internet network; and in the Licensees' corporate names, and the
Licensees will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO Gazprom's trade marks with respect to each transaction in the amount of not more than 300 times the minimum wage established by the
effective legislation of the Russian Federation as of the date of signature of delivery and acceptance acts, plus VAT at the rate required by the effective legislation of the Russian Federation, in a total maximum sum of 68.4 million rubles.

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTIONS 8.1 - 8.18 REGARDING-THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS M-EETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLE-
ASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF
YOU HAVE ANY QUESTIONS.
Non-Voting
8.1	Elect Mr. Akimov Andrey Igorevich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.2	Elect Mr. Ananenkov Alexander Georgievich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.3	Elect Mr. Bergmann Burckhard as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.4	Elect Mr. Gazizullin Farit Rafikovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.5	Elect Mr. Gusakov Vladimir Anatolievich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.6	Elect Mr. Zubkov Viktor Alexeevich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.7	Elect Ms. Karpel Elena Evgenievna as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.8	Elect Mr. Makarov Alexey Alexandrovich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.9	Elect Mr. Miller Alexey Borisovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.10	Elect Mr. Musin Valery Abramovich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.11	Elect Ms. Nabiullina Elvira Sakhipzadovna as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.12	Elect Mr. Nikolaev Viktor Vasilievich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.13	Elect Mr. Petrov Yury Alexandrovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.14	Elect Mr. Sereda Mikhail Leonidovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.15	Elect Mr. Foresman Robert Mark as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.16	Elect Mr. Fortov Vladimir Evgenievich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.17	Elect Mr. Shmatko Sergey Ivanovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.18	Elect Mr. Yusufov Igor Khanukovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.

PLEASE NOTE THAT YOU MAY ONLY VOTE "FOR" NO MORE
THAN 9 CANDIDATES. IF YOU WIS-H TO VOTE FOR LESS
THAN THE 9 CANDIDATES PLEASE VOTE "AGAINST" OR
"ABSTAIN" ON-THE CANDIDATES YOU DO NOT WISH TO
SUPPORT. PLEASE NOTE BECAUSE MORE THAN "FOR-"
VOTES WILL MAKE THIS BALLOT INVALID WE HAVE APPLIED
SPIN CONTROL TO RESOULTI-ON NUMBER 9 TO ONLY
ALLOW YOU TO VOTE ON 9 OF THE CANDIDATES OUT OF
THE 11. TH-E TWO CANDIDIATES YOU CHOOSE NOT TO
VOTE ON WILL RECEIVE A VOTE OF "ABSTAIN"
Non-Voting
9.1	Elect Mr. Arkhipov Dmitry Alexandrovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.2	Elect Mr. Bikulov Vadim Kasymovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.3	Elect Mr. Ishutin Rafael Vladimirovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.4	Elect Mr. Kobzev Andrey Nikolaevich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.5	Elect Ms. Lobanova Nina Vladislavovna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.6	Elect Ms. Mikhailova Svetlana Sergeevna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.7	Elect Mr. Nosov Yury Stanislavovich as a Member of the Audit Commission of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.8	Elect Mr. Ozerov Sergey Mikhailovich as a Member of the Audit Commission of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.9	Elect Ms. Tikhonova Mariya Gennadievna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.10	Elect Ms. Tulinova Olga Alexandrovna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.11	Elect Mr. Shubin Yury Ivanovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 578091 WHICH CONTAINS RESOULTIONS 1 - 7.92.		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	66100	0	10-Jun-2009	10-Jun-2009

FANUC LTD.
Security	J13440102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3802400006		Agenda	701990877 - Management
City	YAMANASHI		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	24-Jun-2009
SEDOL(s)	5477557 - 6356934 - B022218 - B16TB93		Quick Code	69540
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.	Approve Appropriation of Retained Earnings		Management	For	For
2.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
3.10	Appoint a Director		Management	For	For
3.11	Appoint a Director		Management	For	For
3.12	Appoint a Director		Management	For	For
3.13	Appoint a Director		Management	For	For
3.14	Appoint a Director		Management	For	For
4.	Appoint a Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	5000	0	17-Jun-2009	17-Jun-2009

OLAM INTERNATIONAL LTD, SINGAPORE
Security	Y6421B106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Jun-2009
ISIN	SG1Q75923504		Agenda		702016848 - Management
City	SINGAPORE		Holding Recon Date		25-Jun-2009
Country	Singapore		Vote Deadline Date		19-Jun-2009
SEDOL(s)	B05Q3L4 - B096815		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE BELOW RESOLUTION. THANK YOU.			Non-Voting
1.
Authorize the Directors or any of them to: a) allot and issue an aggregate of 273,459,000 subscription shares by way of a private placement to the Investors at an issue price of SGD 1.60 per subscription share, pursuant to the terms and subject to the conditions of the Subscription Agreement [the Proposed
Subscription]; and b) complete and do all such acts and things, including without limitation, to execute all such documents and to approve any amendments, alteration or modification to any
documents as they may consider necessary, desirable or
expedient to give full effect to the Proposed Subscription and this
Resolution
			Management	Against	Against
Comments-We are voting against this proposal because we don't like the preferential treatment given to new shareholders at the expense of existing ones.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB1	50P	1250100	0	19-Jun-2009	19-Jun-2009

4IB2 - Harding Loevner Funds, Inc. - International Equity Portfolio
Vote Summary
P.T. TELEKOMUNIKASI INDONESIA, TBK
Security	715684106		Meeting Type		Special
Ticker Symbol	TLK		Meeting Date		19-Sep-2008
ISIN	US7156841063		Agenda		932953119 - Management
City			Holding Recon Date		02-Sep-2008
Country	Indonesia		Vote Deadline Date		10-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	FILLING THE VACANT POSITION ON THE BOARD OF COMMISSIONERS.		Management	For	For
02
EXTENSION OF THE TERM OF THE COMPANY'S BOARD OF
COMMISSIONERS, WHICH MEMBERS WERE ELECTED IN
THE EXTRAORDINARY GENERAL MEETING OF
SHAREHOLDERS DATED 10 MARCH 2004, UNTIL THE
CLOSING OF THE COMPANY'S ANNUAL GENERAL MEETING
OF SHAREHOLDERS IN 2009.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	144040	0	09-Sep-2008	09-Sep-2008

COCHLEAR LIMITED
Security	Q25953102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	21-Oct-2008
ISIN	AU000000COH5		Agenda	701708046 - Management
City	SYDNEY		Holding Recon Date	17-Oct-2008
Country	Australia		Vote Deadline Date	15-Oct-2008
SEDOL(s)	4020554 - 6211798 - B02NSS0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the Company's financial report, Directors' report and the Auditor's report in respect of the FYE 30 JUN 2008		Management	For	For
2.	Adopt the remuneration report		Management	For	For
3.1	Re-elect Mr. Tommie Bergman as a Director of the Company, who retires by rotation in accordance with the Company's Constitution		Management	For	For
3.2	Re-elect Mr. Paul Bell as a Director of the Company, who retires by rotation in accordance with the Company's Constitution		Management	For	For
4.	Approve to issue the securities to the Chief Executive Officer/President, Dr. Christopher Roberts, under the Cochlear Executive Long Term Incentive Plan as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	129810	0	10-Oct-2008	10-Oct-2008

UNILEVER PLC
Security	G92087165		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		28-Oct-2008
ISIN	GB00B10RZP78		Agenda		701725686 - Management
City	LONDON		Holding Recon Date		24-Oct-2008
Country	United Kingdom		Vote Deadline Date		22-Oct-2008
SEDOL(s)	B10RZP7 - B156Y63 - B15F6K8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Re-elect Mr. P. Polman as a Director		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	0	0	20-Oct-2008

OLAM INTERNATIONAL LTD, SINGAPORE
Security	Y6421B106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Oct-2008
ISIN	SG1Q75923504		Agenda	701728911 - Management
City	SINGAPORE		Holding Recon Date	27-Oct-2008
Country	Singapore		Vote Deadline Date	21-Oct-2008
SEDOL(s)	B05Q3L4 - B096815		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the Director's report and the audited accounts of the Company for the YE 30 JUN 2008 together with the Auditors' report thereon		Management	For	For
2.	Declare a first and final dividend of 2.5 cents per share tax exempt (one-tier) for the YE 30 JUN 2008		Management	For	For
3.	Re-elect Mr. Narain Girdhar Chanrai as a Director of the Company, who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
4.	Re-elect Mr. Sunny George Verghese as a Director of the Company, who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
5.	Re-elect Mr. Michael Lim Choo San as a Director of the Company, who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
	To note the retirement of Mr. Peter Francis Amour by rotation pursuant to Arti-cle 107 of Articles of Association and who has decided not to seek re-election		Non-Voting
6.	Appoint Mr. Jean-Paul Pinard as a Director to fill the vacancy arising from the retirement of Mr. Peter Francis Amour		Management	For	For
7.	Approve the payment of Directors' fees of SGD 775,000.00 for the YE 30 JUN 2008		Management	For	For
8.	Approve the payment of Directors' fees of up to SGD 896,500.00 for the FYE 30 JUN 2009		Management	For	For
9.	Re-appoint Messrs. Ernst & Young LLP as the Auditors of the Company and authorize the Directors of the Company to fix their remuneration		Management	For	For
	Transact any other business		Non-Voting
10.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing
Manual of the Singapore Exchange Securities Trading Limited, to
issue shares in the Company [shares] whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, 'Instruments'] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such
persons as the Directors may in their absolute discretion deem fit;
and [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any
Instrument made or granted by the Directors while this Resolution was in force, provided that the aggregate number of shares
[including shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this
Resolution] to be issued pursuant to this Resolution shall not exceed 50% of the issued shares in the capital of the Company at the time of the passing of this Resolution, of which the aggregate
			Management	For	For

number of shares and convertible securities to be issued other than on a pro rata basis to all shareholders of the Company shall not exceed 20% of the issued shares in the capital of the
Company; [Authority expires at the earlier of the conclusion of the
Company's next AGM or the date by which the next AGM of the
Company is required by law to be held] or in the case of shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this Resolution, until the issuance of such shares in accordance with the terms of such convertible securities

11.
Authorize the Directors of the Company to offer and grant options under the Olam Employee Share Option Scheme [''the Scheme'']
and to allot and issue shares in the capital of the Company to all the holders of options granted by the Company under the
Scheme, whether granted during the subsistence of this authority or otherwise, upon the exercise of such options and in accordance with the terms and conditions of the Scheme, provided always that the aggregate number of additional ordinary shares to be allotted and issued pursuant to the Scheme shall not exceed 15% of the issued shares in the capital of the Company from time to time;
[Authority expires at the earlier of the conclusion of the Company's next AGM or the date by which the next AGM of the Company is required by law to be held]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	2033900	0	20-Oct-2008	20-Oct-2008

OLAM INTERNATIONAL LTD, SINGAPORE
Security	Y6421B106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Oct-2008
ISIN	SG1Q75923504		Agenda		701729874 - Management
City	SINGAPORE		Holding Recon Date		27-Oct-2008
Country	Singapore		Vote Deadline Date		21-Oct-2008
SEDOL(s)	B05Q3L4 - B096815		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Adopt and approve, the proposed amendments to the Rules of the
Olam Employee Share Option Scheme adopted by the Company
on 04 JAN 2005 [ESOS Rules] as specified; authorize the
Directors to offer and grant options in accordance with the
provisions of the ESOS Rules amended in accordance with this resolution [modified ESOS Rules] and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options under the modified ESOS Rules; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be
required] as they and/or he may consider necessary, expedient, incidental to or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this Resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	2033900	0	20-Oct-2008	20-Oct-2008

WPP GROUP PLC, HYTHE KENT
Security	G9787H105		Meeting Type		Court Meeting
Ticker Symbol			Meeting Date		30-Oct-2008
ISIN	GB00B0J6N107		Agenda		701727591 - Management
City	LONDON		Holding Recon Date		28-Oct-2008
Country	United Kingdom		Vote Deadline Date		24-Oct-2008
SEDOL(s)	B0J6N10 - B0N6C42 - B0NBLD9		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION
FOR THIS MEETING TYPE. PLE-ASE CHOOSE BETWEEN
"FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO
VOTE ABSTAIN-FOR THIS MEETING THEN YOUR VOTE WILL
BE DISREGARDED BY THE ISSUER OR ISSUERS-AGENT
Non-Voting
1.	Approve [with or without modification] the proposed scheme of arrangement, as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	0	0	21-Oct-2008
4IB2	50P	607220	0	21-Oct-2008	21-Oct-2008

WPP GROUP PLC, HYTHE KENT
Security	G9787H105		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	30-Oct-2008
ISIN	GB00B0J6N107		Agenda	701728175 - Management
City	LONDON		Holding Recon Date	28-Oct-2008
Country	United Kingdom		Vote Deadline Date	24-Oct-2008
SEDOL(s)	B0J6N10 - B0N6C42 - B0NBLD9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
S.1
Approve the Scheme of arrangement, reduction and subsequent
increase in cap, capitalize reserves issue equity with rights, adopt replacement and continuing Share Plans ensure satisfaction of outstanding and existing awards and amend the Articles of
Association
			Management	For	For
S.2
Approve to reduce amount standing to credit of new WPP'S share premium account [including amount arising pursuant to scheme] in its entirety [or up to such amount approved by Jersey Court] by crediting such amount to a reserve of profit to be available to new
WPP reduction of capital
			Management	For	For
S.3	Approve to change the name of the Company to WPP 2008 Plc		Management	For	For
S.4	Approve the delisting of WPP shares from the official list		Management	For	For
5.
Authorize the new WPP Directors to ensure that the sponsoring
Companies of the inherited Share Plans are able to satisfy
existing awards under the inherited Share Plans using newly
issued new WPP shares or new WPP treasury shares
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	0	0	21-Oct-2008
4IB2	50P	607220	0	21-Oct-2008	21-Oct-2008

SIME DARBY BHD NEW
Security	Y7962G108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-Nov-2008
ISIN	MYL4197OO009		Agenda	701734798 - Management
City	KUALA LUMPUR		Holding Recon Date	10-Nov-2008
Country	Malaysia		Vote Deadline Date	05-Nov-2008
SEDOL(s)	4775434 - 6808769 - 6808770 - B02HLJ4 - B29R1J1 - B29TTR1 - B29Z2W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the YE 30 JUN 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.
Declare a final gross dividend of 34.0 sen per share, less
Malaysian income tax at 25%, and special gross dividend of 4.0 sen per share, less Malaysian income tax of 25%, and 6.0 sen per share Malaysian tax exempt, for the YE 30 JUN 2008
			Management	For	For
3.	Approve the annual remuneration for the Non-Executive Directors at an amount not exceeding MYR 3,000,000 in aggregate		Management	For	For
4.	Re-appoint Mr. Tun Musa Hitam as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
5.	Re-appoint Mr. Tun Dato Seri Ahmad Sarji Abdul Hamid as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
6.	Re-appoint Dr. Arifin Mohamad Siregar as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
7.	Re-appoint Dato Mohamed Sulaiman as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
8.	Re-elect Tan Sri Dato Dr. Wan Mohd. Zahid Mohd. Noordin as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
9.	Re-elect Tan Sri Datuk Dr. Ahmad Tajuddin Ali as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
10.	Re-elect Datuk Seri Panglima Sheng Len Tao, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
11.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the ensuing FY and authorize the Directors to fix their remuneration		Management	For	For
S.12	Amend the Article 78 of the Articles of Association of the Company as specified		Management	For	For
13.
Authorize the Directors, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant Governmental/regulatory authorities, pursuant to Section 132D of the Act, to allot and issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit, provided that the aggregate number of shares to be issued does not exceed
10% of the issued share capital of the Company for the time being
			Management	For	For
14.
Authorize the Company, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant governmental/regulatory authorities, such number of  ordinary shares of MYR 0.50 each in the
Company as may be determined by the Directors of the Company from time to time through Bursa Malaysia Securities Berhad upon such terms and conditions as the Directors may deem fit and
expedient in the interests of the Company provided that: the aggregate number of ordinary shares which may be purchased
and/or held by the Company as treasury shares shall not exceed
10% of the issued and paid-up ordinary share capital of the
Company at the time of purchase; and the maximum funds to be allocated by the Company for the purpose of purchasing its own shares shall not exceed the total retained profits and share premium of the Company at the time of purchase; and that, upon completion of the purchase by the Company of its own shares, authorize the Directors to deal with the shares so purchased in their absolute discretion in the following manner; to retain the ordinary shares in the Company so purchased by the Company as treasury shares; and/or to cancel them; and/or to resell them;
and/or to distribute them as a share dividends; and/or in any other manner as prescribed by the Act, rules regulations and orders made pursuant to the Act and the Listing Requirements and any other relevant authority for the time being in force; and that, such authority conferred by this resolution shall commence upon the passing of the resolution and shall continue to be in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held] or the authority is revoked or varied by ordinary resolution passed by the shareholders of the
Company in general meeting, which ever is earliest; authorize the
Directors of the Company to take all such steps as are necessary or expedient or implement, finalise and give effect to the Proposed
Share Buy-Back with full powers to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities
			Management	For	For

15
Approve and ratify, all the recurrent related party transactions of a revenue or trading nature as set out in Section 3.2 of the circular to shareholders dated 20 OCT 2008 [circular] which were entered into by the Company and/or its subsidiary Companies which
involved the interest of Directors, major shareholders or persons connected with the Directors and/or major shareholders of the
Company and/or its subsidiary [related parties] from 30 NOV
2007, the date of listing of the Company's shares in the main
Board of Bursa Malaysia Securities Berhad until the date of this
AGM, which were necessary for the Group's day-to-day
operations and were carries out in the ordinary course of
business, on terms not more than those generally available to the public and are not detrimental to the minority shareholder of the
Company; authorize the Company, subject always to the
Companies Act, 1956 [Act], the Articles of Association of the
Company, other applicable laws, guidelines, rules and regulations, and the approvals of the relevant governmental/regulatory
authorities and /or subsidiary companies to enter into all
arrangements and/or transactions involving the interests of the related parties as specified in Section 3.2 of the circular, provided that such arrangements and/or transactions are; recurrent
transactions of a revenue or trading nature; necessary for the day-
to-day operations; carried out in the ordinary course of business on normal commercial terms which are not more favorable to the related parties than those generally available to the public; and not detrimental to the minority shareholders of the Company
[Mandate] and that, the Mandate, unless revoked or varies by the
			Management	For	For

Company in a general meeting, shall continue in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held]; pursuant to Section 143(1) of the Act, [but shall not extend to such extensions as may be
allowed pursuant to Section 143(2) of the Act]; or the Mandate is revoked or varied by ordinary resolution passed by the
shareholders of the Company in general meeting, which ever is earlier; authorize the Directors of the Company to complete and do all such documents as may be required] as they consider
expedient or necessary to give effect to the mandate

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	2339810	0	31-Oct-2008	31-Oct-2008

SASOL LTD
Security	803866102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Nov-2008
ISIN	ZAE000006896		Agenda	701762343 - Management
City	JOHANNESBURG		Holding Recon Date	26-Nov-2008
Country	South Africa		Vote Deadline Date	20-Nov-2008
SEDOL(s)	5734304 - 6777450 - 6777461 - B03NQB8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the annual financial statements of the Company and of the Sasol Group for the YE 30 JUN 2008, together with the reports of the Directors and Auditors		Management	For	For
2..1	Re-elect Mr. LPA. Davies as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.2	Re-elect Mr. AM. Mokaba as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.3	Re-elect Mr. TH. Nyasulu as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.4	Re-elect Mr. KC. Ramon as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
3.1	Re-elect Mr. BP. Connellan as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.2	Re-elect Mr. MSV Gantsho as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.3	Re-elect Mr. A. Jain as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.4	Re-elect Mr. JE. Schrempp as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
4.	Re-appoint KPMG Inc as the Auditor		Management	For	For
5.S.1	Approve the existing Article 160 of the Company's Articles of Association is deleted in its entirety and replaced with the rights, privileges and conditions as specified		Management	For	For
6.S.2
Authorize the Directors of the Company, or a Subcommittee of
Directors, by way of a specific approval in terms of section 85(2)
of the Companies Act, 1973, as amended [the Act, the Listings
Requirements of the JSE, as amended, [the Listings
Requirements] and Article 36(a) of the Company's Articles of
Association; approve the purchase of 31,500,000 ordinary shares of no par value in the issued ordinary share capital of the
Company from Sasol Investment Company [Proprietary] Limited, funded out of its reserves to the extent possible, at the closing price of a Sasol ordinary share on the day preceding the day on which the Directors, or a Subcommittee of Directors, approve said repurchase
			Management	For	For
7.S.3
Authorize the Directors of the Company in terms of the authority granted in Article 36(a) of the Articles of Association of the
Company, to approve the purchase by the company, or by any of its subsidiaries, of the Company's ordinary shares, subject to the provisions of the Act, and subject to the Listings Requirements, provided that: any repurchases of shares in terms of this authority be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counter-party, such repurchases
being effected by only one appointed agent of the Company at any point in time and may only be effected if after the repurchase the Company still complies with the minimum spread requirements
			Management	For	For

of the JSE; the general authority shall be limited to a maximum of
4% of the Company's issued share capital of the shares in the applicable class at the time that the authority is granted and such repurchase by the Company, or any of its subsidiaries shall not, in aggregate in any FY, exceed 20% of the Company s issued share capital of the shares in the applicable class; d) any acquisition must not be made at a price more than 10% above the weighted average of the market value of the share for the 5 business days immediately preceding the date of such acquisition; the
repurchase of shares may not be effected during a prohibited period unless such a purchase is in accordance with the Listings
Requirements; such details as may be required in terms of the
Listings Requirements of the JSE are announced when the
Company or its subsidiaries have cumulatively repurchased 3% of the shares in issue at the time the authority was given; and the general authority may be varied or revoked by special resolution, prior to the next AGM of the Company; [Authority expires the earlier of the next AGM of the Company, or 15 months]

8.O.1	Approve to revise the annual emoluments payable by the Company or subsidiaries of the Company [as specified] to the Non-Executive Directors of the Company with effect from 01 JUL 2008 as specified		Management	For	For
9.O.2
Authorize any Director or the Secretary of the Company or
Committee of the Board to do all such things and sign all such documents as are necessary to give effect to Special Resolutions
Number 1, 2 and 3
			Management	For	For
	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	153520	0	17-Nov-2008	17-Nov-2008

ERSTE GROUP BANK AG, WIEN
Security	A19494102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	02-Dec-2008
ISIN	AT0000652011	Agenda	701764727 - Management
City	VIENNA	Holding Recon Date	28-Nov-2008
Country	Austria	Blocking	Vote Deadline Date	19-Nov-2008
SEDOL(s)	5289837 - 5369449 - 7440621 - B02Q7J3 - B28H192 - B2PWJ52	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Board of Director to take up non voting share capital according par 23,4 Banking Law by up to EUR 2,700,000,000 by issuing participation certificates the terms and conditions of the issuance shall be fixed by the Board of Director
Management	No Action
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	136020	0	14-Nov-2008	14-Nov-2008

SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
Security	W25381141		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	06-Mar-2009
ISIN	SE0000148884		Agenda	701810447 - Management
City	STOCKHOLM		Holding Recon Date	27-Feb-2009
Country	Sweden		Vote Deadline Date	23-Feb-2009
SEDOL(s)	4813345 - 5463686 - 7527331 - B02V2T3 - B11BQ00		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.		Non-Voting
1.	Open of the Meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect Mr. Marcus Wallenberg as the Chairman of Meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve list of shareholders		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the agenda of the Meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to designate the Inspector(s) of the minutes of the meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Acknowledge the proper convening of the meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Receive the financial statements and statutory reports and the Auditor's report		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Receive the President's report		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the financial statements and statutory reports		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the allocation of income and omission of dividends		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Grant discharge to the Board and the President		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Receive the information concerning the work of the Nomination Committee		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve to determine the number of Members (11) and Deputy Members (0) of the Board		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve: the remuneration of the Directors in the aggregate amount of SEK 7.6 Million; and the remuneration for the Auditors		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.
Re-elect Messrs. Annica Falkengren, Penny Hughes, Urban
Jansson, Tuve Johannesson, Hans-Joachim Korber, Christine
Novakovic, Jesper Ovesen, Carl Ros, Jacob Wallenberg and
Marcus Wallenberg [Chair] as THE Directors and elect Mr. Tomas
Nicolin as a new Director
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Authorize the Chairman of Board and Representatives of 4 of Company's largest shareholders to serve on the Nominating Committee		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT ALTHOUGH THERE ARE 03
PROPOSALS [RESOLUTIONS 17, 18 AND 19],-THERE IS ONLY
01 AGENDA ITEM TO BE PROPOSED AT THE MEETING. THE
STANDING INSTR-UCTIONS FOR THIS MEETING WILL BE
DISABLED AND, IF YOU CHOOSE, YOU ARE REQUIRED-TO
VOTE FOR ONLY 01 OF THE 03 ITEMS I.E AMONG
RESOLUTION 17, 18 AND 19. THANK-YOU.
Non-Voting
17.
Approve the issuance of Class A shares with preemptive rights;
the capitalization of reserves of up to SEK 30 Billion via transfer from unrestricted equity to share capital and amend the Articles accordingly
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.
Approve the issuance of Class A shares with preemptive rights;
the capitalization of reserves of up to SEK 30 billion via transfer from unrestricted equity to share capital; to reduce par value of common stock to SEK 5.00 from SEK 10.00; and amend the
Articles
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
19.
Approve the issuance of Class A shares with preemptive rights;
the capitalization of reserves of up to SEK 30 billion via transfer from unrestricted equity; to reduce the par value of common stock to SEK 1.00 from SEK 10.00; and amend the Articles accordingly
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
20.	Approve the Remuneration Policy and other terms of employment for the Executive Management		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
21.A	Approve the Employee Share Matching Plan		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
21.B	Approve the Restricted Stock Plan		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
21.C	Approve the Deferred Share Bonus Plan		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
21.D	Amend 2008 Executive Incentive Plans		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
22.A	Grant authority for the repurchase of up to 3% of own shares for use in its securities business		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
22.B	Grant authority for the repurchase and reissuance of shares for Long-Term Incentive Programs		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
22.C	Grant authority for the reissuance of repurchased shares for 2009 Long-Term Incentive Program		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
22.D	Grant authority for the repurchase of up to 20 Million shares		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
23.	Appoint the Auditors of Foundations that have delegated their business to the Bank		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
24.	Close the Meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	209200	0	10-Feb-2009	10-Feb-2009

SCHWEIZERISCHE RUECKVERSICHERUNGS-GESELLSCHAFT AG
Security	H84046137		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	CH0012332372		Agenda	701820284 - Management
City	ZURICH		Holding Recon Date	10-Mar-2009
Country	Switzerland	Blocking	Vote Deadline Date	27-Feb-2009
SEDOL(s)	7189816 - B018RS9 - B0T2CK0 - B11JQ71		Quick Code
Item	Proposal		Type	Vote	For/Against Management
THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-535368 INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST B-E NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRA-TION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER TH-E CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
Non-Voting
1.	Approve the annual report, annual accounts and accounts of the Group for the business year 2008		Management	For	For
2.	Approve the appropriation balance result		Management	For	For
3.	Grant discharge to the Members of the Board of Directors		Management	For	For
4.1	Approve to increase the creation of conditional share capital		Management	For	For
4.2	Approve to increase the creation of authorized share capital		Management	For	For
5.1.1	Re-elect Mr. Jakob Baer as a Board of Director		Management	For	For
5.1.2	Re-elect Mr. John R. Coomber as a Board of Director		Management	For	For
5.1.3	Approve the alternative election of a new Member		Management	For	For
5.2	Re-elect the Auditors		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	58650	0	27-Feb-2009	27-Feb-2009

SAMSUNG ELECTRS LTD
Security	796050888		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	US7960508882		Agenda	701826022 - Management
City	SEOUL		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	27-Feb-2009
SEDOL(s)	2507822 - 2763152 - 4942818 - 4963206 - 5263518 - B01D632		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
1.
Approve the balance sheet, income statement, and statement of appropriation of retained earnings [Draft] for the 40th FY [from 01
JAN 2008 to 31 DEC 2008]: cash dividends [excluding interim
dividends], dividend per share: KRW 5,000 [Common], KRW
5,050 [Preferred]
			Management	For	For
2.1	Appoint Dr. Oh-Soo Park, Mr. Chae-Woong Lee, and Mr. Dong- Min Yoon as the Independent Directors		Management	For	For
2.2	Appoint Messrs. Yoon Woo Lee, Geesung Choi, Juhwa Yoon, and Sanghoon Lee as the Executive Directors		Management	For	For
2.3	Appoint Dr. Oh-Soo Park and Mr. Chae-Woong Lee as the Members of Audit Committee		Management	For	For
3.
Approve the Compensation Ceiling for the Directors: proposed remuneration ceiling for the 41st FY: KRW 55 billion, remuneration ceiling approved in the 40th FY: KRW 35 billion; number of
Directors 9 [Independent Directors 5]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	17920	0	27-Feb-2009	27-Feb-2009

DBS GROUP HOLDINGS LTD, SINGAPORE
Security	Y20246107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	08-Apr-2009
ISIN	SG1L01001701		Agenda	701851330 - Management
City	SINGAPORE		Holding Recon Date	06-Apr-2009
Country	Singapore		Vote Deadline Date	30-Mar-2009
SEDOL(s)	5772014 - 5783696 - 6175203 - B01DFX5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the Directors' report and audited accounts for the YE 31 DEC 2008 and the Auditors' report thereon		Management	For	For
2.	Declare a one-tier tax exempt final dividend of 14 cents per ordinary share, for the YE 31 DEC 2008		Management	For	For
3.A	Approve to sanction the amount of SGD 1,475,281 proposed as Director's fees for 2008		Management	For	For
3.B	Approve to sanction the amount of SGD 2,000,000 proposed as special remuneration for Mr. Koh Boon Hwee for 2008		Management	For	For
4.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration		Management	For	For
5.A	Re-elect Mr. Koh Boon Hwee as a Director, who are retiring under Article 95 of the Company's Articles of Association		Management	For	For
5.B	Re-elect Mr. Christopher Cheng Wai Chee as a Director, who are retiring under Article 95 of the Company's Articles of Association		Management	For	For
6.A	Re-elect Mr. Richard Daniel Stanley, as a Director, who are retiring under Article 101 of the Company's Articles Association		Management	For	For
6.B	Re-elect Ms. Euleen Goh Yiu Kiang, as a Director, who are retiring under Article 101 of the Company's Articles Association		Management	For	For
6.C	Re-elect Dr. Bart Joseph Broadman, as a Director, who are retiring under Article 101 of the Company's Articles Association		Management	For	For
7.	Re-appoint Mr. Andrew Robert Fowell Buxton as a Director pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM the Company		Management	For	For
8.A
Authorize the Board of Directors of the Company to a] allot and issue from time to time such number of ordinary shares in the capital of the Company [DBSH ordinary shares] as may be
required to be issued pursuant to the exercise of options under the
DBSH share option plan; and b] offer and grant awards in
accordance with the provisions of the DBSH share plan and to allot and issue from time to time such number of DBSH ordinary shares as may be required to be issued pursuant to the vesting of awards under the DBSH share plan, provided always that the
aggregate number of new DBSH ordinary shares to be issued
pursuant to the exercise of options granted under the DBSH share option plan and the vesting of awards granted or to be granted under the DBSH share plan shall not exceed 7.5% of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time
			Management	For	For
8.B
Authorize the Directors of the Company to a] [i] issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or [ii] make or grant offers, agreements or options [collectively, "Instruments"] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons
			Management	For	For

as the Directors may in their absolute discretion deem fit; and [b]
[notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this Resolution was in force, provided that [1] the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this Resolution] does not exceed 50% of the total number of
issued shares [excluding treasury shares] in the capital of the
Company [as calculated in accordance with paragraph [2] below], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of instruments made or granted pursuant to this resolution] does not exceed 10% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with paragraph [2]
below]; [2] [subject to such manner of calculation and adjustments as may be prescribed by the Singapore Exchange Securities
Trading Limited [SGX-ST]] for the purpose of determining the aggregate number of shares that may be issued under paragraph
[1] above, the percentage of issued shares shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this resolution is passed, after adjusting for [i] new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this
resolution is passed; and [ii] any subsequent bonus issue,
consolidation or subdivision of shares; [3] in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the listing manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held]

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	262083	0	27-Mar-2009	27-Mar-2009

DBS GROUP HOLDINGS LTD, SINGAPORE
Security	Y20246107		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	08-Apr-2009
ISIN	SG1L01001701		Agenda	701859576 - Management
City	SINGAPORE		Holding Recon Date	06-Apr-2009
Country	Singapore		Vote Deadline Date	31-Mar-2009
SEDOL(s)	5772014 - 5783696 - 6175203 - B01DFX5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Authorize the Directors for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares in the
capital of DBSH [ordinary shares] not exceeding in aggregate the maximum percentage [as specified], at such price or prices as may be determined by the Directors from time to time up to the maximum price [as specified], whether by way of: [i] market
purchase[s] on the Singapore Exchange Securities Trading
Limited [SGX-ST] transacted through the Central Limit Order Book trading system and/or any other securities exchange on which the ordinary shares may for the time being be listed and quoted [Other
Exchange]; and/or [ii] off-market purchase[s] [if effected otherwise than on the SGX-ST or, as the case may be, other exchange] in accordance with any equal access scheme[s] as may be
determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, other exchange as may for the time being be applicable, [the share purchase mandate]; [Authority expires the earlier of the date on which the next AGM of DBSH is held and the date by which the next AGM of DBSH is required by law to be held]; and to complete and do all such acts and things [including executing such
documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions
contemplated and/or authorized by this resolution
			Management	For	For
2.
Approve, pursuant to Rule 14.1 of the rules of the DBSH Share
Plan [the Plan] and further to the ordinary resolution passed by the
Company in general meeting on 21 APR 2003, the extension of
the duration of the Plan for a further period of 10 years from 18
SEP 2009 up to 17 SEP 2019; and amend the Rule 8.1 of the
Plan as specified
			Management	For	For
S.3	Amend the Articles of Association		Management	For	For
4.
Authorize the Directors of the Company, contingent upon the
passing of Resolution 3, pursuant to Section 161 of the
Companies Act, to allot and issue from time to time such number of new ordinary shares, new NRPS [as specified] and new RPS
[as specified] in the Company as may be required to be allotted and issued pursuant to the DBSH Scrip Dividend Scheme [as
specified]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	262083	0	27-Mar-2009	27-Mar-2009

SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
Security	806857108	Meeting Type	Annual
Ticker Symbol	SLB	Meeting Date	08-Apr-2009
ISIN	AN8068571086	Agenda	933013865 - Management
City	Holding Recon Date	18-Feb-2009
Country	United States	Vote Deadline Date	07-Apr-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	P. CAMUS	For	For
2	J.S. GORELICK	For	For
3	A. GOULD	For	For
4	T. ISAAC	For	For
5	N. KUDRYAVTSEV	For	For
6	A. LAJOUS	For	For
7	M.E. MARKS	For	For
8	L.R. REIF	For	For
9	T.I. SANDVOLD	For	For
10	H. SEYDOUX	For	For
11	L.G. STUNTZ	For	For
02	PROPOSAL TO ADOPT AND APPROVE OF FINANCIALS AND DIVIDENDS.	Management	For	For
03	PROPOSAL REGARDING A STOCKHOLDER ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	Shareholder	Against	For
04	PROPOSAL TO APPROVE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	73200	0	01-Apr-2009	01-Apr-2009

L'OREAL S.A., PARIS
Security	F58149133		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	16-Apr-2009
ISIN	FR0000120321		Agenda	701843016 - Management
City	TBA		Holding Recon Date	08-Apr-2009
Country	France		Vote Deadline Date	06-Apr-2009
SEDOL(s)	4057808 - 4067089 - 4084282 - 4534787 - 7164619 - B033469 - B10LP48 - B23V2F2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
	PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.		Non-Voting
O.1
Receive the reports of the Board of Directors and the Auditors and approve the Company's financial statements for the YE in 2008, as presented, showing net profits of EUR 1,552,103,144.44,
against EUR 2,822,429,471.46 for the YE in 2007
			Management	For	For
O.2	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the FYE in 2008, in the form presented to the meeting		Management	For	For
O.3
Approve the recommendations of the Board of Directors and
resolves that the in come for the FY be appropriated as follows:
legal reserve: Nil dividends: EUR 861,761,102.40 the balance to the other reserves account: EUR 690,342,041.74 the share
holders will receive a net dividend of EUR 1.44 per share, and will entitle to the 40% deduction provided by the French Tax Code;
this dividend will be paid on 24 APR 2009; the amount of
distributable profits corresponding to shares held by the Company shall be allocated to the ordinary reserve account , as required by
Law, it is reminded that, for the last 3 financial years, the dividends paid, were as follows: EUR 1.00 for FY 2005 EUR 1.18 for FY 2006 EUR 1.38 for FY 2007
			Management	For	For
O.4
Approve the special report of the Auditors on agreements
governed by Article L. 225-40 of the French Commercial Code, takes note that there was no new agreement or commitment
during the FYE 31 DEC 2008 and takes note of the information concerning the agreements entered into and commitments taken for the last fiscal years
			Management	For	For
O.5	Approve the subject to the approval of the Resolution number 15, the shareholders' meeting renews the appointment of Mr. Werner Bauer as a Director for a 3-year period		Management	For	For
O.6	Approve to renew the appointment of Mrs. Francoise Bett Encourt Meyers as a Director for a 4- year period		Management	For	For
O.7	Approve the renew the appointment of Mr. Peter Brabeck- Letmathe as a Director for a 4-year period		Management	For	For

O.8	Approve to subject to the adoption of the Resolution number 15, to renew the appointment of Mr. Jean-Pierre Meyers as a Director for a 3-year period		Management	For	For
O.9	Approve to renew the appointment of Mr. Louis Schweitzer as a Director for a 4-year period		Management	For	For
O.10
Authorize the Board of Directors to trade in the Company's shares on the stock market, subject to the conditions specified below:
maximum purchase price: EUR 130.00, maximum number of
shares to be acquired: 10% of the number of shares comprising the Company capital, i.e. 59,844,521 shares, maximum funds
invested in the share buybacks: EUR 7,800,000,000.00; [Authority is given for an 18-month period]; grant delegates all powers to the
Board of Directors to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.11
Authorize the Board of Directors in order to increase the share capital, in 1 or more occasions, up to a maximum nominal amount of EUR 55,310,958.00 by way of issuing, with preferred
subscription rights maintained, ordinary shares in the company, by way of capitalizing reserves, profits, premiums or other means, provided that such capitalization is allowed by Law and under the by Laws, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares; [Authority expires for a 26-month period] it supersedes any and all earlier
delegations to the same effect
			Management	For	For
E.12
Authorize the Board of Directors all powers to grant, in 1 or more transactions, to the Employees or Corporate Officers of the
Company and related companies, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 2% of the share capital; [Authority expires for a 26-month period]; the options granted to the Corporate Officers shall not represent more than 10% of the total allocations carried out by the Board of
Directors during this period of 26 months; grant delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities; this delegation of powers supersedes the fraction unused of any and all earlier delegations to the same effect
			Management	For	For
E.13
Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing or future shares, in favour of the Employees of the Company and related Companies; they may not represent
more than 0.20% of the share capital; [Authority expires for a 26-
month period]; grant delegates all powers to the Board of
Directors to take all necessary measures and accomplish all
necessary formalities
			Management	For	For
E.14
Authorize the Board of Directors to increase the share capital, on
1 or more occasions, at its sole discretion, by way of issuing shares in favour of Employees, or former Employees, of the
Company or related Companies, who are Members of a Company
Savings Plan; [Authority expires for a 26-month period] and for a nominal amount that shall not exceed EUR 1,196,890.42 by
issuing 5,984,452 new shares; the shareholders' meeting decides to cancel the shareholders' preferential subscription rights in favour of beneficiaries mentioned above; grant delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.15	Amend Article 8 indent 2 of the Bylaws, regarding the duration of the term of office of the Directors		Management	Against	Against
Comments-We choose to vote against item 15 because the implementation of a staggered board is not in the best interests of shareholders.
E.16	Amend Article 15a-3 of the Bylaws		Management	Against	Against

Comments-We choose to vote against item 16 because a preferential dividend acts a disincentive to new shareholders and will not benefit us.
E.17	Grant authority for filing of required documents/other formalities		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	59470	0	23-Mar-2009	23-Mar-2009

SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
Security	F86921107		Meeting Type	MIX
Ticker Symbol			Meeting Date	23-Apr-2009
ISIN	FR0000121972		Agenda	701897312 - Management
City	RUEIL MALMAISON		Holding Recon Date	17-Apr-2009
Country	France		Vote Deadline Date	10-Apr-2009
SEDOL(s)	4834108 - 5395875 - 7165463 - B030QQ4 - B0439Z2 - B11BPS1		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
O.1	Approve the financial statements and statutory reports		Management	For	For
O.2	Approve the consolidated financial statements and statutory reports		Management	For	For
O.3	Approve the allocation of income and dividends of EUR 3.45 per share		Management	For	For
O.4	Approve the Auditors special report regarding related party transactions		Management	For	For
O.5	Approve the transaction with Mr. Jean Pascal Tricoire regarding Pension Scheme and Severance Payment		Management	For	For
O.6	Grant authority to repurchase of up to 10% of issued share capital		Management	For	For
O.7	Ratify the Change of Registered Office to 35, Rue Joseph Monier, 92500 Rueil Malmaison and amend Article 5 of Bylaws accordingly		Management	For	For
E.8	Approve to update the corporate purpose and amend Article 2 of Bylaws accordingly		Management	For	For
E.9	Approve the share ownership disclosure threshold		Management	For	For
E.10	Grant authority for the issuance of equity or equity linked securities with preemptive rights up to aggregate nominal amount of EUR 800 million		Management	For	For
E.11	Grant authority for the issuance of equity or equity linked securities without preemptive rights up to aggregate nominal amount of EUR 360 million		Management	For	For
E.12	Authorize the Board to increase the capital in the event of additional demand related to delegation submitted to shareholder vote above		Management	For	For
E.13	Grant authority to increase the capital for future exchange offers		Management	For	For
E.14	Grant authority up to 3% of issued capital for use in Stock Option Plan		Management	For	For
E.15	Grant authority up to 1% of issued capital for use in Restricted Stock Plan		Management	For	For
E.16	Approve the Employee Stock Purchase Plan		Management	For	For

E.17	Approve the Stock Purchase Plan reserved for International Employees		Management	For	For
E.18	Approve the reduction in share capital via cancellation of repurchased shares		Management	For	For
E.19	Grant authority for the filing of required documents/other formalities		Management	For	For
A.	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: Approve the limit of remuneration of the Supervisory Board Members at the aggregate amount of EUR 600,000		Shareholder	For	Against

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 540645 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	56450	0	15-Apr-2009	15-Apr-2009

NOKIA CORPORATION
Security		654902204		Meeting Type	Annual
Ticker Symbol		NOK		Meeting Date	23-Apr-2009
ISIN		US6549022043		Agenda	933002088 - Management
City				Holding Recon Date	17-Feb-2009
Country		Finland		Vote Deadline Date	31-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
07	ADOPTION OF THE ANNUAL ACCOUNTS.			Management	For	For
08	RESOLUTION ON THE USE OF THE PROFIT SHOWN ON THE BALANCE SHEET AND THE PAYMENT OF DIVIDEND.			Management	For	For
09	RESOLUTION ON THE DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.			Management	For	For
10	RESOLUTION ON THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS.			Management	For	For
11	RESOLUTION ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS.			Management	Against	Against
Comments-We choose to vote against increasing board size with no perceived benefit.
12	DIRECTOR			Management
Comments-We choose to vote against increasing board size with no perceived benefit.
	1	GEORG EHRNROOTH			Withheld	Against
	2	LALITA D. GUPTE			Withheld	Against
	3	BENGT HOLMSTROM			Withheld	Against
	4	HENNING KAGERMANN			Withheld	Against
	5	OLLI-PEKKA KALLASVUO			Withheld	Against
	6	PER KARLSSON			Withheld	Against
	7	JORMA OLLILA			Withheld	Against
	8	MARJORIE SCARDINO			Withheld	Against
	9	RISTO SIILASMAA			Withheld	Against
	10	KEIJO SUILA			Withheld	Against
	11	ISABEL MAREY-SEMPER			Withheld	Against
13	RESOLUTION ON THE REMUNERATION OF THE AUDITOR.			Management	For	For
14	ELECTION OF AUDITOR.			Management	For	For
15	AUTHORIZING THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE THE COMPANY'S OWN SHARES.			Management	For	For
17
MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT THE
DEPOSITARY TO GIVE A PROXY TO LEENA SIIRALA OR ESA
NIINIMAKI, BOTH LEGAL COUNSELS OF NOKIA
CORPORATION, TO VOTE, IN THEIR DISCRETION, ON YOUR
BEHALF ONLY UPON ITEM 17.
				Management	Against
Comments-We choose to vote against this item due to its ambiguity and lack of disclosure by the company.
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2		837	240700	0	20-Mar-2009	20-Mar-2009

NESTLE S.A.
Security	641069406		Meeting Type	Annual
Ticker Symbol	NSRGY		Meeting Date	23-Apr-2009
ISIN	US6410694060		Agenda	933021711 - Management
City			Holding Recon Date	13-Mar-2009
Country	Switzerland		Vote Deadline Date	14-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	APPROVAL OF THE 2008 ANNUAL REPORT, FINANCIAL STATEMENTS OF NESTLE S.A. AND CONSOLIDATED FINANCIAL STATEMENTS OF THE NESTLE GROUP.*		Management	For	For
1B	ACCEPTANCE OF THE 2008 COMPENSATION REPORT (NON- BINDING ADVISORY VOTE).		Management	For	For
02	RELEASE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND OF THE MANAGEMENT.		Management	For	For
03	APPROPRIATION OF PROFITS RESULTING FROM THE BALANCE SHEET OF NESTLE S.A. (PROPOSED DIVIDEND) FOR THE FINANCIAL YEAR 2008.		Management	For	For
4A1	RE-ELECTION TO THE BOARD OF DIRECTORS: MR. DANIEL BOREL		Management	For	For
4A2	RE-ELECTION TO THE BOARD OF DIRECTORS: MS. CAROLINA MULLER-MOHL		Management	For	For
4B	ELECTION OF THE STATUTORY AUDITORS KPMG S.A., GENEVA BRANCH (FOR A TERM OF ONE YEAR).		Management	For	For
05	CAPITAL REDUCTION (BY CANCELLATION OF SHARES).		Management	For	For
06	MARK THE "FOR" BOX TO THE RIGHT IF YOU WISH TO GIVE A PROXY TO INDEPENDENT REPRESENTATIVE, MR. JEAN- LUDOVIC HARTMAN		Management	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	186650	0	03-Apr-2009	03-Apr-2009

ATLAS COPCO AB, NACKA
Security	W10020118		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2009
ISIN	SE0000101032		Agenda	701865199 - Management
City	STOCKHOLM		Holding Recon Date	21-Apr-2009
Country	Sweden		Vote Deadline Date	16-Apr-2009
SEDOL(s)	0061137 - 4050971 - 5877180 - 7527256 - 7527353 - B00HXS9 - B08HBT8 - B08ZTH6 - B08ZV36 - B09MX96 - B1QGR41 - B1XHL89 - B1XHLF6 - B1XJL63 - B28F6M4		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.		Non-Voting
1.	Opening of the meeting and election of Mr. Sune Carlsson as the Chairman of th-e meeting		Non-Voting
2.	Preparation and approval of the voting list		Non-Voting
3.	Approval of the agenda		Non-Voting
4.	Election of 1 or 2 persons to approve the minutes		Non-Voting
5.	Determination of whether the meeting has been properly convened or not		Non-Voting
6.	Present the annual report and the Auditor's report as well as the consolidated-annual report and the consolidated Auditor's report		Non-Voting
7.	The President's speech and questions from shareholders to the Board of Directo-rs and the Management		Non-Voting
8.	Receive the report on the functions of and work performed by the Board of Dire-ctors and its Audit Committee		Non-Voting
9.A	Approve the profit and loss account and the balance sheet as well as the consolidated profit and loss account and the consolidated balance sheet as well as the presentation by the Auditor		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.B	Grant discharge, from liability, to the Board Members and the President		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.C	Approve a dividend for 2008 at SEK 3.00 per share according to the approved balance sheet		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.D	Approve 30 APR 2009 as the record day for the dividend, and the dividend is expected to be distributed by Euroclear Sweden AB on 06 MAY 2009		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve to determine the number of Board Members 9		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.
Re-elect Messrs. Sune Carlsson, Jacob Wallenberg, Staffan
Bohman, Christel Bories, Johan Forssel, Ulla Litzen, Anders Ullberg and Margareth Ovrum as the Board Members; elect Mr. Ronnie Leten as the new Member of the Board; and Mr. Sune Carlsson as the Chairman and Mr. Jacob Wallenberg as the Vice Chairman of the Board of Directors
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

12.
Approve the fees as follows: SEK 1,500,000 to the Chairman, SEK 550,000 to the Vice Chairman and SEK 450,000 to each other Board Member not employed by the Company, a fee to the Members of the Audit Committee of SEK 170,000 to the Chairman and SEK 110,000 to the other 2 Members, a fee to each of the 3 Members of the Remuneration Committee of SEK 60,000; a fee of SEK 60,000 to each Board Member who, in addition to the above, participates in a Committee in accordance with a decision of the Board of Directors; each nominated Board Member shall have the right to receive a part of the Board fee in the form of synthetic shares and the rest in cash and to receive the whole fee in cash; the total Board fees amounts to SEK 4,750,000 of which SEK 2,375,000 can in the form in synthetic shares; and authorize the Board, until the next AGM, to decide on the acquisition of shares in the Company at one or more occasions in accordance with the following: a) acquisition of not more than 70,000 series A shares; b) the shares may only be acquired on NASDAQ OMX Stockholm; and c) the shares may only be acquired at a price per share within the registered trading interval at any given point in time
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.A	Approve the guiding principles for remuneration for the Senior Executives		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.B	Approve the performance stock option plan for 2009		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.C
Authorize the Board, until the next AGM, to decide on the
acquisition of shares in the Company at one or more occasions in accordance with the following: a) acquisition of not more than 5,500,000 series A shares; b) the shares may only be acquired on NASDAQ OMX Stockholm; and c) the shares may only be acquired at a price per share within the registered trading interval at any given point in time; and approve to transfer the shares in the Company in relation to the Company's personnel option program as specified
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.
Authorize the Board, until the next AGM, to sell a maximum 1,445,000 series B shares, currently kept by the Company for this purpose, to cover costs, primarily cash settlements and social charges that may be incurred in connection with the exercise of rights under the 2006 and 2007 performance stock option plans; the sale shall take place on NASDAQ OMX Stockholm at a price within the registered price interval at any given time
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Approve the proposal regarding Nomination Committee		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.
Approve the proposal regarding a conditional change of the Articles of Association; and that the decision regarding the change of the Articles of Association shall be conditioned of the fact that a change of the Swedish Companies Act [SFS 2005:551] as to the notice to a general meeting entered into force and which change has the effect to that the proposed wordings of Section 9 Sub-paragraph 1, above is in compliance with the (changed) Swedish Company Act
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Closing of the meeting		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	464600	0	02-Apr-2009	02-Apr-2009

ALLIANZ SE, MUENCHEN
Security	D03080112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	DE0008404005		Agenda	701857015 - Management
City	MUENCHEN		Holding Recon Date	27-Apr-2009
Country	Germany		Vote Deadline Date	15-Apr-2009
SEDOL(s)	0018490 - 0048646 - 5231485 - 5242487 - 5479531 - 5766749 - 7158333 - B030T87 - B1FVBS9		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU.
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the approved Annual Financial Statements and the approved Cons-olidated Financial Statements as of and for the fiscal year ended December 31,-2008, and of the Management
Reports for Allianz SE and for the Group, the Exp-lanatory Report on the information pursuant to paragraph 289 (4), paragraph 31-5
(4) of the German Commercial Code (Handelsgesetzbuch) as well as the Report-of the Supervisory Board for the fiscal year 2008
Non-Voting
2.	Appropriation of net earnings		Management	For	For
3.	Approval of the actions of the members of the Management Board		Management	For	For
4.	Approval of the actions of the members of the Supervisory Board		Management	For	For
5.	By-election to the Supervisory Board		Management	For	For
6.	Authorization to acquire treasury shares for trading purposes		Management	For	For
7.	Authorization to acquire and utilize treasury shares for other purposes		Management	For	For
8.	Authorization to use derivatives in connection with the acquisition of treasury shares pursuant to Paragraph 71 (1) no. 8 of the German Stock Corporation Act (Aktiengesetz)		Management	For	For
9.	Amendment to the Statutes in accordance with Paragraph 67 German Stock Corporation Act (Aktiengesetz)		Management	For	For
10.A	Other amendments to the Statutes: Cancellation of provisions regarding the first Supervisory Board		Management	For	For
10.B	Other amendments to the Statutes: Anticipatory resolutions on the planned Law on the Implementation of the Shareholder Rights Directive (Gesetz zur Umsetzung der Aktionaersrechterichtlinie)		Management	For	For
11.	Approval of control and profit transfer agreement between Allianz SE and Allianz Shared Infrastructure Services SE		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	63200	0	14-Apr-2009	14-Apr-2009

IMPERIAL OIL LIMITED
Security	453038408		Meeting Type	Annual
Ticker Symbol	IMO		Meeting Date	30-Apr-2009
ISIN	CA4530384086		Agenda	933010376 - Management
City			Holding Recon Date	02-Mar-2009
Country	Canada		Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	PRICEWATERHOUSECOOPERS LLP BE REAPPOINTED AS AUDITORS OF THE COMPANY.		Management	For	For
02	DIRECTOR		Management
1	KRYSTYNA T. HOEG			For	For
2	BRUCE H. MARCH			For	For
3	JACK M. MINTZ			For	For
4	ROBERT C. OLSEN			For	For
5	ROGER PHILLIPS			For	For
6	PAUL A. SMITH			For	For
7	SHEELAGH D. WHITTAKER			For	For
8	VICTOR L. YOUNG			For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	120290	0	21-Apr-2009	21-Apr-2009

BANK POLSKA KASA OPIEKI SA
Security	064451206		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	05-May-2009
ISIN	US0644512065		Agenda	701913510 - Management
City	TBA		Holding Recon Date	30-Apr-2009
Country	Poland	Blocking	Vote Deadline Date	21-Apr-2009
SEDOL(s)	4640048 - B01TQZ2 - B062X44		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the OGM		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Chairman of the OGM		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the concluding correctness of convening the OGM and its capacity to adopt binding resolutions		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect the voting Commission		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Adopt the agenda		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the Management Board's report on the activity of the Bank in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the financial statements of the Bank for 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the Management Board's report on the activity of the Bank's capital Group in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the consolidated financial statements of the Bank's capital Group for 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the motion of the Management Board on distribution of the Bank's net profit for 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.
Approve the report of the Bank's Supervisory Board on its activity in 2008 and the results of review of the reports on the activity of the Bank and of the Bank's capital Group in 2008, financial statements of the Bank and of the Bank's capital Group for 2008 as well as the motion of the Management Board on distribution of the Bank's net profit for 2008
			Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.1	Approve the Management Board's report on the activity of the Bank in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.2	Approve the financial statements of the Bank for 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.3	Approve the Management Board's report on the activity of the Bank's capital Group in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.4	Approve the consolidated financial statements of the Bank's capital Group for 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.5	Approve the distribution of the Bank's net profit for 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.6	Approve the report of the Bank's Supervisory Board on its activity in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.7	Approve the performance of duties by Members of the Supervisory Board in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.8	Approve the performance of duties by Members of the Management Board in 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Appoint the Members of the Supervisory Board of Bank Pekao SA for new common term of Office		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

14.	Approve the motion and amend the statute of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Approve to establish the uniform text of the statute of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Approve the motion and amend the rules of procedure of the general meetings of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve to establish the uniform text of the rules of procedure of the general meetings of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Closing of the meeting		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	47560	0	23-Apr-2009	23-Apr-2009

ALCON, INC.
Security	H01301102		Meeting Type	Annual
Ticker Symbol	ACL		Meeting Date	05-May-2009
ISIN	CH0013826497		Agenda	933029147 - Management
City			Holding Recon Date	19-Mar-2009
Country	Switzerland		Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE 2008 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE 2008 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC. AND SUBSIDIARIES		Management	For	For
02	APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2008		Management	For	For
03	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS FOR THE FINANCIAL YEAR 2008		Management	For	For
04	ELECTION OF KPMG AG, ZUG, AS GROUP AND PARENT COMPANY AUDITORS		Management	For	For
05	ELECTION OF OBT AG, ZURICH, AS SPECIAL AUDITORS		Management	For	For
6A	ELECTION TO THE BOARD OF DIRECTORS: KEVIN BUEHLER		Management	For	For
6B	ELECTION TO THE BOARD OF DIRECTORS: PAUL BULCKE		Management	For	For
6C	ELECTION TO THE BOARD OF DIRECTORS: JOAN MILLER, M.D.		Management	For	For
6D	ELECTION TO THE BOARD OF DIRECTORS: HERMANN WIRZ		Management	For	For
07	APPROVAL OF SHARE CANCELLATION		Management	For	For
08	EDITORIAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	44070	0	21-Apr-2009	21-Apr-2009

ALCON, INC.
Security	H01301102		Meeting Type	Annual
Ticker Symbol	ACL		Meeting Date	05-May-2009
ISIN	CH0013826497		Agenda	933061638 - Management
City			Holding Recon Date	15-Apr-2009
Country	Switzerland		Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE 2008 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE 2008 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC. AND SUBSIDIARIES		Management	For	For
02	APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2008		Management	For	For
03	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS FOR THE FINANCIAL YEAR 2008		Management	For	For
04	ELECTION OF KPMG AG, ZUG, AS GROUP AND PARENT COMPANY AUDITORS		Management	For	For
05	ELECTION OF OBT AG, ZURICH, AS SPECIAL AUDITORS		Management	For	For
6A	ELECTION TO THE BOARD OF DIRECTORS: KEVIN BUEHLER		Management	For	For
6B	ELECTION TO THE BOARD OF DIRECTORS: PAUL BULCKE		Management	For	For
6C	ELECTION TO THE BOARD OF DIRECTORS: JOAN MILLER, M.D.		Management	For	For
6D	ELECTION TO THE BOARD OF DIRECTORS: HERMANN WIRZ		Management	For	For
07	APPROVAL OF SHARE CANCELLATION		Management	For	For
08	EDITORIAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	44070	0	23-Apr-2009	23-Apr-2009

L'AIR LIQUIDE, PARIS
Security	F01764103		Meeting Type	MIX
Ticker Symbol			Meeting Date	07-May-2009
ISIN	FR0000120073		Agenda	701819279 - Management
City	PARIS		Holding Recon Date	01-May-2009
Country	France		Vote Deadline Date	24-Apr-2009
SEDOL(s)	4011406 - 4011484 - 7163832 - B01DBK4 - B03XPC2 - B0YLS71 - B1W3FC0 - B1YXBJ7 - B1YXBN1 - B1YXQ70		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.    The following-applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediari-es, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Glo-bal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative.
Non-Voting
PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D ""AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST" VOTE.			Non-Voting
O.1	Receive the reports of the Board of Directors and the Auditors and approve the Company's financial statements for the YE 31 DEC 2008, as presented showing net income of EUR 695,133,673.00		Management	For	For
O.2	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the said FY in the form presented to the meeting		Management	For	For
O.3
Approve the income for the FY: EUR 695,133,673.00 legal
reserve, EUR 10,243,183.00 retained earnings: EUR
298,208,024.00, distributable income: EUR 983,098,514.00 and the recommendations of the Board of Directors and resolves that the distributable income for the FY be appropriated as follows:
retained earnings: EUR 381,069,942.00, dividends: EUR
602,028,572.00 and receive a net dividend of EUR 2.25 per share, and will entitle to the 40% deduction provided by the French tax code, this dividend will be paid on 18 MAY 2009 as required By
Law, it is reminder that, for the last 3 FY's the dividends paid, were as follows: ordinary dividend: EUR 3.85 and EUR 0.38 for the loyalty dividend for FY 2005, dividends entitled to the 40%
deduction provided by the French Tax code ordinary dividend:
EUR 4.00 and EUR 0.40 for the loyalty dividend for FY 2006,
dividends entitled to the 40% deduction provided by the French
Tax Code ordinary dividend: EUR 2.25 and EUR 0.22 for the
loyalty dividend for FY 2007, dividends entitled to the 40%
deduction provided by the French Tax Code; A 10% dividend
increase, I.E EUR 0.22 per share of a par value EUR 5.50 is
granted to the registered shares existing on 31 DEC 2006 till 18
MAY 2009, this dividends is entitled to the 40% to deduction provided by the French Tax code; total amount of the dividend increase for the 67,969,494 shares registered existing on 31 DEC
2006 till 31 DEC 2008; EUR 14,953,289.00
			Management	For	For
O.4
Authorize the Board of Director's to buy back the Company's
shares on the open market, subject to the conditions described below: maximum purchase price: EUR 165.00 per share of a par value of EUR 5.50, maximum number of shares to be acquired:
10% of the share capital, I.E.26,092,234 shares, maximum funds invested in the share buybacks: EUR 4,305,218,610.00; [authority expires at the end of the 18- month period] it supersedes the fraction unused of the authorization granted by the ordinary shareholder's meeting of 07 MAY 2008; and to take all necessary measures and accomplish all necessary formalities
			Management	For	For

O.5	Approve the renews the a appointment of Mr. Thierry Desmarest as Director for a 4 year period		Management	For	For
O.6	Approve the renews the appointment of Mr. Alain Joly as Director for a 4 year period		Management	For	For
O.7	Approve the renews the appointment of Mr. Thierry Peugeot as Director for a 4 year period		Management	For	For
O.8	Receive the special report of the Auditors on agreement governed by Article L.225-38 of the French Commercial Code, regarding BNP PARIBAS approves said report and the agreement referred to therein		Management	For	For
O.9
Receive the special report of the Auditors on agreement governed by Articles L.225-38 and L.225-42-1 of the French Commercial
Code regarding Mr. Benoit Potier approves said report and the agreement referred to therein
			Management	For	For
O.10
Receive the special report of the Auditors on agreement governed by Articles L.225-38 and L.225-42-1 of the French Commercial
Code regarding Mr. Klaus Schmieder approves said report and
the agreement referred to therein
			Management	For	For
O.11
Receive the special report of the Auditors on agreement governed by Articles L.225-38 and L.225-42-1 of the French Commercial
Code regarding Mr. Pierre Dufour approves said report and the agreement referred to therein
			Management	For	For
E.12
Authorize the Board of Directors to reduce the Share Capital on 1 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with the authorization given by present shareholders and the ones dated
07 MAY 2008 and 09 MAY 2007, up to a maximum of 10 % of the
Share Capital over a 24 month period; [authority expires at the end of the 24-month period] it superseded the authorization
granted by the EGM of 07 MAY 2008 in its resolution number 14, and to take all necessary formal and accomplish all the formalities
			Management	For	For
E.13
Authorize the Board of Directors in 1 or more issues, with the issuance of subscription warrants in the event of a public
exchange offer, allocated free of charge to the Company's
shareholders, Consequently, to increase the capital by a
maximum nominal value of EUR 717,600,000.00, to take all
necessary measures and accomplish all necessary formalities,
[authority expires at the end of the 18-month period] and
supersedes the one granted by the EGM of 07 MAY 2008 in its
resolution number 15
			Management	For	For
E.14
Authorize the Board of Directors to increase on 1 or m ore
occasions, in France or Abroad, the share capital up to maximum nominal amount of EUR 350,000,000.00 by issuance, with the
shareholder's preferred subscription rights maintained of shares or securities given access to the capital, [authority given for a 26-
month period], it cancels and replaces all earlier authorization to the same effect, including that granted by the shareholder's meeting of 07 MAY 2008 in its resolution number 16, to take all necessary measures and accomplish all necessary formalities
			Management	For	For
E.15
Authorize the Board of Directors to increases the number of
securities to be issued in the event of a capital increase with shareholders preferential subscription rights maintained, at the same price as the initial issue, within 30 days of the closing of the subscription period and upto a maximum of 15% the initial issue, this amount shall count against the overall ceiling set forth in resolution number 14; [authority granted for a 26-month period]
			Management	For	For

E.16
Authorize the Board of Directors to increase the share capital, on
1 or more occasions, in favour of members of a Company or
group savings plan, [authority given for a 26- month period] and for a nominal amount that shall not exceed EUR 30,250,000.00,
I.E. a maximum of 5,500,000 shares , the amount of the capital increases carried out accordingly with the present resolution and the resolution number 17 shall not exceed EUR 30,250,000.00 the amount of the capital increase shall count against the overall value set forth in resolution number 14, to cancel the shareholders preferential subscription rights in favour of the beneficiaries above mentioned, to take all necessary measures and accomplish all necessary formalities this delegation supersedes the fraction unused of the one granted by the EGM 07 MAY 2008 in its
resolution number 19
			Management	For	For
E.17
Authorize the Board of Directors to increase on one or more
occasions, in France or Abroad, the share capital up to a
maximum nominal amount of EUR 30,250,000.00, by issuance, of ordinary shares, securities in favour of a category of beneficiaries, this amount shall count against the overall value set forth in resolution number 14; [authority has given for an 18 month
period], it supersedes the fraction unused of the delegation granted by EGM of 07 MAY 2008 in its resolution number 20 to take all necessary measures and accomplish all necessary
formalities
			Management	For	For
O.18	Grant authority to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	82102	0	21-Apr-2009	21-Apr-2009

STANDARD CHARTERED PLC
Security	G84228157		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	07-May-2009
ISIN	GB0004082847		Agenda	701867547 - Management
City	LONDON		Holding Recon Date	05-May-2009
Country	United Kingdom		Vote Deadline Date	24-Apr-2009
SEDOL(s)	0408284 - 6558484 - 7032039 - B02TBL2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the report and accounts		Management	For	For
2.	Declare a final dividend of 42.32 US Cents per ordinary share		Management	For	For
3.	Approve the Directors' remuneration report		Management	For	For
4.	Re-elect Mr. Jamie F. T. Dundas as a Non-Executive Director		Management	For	For
5.	Re-elect Mr. Rudolph H. P. Markham as a Non-Executive Director		Management	For	For
6.	Re-elect Ms. Ruth Markland as a Non-Executive Director		Management	For	For
7.	Re-elect Mr. Richard H. Meddings as an Executive Director		Management	For	For
8.	Re-elect Mr. John W. Peace as a Non-Executive Director		Management	For	For
9.	Elect Mr. Steve Bertamini who was appointed as an Executive Director		Management	For	For
10.	Elect Mr. John G. H. Paynter who was appointed as an Non- Executive Director		Management	For	For
11.	Re-appoint KPMG Audit Plc as the Auditors of the Company		Management	For	For
12.	Approve to set the Auditors' fees		Management	For	For
13.
Authorize the Company and its Subsidiaries to make EU Political
Donations to Political Parties or Independent Election Candidates,
to Political Organizations Other than Political Parties and Incur EU
Political Expenditure up to GBP 100,000
			Management	For	For
14.	Approve to increase the authorized share capital		Management	For	For
15.
Authorize the Board to issue equity with Rights up to GBP
316,162,105.50 [Relevant Authorities and Share Dividend
Scheme] and additional amount of GBP 632,324,211 [Rights
Issue] after deducting any securities issued under the relevant authorities and Share Dividend Scheme
			Management	For	For
16.
Approve to extend the Directors' authority to issue equity with pre-
emptive rights up to aggregate nominal amount of USD
189,697,263 pursuant to Paragraph A of Resolution 15 to include the shares repurchased by the Company under authority granted by Resolution 18
			Management	For	For
S.17	Grant authority for the issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of USD 47,424,315.50		Management	For	For
s.18	Grant authority to buyback 189,697,263 ordinary shares for market purchase		Management	For	For
s.19	Grant authority to buyback for market purchase of 477,500 Preference Shares of 5.00 US Cents and 195,285,000 Preference Shares of GBP 1.00		Management	For	For
s.20	Adopt the new Articles of Association		Management	For	For
s.21	Approve to call a general meeting other than AGM on not less than 14 clear days' notice		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF AND-AMOUNTS. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	299810	0	24-Apr-2009	24-Apr-2009

FRESENIUS SE, BAD HOMBURG
Security	D27348123		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	08-May-2009
ISIN	DE0005785604		Agenda	701862648 - Management
City	FRANKFURT AM MAIN		Holding Recon Date	16-Apr-2009
Country	Germany		Vote Deadline Date	24-Apr-2009
SEDOL(s)	4332969 - 4352097 - B07J8S3 - B28H8N5		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 17 APR 2009, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2008 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289[4] and 315[4] of th-e German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distribution profit of EUR
201,810,242.67 as follows: payment of a dividend of EUR 0.70 per ordinary share payment of a dividend of EUR 0.71 per preference share EUR 88,161,179.56 shall be allocated to the revenue
reserves EUR 42,730.64 shall be carried forward ex-dividend and payable date: 11 MAY 2009
			Management	For	For
3.	Ratification of the Acts of the Board of Managing Directors		Management	For	For
4.	Ratification of the Acts of the Supervisory Board		Management	For	For
5.	Appointment of Auditors for the 2009 FY: KPMG AG, Berlin		Management	For	For
6.
Resolution on the creation of a new authorized capital I and the corresponding amendment to the Articles of Association the
existing authorized capital I shall be revoked, the Board of
Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
12,800,000 through t he issue of new ordinary and/or preferred shares against payment in cash, on or before 07 MAY 2014
[authorized capital I], shareholders shall be granted subscription rights except for residual amounts, holders of one class of shares may not subscribe to the other class of shares
			Management	For	For
7.
Resolution on the creation of a new authorized capital ii and the corresponding amendment to the Articles of Association, the
existing authorized capital II shall be revoked, the Board of
Managing Directs shall be authorize d, with the consent of the
Supervisory Board, to increase the Companys share capital by up to EUR 6,400,000 through the issue of new ordinary and/or
preferred shares against payment in cash and/or kind, on or
			Management	For	For

before 07 MAY 2014 [authorized capital II], shareholders shall be granted subscription rights except for residual amounts, for a capital increase against payment in cash if the new shares are issued at a price not materially below their market price, and for a capital increase against payment in kind in connection with
acquisitions, holders of one class of shares may not subscribe to the other class of shares

8.	Separate resolution of the preference shareholders on the creation of a new au-thorized capital I as per item 6		Non-Voting
9.	Separate resolution of the preference shareholders on the creation of a new au-thorized capital II as per item 7		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	66168	0	24-Apr-2009	24-Apr-2009

BUNGE LIMITED
Security	G16962105		Meeting Type	Annual
Ticker Symbol	BG		Meeting Date	08-May-2009
ISIN	BMG169621056		Agenda	933042892 - Management
City			Holding Recon Date	16-Mar-2009
Country	United States		Vote Deadline Date	07-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: OCTAVIO CARABALLO		Management	For	For
1B	ELECTION OF DIRECTOR: FRANCIS COPPINGER		Management	For	For
1C	ELECTION OF DIRECTOR: LARRY G. PILLARD		Management	For	For
1D	ELECTION OF DIRECTOR: ALBERTO WEISSER		Management	For	For
02
TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S
INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2009 AND TO AUTHORIZE THE AUDIT
COMMITTEE OF THE BOARD OF DIRECTORS TO
DETERMINE THE INDEPENDENT AUDITORS' FEES.
			Management	For	For
03	TO APPROVE THE BUNGE LIMITED 2009 EQUITY INCENTIVE PLAN.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	109780	0	04-May-2009	04-May-2009

ERSTE GROUP BANK AG, WIEN
Security	A19494102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-May-2009
ISIN	AT0000652011		Agenda	701913332 - Management
City	VIENNA		Holding Recon Date	08-May-2009
Country	Austria	Blocking	Vote Deadline Date	29-Apr-2009
SEDOL(s)	5289837 - 5369449 - 7440621 - B02Q7J3 - B28H192 - B2PWJ52		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the annual reports, reports of the Managing Board and Supervisory Board for 2008		Management	No Action
2.	Approve to allocate the net income		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the actions of the Board of Directors and Supervisory Board for the FY 2008		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the remuneration of the Supervisory Board		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect the Supervisory Board		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Elect the Auditor for 2010		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the purchase of own shares for the purpose of security trading		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the purchase of own shares for no designated purpose		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the purchase of own participation certificate for the purpose of security trading		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10	Approve the purchase of own participation certificate for no designated purpose		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Authorize the Management Board, with allowance of the Supervisory Board to purchase convertible bonds within the next 5 years, due amendment of the paragraph 8.4 of the Company charter		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Approve to increase the Company capital up to EUR 124,700.000 due paragraph 6.2 of the Company charter		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Amend the Paragraphs 13.4, 15.3, 16.2.3, 15.4, 16.2.4, 16.3.4, 16.3.7 and 26 of the Company charter		Management	No Action	Management did not provide a recommendation	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	136020	0	23-Apr-2009	23-Apr-2009

UNILEVER PLC
Security	G92087165		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-May-2009
ISIN	GB00B10RZP78		Agenda	701868056 - Management
City	LONDON		Holding Recon Date	11-May-2009
Country	United Kingdom		Vote Deadline Date	05-May-2009
SEDOL(s)	B10RZP7 - B156Y63 - B15F6K8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the accounts and balance sheet for the YE 31 DEC 2008, together with the Directors' report and the Auditors' report		Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 DEC 2008 included within the annual report and accounts 2008		Management	For	For
3.	Declare a dividend on the ordinary shares		Management	For	For
4.	Re-elect Mr. J. A. Lawrence as an Executive Director		Management	For	For
5.	Re-elect Mr. P. G. J. M. Polman as an Executive Director		Management	For	For
6.	Re-elect Rt Hon the Lord Brittan of Spennithorne QC, DL as a Non-Executive Director		Management	For	For
7.	Re-elect Professor W. Dik as a Non-Executive Director		Management	For	For
8.	Re-elect Mr. C. E. Golden as a Non-Executive Director		Management	For	For
9.	Re-elect Dr. B. E. Grote as a Non-Executive Director		Management	For	For
10.	Re-elect Mr. N. Murthy as a Non-Executive Director		Management	For	For
11.	Re-elect Ms. H. Nyasulu as a Non-Executive Director		Management	For	For
12.	Re-elect Mr. K. J. Storm as a Non-Executive Director		Management	For	For
13.	Re-elect Mr. M. Treschow as a Non-Executive Director		Management	For	For
14.	Re-elect Mr. J. Van Der Veer as a Non-Executive Director		Management	For	For
15.	Elect Professor L.O. Fresco as a Non-Executive Director		Management	For	For
16.	Elect Ms. A.M. Fudge as a Non-Executive Director		Management	For	For
17.	Elect Mr. P. Walsh as a Non-Executive Director		Management	For	For
18.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the members		Management	For	For
19.	Authorize the Directors to fix the remuneration of the Auditors		Management	For	For
20.
Authorize the Directors, in substitution for any existing authority and pursuant to Section 80 of the Companies Act 1985, to allot relevant securities [Section 80 of the Companies Act 1985] up to an aggregate nominal amount of GBP 13,290,000 [the authorized but unissued share capital]; [Authority expires the earlier of the next AGM of the Company or 30 JUN 2010]; and the Directors
may make allotments during the relevant period which may be
exercised after the relevant period
			Management	For	For
S.21
Authorize the Directors, subject to the passing of the previous
Resolution and pursuant to Section 95 of the Companies Act
1985, to allot equity securities [Section 94 of the Act] for cash pursuant to the authority conferred by the previous resolution or, where such allotment constitutes an allotment equity securities disapplying the statutory pre-emption rights [Section 94(3A) of the
Act], provided that this power is limited to the allotment of equity
			Management	For	For

securities a) in connection with a rights issue, open offer or other offers in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 2,000,000; [Authority expires the earlier of the conclusion of the next AGM of the Company or 30 JUN
2010]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.22
Authorize the Company, pursuant to the Article 65 of the Articles of Association of the Company, to make market purchases
[Section 163(3) of the Companies Act 1985] of up to 131 million shares of 3 1/9 pence each in the capital of the Company, at a minimum price of 3 1/9 pence and not more than 5% above the
average market value for such shares derived from the London
Stock Exchange Daily Official List, over the previous 5 business days; that stipulated by Article 5(1) of the buy-back and
stabilization regulation [EC No. 2273/2003]; [Authority expires the earlier of the conclusion of the next AGM of the Company or 30
JUN 2010]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
			Management	For	For
23.
Authorize the Company, pursuant to the Section 366 of the
Companies Act 2006 [the Act], that are its subsidiaries at any time during the period for which this resolution is effective: (a) make a political donation [as such term is defined in Section 364 of the
Act) to the political parties to which Part 14 of the Act applies, and independent election candidates to whom Part 14 of the Act
applies, not exceeding GBP 100,000 in aggregate in any FY; (b)
make a political donation [as such term is defined in Section 364 of the Act) to the political organizations to which Part 14 of the Act applies, other than political parties to which Part 14 of the Act applies, not exceeding GBP 100,000 in aggregate in any FY; (c) to incur political expenditure [as such term is defined in section 365 of the Act] not exceeding GBP 100,000 in aggregate in any FY, in each case during the period, in each case during the period
beginning with the date of passing this resolution and ending at the conclusion of the next AGM or 30 JUN 2010 [whichever is
earlier]
			Management	For	For
S.24	Approve that a general meeting other than an AGM may be called on not less than 14 days' clear notice		Management	For	For
25.
Authorize the Directors to agree to modify the agreement dated 28
JUN 1946 [as amended by Supplemental Agreements dated 20
JUL 1951, 21 DEC 1981 and 15 MAY 2006] with Unilever N. V. of the Netherlands known as the Equalization Agreement by
replacing the definition of relevant rate of exchange with the following as specified and to make certain other minor
consequently modifications as reflected in the form of Equalization
Agreement Amendment Agreement produced to the meeting and
for the purpose of identification signed by the Chairman thereof
[subject to any non-material changes as may be approved by the
Directors[s] executing the Equalization Agreement Amendment
Agreement]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	152425	0	04-May-2009	04-May-2009

UNILEVER PLC
Security	G92087165		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		13-May-2009
ISIN	GB00B10RZP78		Agenda		701887171 - Management
City	LONDON		Holding Recon Date		11-May-2009
Country	United Kingdom		Vote Deadline Date		06-May-2009
SEDOL(s)	B10RZP7 - B156Y63 - B15F6K8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Authorize the Directors to agree to modify the agreement dated 28
JUNE 1946 [as amended by Supplemental Agreements dated 20
JULY 1951, 21 DEC 1981 and 15 MAY 2006] with Unilever N.V. of the Netherlands known as the Equalization Agreement by
replacing the definition of relevant rate of exchange with the definition: Relevant Rate of Exchange shall mean the rate of exchange as determined by the Dutch Company and the English
Company in such manner as they shall deem appropriate between the currency or currencies in which dividends are to be paid on the
Ordinary share capital of the Dutch Company and the currency or currencies in which dividends are to be paid on the ordinary share capital of the English Company on the day which is 1 day prior to the date on which such dividends are to be declared or resolved to be recommended or if it is not in the opinion of the Dutch
Company and the English Company practicable to determine a
representative rate of exchange on that day on the next earlier day on which it is in their opinion practicable to determine a representative rate of exchange, and to make certain other minor consequential modifications as reflected in the form of
Equalization Agreement Amendment Agreement produced to the
meeting and for the purposes of identification signed by the
Chairman thereof [subject to any non-material changes as may be approved by the Director's executing the Equalization Agreement
Amendment Agreement]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	152425	0	04-May-2009	04-May-2009

LI & FUNG LTD
Security	G5485F144		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-May-2009
ISIN	BMG5485F1445		Agenda	701890104 - Management
City	HONG KONG		Holding Recon Date	05-May-2009
Country	Bermuda		Vote Deadline Date	01-May-2009
SEDOL(s)	4458252 - 6286257 - B01DLN7 - B175XC7		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive and adopt the Audited Consolidated Accounts and reports of the Directors and the Auditors for the YE 31 DEC 2008		Management	For	For
2.	Declare a final dividend of 33 HK cents per share in respect of the YE 31 DEC 2008		Management	For	For
3.a	Re-elect Professor Franklin Warren McFarlan as a Director		Management	For	For
3.b	Re-elect Mr. Spencer Theodore Fung as a Director		Management	For	For
3.c	Re-elect Mr. Martin Tang Yue Nien as a Director		Management	For	For
4.
Approve the remuneration of all the Directors [including the Non-
executive Directors] and the Chairman of the Board of Directors
shall be fixed at HKD 80,000 and HKD 200,000 respectively for the YE 31 DEC 2009 and each subsequent financial year until the
Company in general meeting otherwise determines; and additional remuneration shall be payable to the Non-executive Directors who serve on the Board committees of the Company and such
remuneration be fixed at the levels as shown in the following table for the YE 31 DEC 2009 and each subsequent FY until the
Company in general meeting otherwise determines: Audit
Committee: Chairman HKD 140,000 Member HKD 60,000
Compensation Committee: Chairman HKD 80,000 Member HKD
30,000 Nomination Committee: Chairman HKD 80,000 Member
HKD 30,000
			Management	For	For
5.	Re-appoint PricewaterhouseCoopers as the Auditors and to authorize the Board of Directors to fix their remuneration		Management	For	For
6.
Authorize the Directors of the Company during the relevant period of all the powers of the Company to purchase shares of the
Company be generally and unconditionally approved; approve the aggregate nominal amount of shares which may be purchased on
The Stock Exchange of Hong Kong Limited or any other stock
exchange recognized for this purpose by the Securities and
Futures Commission of Hong Kong and The Stock Exchange of
Hong Kong Limited under the Hong Kong Code on share
repurchases shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited
accordingly; [Authority expires earlier at the conclusion of the next
AGM of of the Company is required by the Companies Act 1981 of
Bermuda [as amended] to be held]
			Management	For	For
7.
Authorize the Directors of the Company during the relevant period of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such powers be generally and unconditionally
approved; authorize the Directors of the Company during the
relevant period to make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the
Directors of the Company, otherwise than pursuant to (i) a Rights
Issue; (ii) the exercise of options granted under any share option scheme adopted by the Company or (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Bye-laws of the Company, shall not exceed the aggregate of (aa) 20% of the aggregate of the nominal amount of the share capital of the Company in issue on the date of this resolution, provided that the aggregate nominal amount of the share capital so allotted [or so agreed conditionally or
unconditionally to be allotted] pursuant to this resolution solely for cash and unrelated to any asset acquisition shall not exceed 10%
of the aggregate of nominal amount of the share capital of the
Company in issue on the date of passing this resolution, plus (bb)
[if the Directors of the Company are so authorized by a separate ordinary resolution of the shareholders of the Company] the
nominal amount of share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of this resolution], and the said approval shall be limited accordingly;
[Authority expires earlier at the conclusion of the Company is required by the Companies Act 1981 of Bermuda [as amended] to be held]
			Management	Against	Against

Comments-We choose to vote against this item because the issuance of shares without pre-emptive rights in excess of 10% is against our policy.
8.	Authorize the Directors of the Company to exercise the powers of the Company set out as Resolution 7 in the notice of this meeting in respect of the share capital of the Company as specified		Management	Against	Against
Comments-We choose to vote against this item because the issuance of shares without pre-emptive rights in excess of 10% is against our policy.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-.IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	1380200	0	30-Apr-2009	30-Apr-2009

LVMH MOET HENNESSY LOUIS VUITTON, PARIS
Security	F58485115		Meeting Type	MIX
Ticker Symbol			Meeting Date	14-May-2009
ISIN	FR0000121014		Agenda	701888767 - Management
City	PARIS		Holding Recon Date	07-May-2009
Country	France		Vote Deadline Date	01-May-2009
SEDOL(s)	2731364 - 4061412 - 4061434 - 4067119 - 4617439 - B043D61 - B0B24M4 - B10LQS9 - B1P1HX6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.		Non-Voting
O.1	Approve the financial statements and statutory reports		Management	For	For
O.2	Approve to accept the consolidated financial statements and statutory reports		Management	For	For
O.3	Approve the Auditors' special report regarding related-party transactions		Management	For	For
O.4	Approve the allocation of income and dividends of EUR 1.60 per share		Management	For	For
O.5	Re-elect Mr. Antoine Arnault as a Director		Management	For	For
O.6	Re-elect Mr. Antoine Bernheim as a Director		Management	For	For
O.7	Re-elect Mr. Albert Frere as a Director		Management	For	For
O.8	Re-elect Mr. Pierre Gode as a Director		Management	For	For
O.9	Re-elect Mr. Lord Powell of Bayswater as a Director		Management	For	For
O.10	Elect Mr. Yves-Thilbaut De Silguy as a Director		Management	For	For
O.11	Grant authority to repurchase of up to 10% of issued share capital		Management	For	For
E.12	Approve the reduction in share capital via cancellation of repurchased shares		Management	For	For
E.13	Grant authority the issuance of equity or equity-linked securities with preemptive rights up to aggregate nominal amount of EUR 50 million		Management	For	For
E.14
Grant authority the issuance of equity or equity-linked securities without preemptive rights up to aggregate nominal amount of EUR
50 million, with the possibility not to offer them to the public for an amount representing 20% per year
			Management	Against	Against
Comments-We choose to vote against this item because issuance of shares without pre-emptive rights in excess of 10% shares outstanding is against our policy
E.15
Approve the frame of the issuances to be decided by virtue of
Resolutions 13 and 14, to increase the number of securities to be issued set forth in the issuance, in the event of an excess
demand, may be increased within the limit of the ceiling set forth in the said resolutions
			Management	For	For

E.16
Authorize the Board of Directors to issue shares or any securities giving access to the Company's share capital, or giving right, in the case where the equity issued is a share, to the debt securities, in consideration for securities tendered in a public exchange offer concerning the shares of another Company; [Authority expires for a 26-month period]; the maximal nominal amount of capital
increases to be carried out under this delegation of authority shall not exceed EUR 50,000,000.00; the nominal amount of all capital increase carried out, or to be carried out under the delegations of the Resolutions 13, 14 and, or 17 shall count against the overall value set forth in the present delegation; to take all necessary measures and accomplish all necessary formalities; this
authorization supersedes the 1 granted by the combined
shareholders' meeting of 10 MAY 2007
			Management	For	For
E.17
Authorize the Board of Directors to increase, on 1 and more
occasions, the share capital, up to 10% of the share capital, by way of issuing shares or securities giving access to the capital or giving right, in the case where the first equity issued is a share, to a debt security, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital; [Authority expires for a
26-month]; to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the 1 granted by the shareholders' meeting 10 MAY 2007
			Management	For	For
E.18
Authorize the Board of Directors to grant, in 1 or more
transactions, in favor of employees or executives of the Company and related Companies, options giving the right either to subscribe for new shares in the Company to be issued through a share
capital increase, or to purchase existing shares purchased by the
Company, it being provided that the options shall not give rights to a total numbers of shares, which shall exceed 3% of the share capital; [Authority expires for a 38-month period]; to take all necessary measures and accomplish all necessary formalities;
this authorization supersedes the 1 granted by the shareholders'
meeting of 11 MAY 2006
			Management	For	For
E.19
Authorize the Board of Directors to increase the capital on 1 or more occasions, in France or abroad, by a maximum nominal
amount which shall not exceed 3% of the share capital, in favor of employees of the Company and related Companies, who are
members of the Company Savings Plan; [Authority expires for a
26-month period]; to take all necessary measures and accomplish all necessary formalities; the shareholders' meeting decided to cancel the shareholders' preferential subscription rights in favor of the said employees; this authorization supersedes the 1 granted by the combined shareholders' meeting of 15 MAY 2008
			Management	For	For
E.20
Amend item 2 of Articles 11 'Board of Directors' and 23 'General
Meetings' of the By-Laws in order to take into account the new
Clauses in accordance with the Law 2008-776 of 04 AUG 2008,
know as the French Act of Economy Modernization
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	58930	0	30-Apr-2009	30-Apr-2009

BG GROUP PLC
Security	G1245Z108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-May-2009
ISIN	GB0008762899		Agenda	701883337 - Management
City	TBA		Holding Recon Date	14-May-2009
Country	United Kingdom		Vote Deadline Date	11-May-2009
SEDOL(s)	0876289 - 5845455 - B02S6T2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the annual report and the accounts		Management	For	For
2.	Approve the remuneration report		Management	For	For
3.	Declare the dividend		Management	For	For
4.	Elect Sir David Manning		Management	For	For
5.	Elect Mr. Martin Houston		Management	For	For
6.	Re-elect Sir. Robert Wilson		Management	For	For
7.	Re-elect Mr. Frank Chapman		Management	For	For
8.	Re-elect Mr. Ashley Almanza		Management	For	For
9.	Re-elect Mr. Jurgen Dormann		Management	For	For
10.	Re-appoint the Auditors		Management	For	For
11.	Approve the remuneration of the Auditors		Management	For	For
12.	Approve the political donations		Management	For	For
13.	Approve to increase the authorized share capital		Management	For	For
14.	Grant authority to allot shares		Management	For	For
S.15	Approve the disapplication of the pre-emption rights		Management	For	For
S.16	Grant authority to make market purchases of own ordinary shares		Management	For	For
S.17	Amend the existing Articles of Association		Management	For	For
S.18	Adopt the new Articles of Association		Management	For	For
S.19	Approve the notice periods for the general meeting		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	325980	0	06-May-2009	06-May-2009

HUTCHISON WHAMPOA LTD
Security	Y38024108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	21-May-2009
ISIN	HK0013000119		Agenda	701882854 - Management
City	HONG KONG		Holding Recon Date	13-May-2009
Country	Hong Kong		Vote Deadline Date	11-May-2009
SEDOL(s)	5324910 - 6448035 - 6448068 - B01DJQ6 - B16TW78		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive and adopt the statement of audited accounts and reports of the Directors and the Auditors for the YE 31 DEC 2008		Management	For	For
2.	Declare a final dividend		Management	For	For
3.1	Re-elect Mr. Li Ka-Shing as a Director		Management	For	For
3.2	Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director		Management	For	For
3.3	Re-elect Mr. Lai Kai Ming, Dominic as a Director		Management	For	For
3.4	Re-elect Mr. William Shumiak as a Director		Management	For	For
4.	Appoint the Auditor and authorize the Directors to fix the Auditor's remuneration		Management	For	For
5.
Approve the remuneration of HKD 50,000 and HKD 120,000
respectively be payable to the Chairman and each of the other
Directors of the Company for each FY until otherwise determined by an Ordinary Resolution of the Company, provided that such remuneration be payable in proportion to the period during which a Director has held office in case of a Director who has not held office for the entire year
			Management	For	For
6.1	Approve a general mandate given to the Directors to issue and dispose of additional ordinary shares of the Company not exceeding 20% of the existing issued ordinary share capital of the Company		Management	For	For
Comments-We are voting against this item because it is against our policy to approve the issuance of shares without pre- emptive rights in excess of 10%.
6.2
Authorize the Directors of the Company, during the relevant
period, to repurchase ordinary shares of HKD 0.25 each in the capital of the Company in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities
on The Stock Exchange of Hong Kong Limited or of any other
stock exchange, not exceeding 10% of the aggregate nominal
amount of the ordinary share capital of the Company in issue at the date of this resolution; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]
			Management	For	For
6.3
Approve, the general granted to the Directors to issue and dispose of additional ordinary shares pursuant to Ordinary Resolution
Number 6[1], to add an amount representing the aggregate
nominal amount of the ordinary share capital of the Company
repurchased by the Company under the authority granted
pursuant to Ordinary Resolution Number 6[2], provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued ordinary share capital of the Company at the date of this resolution
			Management	For	For

7.
Approve, with effect from the conclusion of the meeting at which this resolution is passed, the amendments to the 2004 Partner
Share Option Plan as specified, and approve the same by the
shareholders of Partner and HTIL subject to such modifications of the relevant amendments to the 2004 Partner Share Option Plan as the Directors of the Company may consider necessary, taking into account the requirements of the relevant regulatory
authorities, including without limitation, The Stock Exchange of
Hong Kong Limited, and authorize the Directors to do all such acts and things as may be necessary to carry out such amendments
and [if any] modifications into effect
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	459000	0	08-May-2009	08-May-2009

HUTCHISON WHAMPOA LTD
Security	Y38024108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		21-May-2009
ISIN	HK0013000119		Agenda		701927052 - Management
City	HONG KONG		Holding Recon Date		13-May-2009
Country	Hong Kong		Vote Deadline Date		11-May-2009
SEDOL(s)	5324910 - 6448035 - 6448068 - B01DJQ6 - B16TW78		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.			Non-Voting
1.
Approve, with effect from the later of the conclusion of the meeting at which this resolution is passed and the date on which the shares of Hutchison Telecommunications Hong Kong Holdings
Limited [HTHKH, an indirect non wholly owned subsidiary of the
Company] are admitted to trading on the Main Board of The Stock
Exchange of Hong Kong Limited [the Stock Exchange], the rules of the Share Option Scheme of HTHKH [as specified] [the HTHKH
Share Option Scheme], and authorize the Directors, acting
together, individually or by committee, to approve any
amendments to the rules of the HTHKH Share Option Scheme as
may be acceptable or not objected to by the Stock Exchange, and to take all such steps as may be necessary, desirable or
expedient to carry into effect the HTHKH Share Option Scheme subject to and in accordance with the terms thereof
			Management	For	For
2.
Approve the master agreement dated 17 APR 2009, made
between the Company and Cheung Kong [Holdings] Limited
[CKH] [the CKH Master Agreement], setting out the basis upon which bonds, notes, commercial paper and other similar debt
instruments [the CKH Connected Debt Securities] may be issued by CKH or its subsidiaries and acquired by the Company or its wholly owned subsidiaries [together the Group], as specified, and authorize the Directors, acting together, individually or by committee, to approve the acquisition of the CKH Connected Debt
Securities, as specified and of which this Notice forms part [the
Circular] as contemplated in the CKH Master Agreement subject to the limitations set out in the CKH Master Agreement; A) during the Relevant Period [as specified] to acquire CKH Connected
Debt Securities; B) i) the aggregate gross purchase price of the
CKH Connected Debt Securities of a particular issue to be
acquired, after deducting any net sale proceeds of CKH
Connected Debt Securities to be sold, by the Group [CKH Net
Connected Debt Securities Position] during the Relevant Period pursuant to the approval shall not exceed 20% of the aggregate value of the subject issue and all outstanding CKH Connected
Debt Securities of the same issuer with the same maturity or shorter maturities; ii) the aggregate amount of the CKH Net
Connected Debt Securities Position and the HSE Net Connected
Debt Securities Position [as specified] at any time during the
Relevant Period shall not exceed HKD 16,380 million, being
approximately 20% of the Company's "net liquid assets" as at 31
DEC 2008 [the Reference Date]; iii) the CKH Connected Debt
Securities shall be a) listed for trading on a recognized exchange,
b) offered to qualified institutional buyers in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended, c) offered to persons outside the United States in reliance on Regulation S
			Management	For	For

under the U.S. Securities Act of 1933, or d) offered pursuant to an issue where the aggregate value of such issue and all other
outstanding CKH Connected Debt Securities of the same issuer is no less than USD 500 million or its equivalent in other currencies permitted, and in all cases the CKH Connected Debt Securities shall be acquired by the Group only from the secondary market and on normal commercial terms arrived at after arm's length negotiations; iv) the CKH Connected Debt Securities shall be of at least investment grade or its equivalent; v) the CKH Connected
Debt Securities shall not include zero coupon instruments or instruments with any imbedded option, right to convert into or exchange for any form of equity interest or derivative; vi) the CKH
Connected Debt Securities shall be issued in any of the following currencies, Hong Kong Dollars, the United States Dollars,
Canadian Dollars or such other currency as the Directors who have no material interest in the proposed acquisition of CKH
Connected Debt Securities consider in their reasonable opinion as posing a risk acceptable to the Group having regard to the
Group's assets and businesses from time to time; and vii) the
CKH Connected Debt Securities shall have maturity not in excess of 15 years; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date on which the authority set out in this Resolution is revoked or varied by an ordinary
resolution of the shareholders in general meeting of the Company]

3.
Approve the entering into the master agreement dated 17 APR
2009, made between the Company and Husky Energy Inc. [HSE]
[the HSE Master Agreement], setting out the basis upon which bonds, notes, commercial paper and other similar debt
instruments [the HSE Connected Debt Securities] may be issued by HSE or its subsidiaries and acquired by the Group, as
specified, and authorize the Directors, acting together, individually or by committee, to approve the acquisition of the HSE Connected
Debt Securities, as specified and of which this Notice forms part as contemplated in the HSE Master Agreement subject to the
limitations set out in the HSE Master Agreement; A) during the
Relevant Period [as specified] to acquire HSE Connected Debt
Securities; B) i) the aggregate gross purchase price of the HSE
Connected Debt Securities of a particular issue to be acquired, after deducting any net sale proceeds of HSE Connected Debt
Securities to be sold, by the Group [HSE Net Connected Debt
Securities Position] during the Relevant Period pursuant to the approval shall not exceed 20% of the aggregate value of the
subject issue and all outstanding HSE Connected Debt Securities of the same issuer with the same maturity or shorter maturities; ii)
the aggregate amount of the HSE Net Connected Debt Securities
Position and the CKH Net Connected Debt Securities Position at
any time during the Relevant Period shall not exceed HKD 16,380 million, being approximately 20% of the Company's "net liquid assets" as at 31 DEC 2008 [the Reference Date]; iii) the HSE
Connected Debt Securities shall be a) listed for trading on a recognized exchange, b) offered to qualified institutional buyers in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended, c) offered to persons outside the United States in
reliance on Regulation S under the U.S. Securities Act of 1933, or
d) offered pursuant to an issue where the aggregate value of such issue and all other outstanding HSE Connected Debt Securities of the same issuer is no less than USD 500 million or its equivalent in other currencies permitted, and in all cases the HSE Connected
Debt Securities shall be acquired by the Group only from the secondary market and on normal commercial terms arrived at
after arm's length negotiations; iv) the HSE Connected Debt
Securities shall be of at least investment grade or its equivalent; v)
the HSE Connected Debt Securities shall not include zero coupon instruments or instruments with any imbedded option, right to
			Management	For	For

convert into or exchange for any form of equity interest or
derivative; vi) the HSE Connected Debt Securities shall be issued in any of the following currencies, Hong Kong Dollars, the United
States Dollars, Canadian Dollars or such other currency as the
Directors who have no material interest in the proposed
acquisition of HSE Connected Debt Securities consider in their reasonable opinion as posing a risk acceptable to the Group
having regard to the Group's assets and businesses from time to time; and vii) the HSE Connected Debt Securities shall have
maturity not in excess of 15 years; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date on which the authority set out in this Resolution is revoked or varied by an ordinary resolution of the shareholders in general meeting of the Company]

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	459000	0	08-May-2009	08-May-2009

CHINA RES ENTERPRISE LTD
Security	Y15037107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-May-2009
ISIN	HK0291001490		Agenda	701917885 - Management
City	HONG KONG		Holding Recon Date	22-May-2009
Country	Hong Kong		Vote Deadline Date	19-May-2009
SEDOL(s)	5559002 - 6972459 - B01XX75 - B16PNZ1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the audited financial statements and the Directors' report and the Independent Auditor's report for the YE 31 DEC 2008		Management	For	For
2.	Declare a final dividend		Management	For	For
3.a	Re-elect Mr. Qiao Shibo as a Director		Management	For	For
3.b	Re-elect Mr. Chen Lang as a Director		Management	For	For
3.c	Re-elect Mr. Wang Qun as a Director		Management	For	For
3.d	Re-elect Mr. Lau Pak Shing as a Director		Management	For	For
3.e	Re-elect Mr. Jiang Wei as a Director		Management	For	For
3.f	Re-elect Mr. Wang Shuaiting as a Director		Management	For	For
3.g	Re-elect Mr. Yan Biao as a Director		Management	For	For
3.h	Re-elect Dr. Chan Po Fun, Peter as a Director		Management	For	For
3.i	Approve to fix the fees for all the Directors		Management	For	For
4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration		Management	For	For
5.
Authorize the Directors of the Company, subject to this resolution, to repurchase shares of HKD 1.00 each in the capital of the
Company on The Stock Exchange of Hong Kong Limited [the
Stock Exchange] or on any other Stock Exchange on which the
securities of the Company may be listed and recognized by the
Securities and Futures Commission of Hong Kong and the Stock
Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any other Stock
Exchange as amended from time to time, during the relevant
period, shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of this resolution and the said approval shall be limited accordingly;
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM of the Company is required by law to be held]
			Management	For	For
6.
Authorize the Directors of the Company, subject to this resolution, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares of HKD 1.00 each in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company], during and after the end of relevant period, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company pursuant to the approval of this resolution, otherwise than i) a rights issue [as hereinafter defined]; ii) an issue of shares under any option scheme or similar arrangement for the time
			Management	Against	Against

being adopted for the grant or issue of shares or rights to acquire shares of the Company; iii) an issue of shares upon the exercise of the subscription or conversion rights under the terms of any warrants or any securities of the Company which are convertible into shares of the Company; or iv) an issue of shares as scrip dividends pursuant to the Articles of Association of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be
held]

Comments-We are voting against this item because it is against our policy to approve share issuance without pre- emptive rights in excess of 10% shares outstanding.
7.
Approve, subject to the passing of the resolutions as proposed under items 5 and 6, as specified in the notice convening this meeting, the general mandate granted to the Directors of the
Company to allot, issue and deal with additional shares pursuant to the resolution as proposed under item 6 and extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company repurchased by the Company under the authority granted pursuant to the
resolution as proposed under item 5, provided that such amount of shares so repurchased shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the Company as at the date of the said resolution
			Management	For	For
S.8	Amend the Articles 70, 115, 120, 150, 150.3 and 149.5 of the Company's Articles of Association as specified		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	2190000	0	13-May-2009	13-May-2009

WPP PLC, JERSEY
Security	G9787K108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Jun-2009
ISIN	JE00B3DMTY01		Agenda	701936049 - Management
City	DUBLIN		Holding Recon Date	29-May-2009
Country	Jersey		Vote Deadline Date	26-May-2009
SEDOL(s)	B3DMTY0 - B3DQ8G7 - B3FMR88		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Receive, and if approved, adopt the Company's accounts for the
FYE 31 DEC 2008 together with the Directors' report, the
Directors' remuneration report and the Auditors' report on those accounts and the auditable part of the remuneration report
			Management	For	For
2.	Approve the WPP Directors' remuneration report set out in the report of the Compensation Committee contained in the 2008 report and accounts		Management	For	For
3.	Re-elect Mr. Colin Day as a Director		Management	For	For
4.	Re-elect Ms. Lubna Olayan as a Director		Management	For	For
5.	Re-elect Mr. Jeffrey Rosen as a Director		Management	For	For
6.	Re-elect Ms. Esther Dyson as a Director		Management	For	For
7.	Re-elect Mr. John Quelch as a Director		Management	For	For
8.	Re-elect Mr. Stanley [Bud] Morten as a Director		Management	For	For
9.
Re-appoint Deloitte LLP as the Auditors of the Company to hold office from the conclusion of the AGM to the conclusion to the next
AGM of the Company and authorize the Directors to determine
their remuneration
			Management	For	For
10.
Authorize the Board of Directors, in accordance with Article 6 of the Company's Articles of Association, to allot relevant securities
[as defined in the Company's Articles of Association] up to a maximum nominal amount of GBP 45,985,690; [Authority expires on 01 JUN 2014]; and the Board of Directors may allot relevant securities pursuant to such offer or agreement as if the authority conferred on them had not expired
			Management	For	For
S.11
Authorize the Company, for the purpose of Article 57 of the Jersey
Law, to make one or more market purchases of 125,294,634
shares representing of the Company's issued share capital at a minimum price [exclusive of expenses] of 10 pence per share and a maximum price [exclusive of expenses] of an amount equal to
105% above the average of the  Middle Market quotations for the ordinary shares as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately preceding the day on which the Company makes the market purchase and the
amount stipulated by Article 5(1) of the buyback and stabilization regulation 2003[exclusive of expense [if any] payable by the
Company]; [Authority expires the earlier of the conclusion of the next AGM of the Company held on 2010 or 01 SEP 2010]; and the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry; and, pursuant to Articles 58A of the Companies
[Jersey] Law 1991, and if approved by the Directors, to hold as treasury shares any ordinary shares purchased pursuant to the authority conferred by this resolution
			Management	For	For
S.12
Authorize the Board of Directors, in accordance with Article 8 of the Company's Articles of Association, to allot equity securities [as defined in the Company's Articles of Association] wholly for cash
[including in connection with a rights issue [as defined in the
Company's Articles of Association]], as if Article 7 of the
Company's Articles of Association did not apply, provided that, for the purposes of paragraph (1)(b) of Article 8 only, the aggregate nominal amount to which this authority is limited is GBP
6,276,908; [Authority shall expire on 01 June 2014]; and the
Board of Directors may allot equity securities pursuant to such offer or agreement as if the authority conferred on them hereby had not expired
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	947820	0	20-May-2009	20-May-2009

WPP PLC, JERSEY
Security	G9787K108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		02-Jun-2009
ISIN	JE00B3DMTY01		Agenda		701965165 - Management
City	DUBLIN		Holding Recon Date		29-May-2009
Country	Jersey		Vote Deadline Date		26-May-2009
SEDOL(s)	B3DMTY0 - B3DQ8G7 - B3FMR88		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the WPP Plc Leadership Equity Acquisition Plan III [Leap III]		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	947820	0	21-May-2009	21-May-2009

DASSAULT SYSTEMES SA, VELIZY VILLACOUBLAY
Security	F2457H100		Meeting Type	MIX
Ticker Symbol			Meeting Date	09-Jun-2009
ISIN	FR0000130650		Agenda	701902101 - Management
City	VILLACOUBLAY		Holding Recon Date	03-Jun-2009
Country	France		Vote Deadline Date	27-May-2009
SEDOL(s)	4617365 - 5090868 - 5330047 - 5942936 - B02PS42 - B0ZGJJ4		Quick Code
Item	Proposal		Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D ""AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST" VOTE.		Non-Voting
O.1	Approve the unconsolidated accounts of the FY		Management	For	For
O.2	Approve the consolidated accounts of the FY		Management	For	For
O.3	Approve the distribution of profits		Management	For	For
O.4	Approve the regulated agreements		Management	For	For
O.5	Approve the regulated agreements concluded between Company and Mr. Bernard Charles		Management	For	For
O.6	Appoint the temporary Statutory Auditors		Management	For	For
O.7	Ratify the headquarters' transfer		Management	For	For
O.8	Grant authority to acquire the Company's shares		Management	For	For
E.9	Authorize the Board of Directors to reduce the share capital by cancellation of repurchased shares within the framework of a shares repurchase program		Management	For	For
E.10	Approve the modification of the Article 14-2 of the statutes		Management	For	For
E.11
Authorize the Board of Directors in order to increase capital by issuing shares or securities giving access to the Company's
capital and to issue securities giving right to the allocation of securities, with maintenance of preferential subscription rights of shareholders
			Management	For	For
E.12
Authorize the Board of Directors in order to increase capital by issuing shares or securities giving access to the Company's
capital and to issue securities giving right to the allocation of securities, without preferential subscription rights of shareholders
			Management	For	For
E.13	Authorize the Board of Directors in order to increase the number of securities to be issued, in case of a capital increase, with or without preferential subscription rights		Management	For	For
E.14	Authorize the Board of Directors in order to increase capital by incorporation o reserves, profits or premiums		Management	For	For
E.15	Authorize the Board of Directors in order to increase capital, within the limit of 10% in order to remunerate contributions in kind		Management	For	For
E.16	Authorize the Board of Directors in order to increase share capital, for the benefits of a Company Savings Plan's Members		Management	For	For

EO.17	Powers for formalities		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	150500	0	22-May-2009	22-May-2009

TAIWAN SEMICONDUCTOR MFG CO LTD
Security	Y84629107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002330008		Agenda	701938601 - Management
City	HSINCHU		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)	6889106 - B16TKV8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 554580 DUE TO RECEIPT OF D-IRECTORS NAME. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	Call meeting to order		Non-Voting
1.	Chairman's Address		Management	For	For
2.1	To report the business of 2008		Non-Voting
2.2	Audit Committee's review report		Non-Voting
2.3	To report the implementation of shares buyback		Non-Voting
2.4	To report TSMC's Merger of its 100% owned subsidiary - Hsin Ruey Investment Co-. Ltd		Non-Voting
3.1	Approve to accept the 2008 business report and financial statements		Management	For	For
3.2	Approve the proposal for distribution of 2008 profits		Management	For	For
3.3	Approve the capitalization of 2008 dividends, 2008 employee profit sharing, and capital surplus		Management	For	For
3.4.A	Approve to revise the procedures for lending funds to other parties		Management	For	For
3.4.B	Approve to revise the procedures for endorsement and guarantee		Management	For	For
4.1	Elect Mr. Morris Chang as a Chairman		Management	For	For
4.2	Elect Mr. F.C. Tseng as a Vice Chairman		Management	For	For
4.3	Elect Mr. Rick Tsai as a Director		Management	For	For
4.4	Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative of National Development Fund, Executive		Management	For	For
4.5	Elect Sir. Peter Leahy Bonfield as an Independent Director		Management	For	For
4.6	Elect Mr. Stan Shih as an Independent Director		Management	For	For
4.7	Elect Mr. Carleton Sneed Florina as an Independent Director		Management	For	For
4.8	Elect Mr. Thomas J. Engibous as an Independent Director		Management	For	For
5.	Other business and special motion		Non-Voting
6.	Meeting adjourned		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	2982713	0	22-May-2009	22-May-2009

JSR CORPORATION
Security	J2856K106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Jun-2009
ISIN	JP3385980002		Agenda	701965343 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	14-Jun-2009
SEDOL(s)	5716324 - 6470986 - B01F3D7 - B1CDG38		Quick Code	41850
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.	Approve Appropriation of Retained Earnings		Management	For	For
2.
Amend Articles to : Change Company's Location to Minato-ku,
Approve Minor Revisions Related to Dematerialization of Shares
and the other Updated Laws and Regulaions, Allow Board to
Make Rules Governing Exercise of Shareholders' Rights
			Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
4.1	Appoint a Corporate Auditor		Management	For	For
4.2	Appoint a Corporate Auditor		Management	For	For
4.3	Appoint a Corporate Auditor		Management	For	For
5.	Approve Payment of Bonuses to Directors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	284200	0	09-Jun-2009	09-Jun-2009

HOYA CORPORATION
Security	J22848105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Jun-2009
ISIN	JP3837800006		Agenda	701980232 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	04-Jun-2009
SEDOL(s)	5689374 - 6441506 - B02GXJ5		Quick Code	77410
Item	Proposal		Type	Vote	For/Against Management
1	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations		Management	For	For
2.1	Appoint a Director		Management	For	For
2.2	Appoint a Director		Management	For	For
2.3	Appoint a Director		Management	For	For
2.4	Appoint a Director		Management	For	For
2.5	Appoint a Director		Management	For	For
2.6	Appoint a Director		Management	For	For
2.7	Appoint a Director		Management	For	For
2.8	Appoint a Director		Management	For	For
3	Authorize Use of Stock Options, and Allow Board to Authorize Use of Stock Option Plan		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	233400	0	04-Jun-2009	04-Jun-2009

KEYENCE CORPORATION
Security	J32491102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	JP3236200006		Agenda	701997059 - Management
City	OSAKA		Holding Recon Date	20-Mar-2009
Country	Japan		Vote Deadline Date	08-Jun-2009
SEDOL(s)	5998735 - 6490995 - B02HPZ8		Quick Code	68610
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Profits		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Expand Business Lines, Adopt Restriction to the Rights for Odd-Lot Shares		Management	For	For
3.1	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.2	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.3	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.4	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.5	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
3.6	Appoint a Director		Management	Against	Against
Comments-We are voting against all directors due to a lack of disclosure by the company.
4	Appoint a Substitute Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	27665	0	09-Jun-2009	09-Jun-2009

KUBOTA CORPORATION
Security	J36662138		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Jun-2009
ISIN	JP3266400005		Agenda	701984886 - Management
City	OSAKA		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	17-Jun-2009
SEDOL(s)	5675522 - 6497509 - B098JS5		Quick Code	63260
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations, Reduce Board Size to 10, Adopt an Executive Officer System		Management	For	For
2.1	Appoint a Director		Management	For	For
2.2	Appoint a Director		Management	For	For
2.3	Appoint a Director		Management	For	For
2.4	Appoint a Director		Management	For	For
2.5	Appoint a Director		Management	For	For
2.6	Appoint a Director		Management	For	For
2.7	Appoint a Director		Management	For	For
2.8	Appoint a Director		Management	For	For
3.1	Appoint a Corporate Auditor		Management	For	For
3.2	Appoint a Corporate Auditor		Management	For	For
4.	Approve Payment of Bonuses to Directors		Management	For	For
5.	Amend the Compensation to be received by Directors		Management	For	For
6.	Amend the Compensation to be received by Corporate Auditors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	934300	0	11-Jun-2009	11-Jun-2009

SO-NET M3,INC.
Security	J7618C102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Jun-2009
ISIN	JP3435750009		Agenda	701996401 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	10-Jun-2009
SEDOL(s)	B02K2M3 - B037643		Quick Code	24130
Item	Proposal		Type	Vote	For/Against Management
1.1	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.2	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.3	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.4	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.5	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.6	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
1.7	Appoint a Director		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
2	Appoint a Corporate Auditor		Management	For	For
3
Amend Articles to: Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated Laws and
Regulations, Allow Board to Make Rules Governing Exercise of
Shareholders' Rights, Change Official Company Name to M3, Inc.,
Expand Business Lines
			Management	For	For
4	Allow Board to Authorize Use of Stock Option Plan		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	589	0	10-Jun-2009	10-Jun-2009

TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209		Meeting Type	Annual
Ticker Symbol	TEVA		Meeting Date	22-Jun-2009
ISIN	US8816242098		Agenda	933094384 - Management
City			Holding Recon Date	13-May-2009
Country	United States		Vote Deadline Date	11-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE BOARD OF DIRECTORS'
RECOMMENDATION THAT THE CASH DIVIDEND FOR THE
YEAR ENDED DECEMBER 31, 2008, WHICH WAS PAID IN
FOUR INSTALLMENTS AND AGGREGATED NIS 1.95
(APPROXIMATELY US$0.525, ACCORDING TO THE
APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE
(OR ADS), BE DECLARED FINAL.
			Management	For	For
2A	ELECTION OF DIRECTOR: DR. PHILLIP FROST		Management	For	For
2B	ELECTION OF DIRECTOR: ROGER ABRAVANEL		Management	For	For
2C	ELECTION OF DIRECTOR: PROF. ELON KOHLBERG		Management	For	For
2D	ELECTION OF DIRECTOR: PROF. YITZHAK PETERBURG		Management	For	For
2E	ELECTION OF DIRECTOR: EREZ VIGODMAN		Management	For	For
03
TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF
PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM UNTIL THE 2010 ANNUAL MEETING OF
SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF
DIRECTORS TO DETERMINE THEIR COMPENSATION
PROVIDED SUCH COMPENSATION IS ALSO APPROVED BY
THE AUDIT COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB2	837	39160	0	09-Jun-2009	09-Jun-2009

QIAGEN NV
Security	N72482107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jun-2009
ISIN	NL0000240000		Agenda	701976081 - Management
City	VENLO		Holding Recon Date	11-May-2009
Country	Netherlands		Vote Deadline Date	10-Jun-2009
SEDOL(s)	2437907 - 5732825 - 5972698 - B2901V2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.		Non-Voting
1.	Opening		Non-Voting
2.	To Managing Board report for the YE 31 DEC 2008		Non-Voting
3.	To Supervisory Board report on the Company's annual accounts [the 'annual acco-unts'] for FY 2008		Non-Voting
4.	Adopt the annual accounts for FY 2008		Management	For	For
5.	To reservation and dividend policy		Non-Voting
6.	Approve the performance of the Managing Board during FY 2008, including a discharge from liability with respect to the exercise of their duties during FY 2008		Management	For	For
7.	Approve the performance of the Supervisory Board during FY 2008, including a discharge from liability with respect to the exercise of their duties during FY 2008		Management	For	For
8.A	Re-appoint Prof. Dr. Detlev Riesner as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.B	Re-appoint Dr. Werner Brandt as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.C	Re-appoint Dr. Metin Colpan as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.D	Re-appoint Mr. Erik Hornnaess as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.E	Re-appoint Prof. Dr. Manfred Karobath as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
8.F	Re-appoint Mr. Heino von Prondzynski as a Supervisory Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.A	Re-appoint Mr. Peer Schatz as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.B	Re-appoint Mr. Roland Sackers as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.C	Re-appoint Dr. Joachim Schorr as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
9.D	Re-appoint Mr. Bernd Uder as a Managing Director of the Company for a term ending on the date of the AGM in 2010		Management	For	For
10.	Re-appoint Ernst & Young Accountants as the Auditors of the Company for the FYE 31 DEC 2009		Management	For	For
11.	Authorize the Managing Board, until 24 DEC 2010, to acquire shares in the Company's own share capital		Management	For	For
12.	Questions		Non-Voting
13.	Closing		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB2	50P	232870	0	08-Jun-2009	08-Jun-2009

NOMURA HOLDINGS, INC.
Security	J59009159		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Jun-2009
ISIN	JP3762600009		Agenda	701979900 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	23-Jun-2009
SEDOL(s)	4601045 - 4644879 - 6643108 - 6650487 - B02JR69 - B0CRGP5 - B17H033		Quick Code	86040
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.
Amend Articles to: Establish Articles Related to Preferred Stock
(The proposed amendment will not result in an amendment to the authorized number of shares of the Company) , Approve Minor
Revisions Related to Dematerialization of Shares and the Other
Updated Laws and Regulations
			Management	For	For
2.1	Appoint a Director		Management	For	For
2.2	Appoint a Director		Management	For	For
2.3	Appoint a Director		Management	For	For
2.4	Appoint a Director		Management	For	For
2.5	Appoint a Director		Management	For	For
2.6	Appoint a Director		Management	For	For
2.7	Appoint a Director		Management	For	For
2.8	Appoint a Director		Management	For	For
2.9	Appoint a Director		Management	For	For
2.10	Appoint a Director		Management	For	For
2.11	Appoint a Director		Management	For	For
2.12	Appoint a Director		Management	For	For
3.	Issuance of Stock Acquisition Rights as Stock Options to Executives and Employees of Subsidiaries of the Company		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	305500	0	17-Jun-2009	17-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701968995 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
1.	Approval of the annual report of the Company.		Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports [profit and loss accounts] of the Company.		Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2008.		Management	For	For
4.	Regarding the amount of, time for and form of payment of dividends based on the results of 2008.		Management	For	For
5.	Approval of the External Auditor of the Company.		Management	For	For
6.	Regarding the remuneration of Members of the Board of Directors and Audit Commission of the Company.		Management	For	For
7.1
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.2
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.3
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For

7.4
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
State Corporation Bank for Development and Foreign Economic
Affairs [Vnesheconombank] regarding receipt by OAO Gazprom of funds in a maximum sum of 6 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For
7.5
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.6
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 25 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of
Russian ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%.
			Management	For	For
7.7
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 17 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.8
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 100
million U.S. dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For

7.9
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds in a maximum sum of 5 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.10
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the terms
and conditions announced by it, accept and credit funds
transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding maintenance in the account of a non-reducible balance in a maximum sum not exceeding 20 billion rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the
relevant currency.
			Management	For	For
7.11
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will, upon the terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts in
accordance with OAO Gazprom's instructions.
			Management	For	For
7.12
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct operations through the
accounts in accordance with OAO Gazprom's instructions.
			Management	For	For
7.13
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions.
			Management	For	For

7.14
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will provide services to OAO Gazprom making use of the
Bank Client electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of the bank as may be in effect at the time the services are provided.
			Management	For	For
7.15
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will provide services to OAO Gazprom making use of the
Client Sberbank electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of Sberbank of Russia
OAO as may be in effect at the time the services are provided.
			Management	For	For
7.16
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO Gazprom
making use of the Bank Client electronic payments system,
including, without limitation, receipt from OAO Gazprom of
electronic payment documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at such tariffs of ZAO
Gazenergoprombank as may be in effect at the time the services are provided.
			Management	For	For
7.17
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment documents for
executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of OAO VTB Bank as may be in effect at the time the services are provided.
			Management	For	For
7.18
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company], to be entered into under the General Agreement on
the Conduct of Conversion Operations between OAO Gazprom
and the bank dated as of September 12, 2006, No. 3446, in a
maximum sum of 500 million U.S. dollars or its equivalent in rubles, euros or other currency for each transaction.
			Management	For	For

7.19
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities in connection with the subsidiaries challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million
U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.20
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
grant suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.21
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in a maximum sum of 1.8 billion rubles and for a period of not more than 14 months.
			Management	For	For
7.22
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Nord Stream AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure performance of OOO Gazprom Export's obligations under a gas transportation agreement between Nord Stream AG and OOO Gazprom Export,
including its obligations to pay a tariff for the transportation of gas via the North Stream gas pipeline on the basis of an agreed-upon model for calculating the tariff, in an aggregate maximum sum of
24.035 billion euros.
			Management	For	For
7.23
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes under
instructions of OAO Gazprom and for a fee not exceeding 0.5%
per annum, to open on a monthly basis documentary irrevocable uncovered letters of credit in favor of AK Uztransgaz in connection with payments for its services related to natural gas transportation across the territory of the Republic of Uzbekistan, with the maximum amount under all of the simultaneously outstanding
letters of credit being 81 million U.S. dollars.
			Management	For	For

7.24
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the facilities of the Yamal-Europe trunk gas pipeline system and related service equipment that are situated in the territory of the Republic of
Belarus for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property in a
maximum sum of 6.33 billion rubles.
			Management	For	For
7.25
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and use of
the property complex of the gas distribution system, comprised of facilities designed to transport and supply gas directly to
consumers [gas off taking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high-, medium- and low-
pressure gas pipelines, gas flow control stations and buildings], for a period of not more than 12 months and OAO Gazpromregiongaz will make payment for using such property in a maximum sum of
769.4 million rubles.
			Management	For	For
7.26
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which OAO Gazprom
will grant ZAO Gazprom Neft Orenburg temporary possession and use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period of not more than 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.
			Management	For	For
7.27
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and use of
the building and equipment of a tubing and casing manufacturing facility with a thermal treatment shop and pipe coating unit, situated in the Kostromskaya Region, town of Volgorechensk, for a period of not more than 12 months and OAO Gazpromtrubinvest will make payment for using such property in a maximum sum of
451 million rubles.
			Management	For	For
7.28
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex,
situated in the city of Sochi, for a period of not more than 12 months and OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.
			Management	For	For

7.29
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as well as of the building and equipment of the repair and machining shop at the
Southern Regional Repair Base, situated in the Stavropolskiy
Province, town of Izobilnyi, for a period of not more than 12 months and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of 115.5
million rubles.
			Management	For	For
7.30
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of the
infrastructure facilities of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya railway station and of the Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, as well as the facilities of the railway line from the Obskaya station to the
Bovanenkovo station, for a period of not more than 12 months and
OOO Gazpromtrans will make payment for using such property in a maximum sum of 2.1 billion rubles.
			Management	For	For
7.31
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of methanol
tank cars for a period of not more than 5 years and OOO
Gazpromtrans will make payment for using such property in a
maximum sum of 190 million rubles
			Management	For	For
7.32
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic that are situated in the Tulskaya Region,
Shchokinskiy District, township of Grumant, for a period of not more than 12 months and OAO Tsentrgaz will make payment for
using such property in a maximum sum of 24.1 million rubles.
			Management	For	For
7.33
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking area, ponds, roads, pedestrian
			Management	For	For

crossings, playgrounds, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's
Lodge, garage, as well as service machinery, equipment, furniture and accessories] situated in the Moscow Region, Naro-Fominskiy
District, village of Rogozinino, for a period of not more than 12 months and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

7.34
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized compact full-function gas and water treatment installations for coal bed methane extraction wells, well-head equipment, borehole
enlargement device, and pressure core sampler] located in the
Rostovskaya Region, town of Kamensk-Shakhtinskiy, and the
Kemerovskaya Region, city of Novokuznetsk, for a period of not more than 12 months and OAO Gazprom Promgaz will make
payment for using such property in a maximum sum of 3.5 million rubles.
			Management	For	For
7.35
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumenskaya Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required to use that building, with an area of
3,371 square meters, for a period of not more than 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in a maximum sum of 2.61 million rubles.
			Management	For	For
7.36
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Salavatnefteorgsintez pursuant to which OAO Gazprom will grant OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburgskiy
Gas Refinery for a period of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using such property in a maximum sum of 347 thousand rubles.
			Management	For	For
7.37
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom pursuant to which OAO Gazprom will grant
OAO Vostokgazprom temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OAO Vostokgazprom will make
payment for using such property in a maximum sum of 109
thousand rubles.
			Management	For	For
7.38
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OAO Gazprom will grant
OOO Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OOO Gazprom Export will make
payment for using such property in a maximum sum of 129
thousand rubles.
			Management	For	For

7.39
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will grant
OAO Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation for a period of not more than 12 months and OAO Gazprom Neft will make payment
for using such property in a maximum sum of 132 thousand
rubles.
			Management	For	For
7.40
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
will grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution, System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazcom Level [ERP], for a period of not more than 12 months and
OAO Gazprom Space Systems will make payment for using such
property in a maximum sum of 1.15 million rubles.
			Management	For	For
7.41
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which OAO Gazprom will grant
ZAO Yamalgazinvest temporary possession and use of an ERP
software and hardware solution, System for Managing OAO
Gazprom's Property and Other Assets at ZAO Yamalgazinvest
Level [ERP], for a period of not more than 12 months and ZAO
Yamalgazinvest will make payment for using such property in a maximum sum of 1.74 million rubles.
			Management	For	For
7.42
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities within the composition of buildings, communications lines, communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, in the Smolenskaya Region of the Russian
Federation and in the territory of the Republic of Belarus, for a period of not more than 12 months and ZAO Gaztelecom will
make payment for using such property in a maximum sum of
204.8 million rubles.
			Management	For	For
7.43
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO TsentrCaspneftegaz pursuant to which OAO Gazprom will
extend to OOO TsentrCaspneftegaz long-term loans in an
aggregate maximum sum of 12.6 billion rubles for the purpose of development by it in 2009-2011 of the Tsentralnaya geological structure.
			Management	For	For
7.44
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will issue guarantees to the Russian Federation's customs authorities with respect to the obligations of OAO Gazprom as a customs broker to pay customs payments and eventual interest and penalties, in a maximum sum of 50 million rubles, with the bank to be paid a fee at a rate of not more than 1% per annum of the amount of the guarantee.
			Management	For	For

7.45
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas in an amount of not more than 300 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 886.9 billion rubles.
			Management	For	For
7.46
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for a fee of not more than 200 million rubles, in its own name, but for OAO
Gazprom's account, to accept and, through OOO
Mezhregiongaz's electronic trading site, sell gas produced by
OAO Gazprom and its affiliates, in an amount of not more than
11.25 billion cubic meters for a maximum sum of 20 billion rubles.
			Management	For	For
7.47
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [off-take] gas purchased by
OOO Mezhregiongaz from independent entities, in an amount of not more than 21.9 billion cubic meters for a maximum sum of 70 billion rubles.
			Management	For	For
7.48
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for a fee of not more than 55 million rubles, in its own name, but for OAO
Gazprom's account, to accept and sell in the market outside the customs territory of the Russian Federation liquid hydrocarbons owned by OAO Gazprom, including crude oil, gas condensate and refined products [gasoline, liquefied gases, etc.], in an amount of not more than 1.25 million tons for a maximum sum of 11 billion rubles.
			Management	For	For
7.49
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas purchased by
OAO Gazprom from OAO LUKOIL and stored in underground gas
storage facilities, in an amount of not more than 3.39 billion cubic meters, and will pay for gas a maximum sum of 9.1 billion rubles.
			Management	For	For
7.50
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Northgas pursuant to which ZAO Northgas will deliver and
OAO Gazprom will accept [off-take] gas in an amount of not more than 4.8 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 4 billion rubles.
			Management	For	For
7.51
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will accept [off-
take] gas in an amount of not more than 24.2 billion cubic meters and will pay for gas a maximum sum of 23 billion rubles.
			Management	For	For

7.52
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg will deliver and OAO Gazprom will accept [off-take]
unstable crude oil in an amount of not more than 650 thousand tons and will pay for crude oil a maximum sum of 5.3 billion rubles.
			Management	For	For
7.53
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry stripped gas processed at gas refining complexes in an amount of not more than 4.5 billion cubic meters and will pay for gas a maximum sum of 5.1 billion rubles.
			Management	For	For
7.54
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will sell
and OAO SIBUR Holding will buy ethane fraction in a total amount of 4.885 million tons for a maximum sum of 33.707 billion rubles.
			Management	For	For
7.55
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for a fee of not more than 30 million rubles, to enter into: in OAO Gazprom's name and for OAO Gazprom's account: agreements providing for the processing of ethane fraction in an amount of not more than
275 thousand tons and with the maximum cost of ethane fraction processing services being 2.6 billion rubles; and agreements providing for the sale of ethane fraction processing products
[polyethylene] in an amount of not more than 180 thousand tons for a maximum sum of 6.5 billion rubles; and in its own name, but for OAO Gazprom's account: agreements on arranging for the
transportation and storage of ethane fraction processing products
[polyethylene] owned by OAO Gazprom in an amount of not more than 36 thousand tons for a maximum sum of 75 million rubles.
			Management	For	For
7.56
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 1.2 billion cubic meters and
OAO SIBUR Holding will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1 billion rubles.
			Management	For	For
7.57
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1.2 billion rubles.
			Management	For	For
7.58
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters across the territory of the Russian Federation, CIS countries and Baltic states and OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 70 billion rubles.
			Management	For	For

7.59
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 3.8 billion cubic meters and OAO
Gazprom Neft will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of
2.62 billion rubles.
			Management	For	For
7.60
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters and OAO
NOVATEK will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 60 billion rubles..
			Management	For	For
7.61
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the injection into and storage in underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for gas injection and storage a maximum sum of 400 million
rubles, as well as services related to arranging for the off-taking from underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas a maximum sum of 20 million rubles.
			Management	For	For
7.62
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
a/s Latvijas Gaze pursuant to which OAO Gazprom will sell and
a/s Latvijas Gaze will purchase gas as follows: in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the second half of 2009 and in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as pursuant to which
a/s Latvijas Gaze will provide services related to injection into and storage in the Ineukalna underground gas storage facility of gas owned by OAO Gazprom, and related to its off-taking and
transportation across the territory of the Republic of Latvia, as follows: in the second half of 2009-services related to injection of gas in an amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in an amount of not more than 800 million cubic meters and services related to transportation of gas in an amount of not more than 2 billion cubic meters, and OAO Gazprom will pay for such services a maximum
			Management	For	For

sum of 20 million euros; and in the first half of 2010 –
services related to injection of gas in an amount of not more than
800 million cubic meters, services related to storage and off-taking of gas in an amount of not more than 1 billion cubic meters and services related to transportation of gas in an amount of not more than 1.8 billion cubic meters, and OAO Gazprom will pay for such services a maximum sum of 23 million euros.

7.63
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
AB Lietuvos Dujos pursuant to which OAO Gazprom will sell and
AB Lietuvos Dujos will purchase gas as follows: in an amount of not more than 675 million cubic meters for a maximum sum of 180 million euros in the second half of 2009 and in an amount of not more than 790 million cubic meters for a maximum sum of 210
million euros in the first half of 2010, as well as pursuant to which
AB Lietuvos Dujos will provide services related to the
transportation of gas in transit mode across the territory of the
Republic of Lithuania as follows: in the second half of 2009-in an amount of not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services a maximum sum of 3 million euros; and in the first half of 2010-in an amount of not more than 1.25 billion cubic meters, and OAO Gazprom will pay for such gas transportation services a maximum sum of 6.5 million euros.
			Management	For	For
7.64
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
UAB Kauno termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos elektrin  will purchase gas as follows: in an amount of not more than 180
million cubic meters for a maximum sum of 48 million euros in the second half of 2009 and in an amount of not more than 225 million cubic meters for a maximum sum of 60 million euros in the first half of 2010.
			Management	For	For
7.65
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [off-take] in 2010 gas in an amount of not more than 3.9 billion cubic meters and will pay for gas a maximum sum of 1.33 billion U.S. dollars.
			Management	For	For
7.66
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which in 2010 MoldovaGaz S.A. will provide services related to the transportation of gas in transit mode across the territory of the Republic of Moldova in an amount of not more than 22.1 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 55.4 million U.S. dollars.
			Management	For	For
7.67
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which KazRosGaz LLP will sell and
OAO Gazprom will purchase in 2010 gas in an amount of not
more than 1.2 billion cubic meters for a maximum sum of 150
million U.S. dollars.
			Management	For	For
7.68
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across the territory of the Russian Federation of gas owned by KazRosGaz LLP in an
amount of not more than 8.5 billion cubic meters and KazRosGaz
LLP will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 35.2 million U.S.
dollars.
			Management	For	For

7.69
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will sell and
OAO Beltransgaz will purchase in 2010 gas in an amount of not more than 22.1 billion cubic meters for a maximum sum of 4.42 billion U.S. dollars, as well as pursuant to which in 2010 OAO
Beltransgaz will provide services related to the transportation of gas in transit mode across the territory of the Republic of Belarus via the gas transportation system of OAO Beltransgaz and via the
Byelorussian segment of Russia's Yamal-Europe gas pipeline in an amount of not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 700 million U.S.
dollars.
			Management	For	For
7.70
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 500
thousand rubles.
			Management	For	For
7.71
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 150
million rubles.
			Management	For	For
7.72
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 350
million rubles.
			Management	For	For
7.73
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
Space Systems undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 600 thousand rubles.
			Management	For	For

7.74
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.6 billion rubles.
			Management	For	For
7.75
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg undertakes, during the period from 01 JUL 2009 to
31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 29.69 million rubles.
			Management	For	For
7.76
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, during the period from 01 JUL 2009 to 31 DEC
2010, in accordance with instructions from OAO Gazprom, to
provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.3 billion rubles.
			Management	For	For
7.77
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 280 million rubles.
			Management	For	For
7.78
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which ZAO Gaztelecom undertakes,
during the period from 01 JUL 2009 to 31 DEC 2010, in
accordance with instructions from OAO Gazprom, to provide
services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 6.35 million rubles.
			Management	For	For
7.79
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Federal Research and Production Center
NefteGazAeroCosmos pursuant to which ZAO Federal Research
and Production Center NefteGazAeroCosmos undertakes, during
the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum sum of
6.7 million rubles.
			Management	For	For

7.80
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event of loss or destruction of or damage to, including deformation of the original geometrical dimensions of the structures or
individual elements of, machinery or equipment; linear portions, technological equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of incurrence of losses by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiaries to which the insured property has been leased [beneficiaries], up to the aggregate insurance amount of not more than 10 trillion rubles in respect of all insured events, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 5 billion rubles, with each agreement having a term of 1 year.
			Management	For	For
7.81
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life, health or property of other persons or to the environment as a result of an emergency or incident that occurs, amongst other things, because of a terrorist act at a hazardous industrial facility operated by OAO Gazprom
[insured events], to make an insurance payment to the physical persons whose life, health or property has been harmed, to the legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power
whose jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the environment
[beneficiaries], up to the aggregate insurance amount of not more than 30 million rubles, and OAO Gazprom undertakes to pay an insurance premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.82
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life or health of OAO Gazprom's employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of
			Management	For	For

the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount of not more than 150 billion rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 40 million
rubles, with each agreement having a term of 1 year.

7.83
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom or members of their
families or non-working retired former employees of OAO
Gazprom or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 90 billion rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 200 million rubles, with each agreement having a term of 1 year.
			Management	For	For
7.84
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom Avtopredpriyatie, a branch of OAO Gazprom, or members of their families or non-working
retired former employees of OAO Gazprom Avtopredpriyatie, a
branch of OAO Gazprom, or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 52.8 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1 million
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.85
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm having been caused to the property of third persons represented by OAO Gazprom in connection with the conduct of customs operations [beneficiaries]
and/or any contracts with such persons having been breached
[insured events], to make an insurance payment to such persons up to the aggregate insurance amount of not more than 70 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 1 million rubles, with each agreement having a term of 3 years.
			Management	For	For
7.86
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever harm [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is stolen or hijacked, or an individual component, part, unit, device or
supplementary equipment installed on such transportation vehicle is stolen [insured events], to make an insurance payment to OAO
Gazprom [beneficiary] up to the aggregate insurance amount of not more than 840 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in a total maximum
amount of 16 million rubles, with each agreement having a term of
1 year.
			Management	For	For
7.87
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the following interested-party transactions that may be entered into by OAO Gazprom in the future in the ordinary course of business, agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion against members of the Board of Directors or the
Management Committee of OAO Gazprom who are not persons
holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical or legal persons for whose benefit the agreement will be entered into and to whom harm could be caused, including shareholders of OAO
Gazprom, debtors and creditors of OAO Gazprom, employees of
OAO Gazprom, as well as the Russian Federation represented by its authorized agencies and representatives [third persons
[beneficiaries]], of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities; incurrence by insured persons of judicial or other costs to settle such claims;
assertion against OAO Gazprom by third persons [beneficiaries] of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims
originally asserted against insured persons; incurrence by OAO
Gazprom of judicial or other costs to settle such claims [insured events], to make an insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as well as to insured persons and/or OAO Gazprom in the event of incurrence of judicial or other costs to settle claims for compensation of losses, up to the aggregate insurance amount of not more than the ruble equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in a total maximum amount equal to the ruble equivalent of 2 million U.S. dollars, such agreement to be for a term of 1 year.
			Management	For	For

7.88
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom Space
Systems, OOO Gazpromtrans, OOO Gazprom Komplektatsiya,
OAO Lazurnaya, ZAO Gazprom Neft Orenburg, ZAO
Yamalgazinvest, OAO Salavatnefteorgsintez, DOAO
Tsentrenergogaz of OAO Gazprom and OAO Tsentrgaz [the
Contractors] pursuant to which the Contractors undertake to
perform from 30 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of arranging for and proceeding with a stocktaking of the property, plant and
equipment of OAO Gazprom that are to be leased to the
Contractors and OAO Gazprom undertakes to pay for such
services an aggregate maximum sum of 2.5 million rubles.
			Management	For	For
7.89
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which
DOAO Tsentrenergogaz of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 OCT 2010, in
accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subject: Development of regulatory documents in the area of maintenance and repair of equipment and structures , and to deliver the result of such work to OAO Gazprom and OAO Gazprom undertakes to accept the
result of such work and to pay for such work a total maximum sum of 31 million rubles.
			Management	For	For
7.90
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform during
the period from 01 JUL 2009 to 30 JUN 2011, in accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subjects: Development of key regulations regarding the creation of integrated automatic process control systems for the operating facilities of subsidiary companies by type of activity [production, transportation, underground storage and refining of gas and gas condensate] ; and Development of model technical requirements for designing automation systems for facilities of software and hardware complex by type of activity
[production, transportation, storage and refining of gas and gas condensate] , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 26.55 million rubles.
			Management	For	For

7.91
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of recommendations regarding the
determination of the amounts of overhead expenses and
anticipated profits in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating technological and other schemes directly in a graphical data base ;
Recommendations regarding the application and utilization of alternative types of energy resources for the gasification of industrial enterprises, households and transportation vehicles ;
and Preparation of a report on the financial and economic
feasibility of acquisition of shares owned by OOO NGK ITERA in
OAO Bratskekogaz, the holder of the license for the right to use the subsoil of the Bratskoye gas condensate field , and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 49.1 million rubles.
			Management	For	For
7.92
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of programs for the reconstruction and technological upgrading of the gas facilities of the Gazprom Group for 2010 ; Development of a Master Plan of the Siting of Facilities
for the Production and Sale of Liquefied Hydrocarbon Gases
[Propane-Butane] ; Organizing the metering of the quantities of gas, condensate and oil extracted from the subsoil in the process of development of gas condensate fields and oil and gas
condensate fields ; and Development of cost estimation standards and rules for the construction of trunk gas pipelines with a 12 MPa pressure rating to meet OAO Gazprom's requirements , and to
deliver the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 73 million rubles.
			Management	For	For
PLEASE NOTE THIS AGENDA IS CONTINUED ON MEETING 583856, WHICH WILL CONTAIN RES-OLUTION ITEMS 7.93 - 9.11. THANK YOU.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB2	50P	257570	0	10-Jun-2009	10-Jun-2009

SUMITOMO REALTY & DEVELOPMENT CO.,LTD.
Security	J77841112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3409000001		Agenda	701988529 - Management
City	TOKYO		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	16-Jun-2009
SEDOL(s)	4579205 - 6858902 - B02LM59 - B1YYTH4 - B2PDRP1		Quick Code	88300
Item	Proposal		Type	Vote	For/Against Management
1	Approve Appropriation of Retained Earnings		Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
4.1	Appoint a Corporate Auditor		Management	For	For
4.2	Appoint a Corporate Auditor		Management	For	For
4.3	Appoint a Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	168000	0	12-Jun-2009	12-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701990574 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
7.93
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a concept for utilization of renewable energy sources by OAO Gazprom on the basis of an analysis of the experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and Prevention of
Cardiovascular Diseases of OAO Gazprom's Personnel ;
Development of an Occupational Risk Management System and a
Program for Prevention of Injuries to Personnel at OAO
Gazprom's Enterprises ; Development of a regulatory and
methodological framework for the vocational selection of
personnel from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to
accept the results of such work and to pay for such work a total maximum sum of 132 million rubles.
			Management	For	For
7.94
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory and technical documentation related to the organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept for
Streamlining Production Processes at Gas Distribution
Organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 251.5 million rubles.
			Management	For	For
7.95
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Improving the regulatory and methodological framework for energy saving at OAO Gazprom's facilities ; Development of a regulatory document for calculating indicators of reliability of gas distribution systems ; Development of a regulatory framework for the diagnostic servicing of gas distribution systems of the gas supply sector ; Development of regulatory and methodological documents in the area of study of gas condensate characteristics of wells and fields in the course of prospecting and exploration work and in overseeing the development of gas condensate fields and oil and gas condensate fields ; and Development of guidelines for the design, construction, reconstruction and operation of gas distribution systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 155.2 million rubles.
			Management	For	For

7.96
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory documents in the area of the energy industry, including sea-based facilities ; and Development of standardized systems for managing gas distribution
organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 193 million rubles.
			Management	For	For
7.97
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a system of medical, sanitary and
psychological support for work at the Shtokman field making use of rotational team labor ; Development of recommendations for selecting efficient secondary methods of extracting oil from oil-
rimmed gas condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of unified
standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline and development of the Caspian Sea shelf and Central
Asian oil and gas fields , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 166.4 million rubles.
			Management	For	For
7.98
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following
			Management	For	For

subjects: Analytical studies of the cost of 1 meter of drilling progress at OAO Gazprom's fields and sites ; Development of
price lists for repairs at OAO Gazprom's facilities ; and Program for bringing gas pipeline branches into operation through the year
2020 , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 495.1 million rubles.

7.99
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Arranging for the monitoring of prices for all types of capital construction resources with reference to areas of clustered construction of OAO Gazprom's facilities ; Develop a procedure for providing design organizations with information about prices for material and technical resources for the purpose of adopting optimal decisions in designing the Unified Gas Supply System's facilities ; and Perform an analysis of the impact of changes in the commercial rate of penetration for prospecting and exploration wells and prepare measures designed to increase such rate and reduce the cost of geological exploration work, and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 93.2 million rubles.
			Management	For	For
7.100
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement of OAO Gazprom with OAO
Gazprom Promgaz and OAO Gazavtomatika of OAO Gazprom
[the Contractors] pursuant to which the Contractors undertake to perform during the period from 01 JUL 2009 to 31 DEC 2009, in accordance with instructions from OAO Gazprom, the services of implementing programs for scientific and technical cooperation between OAO Gazprom and foreign partner companies and OAO
Gazprom undertakes to pay for such services a total maximum
sum of 2 million rubles.
			Management	For	For
7.101
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom Neft
Orenburg, OOO Gazprom Komplektatsiya, OAO Vostokgazprom,
OAO Tomskgazprom, OAO TGK-1, OAO Mosenergo, OOO
Gazprom Tsentrremont, OAO Tsentrgaz, OOO Gazprom Export,
OAO Gazpromregiongaz, OAO Gazprom Neft, OOO
Mezhregiongaz and Gazpromipoteka Fund [the Licensees]
pursuant to which OAO Gazprom will grant the Licensees a non-
exclusive license to use OAO Gazprom's trade marks,        ,
Gazprom and, which have been registered in the State Register of
Trade Marks and Service Marks of the Russian Federation, as
follows: on goods or labels or packaging of goods which are
produced, offered for sale, sold or displayed at exhibitions or fairs or are otherwise introduced into civil turnover in the territory of the
Russian Federation, or are stored or transported for such purpose, or are brought into the territory of the Russian Federation; in connection with the performance of work or the provision of
services, including the development of oil or gas fields or the construction of oil pipelines or gas pipelines; on accompanying, commercial or other documentation, including documentation
related to the introduction of goods into civil turnover; in offers
			Management	For	For

regarding the sale of goods, regarding the performance of work or regarding the provision of services, as well as in announcements, in advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including, without limitation, on administrative buildings, industrial facilities, multi-function refueling complexes with accompanying types of roadside service, shops, car washes,
cafes, car service / tire fitting businesses, recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees' seals; in the Internet network; and in the Licensees' corporate names, and the
Licensees will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO Gazprom's trade marks with respect to each transaction in the amount of not more than 300 times the minimum wage established by the
effective legislation of the Russian Federation as of the date of signature of delivery and acceptance acts, plus VAT at the rate required by the effective legislation of the Russian Federation, in a total maximum sum of 68.4 million rubles.

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTIONS 8.1 - 8.18 REGARDING-THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS M-EETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLE-
ASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF
YOU HAVE ANY QUESTIONS.
Non-Voting
8.1	Elect Mr. Akimov Andrey Igorevich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.2	Elect Mr. Ananenkov Alexander Georgievich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.3	Elect Mr. Bergmann Burckhard as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.4	Elect Mr. Gazizullin Farit Rafikovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.5	Elect Mr. Gusakov Vladimir Anatolievich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.6	Elect Mr. Zubkov Viktor Alexeevich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.7	Elect Ms. Karpel Elena Evgenievna as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.8	Elect Mr. Makarov Alexey Alexandrovich as a Member of the Board of Directors of the Company.		Management	Against	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.9	Elect Mr. Miller Alexey Borisovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.10	Elect Mr. Musin Valery Abramovich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.11	Elect Ms. Nabiullina Elvira Sakhipzadovna as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.12	Elect Mr. Nikolaev Viktor Vasilievich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.13	Elect Mr. Petrov Yury Alexandrovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.14	Elect Mr. Sereda Mikhail Leonidovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.15	Elect Mr. Foresman Robert Mark as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.16	Elect Mr. Fortov Vladimir Evgenievich as a Member of the Board of Directors of the Company.		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.17	Elect Mr. Shmatko Sergey Ivanovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.18	Elect Mr. Yusufov Igor Khanukovich as a Member of the Board of Directors of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.

PLEASE NOTE THAT YOU MAY ONLY VOTE "FOR" NO MORE
THAN 9 CANDIDATES. IF YOU WIS-H TO VOTE FOR LESS
THAN THE 9 CANDIDATES PLEASE VOTE "AGAINST" OR
"ABSTAIN" ON-THE CANDIDATES YOU DO NOT WISH TO
SUPPORT. PLEASE NOTE BECAUSE MORE THAN "FOR-"
VOTES WILL MAKE THIS BALLOT INVALID WE HAVE APPLIED
SPIN CONTROL TO RESOULTI-ON NUMBER 9 TO ONLY
ALLOW YOU TO VOTE ON 9 OF THE CANDIDATES OUT OF
THE 11. TH-E TWO CANDIDIATES YOU CHOOSE NOT TO
VOTE ON WILL RECEIVE A VOTE OF "ABSTAIN"
Non-Voting
9.1	Elect Mr. Arkhipov Dmitry Alexandrovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.2	Elect Mr. Bikulov Vadim Kasymovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.3	Elect Mr. Ishutin Rafael Vladimirovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.4	Elect Mr. Kobzev Andrey Nikolaevich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.5	Elect Ms. Lobanova Nina Vladislavovna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.6	Elect Ms. Mikhailova Svetlana Sergeevna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.7	Elect Mr. Nosov Yury Stanislavovich as a Member of the Audit Commission of the Company.		Management	No Vote	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.8	Elect Mr. Ozerov Sergey Mikhailovich as a Member of the Audit Commission of the Company.		Management	No Vote	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.9	Elect Ms. Tikhonova Mariya Gennadievna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.10	Elect Ms. Tulinova Olga Alexandrovna as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.11	Elect Mr. Shubin Yury Ivanovich as a Member of the Audit Commission of the Company.		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation	Management did not provide a recommendation. Cumulative votes were allocated evenly.
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 578091 WHICH CONTAINS RESOULTIONS 1 - 7.92.		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	257570	0	10-Jun-2009	10-Jun-2009

FANUC LTD.
Security	J13440102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	JP3802400006		Agenda	701990877 - Management
City	YAMANASHI		Holding Recon Date	31-Mar-2009
Country	Japan		Vote Deadline Date	24-Jun-2009
SEDOL(s)	5477557 - 6356934 - B022218 - B16TB93		Quick Code	69540
Item	Proposal		Type	Vote	For/Against Management
	Please reference meeting materials.		Non-Voting
1.	Approve Appropriation of Retained Earnings		Management	For	For
2.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations		Management	For	For
3.1	Appoint a Director		Management	For	For
3.2	Appoint a Director		Management	For	For
3.3	Appoint a Director		Management	For	For
3.4	Appoint a Director		Management	For	For
3.5	Appoint a Director		Management	For	For
3.6	Appoint a Director		Management	For	For
3.7	Appoint a Director		Management	For	For
3.8	Appoint a Director		Management	For	For
3.9	Appoint a Director		Management	For	For
3.10	Appoint a Director		Management	For	For
3.11	Appoint a Director		Management	For	For
3.12	Appoint a Director		Management	For	For
3.13	Appoint a Director		Management	For	For
3.14	Appoint a Director		Management	For	For
4.	Appoint a Corporate Auditor		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	59400	0	17-Jun-2009	17-Jun-2009

OLAM INTERNATIONAL LTD, SINGAPORE
Security	Y6421B106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Jun-2009
ISIN	SG1Q75923504		Agenda		702016848 - Management
City	SINGAPORE		Holding Recon Date		25-Jun-2009
Country	Singapore		Vote Deadline Date		19-Jun-2009
SEDOL(s)	B05Q3L4 - B096815		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE BELOW RESOLUTION. THANK YOU.			Non-Voting
1.
Authorize the Directors or any of them to: a) allot and issue an aggregate of 273,459,000 subscription shares by way of a private placement to the Investors at an issue price of SGD 1.60 per subscription share, pursuant to the terms and subject to the conditions of the Subscription Agreement [the Proposed
Subscription]; and b) complete and do all such acts and things, including without limitation, to execute all such documents and to approve any amendments, alteration or modification to any
documents as they may consider necessary, desirable or
expedient to give full effect to the Proposed Subscription and this
Resolution
			Management	Against	Against
Comments-We are voting against this proposal because we don't like the preferential treatment given to new shareholders at the expense of existing ones.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB2	50P	2033900	0	19-Jun-2009	19-Jun-2009

OIL CO LUKOIL
Security	677862104		Meeting Type	Annual
Ticker Symbol	LUKOY		Meeting Date	25-Jun-2009
ISIN	US6778621044		Agenda	933090639 - Management
City			Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE 2008 ANNUAL REPORT OF OAO LUKOIL
AND THE ANNUAL FINANCIAL STATEMENTS, INCLUDING
INCOME STATEMENTS (PROFIT AND LOSS ACCOUNTS) OF
THE COMPANY, AND ALSO DISTRIBUTION OF PROFITS
(INCLUDING THROUGH THE PAYMENT (DECLARATION) OF
DIVIDENDS) AND LOSSES OF THE COMPANY ON THE BASIS
OF ANNUAL RESULTS. DETERMINATION OF THE SIZE, DATE,
FORM AND PROCEDURE OF PAYMENT OF DIVIDENDS.
			Management	For	For
3A	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY 2009 (MINUTES N2 4): IVANOVA, LYUBOV GAVRILOVNA.		Management	For	For
3B	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): KONDRATIEV, PAVEL GENNADIEVICH		Management	For	For
3C	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): NIKITENKO, VLADIMIR NIKOLAEVICH		Management	For	For
4A	TO PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT COMMISSION OF OAO <<LUKOIL>> ACCORDING TO APPENDIX HERETO.		Management	For	For
4B
TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS OF
REMUNERATION FOR MEMBERS OF THE BOARD OF
DIRECTORS AND THE AUDIT COMMISSION OF THE
COMPANY ESTABLISHED BY DECISION OF THE ANNUAL
GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL" OF
26 JUNE 2008 (MINUTES NO. 1).
			Management	For	For
05	TO APPROVE THE INDEPENDENT AUDITOR OF OAO <<LUKOIL>> - CLOSED JOINT STOCK COMPANY KPMG.		Management	For	For
06	TO APPROVE AMENDMENTS TO THE REGULATIONS ON THE PROCEDURE FOR PREPARING AND HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO <<LUKOIL>>, PURSUANT TO THE APPENDIX HERETO.		Management	For	For
07
TO APPROVE AN INTERESTED-PARTY TRANSACTION -
POLICY (CONTRACT) ON INSURING THE LIABILITY OF
DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
OAO "LUKOIL" AND OAO KAPITAL STRAKHOVANIE, ON THE
TERMS AND CONDITIONS INDICATED IN THE APPENDIX
HERETO.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	75878	0	12-Jun-2009	12-Jun-2009

OIL CO LUKOIL
Security	677862104		Meeting Type	Annual
Ticker Symbol	LUKOY		Meeting Date	25-Jun-2009
ISIN	US6778621044		Agenda	933095324 - Management
City			Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2B	ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2C	ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR VLADIMIROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2D	ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD EVERT		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2E	ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2F	ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2G	ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2H	ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2I	ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2J	ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2K	ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2L	ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	75878	0	12-Jun-2009	12-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701968995 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
1.	Approval of the annual report of the Company.		Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports [profit and loss accounts] of the Company.		Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2008.		Management	For	For
4.	Regarding the amount of, time for and form of payment of dividends based on the results of 2008.		Management	For	For
5.	Approval of the External Auditor of the Company.		Management	For	For
6.	Regarding the remuneration of Members of the Board of Directors and Audit Commission of the Company.		Management	For	For
7.1
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.2
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.3
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For

7.4
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
State Corporation Bank for Development and Foreign Economic
Affairs [Vnesheconombank] regarding receipt by OAO Gazprom of funds in a maximum sum of 6 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For
7.5
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.6
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 25 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of
Russian ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%.
			Management	For	For
7.7
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 17 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.8
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 100
million U.S. dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For

7.9
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds in a maximum sum of 5 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.10
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the terms
and conditions announced by it, accept and credit funds
transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding maintenance in the account of a non-reducible balance in a maximum sum not exceeding 20 billion rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the
relevant currency.
			Management	For	For
7.11
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will, upon the terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts in
accordance with OAO Gazprom's instructions.
			Management	For	For
7.12
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct operations through the
accounts in accordance with OAO Gazprom's instructions.
			Management	For	For
7.13
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions.
			Management	For	For

7.14
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will provide services to OAO Gazprom making use of the
Bank Client electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of the bank as may be in effect at the time the services are provided.
			Management	For	For
7.15
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will provide services to OAO Gazprom making use of the
Client Sberbank electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of Sberbank of Russia
OAO as may be in effect at the time the services are provided.
			Management	For	For
7.16
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO Gazprom
making use of the Bank Client electronic payments system,
including, without limitation, receipt from OAO Gazprom of
electronic payment documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at such tariffs of ZAO
Gazenergoprombank as may be in effect at the time the services are provided.
			Management	For	For
7.17
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment documents for
executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of OAO VTB Bank as may be in effect at the time the services are provided.
			Management	For	For
7.18
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company], to be entered into under the General Agreement on
the Conduct of Conversion Operations between OAO Gazprom
and the bank dated as of September 12, 2006, No. 3446, in a
maximum sum of 500 million U.S. dollars or its equivalent in rubles, euros or other currency for each transaction.
			Management	For	For

7.19
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities in connection with the subsidiaries challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million
U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.20
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
grant suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.21
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in a maximum sum of 1.8 billion rubles and for a period of not more than 14 months.
			Management	For	For
7.22
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Nord Stream AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure performance of OOO Gazprom Export's obligations under a gas transportation agreement between Nord Stream AG and OOO Gazprom Export,
including its obligations to pay a tariff for the transportation of gas via the North Stream gas pipeline on the basis of an agreed-upon model for calculating the tariff, in an aggregate maximum sum of
24.035 billion euros.
			Management	For	For
7.23
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes under
instructions of OAO Gazprom and for a fee not exceeding 0.5%
per annum, to open on a monthly basis documentary irrevocable uncovered letters of credit in favor of AK Uztransgaz in connection with payments for its services related to natural gas transportation across the territory of the Republic of Uzbekistan, with the maximum amount under all of the simultaneously outstanding
letters of credit being 81 million U.S. dollars.
			Management	For	For

7.24
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the facilities of the Yamal-Europe trunk gas pipeline system and related service equipment that are situated in the territory of the Republic of
Belarus for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property in a
maximum sum of 6.33 billion rubles.
			Management	For	For
7.25
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and use of
the property complex of the gas distribution system, comprised of facilities designed to transport and supply gas directly to
consumers [gas off taking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high-, medium- and low-
pressure gas pipelines, gas flow control stations and buildings], for a period of not more than 12 months and OAO Gazpromregiongaz will make payment for using such property in a maximum sum of
769.4 million rubles.
			Management	For	For
7.26
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which OAO Gazprom
will grant ZAO Gazprom Neft Orenburg temporary possession and use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period of not more than 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.
			Management	For	For
7.27
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and use of
the building and equipment of a tubing and casing manufacturing facility with a thermal treatment shop and pipe coating unit, situated in the Kostromskaya Region, town of Volgorechensk, for a period of not more than 12 months and OAO Gazpromtrubinvest will make payment for using such property in a maximum sum of
451 million rubles.
			Management	For	For
7.28
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex,
situated in the city of Sochi, for a period of not more than 12 months and OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.
			Management	For	For

7.29
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as well as of the building and equipment of the repair and machining shop at the
Southern Regional Repair Base, situated in the Stavropolskiy
Province, town of Izobilnyi, for a period of not more than 12 months and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of 115.5
million rubles.
			Management	For	For
7.30
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of the
infrastructure facilities of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya railway station and of the Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, as well as the facilities of the railway line from the Obskaya station to the
Bovanenkovo station, for a period of not more than 12 months and
OOO Gazpromtrans will make payment for using such property in a maximum sum of 2.1 billion rubles.
			Management	For	For
7.31
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of methanol
tank cars for a period of not more than 5 years and OOO
Gazpromtrans will make payment for using such property in a
maximum sum of 190 million rubles
			Management	For	For
7.32
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic that are situated in the Tulskaya Region,
Shchokinskiy District, township of Grumant, for a period of not more than 12 months and OAO Tsentrgaz will make payment for
using such property in a maximum sum of 24.1 million rubles.
			Management	For	For
7.33
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking area, ponds, roads, pedestrian
			Management	For	For

crossings, playgrounds, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's
Lodge, garage, as well as service machinery, equipment, furniture and accessories] situated in the Moscow Region, Naro-Fominskiy
District, village of Rogozinino, for a period of not more than 12 months and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

7.34
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized compact full-function gas and water treatment installations for coal bed methane extraction wells, well-head equipment, borehole
enlargement device, and pressure core sampler] located in the
Rostovskaya Region, town of Kamensk-Shakhtinskiy, and the
Kemerovskaya Region, city of Novokuznetsk, for a period of not more than 12 months and OAO Gazprom Promgaz will make
payment for using such property in a maximum sum of 3.5 million rubles.
			Management	For	For
7.35
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumenskaya Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required to use that building, with an area of
3,371 square meters, for a period of not more than 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in a maximum sum of 2.61 million rubles.
			Management	For	For
7.36
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Salavatnefteorgsintez pursuant to which OAO Gazprom will grant OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburgskiy
Gas Refinery for a period of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using such property in a maximum sum of 347 thousand rubles.
			Management	For	For
7.37
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom pursuant to which OAO Gazprom will grant
OAO Vostokgazprom temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OAO Vostokgazprom will make
payment for using such property in a maximum sum of 109
thousand rubles.
			Management	For	For
7.38
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OAO Gazprom will grant
OOO Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OOO Gazprom Export will make
payment for using such property in a maximum sum of 129
thousand rubles.
			Management	For	For

7.39
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will grant
OAO Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation for a period of not more than 12 months and OAO Gazprom Neft will make payment
for using such property in a maximum sum of 132 thousand
rubles.
			Management	For	For
7.40
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
will grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution, System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazcom Level [ERP], for a period of not more than 12 months and
OAO Gazprom Space Systems will make payment for using such
property in a maximum sum of 1.15 million rubles.
			Management	For	For
7.41
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which OAO Gazprom will grant
ZAO Yamalgazinvest temporary possession and use of an ERP
software and hardware solution, System for Managing OAO
Gazprom's Property and Other Assets at ZAO Yamalgazinvest
Level [ERP], for a period of not more than 12 months and ZAO
Yamalgazinvest will make payment for using such property in a maximum sum of 1.74 million rubles.
			Management	For	For
7.42
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities within the composition of buildings, communications lines, communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, in the Smolenskaya Region of the Russian
Federation and in the territory of the Republic of Belarus, for a period of not more than 12 months and ZAO Gaztelecom will
make payment for using such property in a maximum sum of
204.8 million rubles.
			Management	For	For
7.43
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO TsentrCaspneftegaz pursuant to which OAO Gazprom will
extend to OOO TsentrCaspneftegaz long-term loans in an
aggregate maximum sum of 12.6 billion rubles for the purpose of development by it in 2009-2011 of the Tsentralnaya geological structure.
			Management	For	For
7.44
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will issue guarantees to the Russian Federation's customs authorities with respect to the obligations of OAO Gazprom as a customs broker to pay customs payments and eventual interest and penalties, in a maximum sum of 50 million rubles, with the bank to be paid a fee at a rate of not more than 1% per annum of the amount of the guarantee.
			Management	For	For

7.45
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas in an amount of not more than 300 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 886.9 billion rubles.
			Management	For	For
7.46
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for a fee of not more than 200 million rubles, in its own name, but for OAO
Gazprom's account, to accept and, through OOO
Mezhregiongaz's electronic trading site, sell gas produced by
OAO Gazprom and its affiliates, in an amount of not more than
11.25 billion cubic meters for a maximum sum of 20 billion rubles.
			Management	For	For
7.47
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [off-take] gas purchased by
OOO Mezhregiongaz from independent entities, in an amount of not more than 21.9 billion cubic meters for a maximum sum of 70 billion rubles.
			Management	For	For
7.48
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for a fee of not more than 55 million rubles, in its own name, but for OAO
Gazprom's account, to accept and sell in the market outside the customs territory of the Russian Federation liquid hydrocarbons owned by OAO Gazprom, including crude oil, gas condensate and refined products [gasoline, liquefied gases, etc.], in an amount of not more than 1.25 million tons for a maximum sum of 11 billion rubles.
			Management	For	For
7.49
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas purchased by
OAO Gazprom from OAO LUKOIL and stored in underground gas
storage facilities, in an amount of not more than 3.39 billion cubic meters, and will pay for gas a maximum sum of 9.1 billion rubles.
			Management	For	For
7.50
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Northgas pursuant to which ZAO Northgas will deliver and
OAO Gazprom will accept [off-take] gas in an amount of not more than 4.8 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 4 billion rubles.
			Management	For	For
7.51
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will accept [off-
take] gas in an amount of not more than 24.2 billion cubic meters and will pay for gas a maximum sum of 23 billion rubles.
			Management	For	For

7.52
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg will deliver and OAO Gazprom will accept [off-take]
unstable crude oil in an amount of not more than 650 thousand tons and will pay for crude oil a maximum sum of 5.3 billion rubles.
			Management	For	For
7.53
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry stripped gas processed at gas refining complexes in an amount of not more than 4.5 billion cubic meters and will pay for gas a maximum sum of 5.1 billion rubles.
			Management	For	For
7.54
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will sell
and OAO SIBUR Holding will buy ethane fraction in a total amount of 4.885 million tons for a maximum sum of 33.707 billion rubles.
			Management	For	For
7.55
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for a fee of not more than 30 million rubles, to enter into: in OAO Gazprom's name and for OAO Gazprom's account: agreements providing for the processing of ethane fraction in an amount of not more than
275 thousand tons and with the maximum cost of ethane fraction processing services being 2.6 billion rubles; and agreements providing for the sale of ethane fraction processing products
[polyethylene] in an amount of not more than 180 thousand tons for a maximum sum of 6.5 billion rubles; and in its own name, but for OAO Gazprom's account: agreements on arranging for the
transportation and storage of ethane fraction processing products
[polyethylene] owned by OAO Gazprom in an amount of not more than 36 thousand tons for a maximum sum of 75 million rubles.
			Management	For	For
7.56
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 1.2 billion cubic meters and
OAO SIBUR Holding will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1 billion rubles.
			Management	For	For
7.57
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1.2 billion rubles.
			Management	For	For
7.58
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters across the territory of the Russian Federation, CIS countries and Baltic states and OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 70 billion rubles.
			Management	For	For

7.59
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 3.8 billion cubic meters and OAO
Gazprom Neft will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of
2.62 billion rubles.
			Management	For	For
7.60
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters and OAO
NOVATEK will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 60 billion rubles..
			Management	For	For
7.61
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the injection into and storage in underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for gas injection and storage a maximum sum of 400 million
rubles, as well as services related to arranging for the off-taking from underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas a maximum sum of 20 million rubles.
			Management	For	For
7.62
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
a/s Latvijas Gaze pursuant to which OAO Gazprom will sell and
a/s Latvijas Gaze will purchase gas as follows: in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the second half of 2009 and in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as pursuant to which
a/s Latvijas Gaze will provide services related to injection into and storage in the Ineukalna underground gas storage facility of gas owned by OAO Gazprom, and related to its off-taking and
transportation across the territory of the Republic of Latvia, as follows: in the second half of 2009-services related to injection of gas in an amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in an amount of not more than 800 million cubic meters and services related to transportation of gas in an amount of not more than 2 billion cubic meters, and OAO Gazprom will pay for such services a maximum
			Management	For	For

sum of 20 million euros; and in the first half of 2010 –
services related to injection of gas in an amount of not more than
800 million cubic meters, services related to storage and off-taking of gas in an amount of not more than 1 billion cubic meters and services related to transportation of gas in an amount of not more than 1.8 billion cubic meters, and OAO Gazprom will pay for such services a maximum sum of 23 million euros.

7.63
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
AB Lietuvos Dujos pursuant to which OAO Gazprom will sell and
AB Lietuvos Dujos will purchase gas as follows: in an amount of not more than 675 million cubic meters for a maximum sum of 180 million euros in the second half of 2009 and in an amount of not more than 790 million cubic meters for a maximum sum of 210
million euros in the first half of 2010, as well as pursuant to which
AB Lietuvos Dujos will provide services related to the
transportation of gas in transit mode across the territory of the
Republic of Lithuania as follows: in the second half of 2009-in an amount of not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services a maximum sum of 3 million euros; and in the first half of 2010-in an amount of not more than 1.25 billion cubic meters, and OAO Gazprom will pay for such gas transportation services a maximum sum of 6.5 million euros.
			Management	For	For
7.64
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
UAB Kauno termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos elektrin  will purchase gas as follows: in an amount of not more than 180
million cubic meters for a maximum sum of 48 million euros in the second half of 2009 and in an amount of not more than 225 million cubic meters for a maximum sum of 60 million euros in the first half of 2010.
			Management	For	For
7.65
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [off-take] in 2010 gas in an amount of not more than 3.9 billion cubic meters and will pay for gas a maximum sum of 1.33 billion U.S. dollars.
			Management	For	For
7.66
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which in 2010 MoldovaGaz S.A. will provide services related to the transportation of gas in transit mode across the territory of the Republic of Moldova in an amount of not more than 22.1 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 55.4 million U.S. dollars.
			Management	For	For
7.67
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which KazRosGaz LLP will sell and
OAO Gazprom will purchase in 2010 gas in an amount of not
more than 1.2 billion cubic meters for a maximum sum of 150
million U.S. dollars.
			Management	For	For
7.68
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across the territory of the Russian Federation of gas owned by KazRosGaz LLP in an
amount of not more than 8.5 billion cubic meters and KazRosGaz
LLP will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 35.2 million U.S.
dollars.
			Management	For	For

7.69
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will sell and
OAO Beltransgaz will purchase in 2010 gas in an amount of not more than 22.1 billion cubic meters for a maximum sum of 4.42 billion U.S. dollars, as well as pursuant to which in 2010 OAO
Beltransgaz will provide services related to the transportation of gas in transit mode across the territory of the Republic of Belarus via the gas transportation system of OAO Beltransgaz and via the
Byelorussian segment of Russia's Yamal-Europe gas pipeline in an amount of not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 700 million U.S.
dollars.
			Management	For	For
7.70
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 500
thousand rubles.
			Management	For	For
7.71
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 150
million rubles.
			Management	For	For
7.72
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 350
million rubles.
			Management	For	For
7.73
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
Space Systems undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 600 thousand rubles.
			Management	For	For

7.74
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.6 billion rubles.
			Management	For	For
7.75
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg undertakes, during the period from 01 JUL 2009 to
31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 29.69 million rubles.
			Management	For	For
7.76
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, during the period from 01 JUL 2009 to 31 DEC
2010, in accordance with instructions from OAO Gazprom, to
provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.3 billion rubles.
			Management	For	For
7.77
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 280 million rubles.
			Management	For	For
7.78
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which ZAO Gaztelecom undertakes,
during the period from 01 JUL 2009 to 31 DEC 2010, in
accordance with instructions from OAO Gazprom, to provide
services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 6.35 million rubles.
			Management	For	For
7.79
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Federal Research and Production Center
NefteGazAeroCosmos pursuant to which ZAO Federal Research
and Production Center NefteGazAeroCosmos undertakes, during
the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum sum of
6.7 million rubles.
			Management	For	For

7.80
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event of loss or destruction of or damage to, including deformation of the original geometrical dimensions of the structures or
individual elements of, machinery or equipment; linear portions, technological equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of incurrence of losses by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiaries to which the insured property has been leased [beneficiaries], up to the aggregate insurance amount of not more than 10 trillion rubles in respect of all insured events, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 5 billion rubles, with each agreement having a term of 1 year.
			Management	For	For
7.81
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life, health or property of other persons or to the environment as a result of an emergency or incident that occurs, amongst other things, because of a terrorist act at a hazardous industrial facility operated by OAO Gazprom
[insured events], to make an insurance payment to the physical persons whose life, health or property has been harmed, to the legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power
whose jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the environment
[beneficiaries], up to the aggregate insurance amount of not more than 30 million rubles, and OAO Gazprom undertakes to pay an insurance premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.82
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life or health of OAO Gazprom's employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of
			Management	For	For

the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount of not more than 150 billion rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 40 million
rubles, with each agreement having a term of 1 year.

7.83
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom or members of their
families or non-working retired former employees of OAO
Gazprom or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 90 billion rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 200 million rubles, with each agreement having a term of 1 year.
			Management	For	For
7.84
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom Avtopredpriyatie, a branch of OAO Gazprom, or members of their families or non-working
retired former employees of OAO Gazprom Avtopredpriyatie, a
branch of OAO Gazprom, or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 52.8 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1 million
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.85
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm having been caused to the property of third persons represented by OAO Gazprom in connection with the conduct of customs operations [beneficiaries]
and/or any contracts with such persons having been breached
[insured events], to make an insurance payment to such persons up to the aggregate insurance amount of not more than 70 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 1 million rubles, with each agreement having a term of 3 years.
			Management	For	For
7.86
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever harm [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is stolen or hijacked, or an individual component, part, unit, device or
supplementary equipment installed on such transportation vehicle is stolen [insured events], to make an insurance payment to OAO
Gazprom [beneficiary] up to the aggregate insurance amount of not more than 840 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in a total maximum
amount of 16 million rubles, with each agreement having a term of
1 year.
			Management	For	For
7.87
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the following interested-party transactions that may be entered into by OAO Gazprom in the future in the ordinary course of business, agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion against members of the Board of Directors or the
Management Committee of OAO Gazprom who are not persons
holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical or legal persons for whose benefit the agreement will be entered into and to whom harm could be caused, including shareholders of OAO
Gazprom, debtors and creditors of OAO Gazprom, employees of
OAO Gazprom, as well as the Russian Federation represented by its authorized agencies and representatives [third persons
[beneficiaries]], of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities; incurrence by insured persons of judicial or other costs to settle such claims;
assertion against OAO Gazprom by third persons [beneficiaries] of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims
originally asserted against insured persons; incurrence by OAO
Gazprom of judicial or other costs to settle such claims [insured events], to make an insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as well as to insured persons and/or OAO Gazprom in the event of incurrence of judicial or other costs to settle claims for compensation of losses, up to the aggregate insurance amount of not more than the ruble equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in a total maximum amount equal to the ruble equivalent of 2 million U.S. dollars, such agreement to be for a term of 1 year.
			Management	For	For

7.88
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom Space
Systems, OOO Gazpromtrans, OOO Gazprom Komplektatsiya,
OAO Lazurnaya, ZAO Gazprom Neft Orenburg, ZAO
Yamalgazinvest, OAO Salavatnefteorgsintez, DOAO
Tsentrenergogaz of OAO Gazprom and OAO Tsentrgaz [the
Contractors] pursuant to which the Contractors undertake to
perform from 30 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of arranging for and proceeding with a stocktaking of the property, plant and
equipment of OAO Gazprom that are to be leased to the
Contractors and OAO Gazprom undertakes to pay for such
services an aggregate maximum sum of 2.5 million rubles.
			Management	For	For
7.89
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which
DOAO Tsentrenergogaz of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 OCT 2010, in
accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subject: Development of regulatory documents in the area of maintenance and repair of equipment and structures , and to deliver the result of such work to OAO Gazprom and OAO Gazprom undertakes to accept the
result of such work and to pay for such work a total maximum sum of 31 million rubles.
			Management	For	For
7.90
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform during
the period from 01 JUL 2009 to 30 JUN 2011, in accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subjects: Development of key regulations regarding the creation of integrated automatic process control systems for the operating facilities of subsidiary companies by type of activity [production, transportation, underground storage and refining of gas and gas condensate] ; and Development of model technical requirements for designing automation systems for facilities of software and hardware complex by type of activity
[production, transportation, storage and refining of gas and gas condensate] , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 26.55 million rubles.
			Management	For	For

7.91
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of recommendations regarding the
determination of the amounts of overhead expenses and
anticipated profits in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating technological and other schemes directly in a graphical data base ;
Recommendations regarding the application and utilization of alternative types of energy resources for the gasification of industrial enterprises, households and transportation vehicles ;
and Preparation of a report on the financial and economic
feasibility of acquisition of shares owned by OOO NGK ITERA in
OAO Bratskekogaz, the holder of the license for the right to use the subsoil of the Bratskoye gas condensate field , and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 49.1 million rubles.
			Management	For	For
7.92
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of programs for the reconstruction and technological upgrading of the gas facilities of the Gazprom Group for 2010 ; Development of a Master Plan of the Siting of Facilities
for the Production and Sale of Liquefied Hydrocarbon Gases
[Propane-Butane] ; Organizing the metering of the quantities of gas, condensate and oil extracted from the subsoil in the process of development of gas condensate fields and oil and gas
condensate fields ; and Development of cost estimation standards and rules for the construction of trunk gas pipelines with a 12 MPa pressure rating to meet OAO Gazprom's requirements , and to
deliver the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 73 million rubles.
			Management	For	For
PLEASE NOTE THIS AGENDA IS CONTINUED ON MEETING 583856, WHICH WILL CONTAIN RES-OLUTION ITEMS 7.93 - 9.11. THANK YOU.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB3	50P	217300	0	10-Jun-2009	10-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		26-Jun-2009
ISIN	US3682872078		Agenda		701990574 - Management
City	MOSCOW		Holding Recon Date		08-May-2009
Country	Russian Federation		Vote Deadline Date		12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
7.93
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a concept for utilization of renewable energy sources by OAO Gazprom on the basis of an analysis of the experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and Prevention of
Cardiovascular Diseases of OAO Gazprom's Personnel ;
Development of an Occupational Risk Management System and a
Program for Prevention of Injuries to Personnel at OAO
Gazprom's Enterprises ; Development of a regulatory and
methodological framework for the vocational selection of
personnel from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to
accept the results of such work and to pay for such work a total maximum sum of 132 million rubles.
				Management	For	For
7.94
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory and technical documentation related to the organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept for
Streamlining Production Processes at Gas Distribution
Organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 251.5 million rubles.
				Management	For	For
7.95
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Improving the regulatory and methodological framework for energy saving at OAO Gazprom's facilities ; Development of a regulatory document for calculating indicators of reliability of gas distribution systems ; Development of a regulatory framework for the diagnostic servicing of gas distribution systems of the gas supply sector ; Development of regulatory and methodological documents in the area of study of gas condensate characteristics of wells and fields in the course of prospecting and exploration work and in overseeing the development of gas condensate fields and oil and gas condensate fields ; and Development of guidelines for the design, construction, reconstruction and operation of gas distribution systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 155.2 million rubles.
				Management	For	For

7.96
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory documents in the area of the energy industry, including sea-based facilities ; and Development of standardized systems for managing gas distribution
organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 193 million rubles.
				Management	For	For
7.97
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a system of medical, sanitary and
psychological support for work at the Shtokman field making use of rotational team labor ; Development of recommendations for selecting efficient secondary methods of extracting oil from oil-
rimmed gas condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of unified
standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline and development of the Caspian Sea shelf and Central
Asian oil and gas fields , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 166.4 million rubles.
				Management	For	For
7.98
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following
				Management	For	For

subjects: Analytical studies of the cost of 1 meter of drilling progress at OAO Gazprom's fields and sites ; Development of
price lists for repairs at OAO Gazprom's facilities ; and Program for bringing gas pipeline branches into operation through the year
2020 , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 495.1 million rubles.

7.99
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Arranging for the monitoring of prices for all types of capital construction resources with reference to areas of clustered construction of OAO Gazprom's facilities ; Develop a procedure for providing design organizations with information about prices for material and technical resources for the purpose of adopting optimal decisions in designing the Unified Gas Supply System's facilities ; and Perform an analysis of the impact of changes in the commercial rate of penetration for prospecting and exploration wells and prepare measures designed to increase such rate and reduce the cost of geological exploration work, and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 93.2 million rubles.
				Management	For	For
7.100
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement of OAO Gazprom with OAO
Gazprom Promgaz and OAO Gazavtomatika of OAO Gazprom
[the Contractors] pursuant to which the Contractors undertake to perform during the period from 01 JUL 2009 to 31 DEC 2009, in accordance with instructions from OAO Gazprom, the services of implementing programs for scientific and technical cooperation between OAO Gazprom and foreign partner companies and OAO
Gazprom undertakes to pay for such services a total maximum
sum of 2 million rubles.
				Management	For	For
7.101
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom Neft
Orenburg, OOO Gazprom Komplektatsiya, OAO Vostokgazprom,
OAO Tomskgazprom, OAO TGK-1, OAO Mosenergo, OOO
Gazprom Tsentrremont, OAO Tsentrgaz, OOO Gazprom Export,
OAO Gazpromregiongaz, OAO Gazprom Neft, OOO
Mezhregiongaz and Gazpromipoteka Fund [the Licensees]
pursuant to which OAO Gazprom will grant the Licensees a non-
exclusive license to use OAO Gazprom's trade marks,        ,
Gazprom and, which have been registered in the State Register of
Trade Marks and Service Marks of the Russian Federation, as
follows: on goods or labels or packaging of goods which are
produced, offered for sale, sold or displayed at exhibitions or fairs or are otherwise introduced into civil turnover in the territory of the
Russian Federation, or are stored or transported for such purpose, or are brought into the territory of the Russian Federation; in connection with the performance of work or the provision of
services, including the development of oil or gas fields or the construction of oil pipelines or gas pipelines; on accompanying, commercial or other documentation, including documentation
related to the introduction of goods into civil turnover; in offers
				Management	For	For

regarding the sale of goods, regarding the performance of work or regarding the provision of services, as well as in announcements, in advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including, without limitation, on administrative buildings, industrial facilities, multi-function refueling complexes with accompanying types of roadside service, shops, car washes,
cafes, car service / tire fitting businesses, recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees' seals; in the Internet network; and in the Licensees' corporate names, and the
Licensees will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO Gazprom's trade marks with respect to each transaction in the amount of not more than 300 times the minimum wage established by the
effective legislation of the Russian Federation as of the date of signature of delivery and acceptance acts, plus VAT at the rate required by the effective legislation of the Russian Federation, in a total maximum sum of 68.4 million rubles.

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTIONS 8.1 - 8.18 REGARDING-THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS M-EETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLE-
ASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF
YOU HAVE ANY QUESTIONS.
Non-Voting
8.1	Elect Mr. Akimov Andrey Igorevich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.2	Elect Mr. Ananenkov Alexander Georgievich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.3	Elect Mr. Bergmann Burckhard as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.4	Elect Mr. Gazizullin Farit Rafikovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.5	Elect Mr. Gusakov Vladimir Anatolievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.6	Elect Mr. Zubkov Viktor Alexeevich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.7	Elect Ms. Karpel Elena Evgenievna as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.8	Elect Mr. Makarov Alexey Alexandrovich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.9	Elect Mr. Miller Alexey Borisovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.10	Elect Mr. Musin Valery Abramovich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.11	Elect Ms. Nabiullina Elvira Sakhipzadovna as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.12	Elect Mr. Nikolaev Viktor Vasilievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.13	Elect Mr. Petrov Yury Alexandrovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.14	Elect Mr. Sereda Mikhail Leonidovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.15	Elect Mr. Foresman Robert Mark as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.16	Elect Mr. Fortov Vladimir Evgenievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.17	Elect Mr. Shmatko Sergey Ivanovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
8.18	Elect Mr. Yusufov Igor Khanukovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.

PLEASE NOTE THAT YOU MAY ONLY VOTE "FOR" NO MORE
THAN 9 CANDIDATES. IF YOU WIS-H TO VOTE FOR LESS
THAN THE 9 CANDIDATES PLEASE VOTE "AGAINST" OR
"ABSTAIN" ON-THE CANDIDATES YOU DO NOT WISH TO
SUPPORT. PLEASE NOTE BECAUSE MORE THAN "FOR-"
VOTES WILL MAKE THIS BALLOT INVALID WE HAVE APPLIED
SPIN CONTROL TO RESOULTI-ON NUMBER 9 TO ONLY
ALLOW YOU TO VOTE ON 9 OF THE CANDIDATES OUT OF
THE 11. TH-E TWO CANDIDIATES YOU CHOOSE NOT TO
VOTE ON WILL RECEIVE A VOTE OF "ABSTAIN"
Non-Voting
9.1	Elect Mr. Arkhipov Dmitry Alexandrovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.2	Elect Mr. Bikulov Vadim Kasymovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.3	Elect Mr. Ishutin Rafael Vladimirovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.4	Elect Mr. Kobzev Andrey Nikolaevich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.5	Elect Ms. Lobanova Nina Vladislavovna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.6	Elect Ms. Mikhailova Svetlana Sergeevna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.7	Elect Mr. Nosov Yury Stanislavovich as a Member of the Audit Commission of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.8	Elect Mr. Ozerov Sergey Mikhailovich as a Member of the Audit Commission of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.9	Elect Ms. Tikhonova Mariya Gennadievna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.10	Elect Ms. Tulinova Olga Alexandrovna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
9.11	Elect Mr. Shubin Yury Ivanovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes weren allocated evenly.
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 578091 WHICH CONTAINS RESOULTIONS 1 - 7.92.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	217300	0	10-Jun-2009	10-Jun-2009

SAVINGS BK RUSSIAN FEDN SBERBANK
Security	X76318108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	RU0009029540		Agenda	702017410 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)	4767981 - B05P537		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 571218 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report as of FY 2008		Management	For	For
2.	Approve the annual accounting report for FY 2008		Management	For	For
3.	Approve the allocation of income and dividends of RUB 0.48 per ordinary share and RUB 0.63 per preferred shares		Management	For	For
4.	Ratify ZAO Ernst & Young as the Auditor		Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Sergey Ignatyev as a Director		Management	For	For
5.2	Elect Aleksey Ulyukayev as a Director		Management	For	For
5.3	Elect Georgy Luntovsky as a Director		Management	For	For
5.4	Elect Valery Tkachenko as a Director		Management	For	For
5.5	Elect Nadezhda Ivanova as a Director		Management	For	For
5.6	Elect Sergey Shvetsov as a Director		Management	For	For
5.7	Elect Konstantin Shor as a Director		Management	For	For
5.8	Elect Arkady Dvorkovich as a Director		Management	For	For
5.9	Elect Aleksy Kudrin as a Director		Management	For	For
5.10	Elect Andrey Belousov as a Director		Management	For	For
5.11	Elect Elvira Nabiullina as a Director		Management	For	For
5.12	Elect Aleksey Savatyugin as a Director		Management	For	For
5.13	Elect German Gref as a Director		Management	For	For
5.14	Elect Bella Zlatkis as a Director		Management	For	For
5.15	Elect Sergey Guryev as a Director		Management	For	For
5.16	Elect Rajat Gupta as a Director		Management	For	For
5.17	Elect Anton Drozdov as a Director		Management	For	For
5.18	Elect Kayrat Kelimbetov as a Director		Management	For	For
5.19	Elect Vladimir Mau as a Director		Management	For	For
5.20	Elect Sergey Sinelnikov-Murylev as a Director		Management	For	For
6.1	Elect Vladimir Volkov as a Member of the Audit Commission		Management	For	For

6.2	Elect Lyudmila Zinina as a Member of the Audit Commission		Management	For	For
6.3	Elect Irina Mayorova as a Member of the Audit Commission		Management	For	For
6.4	Elect Valentina Tkachenko as a Member of the Audit Commission		Management	For	For
6.5	Elect Nataliya Polonskaya as a Member of the Audit Commission		Management	For	For
6.6	Elect Maksim Dolzhnikov as a Member of the Audit Commission		Management	For	For
6.7	Elect Yuliya Isakhanova as a Member of the Audit Commission		Management	For	For
7.	Amend the Charter		Management	For	For
8.	Approve to increase the share capital via issuance of 15 billion shares		Management	For	For
9.	Approve the remuneration of the Directors and the Members of the Audit Commission		Management	For	For
10.	Approve the participation in Russian National Association of Securities Market Participants		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1189500	0	16-Jun-2009	16-Jun-2009

4IB3 - Harding Loevner Funds, Inc. - Institutional Emerging Markets Portfolio

Vote Summary
USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS
Security	P9632E125		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	01-Jul-2008
ISIN	BRUSIMACNOR3		Agenda	701642274 - Management
City	BELO HORIZONTE		Holding Recon Date	27-Jun-2008
Country	Brazil		Vote Deadline Date	26-Jun-2008
SEDOL(s)	2193696 - B1WSXV0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.
Approve the protocol and justification instrument protocol and the valuation reports by the Board of Directors for the merger into the assets of the Company of the Companies Mineracao J. Mendes
Limteda. , Somisa Siderurgica Oeste De Minas Limiteda and
Global Mineracao Limteda, headquartered in this state of Minas
Gerais, and the control of which was acquired by Usiminas on 01
FEB 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the choice of the Company PricewaterhouseCoopers
Auditores Independentes as being responsible for the valuations of the net worth of the Companies to be merged into Usiminas and the valuation reports prepared by that auditing firm
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the merger of the Companies referred to, by the Board of Directors of the Company, in a meeting on 12 JUN 2008, with the consequent extinction of the Companies being merged		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Authorize the Executive Committee to do the Administrative Acts resulting from the decisions of the general meeting called here		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	50100	0	17-Jun-2008	17-Jun-2008

JBS S A
Security	P59695109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	01-Jul-2008
ISIN	BRJBSSACNOR8		Agenda	701643632 - Management
City	SAO PAULO		Holding Recon Date	27-Jun-2008
Country	Brazil		Vote Deadline Date	26-Jun-2008
SEDOL(s)	B1V74X7 - B2Q79W3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
I.
Approve to rectify and ratify the quantity of shares issued by JBS that are contemplated for the purposes of the payment of
dividends in JBS and in the JBS AGM held on 30 APR 2008, in
accordance with information contained in the JBS notice to the market released on14 MAY 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.
Elect a full Member of the Finance Committee, and his or her respective alternate, recommended by the shareholder Bndes
Partic Ipacoes S.A. Bndespar, the Member of the Finance
Committee that is elected to fill that position will remain in the position until the end of the term of office of the others Members of the Finance Committee, which ends at the 2009 AGM
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
III.	Approve to verify the subscription of shares and confirm the increase in share capital of JBS, and in the JBS EGM held on 11 APR 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	617600	0	18-Jun-2008	18-Jun-2008

MILLICOM INTERNATIONAL CELLULAR S.A.
Security	L6388F110		Meeting Type	Annual
Ticker Symbol	MICC		Meeting Date	07-Jul-2008
ISIN	LU0038705702		Agenda	932907073 - Management
City			Holding Recon Date	12-May-2008
Country	United States		Vote Deadline Date	03-Jul-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
A1	ELECTION OF CHAIRMAN.		Management	For	Management did not provide a recommendation
A2	TO RECEIVE THE DIRECTORS' REPORT (RAPPORT DE GESTION) AND THE REPORT OF THE EXTERNAL AUDITOR OF THE CONSOLIDATED AND PARENT COMPANY (MILLICOM) ACCOUNTS AT 31 DECEMBER 2007.		Management	For	Management did not provide a recommendation
A3	APPROVAL OF THE CONSOLIDATED ACCOUNTS PARENT COMPANY (MILLICOM) ACCOUNTS FOR THE YEAR ENDED 31 DECEMBER 2007.		Management	For	Management did not provide a recommendation
A4	ALLOCATION OF THE RESULTS OF THE YEAR ENDED DECEMBER 31 2007.		Management	For	Management did not provide a recommendation
A5	DISCHARGE OF THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR ENDED DECEMBER 31 2007.		Management	For	Management did not provide a recommendation
A6	ELECTION OF THE BOARD OF DIRECTORS, INCLUDING TWO NEW DIRECTORS.		Management	For	Management did not provide a recommendation
A7	ELECTION OF THE EXTERNAL AUDITORS.		Management	For	Management did not provide a recommendation
A8	APPROVAL OF DIRECTORS' FEES.		Management	For	Management did not provide a recommendation
A9
APPROVAL OF (A) PROPOSED SHARE BUY-BACK
PROGRAM, (B) BOARD OF DIRECTORS' DECISION TO
DELEGATE AUTHORITY TO IMPLEMENT SHARE BUY-BACK
JOINTLY TO CEO AND CHAIRMAN, AND (C) VARIOUS USES
OF MILLICOM SHARES REPURCHASED IN THE SHARE BUY-
BACK PROGRAM.
			Management	For	Management did not provide a recommendation
A10	MISCELLANEOUS.		Management	For	Management did not provide a recommendation
EI	APPROVAL OF AMENDMENTS TO ARTICLE 21 ("PROCEDURE, VOTE") OF THE ARTICLES OF ASSOCIATION.		Management	For	Management did not provide a recommendation
EII	MISCELLANEOUS.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	22000	0	21-May-2008	21-May-2008

LARSEN & TOUBRO LTD
Security	Y5217N159		Meeting Type		Other Meeting
Ticker Symbol			Meeting Date		09-Jul-2008
ISIN	INE018A01030		Agenda		701646688 - Management
City	TBA		Holding Recon Date		06-Jun-2008
Country	India		Vote Deadline Date		25-Jun-2008
SEDOL(s)	B0166K8 - B0423P7		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 489033 DUE TO CHANGE IN PA-ST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU
Non-Voting
1.
Authorize the Board of Directors of the Company, pursuant to the provisions of Section 293[1][a] and other applicable provisions, if any, of the Companies Act, 1956, and the Memorandum and
Articles of Association of the Company, and subject to other permissions and approvals as may be required, to transfer, sell and/or dispose of the Medical Equipment & System [MED]
Business Unit of the Company to its subsidiary Company or to any other entity as may be approved by the Board of Directors
[including any Committee thereof], as a going concern or
otherwise at such price and on such terms and conditions as may be decided by the Board of Directors with the power to the Board of Directors to finalize and execute necessary documents
including agreements, deeds of assignment/conveyance and other documents and to do all such other acts, deeds, matters and
things as may be deemed necessary and expedient in their
discretion for completion of transfer/sale of the said undertaking;
and to delegate all or any of the powers herein conferred in such manner as they may deem fit
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	36150	0	24-Jun-2008	24-Jun-2008

CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD
Security	Y1456Z128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		15-Jul-2008
ISIN	HK0966037878		Agenda		701654483 - Management
City	HONG KONG		Holding Recon Date		11-Jul-2008
Country	Hong Kong		Vote Deadline Date		07-Jul-2008
SEDOL(s)	4061575 - 6264048		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve and ratify the Capital Contribution Agreement dated 20
JUN 2008 entered into between China Insurance [Holdings]
Company, Limited, the Company, Industrial and Commercial Bank
of China [Asia] Limited and The Tai Ping Insurance Company,
Limited, [The Agreement] and the transactions contemplated
thereunder and the implementation thereof; and authorize the
Directors of the Company, for and on behalf of the Company, to do all such acts and things, to sign and execute all such
documents, instruments and agreements and to take all such
steps as they may consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Agreement and all other matters incidental thereto
			Management	For	For
2.
Approve and ratify the Option Deed dated 20 JUN 2008 entered into between China Insurance [Holdings] Company, Limited, the
Company and Industrial and Commercial Bank of China [Asia]
Limited, [the Option Deed] and the transactions contemplated thereunder and the implementation thereof; and authorize the
Directors of the Company for and on behalf of the Company to do all such acts and things, to sign and execute all such documents, instruments and agreements and to take all such steps as they may consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Option Deed and all other matters incidental thereto
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1202000	0	07-Jul-2008	07-Jul-2008

SABMILLER PLC
Security	G77395104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Jul-2008
ISIN	GB0004835483		Agenda	701652782 - Management
City	LONDON		Holding Recon Date	29-Jul-2008
Country	United Kingdom		Vote Deadline Date	24-Jul-2008
SEDOL(s)	0483548 - 5837708 - 6145240 - B01DQ76		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the financial statements for the YE 31 MAR 2008, together with the reports of the Directors and the Auditors therein		Management	For	For
2.	Receive and approve the Directors' remuneration report 2008, as specified in the annual report for the YE 31 MAR 2008		Management	For	For
3.	Elect Mr. R. Pieterse as a Director of the Company following his appointment by the Directors		Management	For	For
4.	Elect Ms. M. Ramos as a Director of the Company following her appointment by the Directors		Management	For	For
5.	Re-elect Lord Fellowes as a Director of the Company		Management	For	For
6.	Re-elect Mr. E.A.G. Mackay as a Director of the Company, who retires by rotation		Management	For	For
7.	Re-elect Mr. J.A. Manzoni as a Director of the Company, who retires by rotation		Management	For	For
8.	Re-elect Mr. M.Q. Morland as a Director of the Company		Management	For	For
9.	Re-elect Mr. M.C. Ramaphosa as a Director of the Company		Management	For	For
10.	Re-elect Mr. J.M. Kahn as a Director of the Company		Management	For	For
11.
Declare a final dividend of 42 US Cents per share in respect for the YE 31 MAR 2008 payable on 07 AUG 2008 to shareholders
on the register of Members at the close of business on 11 JUL
2008 in South Africa and the United Kingdom
			Management	For	For
12.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the next general meeting at which accounts are laid before the Company		Management	For	For
13.	Authorize the Directors to determine the remuneration of the Auditors		Management	For	For
14.
Authorize the Directors to adopt the SABMiller plc approved Share
Option Plan 2008 [the Approved Plan] the SABMiller plc Share
Option Plan 2008, the SABMiller plc Share Award Plan 2008, the
SABMilier plc Stock Appreciation Rights Plan 2008 and the
SABMiller plc Associated Companies Employee Share Plan [the
Associates Plan] [together the Plans], as specified [subject, in the case of the Approved Plan, to approval by HM Revenue &
Customs]; to do all such acts and things necessary to implement the plans, including the making of any changes to the rules of the
Plans as may be necessary to obtain any approvals the directors may consider necessary or desirable to obtain, including [in the case of the Approved Plan] such changes to the rules of the
Approved Plan as may be necessary to obtain approval from HM
Revenue & Customs and/or [in the case of all of the Plans] to comply with London Stock Exchange requirements and/or the
requirements of any other stock exchange on which any shares or depositary receipts of SABMiller plc may from time to time be listed and/or institutional requirements; and to establish any number of supplements or appendices to the Plans as they
			Management	For	For

consider appropriate to take advantage of, or comply with, local laws and regulations, for the benefit of employees of the Company
[or of any of its subsidiaries or associated companies participating in the Associates Plan] who are resident or working overseas or who are or would be subject to the laws of any other jurisdiction in relation to their participation in the Plans, and for whom
participation in the plans is undesirable or impractical but only if having regard to al! the circumstances, any supplements,
appendices or other employees' share schemes provide
substantial equality of treatment between UK employees and
employees resident overseas and the overall limits on the number of ordinary shares in the Company which may be subscribed
under the Company's Employees' Share Plans may not be
increased

15.
Approve, pursuant to and in accordance with the Article 12(b) of the Company's Articles of Association and the Section 80 of the
Companies Act 1985, that the powers conferred by the Article
12(b) in respect of the relevant securities shall apply and be exercisable; [Authority expiries the earlier of the conclusion of the next AGM of the Company or 31 OCT 2009]; [which shall be the
Section 80 period for the purposes of the Article 12(a) (iii)] in respect of a total nominal amount of USD 7,528,896 [Section 80 amount for the purposes of the Article 12(a)(ii) for that Section 80 period]
			Management	For	For
S.16
Approve, pursuant to and in accordance with the Article 12(C) of the Company's Articles of Association and the Section 89 of the
Companies Act 1985, that the powers conferred by the Article
12(C) in respect of the equity securities shall apply and be exercisable [Authority expiries the earlier of the conclusion of the next AGM of the Company or 31 OCT 2009] [Section 89 period for the purposes of the Article 12(a)(v) in respect of a nominal amount of USD 7,528,896 [Section 89 amount for the purposes of the
Article 12(a)(iv) for that Section 89 period]
			Management	For	For
S.17
Authorize the Company to make market purchases [Section
163(3) of the Companies Act 1985] of up to 150,577,927 ordinary shares [10% of the issued ordinary share capital of the Company as at 14 MAY 2008] of USD 0.10 each in the capital of the
Company, at a minimum price, exclusive of expenses, which may be paid for each share is USD 0.10 and not more than 105% of the average market value for such shares derived from the
London Stock Exchange Daily Official List, for the 5 business days preceding the date of purchase and that stipulated by Article 5(1)
of the Buy-Back and Stabilization Regulation [EC 2273/2003];
[Authority expires the earlier of the conclusion of the next AGM of the Company or 31 OCT 2009]; and the Company, before the
expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
			Management	For	For
S.18
Amend the existing Articles of Association of the Company, as specified; and approve, for the purpose of Section 165 of the
Companies Act 1985, the Contingent Purchases Contract
between the Company and SABMiller Jersey Limited providing for the Company to have the right to purchase up to 77,368,338 of its own non-voting convertible shares[or any ordinary shares may have converted]; and authorize the Company to enter into such contract; [Authority expires on 31 JAN 2010]
			Management	For	For
S.19
Amend the existing Articles of Association of the Company by adopting the regulations produced to this meeting, as specified as the Articles of Association of the Company, in substitution for and to the exclusion of the existing Articles of Association, with effect from the conclusion of this AGM
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB3	50P	100500	0	17-Jul-2008	17-Jul-2008

BHARTI AIRTEL LTD
Security	Y0885K108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-Aug-2008
ISIN	INE397D01016		Agenda	701662923 - Management
City	NEW DELHI		Holding Recon Date	30-Jul-2008
Country	India		Vote Deadline Date	18-Jul-2008
SEDOL(s)	6442327		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Receive and adopt the audited balance sheet of the Company as at 31 MAR 2008, the profit and loss account, the cash flow
statement for the YE on that date and the report of the Board of
Directors and the Auditors thereon
			Management	For	For
2.	Re-appoint Mr. Bashir Currimjee as a Director, who retires by rotation		Management	For	For
3.	Re-appoint Ms. Chua Sock Koong as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Mr. Rajan Bharti Mittal as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Mr. Rakesh Bharti Mittal as a Director, who retires by rotation		Management	For	For
6.
Appoint M/s. S.R. Batliboi & Associates, Chartered Accountants,
Gurgaon, as the Statutory Auditors of the Company from the
conclusion of this AGM until the conclusion of the next AGM and authorize the Board of Directors/Audit Committee to fix their remuneration
			Management	For	For
7.	Appoint Mr. Mauro Sentinelli as a Director of the Company, liable to retire by rotation		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	294350	0	18-Jul-2008	18-Jul-2008

MISC BHD, KUALA LUMPUR
Security	Y6080H113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Aug-2008
ISIN	MYF3816O1005		Agenda	701667947 - Management
City	KUALA LUMPUR		Holding Recon Date	14-Aug-2008
Country	Malaysia		Vote Deadline Date	11-Aug-2008
SEDOL(s)	6557759 - 6558031 - B02GTB9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the audited financial statements for the FYE 31 MAR 2008, the reports of the Directors and the Auditors thereon		Management	For	For
2.	Declare a final dividend of 20 sen per share [tax exempt] in respect of the FYE 31 MAR 2008		Management	For	For
3.	Re-elect Mr. Ahmad Nizam Bin Salleh, who retires in accordance with Article 95 of the Company's Articles of Association		Management	For	For
4.i	Re-elect Mr. Tan Sri Dato Sri Mohd Hassan Bin Marican as a Director, who retires by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
4.ii	Re-elect Dato' Halipah binti Esa as a Director, who retires by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
4.iii	Re-elect Mr. Krishnan a/l C.K. Menon as a Director, who retires by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
5.	Approve the payment of the Directors' fees for the FYE 31 MAR 2008		Management	For	For
6.	Re-appoint Messrs. Ernst & Young as the Auditors of the Company and authorize the Directors to fix their remuneration		Management	For	For
7.	Re-appoint Dato Sri Liang Kim Bang as a Director of the Company, and to hold office until the next AGM in accordance with Section 129 of the Companies Act, 1965		Management	For	For
8.	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	778100	0	06-Aug-2008	06-Aug-2008

KOOKMIN BANK
Security	50049M109		Meeting Type		Special
Ticker Symbol	KB		Meeting Date		25-Aug-2008
ISIN	US50049M1099		Agenda		932944829 - Management
City			Holding Recon Date		30-Jul-2008
Country	United States		Vote Deadline Date		19-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE STOCK TRANSFER PLAN TO ESTABLISH A FINANCIAL HOLDING COMPANY THROUGH A COMPREHENSIVE STOCK TRANSFER.		Management	For	For
02	APPROVAL OF AN AMENDMENT IN THE SETTLEMENT METHOD FOR KOOKMIN BANK'S OUTSTANDING STOCK OPTIONS.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	36323	0	18-Aug-2008	18-Aug-2008

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Aug-2008
ISIN	CNE1000002F5		Agenda		701661553 - Management
City	BEIJING		Holding Recon Date		29-Jul-2008
Country	China		Vote Deadline Date		21-Aug-2008
SEDOL(s)	B1JKTQ6 - B1L7ZX4 - B1MT2B6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
S.1
Authorize the Company, within 30 months from the date of
passing of this resolution, to issue domestic corporate bonds [the
'Domestic Corporate Bonds'] in the PRC in the principal amount of not more than RMB 15 billion; authorize the Board of Directors of the Company [the 'Board'], or under appropriate circumstances, more than 2 Directors approved by the Board, to: i) determine and finalize the terms and conditions of the proposed issue of the
Domestic Corporate Bonds, including but not limited to, the final amount of issue, the offering method and the interest rate; and ii)
do all such acts and things, to sign and execute all such other documents, deeds, instruments and agreements [the 'Ancillary
Documents'], to make applications to the relevant regulatory authorities for the approval of the issue of the Domestic Corporate
Bonds and to take such steps as they may consider necessary, appropriate, expedient and in the interests of the Company to give effect to or in connection with the issue of the Domestic Corporate
Bonds or any transactions contemplated thereunder and all other matters incidental thereto, and to agree to any amendments to any of the terms of the Ancillary Documents which in the opinion of the Board are in the interests of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	2002000	0	19-Aug-2008	19-Aug-2008

LARSEN & TOUBRO LTD
Security	Y5217N159		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Aug-2008
ISIN	INE018A01030		Agenda	701668278 - Management
City	MUMBAI		Holding Recon Date	27-Aug-2008
Country	India		Vote Deadline Date	15-Aug-2008
SEDOL(s)	B0166K8 - B0423P7		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the balance sheet as at 31 MAR 2008, the profit & loss account for the YE on that date, the reports of the Board of Directors and the Auditors thereon		Management	For	For
2.	Declare a dividend on equity shares		Management	For	For
3.	Re-appoint Mr. J.P. Nayak as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Mr. Y.M. Deosthalee as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Mr. M.M. Chitale as a Director, who retires by rotation		Management	For	For
6.	Appoint Mr. N. Mohan Raj, as a Director		Management	For	For
7.	Re-appoint Mr. K. Venkataramanan as a Director, who retires by rotation		Management	For	For
8.	Appoint Mr. S. Rajgopal as a Director		Management	For	For
9.	Appoint Mr. A.K. Jain as a Director		Management	For	For
10.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956, read with the Schedule XIII of the said Act, the re-appointment of Mr. A.M. Naik as the Chairman
& Managing Director of the Company with effect from 13 APR
2009 to 31 SEP 2012 on remuneration fixed by the Board, from time to time, within the limits fixed by the Members
			Management	For	For
11.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956, read with the Schedule XIII of the said Act, the re-appointment of Mr. J.P. Nayak as the Whole-
time Director of the Company with effect from 13 NOV 2008 to 31
MAR 2008 on remuneration fixed by the Board, from time to time, within the limits fixed by the Members
			Management	For	For
12.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956 read with the Schedule XIII of the said Act, the re-appointment of Mr. K. Venkataramanan as the
Whole-time Director of the Company with effect from 28 MAY
2009 to 30 JUN 2012 on remuneration as fixed by the Board from time to time within the limits fixed by the Members
			Management	For	For
13.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956 read with the Schedule XIII of the said Act, the re-appointment of Mr. K.V. Rangaswami as the
Whole-time Director of the Company with effect from 08 FEB 2009 to 30 JUN 2011 on remuneration as fixed by the Board from time to time within the limits fixed by the Members
			Management	For	For
14.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956 read with the Schedule XIII of the said Act, the re-appointment of Mr. V.K. Magapu as a Whole-
time Director of the Company with effect from 06 JUL 2009 to 30
SEP 2012 on remuneration as fixed by the Board from time to
time within the limits fixed by the Members
			Management	For	For
15.
Authorize the Board of Directors of the Company [the Board,
which term shall be deemed to include any Committee thereof], that in accordance with the applicable provisions of the
Companies Act, 1956, or any amendment or re-enactment thereof and Article 153 of the Articles of Association of the Company and
subject to the guidelines issued by the Securities and Exchange
Board of India [SEBI] in this behalf and subject to such approvals, consents, permissions and sanctions as may be necessary from appropriate authorities, consent, for capitalization of a sum not exceeding INR 61,44,47,064 from the securities premium account, general reserves or any other permitted reserves/ surplus of the
Company for the purpose of issue of bonus shares of INR 2 each, credited as fully paid-up to the holders of the equity shares of the
Company whose names shall appear on the register of Members
on the record date determined by the Board or a Committee
thereof for the purpose, in the proportion of 1 bonus share of INR
2 for every 1 fully paid-up equity share of INR 2 held by them and that the bonus shares so distributed shall, for all purposes, be treated as an increase in the paid up capital of the Company held by each such Member, and not as income; approve the stock
options [whether vested, unvested or yet to be granted] under the
Employee Stock Option Schemes be suitably adjusted; that the bonus shares so allotted shall rank pari passu in all respects with the fully paid-up equity shares of the Company as existing on the record date, save and except that they shall not be entitled to any dividend for the FYE 31 MAR 2008 and any other dividend that may be declared before the Record date; that the bonus shares so allotted shall always be subject to the terms and conditions contained in the Memorandum and Articles of Association of the
Company; that no letter of allotment shall be issued in respect of the bonus shares and in the case of Members who hold shares or opt to receive the shares in dematerialized form, the bonus shares shall be credited to the respective beneficiary accounts of the
Members with their respective Depository Participants and in the case of Members who hold equity shares in certificate form, the share certificates in respect of the bonus shares shall be
despatched, within such time as prescribed by Law and the
relevant authorities; that the issue and allotment of the bonus shares to Non-Resident Members, Foreign Institutional Investors
(FIIs) & other foreign investors, be subject to the approval of the
Reserve Bank of India, as may be necessary; and authorize the
Board to take necessary steps for listing of such shares on the
Stock Exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements with the
concerned Stock Exchanges and other applicable guidelines,
rules and regulations; to do all such acts, deeds, matters and things and to give such directions as may be necessary or
expedient, and to settle any question, difficulty or doubt that may arise in this regard as the Board in its absolute discretion may deem necessary or desirable and its decision shall be final and binding
			Management	For	For

S.16
Authorize the Board, in accordance with the provisions of Section
81(lA) and other applicable provisions, if any, of the Companies
Act, 1956, Foreign Exchange Management Act, 1999, Securities
and Exchange Board of India [Disclosure and Investor Protection]
Guidelines, 2000 [SEBI Guidelines], Listing Agreements entered into by the Company with the Stock Exchange where the
Securities of the Company are listed, enabling provisions in the
Memorandum and Articles of Association, of the Company as also provisions of any other applicable laws, rules and regulations
[including any amendments thereto or re-enactments thereof for the time being in force] and subject to such approvals, consents, permissions and sanctions of the securities and Exchange Board of India [SEBI], Government of India [GOI], Reserve Bank of India
			Management	For	For

[RBI] and an other appropriate and/concerned authorities, or bodies and subject to such conditions and modifications, as may be prescribed. by any of them in granting such approvals,
conserve, permissions and sanctions which may be agreed to by the Board of Directors of the Company [the Board which term shall be deemed to include any Committee which the Board may have
constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution], to offer, issue and allot, by way of Qualified Institutions Placement [QIP], to
Qualified Institutional Buyers [QIBs] in terms of Chapter XIII-A of the SEBI Guidelines, whether or not such Investors are Members of the Company, through one or more placements of equity
shares/fully convertible debentures/partly convertible debentures or any securities other than warrants which are convertible into or exchangeable with equity shares at a later date [herein referred to as Securities] not exceeding USD 600 mn or INR 2400 crore, if higher [including green shoe option], as the Board may determine in accordance with the SEBI Guidelines and where necessary in consultation with the lead Managers, Underwriters, Merchant
Bankers, Guarantors, Financial and/or Legal Advisors, Rating
Agencies/ Advisors, Depositories, Custodians, Principal Paying/
Transfer/Conversion agents, Listing agents, Registrars, Trustees,
Printers, Auditors, Stabilizing agents and all other
Agencies/Advisors; that the QIP issue shall be completed within
12 months from the date of this AGM, and the equity shares so issued shall rank pari passu with the existing equity shares of the
Company in all respects to be offered and allotted to the QIBs shall be in dematerialized form; for the purpose of giving effect to any offer, issue or allotment of Securities, to do all such acts, deeds, matters and things as it may, in absolute discretion, deem necessary or desirable for such purpose, including without
limitation, the determination of the terms thereof, for entering into arrangements for managing, underwriting, marketing, listing and trading, to issue placement documents and to sign all deeds, documents and writings and to pay any fees, commissions,
remuneration, expenses relating thereto and with power on behalf of the Company to settle alt questions, difficulties or doubts that may arise in regard to such offer(s) or issue(s) or allotment(s) as it may, in its absolute discretion, deem fit; authorize the Board to appoint Lead Manager(s) in offerings of Securities and to
remunerate them by way of commission, brokerage, fees or the like and also to enter into and execute all such arrangements, agreements, memoranda, documents. etc. with Lead Manager(s);
of the Company do apply for listing of the Securities as may be issued with the Bombay Stock Exchange limited and National
Stock Exchange of India Limited or any other Stock Exchange(s);
do apply to the National Securities depository limited and/or
Central Depository Services [India] Limited for admission of the above said Securities to be allotted on QIP basis; to create necessary charge on such of the assets and properties [whether present or future] of the Company and approve, to accept, finalize and execute facilities, sanctions, undertakings, agreements, promissory notes, credit limits and any of any documents and papers in connection with issue of securities, and authorize to delegate all or any of the powers herein conferred ,in such manner as it may deem fit

S.17
Re-appoint M/s. Sharp & Tannan, Chartered Accountants, as the
Auditors of the Company including all its branch offices, to hold the office until the conclusion of the next AGM at a remuneration of INR 68,00,000 exclusive of service tax, travelling and other out of pocket expenses
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB3	50P	56450	0	12-Aug-2008	12-Aug-2008

ORASCOM CONSTR INDS S A E
Security	68554N106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	30-Aug-2008
ISIN	US68554N1063		Agenda	701687191 - Management
City	CAIRO		Holding Recon Date	18-Aug-2008
Country	Egypt		Vote Deadline Date	18-Aug-2008
SEDOL(s)	3178380 - B063MZ1 - B09KVP2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve a deferred cash dividend distribution of USD 1.00 per share based on the audited financial statements for the FYE 31 DEC 2007		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the appointment of new Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	29260	0	27-Aug-2008	27-Aug-2008

MARUTI SUZUKI INDIA LTD
Security	Y7565Y100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Sep-2008
ISIN	INE585B01010		Agenda	701683737 - Management
City	NEW DELHI		Holding Recon Date	29-Aug-2008
Country	India		Vote Deadline Date	20-Aug-2008
SEDOL(s)	6633712 - B01Z564		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the audited balance sheet as at 31 MAR 2008 and profit and loss account for the FYE on that date together with the reports of the Directors and the Auditors thereon		Management	For	For
2.	Declare a dividend on equity shares		Management	For	For
3.	Re-appoint Mr. Manvinder Singh Banga as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Mr. Amal Ganguli as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Mr.Davinder Singh Brar as a Director, who retires by rotation		Management	For	For
6.
Re-appoint, pursuant to Section 224 and other applicable
provisions of the Companies Act, 1956, M/s. Price Waterhouse,
Chartered Accountants, as the retiring Statutory Auditors of the
Company to hold Office from the conclusion of the 27th AGM upto the conclusion of the 28th AGM of the Company at a remuneration to be fixed by the Board and reimbursement of out of pocket
expenses incurred in connection with the audit
			Management	For	For
7.	Appoint Mr. Tsuneo Ohashi as a Director of the Company, liable to retire by rotation		Management	For	For
8.	Appoint Mr. Keiichi Asai as a Director of the Company, liable to retire by rotation		Management	For	For
9.	Appoint Mr. Kenichi Ayukawa as a Director of the Company, liable to retire by rotation		Management	For	For
10.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Shinzo Nakanishi as a Managing Director and Chief Executive
Officer of the Company with effect from 19 DEC 2007 for a period of 3 years at a remuneration, as specified
			Management	For	For
11.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Hirotumi Nagao as a Whole-time Director designated as a Director and Managing Executive Officer [Administration] of the Company
with effect from 23 SEP 2007 till close of the business hours on 10
JUL 2008 at a specified remuneration
			Management	For	For
12.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Tsuneo Ohashi as a Whole-time Director designated as a Director and Managing Executive Officer [Production] of the Company with effect from 01 JAN 2008 for a period of 3 year at a specified remuneration
			Management	For	For
13.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Keiichi Asai as a Whole-time Director designated as a Director and Managing Executive Officer [Engineering] of the Company
with effect from 29 JAN 2008 for a period of 3 year at a specified remuneration
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	0	0	21-Aug-2008	21-Aug-2008

WIMM BILL DANN FOODS
Security	97263M109		Meeting Type		Special
Ticker Symbol	WBD		Meeting Date		04-Sep-2008
ISIN	US97263M1099		Agenda		932944867 - Management
City			Holding Recon Date		01-Aug-2008
Country	United States		Vote Deadline Date		22-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A
IN ORDER TO COMPLY WITH THE FORMAL REQUIREMENTS
OF THE FEDERAL LAW "ON JOINT-STOCK COMPANIES" AS
RELATED TO INTERESTED PARTY TRANSACTIONS AND DUE
TO THE ABSENCE OF THE ACTUAL CONFLICT OF INTEREST,
SEPERATE INDEMNIFICATION AGREEMENTS BETWEEN
WBD FOODS OJSC AND OFFICIALS OF WBD FOODS OJSC
SHALL BE APPROVED.
			Management	For	Management did not provide a recommendation
1B
IN ORDER TO COMPLY WITH THE FORMAL REQUIREMENTS
OF THE FEDERAL LAW "ON JOINT-STOCK COMPANIES" AS
RELATED TO INTERESTED PARTY TRANSACTIONS AND DUE
TO THE ABSENCE OF THE ACTUAL CONFLICT OF INTEREST,
AGREEMENTS ON LEGAL EXPENSES COMPENSATION
BETWEEN WBD FOODS OJSC AND OFFICIALS OF WBD
FOODS OJSC SHALL BE APPROVED.
			Management	For	Management did not provide a recommendation
02	APPROVE THE NEW VERSION OF WBD FOODS OJSC CHARTER.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	16963	0	19-Aug-2008	19-Aug-2008

ANHANGUERA EDUCACIONAL PARTICIPACOES S A
Security	P0355L123		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	05-Sep-2008
ISIN	BRAEDUCDAM18		Agenda	701684032 - Management
City	VALINHOS		Holding Recon Date	03-Sep-2008
Country	Brazil		Vote Deadline Date	02-Sep-2008
SEDOL(s)	B1SY486		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting
1.
Ratify the acquisition A of Educar Institution Educacional S/S
LTDA; Educar, B of Intesc Instituto Techonologico De Educacao
Superior E Pesquisa De Santa Catarina LTDA; Intesc, C of
Sociedade Educacional Garra LTDA; Garra, D of Sesla Sociedade
Educacional De Ensino Superior Do Lago LTDA; Sesla and E of
Sociedade De Ensino Superior Itapeceri CA DA Serra S/S LTDA;
Aesis, in compliance with that which is provided for in Article 256 of Law Number 6404/76
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Ratify the appointment of KPMG Auditors Independents, a
Company registered with tax payer ID Number CNPJ/MF
57.755.217/0001 29 and with the Regional Accounting Council
CRC under Number 2SP014428 O 6 and at the Securities
Commission under Number 4189, with its head headquarters at
Rua Renato Paes De Barros 33,04530 904, in the city of Sao
Paulo, state of Sao Paulo KPMG, a specialized Company
responsible for the evaluation of the book net worth of Pendipi
Participacoes LTD a Limited Business Company with its
headquarters at Rua Coronel Abilio Soares No. 163, room 3,
Centro, CEP 09020 260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.110.464
0001 08, Pendipi, Javelini Participacoes LTDA., a Limited
Business Company with its headquarters at Rua Coronel Abilio
Soares No. 163, room 5, Centro, CEP 09020260, in the
municipality of Santo Andre, state of Sao Paulo, with tax payer ID
Number CNPJ/MF 07.265.347 0001 05, Javelini, Tipori Particip
LTDA., a Limited Business Company with its headquarters at Rua
Coronel Abilio Soares No. 163, room 2, Centro, CEP 09020 260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.267.409/0001 18, Tipori and
uniarte Participacoes LTDA., a Limited Business Company with its headquarters at Rua Coronel Abilio Soares No. 163, room 6,
Centro, CEP 09020260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.117.011
0001 13, Uniarte and the preparation of the respective valuation reports of the book net worth of Pendipi, Javelini, Tipori and
Uniarte valuation report
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the valuation reports		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve to decide regarding the protocols and justifications of merger of Pendipi, Javelini, Tipori and Uniarte by the Company,
entered into between the Administrations of the Company and of
Pendipi, Javelini, Tipori and Uniarte on 05 AUG 2008 protocols
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.
Approve to decide regarding the merger of the entirety of the assets of Pendipi, Javelini, Tipori and Uniarte into the Company
Mergers, in accordance with the terms and conditions established in the protocols
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Authorize the Administrators of the Company to do all of the acts and to take all of the measures necessary for the implementation and formalization of the Mergers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.
Approve to re-ratify the minutes of the EGM of the Company, held on 29 APR 2008, amend the wording of the main part of the
Article 5 of the Corporate ByLaws in regard to the statement of the share capital of the Company, registering that all of the acts done after the date of 12 APR 2007, must consider this re ratification of the share capital of the Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	99856	0	20-Aug-2008	20-Aug-2008

BARLOWORLD LTD
Security	S08470189		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	08-Sep-2008
ISIN	ZAE000026639		Agenda	701683787 - Management
City	TBA		Holding Recon Date	04-Sep-2008
Country	South Africa		Vote Deadline Date	01-Sep-2008
SEDOL(s)	0079301 - 6079123 - 6080158 - 6440848 - 7512360 - B01DDC0 - B1809V2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.S.1
Approve the terms of the black ownership initiative [set out in the
Circular] and included in the terms of the agreements referred to in Annexure 4 of the Circular constitute financial assistance to be given by the Company for the purpose of or in connection with the purchase of or subscription for any shares in the Company, those terms are hereby sanctioned by the shareholders of the Company in accordance with the provisions of Section 38(2A)(b) of the
Companies Act including, without limitation, the terms of any financial assistance arising from: i) the transaction involving the allotment and issue of Barloworld ordinary shares to the Black
Managers Trust ii) the transaction involving the allotment and issue of Barloworld ordinary shares to the Black Non-Executive
Directors Trust iii) the transaction involving the allotment and issue of Barloworld ordinary shares to the Education Trust iv) the transaction involving the allotment and issue of Barloworld
ordinary shares to funding SPV's held indirectly or directly by the
SBP's and the CSG's v) the transactions involving the repurchase of acquisition or the shares vi) the transactions involving the allotment and issue of further Barloworld ordinary shares to the funding SPV's vii) the transactions involving the making of loans to the funding SPV's and viii) the transactions involving the making of loans by the funding SPV's
			Management	For	For
2.S.2
Approve as contemplated in Section 85(2) of the Companies Act
[as that provision is amended, modified, re-enacted or substituted from time to time], Rule 5.69 of the Listings Requirements [as that rule amended, modified, re-enacted or substituted from time to time] and the Articles of Association for the Company to
repurchase or acquire Barloworld Ordinary Shares- i) from the funding SPV's, the Black Managers Trust and the Education Trust
from the dates and in accordance with the terms and conditions of the initial subscription agreements, the reversionary pledge and cession agreements, the relationship agreements, the SPV loan facility agreements, the ranking agreement, the BMT subscription and repurchase agreement and the Education Trust subscription and repurchase agreement, ii) subject to the passing of ordinary resolution number 3 proposed at the general meeting at which this special resolution number 2 is proposed, from the additional internal partner on terms and conditions that are substantially the same as those upon which the Company is entitled to repurchase or acquire Barloworld ordinary shares from the funding SPV's, as contemplated in (i) above
			Management	For	For
3.O.1	Authorize the Directors to allot and issue Barloworld ordinary shares to the funding SPV's, the Black Managers Trust, the Education Trust and the General Staff Trust		Management	For	For
4.O.2
Authorize the Directors of the Company by way of a specific
authority in terms of Section 221 and, if applicable, Section 222 of the Companies Act [as those provisions are amended, modified, re-enacted or substituted from time to time] and a specific
authority in terms of rule 5.51 of the Listings Requirements [as that rule is amended, modified, re-enacted or substituted from time to time] to allot and issue, for a cash consideration of ZAR
83.31 per Barloworld ordinary share 108,030 Barloworld Ordinary
Shares to the trustees of the Black Non-Executive Directors Trust in accordance with the terms and conditions of the Black Non-
Executive Directors subscription agreement, and that all of the
Barloworld Ordinary Shares referred to above and are hereby
placed under the control of the Directors for allotment and issue as described above
			Management	For	For

5.O.3
Authorize the Directors of the Company in terms of Section 221 and, if applicable, section 222 of the Companies Act [as those provisions are amended, modified, re-enacted or substituted from time to time] and a specific authority in terms of rule 5.51 of the
Listings Requirements [as that rule is amended, modified, re-
enacted or substituted from time to time] to allot and issue, for cash, up to 997, 388 Barloworld ordinary shares to the additional internal partner or terms and conditions that are substantially the same as those upon which Barloworld is entitled to allot and issue
Barloworld ordinary shares to the funding SPV's, as contemplated in Ordinary Resolution1, and that all of the Barloworld Ordinary
Shares referred to above be and are hereby placed under the
control of the Directors for allotment and issue as described above
			Management	For	For
6.O.4
Authorize the Directors to allot and issue Barloworld ordinary shares to the funding SPV's in accordance with the relevant
maturity dat subscription agreements and, subject to the passing of Ordinary Resolution 3, to the additional internal partner on the same terms and conditions as above
			Management	For	For
7.O.5
Authorize the Directors to purchase some or all of the shares in and claims against the funding SPV's of the strategic black
partners and, subject to the passing of Ordinary Resolution 3, some or all of the shares in and claims against the funding SPV of the additional internal partner on the same terms and conditions as above
			Management	For	For
8.O.6
Authorize any Director of the Company to do all such things, and sign all such documents, procure the doing of all such things and the signature of all such documents as may be necessary or
incidental to give effect to all of the special resolutions and the ordinary resolutions which are proposed and passed at the
general meeting at which this Ordinary Resolution 6 is proposed
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	221100	0	22-Aug-2008	22-Aug-2008

NTPC LTD
Security	Y6206E101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Sep-2008
ISIN	INE733E01010		Agenda	701699374 - Management
City	NEW DELHI		Holding Recon Date	15-Sep-2008
Country	India		Vote Deadline Date	09-Sep-2008
SEDOL(s)	B037HF1 - B03WDV4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive, approve and adopt the audited balance sheet as at 31 MAR 2008, and the profit and loss account for the FYE on that date together with report of the Board of Directors and the Auditors thereon		Management	For	For
2.	Approve the payment of interim dividend and declare final dividend for the year 2007-08		Management	For	For
3.	Re-appoint Dr. R.K. Pachauri as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Prof. Ashok Misra as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Shri R.C. Shrivastav as a Director, who retires by rotation		Management	For	For
6.	Approve to fix their remuneration of the Auditors		Management	For	For
7.
Authorize the Board of Directors of the Company, pursuant to
Section 293(1)(d) and other applicable provisions, if any, of the
Companies Act, 1956, the Articles of Association of the Company
and the requirements of lenders, if any, the consent of the
Company for borrowing, whether by way of term loan/line of credit/
equipment finance/ project finance/ bridge loans/ cash credit facilities/ public deposits or otherwise from Financial Institutions/
Banks or from public bodies Corporate or from Government body/
Corporation or Government of India or by way of external
commercial borrowings or from multilateral/ Bilateral agencies within the India or abroad or by way of issue of bonds in domestic or international markets on such terms and conditions and with or without security as the Board of Directors may think fit, which together with the moneys already borrowed by the Company [a
part from the temporary loans obtained from the bankers of the
Company in the ordinary course of business] at any time shall not exceed in the aggregate INR 1,00,000 crore irrespective of the fact that such aggregate amount of borrowings outstanding at any one time may exceed the aggregate for the time being of the paid-
up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose; further resolved that pursuant to the provision of the Section 293 (1)(a) and other applicable provisions of the, if any, of the Companies Act, 1956, the consent of the Company to mortgage and/or create charge on all or any 1 or more of the movable and/or immovable properties or such other assets of the Company, wheresoever situated, both present and future, on such terms and conditions and at such time or times and in such form or manner as it may deem fit, to or on favour of National/International Financial Institutions/ Banks/
trustees for the bond holders [in case of issue of bonds] etc.
hereinafter referred to as the lenders to secure any term loans/
cash credit facilities/ debentures/ bonds or otherwise, obtained/ to be obtained from any of the foresaid lenders together with the interest thereon at the respective agreed rate(s), compound
interest, additional interest, liquidated damage(s), commitment charge(s), premia on prepayment or on redemption, cost,
			Management	For	For

charge(s), expenses and all other monies payable by the
Company to such lenders under the respective loan/ other
agreement(s) entered/ to be entered in to between the Company and the lender(s) in respect of the said borrowing(s), such security to rank in such manner as may be agreed to between the
concerned parties and as may be thought expedient by the Board;
and it shall always be deemed to have been so authorized to
finalize and execute with the lenders/ trustees for the holders of the bonds, the requisite agreement, documents, deeds and
writings for borrowings and/or creating the aforesaid mortgage(s)
and/or charge(s) and to do all such other acts, deeds and things as may be necessary to give effect to the above Resolution

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	589500	0	09-Sep-2008	09-Sep-2008

P.T. TELEKOMUNIKASI INDONESIA, TBK
Security	715684106		Meeting Type		Special
Ticker Symbol	TLK		Meeting Date		19-Sep-2008
ISIN	US7156841063		Agenda		932953119 - Management
City			Holding Recon Date		02-Sep-2008
Country	Indonesia		Vote Deadline Date		10-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	FILLING THE VACANT POSITION ON THE BOARD OF COMMISSIONERS.		Management	For	For
02
EXTENSION OF THE TERM OF THE COMPANY'S BOARD OF
COMMISSIONERS, WHICH MEMBERS WERE ELECTED IN
THE EXTRAORDINARY GENERAL MEETING OF
SHAREHOLDERS DATED 10 MARCH 2004, UNTIL THE
CLOSING OF THE COMPANY'S ANNUAL GENERAL MEETING
OF SHAREHOLDERS IN 2009.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	84330	0	09-Sep-2008	09-Sep-2008

BHARTI AIRTEL LTD
Security	Y0885K108		Meeting Type		Other Meeting
Ticker Symbol			Meeting Date		24-Sep-2008
ISIN	INE397D01016		Agenda		701691734 - Management
City	TBA		Holding Recon Date		08-Aug-2008
Country	India		Vote Deadline Date		10-Sep-2008
SEDOL(s)	6442327		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU
Non-Voting
1.
Appoint, pursuant to the provisions of Sections 198, 258, 269,
309, 310 311, Schedule XIII and other applicable provisions of the
Companies Act 1956, including any statutory modification or re-
enactment thereof or any other law and subject to such
consent(s), approval(s) and permission(s) as may be necessary in this regard and subject to such conditions as may be imposed by any authority while granting such consent(s), permission(s) and approval(s) and as agreed to by the Board of Directors [Board which term shall unless repugnant to the context or meaning
thereof, be deemed to include any Committee thereof and any
persons authorized by the Board in this behalf], Mr. Manoj Kohli as a Joint Managing Director of the Company for a further period of 5 years effective 01 AUG 2008, on the remuneration; and
authorize the Board to vary, alter and modify the terms and
conditions of appointment including remuneration/remuneration structure of Mr. Manoj Kohli as a Joint Managing Director within the limits prescribed as specified; and to do all such acts, deeds, matters and things as may be deemed necessary to give effect to the above resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	310850	0	09-Sep-2008	09-Sep-2008

TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209		Meeting Type		Special
Ticker Symbol	TEVA		Meeting Date		25-Sep-2008
ISIN	US8816242098		Agenda		932949398 - Management
City			Holding Recon Date		18-Aug-2008
Country	Israel		Vote Deadline Date		16-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO APPOINT MR. JOSEPH (YOSI) NITZANI AS A STATUTORY INDEPENDENT DIRECTOR FOR A TERM OF THREE YEARS.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	70400	0	05-Sep-2008	05-Sep-2008

GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	06-Oct-2008
ISIN	MXP370711014		Agenda	701711877 - Management
City	MONTERREY		Holding Recon Date	23-Sep-2008
Country	Mexico		Vote Deadline Date	30-Sep-2008
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
I.	Approve to pay a cash dividend in the amount of MXN 0.47 per share		Management	For	For
II.	Approve the report from the outside Auditor regarding the fiscal situation of the Company		Management	For	For
III.	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting		Management	For	For
IV.	Approve the meeting minutes		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	838080	0	26-Sep-2008	26-Sep-2008

HENGAN INTL GROUP CO LTD
Security	G4402L128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		20-Oct-2008
ISIN	KYG4402L1288		Agenda		701723923 - Management
City	HONG KONG		Holding Recon Date		16-Oct-2008
Country	Cayman Islands		Vote Deadline Date		10-Oct-2008
SEDOL(s)	5754045 - 6136233		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve and ratify the proposed acquisition of 51% of the entire issued share capital of QinQin Foodstuffs Group Company Limited pursuant to a conditional sale and purchase agreement [the
Agreement] dated 12 SEP 2008, [as specified] and entered into between Ever Town Investments Limited, a wholly-owned
subsidiary of the Company [as the purchaser], Total Good Group
Limited (as the vendor), and Mr. Wu Huolu, Ms. Chim Chunyi, Mr.
Ng Hingyam, Mr. Go Onsui, Mr. Wu Sichuan and Mr. Wu Yinhang
[as guarantors], and all transactions contemplated there under
[including the entering into of a shareholders' agreement, a deed of indemnity and a deed of non-competition] and in connection therewith, as more particularly set out in the circular of the
Company dated 03 OCT 2008, [as Specified], and authorize the
Directors of the Company or any other person authorized by the
Board of Directors of the Company from time to time for and on behalf of the Company to take any action or sign any document
[under seal, if necessary] as they may deem appropriate,
desirable or expedient in connection with the Agreement and the transactions contemplated there under [including the entering into of a shareholders' agreement, a deed of indemnity and a deed of non-competition]
			Management	Against	Against
Comments-Related party transactions in non-core business is not good for shareholders, so we vote against.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	971000	0	10-Oct-2008	10-Oct-2008

IMPALA PLATINUM HLDGS LTD
Security	S37840113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Oct-2008
ISIN	ZAE000083648		Agenda	701696835 - Management
City	JOHANNESBURG		Holding Recon Date	21-Oct-2008
Country	South Africa		Vote Deadline Date	16-Oct-2008
SEDOL(s)	B1DH4F7 - B1FFT76 - B1GH8B8 - B1GK3Z6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
O.1	Receive and approve the financial statements for the YE 30 JUN 2008		Management	For	For
O.2.1	Re-elect Ms. M.V. Mennell as a Director		Management	For	For
O.2.2	Re-elect Mr. D.H. Brown as a Director		Management	For	For
O.2.3	Re-elect Mr. T.V. Mokgallha as a Director		Management	For	For
O.2.4	Re-elect Mr. L.J. Paton as a Director		Management	For	For
O.2.5	Re-elect Mr. L.C. Van Vught as a Director		Management	For	For
O.3	Approve to determine the remuneration of the Non-Executive Directors		Management	For	For
S.1
Authorize the Director of the Company, in terms of the Company's
Articles of Association, by way of a general authority to
repurchase issued shares in the Company or to permit a
subsidiary of the Company to purchase shares in the Company, as and when deemed appropriate, subject to the following
initiatives: that any such repurchase be effected through the order book operated by the JSE Limited [JSE] trading system and done without any prior understanding or agreement between the
Company and the counterparty; that a paid announcement giving such details as may be required in terms of JSE Listings
Requirements be published when the Company or its subsidiaries have repurchased in aggregate 3% of the initial number of shares in issue, as at the time that the general authority was granted and for each 3% in aggregate of the initial number of shares which are acquired thereafter; that a general repurchase may not in the aggregate in any 1 FY exceed 10% of the number of shares in the
Company issued share capital at the time this authority is given, provided that a subsidiary of the Company may not hold at any one time more than 10% of the number of issued shares of the
Company; no purchase will be effected during a prohibited period
[as specified by the JSE Listings Requirements] unless a
repurchase programme is in place, where dates and quantities of shares to be traded during the prohibited period are fixed and full details of the programme have been disclosed in an
announcement over SENS prior to the commencement of the
prohibited period; at any one point in time, the Company may only appoint one agent to effect repurchases on the Company's behalf, the Company may only undertake a repurchase of securities if, after such repurchase, the spread requirements of the Company comply with JSE Listings Requirements; in determining the price at which shares may be repurchased in terms of this authority, the maximum premium permitted is 10% above the weighted average
traded price of the shares as determined over the 5 days prior to the date of repurchase; and may such repurchase shall be subject to the Companies Act and the applicable provisions of the JSE
Listings Requirements, the Board of Directors as at the date of this notice, has stated its intention to examine methods of
			Management	For	For

returning capital to the shareholders in terms of the general authority granted at the last AGM; the Board believes it to be in the best interest of implants that shareholders pass a special resolution granting the Company and/or its subsidiaries with the flexibility, subject to the requirements of the Companies Act and the JSE, to purchase shares should it be in the interest of implants and/or subsidiaries at any time while the general authority
subsists; the Directors undertake that they will not implement any repurchase during the period of this general authority unless: the
Company and the Group will be able, in the ordinary course of business to pay their debts for a period of 12 months after the date of the AGM; the assets of the Company and the Group will be in excess of the combined liabilities of the Company and the
Group for a period of 12 months after the date of the notice of the
AGM, the assets and liabilities have been recognized and
measured for this purpose in accordance with the accounting
policies used in the latest audited annual group financial
statements; the Company's and the Group's ordinary share capital and reserves will, after such payment, be sufficient to meet their needs fro a period of 12 months following the date of the AGM;
the Company and the Group will, after such payment, have
sufficient working capital to meet their needs for a period of 12 months following the date of the AGM; and the sponsor of the
Company provides a letter to the JSE on the adequacy of the
working capital in terms of Section 2.12 of the JSE Listings
Requirements; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	149624	0	10-Oct-2008	10-Oct-2008

MURRAY & ROBERTS HOLDINGS LTD
Security	S52800133		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Oct-2008
ISIN	ZAE000073441		Agenda	701722349 - Management
City	JOHANNESBURG		Holding Recon Date	24-Oct-2008
Country	South Africa		Vote Deadline Date	21-Oct-2008
SEDOL(s)	B0N3K50 - B10QZN2 - B18XLH1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the annual financial statements and statutory reports for YE 30 JUN 2008		Management	For	For
2.1	Elect Mr. David Barber as a Director		Management	For	For
2.2	Elect Mr. Brian Bruce as a Director		Management	For	For
2.3	Elect Mr. SJ Flanangan as a Director		Management	For	For
2.4	Elect Ms. IN Mkhize as a Director		Management	For	For
2.5	Elect Mr. Roger Rees as a Director		Management	For	For
2.6	Elect Mr. RT Vice as a Director		Management	For	For
3.	Re-appoint the Deloitte and Touche as External Auditors; and authorize the Board to fix their remuneration		Management	For	For
4.	Approve the fees payable to Non Executive Directors		Management	For	For
5.S.1	Authorize the repurchase of up to 10% of issued share capital		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY
RESOLUTION CHANGED TO SPEC-IAL RESOLUTION. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN T-HIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YO-U.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	134100	0	16-Oct-2008	16-Oct-2008

X5 RETAIL GROUP N V
Security	98387E205		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	29-Oct-2008
ISIN	US98387E2054		Agenda	701724773 - Management
City	THE HAGUE		Holding Recon Date	01-Oct-2008
Country	Netherlands		Vote Deadline Date	15-Oct-2008
SEDOL(s)	B07T3T9 - B083BP2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Opening and announcements		Non-Voting
2.A	Appoint a New Member of the Supervisory Board		Management	For	For
2.B	Approve the remuneration of the New Member of the Supervisory Board		Management	For	For
3.	Approve the remuneration of Messrs. Herve Defforey and Carlos Criado-Perez Trefault		Management	For	For
4.	Amend the Articles of Association		Management	For	For
5.	Any other business and conclusion		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	52756	0	13-Oct-2008	13-Oct-2008

ISRAEL CHEMICALS LTD
Security	M5920A109		Meeting Type		Special General Meeting
Ticker Symbol			Meeting Date		10-Nov-2008
ISIN	IL0002810146		Agenda		701715231 - Management
City	TBA		Holding Recon Date		24-Oct-2008
Country	Israel		Vote Deadline Date		04-Nov-2008
SEDOL(s)	6455530 - 6460211 - B020267		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
1.
Approve to update the framework resolution of the Company
relating to the purchase of D&O insurance cover so as to increase the amount of separate cover that the Company is authorized to purchase up to an amount not to exceed ILS 200 million, the
amount in respect of the year commencing 01 SEP 2008 will be
ILS 185 million and the premium ILS 300,000
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	265430	0	31-Oct-2008	31-Oct-2008

SIME DARBY BHD NEW
Security	Y7962G108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-Nov-2008
ISIN	MYL4197OO009		Agenda	701734798 - Management
City	KUALA LUMPUR		Holding Recon Date	10-Nov-2008
Country	Malaysia		Vote Deadline Date	05-Nov-2008
SEDOL(s)	4775434 - 6808769 - 6808770 - B02HLJ4 - B29R1J1 - B29TTR1 - B29Z2W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the YE 30 JUN 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.
Declare a final gross dividend of 34.0 sen per share, less
Malaysian income tax at 25%, and special gross dividend of 4.0 sen per share, less Malaysian income tax of 25%, and 6.0 sen per share Malaysian tax exempt, for the YE 30 JUN 2008
			Management	For	For
3.	Approve the annual remuneration for the Non-Executive Directors at an amount not exceeding MYR 3,000,000 in aggregate		Management	For	For
4.	Re-appoint Mr. Tun Musa Hitam as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
5.	Re-appoint Mr. Tun Dato Seri Ahmad Sarji Abdul Hamid as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
6.	Re-appoint Dr. Arifin Mohamad Siregar as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
7.	Re-appoint Dato Mohamed Sulaiman as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
8.	Re-elect Tan Sri Dato Dr. Wan Mohd. Zahid Mohd. Noordin as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
9.	Re-elect Tan Sri Datuk Dr. Ahmad Tajuddin Ali as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
10.	Re-elect Datuk Seri Panglima Sheng Len Tao, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
11.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the ensuing FY and authorize the Directors to fix their remuneration		Management	For	For
S.12	Amend the Article 78 of the Articles of Association of the Company as specified		Management	For	For
13.
Authorize the Directors, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant Governmental/regulatory authorities, pursuant to Section 132D of the Act, to allot and issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit, provided that the aggregate number of shares to be issued does not exceed
10% of the issued share capital of the Company for the time being
			Management	For	For
14.
Authorize the Company, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant governmental/regulatory authorities, such number of  ordinary shares of MYR 0.50 each in the
Company as may be determined by the Directors of the Company from time to time through Bursa Malaysia Securities Berhad upon such terms and conditions as the Directors may deem fit and
expedient in the interests of the Company provided that: the aggregate number of ordinary shares which may be purchased
and/or held by the Company as treasury shares shall not exceed
10% of the issued and paid-up ordinary share capital of the
Company at the time of purchase; and the maximum funds to be allocated by the Company for the purpose of purchasing its own shares shall not exceed the total retained profits and share premium of the Company at the time of purchase; and that, upon completion of the purchase by the Company of its own shares, authorize the Directors to deal with the shares so purchased in their absolute discretion in the following manner; to retain the ordinary shares in the Company so purchased by the Company as treasury shares; and/or to cancel them; and/or to resell them;
and/or to distribute them as a share dividends; and/or in any other manner as prescribed by the Act, rules regulations and orders made pursuant to the Act and the Listing Requirements and any other relevant authority for the time being in force; and that, such authority conferred by this resolution shall commence upon the passing of the resolution and shall continue to be in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held] or the authority is revoked or varied by ordinary resolution passed by the shareholders of the
Company in general meeting, which ever is earliest; authorize the
Directors of the Company to take all such steps as are necessary or expedient or implement, finalise and give effect to the Proposed
Share Buy-Back with full powers to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities
			Management	For	For

15
Approve and ratify, all the recurrent related party transactions of a revenue or trading nature as set out in Section 3.2 of the circular to shareholders dated 20 OCT 2008 [circular] which were entered into by the Company and/or its subsidiary Companies which
involved the interest of Directors, major shareholders or persons connected with the Directors and/or major shareholders of the
Company and/or its subsidiary [related parties] from 30 NOV
2007, the date of listing of the Company's shares in the main
Board of Bursa Malaysia Securities Berhad until the date of this
AGM, which were necessary for the Group's day-to-day
operations and were carries out in the ordinary course of
business, on terms not more than those generally available to the public and are not detrimental to the minority shareholder of the
Company; authorize the Company, subject always to the
Companies Act, 1956 [Act], the Articles of Association of the
Company, other applicable laws, guidelines, rules and regulations, and the approvals of the relevant governmental/regulatory
authorities and /or subsidiary companies to enter into all
arrangements and/or transactions involving the interests of the related parties as specified in Section 3.2 of the circular, provided that such arrangements and/or transactions are; recurrent
transactions of a revenue or trading nature; necessary for the day-
to-day operations; carried out in the ordinary course of business on normal commercial terms which are not more favorable to the related parties than those generally available to the public; and not detrimental to the minority shareholders of the Company
[Mandate] and that, the Mandate, unless revoked or varies by the
			Management	For	For

Company in a general meeting, shall continue in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held]; pursuant to Section 143(1) of the Act, [but shall not extend to such extensions as may be
allowed pursuant to Section 143(2) of the Act]; or the Mandate is revoked or varied by ordinary resolution passed by the
shareholders of the Company in general meeting, which ever is earlier; authorize the Directors of the Company to complete and do all such documents as may be required] as they consider
expedient or necessary to give effect to the mandate

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1255977	0	31-Oct-2008	31-Oct-2008

SHINSEGAE CO LTD, SEOUL
Security	Y77538109		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		18-Nov-2008
ISIN	KR7004170007		Agenda		701765159 - Management
City	TBA		Holding Recon Date		31-Oct-2008
Country	Korea, Republic Of		Vote Deadline Date		06-Nov-2008
SEDOL(s)	6805049 - B124Z45		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK-YOU.			Non-Voting
1.	Approve the Merger		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	4030	0	14-Nov-2008	14-Nov-2008

PETROLEO BRASILEIRO S.A. - PETROBRAS
Security	71654V408		Meeting Type		Special
Ticker Symbol	PBR		Meeting Date		24-Nov-2008
ISIN	US71654V4086		Agenda		932971547 - Management
City			Holding Recon Date		30-Oct-2008
Country	Brazil		Vote Deadline Date		18-Nov-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
APPROVAL OF THE PROTOCOL AND THE JUSTIFICATION OF
INCORPORATION, DATED OCTOBER 2 2008, SIGNED BY
PETROBRAS, AS THE SURVIVING COMPANY, AND BY '17 DE
MAIO PARTICIPACOES S.A'., AS THE ACQUIRED COMPANY,
TOGETHER WITH THE RESPECTIVE PERTINENT
DOCUMENTS, AND THE APPROVAL OF '17 DE MAIO
PARTICIPACOES S.A.' INCORPORATION OPERATION.
			Management	For	For
02	APPROVAL OF THE APPOINTMENT OF A SPECIALIZED COMPANY TO EVALUATE THE ASSETS AND THE APPROVAL OF THE RESPECTIVE EVALUATION REPORT, UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW NO. 6.404/76.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	180246	0	14-Nov-2008	14-Nov-2008

SASOL LTD
Security	803866102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Nov-2008
ISIN	ZAE000006896		Agenda	701762343 - Management
City	JOHANNESBURG		Holding Recon Date	26-Nov-2008
Country	South Africa		Vote Deadline Date	20-Nov-2008
SEDOL(s)	5734304 - 6777450 - 6777461 - B03NQB8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the annual financial statements of the Company and of the Sasol Group for the YE 30 JUN 2008, together with the reports of the Directors and Auditors		Management	For	For
2..1	Re-elect Mr. LPA. Davies as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.2	Re-elect Mr. AM. Mokaba as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.3	Re-elect Mr. TH. Nyasulu as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.4	Re-elect Mr. KC. Ramon as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
3.1	Re-elect Mr. BP. Connellan as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.2	Re-elect Mr. MSV Gantsho as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.3	Re-elect Mr. A. Jain as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.4	Re-elect Mr. JE. Schrempp as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
4.	Re-appoint KPMG Inc as the Auditor		Management	For	For
5.S.1	Approve the existing Article 160 of the Company's Articles of Association is deleted in its entirety and replaced with the rights, privileges and conditions as specified		Management	For	For
6.S.2
Authorize the Directors of the Company, or a Subcommittee of
Directors, by way of a specific approval in terms of section 85(2)
of the Companies Act, 1973, as amended [the Act, the Listings
Requirements of the JSE, as amended, [the Listings
Requirements] and Article 36(a) of the Company's Articles of
Association; approve the purchase of 31,500,000 ordinary shares of no par value in the issued ordinary share capital of the
Company from Sasol Investment Company [Proprietary] Limited, funded out of its reserves to the extent possible, at the closing price of a Sasol ordinary share on the day preceding the day on which the Directors, or a Subcommittee of Directors, approve said repurchase
			Management	For	For
7.S.3
Authorize the Directors of the Company in terms of the authority granted in Article 36(a) of the Articles of Association of the
Company, to approve the purchase by the company, or by any of its subsidiaries, of the Company's ordinary shares, subject to the provisions of the Act, and subject to the Listings Requirements, provided that: any repurchases of shares in terms of this authority be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counter-party, such repurchases
being effected by only one appointed agent of the Company at any point in time and may only be effected if after the repurchase the Company still complies with the minimum spread requirements
			Management	For	For

of the JSE; the general authority shall be limited to a maximum of
4% of the Company's issued share capital of the shares in the applicable class at the time that the authority is granted and such repurchase by the Company, or any of its subsidiaries shall not, in aggregate in any FY, exceed 20% of the Company s issued share capital of the shares in the applicable class; d) any acquisition must not be made at a price more than 10% above the weighted average of the market value of the share for the 5 business days immediately preceding the date of such acquisition; the
repurchase of shares may not be effected during a prohibited period unless such a purchase is in accordance with the Listings
Requirements; such details as may be required in terms of the
Listings Requirements of the JSE are announced when the
Company or its subsidiaries have cumulatively repurchased 3% of the shares in issue at the time the authority was given; and the general authority may be varied or revoked by special resolution, prior to the next AGM of the Company; [Authority expires the earlier of the next AGM of the Company, or 15 months]

8.O.1	Approve to revise the annual emoluments payable by the Company or subsidiaries of the Company [as specified] to the Non-Executive Directors of the Company with effect from 01 JUL 2008 as specified		Management	For	For
9.O.2
Authorize any Director or the Secretary of the Company or
Committee of the Board to do all such things and sign all such documents as are necessary to give effect to Special Resolutions
Number 1, 2 and 3
			Management	For	For
	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	100237	0	17-Nov-2008	17-Nov-2008

CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD
Security	Y1456Z128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		09-Dec-2008
ISIN	HK0966037878		Agenda		701770302 - Management
City	HONG KONG		Holding Recon Date		05-Dec-2008
Country	Hong Kong		Vote Deadline Date		01-Dec-2008
SEDOL(s)	4061575 - 6264048		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY-FOR RESOLUTION 1. THANK YOU.			Non-Voting
1.
Approve and ratify the Joint Bidding Agreement and the
Supplemental Agreement [as specified], and the transactions
contemplated there under and the implementation thereof; and
authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts,
matters, and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in
connection with the implementation of the Joint Bidding
Agreement and the Supplemental Agreement, and all other
transactions and other matters contemplated under or ancillary to the Joint Bidding Agreement and the Supplemental Agreement, to
waive compliance from and/or agree to any amendment or
supplement to any of the provisions of the Joint Bidding
Agreement and the Supplemental Agreement, which in their
opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
			Management	Against	Against
Comments-We do not believe that this investment in office properties is in the best interests of shareholders. So we vote against.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	808365	0	24-Nov-2008	24-Nov-2008

COMPANHIA VALE DO RIO DOCE
Security	204412209		Meeting Type	Special
Ticker Symbol	RIO		Meeting Date	29-Dec-2008
ISIN	US2044122099		Agenda	932983871 - Management
City			Holding Recon Date	05-Dec-2008
Country	Brazil		Vote Deadline Date	19-Dec-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION OF THE CONSOLIDARION OF MINERACAO ONCA PUMA S.A. INTO VALE PURSUANT TO ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE LAW.		Management	For	For
02	TO RATIFY THE APPOINTMENT OF ACAL CONSULTORIA E AUDITOR S/S, THE EXPERTS HIRED TO APPRAISE THE VALUE OF MINERACAO ONCA PUMA S.A.		Management	For	For
03	TO DECIDE ON THE APPRAISAL REPORT, PREPARED BY THE EXPERT APPRAISERS.		Management	For	For
04	THE APPROVAL FOR THE CONSOLIDATION OF MINERACAO ONCA PUMA S.A. INTO VALE, WITHOUT A CAPITAL INCREASE OR THE ISSUANCE OF NEW VALE SHARES.		Management	For	For
05
TO RATIFY THE APPOINTMENT OF A MEMBER AND AN
ALTERNATE OF THE BOARD OF DIRECTORS, DULY
NOMINATED DURING THE BOARD OF DIRECTORS
MEETINGS HELD ON APRIL 17, 2008 AND MAY 21, 2008 IN
ACCORDANCE WITH SECTION 10 OF ARTICLE 11 OF VALE'S
BY-LAWS.
			Management	For	For
06	AMEND ARTICLE 1 OF VALE'S BY-LAWS TO REPLACE THE ACRONYM "CVRD" FOR "VALE" IN ACCORDANCE WITH THE NEW GLOBAL BRAND UNIFICATION.		Management	For	For
07	TO ADJUST ARTICLES 5 AND 6 OF VALE'S BY-LAWS TO REFLECT THE CAPITAL INCREASE RESOLVED IN THE BOARD OF DIRECTORS MEETINGS HELD ON JULY 22, 2008 AND AUGUST 05, 2008.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	244240	0	17-Dec-2008	17-Dec-2008

MILLICOM INTERNATIONAL CELLULAR S.A.
Security	L6388F110		Meeting Type	Special
Ticker Symbol	MICC		Meeting Date	16-Feb-2009
ISIN	LU0038705702		Agenda	932996121 - Management
City			Holding Recon Date	13-Jan-2009
Country	United States		Vote Deadline Date	13-Feb-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO RENEW THE AUTHORIZATION GRANTED TO THE BOARD TO ISSUE NEW SHARES		Management	Against	Against
Comments-We choose to vote against this item because the combination of items 1 and 2 would authorize a greater than 10% issuance of new shares without pre-emptive rights, in excess of our guidline.
02	IN RELATION TO ITEM 1, TO RECEIVE THE SPECIAL REPORT OF THE BOARD		Management	Against	Against
Comments-We choose to vote against this item because the combination of items 1 and 2 would authorize a greater than 10% issuance of new shares without pre-emptive rights, in excess of our guidline.
03	IN RELATION TO ITEM 1, TO AMEND THE 4TH PARAGRAPH OF ARTICLE 5		Management	For	For
04	IN RELATION TO ITEM 1, TO AMEND THE 5TH PARAGRAPH OF ARTICLE 5		Management	For	For
05	TO APPROVE AND RATIFY ISSUANCES OF NEW SHARES RESOLVED UPON IN THE PAST		Management	For	For
06	TO APPROVE AND RATIFY AMENDMENTS TO THE ARTICLES RESOLVED UPON ON 29/05/07		Management	For	For
07	TO AMEND THE DATE OF THE AGM EFFECTIVE FROM 2010 AND TO AMEND ARTICLE 19		Management	For	For
08	TO AMEND ARTICLE 3 - PURPOSES		Management	For	For
9A	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 6TH PARAGRAPH OF ARTICLE 6 - SHARES		Management	For	For
9B	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO FURTHER AMEND ARTICLE 6 - SHARES		Management	For	For
9C	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 7 - BOARD OF DIRECTORS		Management	For	For
9D	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 1ST PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9E	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 5TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9F	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 7TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9G	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 10TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9H	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 11TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9I	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 11 - DELEGATION OF POWERS		Management	For	For
9J	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 3RD PARAGRAPH OF ARTICLE 21 - PROCEDURE, VOTE		Management	For	For
9K	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 21 - PROCEDURE, VOTE BY INSERTING A NEW PARAGRAPH		Management	For	For

9L	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 6TH PARAGRAPH OF ARTICLE 21 - PROCEDURE, VOTE		Management	For	For
9M	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 21 - PROCEDURE, VOTE BY DELETING TWO PARAGRAPHS		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	33700	0	04-Feb-2009	04-Feb-2009

ANHUI CONCH CEM CO LTD
Security	Y01373102		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	17-Feb-2009
ISIN	CNE1000001W2		Agenda	701794059 - Management
City	ANHUI PROVINCE		Holding Recon Date	16-Jan-2009
Country	China		Vote Deadline Date	06-Feb-2009
SEDOL(s)	6080396 - B01W480 - B1BJMK6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve the proposal to change the use of part of the proceeds
[Proceeds] which were raised from the issue [A Share Issue] of
200 million domestically listed ordinary shares [i.e. A Shares] in the Company in 2008 and to use the remaining amount of
Proceeds
			Management	For	For
S.1.1
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Chongqing Conch Cement Co., Ltd.
[Chongqing Conch]
			Management	For	For
S.1.2
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Dazhou Conch Cement Co., Ltd.
[Dazhou Conch]
			Management	For	For
S.1.3
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Guangyuan Conch Cement Co., Ltd.
[Guangyuan Conch]
			Management	For	For
S.1.4
Approve the investment in the sum of RMB 300 million project of a
4,500 tonnes/d cement and clinker production line [Phase I], 2.2 million tonnes cement mill and 9MW residual heat power
generation unit of Pingliang Conch Cement Co., Ltd. [Pingling
Conch]
			Management	For	For
S.1.5	Approve the repayment of bank loans by applying the sum of RMB 1.23 million and all the interest accrued so far and to be accrued on the Proceeds		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	348000	0	28-Jan-2009	28-Jan-2009

ANHUI CONCH CEM CO LTD
Security	Y01373102		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	17-Feb-2009
ISIN	CNE1000001W2		Agenda	701794097 - Management
City	ANHUI PROVINCE		Holding Recon Date	16-Jan-2009
Country	China		Vote Deadline Date	06-Feb-2009
SEDOL(s)	6080396 - B01W480 - B1BJMK6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve the proposal to change the use of part of the proceeds
[Proceeds] which were raised from the issue [A Share Issue] of
200 million domestically listed ordinary shares [i.e. A Shares] in the Company in 2008 and to use the remaining amount of
Proceeds
			Management	For	For
S.1.1
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Chongqing Conch Cement Co., Ltd
			Management	For	For
S.1.2
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Dazhou Conch Cement Co., Ltd
			Management	For	For
S.1.3
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Guangyuan Conch Cement Co., Ltd
			Management	For	For
S.1.4
Approve the investment in the sum of RMB 300 million project of a
4,500 tonnes/d cement and clinker production line [Phase I], 2.2 million tonnes cement mill and 9MW residual heat power
generation unit of Pingliang Conch Cement Co., Ltd
			Management	For	For
S.1.5	Approve the repayment of bank loans by applying the sum of RMB1.23 million and all the interest accrued so far and to be accrued on the Proceeds		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	348000	0	28-Jan-2009	28-Jan-2009

AXIS BANK LTD
Security	Y0487S103		Meeting Type		Other Meeting
Ticker Symbol			Meeting Date		24-Feb-2009
ISIN	INE238A01026		Agenda		701805814 - Management
City	TBA		Holding Recon Date		23-Jan-2009
Country	India		Vote Deadline Date		10-Feb-2009
SEDOL(s)	6136482 - B01Z5M0 - B071S89		Quick Code
Item	Proposal		Type	Vote	For/Against Management

"PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE N-OT VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTI-ONS BY THE INDICATED CUTOFF DATE.
THANK YOU"
Non-Voting
S.1
Amend, pursuant to Section 31 and other applicable provisions of the Companies, Act 1956, the existing Articles of Association of the Company: by substituting Article 2 (A) (VIII) by the new Article
2 (A) (VIII) as specified; by inserting Article 2 (A) (XII) as specified;
by substituting Article 89 (1) by the new Article 89 (1) as specified;
Articles 118 and 119 as specified; Article 118 as specified; by substituting 118 (1) by the new Article 118 (1) as specified; Article
119 as specified; by replacing the word 'Chairman' with 'Managing
Director' in Articles 17 (4), 118 (2), 118 (3), 118 (4), 118 (6), 118
(7), 118 (8), 119, 120, 144 (1), 171 as specified; by replacing the word 'Chairman' with 'Managing Director' in Article 172 and 173 as specified; the above alteration of the Articles of Association be effective from 01st AUG 2009, after the expiry of the term of office of Shri. P.J. Nayak, the President Chairman and Chief Executive
Officer of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	137900	0	04-Feb-2009	04-Feb-2009

PUBLIC BANK BHD
Security	Y71497104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Feb-2009
ISIN	MYL1295OO004		Agenda	701805941 - Management
City	KUALA LUMPUR		Holding Recon Date	23-Feb-2009
Country	Malaysia		Vote Deadline Date	18-Feb-2009
SEDOL(s)	6707123 - 6707145 - B012W42 - B2RDL46		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the FYE 31 DEC 2008 and the reports of the Directors and the Auditors thereon		Management	For	For
2.
Approve the payment of a final cash dividend of 25% less 25%
income tax [Final Cash Dividend] and the distribution of a share dividend on the basis of 1 PBB treasury share listed and quoted as Local on the Main Board of Bursa Malaysia Securities Berhad
for every 35 ordinary shares of MYE 1.00 each held in PBB,
fractions of treasury shares to be disregarded [Share Dividend], in respect of the FYE 31 DEC 2008 as recommended by the
Directors
			Management	For	For
3.	Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
4.	Re-elect Dato' Haji Abdul Aziz Bin Omar as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Quah Poh Keat, who retires pursuant to Article 109 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM		Management	For	For
7.	Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM		Management	For	For
8.	Re-appoint Dato' Dr. Haji Mohamed Ishak Bin Haji Mohamed Ariff as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM		Management	For	For
9.	Approve the payment of the Directors' fees of MYR 1,142,083.00 for the FYE 31 DEC 2008		Management	For	For
10.	Re-appoint Messrs. KPMG as the Auditors of the Company for the FYE 31 DEC 2009 and authorize the Directors to fix the Auditors' remuneration		Management	For	For
11.
Authorize the Directors, pursuant to Section 132D of the
Companies Act 1965, to issue shares in the Company at any time and upon such terms and conditions and for such purposes as the
Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed
10% of the issued and paid-up share capital of the Company for the time being, subject always to the approvals of the relevant regulatory authorities; [Authority expires at the conclusion of the next AGM]
			Management	For	For
12.
Authorize the Company, subject to the Companies Act, 1965, the
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Securities upon such terms and conditions as the
Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; and approve to allot the amount not exceeding PBB's total audited retained profits and share premium account at the time of purchase by PBB for the Proposed Share
Buy-Back, based on the latest audited financial statements of PBB as at 31 DEC 2008, the retained profits and the share premium account of PBB amounted to approximately MYR 1,133,277,000
[after deducting the Financial Cash Dividend of MYR 629,180,000]
and the share MYR 1,439,601,000 [after deducting the Share
Dividend]; [Authority expires the earlier of the conclusion of the next AGM of the Company or an ordinary resolution passed by the shareholders of the Company in a general meeting]; and authorize the Directors to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalize and give full effect to the Proposed Share Buy-Back and to decide in their absolute discretion to either retain the ordinary shares of
MYR 1.00 each in PBB purchased by PBB pursuant to the
Proposed Share Buy-Back as treasury shares to be either
distributed as share dividends or resold on Bursa Securities or subsequently cancelled, or to cancel the shares so purchased, or a combination of both
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	83700	0	06-Feb-2009	06-Feb-2009

PUBLIC BANK BHD
Security	Y71497112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Feb-2009
ISIN	MYF1295O1009		Agenda	701807212 - Management
City	KUALA LUMPUR		Holding Recon Date	23-Feb-2009
Country	Malaysia		Vote Deadline Date	18-Feb-2009
SEDOL(s)	6707093 - 6707112 - B012W53 - B032411		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the FYE 31 DEC 2008 and the reports of the Directors and Auditors thereon		Management	For	For
2.
Approve the payment of a final cash dividend of 25% less 25%
income tax [Final Cash Dividend] and the distribution of a share dividend on the basis of 1 PBB treasury share listed and quoted as Local on the main Board of Bursa Malaysia Securities Berhad for every 35 ordinary shares of MYR 1.00 each held in PBB,
fractions of treasury shares to be disregarded [Share Dividend], in respect of the FYE 31 DEC 2008 as recommended by the
Directors
			Management	For	For
3.	Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director, who retire by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
4.	Re-elect Dato' Haji Abdul Aziz bin Omar as a Director, who retire by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
5.	Re-elect Quah Poh Keat who retires pursuant to Article 109 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965 to hold office until the next AGM		Management	For	For
7.	Re-appoint Tan Sri Dato' Thong Yaw Hong as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM		Management	For	For
8.	Re-appoint Dato' Dr. Haji Mohamed Ishak bin Haji Mohamed Ariff as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM		Management	For	For
9.	Approve the payment of Directors' fees of MYR 1,142,083.00 for the FYE 31 DEC 2008		Management	For	For
10.	Re-appoint Messrs KPMG as the Auditors of the Company for the FYE 31 DEC 2009 and authorize the Directors to fix the Auditors' remuneration		Management	For	For
11.
Authorize the Directors, pursuant to Section 132D of the
Companies Act, 1965, to issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed 10% of the issued and paid-up share capital of the Company for the time being, subject always to the approvals of the relevant regulatory authorities
			Management	For	For
12.
Authorize the Company, subject to the Companies Act, 1965, the
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Securities upon such terms and conditions as the
			Management	For	For

Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; an amount not exceeding PBB's
total audited retained profits and share premium account at the time of purchase be allocated by PBB for the Proposed Share
Buy-Back; based on the latest audited financial statements of PBB as at 31 DEC 2008, the retained profits of PBB amounted to
approximately MYR 1,133,277,000 [after deducting the final cash dividend of MYR 629,180,000] and the share premium account
amounted to approximately MYR 1,439,601,000 [after deducting the Share Dividend]; [Authority expires at the earlier of the conclusion of the next AGM of the Company]; authorize the
Directors to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalize and give full effect to the proposed share buy-back and to decide in their absolute discretion to either retain the ordinary shares of
MYR 1.00 each in PBB purchased by PBB pursuant to the
proposed share buy-back as treasury shares to be either
distributed as share dividends or resold on Bursa Securities or subsequently cancelled, or to cancel the shares so purchased, or a combination of both

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	711700	0	06-Feb-2009	06-Feb-2009

SHINSEGAE CO LTD, SEOUL
Security	Y77538109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	06-Mar-2009
ISIN	KR7004170007		Agenda	701817390 - Management
City	TBA		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	24-Feb-2009
SEDOL(s)	6805049 - B124Z45		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK-YOU.			Non-Voting
1.	Approve the financial statements		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
2.	Amend the Articles of Incorporation		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
3.	Elect the Directors		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
4.	Elect the Audit Committee Member		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
5.	Approve the remuneration limit for the Director		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	3930	0	24-Feb-2009	24-Feb-2009

JIANGSU EXPRESSWAY CO LTD
Security	Y4443L103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		11-Mar-2009
ISIN	CNE1000003J5		Agenda		701801664 - Management
City	NANJING		Holding Recon Date		06-Feb-2009
Country	China		Vote Deadline Date		03-Mar-2009
SEDOL(s)	6005504 - B01XLJ3 - B1BJTS3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Amend the Article 8 and 16 of the Articles of Association of the
Company as specified, pursuant to the requirements of the
Jiangsu Securities Regulatory Bureau of the China Securities
Regulatory Commission to establish a long-standing mechanism for further regulation of capital flows between the listed Company and its major shareholders or other connected parties
			Management	For	For
2.
Appoint Mr. Qian Yong Xiang as an Executive Director of the
Company and that an Executive Director services contract be
entered into with Mr. Qian with a tenure commencing from the date of the 2009 First EGM and ending on the date of the 2008
AGM
			Management	For	For
3.
Appoint Mr. Yang Gen Lin as a Supervisor of the Company and
that a Supervisor appointment letter be entered into with Mr. Yang with a tenure commencing from the date of the 2009 First EGM and ending on the date of the 2008 AGM
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	3181000	0	09-Feb-2009	09-Feb-2009

SAMSUNG ELECTRS LTD
Security	796050201		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	US7960502018		Agenda	701823406 - Management
City	SEOUL		Holding Recon Date	02-Mar-2009
Country	Korea, Republic Of		Vote Deadline Date	27-Feb-2009
SEDOL(s)	2127800 - 4773096 - 5263701 - B16D4P2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.			Non-Voting
1.
Approve the balance sheet, income statement and statement of appropriation of retained earnings [draft] for the 40th FY [from 01
JAN 2008 to 31 DEC 2008]; cash dividends [excluding interim
dividends]; divided per share: KRW 5,000 [common], KRW 5,050
[preferred]
			Management	For	For
2.1	Appoint Messrs. Oh-Soo Park, Chae-Woong Lee and Dong-Min Yoon as the Independent Directors [three persons]		Management	For	For
2.2	Appoint Messrs. Yoon-Woo Lee, Geesung Choi, Juhwa Yoon and Sanghoon Lee as the Executive Directors [four persons]		Management	For	For
2.3	Appoint Dr. Oh-Soo Park and Mr. Chae-Woong Lee as Members of the Audit Committee [two persons]		Management	For	For
3.
Approve the compensation ceiling for the Directors; remuneration ceiling for the 41st FY: KRW 55 billion; remuneration ceiling approved in the 40th FY: KRW 35 billion; number of Directors: 9
[Independent Directors:5]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	6691	0	26-Feb-2009	26-Feb-2009

SAMSUNG ELECTRS LTD
Security	796050888		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	US7960508882		Agenda	701826022 - Management
City	SEOUL		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	27-Feb-2009
SEDOL(s)	2507822 - 2763152 - 4942818 - 4963206 - 5263518 - B01D632		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
1.
Approve the balance sheet, income statement, and statement of appropriation of retained earnings [Draft] for the 40th FY [from 01
JAN 2008 to 31 DEC 2008]: cash dividends [excluding interim
dividends], dividend per share: KRW 5,000 [Common], KRW
5,050 [Preferred]
			Management	For	For
2.1	Appoint Dr. Oh-Soo Park, Mr. Chae-Woong Lee, and Mr. Dong- Min Yoon as the Independent Directors		Management	For	For
2.2	Appoint Messrs. Yoon Woo Lee, Geesung Choi, Juhwa Yoon, and Sanghoon Lee as the Executive Directors		Management	For	For
2.3	Appoint Dr. Oh-Soo Park and Mr. Chae-Woong Lee as the Members of Audit Committee		Management	For	For
3.
Approve the Compensation Ceiling for the Directors: proposed remuneration ceiling for the 41st FY: KRW 55 billion, remuneration ceiling approved in the 40th FY: KRW 35 billion; number of
Directors 9 [Independent Directors 5]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	19420	0	27-Feb-2009	27-Feb-2009

HANKOOK TIRE CO LTD, SEOUL
Security	Y30587102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Mar-2009
ISIN	KR7000240002		Agenda	701824749 - Management
City	TBA		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	10-Mar-2009
SEDOL(s)	6107422 - B12G7K1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA MEETING. THANK-YOU.			Non-Voting
1.	Approve the financial statements		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
2.	Amend the Articles of Incorporation		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
3.	Elect the External Director who is an Audit Committee Member		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
4.	Approve the limit of remuneration for the Director		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	153900	0	04-Mar-2009	04-Mar-2009

TAEWOONG CO LTD, PUSAN
Security	Y8365T101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Mar-2009
ISIN	KR7044490001		Agenda	701837481 - Management
City	BUSAN		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	16-Mar-2009
SEDOL(s)	6421177 - 6542119 - B02KHY0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 538837 DUE TO RECEIPT OF A-DDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISRE-GARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
1.	Approve the financial statement		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
2.	Approve the partial amendment to the Articles of Incorporation		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
3.	Elect the Auditors		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
4.	Approve the limit of remuneration for Directors		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
5.	Approve the limit of remuneration for Auditors		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	23800	0	10-Mar-2009	10-Mar-2009

KB FINANCIAL GROUP INC
Security	48241A105		Meeting Type	Annual
Ticker Symbol	KB		Meeting Date	27-Mar-2009
ISIN	US48241A1051		Agenda	933010768 - Management
City			Holding Recon Date	31-Dec-2008
Country	United States		Vote Deadline Date	23-Mar-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
APPROVAL OF NON-CONSOLIDATED FINANCIAL
STATEMENTS (BALANCE SHEET, INCOME STATEMENT AND
STATEMENT OF APPROPRIATION OF RETAINED EARNINGS)
FOR THE FISCAL YEAR 2008, AS SET FORTH IN THE
COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.
			Management	For	For
02	AMENDMENT OF THE ARTICLES OF INCORPORATION, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
03	APPOINTMENT OF NON-EXECUTIVE DIRECTOR(S), AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
04	APPOINTMENT OF CANDIDATE(S) FOR THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE DIRECTORS, AS SET FORTH IN THE COMAPNY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
05	APPROVAL OF THE AGGREGATE REMUNERATION LIMIT FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	35323	0	20-Mar-2009	20-Mar-2009

PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	TH0355A10Z12		Agenda	701830906 - Management
City	BANGKOK		Holding Recon Date	17-Feb-2009
Country	Thailand		Vote Deadline Date	27-Mar-2009
SEDOL(s)	B1359J0 - B13B738 - B13JK44		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 533480 DUE TO ADDITIONAL R-ESOLUTION ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND Y-OU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Acknowledge the 2008 performance result and 2009 work plan of the Company		Management	For	For
2.	Approve the 2008 financial statements		Management	For	For
3.	Approve the dividend payment for 2008 performance		Management	For	For
4.	Appoint the Auditor and approve the Auditor's fees for year 2009		Management	For	For
5.1	Appoint Mr. Mr. Pala Sookawesh as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.2	Appoint Mr. Bhusana Premanode as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.3	Appoint Mr. Anon Sirisaengtaksin as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.4	Appoint Mrs. Sirinuj Bisonyabut as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.5	Appoint Mr. Mr. Rathakit Manathat as a new Director in replacement of those who are due to retire by rotation		Management	For	For
6.	Approve the Directors and the Sub-committees remuneration		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
7.	Ratify the Company's Articles of Association [AOA] Clause 9 registration		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
8.	Approve the debenture issuance up to the total amount of THB 50,000 million		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
9.	Other matters [if any]		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	457000	0	23-Mar-2009	23-Mar-2009

TURKIYE IS BANKASI A S
Security	M8933F115		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	TRAISCTR91N2		Agenda	701847456 - Management
City	ISTANBUL		Holding Recon Date	27-Mar-2009
Country	Turkey	Blocking	Vote Deadline Date	19-Mar-2009
SEDOL(s)	4311667 - 4869939 - B02S517 - B03MYS8 - B03N425 - B03N436		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
POWER OF ATTORNEY (POA) SIGNED BY T-HE BENEFICIAL
OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
YOUR VOTING INST-RUCTIONS IN THIS MARKET. ABSENCE
OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE RE-
JECTED. CERTAIN GLOBAL CUSTODIANS HAVE A GLOBAL
CUSTODIAN POAs IN PLACE WHICH-WOULD ELIMINATE THE
NEED FOR THE BO POA. IF YOU HAVE NOT SUBMITTED ANY
POAs FO-R THIS MARKET BEFORE, PLEASE CONTACT
YOUR GLOBAL CUSTODIAN BANK TO SEE IF THEY-HAVE A
POA IN PLACE FOR YOUR ACCOUNTS. THANK YOU.
Non-Voting
1.	Opening of the assembly, elect the Chairmanship and grant authority for the Chairmanship to sign the minutes of the assembly		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the Board of Directors activity report, Auditors report as well as of the Independent External Auditing Company's report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Ratify the balance sheet and profit and loss statement of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Grant discharge of the Board Members for the activities and accounts of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Grant discharge of the Auditors for the activities and accounts of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve to determine the way and of the date of distribution of profits		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Ratify the mid term election for the vacated Board Membership		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve to determine remuneration for the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Elect the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the determine of remuneration for the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the informing to shareholders about donations granted across the year		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	501971	0	17-Mar-2009	17-Mar-2009

CREDICORP LTD.
Security	G2519Y108		Meeting Type		Annual
Ticker Symbol	BAP		Meeting Date		31-Mar-2009
ISIN	BMG2519Y1084		Agenda		933006721 - Management
City			Holding Recon Date		13-Feb-2009
Country	United States		Vote Deadline Date		30-Mar-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO CONSIDER AND APPROVE THE ANNUAL REPORT OF THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2008.		Management	For	For
02
TO CONSIDER AND APPROVE THE AUDITED
CONSOLIDATED FINANCIAL STATEMENTS OF THE
COMPANY AND ITS SUBSIDIARIES FOR THE FINANCIAL
YEAR ENDED DECEMBER 31, 2008, INCLUDING THE REPORT
OF THE INDEPENDENT AUDITORS OF THE COMPANY
THEREON.
			Management	For	For
03
TO APPOINT THE EXTERNAL AUDITORS OF THE COMPANY
TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT
ANNUAL GENERAL MEETING, IN ACCORDANCE WITH THE
PROPOSAL AND RECOMMENDATION OF THE AUDIT
COMMITTEE AND AUTHORIZATION BY THE BOARD OF
DIRECTORS TO APPROVE THE AUDITOR FEES WHO IN
TURN HAVE DELEGATED SUCH FUNCTION TO THE AUDIT
COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	33800	0	24-Mar-2009	24-Mar-2009

THE SIAM COMMERCIAL BANK PUBLIC CO LTD
Security	Y7905M113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	03-Apr-2009
ISIN	TH0015010018		Agenda	701852166 - Management
City	BANGKOK		Holding Recon Date	16-Mar-2009
Country	Thailand		Vote Deadline Date	10-Apr-2009
SEDOL(s)	5314041 - 6889935 - B01DQW1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minutes of the AGM of shareholders No. 185 held on 03 APR 2008		Management	For	For
2.	Acknowledge the annual report prepared by the Board of Directors		Management	For	For
3.	Approve the financial statements for the FYE 31 DEC 2008		Management	For	For
4.	Approve the allocation of profits and dividend payment from the Bank's operational result of year 2008		Management	For	For
5.	Approve the distribution of the Directors remuneration and the allocation of the Directors bonus for the year 2009		Management	For	For
6.	Elect the Directors in replacement of those retired by rotation		Management	For	For
7.	Appoint the Auditors and approve to fix the auditing fee		Management	For	For
8.	Approve the Bank's Articles of Association		Management	For	For
9.	Amend Clause 4 of the Bank's Memorandum of Association in order for it to be in line with the conversion of preferred shares into ordinary shares in the year 2008		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1459970	0	19-Mar-2009	19-Mar-2009

PETROLEO BRASILEIRO S.A. - PETROBRAS
Security	71654V408		Meeting Type	Annual
Ticker Symbol	PBR		Meeting Date	08-Apr-2009
ISIN	US71654V4086		Agenda	933032497 - Management
City			Holding Recon Date	23-Mar-2009
Country	Brazil		Vote Deadline Date	06-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
I	MANAGEMENT REPORT, FINANCIAL STATEMENTS AND AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR 2008		Management	For	For
II	CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR 2009		Management	For	For
III	DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR 2008		Management	For	For
IV	ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS		Management	For	For
V	ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS		Management	For	For
VI	ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR RESPECTIVE SUBSTITUTES		Management	For	For
VII	ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT AND EFFECTIVE MEMBERS OF THE AUDIT COMMITTEE, AS WELL AS THEIR PARTICIPATION IN THE PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY'S BYLAWS		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	204646	0	07-Apr-2009	07-Apr-2009

COMPANHIA VALE DO RIO DOCE
Security	204412209		Meeting Type	Special
Ticker Symbol	RIO		Meeting Date	16-Apr-2009
ISIN	US2044122099		Agenda	933027953 - Management
City			Holding Recon Date	23-Mar-2009
Country	Brazil		Vote Deadline Date	07-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
O1A	APPRECIATION OF THE MANAGEMENTS' REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008		Management	For	For
O1B	PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR VALE		Management	For	For
O1C	APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS		Management	For	For
O1D	APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL		Management	For	For
O1E	ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS		Management	For	For
E2A	TO CHANGE THE LEGAL NAME OF THE COMPANY TO "VALE S.A.", WITH THE CONSEQUENT AMENDMENT OF ARTICLE 1 OF VALE'S BY-LAWS IN ACCORDANCE WITH THE NEW GLOBAL BRAND UNIFICATION		Management	For	For
E2B	TO ADJUST ARTICLE 5 OF VALE'S BY-LAWS TO REFLECT THE CAPITAL INCREASE RESOLVED IN THE BOARD OF DIRECTORS MEETINGS HELD ON JULY 22, 2008 AND AUGUST 05, 2008		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	255240	0	01-Apr-2009	01-Apr-2009

LAN AIRLINES S.A.
Security	501723100		Meeting Type	Annual
Ticker Symbol	LFL		Meeting Date	17-Apr-2009
ISIN	US5017231003		Agenda	933013093 - Management
City			Holding Recon Date	12-Mar-2009
Country	Cote D'ivoire		Vote Deadline Date	13-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
A	APPROVAL OF THE REPORT, BALANCE SHEET AND FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.		Management	For	Management did not provide a recommendation
B	APPROVAL OF THE DISTRIBUTION OF DEFINITIVE DIVIDEND TO BE CHARGED TO THE EARNINGS FOR FISCAL YEAR 2008, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.		Management	For	Management did not provide a recommendation
C	DETERMINATION OF THE COMPENSATION FOR THE BOARD OF DIRECTORS FOR FISCAL YEAR 2009.		Management	For	Management did not provide a recommendation
D	DETERMINATION OF THE COMPENSATION FOR THE DIRECTOR'S COMMITTEE AND THEIR BUDGET FOR FISCAL YEAR 2009.		Management	For	Management did not provide a recommendation
E	DESIGNATION OF EXTERNAL AUDITORS; DESIGNATION OF RISK ASSESSORS; ACCOUNTS OF THE MATTERS REFERRED TO IN ARTICLE 44 OF LAW 18046 ON CORPORATIONS.		Management	For	Management did not provide a recommendation
F	INFORMATION REGARDING THE COST OF PROCESSING, PRINTING AND DISTRIBUTION OF THE INFORMATION AS REFERRED TO IN CIRCULAR N.1494 OF THE SUPERINTENDENCE OF SECURITIES AND INSURANCE.		Management	For	Management did not provide a recommendation
G	ANY OTHER MATTER OF PUBLIC INTEREST THAT SHOULD BE KNOWN FOR THE SHAREHOLDERS' MEETING.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	77300	0	27-Mar-2009	27-Mar-2009

GRUPO AEROPORTUARIO DEL SURESTE SA DE CV
Security	40051E202		Meeting Type	Annual
Ticker Symbol	ASR		Meeting Date	23-Apr-2009
ISIN	US40051E2028		Agenda	933046369 - Management
City			Holding Recon Date	19-Mar-2009
Country	United States		Vote Deadline Date	17-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A
PRESENTATION AND APPROVAL OF ANNUAL REPORT ON
THE ACTIVITIES CARRIED OUT BY THE AUDIT COMMITTEE
OF THE COMPANY IN ACCORDANCE WITH ARTICLE 43 OF
THE SECURITIES MARKET LAW AND THE REPORT ON THE
COMPANY'S SUBSIDIARIES.
			Management	For	Management did not provide a recommendation
1B
PRESENTATION AND APPROVAL OF THE REPORT OF THE
FULFILLMENT OF THE FISCAL OBLIGATIONS OF THE
COMPANY FOR THE FISCAL YEAR ENDED ON DECEMBER
31, 2007, IN TERMS OF ARTICLE 86, SECTION XX OF THE
INCOME TAX LAW.
			Management	For	Management did not provide a recommendation
2A	PROPOSAL REGARDING AND APPROVAL OF THE APPLICATION OF THE COMPANY'S RESULTS: PROPOSAL TO INCREASE THE LEGAL RESERVE OF THE COMPANY BY PS.52,473,450.22.		Management	For	Management did not provide a recommendation
2B
PROPOSAL REGARDING AND APPROVAL OF THE
APPLICATION OF THE COMPANY'S RESULTS: PROPOSAL TO
APPROVE THE MAXIMUM AMOUNT THAT MAY BE USED BY
THE COMPANY TO REPURCHASE THE COMPANY'S SHARES
IN 2009 PURSUANT TO ARTICLE 56 OF THE SECURITIES
MARKET LAW, AND, IF THAT IS THE CASE, PROPOSAL TO
APPROVE OF THE PROVISIONS AND POLICIES REGARDING
THE REPURCHASE OF THE COMPANY'S SHARES BY THE
COMPANY.
			Management	For	Management did not provide a recommendation
2C
PROPOSAL REGARDING AND APPROVAL OF THE
APPLICATION OF THE COMPANY'S RESULTS: THE
PROPOSAL REGARDING THE APPLICATION OF THE
COMPANY'S RESULTS MAY ALSO INCLUDE A PROPOSAL
FROM THE CHAIRMAN ON BEHALF OF BOARD OF
DIRECTORS TO PAY AN ORDINARY NET DIVIDEND IN CASH
FROM PROFITS PENDING APPLICATION TO EACH OF THE
ORDINARY SERIES "B" AND "BB" SHARES.
			Management	For	Management did not provide a recommendation
3A
APPOINTMENT OR RATIFICATION OF THE FOLLOWING
PERSONS TO THE BOARD OF DIRECTORS OF THE
COMPANY, ONCE QUALIFIED AS INDEPENDENT: FERNANDO
CHICO PARDO (PRESIDENT); ALTERNATE: FEDERICO
CHAVEZ PEON MIJARES, RASMUS CHRISTIANSEN;
ALTERNATE: MIKAEL SJORSLEV, RICARDO GUAJARDO
TOUCHE, FRANCISCO GARZA ZAMBRANO, LUIS CHICO
PARDO, GEORGE VOJTA, ROBERTO SERVITJE SENDRA
			Management	For	Management did not provide a recommendation
3B	APPOINTMENT OR RATIFICATION OF THE PRESIDENT OF THE AUDIT COMMITTEE: RICARDO GUAJARDO TOUCHE.		Management	For	Management did not provide a recommendation
3C
APPOINTMENT OR RATIFICATION OF THE PERSONS WHO
WILL SERVE ON THE COMMITTEES: NOMINATIONS AND
COMPENSATION COMMITTEE: RASMUS CHRISTIANSEN
(PRESIDENT), FERNANDO CHICO PARDO, ROBERTO
SERVITJE SENDRA; ACQUISITIONS AND CONTRACTS
COMMITTEE: FERNANDO CHICO PARDO (PRESIDENT),
RASMUS CHRISTIANSEN, RICARDO GUAJARDO TOUCHE;
OPERATIONS COMMITTEE: FERNANADO CHICO PARDO
(PRESIDENT), RASMUS CHRISTIANSEN, RICARDO
GUAJARDO TOUCHE, FRANCISCO GARZA ZAMBRANO;
AUDIT COMMITTEE: RICARDO GUAJARDO TOUCHE
(PRESIDENT), GEORGE VOJTA, FRANCISCO GARZA
ZAMBRANO
			Management	For	Management did not provide a recommendation
Management did not provide a recommendation
3D
PROPOSAL TO MAINTAIN THE REMUNERATION FOR THE
BOARD OF DIRECTORS AND COMMITTEES OF THE
COMPANY AT CURRENT LEVELS, WHICH ARE: BOARD OF
DIRECTORS: USD 4,000.00*, OPERATIONS COMMITTEE: USD
4,000.00*, NOMINATIONS & COMPENSATION COMMITTEE:
USD 4,000.00*, ACQUISITIONS & CONTRACTS COMMITTEE:
USD 1,500.00*, AUDIT COMMITTEE: USD 6,000.00* *(IN EACH
CASE NET OF TAXES).
			Management	For	Management did not provide a recommendation
04
APPOINTMENT OF DELEGATES IN ORDER TO ENACT THE
RESOLUTIONS ADOPTED IN THE GENERAL ANNUAL
ORDINARY MEETING AND, IN SUCH CASE, TO FORMALIZE
SUCH RESOLUTIONS: CLAUDIO GONGORA MORALES,
RAFAEL ROBLES MLAJA, MAURICE BERKMAN BAKSHT,
ANDRES GUTIERREZ FERNANDEZ, ANA MARIA POBLANNO
CHANONA.
			Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	10305	0	20-Apr-2009	20-Apr-2009

COCA COLA HELLENIC BOTTLING CO SA, ATHENS
Security	X1435J139	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	27-Apr-2009
ISIN	GRS104003009	Agenda	701879655 - Management
City	MAROUSSI	Holding Recon Date	23-Apr-2009
Country	Greece	Blocking	Vote Deadline Date	15-Apr-2009
SEDOL(s)	0964850 - 4420723 - 5890433	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.	Approve a share buy-back program in accordance with Article 16 of Codified Law 2190/1920	Management	No Action
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	77330	0	08-Apr-2009	08-Apr-2009

URBI DESARROLLOS URBANOS S A DE C V
Security	P9592Y103		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	27-Apr-2009
ISIN	MX01UR000007		Agenda	701900664 - Management
City	MEXICO		Holding Recon Date	14-Apr-2009
Country	Mexico		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B0126X9 - B03NPP5 - B15CBQ0 - B2Q3M33		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the presentation of the reports and opinions that are referred to in Artcle 28 as specified for the FYE 31 DEC 2008		Management	For	For
2.	Approve the presentation of the report regarding the fulfillment of the tax obligations of the Company, that is referred to in Article 86 as specified		Management	For	For
3.	Approve the allocation of profit		Management	For	For
4.	Approve the designation or ratify the Members of the Board of Directors and resolution regarding the remuneration of the same		Management	For	For
5.	Approve the designation or ratification of the Chairperson of the audit and Corporate Practices Committees		Management	For	For
6.	Approve to determine the maximum amount of funds that can be allocated to the acquisition of the Company's own shares		Management	For	For
7.	Approve the designation of the special delegates of the meeting to carry out and formalize its resolutions		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	856100	0	21-Apr-2009	21-Apr-2009

GEDEON RICHTER LTD
Security	X3124R133		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	HU0000067624		Agenda	701897487 - Management
City	BUDAPEST		Holding Recon Date	24-Apr-2009
Country	Hungary	Blocking	Vote Deadline Date	20-Apr-2009
SEDOL(s)	4042387 - 5076954 - B01YTN6 - B1BDH36 - B28LKX1		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 550205 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 28
APR 09 AT 1600 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WIL-L REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADVI-
SED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM IS MET OR THE MEETING IS-CANCELLED. THANK
YOU.
Non-Voting
1.	Receive the report of the Board of Directors on the 2008 business activities of the Company and presentation of the annual report prepared in accordance with the Accounting Act		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the report of the Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Receive the report of the Supervisory Board including the report of the Audit Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve to determine and allocation of the 2008 after tax profit of the Company, declaration of Dividends for the 2008 business year on the common shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve of the 2008 annual report of the Company prepared in accordance with the Accounting Act, including the 2008 balance sheet		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Receive the report on the 2008 business activities of the Richter Group and presentation of the consolidated report prepared in accordance with the IFRS		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Receive the report of the Auditor on the consolidated report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Receive the report of the Supervisory Board including the report of the Audit committee on the consolidated report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the 2008 consolidated report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the Corporate Governance Report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Authorize the Board of Directors for the purchase of own shares of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.A	Amend the statutes concerning the modifications of the scope of activities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.B	Amend the statutes concerning the exercise of employment rights		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.C	Amend the statutes implementing the application of the modified terminology of the capital market act and the Companies Act		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.D	Amend the statutes to delete from the general meeting s exclusive competence the acceptance of public purchase offers relating to treasury shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.E	Amend the statutes to delete the automatic termination of the voting restrictions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.F	Amend the statutes to delete from the general meeting s exclusive competence the decision concerning measures disturbing public purchase offers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve the consolidated text of the Company's statutes [including amendments]		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve the remuneration of the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.A	Re-elect Dr. Attila Chikan as a Member of the Supervisory board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.B	Re-elect Mr. Jozsef Eros as a Member of the Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.C	Re-elect Dr. Maria Balogh as a Member of Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.D	Re-elect Dr. Gabor Simon Kis as a Member of the Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.E	Re-elect Mr. Andras Sugar as a Member of the Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.F	Re-elect Mr. Gabor Toth as a Member of the Supervisory Board appointed by the Company's Employees for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.G	Re-elect Mr. Jeno Fodor as a Member of the Supervisory Board appointed by the Company's Employees for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.H	Elect Mr. Andras Balasko as a Member of the Supervisory Board appointed by the Company's Employees for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.I	Re-elect Dr. Attila Chikan, Mr. Jozsef Eros and Dr. Maria Balogh as the Supervisory Board Members of the Audit Committee for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Approve the remuneration of the Members of the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve the rules of procedure of the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Elect the Company's Statutory Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
19.	Approve the remuneration of the Company's statutory Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
20.	Miscellaneous		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	5450	0	14-Apr-2009	14-Apr-2009

BANCO SANTANDER CHILE
Security	05965X109		Meeting Type	Annual
Ticker Symbol	SAN		Meeting Date	28-Apr-2009
ISIN	US05965X1090		Agenda	933059354 - Management
City			Holding Recon Date	31-Mar-2009
Country	United States		Vote Deadline Date	22-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET AND
CONSOLIDATED FINANCIAL STATEMENTS OF THE BANK
AND ITS SUBSIDIARIES, THE INDEPENDENT REPORT OF
THE EXTERNAL AUDITORS, AND THE NOTES
CORRESPONDING TO THE FINANCIAL YEAR ENDING
DECEMBER 31ST OF 2008.
			Management	For	For
02
THE PAYMENT OF A DIVIDEND OF CH$1.13185985 PER
SHARE OR 65% OF 2008 NET INCOME ATTRIBUTABLE TO
SHAREHOLDERS AS A DIVIDEND. THE REMAINING 35% OF
2008 NET INCOME ATTRIBUTABLE TO SHAREHOLDERS WILL
BE RETAINED AS RESERVES.
			Management	For	For
03	DESIGNATION OF EXTERNAL AUDITORS. THE BOARD IS PROPOSING DELOITTE AUDITORES Y CONSULTORES LIMITADA.		Management	For	For
04
RATIFY THE DIRECTORS APPOINTED TO THE BOARD. IN
2008 THE FOLLOWING BOARD MEMBERS RESIGNED:
BENIGNO RODRIGUEZ AND MARCIAL PORTELA. THE BOARD
DESIGNATED VITTORIO CORBO AND THE ALTERNATE
DIRECTOR JESUS ZABALZA AS REPLACEMENTS.
SHAREHOLDERS MUST RATIFY THESE DESIGNATIONS AND
APPROVE THE NEW ALTERNATE DIRECTOR TO BE NAMED.
			Management	For	For
05	APPROVE THE BOARD OF DIRECTORS' 2009 REMUNERATION. A MONTHLY STIPEND OF UF209 (APPROXIMATELY US$7,500) PLUS UF26 (US$930) PER MONTH FOR EACH COMMITTEE A BOARD MEMBER PARTICIPATES IN.		Management	For	For
06	APPROVAL OF THE AUDIT COMMITTEE'S 2009 BUDGET.		Management	For	For
07	APPROVAL OF RELATED PARTY TRANSACTIONS AND SIGNIFICANT EVENTS REGISTERED IN 2008 IN ACCORDANCE WITH ARTICLE 44 OF LAW 18,046 AND DETAILED IN NOTE 14 OF THE FINANCIAL STATEMENTS.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	44836	0	21-Apr-2009	21-Apr-2009

JBS S A
Security	P59695109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Apr-2009
ISIN	BRJBSSACNOR8		Agenda		701847785 - Management
City	SAO PAULO		Holding Recon Date		27-Apr-2009
Country	Brazil		Vote Deadline Date		21-Apr-2009
SEDOL(s)	B1V74X7 - B2Q79W3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN 'FAVOR' AND/OR 'ABSTAIN' OR 'AGAINST' AND/OR 'ABSTAIN-' ARE ALLOWED. THANK YOU.			Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
I.
Amend the Company's Corporate Bylaws, to include a new Article expressly and categorically prohibiting the Company and any of its subsidiaries, be they direct or indirect, to enter into any contracts for the sale of shares, if the company in question does not have the sale of shares included within its Corporate purpose, in accordance with the proposal approved by the Board of Directors of the Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.	Amend the Section III of the Corporate Bylaws of the Company to review the composition and authority of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	624900	0	17-Mar-2009	17-Mar-2009

JBS S A
Security	P59695109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	BRJBSSACNOR8		Agenda	701847836 - Management
City	SAO PAULO		Holding Recon Date	27-Apr-2009
Country	Brazil		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B1V74X7 - B2Q79W3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT-ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLO-WED. THANK YOU.			Non-Voting

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
Non-Voting
1.	Approve the administrators accounts, the financial statements and the Independent Auditors report regarding the FYE on 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the allocation of the results from the FYE on 31 DEC
2008 and the distribution of the total amount of BRL
102,254,642.23 to the shareholders of the Company on 30 MAR
2009, as payment of dividends, with the exclusion of the shares held in treasury on 30 MAR 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Elect the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect the Members of the Finance Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to set the total annual payment for the Members of the Board of Directors and the Members of the Finance Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	624900	0	17-Mar-2009	17-Mar-2009

SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
Security	833635105		Meeting Type	Annual
Ticker Symbol	SQM		Meeting Date	29-Apr-2009
ISIN	US8336351056		Agenda	933054811 - Management
City			Holding Recon Date	09-Apr-2009
Country	Cote D'ivoire		Vote Deadline Date	24-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	BALANCE SHEET, AUDITED FINANCIAL STATEMENTS, ANNUAL REPORT, REPORT OF THE ACCOUNTING INSPECTORS AND REPORT OF THE EXTERNAL AUDITORS FOR THE BUSINESS YEAR ENDED DECEMBER 31, 2008.		Management	For	Management did not provide a recommendation
02	APPOINTMENT OF THE EXTERNAL AUDITORS AND ACCOUNTING INSPECTORS OF THE COMPANY FOR THE 2009 BUSINESS YEAR.		Management	For	Management did not provide a recommendation
03	OPERATIONS REFERRED TO IN ARTICLE 44 OF LAW NO 18,046 ("LAW OF CORPORATIONS" OF CHILE).		Management	For	Management did not provide a recommendation
04	INVESTMENT AND FINANCING POLICIES.		Management	For	Management did not provide a recommendation
05	NET INCOME FOR THE YEAR 2008, FINAL DIVIDEND DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.		Management	For	Management did not provide a recommendation
06	EXPENSES OF THE BOARD OF DIRECTORS DURING THE 2008 BUSINESS YEAR.		Management	For	Management did not provide a recommendation
07	COMPENSATION FOR THE MEMBERS OF THE BOARD.		Management	For	Management did not provide a recommendation
08	ISSUES RELATED TO THE AUDIT AND DIRECTORS' COMMITTEES.		Management	For	Management did not provide a recommendation
09	OTHER MATTERS THAT MAY CORRESPOND IN ACCORDANCE WITH THE LAW.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	114000	0	21-Apr-2009	21-Apr-2009

USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS
Security	P9632E125		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2009
ISIN	BRUSIMACNOR3		Agenda	701902961 - Management
City	BELO HORIZONTE		Holding Recon Date	28-Apr-2009
Country	Brazil		Vote Deadline Date	23-Apr-2009
SEDOL(s)	2193696 - B1WSXV0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES 'IN FAVOR' AND "AGAINST" IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU.			Non-Voting

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTION TO VOTE ON
THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN FAVOR O-R AGAINST
OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
1.	Approve the protocol and justification instrument protocol for the merger of Companhia Siderurgica Paul Ista Cosipa, with its headquarters in the state Sao Paulo, into the assets of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the choice of the Company PricewaterhouseCoopers
Auditores Independentes as being responsible for the valuations of the net worth of the Companies to be merged into Usiminas and the valuation reports prepared by that Auditing Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the merger of the Companies referred to, by the Board of Directors of the Company, in a meeting on 18 FEB 2009, with the consequent extinction of the Companies being merged		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Authorize the Executive Committee to do the Administrative Acts resulting from the decisions of the general meeting called here		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.
Ratify the appointment of a Full and Alternate Member of the
Board of Directors of Usiminas to serve out the term in office until the 2010 AGM, in accordance with a resolution approved at the meeting of the Board of Directors held on 13 APR 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	22200	0	27-Apr-2009	27-Apr-2009

GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2009
ISIN	MXP370711014		Agenda	701903317 - Management
City	MONTERREY		Holding Recon Date	17-Apr-2009
Country	Mexico		Vote Deadline Date	24-Apr-2009
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the reports that are referred to in Part IV of Article 28 of the Securities Market Law, for the FYE on 31 DEC 2008		Management	For	For
2.	Approve the allocation of profit		Management	For	For
3.	Approve the designation of the Members of the Board of Directors of the Company, classification of their independence and determination of their compensation		Management	For	For
4.
Approve the designation of the Members of the Audit and
Corporate Practices Committee, including the appointment of the
Chairperson of said Committee, as well as the determination of their compensation
			Management	For	For
5.
Receive the report from the Board of Directors regarding the transactions carried out with the Company's own shares during
2008, as well as the determination of the maximum amount of
funds that can be allocated to the purchase of the Company's own shares for the 2009 FY
			Management	For	For
6.	Approve the cancellation of the shares in treasury		Management	For	For
7.	Approve the designation of a delegate or delegates to formalize and carry out, if relevant, the resolutions passed by the meeting		Management	For	For
8.	Approve the drafting and reading of the meeting minutes		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	772180	0	21-Apr-2009	21-Apr-2009

GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		30-Apr-2009
ISIN	MXP370711014		Agenda		701905424 - Management
City	MONTERREY		Holding Recon Date		17-Apr-2009
Country	Mexico		Vote Deadline Date		24-Apr-2009
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Amend the Article 2 of the Corporate Bylaws, for the purpose of omitting as an entity that is part of the financial group Creditos
Pronegocio S.A. de c.v., Sociedad Financiera de Objeto Limitado,
Grupo Financiero Banorte, as a result of its merger with Banco
Mercantil del Norte, S.A., institucion de banca multiple, Grupo
Financiero Banorte, and as a consequence, the signing of a new sole covenant of responsibilities
			Management	For	For
2.	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting		Management	For	For
3.	Approve the meeting minutes		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	772180	0	21-Apr-2009	21-Apr-2009

CENTRAL EUROPEAN DISTRIBUTION CORP.
Security	153435102		Meeting Type	Annual
Ticker Symbol	CEDC		Meeting Date	30-Apr-2009
ISIN	US1534351028		Agenda	933029123 - Management
City			Holding Recon Date	03-Mar-2009
Country	United States		Vote Deadline Date	29-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
1	WILLIAM V. CAREY			For	For
2	DAVID BAILEY			For	For
3	N. SCOTT FINE			For	For
4	MAREK FORYSIAK			For	For
5	ROBERT P. KOCH			For	For
6	JAN W. LASKOWSKI			For	For
7	MARKUS SIEGER			For	For
8	SERGEY KUPRIYANOV			For	For
02	FOR RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR 2009.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	53250	0	27-Apr-2009	27-Apr-2009

GRUPO TELEVISA, S.A.B.
Security	40049J206		Meeting Type		Special
Ticker Symbol	TV		Meeting Date		30-Apr-2009
ISIN	US40049J2069		Agenda		933059366 - Management
City			Holding Recon Date		07-Apr-2009
Country	United States		Vote Deadline Date		24-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
I
APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF
THE MEMBERS OF THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT TO ARTICLES
TWENTY SIXTH, TWENTY SEVENTH AND OTHER
APPLICABLE ARTICLES OF THE CORPORATE BY-LAWS.
			Management	For	Management did not provide a recommendation
II	APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	63000	0	24-Apr-2009	24-Apr-2009

GRUPO TELEVISA, S.A.B.
Security	40049J206		Meeting Type	Special
Ticker Symbol	TV		Meeting Date	30-Apr-2009
ISIN	US40049J2069		Agenda	933061373 - Management
City			Holding Recon Date	07-Apr-2009
Country	United States		Vote Deadline Date	24-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
S1	APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS OF THE BOARD OF DIRECTORS TO BE APPOINTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
S2	APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
O1	PRESENTATION AND, IN ITS CASE, APPROVAL OF THE REPORTS REFERRED TO IN ARTICLE 28, PARAGRAPH IV OF THE SECURITIES MARKET LAW.		Management	For	Management did not provide a recommendation
O2	PRESENTATION OF THE REPORT REGARDING CERTAIN FISCAL OBLIGATIONS OF COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.		Management	For	Management did not provide a recommendation
O3	RESOLUTION REGARDING THE ALLOCATION OF FINAL RESULTS FOR THE YEAR ENDED ON DECEMBER 31, 2008.		Management	For	Management did not provide a recommendation
O4	RESOLUTION (I) AMOUNT MAY BE ALLOCATED TO REPURCHASE SHARES PURSUANT TO ARTICLE 56, (II) PRESENTATION OF REPORT ON POLICIES.		Management	For	Management did not provide a recommendation
O5	APPOINTMENT OR RATIFICATION, OF THE MEMBERS THAT SHALL CONFORM BOARD, SECRETARY, ALTERNATIVE SECRETARIES AND OFFICERS.		Management	For	Management did not provide a recommendation
O6	APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF MEMBERS THAT SHALL CONFORM THE EXECUTIVE COMMITTEE.		Management	For	Management did not provide a recommendation
O7	APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF THE CHAIRMAN OF THE AUDIT COMMITTEE AND OF THE CHAIRMAN OF THE COMMITTEE.		Management	For	Management did not provide a recommendation
O8	COMPENSATION TO MEMBERS OF THE BOARD OF DIRECTORS, OF EXECUTIVE COMMITTEE, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.		Management	For	Management did not provide a recommendation
O9	APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
E1	RESOLUTION REGARDING THE CANCELLATION OF SHARES AND THE RESULTING DECREASE OF THE CAPITAL STOCK.		Management	For	Management did not provide a recommendation
E2	APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	63000	0	24-Apr-2009	24-Apr-2009

SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security	Y76810103		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	CNE100000171		Agenda	701853752 - Management
City	WEIHAI		Holding Recon Date	03-Apr-2009
Country	China		Vote Deadline Date	24-Apr-2009
SEDOL(s)	6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR AGAINST" FOR A-LL THE RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve the listing Sub-committee of the Board of Directors of the
Stock Exchange of Hong Kong Stock Exchange Limited [the Stock
Exchange] in relation to the proposed transfer of the listing of H shares of the Company from GEM to the Main Board [the
Proposed Transfer] and H Shares refers to all the H shares of
RMB 0.10 each in the share capital of the Company [the H
shares]; the China Securities Regulatory Commission [the CSRC]
in relation to the Proposed Transfer; (3) the obtaining of all other relevant consents or approval [if any] which are required in connection with the Proposed Transfer and the fulfillment of all conditions which may be attached to such consents or approval;
and the publication of an announcement as required by Rule
9A.08 of the Main Board Listing Rules after formal approval for the
Proposed Transfer has been received from the Stock Exchange, and the listing of H shares of the Company on GEM shall cease on and the listing of H shares on the Main Board shall commence on such date and time as the Directors of the Company [the
Directors] may designate; and authorize the any Director or the company secretary of the Company to make any application and submission, to do all such acts and things, to execute any
document and to take all such step for and on behalf of the
Company as he/she may deem necessary, desirable or expedient in relation to the Proposed Transfer; and to attend to and handle all other necessary procedures and registrations relating to or as a result of the proposed transfer
			Management	For	For
S.2
Approve the listing of the H Shares [as specified] on the Main
Board of the Stock Exchange, the specified amendments [the
Articles Amendments] shall be made to the existing Articles of
Association of the Company [the Existing Articles] with effect from the date on which dealing in the H Shares on the Main Board
commences: (i) all reference to the rules governing the listing of securities on the Growth Enterprise Market of the Stock Exchange
of Hong Kong Limited in the Article 79 of the existing Articles of
Association of the Company shall be replaced with the rules
governing the listing of securities on the Stock Exchange of Hong
Kong Limited, (ii) Amend the existing Articles of Association of the
Company Article 4, 14, 58, 66, 72, 80, 81, 83, 105, 108, 118, 189,
123, 141, 150, 153, 155 and 157of the Articles of Association of
the Company as specified
			Management	For	For
S.3
Authorize the Board of Directors and the Company Secretary of
the Company to do all such acts and things and to take all such steps as deemed by it to be incidental to, ancillary to or in connection with the matters relating to the application for the proposed transfer to the CSRC and the Listing Committee of the
Stock Exchange, as they may consider necessary, desirable or expedient
			Management	For	For

S.4
Amend the Articles of Association of the Company [a copy of
which is produced to this meeting] in substitution for and to the exclusion of the existing Articles of Association of the Company immediately after the completion of the proposed transfer, and the
Directors be authorized to make further amendments to the same or to do all things on behalf of the Company including application for relevant government approvals in relation to the amendments to the existing Articles of Association, in accordance with the relevant laws and regulations of the People' Republic of China, the rules governing the listing of securities on the Stock Exchange and other requirements of the relevant regulatory authorities
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	432000	0	21-Apr-2009	21-Apr-2009

SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security	Y76810103		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	CNE100000171		Agenda	701853764 - Management
City	WEIHAI		Holding Recon Date	03-Apr-2009
Country	China		Vote Deadline Date	24-Apr-2009
SEDOL(s)	6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve that conditional upon: (1) the granting of approval by the listing sub-committee of the Board of Directors of the Stock
Exchange of Hong Kong Stock Exchange Limited [the "Stock
Exchange"] in relation to the proposed transfer of the listing of H shares of the Company from GEM to the Main Board [the
"Proposed Transfer"] and H Shares refers to all the H shares of
RMB 0.10 each in the share capital of the Company [the "H
shares"]; (2) the granting of approval by the China Securities
Regulatory Commission [the "CSRC"] in relation to the Proposed
Transfer; (3) the obtaining of all other relevant consents or approval [if any] which are required in connection with the
Proposed Transfer and the fulfillment of all conditions which may be attached to such consents or approval; and (4) the publication of an announcement as required by Rule 9A.08 of the Main Board
Listing Rules after formal approval for the Proposed transfer has been received from the Stock Exchange, the Proposed Transfer be and are hereby approved and confirmed and the listing of H shares of the Company on GEM shall cease on and the listing of
H shares on the Main Board shall commence on such date and
time as the directors of the Company [the "Directors"] may
designate; authorize any Director and/or the Company Secretary of the Company: (i) to make any application and submission, to do all such acts and things, to execute any document and to take all such step for and on behalf of the Company as he/she may deem necessary, desirable or expedient in relation to the Proposed
Transfer; and (ii) to attend to and handle all other necessary procedures and registrations relating to or as a result of the
Proposed Transfer
			Management	For	For
S.2
Approve that conditional upon the listing of the H Shares [as defined in the special resolution numbered 1 as specified in the notice containing this resolution] on the Main Board of the Stock
Exchange, the following amendments [the "Articles Amendments"]
shall be made to the existing Articles of Association of the
Company [the Existing Articles"] with effect from the date on which dealing in the H Shares on the Main Board commences: (i) All reference to the "Rules Governing the Listing of Securities on the
Growth Enterprise Market of the Stock Exchange of Hong Kong
Limited" in the Article 79 of the existing Articles of Association of the Company shall be replaced with the "Rules Governing the
Listing of Securities on the Stock Exchange of Hong Kong
Limited"; (ii) amend the existing Articles: Article 4, Article 14,
Article 58, Article 66, Article 72, Article 80, Article 81, Article 83,
Article 105, Article 108, Article 118, Article 189, Article 123, Article
141, Article 150, Article 153, Article 155 and Article 157 of the
Articles of Association of the Company
			Management	For	For
S.3
Approve the Board of Directors and the Company Secretary of the
Company, to do all such acts and things and to take all such steps as deemed by it to be incidental to, ancillary to or in connection with the matters relating to the application for the Proposed
Transfer to the CSRC and the Listing Committee of the Stock
Exchange, as they may consider necessary, desirable or
expedient
			Management	For	For

S.4
Amend the Articles of Association of the Company [a copy of
which is produced to this meeting], as the Articles of Association of the Company in substitution for and to the exclusion of the existing Articles of Association of the Company immediately after the completion of the Proposed Transfer, and authorize the
Directors to make further amendments to the same or to do all things on behalf of the Company including application for relevant
Government approvals in relation to the amendments to the
existing Articles of Association, in accordance with the relevant laws and regulations of the People's Republic of China, the Rules
Governing the Listing of Securities on the Stock Exchange and
other requirements of the relevant Regulatory Authorities
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	432000	0	21-Apr-2009	21-Apr-2009

SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security	Y76810103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	CNE100000171		Agenda	701853954 - Management
City	SHANDONG		Holding Recon Date	03-Apr-2009
Country	China		Vote Deadline Date	24-Apr-2009
SEDOL(s)	6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Approve the audited consolidated financial statements of the Group [including the Company and its subsidiaries] for the YE 31 DEC 2008		Management	For	For
2.	Approve the report of the Board of Directors of the Company [the "Board"] for the YE 31 DEC 2008		Management	For	For
3.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		Management	For	For
4.
Approve the Profit Distribution Plan for the YE 31 DEC 2008, and
the Final Distribution Plan of the Company for the YE 31 DEC
2008 and authorize the Board for the distribution of the final dividends to the shareholders of the Company for the YE 31 DEC
2008
			Management	For	For
5.	Re-appoint Deloitte Touche Tohmatsu as the Auditor of the Company for the YE 31 DEC 2009, and authorize the Board to determine its remuneration		Management	For	For
6.	Re-appoint Mr. Lau Wai Kit as the Independent Non-executive Director of the Company for a term of 3 years		Management	For	For
7.	Authorize the Board to approve the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2009		Management	For	For
S.8
Authorize the Board of the Company, subject to this resolution to allot, issue and deal with domestic shares and/or H shares
severally or jointly during and after the relevant period;  the aggregate nominal amount of domestic shares allotted and issued or agreed to be allotted and issued [whether pursuant to an option or otherwise] by the Board of Directors pursuant to this resolution, otherwise than pursuant to i) Rights Issue [as hereinafter defined in this resolution]; ii) upon the exercise of rights of conversion under the terms of any securities which are convertible into shares; iii) upon the exercise of rights of subscription under the terms of any warrants issued by the Company; or iv) any scrip dividend plan of other similar arrangement in lieu of the whole or part of a dividend on shares allotted pursuant to the Company's
Articles of Association, shall not exceed 20% of the aggregate nominal amount of the domestic shares in issue on the date of passing this resolution; d) the aggregate nominal amount of H
Shares allotted and issued or agreed to be allotted and issued
[whether pursuant to an option or otherwise] by the Board of
Directors pursuant to this resolution, otherwise than pursuant to i)
Rights Issue [as hereinafter defined in this resolution]; ii) upon the exercise of rights of conversion under the terms of any securities which are convertible into shares; iii) upon the exercise of rights of subscription under the terms of any warrants issued by the
Company; or iv) any scrip dividend plan of other similar
arrangement in lieu of the whole or part of a dividend on shares allotted pursuant to the Company's Articles of Association, shall
			Management	Against	Against

not exceed 20% of the aggregate nominal amount of the H Shares in issue on the date of passing this resolution; e) the approval referred to in this resolution above is conditional upon the
Company obtaining the approval from China Securities Regulatory
Commission; [Authority expires the earlier of the conclusion of the next AGM of the Company after the passing of this resolution or the expiration of the period within the 12 month period after the passing of this resolution]; and authorize the Board to, at its discretion, make any amendment of the Articles of Association of the Company where necessary, so as to increase the registered capital of the Company, and to refect the new capital structure upon the granting of approval for the allotment or issue of the shares in the Company pursuant to this resolution

Comments-We choose to vote against the issuance of shares without preemptive rights because it is above our 10% max limit
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	432000	0	21-Apr-2009	21-Apr-2009

ANHANGUERA EDUCACIONAL PARTICIPACOES S A
Security	P0355L123		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	BRAEDUCDAM18		Agenda	701916061 - Management
City	VALINHOS		Holding Recon Date	30-Apr-2009
Country	Brazil		Vote Deadline Date	24-Apr-2009
SEDOL(s)	B1SY486		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST" IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN AR-E ALLOWED. THANK YOU			Non-Voting

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INXS TO VOTE ON THIS
ITEM IS RECE-IVED WITHOUT A CANDIDATE'S NAME, YOUR
VOTE WILL BE PROCESSED IN FAVOR OR AGAIN-ST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
1.	Acknowledge the Directors' accounts, to examine, discuss and approve the Company's consolidated financial statements for the FYE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve to set the global remuneration of the Board of Directors and Directors for the FYE 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the destination of the YE results of 2008 and the distribution of dividends		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to install the Finance Committee and set their remuneration		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	225956	0	23-Apr-2009	23-Apr-2009

ANHANGUERA EDUCACIONAL PARTICIPACOES S A
Security	P0355L123		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	BRAEDUCDAM18		Agenda	701916073 - Management
City	VALINHOS		Holding Recon Date	30-Apr-2009
Country	Brazil		Vote Deadline Date	24-Apr-2009
SEDOL(s)	B1SY486		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST" IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN AR-E ALLOWED. THANK YOU			Non-Voting
I.
Ratify the acquisition: A) Sociedade Educacional Caxias Do Sul
Ltda Kantum; B) Sociedade Educacional Centro America Ltda.
Facam; C) Centro De Ensino Superior De Rondonopolis Sa Ltda
Cesur; D) Sociedade Brasileira De Ensino Superior Ltda Fabrai;
E) Sbcec Sociedade Brasil Central De Educacao E Cultura SS
Ltda Sbcec; F) Soesc Sociedade Educacional Sul Sancaetanense
Ss Ltda Soesc; G) Centro De Ensino Unificado De Taguat Inga
Ltda Fast; H) Pioneira Educacional Ltda Pioneira; I) Instituicao De
Ensino De Sertaozinho Ltda, Fasert; J) Editora Microlins Ltda,
Former Corporate Name of Escola De Profissoes S.A. Microlins;
K) Lfg Business E Participacoes Ltda, Lfg; L) Colegio Universitario
De Taboao Da Serra Ltda Epp Colegio; M) Colegio Universitario
Taboao Ensino Fundamental Ltda Epp Colegio II; N) Cursinho
Universitario Taboao Da Serra Sociedade Simples Ltda Cursinho;
O) EM Colegio Universitario De Taboao Da Serra Ltda Epp EM
Colegio; P) Escola De Educacao Infantil Universitario Junior
Taboao Da Serra Ltda Escola, in compliance with that which is provided for in Article 256 of Law Number 6.404/76
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.
Approve to decide regarding the proposal for the amendment of
Article 5 of the Corporate By-Laws as a function of the capital in crease resolved on at the meeting o f the Board of Directors held on 10 OCT 2008, and rectified and ratified and ratified at a meeting of the Board of Director held on 03 MAR 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
III.
Approve to decide regarding the proposal for the amendment of
Articles 10, 11 and 17 of the Corporate By-Laws, having as an objective A to establish additional controls for the potential conduct of transactions with derivative instruments Article 10, and
B to increase the number of Officers and the manner of
representation of the Company Articles 11 and 17
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
IV.
Approve to examine and decide regarding the proposal from the
Management for the conversion of up to 45,000,000 common
shares issued by the Company into preferred shares, in the
proportion of 1 preferred share for each common share, in
accordance with the terms and conditions stated in the mentioned proposal
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB3	50P	225956	0	23-Apr-2009	23-Apr-2009

BANK POLSKA KASA OPIEKI SA
Security	X0641X106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	05-May-2009
ISIN	PLPEKAO00016		Agenda	701878247 - Management
City	WARSZAWA		Holding Recon Date	01-May-2009
Country	Poland	Blocking	Vote Deadline Date	17-Apr-2009
SEDOL(s)	5473113 - B020KP2 - B28FBX0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the OGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Chairman of the OGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the concluding correctness of convening the OGM and its capacity to adopt binding resolutions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect the voting Commission		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Adopt the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the Management Board's report on the activity of the Bank in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the financial statements of the Bank for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the Management Board's report on the activity of the Bank's capital Group in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the consolidated financial statements of the Bank's capital Group for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the motion of the Management Board on distribution of the Bank's net profit for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.
Approve the report of the Bank's Supervisory Board on its activity in 2008 and the results of review of the reports on the activity of the Bank and of the Bank's capital Group in 2008, financial
statements of the Bank and of the Bank's capital Group for 2008 as well as the motion of the Management Board on distribution of the Bank's net profit for 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.1	Approve the Management Board's report on the activity of the Bank in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.2	Approve the financial statements of the Bank for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.3	Approve the Management Board's report on the activity of the Bank's capital Group in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.4	Approve the consolidated financial statements of the Bank's capital Group for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.5	Approve the distribution of the Bank's net profit for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.6	Approve the report of the Bank's Supervisory Board on its activity in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.7	Approve the performance of duties by Members of the Supervisory Board in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.8	Approve the performance of duties by Members of the Management Board in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Appoint the Members of the Supervisory Board of Bank Pekao SA for new common term of Office		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
					Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve the motion and amend the statute of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Approve to establish the uniform text of the statute of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Approve the motion and amend the rules of procedure of the general meetings of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve to establish the uniform text of the rules of procedure of the general meetings of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Closing of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	54010	0	08-Apr-2009	08-Apr-2009

MTN GROUP LTD
Security	S8039R108		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	05-May-2009
ISIN	ZAE000042164		Agenda	701891029 - Management
City	ROODEPOORT		Holding Recon Date	04-May-2009
Country	South Africa		Vote Deadline Date	27-Apr-2009
SEDOL(s)	5949799 - 6563206 - B02P3W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
O.1
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements of the JSE Limited
[Listings Requirements], the entry into and, subject to the passing and registration [if applicable] of Resolution S.1, S.2, O.2 and O.3, which are proposed hereafter, implementation by the Company of the following agreements tabled at the General Meeting and the transactions described therein are approved: the B Preference
Shares Acquisition Agreement concluded between the Company
and the Government Employees Pension Fund [GEPI on 26 MAR
2009 [B Preference Acquisition Agreement] pursuant to which, inter alia, the Company will acquire the 214,300 cumulative
redeemable "B" preference shares [B Redeemable Preference]
and the 1 redeemable "B" participating preference share [B
Participating Preference] [collectively hereinafter referred to as the
"B Preference] held by GFPF in the issued share capital of
Newshelf 664 [Proprietary] Limited through the issue of
111,469,352 ordinary shares of 0,01 cents in the issued share capital of MTN [MTN Shares] and the payment in cash of ZAR
387,099,065 [plus interest] to Public Investment Corporation
Limited PIC] in its capacity as duly authorized agent of the GEPP;
the B Preference Shares Redemption Agreement concluded
between the Company and Newshelf on 26 MAR 2009 [B
Preference Redemption Agreement] pursuant to which, inter a
Newshelf will redeem the B Preference; the Newshelf Acquisition
Agreement concluded between the Company, GEPF and
Newshelf on 26 MAR 2009 [Newshelf Acquisition Agreement]
pursuant to which, inter alia, the Company will acquire an option to purchase for ZAR 1,00 the entire issued ordinary share capital of
Newshelf  from the trustees of the Alpine Trust [AT] [Option], the
Company will exercise the Option and the Company will settle the outstanding obligations of Newehelf to GEPF under the Bridging
Facility Agreement concluded between GEPF, Newshelf and at on
31 AUG 2007 [as amended] in part for cash and in part through the issue of 102,397,546 MTN Shares to PIC in its capacity as duly authorized agent of GEPF; the MTN Share Repurchase
Agreement concluded between the Company and Newshelf on26
MAR 2009 [Repurchase Agreement] pursuant to which, inter ails, the Company will repurchase 243,500,011 MTN Shares from
Newshelf in part from share capital and premium and in past from profits available for distribution; and the Implementation
Agreement concluded between the Company, Newshelf, GEPF
and at on 26 MAR 2009 [Implementation Agreement] pursuant to which inter alia the implementation of the B Preference Acquisition
			Management	Against	Against

Agreement, B Preference Redemption Agreement, Newshelf
Acquisition Agreement and Repurchase Agreement are regulated and the Option is exercised by MTN, [the B Preference Acquisition
Agreement, the B Preference Redemption Agreement, the
Newshelf Equity Acquisition Agreement, the Repurchase
Agreement and the Implementation Agreement being the
Transaction Agreements]

Comments-We choose to vote against all items due to a lack of disclosure documentation.
S.1
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements and the passing and registration [if applicable] of Resolution O.1, S.2, O.2 and O.3,and authorize the Board of Directors of the Company, as a specific authority, to purchase, in part from share capital and premium [in an aggregate amount of ZAR 381,966,783] and in part from profits available for distribution, the 243,500,011 MTN Shares held by
Newshelf pursuant to, and on the terms and conditions of, the
Repurchase Agreement [read with the Implementation Agreement]
and in accordance with section 95 of the Companies Act, [Act 61 of 1973], 1973, as amended [Companies Act] and the relevant
provisions of the Listings Requirements
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.
S.2
Approve that, in terms of Section 38[2A][b] of the Companies Act, and subject to this resolution being passed in accordance with the
Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, O.2 and O.3, the Company hereby sanctions, to the extent required, any financial assistance given or construed to be given by the Company to Newshelf in respect of the transactions set out in the Transaction Agreements
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.
O.2
Approve that, subject to this resolution being passed in
accordance with the provisions of the Listings Requirements, and subject to the passing and registration [if applicable] of Resolution
O.1, S.1, S.2 and O.3, 213,866,898 MTN Shares be and are
placed under the control of the Directors to allot and issue for cash to PIC pursuant to, and on the terms and conditions of, the B
Preference Acquisition Agreement and the Newshelf Acquisition
Agreement
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.
O.3
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, S.2 and O.2, and authorize any 1 Director of the Company, on behalf of the
Company, to do or cause all such things to be done, to sign all such documentation as may be necessary to give effect to and implement all of the resolutions contained in this notice of general meeting, as well as all the transactions described in Resolution
O.1
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	276050	0	27-Apr-2009	27-Apr-2009

CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD
Security	Y1456Z128		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-May-2009
ISIN	HK0966037878		Agenda	701880103 - Management
City	HONG KONG		Holding Recon Date	06-May-2009
Country	Hong Kong		Vote Deadline Date	07-May-2009
SEDOL(s)	4061575 - 6264048		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.		Non-Voting
1.	Receive and adopt the audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2008		Management	For	For
2.A	Re-elect Mr. Xie Yiqun as a Director		Management	For	For
2.B	Re-elect Mr. He Zhiguang as a Director		Management	For	For
2.C	Re-elect Mr. Ng Yu Lam Kenneth as a Director		Management	For	For
2.D	Re-elect Mr. Li Tao as a Director		Management	For	For
2.E	Re-elect Dr. Wu Jiesi as a Director		Management	For	For
2.F	Re-elect Mr. Lau Wai Kit as a Director		Management	For	For
2.G	Authorize the Board of Directors to fix the Directors' fees		Management	For	For
3.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and to authorize the Board of Directors to fix their remuneration		Management	For	For
4.
Authorize the Directors of the Company to allot, issue or otherwise deal with any unissued shares in the capital of the Company and to make or grant offers, agreements, options and other rights or issue warrants which may require the exercise of such powers be and is hereby generally and unconditionally approved; authorize the Directors of the Company during the relevant period to make or grant offers, agreements and/or options which may require the exercise of the powers of the Company referred to in that
paragraph at any time during or after the end of the relevant period; approve the aggregate nominal amount of unissued
shares in the capital of the Company which may be allotted,
issued or otherwise dealt with by the Directors of the Company during the relevant period, otherwise than pursuant to a Rights
Issue [as specified] or an issue of shares pursuant to the exercise of subscription rights attaching to any warrants issued by the
Company or of any options which may be granted under any
share option scheme or any other option scheme or similar
arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares or any scrip dividend
schemes or similar arrangements providing for the allotment and issue of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of association of the Company or a specific authority granted by the shareholders of the Company in
			Management	Against	Against

general meeting, shall not exceed the aggregate of 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this Resolution; [Authority expires whichever is earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM of the Company is required by the Articles of Association of the Company or by Law to be held]

Comments-We are voting against this item because it is against our policy to approve issuance of new shares without pre-emptive rights in excess of 10%
5.
Authorize the Directors of the Company to repurchase shares on
The Stock Exchange of Hong Kong; approve the aggregate
nominal amount of shares which may be repurchased shall not
exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of the period within which the next AGM of the
Company is required by the Articles of Association of the
Company or by Law to be held]
			Management	For	For
6.
Approve, conditional upon the passing of Resolutions No. 4 and
No. 5 set out above, the general mandate to the Directors of the
Company to exercise the powers of the Company to allot, issue and otherwise deal with shares in the capital of the Company and to make, issue or grant offers, agreements, options and/or
warrants which might require the exercise of such powers in
accordance with Resolution No. 4 above be and is hereby
extended by the addition to the total nominal amount of share capital which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of the Company pursuant to such general mandate an amount representing the
total nominal amount of shares in the capital of the Company purchased by the Company pursuant to the exercise by the
Directors of the Company in accordance with Resolution No. 5 above of the powers of the Company to purchase such shares,
provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	552000	0	06-May-2009	06-May-2009

CEZ A.S., PRAHA
Security	X2337V121		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	13-May-2009
ISIN	CZ0005112300		Agenda	701890611 - Management
City	PRAHA		Holding Recon Date	07-May-2009
Country	Czech Republic	Blocking	Vote Deadline Date	05-May-2009
SEDOL(s)	5624030 - 5626995 - B02VK11 - B1G91T3 - B28FR10		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Opening, election of Chairman of the GM, minutes clerk, scrutinisers and minutes controllers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the Management report on the Company business activities and balance of assets for the year 2008 and summarized report according to Section 118/8/ Act on capital market budiness operation		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the Supervisory Board report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the financial statements of Cez and consolidated financial statements the Cez group for the year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the decision on division of profit including a decision on payment of dividends and royalties		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the agreement on the contribution of the part Company Rozvody Tepla to Cez Teplrensk		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the decision on acquisition of own Company shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the changes of the Articles of Association		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the decision on the volume of financial resources for provision of donations		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve to confirm the co-option, recalling and election of the Supervisory Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the contracts on execution of function of the Supervisory Board Member		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Elect the Committee Members for Audit		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve the draft agreement on execution of the function of an Audit Committee Member		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Conclusion		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	40450	0	28-Apr-2009	28-Apr-2009

HIKMA PHARMACEUTICALS PLC
Security	G4576K104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	14-May-2009
ISIN	GB00B0LCW083		Agenda	701905929 - Management
City	LONDON		Holding Recon Date	12-May-2009
Country	United Kingdom		Vote Deadline Date	07-May-2009
SEDOL(s)	B0LCW08 - B0PPDL1 - B0TM846 - B0YMV42		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the accounts for the FYE 31 DEC 2008, together with the reports of the Directors and Auditors thereon		Management	For	For
2.
Declare a final dividend on the ordinary shares of 4.0 tents per ordinary share in respect of the YE 31 DEC 2008, payable on 02
JUN 2009 to ordinary shareholders on the register at the close of business on 01 MAY 2009
			Management	For	For
3.	Re-appoint Mr. Samih Darwazah as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
4.	Re-appoint Mr. Mazen Darwazah as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
5.	Re-appoint Mr. Breffni Byrne, as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Sir David Rowe-Ham as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
7.	Re-appoint Mr. Michael Ashton as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
8.	Re-appoint Mr. Ali Al Husry as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
9.	Re-appoint Deloitte LLP as Auditors of the Company		Management	For	For
10.	Authorize the Directors to set the remuneration of the Auditors		Management	For	For
11.	Approve the Remuneration Committee report for the FYE 31 DEC 2008		Management	For	For
12.
Authorize the Directors for the purposes of Section 80 of the
Companies Act 1985 [the "Act"], to exercise all the powers of the
Company to allot relevant securities [as specified in section 80[2]
of the Act]: [a] up to an aggregate nominal amount of GBP
6,320,227; and [b] comprising equity securities [as specified in
Section 94 of the Act] up to an aggregate nominal amount [when added to any allotments made under [a] [ above] of GBP
12,640,454 in connection with or pursuant to an offer, or invitation by way of a rights issue in favor of holders of ordinary shares in proportion [as nearly as practicable] to the respective number of ordinary shares held by them on the record date for such
allotment, [and holders of any other class of equity securities entitled to participate therein or if the Directors consider it necessary, as permitted by the rights of those securities] but subject to such exclusions or other arrangements as the Directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or
			Management	For	For

practical difficulties which may arise under the laws of, or the requirements of any regulatory body or Stock Exchange, in any territory or any other matter whatsoever; [Authority expires at the conclusion of the AGM of the Company next year or 30 JUN
2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.13
Authorize the Directors, that subject to the passing of Resolution
12 above, pursuant to section 95[l] of the Act to: [a] allot equity securities [as specified in Section 94 of the Act] of the Company for cash pursuant to the authority conferred by that resolution; and
[b] sell relevant shares [as specified in Section 94[5] of the Act]
held by the Company as treasury share for cash, as if Section
89[1] of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities for cash and the sale of treasury shares: [i] in the case of the authority granted under resolution 12[a] above, and
otherwise than pursuant to Paragraph [ii] of this resolution, up to an aggregate nominal amount of GBP 948,034; and [ii] in
connection with or pursuant to an offer or invitation [but in the case of the authority granted under resolution 12[b], by way of a rights issue only] in favor of holders of ordinary shares in proportion [as nearly as practicable] to the respective number of ordinary shares held by them on the record date for such
allotment [and holders of any other class of equity securities entitled to participate therein or if the Directors consider it necessary, as permitted by the rights of those securities] but subject to such exclusions or other arrangements as the Directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or practical difficulties which may arise under the laws of, or the requirements of any regulatory body or Stock Exchange in, any territory or any other, matter whatsoever; [Authority expires at the conclusion of the AGM of the Company next year or 30 JUN
2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.14
Authorize the Company for the purposes of Section 166 of the Act to make market purchase [within the Section 163[3] of the Act] of any of its ordinary shares of 10p each in the capital of the
Company on such terms and in such manner as the Directors may from time to time determine, and where such shares are held as treasury shares, the Company may use them for the purposes of its Employee Share Schemes, provided that: [a] the maximum
number of ordinary shares which , may be purchased is
18,960,680 representing approximately 10%, of the issued
ordinary share capital as at 07 APR 2009; [b] the minimum price which may be paid for each ordinary share is 10 pence which
amount shall be exclusive of expenses, if any; [c] the maximum price which may be paid for each ordinary share is an amount equal to 105% of the average of the middle market quotations for the ordinary shares of the Company as derived from the Daily
Official List of the London Stock Exchange plc for the 5 business days immediately preceding the day on which such share is
contracted to be purchased; [d] [Authority shall expire earlier of the conclusion of the next AGM in 2010 or 30 JUN 2010; and [e]
under this authority the Company may make a contract to
purchase ordinary shares which would or might be executed
wholly or partly after the expiry of this authority, and may make purchases of ordinary shares pursuant to it a if this authority had not expired
			Management	For	For
S.15	Approve that a general meeting of shareholders of the Company other than an AGM may be called on not less than 14 clear days' notice		Management	For	For
16.
Approve that the waiver granted by the Panel of Takeovers and
Mergers [specified in the circular to shareholders of the Company dated 09 APR 2009 [the "Circular"]] of any requirements under
Rule 9 of the Takeover Code [as specified in the Circular] for the
Concert Party [as specified in the Circular] to make a general offer to shareholders of the Company by reason of any buy back of up to 18,960,680 ordinary shares of the Company, as a result of which the aggregate interest of the Concert Party in ordinary shares could increase to 39.08% of the voting rights of the
Company
			Management	For	For

17.
Approve that the waiver granted by the Panel of Takeovers and
Mergers [specified in the Circular] of any requirements under Rule
9 of the Takeover Code [as specified in the Circular] for the
Concert Party [as specified in the Circular] and persons acting in concert with them to make a general offer to shareholders of the
Company by reason of the issue of up to 203,000 ordinary shares to Members of the Concert Party pursuant to the grant and vesting of 200,000 LTIP Awards and up to 3,000 MIP Awards [specified in the Circular] as a result of which the aggregate interest of the
Concert Party in Ordinary Shares would increase to 35.26% of the voting rights of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	305339	0	04-May-2009	04-May-2009

PT BK RAKYAT
Security	Y0697U104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-May-2009
ISIN	ID1000096001		Agenda	701935857 - Management
City	JAKARTA		Holding Recon Date	01-May-2009
Country	Indonesia		Vote Deadline Date	15-May-2009
SEDOL(s)	6709099 - B01Z5X1 - B1BJTH2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the Board of Directors report for book year 2008 and ratify of financial report for book year 2008 and ratification on the partnership and community development program for book year 2008		Management	For	For
2.	Approve to determine on utilization of Net Company's profit for book year 2008		Management	For	For
3.	Approve to determine on salary honorarium, tantiem for the Board of Directors and the Board of Commissioners		Management	For	For
4.	Authorize the Board of Directors to appoint of Independent Public Accountant to Audit Company's books for book year 2009 and the partnership and community development program for book year 2009		Management	For	For
5.	Authorize the Board of Commissioners to increase capital in line with Management Stock Option Program as determined in shareholders general meeting of the Company		Management	For	For
6.	Approve to change in the Board of Commissioners		Management	For	For
7.
Approve and ratify on regulation of the ministry of state owned enterprises No. per 05/mbu/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
			Management	For	For
8.	Approve to increase Company placement in Bank Syariah Bri		Management	For	For
9.	Approve to implement on regulation of the ministry of state owned enterprises No.s196/mbu/2009 on 23 MAR 2009		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	3381000	0	13-May-2009	13-May-2009

CHINA MOBILE (HONG KONG) LIMITED
Security	16941M109		Meeting Type	Annual
Ticker Symbol	CHL		Meeting Date	19-May-2009
ISIN	US16941M1099		Agenda	933062616 - Management
City			Holding Recon Date	09-Apr-2009
Country	United States		Vote Deadline Date	08-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR.		Management	For	For
02	TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2008.		Management	For	For
3A	TO RE-ELECT WANG JIANZHOU AS A DIRECTOR.		Management	For	For
3B	TO RE-ELECT ZHANG CHUNJIANG AS A DIRECTOR.		Management	For	For
3C	TO RE-ELECT SHA YUEJIA AS A DIRECTOR.		Management	For	For
3D	TO RE-ELECT LIU AILI AS A DIRECTOR.		Management	For	For
3E	TO RE-ELECT XU LONG AS A DIRECTOR.		Management	For	For
3F	TO RE-ELECT MOSES CHENG MO CHI AS A DIRECTOR.		Management	For	For
3G	TO RE-ELECT NICHOLAS JONATHAN READ AS A DIRECTOR.		Management	For	For
04	TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO AUTHORISE THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
05	TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT.		Management	For	For
06	TO GIVE A GENERAL MANDATE TO DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES NOT EXCEEDING 20% OF NOMINAL AMOUNT.		Management	Against	Against
Comments-We are voting against this item because it is against out policy to to approve issuance of new shares without preemptive rights in excess of 10%
07	TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	84889	0	06-May-2009	06-May-2009

HENGAN INTL GROUP CO LTD
Security	G4402L128		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-May-2009
ISIN	KYG4402L1288		Agenda	701891803 - Management
City	HONG KONG		Holding Recon Date	12-May-2009
Country	Cayman Islands		Vote Deadline Date	15-May-2009
SEDOL(s)	5754045 - 6136233		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" ONL-Y FOR ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive and approve the audited consolidated accounts and the reports of the Directors and Auditors for the YE 31 DEC 2008		Management	For	For
2.	Declare the final dividend for the YE 31 DEC 2008		Management	For	For
3.i	Re-elect Mr. Xu Da Zuo as a Director		Management	For	For
3.ii	Re-elect Mr. Xu Chun Man as a Director		Management	For	For
3.iii	Re-elect Mr. Chu Cheng Chung as a Director		Management	For	For
3.iv	Authorize the Board of Directors to fix the remuneration of the Directors		Management	For	For
4.	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration		Management	For	For
5.
Authorize the Directors of the Company during the relevant period of all the powers of the Company to allot, issue or otherwise deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options [including warrants, bonds and debentures convertible into shares of the Company] which might require the exercise of such power; and to make or grant offers, agreements and options [including warrants, bonds and debentures convertible into shares of the Company] which might require the exercise of such power after the end of the Relevant
Period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted by the
Directors of the Company pursuant to the approval of this
resolution, otherwise than pursuant to aa) Rights Issue; or bb) the exercise of rights of subscription or conversion under the terms of any warrants or other securities issued by the Company carrying a right to subscribe for or purchase shares of the Company; or cc)
the exercise of any option under any share option scheme of the
Company adopted by its shareholders for the grant or issue to employees of the Company and/or any of its subsidiaries of
options to subscribe for or rights to acquire shares of the
Company; or dd) any scrip dividend or other similar scheme
implemented in accordance with the Articles of Association of the
Company, shall not exceed 20% of the total aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this Resolution and the said approval be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by any applicable law or the
Articles of Association of the Company to be held]
			Management	Against	Against
Comments-We are voting against this item because it is against our policy to approve share issuance without pre- emptive rights in excess of 10% shares outstanding.
6.
Authorize the Directors of the Company during the Relevant
Period of all the powers of the Company to repurchase issued shares in the capital of the Company or any other rights to
subscribe shares in the capital of the Company in each case on
The Stock Exchange of Hong Kong Limited [the Stock Exchange]
or on any other stock exchange on which the securities of the
Company may be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on
the Stock Exchange or any other stock exchange as amended
from time to time, the approval in this resolution shall be in addition to any other authorization given to the Directors of the
Company and shall authorize the Directors of the Company on
behalf of the Company during the Relevant Period to procure the
Company to purchase its securities at a price determined by the
Directors; the aggregate nominal amount of the ordinary share capital of the Company or any other rights to subscribe shares in the capital of the Company in each case which the directors of the
Company are authorized to repurchase pursuant to the approvals in this Resolution shall not exceed 10% of the aggregate nominal amount of the ordinary share capital of the Company in issue on the date of the passing of this Resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period
within which the next AGM of the Company is required by any
applicable law or the Articles of Association of the Company to be
held
			Management	For	For

7.
Approve the exercise by the Directors of the Company during the relevant period to extend the general mandate referred to in
Resolution No. 5 by the addition to the aggregate nominal amount of share capital which may be allotted and issued or agreed
conditionally or unconditionally to be allotted and issued by the
Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of share
capital of the Company purchased by the Company since the
granting of the general mandate referred to in Resolution No. 6 and pursuant to the exercise by the Directors of the powers of the
Company to purchase such shares provided that such extended
amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this Resolution
			Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	927000	0	13-May-2009	13-May-2009

CHINA OVERSEAS LD & INVT LTD
Security	Y15004107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		27-May-2009
ISIN	HK0688002218		Agenda		701919740 - Management
City	HONG KONG		Holding Recon Date		25-May-2009
Country	Hong Kong		Vote Deadline Date		19-May-2009
SEDOL(s)	5387731 - 6192150 - B01XX64		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.
Approve the CSCECL Group Engagement Agreement and the
transactions contemplated thereunder and the implementation
thereof; the CSCECL Construction Engagement Cap  for the
period between 01 JUN 2009 and 31 MAY 2012; and authorize
any one Director of the Company for and on behalf of the
Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the CSCECL Group Engagement Agreement and
the transactions contemplated thereunder including the affixing of
Common Seal thereon
			Management	For	For
2.
Approve the CSC Group Engagement Agreement and the
transactions contemplated thereunder and the implementation
thereof; the CSC Construction Engagement Cap  for the period between 01 JUL 2009 and 30 JUN 2012; and authorize any one
Director of the Company and on behalf of the Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the CSC
Group Engagement Agreement and the transactions
contemplated thereunder including the affixing of Common Seal thereon
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1264000	0	13-May-2009	13-May-2009

CHINA OVERSEAS LD & INVT LTD
Security	Y15004107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-May-2009
ISIN	HK0688002218		Agenda	701919752 - Management
City	HONG KONG		Holding Recon Date	25-May-2009
Country	Hong Kong		Vote Deadline Date	19-May-2009
SEDOL(s)	5387731 - 6192150 - B01XX64		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.		Non-Voting
1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		Management	For	For
2.a	Re-elect Mr. Chen Bin as a Director		Management	For	For
2.b	Re-elect Mr. Zhu Yijian as a Director		Management	For	For
2.c	Re-elect Mr. Luo Liang as a Director		Management	For	For
2.d	Re-elect Dr. Li Kwok Po, David as a Director		Management	For	For
2.e	Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director		Management	For	For
3.	Authorize the Board to fix the remuneration of the Directors		Management	For	For
4.	Declare of a final dividend for the YE 31 DEC 2008 of HKD 7 cents per share		Management	For	For
5.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration		Management	For	For
6.
Authorize the Directors of the Company, subject to this
Resolution, to purchase shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong
Limited [the Stock Exchange] or any other stock exchange
recognized for this purpose by the Securities and Futures
Commission of Hong Kong and the Stock Exchange under the
Hong Kong Code on Share Repurchases, not exceeding 10% of
the aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this Resolution;
[Authority expires at the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of the
Laws of Hong Kong] to be held]
			Management	For	For
7.
Authorize the Directors of the Company, subject to this
Resolution, pursuant to Section 57B of the Companies Ordinance
[Chapter 32 of the Laws of Hong Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company; and b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to i) a rights issue;
or ii) the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company; or iii) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iv) any scrip
			Management	Against	Against

dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the Articles of Association of the
Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM is to be held by Articles of Association and/or Companies
Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

Comments-We are voting against this item because it is against our policy to approve share issuance without pre- emptive rights in excess of 10% shares outstanding.
8.
Approve, conditional upon the passing of the Resolutions 6 and 7, to extend the general mandate granted to the Directors of the
Company pursuant to the Resolution 7, by an amount
representing the aggregate nominal amount of share capital of the
Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1264000	0	13-May-2009	13-May-2009

STANDARD BANK GROUP LIMITED
Security	S80605140		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-May-2009
ISIN	ZAE000109815		Agenda	701922521 - Management
City	JOHANNESBURG		Holding Recon Date	27-May-2009
Country	South Africa		Vote Deadline Date	20-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
O.1	Receive and adopt the annual financial statements for the YE 31 DEC 2008, including the reports of the Directors and Auditors		Management	For	For
O.2.1	Approve the proposed fees payable to the Non-Executive Directors for 2009: Chairman of Standard Bank Group- ZAR 3,600,000 per annum		Management	For	For
O.2.2	Approve the proposed fees payable to the Non-Executive Directors for 2009: Director of Standard Bank Group- ZAR 140,000 per annum		Management	For	For
O.2.3	Approve the proposed fees payable to the Non-Executive Directors for 2009: International Director of Standard Bank Group- EUR 30,100 per annum		Management	For	For
O.2.4	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group credit committee: Member- ZAR 13,750 per meeting		Management	For	For
O.2.5	Approve the proposed fees payable to the Non-Executive Directors for 2009: Directors' affairs committee: Chairman- ZAR 88,000 per annum; Member- ZAR 44,000 per annum		Management	For	For
O.2.6	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group risk and capital Management Committee: Chairman- ZAR 300,000 per annum; Member- ZAR 150,000 per annum		Management	For	For
O.2.7	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group remuneration committee: Chairman- ZAR 175,000 per annum; Member- ZAR 80,500 per annum		Management	For	For
O.2.8	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group remuneration committee: Chairman- ZAR 120,000 per annum; Member- ZAR 60,000 per annum		Management	For	For
O.2.9	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group audit committee: Chairman- ZAR 350,000 per annum; Member- ZAR 150,000 per annum		Management	For	For
O2.10	Approve the proposed fees payable to the Non-Executive Directors for 2009: Ad hoc meeting attendance- ZAR 13,750 per meeting		Management	For	For
O.3.1	Elect Mr. Doug Band as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.2	Elect Mr. Derek Cooper as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.3	Elect Mr. Sam Jonah KBE as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.4	Elect Mr. Sir Paul Judge as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.5	Elect Mr. Kgomotso Moroka as a Director retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For

O.3.6	Elect Mr. Chris Nissen as a Director retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.4.1
Authorize the Directors, for the purpose of carrying out the terms of the Standard Bank Equity Growth Scheme [the Equity Growth
Scheme], other than those which have specifically been
appropriated for the Equity Growth Scheme in terms of ordinary resolutions duly passed at previous AGM's of the Company
specifically placed under the control of the Directors, authorized to allot and issue those shares in terms of the Equity Growth
Scheme
			Management	For	For
O.4.2
Authorized the Directors, for the purpose of carrying out the terms of the Standard Bank Group Share Incentive Scheme [the
Scheme], other than those which have specifically been
appropriated for the Scheme in terms of ordinary resolutions duly passed at previous AGM's of the Company specifically placed
under the control of the Directors, authorized to allot and issue those shares in terms of the Scheme
			Management	For	For
O.4.3
Authorized the Directors of the Company, that the unissued
ordinary shares in the authorized share capital of the Company
[other than those specifically identified in ordinary Resolutions 4.1 and 4.2] placed under the control of the to allot and issue the ordinary shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act, 61 of
1973, as amended, the Banks Act, 94 of 1990, as amended and
the Listings Requirements of the JSE Limited and subject to the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution being limited to 5% of the number of ordinary shares in issue at 31 DEC 2008
			Management	For	For
O.4.4
Authorized the Directors of the Company, the share capital of the
Company that the unissued non-redeemable, non-cumulative,
non-participating preference shares [non-redeemable preference shares] in the placed under the control of the Directors of the
Company to allot and issue the non-redeemable preference
shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended and the Listings Requirements of the JSE Limited
			Management	For	For
O.4.5
Authorized the Directors of the Company and given a renewable general authority to make payments to shareholders in terms of
Section 5.85(b) of the Listings Requirements of the JSE Limited
[the Listings Requirements], subject to the provisions of the
Companies Act, 61 of 1973, as amended [the Companies Act], the
Banks Act, 94 of 1990, as amended and the Listings
Requirements, including, amongst others, the following
requirements: (a) payments to shareholders in terms of this
resolution shall be made in terms of Section 90 of the Companies
Act and be made pro rata to all shareholders; (b) in any one FY, payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued share
capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported by a valuation by an Independent Professional expert acceptable to the JSE Limited prepared within the last 6 months, measured as at the beginning of such FY; and [authority expires at the end of the next AGM of the Company or for 15 months from the date of this resolution]
			Management	For	For
S.5
Authorize the Directors of the Company, with effect from the date of this AGM, as a general approval in terms of Section 85(2) of the
Companies Act, 61 of 1973, as amended [the Companies Act], the acquisition by the Company and, in terms of Section 89 of the
Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the
Company and at such price and on such other terms and
conditions as the Directors may from time to time determine, subject to the requirements of the Companies Act, the Banks Act,
94 of 1990, as amended and the Listings Requirements of the
JSE Limited [the Listings Requirements], which include, amongst others, the following: any such acquisition will be implemented through the order book operated by the trading system of the JSE
Limited and done without any prior understanding or arrangement between the Company and the counterparty [reported trades
being prohibited];the acquisition must be authorizes by the
Company's Articles of Association; the authority is limited to the purchase of a maximum of 10% of the Company's issued ordinary share capital in any one FY; acquisition must not be made at a price more than 10% above the weighted average of the market value for the ordinary shares of the Company for the 5 business days immediately preceding the date of acquisition at any point in time, the Company may only appoint 1 agent to effect any
repurchase(s) on the Company's behalf; the Company may only
acquire its ordinary shares if, after such acquisition, it still complies with the shareholder spread requirements as set out in the Listings Requirements; the Company or its subsidiary may not repurchase securities during a prohibited period, unless they have in place a repurchase programmed where the dates and quantities of securities to be traded during the relevant period are fixed [not subject to any variation] and full details of the programme have been disclosed in an announcement over SENS prior to the
commencement of the prohibited period; that an announcement
containing full details of such acquisitions of shares will be published as soon as the Company and/or its subsidiary (ies)
has/have acquired shares constituting, on a cumulative basis, 3%
of the number of shares in issue at the date of the general
meeting at which this special resolution is considered and, if approved, passed, and for each 3% in aggregate of the initial number acquired thereafter; and in the case clan acquisition by a subsidiary of the Company and the number of shares to be
acquired, is not more than 10% in the aggregate of the number of issued shares of the Company [authority expires whichever is earlier until the next AGM of the Company or 15 months from the date on which this resolution is passed]
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	222168	0	20-May-2009	20-May-2009

AXIS BANK LTD
Security	Y0487S103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-Jun-2009
ISIN	INE238A01026		Agenda	701938827 - Management
City	AHMEDABAD		Holding Recon Date	28-May-2009
Country	India		Vote Deadline Date	18-May-2009
SEDOL(s)	6136482 - B01Z5M0 - B071S89		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the balance sheet at 31 MAR 2009, profit and loss account for the YE 31 MAR 2009 and the reports of Directors and Auditors thereon		Management	For	For
2.	Re-appoint Shri M. V. Subbiah as a Director who retires by rotation		Management	For	For
3.	Re-appoint Shri Ramesh Ramanathan as a Director who retires by rotation		Management	For	For
4.	Declare a dividend on the equity shares of the bank		Management	For	For
S.5
Appoint, pursuant to the provision of Section 224A and other applicable provision, if any, of the Companies Article 1956 and
Banking Regulation Article 1949, M/s. S. R. Batillboi & Co.,
Chartered Accountants, Mumbai as the Statutory Auditors of the
Bank to hold office from the conclusion of the 15th AGM until the conclusion of the 16th AGM on such remuneration as may be
approved by the Audit Committee of the Board
			Management	For	For
6.	Approve to alter, in accordance with the provision of Section 16 and other applicable provisions of the Companies Article 1956, the existing Memorandum of Association of the Company as specified		Management	For	For
S.7
Approve to alter, in partial modification to the approval given by the shareholders through postal ballot notice dated 09 JUN 2009 the Articles of Association of the Bank in respect of separating of the post of Chairman and Chief Executive Officer into the posts [i]
Non-Executive Chairman and [ii] Managing Director, the effective date of alteration of the alteration of the specified Articles of
Association be 01 JUN 2009 instead of 01 AUG 2009 Articles
2[A][viii], 2[A][xii], 89[1] 118 and 119, 118[1], 17[4], 118[2] 118[3],
118[4], 118[6], 118[7], 118[8], 119, 120, 114[1], 171, 172 and 173
as specified
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	137900	0	13-May-2009	13-May-2009

SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL
Security	Y7473H108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-Jun-2009
ISIN	KR7000810002		Agenda	701949755 - Management
City	SEOUL		Holding Recon Date	31-Mar-2009
Country	Korea, Republic Of		Vote Deadline Date	25-May-2009
SEDOL(s)	6155250		Quick Code
Item	Proposal		Type	Vote	For/Against Management

In the Korean market, the vote option of ABSTAIN is determined to be acceptabl-e or not in accordance with the local sub
custodians regulations. Please conta-ct your client service
representative to see if the recipient of your voting i-nstructions will treat ABSTAIN as a valid vote option.
Non-Voting
1.	Approve the appropriation of income and dividends of KRW 3,000 per common share		Management	For	For
2.	Amend the Articles of Incorporation regarding pre-emptive rights, public offerings, stock options, public notice for shareholder meeting, Audit Committee, and share cancellation		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.	Elect 1 Inside Director and 3 Outside Directors		Management	For	For
4.	Elect 2 Members of the Audit Committee		Management	For	For
5.	Approve the total remuneration of Inside Directors and Outside Directors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	26260	0	27-May-2009	27-May-2009

ANHUI CONCH CEM CO LTD
Security	Y01373102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	05-Jun-2009
ISIN	CNE1000001W2		Agenda	701903393 - Management
City	ANHUI		Holding Recon Date	05-May-2009
Country	China		Vote Deadline Date	28-May-2009
SEDOL(s)	6080396 - B01W480 - B1BJMK6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Approve the report of the Board [the Board] of Directors [the Directors] for the YE 31 DEC 2008		Management	For	For
2.	Approve the report of the Supervisory Committee for the YE 31 DEC 2008		Management	For	For
3.
Approve the audited financial reports prepared in accordance with the China Accounting Standards for business enterprise [2006]
and International Financial Reporting Standards respectively for the YE 31 DEC 2008
			Management	For	For
4.
Approve the Company's profit distribution proposal for year 2008
[for details of the profit distribution proposal, please refer to
Section (5) "Profit Distribution Proposal" under the "Report of the
Directors" contained in the Company's annual report for year
2008]
			Management	For	For
5.
Re-appoint KPMG Huazhen Certified Public Accountants and
KPMG Certified Public Accountants as the PRC and international
Auditors of the Company respectively, and authorize the Board to determine the remuneration of the Auditors
			Management	For	For
6.	Approve the provision of guarantees by the Company in respect of the bank borrowing of its following subsidiaries; as specified		Management	For	For
S.7
Approve the amendment to the Articles of Association of the
Company ["Articles of Association"] by way of special resolution: a new Article is proposed to be added after Article 169 in Section 17 of the existing Articles of Association as Article 169A of the revised Articles of Association; the full text of the new Article 169A proposed to be added is set out as follows: "Article 169A; the
Company should implement a proactive profit distribution method, continuity and stability of the profit distribution policy should be maintained; approve the Board should propose to the AGM a cash dividend distribution proposal in each profit-making FY; if a cash dividend distribution proposal is not proposed, the reason therefor should be disclosed in the periodical report, and the Independent
Directors should issue an independent opinion on this matter, should there be any misappropriation of the Company's funds by any shareholder of the Company, the Company should deduct the cash dividends to which such shareholder is entitled from the fund misappropriated by it as a repayment of the misappropriated fund"
			Management	For	For
S.8
Approve that, a) subject to the limitations under (c) and (d) below and in accordance with the requirements of the rules governing the listing of securities [the listing rules] on Stock Exchange, the
Company Law of the PRC, and other applicable laws and
regulations [in each case, as amended from time to time], an unconditional general mandate be and hereby granted to the
Board to exercise once or in multiple times during the relevant period [as defined below] all the powers of the Company too allot and issue ordinary shares [new shares] on such terms and
			Management	Against	Against

conditions as the Board may determine and that, in the exercise of their powers to allot and issue shares, the authority of the Board shall include i) the determination of the class and number of the shares to be allotted; ii) the determination of the issue price of the new shares; iii) the determination of the opening and closing dates of the issue of new shares; iv) the determination of the class and number of new shares (if any) to be issued to the existing
shareholders; v) to make or grant offers, agreements and options which might require the exercise of such powers; and vi) in the case of an offer or issue of shares to the shareholders of the
Company, b) the exercise of the powers granted under paragraph
(a), the Board may during the relevant period make or grant offers, agreements and options which might require the shares relating to the exercise of the authority there under being allotted and issued after the expiry of the relevant period; c) the aggregate amount of the overseas listed foreign shares to be allotted or conditionally or unconditionally agreed to be allotted the Board pursuant to the authority granted under paragraph (a) above (excluding any
shares which may be allotted upon the conversion of the capital reserve into capital in accordance with the Company Law of the
PRC or the Articles of Association of the Company) shall not exceed 20% of the aggregate number of the overseas listed
foreign shares of the Company in issue as at the date of passing of this resolution; d) authorize the Board to grant under paragraph
(a) above shall (i) comply with the Company Law of the PRC,
other applicable laws and regulations of the PRC, and the Listing
Rules (in each case, as amended from time to time) and ii) be subject to the approvals of China Securities Regulatory
Commission (CSRC) and relevant authorities of the PRC; e) for the purposes of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company; or 12 months] f)
authorize the Board and the exercise of the power granted under paragraph (a) above in accordance with the Company Law and
other applicable laws and regulations of the PRC, increase the
Company's registered capital to such amount as shall equal the aggregate nominal amounts of the relevant number of shares
allotted and issued upon the exercise of the powers granted under paragraph (a) of this resolution, provided that the registered capital of the Company shall not exceed 120% of the amount of registered capital of the Company as at the date of passing of this resolution; g) subject to the Listing Committee of the Stock
Exchange granting listing of, and permission to deal in, the H
Shares in the Company's share capital proposed to be issued by the Company and to the approval of CSRC for the issue of shares, authorize the Board to amend, as it may deem appropriate and necessary, Articles 23, 24 and 27 of the Articles of Association of
the Company to reflect the change in the share capital structure of the Company in the event of an exercise of the powers granted under paragraph (a) to allot and issue new shares

Comments- Harding Loevner is voting against this item because it is violates their policy of approving the issuance of new shares without pre emptive rights in excess of 10%

S.9.1	Approve to issuing amount: the Company will issue Corporate Bonds ["Corporate Bonds"] with face value in the aggregate principal amount of not exceeding RMB 9.5 billion in the PRC		Management	For	For
S.9.2
Authorize the Board to determine the details of the maturity of the
Corporate Bonds: the Corporate Bonds may be issued in a single type with only one maturity date or in mixed types with different maturity dates of 5 years, 7 years and 0 years and the size of issue in accordance with the relevant regulations and market conditions
			Management	For	For
s.9.3
Approve the interest rate of the Corporate Bonds will be
determined by the Company and its principal underwriter
[sponsor] upon enquiries of interest rates in the market and within the interest range as permitted by the State Council of the PRC
			Management	For	For
s.9.4	Approve to issue price of the Corporate Bonds: to be issued at the face value with denomination of RMB 100		Management	For	For
s.9.5
Approve to proceeds to be raised from the issue of the Corporate
Bonds will be applied in repayment of bank loans for improving the
Company's financial structure and to replenish the Company's current capital
			Management	For	For

s.9.6
Authorize the Board to determine the detailed arrangement of placing to the existing holders of the Company's A shares and
[including whether or not there will be placing arrangement and ratio of the placing, etc.] according to the market situation and detailed terms of the issue
			Management	For	For
s.9.7	Approve the validity period of the resolutions regarding the issue of the Corporate Bonds shall be 24 months from the date on which the resolutions are passed at the AGM		Management	For	For
s.9.8
Authorize the Board 2 Executive Directors of the Company to
handle the relevant matters in relation to the issue of the
Corporate Bonds according to the specific needs of the Company and other market conditions: a) so far as permitted by laws and regulations and based on the Company's situation and the market conditions, to formulate the detailed plan for the issue of
Corporate Bonds and to amend and modify the terms of issue of the Corporate Bonds, including but not limited to all matters in relation to the terms of issue such as the issuing amount, maturity of Corporate Bonds, interest rate of Corporate Bonds or its
determination, the timing of issue, whether or not the issue will be carried out by multi-tranches and the number of tranches, whether or not to devise terms for repurchase and redemption, matters regarding guarantees, periods and mode for repayment of
principal and payment of interests, detailed arrangements of placing, and the place of listing of the Corporate Bonds, etc; b)
appoint intermediaries to handle the reporting matters of the issue of the Corporate Bonds; c) to select trust manager of the
Corporate Bonds, to sign the agreement for trust management of the Corporate Bonds and to formulate the regulations of
bondholders' meeting; d) to sign the contracts, agreements and documents in relation to the issue of the Corporate Bonds, and to disclose information in an appropriate manner; e) authorize the
Board to make corresponding amendment to the relevant matters regarding the proposal of the issue of the Corporate Bonds based on the feedback of the PRC regulatory authorities in event of any changes in the PRC regulatory authorities' policy on issues of
Corporate Bonds or market conditions, other than the matters which shall be subject to approval by the shareholders in general meeting pursuant to the requirements of law, regulations and the
Articles of Association; f) upon the completion of the issue, to handle the matters in relation to listing of the Corporate Bonds; g)
adopt such measures for securing the repayment of the Corporate
Bonds, including not to distribute profits to shareholders according to the requirements of the relevant laws and regulations, if, during the term of the Corporate Bonds, it is expected that the Company may not be able to repay principal and interests of the Corporate
Bonds or the Company fails to repay principal and interests of the
Corporate Bonds when they become due; h) to handle other
matters in relation to the issue of Corporate Bonds; i) this authority shall be valid from the date of its approval at the AGM to the date on which the above authorized matters shall be completed
			Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	348000	0	21-May-2009	22-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type		Annual
Ticker Symbol	PHI		Meeting Date		09-Jun-2009
ISIN	US7182526043		Agenda		933096681 - Management
City			Holding Recon Date		13-Apr-2009
Country	Philippines		Vote Deadline Date		27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING 31 DECEMBER 2008 CONTAINED IN THE COMPANY'S 2008 ANNUAL REPORT.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	19155	0	26-May-2009	26-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type	Annual
Ticker Symbol	PHI		Meeting Date	09-Jun-2009
ISIN	US7182526043		Agenda	933100288 - Management
City			Holding Recon Date	13-Apr-2009
Country	Philippines		Vote Deadline Date	27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	For
2B	ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT DIRECTOR)		Management	For	For
2C	ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	For
2D	ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	For
2E	ELECTION OF DIRECTOR: MR. DONALD G. DEE		Management	For	For
2F	ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	For
2G	ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	For
2H	ELECTION OF DIRECTOR: MR. TATSU KONO		Management	For	For
2I	ELECTION OF DIRECTOR: MR. TAKASHI OOI		Management	For	For
2J	ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	For
2K	ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	For
2L	ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO		Management	For	For
2M	ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	19155	0	28-May-2009	28-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type	Annual
Ticker Symbol	PHI		Meeting Date	09-Jun-2009
ISIN	US7182526043		Agenda	933100315 - Management
City			Holding Recon Date	13-Apr-2009
Country	Philippines		Vote Deadline Date	27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	For
2B	ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT DIRECTOR)		Management	For	For
2C	ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	For
2D	ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	For
2E	ELECTION OF DIRECTOR: MR. DONALD G. DEE		Management	For	For
2F	ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	For
2G	ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	For
2H	ELECTION OF DIRECTOR: MR. TATSU KONO		Management	For	For
2I	ELECTION OF DIRECTOR: MR. TAKASHI OOI		Management	For	For
2J	ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	For
2K	ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	For
2L	ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO		Management	For	For
2M	ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	19155	0	28-May-2009	28-May-2009

TAIWAN SEMICONDUCTOR MFG CO LTD
Security	Y84629107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002330008		Agenda	701938601 - Management
City	HSINCHU		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)	6889106 - B16TKV8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 554580 DUE TO RECEIPT OF D-IRECTORS NAME. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	Call meeting to order		Non-Voting
1.	Chairman's Address		Management	For	For
2.1	To report the business of 2008		Non-Voting
2.2	Audit Committee's review report		Non-Voting
2.3	To report the implementation of shares buyback		Non-Voting
2.4	To report TSMC's Merger of its 100% owned subsidiary - Hsin Ruey Investment Co-. Ltd		Non-Voting
3.1	Approve to accept the 2008 business report and financial statements		Management	For	For
3.2	Approve the proposal for distribution of 2008 profits		Management	For	For
3.3	Approve the capitalization of 2008 dividends, 2008 employee profit sharing, and capital surplus		Management	For	For
3.4.A	Approve to revise the procedures for lending funds to other parties		Management	For	For
3.4.B	Approve to revise the procedures for endorsement and guarantee		Management	For	For
4.1	Elect Mr. Morris Chang as a Chairman		Management	For	For
4.2	Elect Mr. F.C. Tseng as a Vice Chairman		Management	For	For
4.3	Elect Mr. Rick Tsai as a Director		Management	For	For
4.4	Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative of National Development Fund, Executive		Management	For	For
4.5	Elect Sir. Peter Leahy Bonfield as an Independent Director		Management	For	For
4.6	Elect Mr. Stan Shih as an Independent Director		Management	For	For
4.7	Elect Mr. Carleton Sneed Florina as an Independent Director		Management	For	For
4.8	Elect Mr. Thomas J. Engibous as an Independent Director		Management	For	For
5.	Other business and special motion		Non-Voting
6.	Meeting adjourned		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	2144854	0	22-May-2009	22-May-2009

MEDIATEK INCORPORATION
Security	Y5945U103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002454006		Agenda	701964606 - Management
City	HSINCHU		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	05-Jun-2009
SEDOL(s)	6372480 - B06P6Z5		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 542643 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 audited reports		Non-Voting
A.3	The status of endorsement and guarantee		Non-Voting
B.1	Approve the 2008 business reports and financial statements		Management	For	For
B.2	Approve the 2008 profit distribution proposed cash dividend: TWD 14per share		Management	For	For
B.3	Approve the issuance of new shares from retained earnings, staff bonus proposed stock dividend: 2 for 1,000 shares held		Management	For	For
B.4	Approve the revision to the procedures of monetary loans, endorsement and guarantee		Management	For	For
B.5	Approve the revision to the procedures of asset acquisition or disposal		Management	For	For
B61.1	Elect Mr. Ming-kai Tsai Shareholder No: 1 as a Director		Management	For	For
B61.2	Elect Mr. Jyh-jer Cho Shareholder No: 2 as a Director		Management	For	For
B61.3	Elect Mr. Ching-Jiang Hsieh Shareholder No: 11 as a Director		Management	For	For
B61.4	Elect National Taiwan University Shareholder No: 23053 Representative: Mr. Ming-Je Tang as a Director		Management	For	For
B61.5	Elect National Chiao Tung University/Shareholder No:23286 Representative: Mr. Chin-Teng Lin as a Director		Management	For	For
B62.1	Elect National Tsing Hua University/Shareholder No:48657 Representative: Mr. Chung-Lang Liu as a Supervisor		Management	For	For
B62.2	Elect National Cheng Kung University/Shareholder No:76347 Representative: Mr. Yan-Kuin Su as a Supervisor		Management	For	For
B62.3	Elect Mediatek Capital Corp. Shareholder No: 2471 Representative: Mr. Paul Wang as a Supervisor		Management	For	For
7.	Approve the proposal to release the prohibition on Directors from participation in competitive business		Management	For	For
8.	Other issues and extraordinary motions		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	273270	0	27-May-2009	27-May-2009

DELTA ELECTRS INC
Security	Y20263102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002308004		Agenda	701979847 - Management
City	TAOYUAN		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)	6260734		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 575230 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 financial statements		Non-Voting
A.3	The 2008 audited reports		Non-Voting
B.1	Approve the 2008 financial statements		Management	For	For
B.2	Approve the 2008 profit distribution; proposed cash dividend: TWD 3.5 per share		Management	For	For
B.3	Approve to revise the procedures of monetary loans		Management	For	For
B.4	Approve to revise the procedures of endorsement and guarantee		Management	For	For
B.5	Approve the issuance of new shares from retained earnings; proposed stock dividend: 10 for 1,000 shares held; proposed bonus issue: 10 for 1,000 shares held		Management	For	For
B.6	Approve to revise the Articles of Incorporation		Management	For	For
B.7.1	Elect Mr. Yi-Chiang LO/ Shareholder No: 205026 as an Independent Director		Management	For	For
B72.1	Elect Mr. Bruce Ch Cheng/Shareholder No: 1 as a Director		Management	For	For
B72.2	Elect Mr. Yancey Hai/Shareholder No: 38010 as a Director		Management	For	For
B72.3	Elect Mr. Mark Ko/Shareholder No: 15314 as a Director		Management	For	For
B72.4	Elect Mr. Raymond Hsu/Shareholder No: 3 as a Director		Management	For	For
B72.5	Elect Mr. Fred Chai-Yan Lee/Passport No: 057416787 as a Director		Management	For	For
B72.6	Elect Mr. Ping Cheng/Shareholder No: 43 as a Director		Management	For	For
B72.7	Elect Mr. Simon Chang/Shareholder No: 19 as a Director		Management	For	For
B72.8	Elect Mr. Albert Chang/Shareholder No: 32 as a Director		Management	For	For
B73.1	Elect Mr. E-Ying Hsieh/Shareholder No: 2 as a Supervisor		Management	For	For
B73.2	Elect Mr. Chung-Hsing Huang/Id No: H101258606 as a Supervisor		Management	For	For
B.8	Approve the proposal to release the prohibition on Directors from participation in competitive business		Management	For	For
B.9	Extraordinary motions		Management	Abstain	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1519205	0	04-Jun-2009	04-Jun-2009

JIANGSU EXPRESSWAY CO LTD
Security	Y4443L103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Jun-2009
ISIN	CNE1000003J5		Agenda	701945632 - Management
City	NANJING		Holding Recon Date	15-May-2009
Country	China		Vote Deadline Date	09-Jun-2009
SEDOL(s)	6005504 - B01XLJ3 - B1BJTS3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2008		Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		Management	For	For
3.	Approve the annual budget report for year 2008		Management	For	For
4.	Approve the audited accounts and the Auditor report for the YE 31 DEC 2008		Management	For	For
5.	Approve the Profit Distribution Scheme of the Company in respect of the final dividend for the YE 31 DEC 2008: the Company proposed to declare a cash dividend of RMB 0.27 per Share [Tax inclusive]		Management	For	For
6.
Appoint Deloitte Touche Tohmatsu Certified Public Accountants
Limited and Deloitte Touche Tohmatsu respectively as the
Company's Domestic and International Auditors with a confirmed annual remuneration of RMB 2.1 million
			Management	For	For
7.1
Appoint Mr. Shen Chang Quan as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Shen with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.2
Appoint Mr. Sun Hong Ning as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Sun with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.3
Appoint Mr. Chen Xiang Hui as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Chen with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.4
Appoint Madam Zhang Yang as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Madam Zhang with the tenure of office from the
date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.5
Appoint Mr. Qian Yongxiang as an Executive Director of the
Company and the signing of an Executive Director service
contract between the Company and Mr. Qian with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.6
Appoint Mr. Du Wen Yi as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Du with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM
			Management	For	For
7.7
Appoint Mr. Cui Xiao Long as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Cui with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM
			Management	For	For
7.8
Appoint Mr. Fan Cong Lai as an Independent Non-executive
Director of the Company and the signing of an Independent Non-
executive Director Service Contract between the Company and
Mr. Fong with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM and an annual Director's fee of RMB
50,000 [after Tax]
			Management	For	For

7.9
Appoint Mr. Chen Dong Hua as an Independent Non-executive
Director of the Company and the signing of an Independent Non-
executive Director Service Contract between the Company and
Mr. Fong with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM and an annual Director's fee of RMB
50,000 [after Tax]
			Management	For	For
8.1
Appoint Mr. Yang Gen Lin as a Supervisor of the Company and
the signing of a letter of appointment between the Company and
Mr. Yang with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
8.2
Appoint Mr. Zhang Cheng Yu as a Supervisor of the Company
and the signing of a letter of appointment between the Company and Mr. Zhang with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM
			Management	For	For
8.3
Appoint Madam Hu Yu as a Supervisor of the Company and the
signing of a letter of appointment between the Company and
Madam Hu with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM
			Management	For	For
S.9	Amend the reference of the Company's business licence number in Article 1.2 of the Articles of Association of the Company from "3200001100976" to "320000000004194"		Management	For	For
S.10
Amend the reference of the Company's registered address in
Article 1.5 of the Articles of Association of the Company from "238
Maqun Street, Nanjing City, Jiangsu Province, China" to "6 Maqun
Road, Nanjing City, Jiangsu Province, China"
			Management	For	For
S.11
Approve to append the following provision to Article 18.9 of the
Articles of Association of the Company: "the accumulated profits distributed in cash by the Company over the latest 3 years shall represent no less than 30% of the average annual distributable profits realized for the latest 3 years"
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	3481000	0	27-May-2009	27-May-2009

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	CNE1000002F5		Agenda	701931164 - Management
City	BEIJING		Holding Recon Date	18-May-2009
Country	China		Vote Deadline Date	10-Jun-2009
SEDOL(s)	B1JKTQ6 - B1L7ZX4 - B1MT2B6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors of the Company for the year 2008		Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2008		Management	For	For
3.	Approve the audited consolidated financial statements of the Company for the YE 31 DEC 2008		Management	For	For
4.	Approve the profit distribution and dividend distribution plan for the year 2008 as recommended by the Board of Directors of the Company		Management	For	For
5.
Re-appoint PricewaterhouseCoopers as the Company's
International Auditors and PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Company's Domestic Auditors for
a term ending at the next AGM of the Company and authorize the
Board of Directors of the Company to determine their respective remuneration
			Management	For	For
6.	Approve the despatching or providing corporate communications to the shareholders of H shares of the Company via its website		Management	For	For
S.7	Approve the amendments to the Articles of Association		Management	For	For
S.8
Authorize the Board of Directors of the Company to allot, issue and deal with additional H shares and domestic shares of the
Company, either separately or concurrently and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Board of Directors may during the relevant period make or grant offers, agreements or options which might require the exercise of such powers after the end of the relevant period; the number of the domestic shares and H shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted [whether pursuant to an option or otherwise]
by the Board of Directors otherwise than pursuant to (x) a rights issue, or (y) any option scheme or similar arrangement adopted by the Company from time to time for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, shall not exceed 20% of each of the existing domestic shares and H shares of the Company in issue as at the date of this resolution; and will only exercise its power under such mandate in accordance with the Company Law of the PRC and the rules governing the listing of securities on the Stock Exchange of Hong Kong Limited [as amended from time to time] and only if all necessary approvals from relevant PRC government authorities are obtained; to make such amendments to the Articles of Association of the Company as it thinks fit so as to increase the registered share capital and reflect the new capital structure of the Company upon the
allotment and issuance of and dealing with shares as
contemplated in above; contingent on the Board of Directors
resolving to issue shares pursuant of this resolution, the Board of
			Management	Against	Against

Directors to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may
consider necessary in connection with the issue of such shares including, without limitation, determining the size of the issue, the issue price, the use of proceeds from the issue, the target of the issue and the place and time of the issue, making all necessary applications to the relevant authorities, entering into an
underwriting agreement or any other agreements and making all necessary filings and registrations with the relevant PRC, Hong
Kong and other authorities; [Authority expires the earlier of the conclusion of the next AGM of the Company following the passing of this resolution or the expiration of the 12-month period following the passing of this resolution]

Comments-We are voting against this item because it is against our policy to approve the issuance of new shares without preemptive rights in excess of 10% shares outstanding
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	2490000	0	08-Jun-2009	08-Jun-2009

COCA COLA HELLENIC BOTTLING CO SA, ATHENS
Security	X1435J139		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	GRS104003009		Agenda	701965254 - Management
City	ATHENS		Holding Recon Date	16-Jun-2009
Country	Greece	Blocking	Vote Deadline Date	08-Jun-2009
SEDOL(s)	0964850 - 4420723 - 5890433		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve the submission of the Management report by the Board of Directors and of the audit certificate by the Company's
Chartered Auditor-Accountant on the Company's financial
statements and activities for the FYE on 31 DEC 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the Company's annual financial statements for the FYE on 31 DEC 2008 and the consolidated financial statements		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve to release the Members of the Board of Directors and the Auditors of the Company from any liability for their activity during the FYE on 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve the remuneration of the Members of the Board of
Directors for their participation in the meetings of the Board of
Directors and for their services to the Company for the FY 2008 and pre-approve the remuneration for the FY 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect the Statutory Auditors for the FY 2009, 01 JAN 2009 to 31 DEC 2009 and approve to determine their fees		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the distribution of profits, dividend for the FY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Appoint the Audit Committee, in accordance with the Article 37 of Law 3693.2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Amend the terms of an existing Stock Option Plan for employees of the Company and its affiliates, in accordance with the Article 13 paragraph 13 of Codified Law 2190.1920		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the Stock Option Plan for employees of the Company and its affiliates, in accordance with the Article 13 paragraph 13 of Codified Law 2190.1920		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.			Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	77330	0	26-May-2009	26-May-2009

SYNNEX TECHNOLOGY INTERNATIONAL CORP
Security	Y8344J109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Jun-2009
ISIN	TW0002347002		Agenda	701979859 - Management
City	TAIPEI		Holding Recon Date	20-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	12-Jun-2009
SEDOL(s)	6868439 - B19CF53		Quick Code
Item	Proposal		Type	Vote	For/Against Management
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 audited reports		Non-Voting
A.3	Other presentations		Non-Voting
B.1	Approve the 2008 business reports and financial statements		Management	For	For
B.2	Approve the 2008 profit distribution [proposed cash dividend: TWD 1.3 per share]		Management	For	For
B.3	Approve the issuance of new shares from retained earnings [proposed stock dividend:100 shares for 1,000 shares held]		Management	For	For
B.4	Approve to revise the procedures of endorsement, guarantee, and monetary loans		Management	For	For
B.5.1	Elect Mr. Matthew Feng Chiang Miau, Shareholder No. 337, as a Director		Management	For	For
B.5.2	Elect Mr. Tu Shu Wu, Shareholder No. 99, as a Director		Management	For	For
B.5.3	Elect Mitac Incorporation, Shareholder No. 2, Representative: Mr. Kou Yun as a Director		Management	For	For
B.5.4	Elect Mitac Incorporation, Shareholder No. 2 Representative: Mr. Yang Shih Chien as a Director		Management	For	For
B.5.5	Elect Tsu Fung Investment Co., Shareholder No. 100264, Representative: Mr. Ching Hu Shih, as a Director		Management	For	For
B.5.6	Elect Lien Hwa Industrial Corp., Shareholder No. 119603, Representative: Mr. Chou The Chien as a Supervisor		Management	For	For
B.5.7	Elect Lien Hwa Industrial Corporation, Shareholder No. 119603, Representative: Mr. Yang Hsiang Yun as a Supervisor		Management	For	For
B.6	Approve to release the prohibition on Directors from participation in competitive business		Management	For	For
B.7	Other issues and extraordinary motions		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1702300	0	08-Jun-2009	08-Jun-2009

TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209		Meeting Type	Annual
Ticker Symbol	TEVA		Meeting Date	22-Jun-2009
ISIN	US8816242098		Agenda	933094384 - Management
City			Holding Recon Date	13-May-2009
Country	United States		Vote Deadline Date	11-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE BOARD OF DIRECTORS'
RECOMMENDATION THAT THE CASH DIVIDEND FOR THE
YEAR ENDED DECEMBER 31, 2008, WHICH WAS PAID IN
FOUR INSTALLMENTS AND AGGREGATED NIS 1.95
(APPROXIMATELY US$0.525, ACCORDING TO THE
APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE
(OR ADS), BE DECLARED FINAL.
			Management	For	For
2A	ELECTION OF DIRECTOR: DR. PHILLIP FROST		Management	For	For
2B	ELECTION OF DIRECTOR: ROGER ABRAVANEL		Management	For	For
2C	ELECTION OF DIRECTOR: PROF. ELON KOHLBERG		Management	For	For
2D	ELECTION OF DIRECTOR: PROF. YITZHAK PETERBURG		Management	For	For
2E	ELECTION OF DIRECTOR: EREZ VIGODMAN		Management	For	For
03
TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF
PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM UNTIL THE 2010 ANNUAL MEETING OF
SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF
DIRECTORS TO DETERMINE THEIR COMPENSATION
PROVIDED SUCH COMPENSATION IS ALSO APPROVED BY
THE AUDIT COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	66900	0	09-Jun-2009	09-Jun-2009

MTN GROUP LTD
Security	S8039R108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jun-2009
ISIN	ZAE000042164		Agenda	701989951 - Management
City	GAUTENG		Holding Recon Date	23-Jun-2009
Country	South Africa		Vote Deadline Date	17-Jun-2009
SEDOL(s)	5949799 - 6563206 - B02P3W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the financial statements and statutory reports for YE 31 DEC 2008		Management	For	For
2.	Re-elect Mr. RS Dabengwa as a Director		Management	For	For
3.	Re-elect Mr. AT Mikati as a Director		Management	For	For
4.	Re-elect Mr. MJN Njeke as a Director		Management	For	For
5.	Re-elect Mr. J Van Rooyen as a Director		Management	For	For
6.	Approve the remuneration of Non Executive Directors		Management	For	For
7.	Approve to place authorized but unissued shares under control of the Directors up to 10% of Issued Capital		Management	For	For
S.8	Grant authority to the repurchase of up to 10% of Issued Share Capital		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE NUMBERING OF RESOLUTI-ONS. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	276050	0	12-Jun-2009	12-Jun-2009

OIL CO LUKOIL
Security	677862104		Meeting Type	Annual
Ticker Symbol	LUKOY		Meeting Date	25-Jun-2009
ISIN	US6778621044		Agenda	933090639 - Management
City			Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE 2008 ANNUAL REPORT OF OAO LUKOIL
AND THE ANNUAL FINANCIAL STATEMENTS, INCLUDING
INCOME STATEMENTS (PROFIT AND LOSS ACCOUNTS) OF
THE COMPANY, AND ALSO DISTRIBUTION OF PROFITS
(INCLUDING THROUGH THE PAYMENT (DECLARATION) OF
DIVIDENDS) AND LOSSES OF THE COMPANY ON THE BASIS
OF ANNUAL RESULTS. DETERMINATION OF THE SIZE, DATE,
FORM AND PROCEDURE OF PAYMENT OF DIVIDENDS.
			Management	For	For
3A	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY 2009 (MINUTES N2 4): IVANOVA, LYUBOV GAVRILOVNA.		Management	For	For
3B	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): KONDRATIEV, PAVEL GENNADIEVICH		Management	For	For
3C	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): NIKITENKO, VLADIMIR NIKOLAEVICH		Management	For	For
4A	TO PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT COMMISSION OF OAO <<LUKOIL>> ACCORDING TO APPENDIX HERETO.		Management	For	For
4B
TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS OF
REMUNERATION FOR MEMBERS OF THE BOARD OF
DIRECTORS AND THE AUDIT COMMISSION OF THE
COMPANY ESTABLISHED BY DECISION OF THE ANNUAL
GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL" OF
26 JUNE 2008 (MINUTES NO. 1).
			Management	For	For
05	TO APPROVE THE INDEPENDENT AUDITOR OF OAO <<LUKOIL>> - CLOSED JOINT STOCK COMPANY KPMG.		Management	For	For
06	TO APPROVE AMENDMENTS TO THE REGULATIONS ON THE PROCEDURE FOR PREPARING AND HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO <<LUKOIL>>, PURSUANT TO THE APPENDIX HERETO.		Management	For	For
07
TO APPROVE AN INTERESTED-PARTY TRANSACTION -
POLICY (CONTRACT) ON INSURING THE LIABILITY OF
DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
OAO "LUKOIL" AND OAO KAPITAL STRAKHOVANIE, ON THE
TERMS AND CONDITIONS INDICATED IN THE APPENDIX
HERETO.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	75878	0	12-Jun-2009	12-Jun-2009

OIL CO LUKOIL
Security	677862104		Meeting Type	Annual
Ticker Symbol	LUKOY		Meeting Date	25-Jun-2009
ISIN	US6778621044		Agenda	933095324 - Management
City			Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2B	ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH		Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2C	ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR VLADIMIROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2D	ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD EVERT		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2E	ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2F	ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2G	ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2H	ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2I	ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2J	ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2K	ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
2L	ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.	Management did not provide a recommendation. Cumulative votes were allocated evenly.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB3	837	75878	0	12-Jun-2009	12-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701968995 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
1.	Approval of the annual report of the Company.		Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports [profit and loss accounts] of the Company.		Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2008.		Management	For	For
4.	Regarding the amount of, time for and form of payment of dividends based on the results of 2008.		Management	For	For
5.	Approval of the External Auditor of the Company.		Management	For	For
6.	Regarding the remuneration of Members of the Board of Directors and Audit Commission of the Company.		Management	For	For
7.1
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.2
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.3
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For

7.4
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
State Corporation Bank for Development and Foreign Economic
Affairs [Vnesheconombank] regarding receipt by OAO Gazprom of funds in a maximum sum of 6 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For
7.5
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.6
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 25 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of
Russian ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%.
			Management	For	For
7.7
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 17 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.8
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 100
million U.S. dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For

7.9
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds in a maximum sum of 5 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.10
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the terms
and conditions announced by it, accept and credit funds
transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding maintenance in the account of a non-reducible balance in a maximum sum not exceeding 20 billion rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the
relevant currency.
			Management	For	For
7.11
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will, upon the terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts in
accordance with OAO Gazprom's instructions.
			Management	For	For
7.12
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct operations through the
accounts in accordance with OAO Gazprom's instructions.
			Management	For	For
7.13
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions.
			Management	For	For

7.14
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will provide services to OAO Gazprom making use of the
Bank Client electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of the bank as may be in effect at the time the services are provided.
			Management	For	For
7.15
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will provide services to OAO Gazprom making use of the
Client Sberbank electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of Sberbank of Russia
OAO as may be in effect at the time the services are provided.
			Management	For	For
7.16
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO Gazprom
making use of the Bank Client electronic payments system,
including, without limitation, receipt from OAO Gazprom of
electronic payment documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at such tariffs of ZAO
Gazenergoprombank as may be in effect at the time the services are provided.
			Management	For	For
7.17
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment documents for
executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of OAO VTB Bank as may be in effect at the time the services are provided.
			Management	For	For
7.18
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company], to be entered into under the General Agreement on
the Conduct of Conversion Operations between OAO Gazprom
and the bank dated as of September 12, 2006, No. 3446, in a
maximum sum of 500 million U.S. dollars or its equivalent in rubles, euros or other currency for each transaction.
			Management	For	For

7.19
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities in connection with the subsidiaries challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million
U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.20
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
grant suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.21
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in a maximum sum of 1.8 billion rubles and for a period of not more than 14 months.
			Management	For	For
7.22
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Nord Stream AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure performance of OOO Gazprom Export's obligations under a gas transportation agreement between Nord Stream AG and OOO Gazprom Export,
including its obligations to pay a tariff for the transportation of gas via the North Stream gas pipeline on the basis of an agreed-upon model for calculating the tariff, in an aggregate maximum sum of
24.035 billion euros.
			Management	For	For
7.23
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes under
instructions of OAO Gazprom and for a fee not exceeding 0.5%
per annum, to open on a monthly basis documentary irrevocable uncovered letters of credit in favor of AK Uztransgaz in connection with payments for its services related to natural gas transportation across the territory of the Republic of Uzbekistan, with the maximum amount under all of the simultaneously outstanding
letters of credit being 81 million U.S. dollars.
			Management	For	For

7.24
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the facilities of the Yamal-Europe trunk gas pipeline system and related service equipment that are situated in the territory of the Republic of
Belarus for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property in a
maximum sum of 6.33 billion rubles.
			Management	For	For
7.25
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and use of
the property complex of the gas distribution system, comprised of facilities designed to transport and supply gas directly to
consumers [gas off taking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high-, medium- and low-
pressure gas pipelines, gas flow control stations and buildings], for a period of not more than 12 months and OAO Gazpromregiongaz will make payment for using such property in a maximum sum of
769.4 million rubles.
			Management	For	For
7.26
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which OAO Gazprom
will grant ZAO Gazprom Neft Orenburg temporary possession and use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period of not more than 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.
			Management	For	For
7.27
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and use of
the building and equipment of a tubing and casing manufacturing facility with a thermal treatment shop and pipe coating unit, situated in the Kostromskaya Region, town of Volgorechensk, for a period of not more than 12 months and OAO Gazpromtrubinvest will make payment for using such property in a maximum sum of
451 million rubles.
			Management	For	For
7.28
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex,
situated in the city of Sochi, for a period of not more than 12 months and OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.
			Management	For	For

7.29
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as well as of the building and equipment of the repair and machining shop at the
Southern Regional Repair Base, situated in the Stavropolskiy
Province, town of Izobilnyi, for a period of not more than 12 months and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of 115.5
million rubles.
			Management	For	For
7.30
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of the
infrastructure facilities of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya railway station and of the Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, as well as the facilities of the railway line from the Obskaya station to the
Bovanenkovo station, for a period of not more than 12 months and
OOO Gazpromtrans will make payment for using such property in a maximum sum of 2.1 billion rubles.
			Management	For	For
7.31
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of methanol
tank cars for a period of not more than 5 years and OOO
Gazpromtrans will make payment for using such property in a
maximum sum of 190 million rubles
			Management	For	For
7.32
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic that are situated in the Tulskaya Region,
Shchokinskiy District, township of Grumant, for a period of not more than 12 months and OAO Tsentrgaz will make payment for
using such property in a maximum sum of 24.1 million rubles.
			Management	For	For
7.33
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking area, ponds, roads, pedestrian
			Management	For	For

crossings, playgrounds, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's
Lodge, garage, as well as service machinery, equipment, furniture and accessories] situated in the Moscow Region, Naro-Fominskiy
District, village of Rogozinino, for a period of not more than 12 months and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

7.34
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized compact full-function gas and water treatment installations for coal bed methane extraction wells, well-head equipment, borehole
enlargement device, and pressure core sampler] located in the
Rostovskaya Region, town of Kamensk-Shakhtinskiy, and the
Kemerovskaya Region, city of Novokuznetsk, for a period of not more than 12 months and OAO Gazprom Promgaz will make
payment for using such property in a maximum sum of 3.5 million rubles.
			Management	For	For
7.35
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumenskaya Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required to use that building, with an area of
3,371 square meters, for a period of not more than 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in a maximum sum of 2.61 million rubles.
			Management	For	For
7.36
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Salavatnefteorgsintez pursuant to which OAO Gazprom will grant OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburgskiy
Gas Refinery for a period of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using such property in a maximum sum of 347 thousand rubles.
			Management	For	For
7.37
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom pursuant to which OAO Gazprom will grant
OAO Vostokgazprom temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OAO Vostokgazprom will make
payment for using such property in a maximum sum of 109
thousand rubles.
			Management	For	For
7.38
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OAO Gazprom will grant
OOO Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OOO Gazprom Export will make
payment for using such property in a maximum sum of 129
thousand rubles.
			Management	For	For

7.39
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will grant
OAO Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation for a period of not more than 12 months and OAO Gazprom Neft will make payment
for using such property in a maximum sum of 132 thousand
rubles.
			Management	For	For
7.40
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
will grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution, System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazcom Level [ERP], for a period of not more than 12 months and
OAO Gazprom Space Systems will make payment for using such
property in a maximum sum of 1.15 million rubles.
			Management	For	For
7.41
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which OAO Gazprom will grant
ZAO Yamalgazinvest temporary possession and use of an ERP
software and hardware solution, System for Managing OAO
Gazprom's Property and Other Assets at ZAO Yamalgazinvest
Level [ERP], for a period of not more than 12 months and ZAO
Yamalgazinvest will make payment for using such property in a maximum sum of 1.74 million rubles.
			Management	For	For
7.42
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities within the composition of buildings, communications lines, communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, in the Smolenskaya Region of the Russian
Federation and in the territory of the Republic of Belarus, for a period of not more than 12 months and ZAO Gaztelecom will
make payment for using such property in a maximum sum of
204.8 million rubles.
			Management	For	For
7.43
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO TsentrCaspneftegaz pursuant to which OAO Gazprom will
extend to OOO TsentrCaspneftegaz long-term loans in an
aggregate maximum sum of 12.6 billion rubles for the purpose of development by it in 2009-2011 of the Tsentralnaya geological structure.
			Management	For	For
7.44
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will issue guarantees to the Russian Federation's customs authorities with respect to the obligations of OAO Gazprom as a customs broker to pay customs payments and eventual interest and penalties, in a maximum sum of 50 million rubles, with the bank to be paid a fee at a rate of not more than 1% per annum of the amount of the guarantee.
			Management	For	For

7.45
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas in an amount of not more than 300 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 886.9 billion rubles.
			Management	For	For
7.46
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for a fee of not more than 200 million rubles, in its own name, but for OAO
Gazprom's account, to accept and, through OOO
Mezhregiongaz's electronic trading site, sell gas produced by
OAO Gazprom and its affiliates, in an amount of not more than
11.25 billion cubic meters for a maximum sum of 20 billion rubles.
			Management	For	For
7.47
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [off-take] gas purchased by
OOO Mezhregiongaz from independent entities, in an amount of not more than 21.9 billion cubic meters for a maximum sum of 70 billion rubles.
			Management	For	For
7.48
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for a fee of not more than 55 million rubles, in its own name, but for OAO
Gazprom's account, to accept and sell in the market outside the customs territory of the Russian Federation liquid hydrocarbons owned by OAO Gazprom, including crude oil, gas condensate and refined products [gasoline, liquefied gases, etc.], in an amount of not more than 1.25 million tons for a maximum sum of 11 billion rubles.
			Management	For	For
7.49
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas purchased by
OAO Gazprom from OAO LUKOIL and stored in underground gas
storage facilities, in an amount of not more than 3.39 billion cubic meters, and will pay for gas a maximum sum of 9.1 billion rubles.
			Management	For	For
7.50
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Northgas pursuant to which ZAO Northgas will deliver and
OAO Gazprom will accept [off-take] gas in an amount of not more than 4.8 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 4 billion rubles.
			Management	For	For
7.51
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will accept [off-
take] gas in an amount of not more than 24.2 billion cubic meters and will pay for gas a maximum sum of 23 billion rubles.
			Management	For	For

7.52
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg will deliver and OAO Gazprom will accept [off-take]
unstable crude oil in an amount of not more than 650 thousand tons and will pay for crude oil a maximum sum of 5.3 billion rubles.
			Management	For	For
7.53
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry stripped gas processed at gas refining complexes in an amount of not more than 4.5 billion cubic meters and will pay for gas a maximum sum of 5.1 billion rubles.
			Management	For	For
7.54
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will sell
and OAO SIBUR Holding will buy ethane fraction in a total amount of 4.885 million tons for a maximum sum of 33.707 billion rubles.
			Management	For	For
7.55
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for a fee of not more than 30 million rubles, to enter into: in OAO Gazprom's name and for OAO Gazprom's account: agreements providing for the processing of ethane fraction in an amount of not more than
275 thousand tons and with the maximum cost of ethane fraction processing services being 2.6 billion rubles; and agreements providing for the sale of ethane fraction processing products
[polyethylene] in an amount of not more than 180 thousand tons for a maximum sum of 6.5 billion rubles; and in its own name, but for OAO Gazprom's account: agreements on arranging for the
transportation and storage of ethane fraction processing products
[polyethylene] owned by OAO Gazprom in an amount of not more than 36 thousand tons for a maximum sum of 75 million rubles.
			Management	For	For
7.56
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 1.2 billion cubic meters and
OAO SIBUR Holding will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1 billion rubles.
			Management	For	For
7.57
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1.2 billion rubles.
			Management	For	For
7.58
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters across the territory of the Russian Federation, CIS countries and Baltic states and OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 70 billion rubles.
			Management	For	For

7.59
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 3.8 billion cubic meters and OAO
Gazprom Neft will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of
2.62 billion rubles.
			Management	For	For
7.60
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters and OAO
NOVATEK will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 60 billion rubles..
			Management	For	For
7.61
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the injection into and storage in underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for gas injection and storage a maximum sum of 400 million
rubles, as well as services related to arranging for the off-taking from underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas a maximum sum of 20 million rubles.
			Management	For	For
7.62
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
a/s Latvijas Gaze pursuant to which OAO Gazprom will sell and
a/s Latvijas Gaze will purchase gas as follows: in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the second half of 2009 and in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as pursuant to which
a/s Latvijas Gaze will provide services related to injection into and storage in the Ineukalna underground gas storage facility of gas owned by OAO Gazprom, and related to its off-taking and
transportation across the territory of the Republic of Latvia, as follows: in the second half of 2009-services related to injection of gas in an amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in an amount of not more than 800 million cubic meters and services related to transportation of gas in an amount of not more than 2 billion cubic meters, and OAO Gazprom will pay for such services a maximum
			Management	For	For

sum of 20 million euros; and in the first half of 2010 –
services related to injection of gas in an amount of not more than
800 million cubic meters, services related to storage and off-taking of gas in an amount of not more than 1 billion cubic meters and services related to transportation of gas in an amount of not more than 1.8 billion cubic meters, and OAO Gazprom will pay for such services a maximum sum of 23 million euros.

7.63
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
AB Lietuvos Dujos pursuant to which OAO Gazprom will sell and
AB Lietuvos Dujos will purchase gas as follows: in an amount of not more than 675 million cubic meters for a maximum sum of 180 million euros in the second half of 2009 and in an amount of not more than 790 million cubic meters for a maximum sum of 210
million euros in the first half of 2010, as well as pursuant to which
AB Lietuvos Dujos will provide services related to the
transportation of gas in transit mode across the territory of the
Republic of Lithuania as follows: in the second half of 2009-in an amount of not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services a maximum sum of 3 million euros; and in the first half of 2010-in an amount of not more than 1.25 billion cubic meters, and OAO Gazprom will pay for such gas transportation services a maximum sum of 6.5 million euros.
			Management	For	For
7.64
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
UAB Kauno termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos elektrin  will purchase gas as follows: in an amount of not more than 180
million cubic meters for a maximum sum of 48 million euros in the second half of 2009 and in an amount of not more than 225 million cubic meters for a maximum sum of 60 million euros in the first half of 2010.
			Management	For	For
7.65
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [off-take] in 2010 gas in an amount of not more than 3.9 billion cubic meters and will pay for gas a maximum sum of 1.33 billion U.S. dollars.
			Management	For	For
7.66
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which in 2010 MoldovaGaz S.A. will provide services related to the transportation of gas in transit mode across the territory of the Republic of Moldova in an amount of not more than 22.1 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 55.4 million U.S. dollars.
			Management	For	For
7.67
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which KazRosGaz LLP will sell and
OAO Gazprom will purchase in 2010 gas in an amount of not
more than 1.2 billion cubic meters for a maximum sum of 150
million U.S. dollars.
			Management	For	For
7.68
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across the territory of the Russian Federation of gas owned by KazRosGaz LLP in an
amount of not more than 8.5 billion cubic meters and KazRosGaz
LLP will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 35.2 million U.S.
dollars.
			Management	For	For

7.69
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will sell and
OAO Beltransgaz will purchase in 2010 gas in an amount of not more than 22.1 billion cubic meters for a maximum sum of 4.42 billion U.S. dollars, as well as pursuant to which in 2010 OAO
Beltransgaz will provide services related to the transportation of gas in transit mode across the territory of the Republic of Belarus via the gas transportation system of OAO Beltransgaz and via the
Byelorussian segment of Russia's Yamal-Europe gas pipeline in an amount of not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 700 million U.S.
dollars.
			Management	For	For
7.70
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 500
thousand rubles.
			Management	For	For
7.71
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 150
million rubles.
			Management	For	For
7.72
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 350
million rubles.
			Management	For	For
7.73
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
Space Systems undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 600 thousand rubles.
			Management	For	For

7.74
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.6 billion rubles.
			Management	For	For
7.75
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg undertakes, during the period from 01 JUL 2009 to
31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 29.69 million rubles.
			Management	For	For
7.76
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, during the period from 01 JUL 2009 to 31 DEC
2010, in accordance with instructions from OAO Gazprom, to
provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.3 billion rubles.
			Management	For	For
7.77
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 280 million rubles.
			Management	For	For
7.78
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which ZAO Gaztelecom undertakes,
during the period from 01 JUL 2009 to 31 DEC 2010, in
accordance with instructions from OAO Gazprom, to provide
services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 6.35 million rubles.
			Management	For	For
7.79
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Federal Research and Production Center
NefteGazAeroCosmos pursuant to which ZAO Federal Research
and Production Center NefteGazAeroCosmos undertakes, during
the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum sum of
6.7 million rubles.
			Management	For	For

7.80
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event of loss or destruction of or damage to, including deformation of the original geometrical dimensions of the structures or
individual elements of, machinery or equipment; linear portions, technological equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of incurrence of losses by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiaries to which the insured property has been leased [beneficiaries], up to the aggregate insurance amount of not more than 10 trillion rubles in respect of all insured events, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 5 billion rubles, with each agreement having a term of 1 year.
			Management	For	For
7.81
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life, health or property of other persons or to the environment as a result of an emergency or incident that occurs, amongst other things, because of a terrorist act at a hazardous industrial facility operated by OAO Gazprom
[insured events], to make an insurance payment to the physical persons whose life, health or property has been harmed, to the legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power
whose jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the environment
[beneficiaries], up to the aggregate insurance amount of not more than 30 million rubles, and OAO Gazprom undertakes to pay an insurance premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.82
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life or health of OAO Gazprom's employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of
			Management	For	For

the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount of not more than 150 billion rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 40 million
rubles, with each agreement having a term of 1 year.

7.83
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom or members of their
families or non-working retired former employees of OAO
Gazprom or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 90 billion rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 200 million rubles, with each agreement having a term of 1 year.
			Management	For	For
7.84
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom Avtopredpriyatie, a branch of OAO Gazprom, or members of their families or non-working
retired former employees of OAO Gazprom Avtopredpriyatie, a
branch of OAO Gazprom, or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 52.8 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1 million
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.85
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm having been caused to the property of third persons represented by OAO Gazprom in connection with the conduct of customs operations [beneficiaries]
and/or any contracts with such persons having been breached
[insured events], to make an insurance payment to such persons up to the aggregate insurance amount of not more than 70 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 1 million rubles, with each agreement having a term of 3 years.
			Management	For	For
7.86
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever harm [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is stolen or hijacked, or an individual component, part, unit, device or
supplementary equipment installed on such transportation vehicle is stolen [insured events], to make an insurance payment to OAO
Gazprom [beneficiary] up to the aggregate insurance amount of not more than 840 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in a total maximum
amount of 16 million rubles, with each agreement having a term of
1 year.
			Management	For	For
7.87
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the following interested-party transactions that may be entered into by OAO Gazprom in the future in the ordinary course of business, agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion against members of the Board of Directors or the
Management Committee of OAO Gazprom who are not persons
holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical or legal persons for whose benefit the agreement will be entered into and to whom harm could be caused, including shareholders of OAO
Gazprom, debtors and creditors of OAO Gazprom, employees of
OAO Gazprom, as well as the Russian Federation represented by its authorized agencies and representatives [third persons
[beneficiaries]], of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities; incurrence by insured persons of judicial or other costs to settle such claims;
assertion against OAO Gazprom by third persons [beneficiaries] of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims
originally asserted against insured persons; incurrence by OAO
Gazprom of judicial or other costs to settle such claims [insured events], to make an insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as well as to insured persons and/or OAO Gazprom in the event of incurrence of judicial or other costs to settle claims for compensation of losses, up to the aggregate insurance amount of not more than the ruble equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in a total maximum amount equal to the ruble equivalent of 2 million U.S. dollars, such agreement to be for a term of 1 year.
			Management	For	For

7.88
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom Space
Systems, OOO Gazpromtrans, OOO Gazprom Komplektatsiya,
OAO Lazurnaya, ZAO Gazprom Neft Orenburg, ZAO
Yamalgazinvest, OAO Salavatnefteorgsintez, DOAO
Tsentrenergogaz of OAO Gazprom and OAO Tsentrgaz [the
Contractors] pursuant to which the Contractors undertake to
perform from 30 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of arranging for and proceeding with a stocktaking of the property, plant and
equipment of OAO Gazprom that are to be leased to the
Contractors and OAO Gazprom undertakes to pay for such
services an aggregate maximum sum of 2.5 million rubles.
			Management	For	For
7.89
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which
DOAO Tsentrenergogaz of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 OCT 2010, in
accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subject: Development of regulatory documents in the area of maintenance and repair of equipment and structures , and to deliver the result of such work to OAO Gazprom and OAO Gazprom undertakes to accept the
result of such work and to pay for such work a total maximum sum of 31 million rubles.
			Management	For	For
7.90
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform during
the period from 01 JUL 2009 to 30 JUN 2011, in accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subjects: Development of key regulations regarding the creation of integrated automatic process control systems for the operating facilities of subsidiary companies by type of activity [production, transportation, underground storage and refining of gas and gas condensate] ; and Development of model technical requirements for designing automation systems for facilities of software and hardware complex by type of activity
[production, transportation, storage and refining of gas and gas condensate] , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 26.55 million rubles.
			Management	For	For

7.91
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of recommendations regarding the
determination of the amounts of overhead expenses and
anticipated profits in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating technological and other schemes directly in a graphical data base ;
Recommendations regarding the application and utilization of alternative types of energy resources for the gasification of industrial enterprises, households and transportation vehicles ;
and Preparation of a report on the financial and economic
feasibility of acquisition of shares owned by OOO NGK ITERA in
OAO Bratskekogaz, the holder of the license for the right to use the subsoil of the Bratskoye gas condensate field , and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 49.1 million rubles.
			Management	For	For
7.92
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of programs for the reconstruction and technological upgrading of the gas facilities of the Gazprom Group for 2010 ; Development of a Master Plan of the Siting of Facilities
for the Production and Sale of Liquefied Hydrocarbon Gases
[Propane-Butane] ; Organizing the metering of the quantities of gas, condensate and oil extracted from the subsoil in the process of development of gas condensate fields and oil and gas
condensate fields ; and Development of cost estimation standards and rules for the construction of trunk gas pipelines with a 12 MPa pressure rating to meet OAO Gazprom's requirements , and to
deliver the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 73 million rubles.
			Management	For	For
PLEASE NOTE THIS AGENDA IS CONTINUED ON MEETING 583856, WHICH WILL CONTAIN RES-OLUTION ITEMS 7.93 - 9.11. THANK YOU.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB3	50P	217300	0	10-Jun-2009	10-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		26-Jun-2009
ISIN	US3682872078		Agenda		701990574 - Management
City	MOSCOW		Holding Recon Date		08-May-2009
Country	Russian Federation		Vote Deadline Date		12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
7.93
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a concept for utilization of renewable energy sources by OAO Gazprom on the basis of an analysis of the experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and Prevention of
Cardiovascular Diseases of OAO Gazprom's Personnel ;
Development of an Occupational Risk Management System and a
Program for Prevention of Injuries to Personnel at OAO
Gazprom's Enterprises ; Development of a regulatory and
methodological framework for the vocational selection of
personnel from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to
accept the results of such work and to pay for such work a total maximum sum of 132 million rubles.
				Management	For	For
7.94
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory and technical documentation related to the organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept for
Streamlining Production Processes at Gas Distribution
Organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 251.5 million rubles.
				Management	For	For
7.95
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Improving the regulatory and methodological framework for energy saving at OAO Gazprom's facilities ; Development of a regulatory document for calculating indicators of reliability of gas distribution systems ; Development of a regulatory framework for the diagnostic servicing of gas distribution systems of the gas supply sector ; Development of regulatory and methodological documents in the area of study of gas condensate characteristics of wells and fields in the course of prospecting and exploration work and in overseeing the development of gas condensate fields and oil and gas condensate fields ; and Development of guidelines for the design, construction, reconstruction and operation of gas distribution systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 155.2 million rubles.
				Management	For	For

7.96
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory documents in the area of the energy industry, including sea-based facilities ; and Development of standardized systems for managing gas distribution
organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 193 million rubles.
				Management	For	For
7.97
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a system of medical, sanitary and
psychological support for work at the Shtokman field making use of rotational team labor ; Development of recommendations for selecting efficient secondary methods of extracting oil from oil-
rimmed gas condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of unified
standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline and development of the Caspian Sea shelf and Central
Asian oil and gas fields , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 166.4 million rubles.
				Management	For	For
7.98
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following
				Management	For	For

subjects: Analytical studies of the cost of 1 meter of drilling progress at OAO Gazprom's fields and sites ; Development of
price lists for repairs at OAO Gazprom's facilities ; and Program for bringing gas pipeline branches into operation through the year
2020 , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 495.1 million rubles.

7.99
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Arranging for the monitoring of prices for all types of capital construction resources with reference to areas of clustered construction of OAO Gazprom's facilities ; Develop a procedure for providing design organizations with information about prices for material and technical resources for the purpose of adopting optimal decisions in designing the Unified Gas Supply System's facilities ; and Perform an analysis of the impact of changes in the commercial rate of penetration for prospecting and exploration wells and prepare measures designed to increase such rate and reduce the cost of geological exploration work, and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 93.2 million rubles.
				Management	For	For
7.100
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement of OAO Gazprom with OAO
Gazprom Promgaz and OAO Gazavtomatika of OAO Gazprom
[the Contractors] pursuant to which the Contractors undertake to perform during the period from 01 JUL 2009 to 31 DEC 2009, in accordance with instructions from OAO Gazprom, the services of implementing programs for scientific and technical cooperation between OAO Gazprom and foreign partner companies and OAO
Gazprom undertakes to pay for such services a total maximum
sum of 2 million rubles.
				Management	For	For
7.101
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom Neft
Orenburg, OOO Gazprom Komplektatsiya, OAO Vostokgazprom,
OAO Tomskgazprom, OAO TGK-1, OAO Mosenergo, OOO
Gazprom Tsentrremont, OAO Tsentrgaz, OOO Gazprom Export,
OAO Gazpromregiongaz, OAO Gazprom Neft, OOO
Mezhregiongaz and Gazpromipoteka Fund [the Licensees]
pursuant to which OAO Gazprom will grant the Licensees a non-
exclusive license to use OAO Gazprom's trade marks,        ,
Gazprom and, which have been registered in the State Register of
Trade Marks and Service Marks of the Russian Federation, as
follows: on goods or labels or packaging of goods which are
produced, offered for sale, sold or displayed at exhibitions or fairs or are otherwise introduced into civil turnover in the territory of the
Russian Federation, or are stored or transported for such purpose, or are brought into the territory of the Russian Federation; in connection with the performance of work or the provision of
services, including the development of oil or gas fields or the construction of oil pipelines or gas pipelines; on accompanying, commercial or other documentation, including documentation
related to the introduction of goods into civil turnover; in offers
				Management	For	For

regarding the sale of goods, regarding the performance of work or regarding the provision of services, as well as in announcements, in advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including, without limitation, on administrative buildings, industrial facilities, multi-function refueling complexes with accompanying types of roadside service, shops, car washes,
cafes, car service / tire fitting businesses, recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees' seals; in the Internet network; and in the Licensees' corporate names, and the
Licensees will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO Gazprom's trade marks with respect to each transaction in the amount of not more than 300 times the minimum wage established by the
effective legislation of the Russian Federation as of the date of signature of delivery and acceptance acts, plus VAT at the rate required by the effective legislation of the Russian Federation, in a total maximum sum of 68.4 million rubles.

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTIONS 8.1 - 8.18 REGARDING-THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS M-EETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLE-
ASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF
YOU HAVE ANY QUESTIONS.
Non-Voting
8.1	Elect Mr. Akimov Andrey Igorevich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.2	Elect Mr. Ananenkov Alexander Georgievich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.3	Elect Mr. Bergmann Burckhard as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.4	Elect Mr. Gazizullin Farit Rafikovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.5	Elect Mr. Gusakov Vladimir Anatolievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.6	Elect Mr. Zubkov Viktor Alexeevich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.7	Elect Ms. Karpel Elena Evgenievna as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.8	Elect Mr. Makarov Alexey Alexandrovich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.9	Elect Mr. Miller Alexey Borisovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.10	Elect Mr. Musin Valery Abramovich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.11	Elect Ms. Nabiullina Elvira Sakhipzadovna as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.12	Elect Mr. Nikolaev Viktor Vasilievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.13	Elect Mr. Petrov Yury Alexandrovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.14	Elect Mr. Sereda Mikhail Leonidovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.15	Elect Mr. Foresman Robert Mark as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.16	Elect Mr. Fortov Vladimir Evgenievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.17	Elect Mr. Shmatko Sergey Ivanovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.18	Elect Mr. Yusufov Igor Khanukovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.

PLEASE NOTE THAT YOU MAY ONLY VOTE "FOR" NO MORE
THAN 9 CANDIDATES. IF YOU WIS-H TO VOTE FOR LESS
THAN THE 9 CANDIDATES PLEASE VOTE "AGAINST" OR
"ABSTAIN" ON-THE CANDIDATES YOU DO NOT WISH TO
SUPPORT. PLEASE NOTE BECAUSE MORE THAN "FOR-"
VOTES WILL MAKE THIS BALLOT INVALID WE HAVE APPLIED
SPIN CONTROL TO RESOULTI-ON NUMBER 9 TO ONLY
ALLOW YOU TO VOTE ON 9 OF THE CANDIDATES OUT OF
THE 11. TH-E TWO CANDIDIATES YOU CHOOSE NOT TO
VOTE ON WILL RECEIVE A VOTE OF "ABSTAIN"
Non-Voting
9.1	Elect Mr. Arkhipov Dmitry Alexandrovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.2	Elect Mr. Bikulov Vadim Kasymovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.3	Elect Mr. Ishutin Rafael Vladimirovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.4	Elect Mr. Kobzev Andrey Nikolaevich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.5	Elect Ms. Lobanova Nina Vladislavovna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.6	Elect Ms. Mikhailova Svetlana Sergeevna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.7	Elect Mr. Nosov Yury Stanislavovich as a Member of the Audit Commission of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.8	Elect Mr. Ozerov Sergey Mikhailovich as a Member of the Audit Commission of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.9	Elect Ms. Tikhonova Mariya Gennadievna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.10	Elect Ms. Tulinova Olga Alexandrovna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.11	Elect Mr. Shubin Yury Ivanovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 578091 WHICH CONTAINS RESOULTIONS 1 - 7.92.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	217300	0	10-Jun-2009	10-Jun-2009

SAVINGS BK RUSSIAN FEDN SBERBANK
Security	X76318108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	RU0009029540		Agenda	702017410 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)	4767981 - B05P537		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 571218 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report as of FY 2008		Management	For	For
2.	Approve the annual accounting report for FY 2008		Management	For	For
3.	Approve the allocation of income and dividends of RUB 0.48 per ordinary share and RUB 0.63 per preferred shares		Management	For	For
4.	Ratify ZAO Ernst & Young as the Auditor		Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Sergey Ignatyev as a Director		Management	For	For
5.2	Elect Aleksey Ulyukayev as a Director		Management	For	For
5.3	Elect Georgy Luntovsky as a Director		Management	For	For
5.4	Elect Valery Tkachenko as a Director		Management	For	For
5.5	Elect Nadezhda Ivanova as a Director		Management	For	For
5.6	Elect Sergey Shvetsov as a Director		Management	For	For
5.7	Elect Konstantin Shor as a Director		Management	For	For
5.8	Elect Arkady Dvorkovich as a Director		Management	For	For
5.9	Elect Aleksy Kudrin as a Director		Management	For	For
5.10	Elect Andrey Belousov as a Director		Management	For	For
5.11	Elect Elvira Nabiullina as a Director		Management	For	For
5.12	Elect Aleksey Savatyugin as a Director		Management	For	For
5.13	Elect German Gref as a Director		Management	For	For
5.14	Elect Bella Zlatkis as a Director		Management	For	For
5.15	Elect Sergey Guryev as a Director		Management	For	For
5.16	Elect Rajat Gupta as a Director		Management	For	For
5.17	Elect Anton Drozdov as a Director		Management	For	For
5.18	Elect Kayrat Kelimbetov as a Director		Management	For	For
5.19	Elect Vladimir Mau as a Director		Management	For	For
5.20	Elect Sergey Sinelnikov-Murylev as a Director		Management	For	For
6.1	Elect Vladimir Volkov as a Member of the Audit Commission		Management	For	For

6.2	Elect Lyudmila Zinina as a Member of the Audit Commission		Management	For	For
6.3	Elect Irina Mayorova as a Member of the Audit Commission		Management	For	For
6.4	Elect Valentina Tkachenko as a Member of the Audit Commission		Management	For	For
6.5	Elect Nataliya Polonskaya as a Member of the Audit Commission		Management	For	For
6.6	Elect Maksim Dolzhnikov as a Member of the Audit Commission		Management	For	For
6.7	Elect Yuliya Isakhanova as a Member of the Audit Commission		Management	For	For
7.	Amend the Charter		Management	For	For
8.	Approve to increase the share capital via issuance of 15 billion shares		Management	For	For
9.	Approve the remuneration of the Directors and the Members of the Audit Commission		Management	For	For
10.	Approve the participation in Russian National Association of Securities Market Participants		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB3	50P	1189500	0	16-Jun-2009	16-Jun-2009

4IB4 - Harding Loevner Funds, Inc. - Emerging Markets Portfolio

Vote Summary
USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS
Security	P9632E125		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	01-Jul-2008
ISIN	BRUSIMACNOR3		Agenda	701642274 - Management
City	BELO HORIZONTE		Holding Recon Date	27-Jun-2008
Country	Brazil		Vote Deadline Date	26-Jun-2008
SEDOL(s)	2193696 - B1WSXV0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.
Approve the protocol and justification instrument protocol and the valuation reports by the Board of Directors for the merger into the assets of the Company of the Companies Mineracao J. Mendes
Limteda. , Somisa Siderurgica Oeste De Minas Limiteda and
Global Mineracao Limteda, headquartered in this state of Minas
Gerais, and the control of which was acquired by Usiminas on 01
FEB 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the choice of the Company PricewaterhouseCoopers
Auditores Independentes as being responsible for the valuations of the net worth of the Companies to be merged into Usiminas and the valuation reports prepared by that auditing firm
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the merger of the Companies referred to, by the Board of Directors of the Company, in a meeting on 12 JUN 2008, with the consequent extinction of the Companies being merged		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Authorize the Executive Committee to do the Administrative Acts resulting from the decisions of the general meeting called here		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	421550	0	17-Jun-2008	17-Jun-2008

JBS S A
Security	P59695109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	01-Jul-2008
ISIN	BRJBSSACNOR8		Agenda	701643632 - Management
City	SAO PAULO		Holding Recon Date	27-Jun-2008
Country	Brazil		Vote Deadline Date	26-Jun-2008
SEDOL(s)	B1V74X7 - B2Q79W3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
I.
Approve to rectify and ratify the quantity of shares issued by JBS that are contemplated for the purposes of the payment of
dividends in JBS and in the JBS AGM held on 30 APR 2008, in
accordance with information contained in the JBS notice to the market released on14 MAY 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.
Elect a full Member of the Finance Committee, and his or her respective alternate, recommended by the shareholder Bndes
Partic Ipacoes S.A. Bndespar, the Member of the Finance
Committee that is elected to fill that position will remain in the position until the end of the term of office of the others Members of the Finance Committee, which ends at the 2009 AGM
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
III.	Approve to verify the subscription of shares and confirm the increase in share capital of JBS, and in the JBS EGM held on 11 APR 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	5043800	0	18-Jun-2008	18-Jun-2008

MILLICOM INTERNATIONAL CELLULAR S.A.
Security	L6388F110		Meeting Type	Annual
Ticker Symbol	MICC		Meeting Date	07-Jul-2008
ISIN	LU0038705702		Agenda	932907073 - Management
City			Holding Recon Date	12-May-2008
Country	United States		Vote Deadline Date	03-Jul-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
A1	ELECTION OF CHAIRMAN.		Management	For	Management did not provide a recommendation
A2	TO RECEIVE THE DIRECTORS' REPORT (RAPPORT DE GESTION) AND THE REPORT OF THE EXTERNAL AUDITOR OF THE CONSOLIDATED AND PARENT COMPANY (MILLICOM) ACCOUNTS AT 31 DECEMBER 2007.		Management	For	Management did not provide a recommendation
A3	APPROVAL OF THE CONSOLIDATED ACCOUNTS PARENT COMPANY (MILLICOM) ACCOUNTS FOR THE YEAR ENDED 31 DECEMBER 2007.		Management	For	Management did not provide a recommendation
A4	ALLOCATION OF THE RESULTS OF THE YEAR ENDED DECEMBER 31 2007.		Management	For	Management did not provide a recommendation
A5	DISCHARGE OF THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR ENDED DECEMBER 31 2007.		Management	For	Management did not provide a recommendation
A6	ELECTION OF THE BOARD OF DIRECTORS, INCLUDING TWO NEW DIRECTORS.		Management	For	Management did not provide a recommendation
A7	ELECTION OF THE EXTERNAL AUDITORS.		Management	For	Management did not provide a recommendation
A8	APPROVAL OF DIRECTORS' FEES.		Management	For	Management did not provide a recommendation
A9
APPROVAL OF (A) PROPOSED SHARE BUY-BACK
PROGRAM, (B) BOARD OF DIRECTORS' DECISION TO
DELEGATE AUTHORITY TO IMPLEMENT SHARE BUY-BACK
JOINTLY TO CEO AND CHAIRMAN, AND (C) VARIOUS USES
OF MILLICOM SHARES REPURCHASED IN THE SHARE BUY-
BACK PROGRAM.
			Management	For	Management did not provide a recommendation
A10	MISCELLANEOUS.		Management	For	Management did not provide a recommendation
EI	APPROVAL OF AMENDMENTS TO ARTICLE 21 ("PROCEDURE, VOTE") OF THE ARTICLES OF ASSOCIATION.		Management	For	Management did not provide a recommendation
EII	MISCELLANEOUS.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	153000	24600	21-May-2008	21-May-2008

LARSEN & TOUBRO LTD
Security	Y5217N159		Meeting Type		Other Meeting
Ticker Symbol			Meeting Date		09-Jul-2008
ISIN	INE018A01030		Agenda		701646688 - Management
City	TBA		Holding Recon Date		06-Jun-2008
Country	India		Vote Deadline Date		25-Jun-2008
SEDOL(s)	B0166K8 - B0423P7		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 489033 DUE TO CHANGE IN PA-ST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU
Non-Voting
1.
Authorize the Board of Directors of the Company, pursuant to the provisions of Section 293[1][a] and other applicable provisions, if any, of the Companies Act, 1956, and the Memorandum and
Articles of Association of the Company, and subject to other permissions and approvals as may be required, to transfer, sell and/or dispose of the Medical Equipment & System [MED]
Business Unit of the Company to its subsidiary Company or to any other entity as may be approved by the Board of Directors
[including any Committee thereof], as a going concern or
otherwise at such price and on such terms and conditions as may be decided by the Board of Directors with the power to the Board of Directors to finalize and execute necessary documents
including agreements, deeds of assignment/conveyance and other documents and to do all such other acts, deeds, matters and
things as may be deemed necessary and expedient in their
discretion for completion of transfer/sale of the said undertaking;
and to delegate all or any of the powers herein conferred in such manner as they may deem fit
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	294000	0	24-Jun-2008	24-Jun-2008

CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD
Security	Y1456Z128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		15-Jul-2008
ISIN	HK0966037878		Agenda		701654483 - Management
City	HONG KONG		Holding Recon Date		11-Jul-2008
Country	Hong Kong		Vote Deadline Date		07-Jul-2008
SEDOL(s)	4061575 - 6264048		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve and ratify the Capital Contribution Agreement dated 20
JUN 2008 entered into between China Insurance [Holdings]
Company, Limited, the Company, Industrial and Commercial Bank
of China [Asia] Limited and The Tai Ping Insurance Company,
Limited, [The Agreement] and the transactions contemplated
thereunder and the implementation thereof; and authorize the
Directors of the Company, for and on behalf of the Company, to do all such acts and things, to sign and execute all such
documents, instruments and agreements and to take all such
steps as they may consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Agreement and all other matters incidental thereto
			Management	For	For
2.
Approve and ratify the Option Deed dated 20 JUN 2008 entered into between China Insurance [Holdings] Company, Limited, the
Company and Industrial and Commercial Bank of China [Asia]
Limited, [the Option Deed] and the transactions contemplated thereunder and the implementation thereof; and authorize the
Directors of the Company for and on behalf of the Company to do all such acts and things, to sign and execute all such documents, instruments and agreements and to take all such steps as they may consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Option Deed and all other matters incidental thereto
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	9872000	0	07-Jul-2008	07-Jul-2008

SABMILLER PLC
Security	G77395104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Jul-2008
ISIN	GB0004835483		Agenda	701652782 - Management
City	LONDON		Holding Recon Date	29-Jul-2008
Country	United Kingdom		Vote Deadline Date	24-Jul-2008
SEDOL(s)	0483548 - 5837708 - 6145240 - B01DQ76		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the financial statements for the YE 31 MAR 2008, together with the reports of the Directors and the Auditors therein		Management	For	For
2.	Receive and approve the Directors' remuneration report 2008, as specified in the annual report for the YE 31 MAR 2008		Management	For	For
3.	Elect Mr. R. Pieterse as a Director of the Company following his appointment by the Directors		Management	For	For
4.	Elect Ms. M. Ramos as a Director of the Company following her appointment by the Directors		Management	For	For
5.	Re-elect Lord Fellowes as a Director of the Company		Management	For	For
6.	Re-elect Mr. E.A.G. Mackay as a Director of the Company, who retires by rotation		Management	For	For
7.	Re-elect Mr. J.A. Manzoni as a Director of the Company, who retires by rotation		Management	For	For
8.	Re-elect Mr. M.Q. Morland as a Director of the Company		Management	For	For
9.	Re-elect Mr. M.C. Ramaphosa as a Director of the Company		Management	For	For
10.	Re-elect Mr. J.M. Kahn as a Director of the Company		Management	For	For
11.
Declare a final dividend of 42 US Cents per share in respect for the YE 31 MAR 2008 payable on 07 AUG 2008 to shareholders
on the register of Members at the close of business on 11 JUL
2008 in South Africa and the United Kingdom
			Management	For	For
12.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the next general meeting at which accounts are laid before the Company		Management	For	For
13.	Authorize the Directors to determine the remuneration of the Auditors		Management	For	For
14.
Authorize the Directors to adopt the SABMiller plc approved Share
Option Plan 2008 [the Approved Plan] the SABMiller plc Share
Option Plan 2008, the SABMiller plc Share Award Plan 2008, the
SABMilier plc Stock Appreciation Rights Plan 2008 and the
SABMiller plc Associated Companies Employee Share Plan [the
Associates Plan] [together the Plans], as specified [subject, in the case of the Approved Plan, to approval by HM Revenue &
Customs]; to do all such acts and things necessary to implement the plans, including the making of any changes to the rules of the
Plans as may be necessary to obtain any approvals the directors may consider necessary or desirable to obtain, including [in the case of the Approved Plan] such changes to the rules of the
Approved Plan as may be necessary to obtain approval from HM
Revenue & Customs and/or [in the case of all of the Plans] to comply with London Stock Exchange requirements and/or the
requirements of any other stock exchange on which any shares or depositary receipts of SABMiller plc may from time to time be listed and/or institutional requirements; and to establish any number of supplements or appendices to the Plans as they
			Management	For	For

consider appropriate to take advantage of, or comply with, local laws and regulations, for the benefit of employees of the Company
[or of any of its subsidiaries or associated companies participating in the Associates Plan] who are resident or working overseas or who are or would be subject to the laws of any other jurisdiction in relation to their participation in the Plans, and for whom
participation in the plans is undesirable or impractical but only if having regard to al! the circumstances, any supplements,
appendices or other employees' share schemes provide
substantial equality of treatment between UK employees and
employees resident overseas and the overall limits on the number of ordinary shares in the Company which may be subscribed
under the Company's Employees' Share Plans may not be
increased

15.
Approve, pursuant to and in accordance with the Article 12(b) of the Company's Articles of Association and the Section 80 of the
Companies Act 1985, that the powers conferred by the Article
12(b) in respect of the relevant securities shall apply and be exercisable; [Authority expiries the earlier of the conclusion of the next AGM of the Company or 31 OCT 2009]; [which shall be the
Section 80 period for the purposes of the Article 12(a) (iii)] in respect of a total nominal amount of USD 7,528,896 [Section 80 amount for the purposes of the Article 12(a)(ii) for that Section 80 period]
			Management	For	For
S.16
Approve, pursuant to and in accordance with the Article 12(C) of the Company's Articles of Association and the Section 89 of the
Companies Act 1985, that the powers conferred by the Article
12(C) in respect of the equity securities shall apply and be exercisable [Authority expiries the earlier of the conclusion of the next AGM of the Company or 31 OCT 2009] [Section 89 period for the purposes of the Article 12(a)(v) in respect of a nominal amount of USD 7,528,896 [Section 89 amount for the purposes of the
Article 12(a)(iv) for that Section 89 period]
			Management	For	For
S.17
Authorize the Company to make market purchases [Section
163(3) of the Companies Act 1985] of up to 150,577,927 ordinary shares [10% of the issued ordinary share capital of the Company as at 14 MAY 2008] of USD 0.10 each in the capital of the
Company, at a minimum price, exclusive of expenses, which may be paid for each share is USD 0.10 and not more than 105% of the average market value for such shares derived from the
London Stock Exchange Daily Official List, for the 5 business days preceding the date of purchase and that stipulated by Article 5(1)
of the Buy-Back and Stabilization Regulation [EC 2273/2003];
[Authority expires the earlier of the conclusion of the next AGM of the Company or 31 OCT 2009]; and the Company, before the
expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
			Management	For	For
S.18
Amend the existing Articles of Association of the Company, as specified; and approve, for the purpose of Section 165 of the
Companies Act 1985, the Contingent Purchases Contract
between the Company and SABMiller Jersey Limited providing for the Company to have the right to purchase up to 77,368,338 of its own non-voting convertible shares[or any ordinary shares may have converted]; and authorize the Company to enter into such contract; [Authority expires on 31 JAN 2010]
			Management	For	For
S.19
Amend the existing Articles of Association of the Company by adopting the regulations produced to this meeting, as specified as the Articles of Association of the Company, in substitution for and to the exclusion of the existing Articles of Association, with effect from the conclusion of this AGM
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB4	50P	836700	0	17-Jul-2008	17-Jul-2008

BHARTI AIRTEL LTD
Security	Y0885K108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-Aug-2008
ISIN	INE397D01016		Agenda	701662923 - Management
City	NEW DELHI		Holding Recon Date	30-Jul-2008
Country	India		Vote Deadline Date	18-Jul-2008
SEDOL(s)	6442327		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Receive and adopt the audited balance sheet of the Company as at 31 MAR 2008, the profit and loss account, the cash flow
statement for the YE on that date and the report of the Board of
Directors and the Auditors thereon
			Management	For	For
2.	Re-appoint Mr. Bashir Currimjee as a Director, who retires by rotation		Management	For	For
3.	Re-appoint Ms. Chua Sock Koong as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Mr. Rajan Bharti Mittal as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Mr. Rakesh Bharti Mittal as a Director, who retires by rotation		Management	For	For
6.
Appoint M/s. S.R. Batliboi & Associates, Chartered Accountants,
Gurgaon, as the Statutory Auditors of the Company from the
conclusion of this AGM until the conclusion of the next AGM and authorize the Board of Directors/Audit Committee to fix their remuneration
			Management	For	For
7.	Appoint Mr. Mauro Sentinelli as a Director of the Company, liable to retire by rotation		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2387608	0	18-Jul-2008	18-Jul-2008

MISC BHD, KUALA LUMPUR
Security	Y6080H113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Aug-2008
ISIN	MYF3816O1005		Agenda	701667947 - Management
City	KUALA LUMPUR		Holding Recon Date	14-Aug-2008
Country	Malaysia		Vote Deadline Date	11-Aug-2008
SEDOL(s)	6557759 - 6558031 - B02GTB9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the audited financial statements for the FYE 31 MAR 2008, the reports of the Directors and the Auditors thereon		Management	For	For
2.	Declare a final dividend of 20 sen per share [tax exempt] in respect of the FYE 31 MAR 2008		Management	For	For
3.	Re-elect Mr. Ahmad Nizam Bin Salleh, who retires in accordance with Article 95 of the Company's Articles of Association		Management	For	For
4.i	Re-elect Mr. Tan Sri Dato Sri Mohd Hassan Bin Marican as a Director, who retires by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
4.ii	Re-elect Dato' Halipah binti Esa as a Director, who retires by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
4.iii	Re-elect Mr. Krishnan a/l C.K. Menon as a Director, who retires by rotation in accordance with Article 97 of the Company's Articles of Association		Management	For	For
5.	Approve the payment of the Directors' fees for the FYE 31 MAR 2008		Management	For	For
6.	Re-appoint Messrs. Ernst & Young as the Auditors of the Company and authorize the Directors to fix their remuneration		Management	For	For
7.	Re-appoint Dato Sri Liang Kim Bang as a Director of the Company, and to hold office until the next AGM in accordance with Section 129 of the Companies Act, 1965		Management	For	For
8.	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	6017900	0	06-Aug-2008	06-Aug-2008

KOOKMIN BANK
Security	50049M109		Meeting Type		Special
Ticker Symbol	KB		Meeting Date		25-Aug-2008
ISIN	US50049M1099		Agenda		932944829 - Management
City			Holding Recon Date		30-Jul-2008
Country	United States		Vote Deadline Date		19-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE STOCK TRANSFER PLAN TO ESTABLISH A FINANCIAL HOLDING COMPANY THROUGH A COMPREHENSIVE STOCK TRANSFER.		Management	For	For
02	APPROVAL OF AN AMENDMENT IN THE SETTLEMENT METHOD FOR KOOKMIN BANK'S OUTSTANDING STOCK OPTIONS.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	301528	0	18-Aug-2008	18-Aug-2008

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		29-Aug-2008
ISIN	CNE1000002F5		Agenda		701661553 - Management
City	BEIJING		Holding Recon Date		29-Jul-2008
Country	China		Vote Deadline Date		21-Aug-2008
SEDOL(s)	B1JKTQ6 - B1L7ZX4 - B1MT2B6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
S.1
Authorize the Company, within 30 months from the date of
passing of this resolution, to issue domestic corporate bonds [the
'Domestic Corporate Bonds'] in the PRC in the principal amount of not more than RMB 15 billion; authorize the Board of Directors of the Company [the 'Board'], or under appropriate circumstances, more than 2 Directors approved by the Board, to: i) determine and finalize the terms and conditions of the proposed issue of the
Domestic Corporate Bonds, including but not limited to, the final amount of issue, the offering method and the interest rate; and ii)
do all such acts and things, to sign and execute all such other documents, deeds, instruments and agreements [the 'Ancillary
Documents'], to make applications to the relevant regulatory authorities for the approval of the issue of the Domestic Corporate
Bonds and to take such steps as they may consider necessary, appropriate, expedient and in the interests of the Company to give effect to or in connection with the issue of the Domestic Corporate
Bonds or any transactions contemplated thereunder and all other matters incidental thereto, and to agree to any amendments to any of the terms of the Ancillary Documents which in the opinion of the Board are in the interests of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	16341000	0	19-Aug-2008	19-Aug-2008

LARSEN & TOUBRO LTD
Security	Y5217N159		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Aug-2008
ISIN	INE018A01030		Agenda	701668278 - Management
City	MUMBAI		Holding Recon Date	27-Aug-2008
Country	India		Vote Deadline Date	15-Aug-2008
SEDOL(s)	B0166K8 - B0423P7		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the balance sheet as at 31 MAR 2008, the profit & loss account for the YE on that date, the reports of the Board of Directors and the Auditors thereon		Management	For	For
2.	Declare a dividend on equity shares		Management	For	For
3.	Re-appoint Mr. J.P. Nayak as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Mr. Y.M. Deosthalee as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Mr. M.M. Chitale as a Director, who retires by rotation		Management	For	For
6.	Appoint Mr. N. Mohan Raj, as a Director		Management	For	For
7.	Re-appoint Mr. K. Venkataramanan as a Director, who retires by rotation		Management	For	For
8.	Appoint Mr. S. Rajgopal as a Director		Management	For	For
9.	Appoint Mr. A.K. Jain as a Director		Management	For	For
10.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956, read with the Schedule XIII of the said Act, the re-appointment of Mr. A.M. Naik as the Chairman
& Managing Director of the Company with effect from 13 APR
2009 to 31 SEP 2012 on remuneration fixed by the Board, from time to time, within the limits fixed by the Members
			Management	For	For
11.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956, read with the Schedule XIII of the said Act, the re-appointment of Mr. J.P. Nayak as the Whole-
time Director of the Company with effect from 13 NOV 2008 to 31
MAR 2008 on remuneration fixed by the Board, from time to time, within the limits fixed by the Members
			Management	For	For
12.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956 read with the Schedule XIII of the said Act, the re-appointment of Mr. K. Venkataramanan as the
Whole-time Director of the Company with effect from 28 MAY
2009 to 30 JUN 2012 on remuneration as fixed by the Board from time to time within the limits fixed by the Members
			Management	For	For
13.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956 read with the Schedule XIII of the said Act, the re-appointment of Mr. K.V. Rangaswami as the
Whole-time Director of the Company with effect from 08 FEB 2009 to 30 JUN 2011 on remuneration as fixed by the Board from time to time within the limits fixed by the Members
			Management	For	For
14.
Approve, pursuant to Section 269 and other applicable provisions, if any, of the Companies Act 1956 read with the Schedule XIII of the said Act, the re-appointment of Mr. V.K. Magapu as a Whole-
time Director of the Company with effect from 06 JUL 2009 to 30
SEP 2012 on remuneration as fixed by the Board from time to
time within the limits fixed by the Members
			Management	For	For
15.
Authorize the Board of Directors of the Company [the Board,
which term shall be deemed to include any Committee thereof], that in accordance with the applicable provisions of the
Companies Act, 1956, or any amendment or re-enactment thereof and Article 153 of the Articles of Association of the Company and
subject to the guidelines issued by the Securities and Exchange
Board of India [SEBI] in this behalf and subject to such approvals, consents, permissions and sanctions as may be necessary from appropriate authorities, consent, for capitalization of a sum not exceeding INR 61,44,47,064 from the securities premium account, general reserves or any other permitted reserves/ surplus of the
Company for the purpose of issue of bonus shares of INR 2 each, credited as fully paid-up to the holders of the equity shares of the
Company whose names shall appear on the register of Members
on the record date determined by the Board or a Committee
thereof for the purpose, in the proportion of 1 bonus share of INR
2 for every 1 fully paid-up equity share of INR 2 held by them and that the bonus shares so distributed shall, for all purposes, be treated as an increase in the paid up capital of the Company held by each such Member, and not as income; approve the stock
options [whether vested, unvested or yet to be granted] under the
Employee Stock Option Schemes be suitably adjusted; that the bonus shares so allotted shall rank pari passu in all respects with the fully paid-up equity shares of the Company as existing on the record date, save and except that they shall not be entitled to any dividend for the FYE 31 MAR 2008 and any other dividend that may be declared before the Record date; that the bonus shares so allotted shall always be subject to the terms and conditions contained in the Memorandum and Articles of Association of the
Company; that no letter of allotment shall be issued in respect of the bonus shares and in the case of Members who hold shares or opt to receive the shares in dematerialized form, the bonus shares shall be credited to the respective beneficiary accounts of the
Members with their respective Depository Participants and in the case of Members who hold equity shares in certificate form, the share certificates in respect of the bonus shares shall be
despatched, within such time as prescribed by Law and the
relevant authorities; that the issue and allotment of the bonus shares to Non-Resident Members, Foreign Institutional Investors
(FIIs) & other foreign investors, be subject to the approval of the
Reserve Bank of India, as may be necessary; and authorize the
Board to take necessary steps for listing of such shares on the
Stock Exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements with the
concerned Stock Exchanges and other applicable guidelines,
rules and regulations; to do all such acts, deeds, matters and things and to give such directions as may be necessary or
expedient, and to settle any question, difficulty or doubt that may arise in this regard as the Board in its absolute discretion may deem necessary or desirable and its decision shall be final and binding
			Management	For	For

S.16
Authorize the Board, in accordance with the provisions of Section
81(lA) and other applicable provisions, if any, of the Companies
Act, 1956, Foreign Exchange Management Act, 1999, Securities
and Exchange Board of India [Disclosure and Investor Protection]
Guidelines, 2000 [SEBI Guidelines], Listing Agreements entered into by the Company with the Stock Exchange where the
Securities of the Company are listed, enabling provisions in the
Memorandum and Articles of Association, of the Company as also provisions of any other applicable laws, rules and regulations
[including any amendments thereto or re-enactments thereof for the time being in force] and subject to such approvals, consents, permissions and sanctions of the securities and Exchange Board of India [SEBI], Government of India [GOI], Reserve Bank of India
			Management	For	For

[RBI] and an other appropriate and/concerned authorities, or bodies and subject to such conditions and modifications, as may be prescribed. by any of them in granting such approvals,
conserve, permissions and sanctions which may be agreed to by the Board of Directors of the Company [the Board which term shall be deemed to include any Committee which the Board may have
constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution], to offer, issue and allot, by way of Qualified Institutions Placement [QIP], to
Qualified Institutional Buyers [QIBs] in terms of Chapter XIII-A of the SEBI Guidelines, whether or not such Investors are Members of the Company, through one or more placements of equity
shares/fully convertible debentures/partly convertible debentures or any securities other than warrants which are convertible into or exchangeable with equity shares at a later date [herein referred to as Securities] not exceeding USD 600 mn or INR 2400 crore, if higher [including green shoe option], as the Board may determine in accordance with the SEBI Guidelines and where necessary in consultation with the lead Managers, Underwriters, Merchant
Bankers, Guarantors, Financial and/or Legal Advisors, Rating
Agencies/ Advisors, Depositories, Custodians, Principal Paying/
Transfer/Conversion agents, Listing agents, Registrars, Trustees,
Printers, Auditors, Stabilizing agents and all other
Agencies/Advisors; that the QIP issue shall be completed within
12 months from the date of this AGM, and the equity shares so issued shall rank pari passu with the existing equity shares of the
Company in all respects to be offered and allotted to the QIBs shall be in dematerialized form; for the purpose of giving effect to any offer, issue or allotment of Securities, to do all such acts, deeds, matters and things as it may, in absolute discretion, deem necessary or desirable for such purpose, including without
limitation, the determination of the terms thereof, for entering into arrangements for managing, underwriting, marketing, listing and trading, to issue placement documents and to sign all deeds, documents and writings and to pay any fees, commissions,
remuneration, expenses relating thereto and with power on behalf of the Company to settle alt questions, difficulties or doubts that may arise in regard to such offer(s) or issue(s) or allotment(s) as it may, in its absolute discretion, deem fit; authorize the Board to appoint Lead Manager(s) in offerings of Securities and to
remunerate them by way of commission, brokerage, fees or the like and also to enter into and execute all such arrangements, agreements, memoranda, documents. etc. with Lead Manager(s);
of the Company do apply for listing of the Securities as may be issued with the Bombay Stock Exchange limited and National
Stock Exchange of India Limited or any other Stock Exchange(s);
do apply to the National Securities depository limited and/or
Central Depository Services [India] Limited for admission of the above said Securities to be allotted on QIP basis; to create necessary charge on such of the assets and properties [whether present or future] of the Company and approve, to accept, finalize and execute facilities, sanctions, undertakings, agreements, promissory notes, credit limits and any of any documents and papers in connection with issue of securities, and authorize to delegate all or any of the powers herein conferred ,in such manner as it may deem fit

S.17
Re-appoint M/s. Sharp & Tannan, Chartered Accountants, as the
Auditors of the Company including all its branch offices, to hold the office until the conclusion of the next AGM at a remuneration of INR 68,00,000 exclusive of service tax, travelling and other out of pocket expenses
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB4	50P	423000	0	12-Aug-2008	12-Aug-2008

ORASCOM CONSTR INDS S A E
Security	68554N106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	30-Aug-2008
ISIN	US68554N1063		Agenda	701687191 - Management
City	CAIRO		Holding Recon Date	18-Aug-2008
Country	Egypt		Vote Deadline Date	18-Aug-2008
SEDOL(s)	3178380 - B063MZ1 - B09KVP2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve a deferred cash dividend distribution of USD 1.00 per share based on the audited financial statements for the FYE 31 DEC 2007		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the appointment of new Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	215550	0	27-Aug-2008	27-Aug-2008

MARUTI SUZUKI INDIA LTD
Security	Y7565Y100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Sep-2008
ISIN	INE585B01010		Agenda	701683737 - Management
City	NEW DELHI		Holding Recon Date	29-Aug-2008
Country	India		Vote Deadline Date	20-Aug-2008
SEDOL(s)	6633712 - B01Z564		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the audited balance sheet as at 31 MAR 2008 and profit and loss account for the FYE on that date together with the reports of the Directors and the Auditors thereon		Management	For	For
2.	Declare a dividend on equity shares		Management	For	For
3.	Re-appoint Mr. Manvinder Singh Banga as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Mr. Amal Ganguli as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Mr.Davinder Singh Brar as a Director, who retires by rotation		Management	For	For
6.
Re-appoint, pursuant to Section 224 and other applicable
provisions of the Companies Act, 1956, M/s. Price Waterhouse,
Chartered Accountants, as the retiring Statutory Auditors of the
Company to hold Office from the conclusion of the 27th AGM upto the conclusion of the 28th AGM of the Company at a remuneration to be fixed by the Board and reimbursement of out of pocket
expenses incurred in connection with the audit
			Management	For	For
7.	Appoint Mr. Tsuneo Ohashi as a Director of the Company, liable to retire by rotation		Management	For	For
8.	Appoint Mr. Keiichi Asai as a Director of the Company, liable to retire by rotation		Management	For	For
9.	Appoint Mr. Kenichi Ayukawa as a Director of the Company, liable to retire by rotation		Management	For	For
10.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Shinzo Nakanishi as a Managing Director and Chief Executive
Officer of the Company with effect from 19 DEC 2007 for a period of 3 years at a remuneration, as specified
			Management	For	For
11.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Hirotumi Nagao as a Whole-time Director designated as a Director and Managing Executive Officer [Administration] of the Company
with effect from 23 SEP 2007 till close of the business hours on 10
JUL 2008 at a specified remuneration
			Management	For	For
12.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Tsuneo Ohashi as a Whole-time Director designated as a Director and Managing Executive Officer [Production] of the Company with effect from 01 JAN 2008 for a period of 3 year at a specified remuneration
			Management	For	For
13.
Appoint, pursuant to Article 91 of the Articles of Association of the
Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr.
Keiichi Asai as a Whole-time Director designated as a Director and Managing Executive Officer [Engineering] of the Company
with effect from 29 JAN 2008 for a period of 3 year at a specified remuneration
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	0	0	21-Aug-2008	21-Aug-2008

WIMM BILL DANN FOODS
Security	97263M109		Meeting Type		Special
Ticker Symbol	WBD		Meeting Date		04-Sep-2008
ISIN	US97263M1099		Agenda		932944867 - Management
City			Holding Recon Date		01-Aug-2008
Country	United States		Vote Deadline Date		22-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A
IN ORDER TO COMPLY WITH THE FORMAL REQUIREMENTS
OF THE FEDERAL LAW "ON JOINT-STOCK COMPANIES" AS
RELATED TO INTERESTED PARTY TRANSACTIONS AND DUE
TO THE ABSENCE OF THE ACTUAL CONFLICT OF INTEREST,
SEPERATE INDEMNIFICATION AGREEMENTS BETWEEN
WBD FOODS OJSC AND OFFICIALS OF WBD FOODS OJSC
SHALL BE APPROVED.
			Management	For	Management did not provide a recommendation
1B
IN ORDER TO COMPLY WITH THE FORMAL REQUIREMENTS
OF THE FEDERAL LAW "ON JOINT-STOCK COMPANIES" AS
RELATED TO INTERESTED PARTY TRANSACTIONS AND DUE
TO THE ABSENCE OF THE ACTUAL CONFLICT OF INTEREST,
AGREEMENTS ON LEGAL EXPENSES COMPENSATION
BETWEEN WBD FOODS OJSC AND OFFICIALS OF WBD
FOODS OJSC SHALL BE APPROVED.
			Management	For	Management did not provide a recommendation
02	APPROVE THE NEW VERSION OF WBD FOODS OJSC CHARTER.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	137149	0	19-Aug-2008	19-Aug-2008

ANHANGUERA EDUCACIONAL PARTICIPACOES S A
Security	P0355L123		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	05-Sep-2008
ISIN	BRAEDUCDAM18		Agenda	701684032 - Management
City	VALINHOS		Holding Recon Date	03-Sep-2008
Country	Brazil		Vote Deadline Date	02-Sep-2008
SEDOL(s)	B1SY486		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting
1.
Ratify the acquisition A of Educar Institution Educacional S/S
LTDA; Educar, B of Intesc Instituto Techonologico De Educacao
Superior E Pesquisa De Santa Catarina LTDA; Intesc, C of
Sociedade Educacional Garra LTDA; Garra, D of Sesla Sociedade
Educacional De Ensino Superior Do Lago LTDA; Sesla and E of
Sociedade De Ensino Superior Itapeceri CA DA Serra S/S LTDA;
Aesis, in compliance with that which is provided for in Article 256 of Law Number 6404/76
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Ratify the appointment of KPMG Auditors Independents, a
Company registered with tax payer ID Number CNPJ/MF
57.755.217/0001 29 and with the Regional Accounting Council
CRC under Number 2SP014428 O 6 and at the Securities
Commission under Number 4189, with its head headquarters at
Rua Renato Paes De Barros 33,04530 904, in the city of Sao
Paulo, state of Sao Paulo KPMG, a specialized Company
responsible for the evaluation of the book net worth of Pendipi
Participacoes LTD a Limited Business Company with its
headquarters at Rua Coronel Abilio Soares No. 163, room 3,
Centro, CEP 09020 260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.110.464
0001 08, Pendipi, Javelini Participacoes LTDA., a Limited
Business Company with its headquarters at Rua Coronel Abilio
Soares No. 163, room 5, Centro, CEP 09020260, in the
municipality of Santo Andre, state of Sao Paulo, with tax payer ID
Number CNPJ/MF 07.265.347 0001 05, Javelini, Tipori Particip
LTDA., a Limited Business Company with its headquarters at Rua
Coronel Abilio Soares No. 163, room 2, Centro, CEP 09020 260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.267.409/0001 18, Tipori and
uniarte Participacoes LTDA., a Limited Business Company with its headquarters at Rua Coronel Abilio Soares No. 163, room 6,
Centro, CEP 09020260, in the municipality of Santo Andre, state of Sao Paulo, with taxpayer ID Number CNPJ/MF 07.117.011
0001 13, Uniarte and the preparation of the respective valuation reports of the book net worth of Pendipi, Javelini, Tipori and
Uniarte valuation report
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the valuation reports		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve to decide regarding the protocols and justifications of merger of Pendipi, Javelini, Tipori and Uniarte by the Company,
entered into between the Administrations of the Company and of
Pendipi, Javelini, Tipori and Uniarte on 05 AUG 2008 protocols
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.
Approve to decide regarding the merger of the entirety of the assets of Pendipi, Javelini, Tipori and Uniarte into the Company
Mergers, in accordance with the terms and conditions established in the protocols
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Authorize the Administrators of the Company to do all of the acts and to take all of the measures necessary for the implementation and formalization of the Mergers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.
Approve to re-ratify the minutes of the EGM of the Company, held on 29 APR 2008, amend the wording of the main part of the
Article 5 of the Corporate ByLaws in regard to the statement of the share capital of the Company, registering that all of the acts done after the date of 12 APR 2007, must consider this re ratification of the share capital of the Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	758782	0	20-Aug-2008	20-Aug-2008

BARLOWORLD LTD
Security	S08470189		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	08-Sep-2008
ISIN	ZAE000026639		Agenda	701683787 - Management
City	TBA		Holding Recon Date	04-Sep-2008
Country	South Africa		Vote Deadline Date	01-Sep-2008
SEDOL(s)	0079301 - 6079123 - 6080158 - 6440848 - 7512360 - B01DDC0 - B1809V2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.S.1
Approve the terms of the black ownership initiative [set out in the
Circular] and included in the terms of the agreements referred to in Annexure 4 of the Circular constitute financial assistance to be given by the Company for the purpose of or in connection with the purchase of or subscription for any shares in the Company, those terms are hereby sanctioned by the shareholders of the Company in accordance with the provisions of Section 38(2A)(b) of the
Companies Act including, without limitation, the terms of any financial assistance arising from: i) the transaction involving the allotment and issue of Barloworld ordinary shares to the Black
Managers Trust ii) the transaction involving the allotment and issue of Barloworld ordinary shares to the Black Non-Executive
Directors Trust iii) the transaction involving the allotment and issue of Barloworld ordinary shares to the Education Trust iv) the transaction involving the allotment and issue of Barloworld
ordinary shares to funding SPV's held indirectly or directly by the
SBP's and the CSG's v) the transactions involving the repurchase of acquisition or the shares vi) the transactions involving the allotment and issue of further Barloworld ordinary shares to the funding SPV's vii) the transactions involving the making of loans to the funding SPV's and viii) the transactions involving the making of loans by the funding SPV's
			Management	For	For
2.S.2
Approve as contemplated in Section 85(2) of the Companies Act
[as that provision is amended, modified, re-enacted or substituted from time to time], Rule 5.69 of the Listings Requirements [as that rule amended, modified, re-enacted or substituted from time to time] and the Articles of Association for the Company to
repurchase or acquire Barloworld Ordinary Shares- i) from the funding SPV's, the Black Managers Trust and the Education Trust
from the dates and in accordance with the terms and conditions of the initial subscription agreements, the reversionary pledge and cession agreements, the relationship agreements, the SPV loan facility agreements, the ranking agreement, the BMT subscription and repurchase agreement and the Education Trust subscription and repurchase agreement, ii) subject to the passing of ordinary resolution number 3 proposed at the general meeting at which this special resolution number 2 is proposed, from the additional internal partner on terms and conditions that are substantially the same as those upon which the Company is entitled to repurchase or acquire Barloworld ordinary shares from the funding SPV's, as contemplated in (i) above
			Management	For	For
3.O.1	Authorize the Directors to allot and issue Barloworld ordinary shares to the funding SPV's, the Black Managers Trust, the Education Trust and the General Staff Trust		Management	For	For
4.O.2
Authorize the Directors of the Company by way of a specific
authority in terms of Section 221 and, if applicable, Section 222 of the Companies Act [as those provisions are amended, modified, re-enacted or substituted from time to time] and a specific
authority in terms of rule 5.51 of the Listings Requirements [as that rule is amended, modified, re-enacted or substituted from time to time] to allot and issue, for a cash consideration of ZAR
83.31 per Barloworld ordinary share 108,030 Barloworld Ordinary
Shares to the trustees of the Black Non-Executive Directors Trust in accordance with the terms and conditions of the Black Non-
Executive Directors subscription agreement, and that all of the
Barloworld Ordinary Shares referred to above and are hereby
placed under the control of the Directors for allotment and issue as described above
			Management	For	For

5.O.3
Authorize the Directors of the Company in terms of Section 221 and, if applicable, section 222 of the Companies Act [as those provisions are amended, modified, re-enacted or substituted from time to time] and a specific authority in terms of rule 5.51 of the
Listings Requirements [as that rule is amended, modified, re-
enacted or substituted from time to time] to allot and issue, for cash, up to 997, 388 Barloworld ordinary shares to the additional internal partner or terms and conditions that are substantially the same as those upon which Barloworld is entitled to allot and issue
Barloworld ordinary shares to the funding SPV's, as contemplated in Ordinary Resolution1, and that all of the Barloworld Ordinary
Shares referred to above be and are hereby placed under the
control of the Directors for allotment and issue as described above
			Management	For	For
6.O.4
Authorize the Directors to allot and issue Barloworld ordinary shares to the funding SPV's in accordance with the relevant
maturity dat subscription agreements and, subject to the passing of Ordinary Resolution 3, to the additional internal partner on the same terms and conditions as above
			Management	For	For
7.O.5
Authorize the Directors to purchase some or all of the shares in and claims against the funding SPV's of the strategic black
partners and, subject to the passing of Ordinary Resolution 3, some or all of the shares in and claims against the funding SPV of the additional internal partner on the same terms and conditions as above
			Management	For	For
8.O.6
Authorize any Director of the Company to do all such things, and sign all such documents, procure the doing of all such things and the signature of all such documents as may be necessary or
incidental to give effect to all of the special resolutions and the ordinary resolutions which are proposed and passed at the
general meeting at which this Ordinary Resolution 6 is proposed
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1632000	0	22-Aug-2008	22-Aug-2008

NTPC LTD
Security	Y6206E101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Sep-2008
ISIN	INE733E01010		Agenda	701699374 - Management
City	NEW DELHI		Holding Recon Date	15-Sep-2008
Country	India		Vote Deadline Date	09-Sep-2008
SEDOL(s)	B037HF1 - B03WDV4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive, approve and adopt the audited balance sheet as at 31 MAR 2008, and the profit and loss account for the FYE on that date together with report of the Board of Directors and the Auditors thereon		Management	For	For
2.	Approve the payment of interim dividend and declare final dividend for the year 2007-08		Management	For	For
3.	Re-appoint Dr. R.K. Pachauri as a Director, who retires by rotation		Management	For	For
4.	Re-appoint Prof. Ashok Misra as a Director, who retires by rotation		Management	For	For
5.	Re-appoint Shri R.C. Shrivastav as a Director, who retires by rotation		Management	For	For
6.	Approve to fix their remuneration of the Auditors		Management	For	For
7.
Authorize the Board of Directors of the Company, pursuant to
Section 293(1)(d) and other applicable provisions, if any, of the
Companies Act, 1956, the Articles of Association of the Company
and the requirements of lenders, if any, the consent of the
Company for borrowing, whether by way of term loan/line of credit/
equipment finance/ project finance/ bridge loans/ cash credit facilities/ public deposits or otherwise from Financial Institutions/
Banks or from public bodies Corporate or from Government body/
Corporation or Government of India or by way of external
commercial borrowings or from multilateral/ Bilateral agencies within the India or abroad or by way of issue of bonds in domestic or international markets on such terms and conditions and with or without security as the Board of Directors may think fit, which together with the moneys already borrowed by the Company [a
part from the temporary loans obtained from the bankers of the
Company in the ordinary course of business] at any time shall not exceed in the aggregate INR 1,00,000 crore irrespective of the fact that such aggregate amount of borrowings outstanding at any one time may exceed the aggregate for the time being of the paid-
up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose; further resolved that pursuant to the provision of the Section 293 (1)(a) and other applicable provisions of the, if any, of the Companies Act, 1956, the consent of the Company to mortgage and/or create charge on all or any 1 or more of the movable and/or immovable properties or such other assets of the Company, wheresoever situated, both present and future, on such terms and conditions and at such time or times and in such form or manner as it may deem fit, to or on favour of National/International Financial Institutions/ Banks/
trustees for the bond holders [in case of issue of bonds] etc.
hereinafter referred to as the lenders to secure any term loans/
cash credit facilities/ debentures/ bonds or otherwise, obtained/ to be obtained from any of the foresaid lenders together with the interest thereon at the respective agreed rate(s), compound
interest, additional interest, liquidated damage(s), commitment charge(s), premia on prepayment or on redemption, cost,
			Management	For	For

charge(s), expenses and all other monies payable by the
Company to such lenders under the respective loan/ other
agreement(s) entered/ to be entered in to between the Company and the lender(s) in respect of the said borrowing(s), such security to rank in such manner as may be agreed to between the
concerned parties and as may be thought expedient by the Board;
and it shall always be deemed to have been so authorized to
finalize and execute with the lenders/ trustees for the holders of the bonds, the requisite agreement, documents, deeds and
writings for borrowings and/or creating the aforesaid mortgage(s)
and/or charge(s) and to do all such other acts, deeds and things as may be necessary to give effect to the above Resolution

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	4362500	0	09-Sep-2008	09-Sep-2008

P.T. TELEKOMUNIKASI INDONESIA, TBK
Security	715684106		Meeting Type		Special
Ticker Symbol	TLK		Meeting Date		19-Sep-2008
ISIN	US7156841063		Agenda		932953119 - Management
City			Holding Recon Date		02-Sep-2008
Country	Indonesia		Vote Deadline Date		10-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	FILLING THE VACANT POSITION ON THE BOARD OF COMMISSIONERS.		Management	For	For
02
EXTENSION OF THE TERM OF THE COMPANY'S BOARD OF
COMMISSIONERS, WHICH MEMBERS WERE ELECTED IN
THE EXTRAORDINARY GENERAL MEETING OF
SHAREHOLDERS DATED 10 MARCH 2004, UNTIL THE
CLOSING OF THE COMPANY'S ANNUAL GENERAL MEETING
OF SHAREHOLDERS IN 2009.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	634750	0	09-Sep-2008	09-Sep-2008

BHARTI AIRTEL LTD
Security	Y0885K108		Meeting Type		Other Meeting
Ticker Symbol			Meeting Date		24-Sep-2008
ISIN	INE397D01016		Agenda		701691734 - Management
City	TBA		Holding Recon Date		08-Aug-2008
Country	India		Vote Deadline Date		10-Sep-2008
SEDOL(s)	6442327		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTIO-NS BY THE INDICATED CUTOFF DATE.
THANK YOU
Non-Voting
1.
Appoint, pursuant to the provisions of Sections 198, 258, 269,
309, 310 311, Schedule XIII and other applicable provisions of the
Companies Act 1956, including any statutory modification or re-
enactment thereof or any other law and subject to such
consent(s), approval(s) and permission(s) as may be necessary in this regard and subject to such conditions as may be imposed by any authority while granting such consent(s), permission(s) and approval(s) and as agreed to by the Board of Directors [Board which term shall unless repugnant to the context or meaning
thereof, be deemed to include any Committee thereof and any
persons authorized by the Board in this behalf], Mr. Manoj Kohli as a Joint Managing Director of the Company for a further period of 5 years effective 01 AUG 2008, on the remuneration; and
authorize the Board to vary, alter and modify the terms and
conditions of appointment including remuneration/remuneration structure of Mr. Manoj Kohli as a Joint Managing Director within the limits prescribed as specified; and to do all such acts, deeds, matters and things as may be deemed necessary to give effect to the above resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2387608	0	09-Sep-2008	09-Sep-2008

TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209		Meeting Type		Special
Ticker Symbol	TEVA		Meeting Date		25-Sep-2008
ISIN	US8816242098		Agenda		932949398 - Management
City			Holding Recon Date		18-Aug-2008
Country	Israel		Vote Deadline Date		16-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO APPOINT MR. JOSEPH (YOSI) NITZANI AS A STATUTORY INDEPENDENT DIRECTOR FOR A TERM OF THREE YEARS.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	532100	0	05-Sep-2008	05-Sep-2008

GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	06-Oct-2008
ISIN	MXP370711014		Agenda	701711877 - Management
City	MONTERREY		Holding Recon Date	23-Sep-2008
Country	Mexico		Vote Deadline Date	30-Sep-2008
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
I.	Approve to pay a cash dividend in the amount of MXN 0.47 per share		Management	For	For
II.	Approve the report from the outside Auditor regarding the fiscal situation of the Company		Management	For	For
III.	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting		Management	For	For
IV.	Approve the meeting minutes		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	6179540	0	26-Sep-2008	26-Sep-2008

HENGAN INTL GROUP CO LTD
Security	G4402L128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		20-Oct-2008
ISIN	KYG4402L1288		Agenda		701723923 - Management
City	HONG KONG		Holding Recon Date		16-Oct-2008
Country	Cayman Islands		Vote Deadline Date		10-Oct-2008
SEDOL(s)	5754045 - 6136233		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve and ratify the proposed acquisition of 51% of the entire issued share capital of QinQin Foodstuffs Group Company Limited pursuant to a conditional sale and purchase agreement [the
Agreement] dated 12 SEP 2008, [as specified] and entered into between Ever Town Investments Limited, a wholly-owned
subsidiary of the Company [as the purchaser], Total Good Group
Limited (as the vendor), and Mr. Wu Huolu, Ms. Chim Chunyi, Mr.
Ng Hingyam, Mr. Go Onsui, Mr. Wu Sichuan and Mr. Wu Yinhang
[as guarantors], and all transactions contemplated there under
[including the entering into of a shareholders' agreement, a deed of indemnity and a deed of non-competition] and in connection therewith, as more particularly set out in the circular of the
Company dated 03 OCT 2008, [as Specified], and authorize the
Directors of the Company or any other person authorized by the
Board of Directors of the Company from time to time for and on behalf of the Company to take any action or sign any document
[under seal, if necessary] as they may deem appropriate,
desirable or expedient in connection with the Agreement and the transactions contemplated there under [including the entering into of a shareholders' agreement, a deed of indemnity and a deed of non-competition]
			Management	Against	Against
Comments-Related party transactions in non-core business is not good for shareholders, so we vote against.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	7089000	0	10-Oct-2008	10-Oct-2008

IMPALA PLATINUM HLDGS LTD
Security	S37840113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Oct-2008
ISIN	ZAE000083648		Agenda	701696835 - Management
City	JOHANNESBURG		Holding Recon Date	21-Oct-2008
Country	South Africa		Vote Deadline Date	16-Oct-2008
SEDOL(s)	B1DH4F7 - B1FFT76 - B1GH8B8 - B1GK3Z6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
O.1	Receive and approve the financial statements for the YE 30 JUN 2008		Management	For	For
O.2.1	Re-elect Ms. M.V. Mennell as a Director		Management	For	For
O.2.2	Re-elect Mr. D.H. Brown as a Director		Management	For	For
O.2.3	Re-elect Mr. T.V. Mokgallha as a Director		Management	For	For
O.2.4	Re-elect Mr. L.J. Paton as a Director		Management	For	For
O.2.5	Re-elect Mr. L.C. Van Vught as a Director		Management	For	For
O.3	Approve to determine the remuneration of the Non-Executive Directors		Management	For	For
S.1
Authorize the Director of the Company, in terms of the Company's
Articles of Association, by way of a general authority to
repurchase issued shares in the Company or to permit a
subsidiary of the Company to purchase shares in the Company, as and when deemed appropriate, subject to the following
initiatives: that any such repurchase be effected through the order book operated by the JSE Limited [JSE] trading system and done without any prior understanding or agreement between the
Company and the counterparty; that a paid announcement giving such details as may be required in terms of JSE Listings
Requirements be published when the Company or its subsidiaries have repurchased in aggregate 3% of the initial number of shares in issue, as at the time that the general authority was granted and for each 3% in aggregate of the initial number of shares which are acquired thereafter; that a general repurchase may not in the aggregate in any 1 FY exceed 10% of the number of shares in the
Company issued share capital at the time this authority is given, provided that a subsidiary of the Company may not hold at any one time more than 10% of the number of issued shares of the
Company; no purchase will be effected during a prohibited period
[as specified by the JSE Listings Requirements] unless a
repurchase programme is in place, where dates and quantities of shares to be traded during the prohibited period are fixed and full details of the programme have been disclosed in an
announcement over SENS prior to the commencement of the
prohibited period; at any one point in time, the Company may only appoint one agent to effect repurchases on the Company's behalf, the Company may only undertake a repurchase of securities if, after such repurchase, the spread requirements of the Company comply with JSE Listings Requirements; in determining the price at which shares may be repurchased in terms of this authority, the maximum premium permitted is 10% above the weighted average
traded price of the shares as determined over the 5 days prior to the date of repurchase; and may such repurchase shall be subject to the Companies Act and the applicable provisions of the JSE
Listings Requirements, the Board of Directors as at the date of this notice, has stated its intention to examine methods of
			Management	For	For

returning capital to the shareholders in terms of the general authority granted at the last AGM; the Board believes it to be in the best interest of implants that shareholders pass a special resolution granting the Company and/or its subsidiaries with the flexibility, subject to the requirements of the Companies Act and the JSE, to purchase shares should it be in the interest of implants and/or subsidiaries at any time while the general authority
subsists; the Directors undertake that they will not implement any repurchase during the period of this general authority unless: the
Company and the Group will be able, in the ordinary course of business to pay their debts for a period of 12 months after the date of the AGM; the assets of the Company and the Group will be in excess of the combined liabilities of the Company and the
Group for a period of 12 months after the date of the notice of the
AGM, the assets and liabilities have been recognized and
measured for this purpose in accordance with the accounting
policies used in the latest audited annual group financial
statements; the Company's and the Group's ordinary share capital and reserves will, after such payment, be sufficient to meet their needs fro a period of 12 months following the date of the AGM;
the Company and the Group will, after such payment, have
sufficient working capital to meet their needs for a period of 12 months following the date of the AGM; and the sponsor of the
Company provides a letter to the JSE on the adequacy of the
working capital in terms of Section 2.12 of the JSE Listings
Requirements; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1024416	0	10-Oct-2008	10-Oct-2008

MURRAY & ROBERTS HOLDINGS LTD
Security	S52800133		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Oct-2008
ISIN	ZAE000073441		Agenda	701722349 - Management
City	JOHANNESBURG		Holding Recon Date	24-Oct-2008
Country	South Africa		Vote Deadline Date	21-Oct-2008
SEDOL(s)	B0N3K50 - B10QZN2 - B18XLH1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the annual financial statements and statutory reports for YE 30 JUN 2008		Management	For	For
2.1	Elect Mr. David Barber as a Director		Management	For	For
2.2	Elect Mr. Brian Bruce as a Director		Management	For	For
2.3	Elect Mr. SJ Flanangan as a Director		Management	For	For
2.4	Elect Ms. IN Mkhize as a Director		Management	For	For
2.5	Elect Mr. Roger Rees as a Director		Management	For	For
2.6	Elect Mr. RT Vice as a Director		Management	For	For
3.	Re-appoint the Deloitte and Touche as External Auditors; and authorize the Board to fix their remuneration		Management	For	For
4.	Approve the fees payable to Non Executive Directors		Management	For	For
5.S.1	Authorize the repurchase of up to 10% of issued share capital		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY
RESOLUTION CHANGED TO SPEC-IAL RESOLUTION. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN T-HIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YO-U.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	943000	0	16-Oct-2008	16-Oct-2008

X5 RETAIL GROUP N V
Security	98387E205		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	29-Oct-2008
ISIN	US98387E2054		Agenda	701724773 - Management
City	THE HAGUE		Holding Recon Date	01-Oct-2008
Country	Netherlands		Vote Deadline Date	15-Oct-2008
SEDOL(s)	B07T3T9 - B083BP2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Opening and announcements		Non-Voting
2.A	Appoint a New Member of the Supervisory Board		Management	For	For
2.B	Approve the remuneration of the New Member of the Supervisory Board		Management	For	For
3.	Approve the remuneration of Messrs. Herve Defforey and Carlos Criado-Perez Trefault		Management	For	For
4.	Amend the Articles of Association		Management	For	For
5.	Any other business and conclusion		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	407197	0	13-Oct-2008	13-Oct-2008

ISRAEL CHEMICALS LTD
Security	M5920A109		Meeting Type		Special General Meeting
Ticker Symbol			Meeting Date		10-Nov-2008
ISIN	IL0002810146		Agenda		701715231 - Management
City	TBA		Holding Recon Date		24-Oct-2008
Country	Israel		Vote Deadline Date		04-Nov-2008
SEDOL(s)	6455530 - 6460211 - B020267		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
1.
Approve to update the framework resolution of the Company
relating to the purchase of D&O insurance cover so as to increase the amount of separate cover that the Company is authorized to purchase up to an amount not to exceed ILS 200 million, the
amount in respect of the year commencing 01 SEP 2008 will be
ILS 185 million and the premium ILS 300,000
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1889900	0	31-Oct-2008	31-Oct-2008

SIME DARBY BHD NEW
Security	Y7962G108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-Nov-2008
ISIN	MYL4197OO009		Agenda	701734798 - Management
City	KUALA LUMPUR		Holding Recon Date	10-Nov-2008
Country	Malaysia		Vote Deadline Date	05-Nov-2008
SEDOL(s)	4775434 - 6808769 - 6808770 - B02HLJ4 - B29R1J1 - B29TTR1 - B29Z2W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the YE 30 JUN 2008 together with the reports of the Directors and the Auditors thereon		Management	For	For
2.
Declare a final gross dividend of 34.0 sen per share, less
Malaysian income tax at 25%, and special gross dividend of 4.0 sen per share, less Malaysian income tax of 25%, and 6.0 sen per share Malaysian tax exempt, for the YE 30 JUN 2008
			Management	For	For
3.	Approve the annual remuneration for the Non-Executive Directors at an amount not exceeding MYR 3,000,000 in aggregate		Management	For	For
4.	Re-appoint Mr. Tun Musa Hitam as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
5.	Re-appoint Mr. Tun Dato Seri Ahmad Sarji Abdul Hamid as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
6.	Re-appoint Dr. Arifin Mohamad Siregar as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
7.	Re-appoint Dato Mohamed Sulaiman as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965, to hold office until the conclusion of the next AGM		Management	For	For
8.	Re-elect Tan Sri Dato Dr. Wan Mohd. Zahid Mohd. Noordin as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
9.	Re-elect Tan Sri Datuk Dr. Ahmad Tajuddin Ali as a Director, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
10.	Re-elect Datuk Seri Panglima Sheng Len Tao, who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
11.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the ensuing FY and authorize the Directors to fix their remuneration		Management	For	For
S.12	Amend the Article 78 of the Articles of Association of the Company as specified		Management	For	For
13.
Authorize the Directors, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant Governmental/regulatory authorities, pursuant to Section 132D of the Act, to allot and issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit, provided that the aggregate number of shares to be issued does not exceed
10% of the issued share capital of the Company for the time being
			Management	For	For
14.
Authorize the Company, subject always to the Companies Act,
1965 [Act], the Articles of Association of the Company, other applicable laws, guidelines, rules and regulations, and the
approvals of the relevant governmental/regulatory authorities, such number of  ordinary shares of MYR 0.50 each in the
Company as may be determined by the Directors of the Company from time to time through Bursa Malaysia Securities Berhad upon such terms and conditions as the Directors may deem fit and
expedient in the interests of the Company provided that: the aggregate number of ordinary shares which may be purchased
and/or held by the Company as treasury shares shall not exceed
10% of the issued and paid-up ordinary share capital of the
Company at the time of purchase; and the maximum funds to be allocated by the Company for the purpose of purchasing its own shares shall not exceed the total retained profits and share premium of the Company at the time of purchase; and that, upon completion of the purchase by the Company of its own shares, authorize the Directors to deal with the shares so purchased in their absolute discretion in the following manner; to retain the ordinary shares in the Company so purchased by the Company as treasury shares; and/or to cancel them; and/or to resell them;
and/or to distribute them as a share dividends; and/or in any other manner as prescribed by the Act, rules regulations and orders made pursuant to the Act and the Listing Requirements and any other relevant authority for the time being in force; and that, such authority conferred by this resolution shall commence upon the passing of the resolution and shall continue to be in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held] or the authority is revoked or varied by ordinary resolution passed by the shareholders of the
Company in general meeting, which ever is earliest; authorize the
Directors of the Company to take all such steps as are necessary or expedient or implement, finalise and give effect to the Proposed
Share Buy-Back with full powers to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities
			Management	For	For

15
Approve and ratify, all the recurrent related party transactions of a revenue or trading nature as set out in Section 3.2 of the circular to shareholders dated 20 OCT 2008 [circular] which were entered into by the Company and/or its subsidiary Companies which
involved the interest of Directors, major shareholders or persons connected with the Directors and/or major shareholders of the
Company and/or its subsidiary [related parties] from 30 NOV
2007, the date of listing of the Company's shares in the main
Board of Bursa Malaysia Securities Berhad until the date of this
AGM, which were necessary for the Group's day-to-day
operations and were carries out in the ordinary course of
business, on terms not more than those generally available to the public and are not detrimental to the minority shareholder of the
Company; authorize the Company, subject always to the
Companies Act, 1956 [Act], the Articles of Association of the
Company, other applicable laws, guidelines, rules and regulations, and the approvals of the relevant governmental/regulatory
authorities and /or subsidiary companies to enter into all
arrangements and/or transactions involving the interests of the related parties as specified in Section 3.2 of the circular, provided that such arrangements and/or transactions are; recurrent
transactions of a revenue or trading nature; necessary for the day-
to-day operations; carried out in the ordinary course of business on normal commercial terms which are not more favorable to the related parties than those generally available to the public; and not detrimental to the minority shareholders of the Company
[Mandate] and that, the Mandate, unless revoked or varies by the
			Management	For	For

Company in a general meeting, shall continue in force until;
[Authority expires the earlier of the conclusion of the next AGM of the Company, or the expiry of the period within which the next
AGM is required by law to be held]; pursuant to Section 143(1) of the Act, [but shall not extend to such extensions as may be
allowed pursuant to Section 143(2) of the Act]; or the Mandate is revoked or varied by ordinary resolution passed by the
shareholders of the Company in general meeting, which ever is earlier; authorize the Directors of the Company to complete and do all such documents as may be required] as they consider
expedient or necessary to give effect to the mandate

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	9621139	0	31-Oct-2008	31-Oct-2008

SHINSEGAE CO LTD, SEOUL
Security	Y77538109		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		18-Nov-2008
ISIN	KR7004170007		Agenda		701765159 - Management
City	TBA		Holding Recon Date		31-Oct-2008
Country	Korea, Republic Of		Vote Deadline Date		06-Nov-2008
SEDOL(s)	6805049 - B124Z45		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK-YOU.			Non-Voting
1.	Approve the Merger		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	34200	0	14-Nov-2008	14-Nov-2008

PETROLEO BRASILEIRO S.A. - PETROBRAS
Security	71654V408		Meeting Type		Special
Ticker Symbol	PBR		Meeting Date		24-Nov-2008
ISIN	US71654V4086		Agenda		932971547 - Management
City			Holding Recon Date		30-Oct-2008
Country	Brazil		Vote Deadline Date		18-Nov-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
APPROVAL OF THE PROTOCOL AND THE JUSTIFICATION OF
INCORPORATION, DATED OCTOBER 2 2008, SIGNED BY
PETROBRAS, AS THE SURVIVING COMPANY, AND BY '17 DE
MAIO PARTICIPACOES S.A'., AS THE ACQUIRED COMPANY,
TOGETHER WITH THE RESPECTIVE PERTINENT
DOCUMENTS, AND THE APPROVAL OF '17 DE MAIO
PARTICIPACOES S.A.' INCORPORATION OPERATION.
			Management	For	For
02	APPROVAL OF THE APPOINTMENT OF A SPECIALIZED COMPANY TO EVALUATE THE ASSETS AND THE APPROVAL OF THE RESPECTIVE EVALUATION REPORT, UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW NO. 6.404/76.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	1248684	0	14-Nov-2008	14-Nov-2008

SASOL LTD
Security	803866102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Nov-2008
ISIN	ZAE000006896		Agenda	701762343 - Management
City	JOHANNESBURG		Holding Recon Date	26-Nov-2008
Country	South Africa		Vote Deadline Date	20-Nov-2008
SEDOL(s)	5734304 - 6777450 - 6777461 - B03NQB8		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and approve the annual financial statements of the Company and of the Sasol Group for the YE 30 JUN 2008, together with the reports of the Directors and Auditors		Management	For	For
2..1	Re-elect Mr. LPA. Davies as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.2	Re-elect Mr. AM. Mokaba as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.3	Re-elect Mr. TH. Nyasulu as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
2.4	Re-elect Mr. KC. Ramon as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		Management	For	For
3.1	Re-elect Mr. BP. Connellan as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.2	Re-elect Mr. MSV Gantsho as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.3	Re-elect Mr. A. Jain as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
3.4	Re-elect Mr. JE. Schrempp as a Director, who retires in terms of Article 75(i) of the Company's Articles of Association		Management	For	For
4.	Re-appoint KPMG Inc as the Auditor		Management	For	For
5.S.1	Approve the existing Article 160 of the Company's Articles of Association is deleted in its entirety and replaced with the rights, privileges and conditions as specified		Management	For	For
6.S.2
Authorize the Directors of the Company, or a Subcommittee of
Directors, by way of a specific approval in terms of section 85(2)
of the Companies Act, 1973, as amended [the Act, the Listings
Requirements of the JSE, as amended, [the Listings
Requirements] and Article 36(a) of the Company's Articles of
Association; approve the purchase of 31,500,000 ordinary shares of no par value in the issued ordinary share capital of the
Company from Sasol Investment Company [Proprietary] Limited, funded out of its reserves to the extent possible, at the closing price of a Sasol ordinary share on the day preceding the day on which the Directors, or a Subcommittee of Directors, approve said repurchase
			Management	For	For
7.S.3
Authorize the Directors of the Company in terms of the authority granted in Article 36(a) of the Articles of Association of the
Company, to approve the purchase by the company, or by any of its subsidiaries, of the Company's ordinary shares, subject to the provisions of the Act, and subject to the Listings Requirements, provided that: any repurchases of shares in terms of this authority be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counter-party, such repurchases
being effected by only one appointed agent of the Company at any point in time and may only be effected if after the repurchase the Company still complies with the minimum spread requirements
			Management	For	For

of the JSE; the general authority shall be limited to a maximum of
4% of the Company's issued share capital of the shares in the applicable class at the time that the authority is granted and such repurchase by the Company, or any of its subsidiaries shall not, in aggregate in any FY, exceed 20% of the Company s issued share capital of the shares in the applicable class; d) any acquisition must not be made at a price more than 10% above the weighted average of the market value of the share for the 5 business days immediately preceding the date of such acquisition; the
repurchase of shares may not be effected during a prohibited period unless such a purchase is in accordance with the Listings
Requirements; such details as may be required in terms of the
Listings Requirements of the JSE are announced when the
Company or its subsidiaries have cumulatively repurchased 3% of the shares in issue at the time the authority was given; and the general authority may be varied or revoked by special resolution, prior to the next AGM of the Company; [Authority expires the earlier of the next AGM of the Company, or 15 months]

8.O.1	Approve to revise the annual emoluments payable by the Company or subsidiaries of the Company [as specified] to the Non-Executive Directors of the Company with effect from 01 JUL 2008 as specified		Management	For	For
9.O.2
Authorize any Director or the Secretary of the Company or
Committee of the Board to do all such things and sign all such documents as are necessary to give effect to Special Resolutions
Number 1, 2 and 3
			Management	For	For
	Transact any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	744820	0	17-Nov-2008	17-Nov-2008

CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD
Security	Y1456Z128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		09-Dec-2008
ISIN	HK0966037878		Agenda		701770302 - Management
City	HONG KONG		Holding Recon Date		05-Dec-2008
Country	Hong Kong		Vote Deadline Date		01-Dec-2008
SEDOL(s)	4061575 - 6264048		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY-FOR RESOLUTION 1. THANK YOU.			Non-Voting
1.
Approve and ratify the Joint Bidding Agreement and the
Supplemental Agreement [as specified], and the transactions
contemplated there under and the implementation thereof; and
authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts,
matters, and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in
connection with the implementation of the Joint Bidding
Agreement and the Supplemental Agreement, and all other
transactions and other matters contemplated under or ancillary to the Joint Bidding Agreement and the Supplemental Agreement, to
waive compliance from and/or agree to any amendment or
supplement to any of the provisions of the Joint Bidding
Agreement and the Supplemental Agreement, which in their
opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
			Management	Against	Against
Comments-We do not believe that this investment in office properties is in the best interests of shareholders. So we vote against.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	6434456	0	24-Nov-2008	24-Nov-2008

COMPANHIA VALE DO RIO DOCE
Security	204412209		Meeting Type	Special
Ticker Symbol	RIO		Meeting Date	29-Dec-2008
ISIN	US2044122099		Agenda	932983871 - Management
City			Holding Recon Date	05-Dec-2008
Country	Brazil		Vote Deadline Date	19-Dec-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION OF THE CONSOLIDARION OF MINERACAO ONCA PUMA S.A. INTO VALE PURSUANT TO ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE LAW.		Management	For	For
02	TO RATIFY THE APPOINTMENT OF ACAL CONSULTORIA E AUDITOR S/S, THE EXPERTS HIRED TO APPRAISE THE VALUE OF MINERACAO ONCA PUMA S.A.		Management	For	For
03	TO DECIDE ON THE APPRAISAL REPORT, PREPARED BY THE EXPERT APPRAISERS.		Management	For	For
04	THE APPROVAL FOR THE CONSOLIDATION OF MINERACAO ONCA PUMA S.A. INTO VALE, WITHOUT A CAPITAL INCREASE OR THE ISSUANCE OF NEW VALE SHARES.		Management	For	For
05
TO RATIFY THE APPOINTMENT OF A MEMBER AND AN
ALTERNATE OF THE BOARD OF DIRECTORS, DULY
NOMINATED DURING THE BOARD OF DIRECTORS
MEETINGS HELD ON APRIL 17, 2008 AND MAY 21, 2008 IN
ACCORDANCE WITH SECTION 10 OF ARTICLE 11 OF VALE'S
BY-LAWS.
			Management	For	For
06	AMEND ARTICLE 1 OF VALE'S BY-LAWS TO REPLACE THE ACRONYM "CVRD" FOR "VALE" IN ACCORDANCE WITH THE NEW GLOBAL BRAND UNIFICATION.		Management	For	For
07	TO ADJUST ARTICLES 5 AND 6 OF VALE'S BY-LAWS TO REFLECT THE CAPITAL INCREASE RESOLVED IN THE BOARD OF DIRECTORS MEETINGS HELD ON JULY 22, 2008 AND AUGUST 05, 2008.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	1872500	0	17-Dec-2008	17-Dec-2008

MILLICOM INTERNATIONAL CELLULAR S.A.
Security	L6388F110		Meeting Type	Special
Ticker Symbol	MICC		Meeting Date	16-Feb-2009
ISIN	LU0038705702		Agenda	932996121 - Management
City			Holding Recon Date	13-Jan-2009
Country	United States		Vote Deadline Date	13-Feb-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO RENEW THE AUTHORIZATION GRANTED TO THE BOARD TO ISSUE NEW SHARES		Management	Against	Against
Comments-We choose to vote against this item because the combination of items 1 and 2 would authorize a greater than 10% issuance of new shares without pre-emptive rights, in excess of our guidline.
02	IN RELATION TO ITEM 1, TO RECEIVE THE SPECIAL REPORT OF THE BOARD		Management	Against	Against
Comments-We choose to vote against this item because the combination of items 1 and 2 would authorize a greater than 10% issuance of new shares without pre-emptive rights, in excess of our guidline.
03	IN RELATION TO ITEM 1, TO AMEND THE 4TH PARAGRAPH OF ARTICLE 5		Management	For	For
04	IN RELATION TO ITEM 1, TO AMEND THE 5TH PARAGRAPH OF ARTICLE 5		Management	For	For
05	TO APPROVE AND RATIFY ISSUANCES OF NEW SHARES RESOLVED UPON IN THE PAST		Management	For	For
06	TO APPROVE AND RATIFY AMENDMENTS TO THE ARTICLES RESOLVED UPON ON 29/05/07		Management	For	For
07	TO AMEND THE DATE OF THE AGM EFFECTIVE FROM 2010 AND TO AMEND ARTICLE 19		Management	For	For
08	TO AMEND ARTICLE 3 - PURPOSES		Management	For	For
9A	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 6TH PARAGRAPH OF ARTICLE 6 - SHARES		Management	For	For
9B	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO FURTHER AMEND ARTICLE 6 - SHARES		Management	For	For
9C	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 7 - BOARD OF DIRECTORS		Management	For	For
9D	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 1ST PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9E	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 5TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9F	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 7TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9G	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 10TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9H	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 11TH PARAGRAPH OF ARTICLE 8 - MEETINGS OF THE BOARD OF DIRECTORS		Management	For	For
9I	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 11 - DELEGATION OF POWERS		Management	For	For
9J	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 3RD PARAGRAPH OF ARTICLE 21 - PROCEDURE, VOTE		Management	For	For
9K	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 21 - PROCEDURE, VOTE BY INSERTING A NEW PARAGRAPH		Management	For	For

9L	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND THE 6TH PARAGRAPH OF ARTICLE 21 - PROCEDURE, VOTE		Management	For	For
9M	TO AMEND MILLICOM'S ARTICLES OF ASSOCIATION: TO AMEND ARTICLE 21 - PROCEDURE, VOTE BY DELETING TWO PARAGRAPHS		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	256400	0	04-Feb-2009	04-Feb-2009

ANHUI CONCH CEM CO LTD
Security	Y01373102		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	17-Feb-2009
ISIN	CNE1000001W2		Agenda	701794059 - Management
City	ANHUI PROVINCE		Holding Recon Date	16-Jan-2009
Country	China		Vote Deadline Date	06-Feb-2009
SEDOL(s)	6080396 - B01W480 - B1BJMK6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve the proposal to change the use of part of the proceeds
[Proceeds] which were raised from the issue [A Share Issue] of
200 million domestically listed ordinary shares [i.e. A Shares] in the Company in 2008 and to use the remaining amount of
Proceeds
			Management	For	For
S.1.1
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Chongqing Conch Cement Co., Ltd.
[Chongqing Conch]
			Management	For	For
S.1.2
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Dazhou Conch Cement Co., Ltd.
[Dazhou Conch]
			Management	For	For
S.1.3
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Guangyuan Conch Cement Co., Ltd.
[Guangyuan Conch]
			Management	For	For
S.1.4
Approve the investment in the sum of RMB 300 million project of a
4,500 tonnes/d cement and clinker production line [Phase I], 2.2 million tonnes cement mill and 9MW residual heat power
generation unit of Pingliang Conch Cement Co., Ltd. [Pingling
Conch]
			Management	For	For
S.1.5	Approve the repayment of bank loans by applying the sum of RMB 1.23 million and all the interest accrued so far and to be accrued on the Proceeds		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2426000	0	28-Jan-2009	28-Jan-2009

ANHUI CONCH CEM CO LTD
Security	Y01373102		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	17-Feb-2009
ISIN	CNE1000001W2		Agenda	701794097 - Management
City	ANHUI PROVINCE		Holding Recon Date	16-Jan-2009
Country	China		Vote Deadline Date	06-Feb-2009
SEDOL(s)	6080396 - B01W480 - B1BJMK6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve the proposal to change the use of part of the proceeds
[Proceeds] which were raised from the issue [A Share Issue] of
200 million domestically listed ordinary shares [i.e. A Shares] in the Company in 2008 and to use the remaining amount of
Proceeds
			Management	For	For
S.1.1
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Chongqing Conch Cement Co., Ltd
			Management	For	For
S.1.2
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Dazhou Conch Cement Co., Ltd
			Management	For	For
S.1.3
Approve the investment in the sum of RMB 300 million in the
project of a 4,500 tonnes/d cement and clinker production line
[Phase I], 2.2 million tonnes cement mill and 18MW residual heat power generation unit of Guangyuan Conch Cement Co., Ltd
			Management	For	For
S.1.4
Approve the investment in the sum of RMB 300 million project of a
4,500 tonnes/d cement and clinker production line [Phase I], 2.2 million tonnes cement mill and 9MW residual heat power
generation unit of Pingliang Conch Cement Co., Ltd
			Management	For	For
S.1.5	Approve the repayment of bank loans by applying the sum of RMB1.23 million and all the interest accrued so far and to be accrued on the Proceeds		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2426000	0	28-Jan-2009	28-Jan-2009

AXIS BANK LTD
Security	Y0487S103		Meeting Type		Other Meeting
Ticker Symbol			Meeting Date		24-Feb-2009
ISIN	INE238A01026		Agenda		701805814 - Management
City	TBA		Holding Recon Date		23-Jan-2009
Country	India		Vote Deadline Date		10-Feb-2009
SEDOL(s)	6136482 - B01Z5M0 - B071S89		Quick Code
Item	Proposal		Type	Vote	For/Against Management

"PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING
HELD FOR THIS COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE N-OT VALID FOR THIS
MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
YOUR INSTRUCTI-ONS BY THE INDICATED CUTOFF DATE.
THANK YOU"
Non-Voting
S.1
Amend, pursuant to Section 31 and other applicable provisions of the Companies, Act 1956, the existing Articles of Association of the Company: by substituting Article 2 (A) (VIII) by the new Article
2 (A) (VIII) as specified; by inserting Article 2 (A) (XII) as specified;
by substituting Article 89 (1) by the new Article 89 (1) as specified;
Articles 118 and 119 as specified; Article 118 as specified; by substituting 118 (1) by the new Article 118 (1) as specified; Article
119 as specified; by replacing the word 'Chairman' with 'Managing
Director' in Articles 17 (4), 118 (2), 118 (3), 118 (4), 118 (6), 118
(7), 118 (8), 119, 120, 144 (1), 171 as specified; by replacing the word 'Chairman' with 'Managing Director' in Article 172 and 173 as specified; the above alteration of the Articles of Association be effective from 01st AUG 2009, after the expiry of the term of office of Shri. P.J. Nayak, the President Chairman and Chief Executive
Officer of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	886000	0	04-Feb-2009	04-Feb-2009

PUBLIC BANK BHD
Security	Y71497104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Feb-2009
ISIN	MYL1295OO004		Agenda	701805941 - Management
City	KUALA LUMPUR		Holding Recon Date	23-Feb-2009
Country	Malaysia		Vote Deadline Date	18-Feb-2009
SEDOL(s)	6707123 - 6707145 - B012W42 - B2RDL46		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the FYE 31 DEC 2008 and the reports of the Directors and the Auditors thereon		Management	For	For
2.
Approve the payment of a final cash dividend of 25% less 25%
income tax [Final Cash Dividend] and the distribution of a share dividend on the basis of 1 PBB treasury share listed and quoted as Local on the Main Board of Bursa Malaysia Securities Berhad
for every 35 ordinary shares of MYE 1.00 each held in PBB,
fractions of treasury shares to be disregarded [Share Dividend], in respect of the FYE 31 DEC 2008 as recommended by the
Directors
			Management	For	For
3.	Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
4.	Re-elect Dato' Haji Abdul Aziz Bin Omar as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
5.	Re-elect Mr. Quah Poh Keat, who retires pursuant to Article 109 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM		Management	For	For
7.	Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM		Management	For	For
8.	Re-appoint Dato' Dr. Haji Mohamed Ishak Bin Haji Mohamed Ariff as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM		Management	For	For
9.	Approve the payment of the Directors' fees of MYR 1,142,083.00 for the FYE 31 DEC 2008		Management	For	For
10.	Re-appoint Messrs. KPMG as the Auditors of the Company for the FYE 31 DEC 2009 and authorize the Directors to fix the Auditors' remuneration		Management	For	For
11.
Authorize the Directors, pursuant to Section 132D of the
Companies Act 1965, to issue shares in the Company at any time and upon such terms and conditions and for such purposes as the
Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed
10% of the issued and paid-up share capital of the Company for the time being, subject always to the approvals of the relevant regulatory authorities; [Authority expires at the conclusion of the next AGM]
			Management	For	For
12.
Authorize the Company, subject to the Companies Act, 1965, the
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Securities upon such terms and conditions as the
Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; and approve to allot the amount not exceeding PBB's total audited retained profits and share premium account at the time of purchase by PBB for the Proposed Share
Buy-Back, based on the latest audited financial statements of PBB as at 31 DEC 2008, the retained profits and the share premium account of PBB amounted to approximately MYR 1,133,277,000
[after deducting the Financial Cash Dividend of MYR 629,180,000]
and the share MYR 1,439,601,000 [after deducting the Share
Dividend]; [Authority expires the earlier of the conclusion of the next AGM of the Company or an ordinary resolution passed by the shareholders of the Company in a general meeting]; and authorize the Directors to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalize and give full effect to the Proposed Share Buy-Back and to decide in their absolute discretion to either retain the ordinary shares of
MYR 1.00 each in PBB purchased by PBB pursuant to the
Proposed Share Buy-Back as treasury shares to be either
distributed as share dividends or resold on Bursa Securities or subsequently cancelled, or to cancel the shares so purchased, or a combination of both
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	221900	0	06-Feb-2009	06-Feb-2009

PUBLIC BANK BHD
Security	Y71497112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Feb-2009
ISIN	MYF1295O1009		Agenda	701807212 - Management
City	KUALA LUMPUR		Holding Recon Date	23-Feb-2009
Country	Malaysia		Vote Deadline Date	18-Feb-2009
SEDOL(s)	6707093 - 6707112 - B012W53 - B032411		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited financial statements for the FYE 31 DEC 2008 and the reports of the Directors and Auditors thereon		Management	For	For
2.
Approve the payment of a final cash dividend of 25% less 25%
income tax [Final Cash Dividend] and the distribution of a share dividend on the basis of 1 PBB treasury share listed and quoted as Local on the main Board of Bursa Malaysia Securities Berhad for every 35 ordinary shares of MYR 1.00 each held in PBB,
fractions of treasury shares to be disregarded [Share Dividend], in respect of the FYE 31 DEC 2008 as recommended by the
Directors
			Management	For	For
3.	Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director, who retire by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
4.	Re-elect Dato' Haji Abdul Aziz bin Omar as a Director, who retire by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
5.	Re-elect Quah Poh Keat who retires pursuant to Article 109 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965 to hold office until the next AGM		Management	For	For
7.	Re-appoint Tan Sri Dato' Thong Yaw Hong as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM		Management	For	For
8.	Re-appoint Dato' Dr. Haji Mohamed Ishak bin Haji Mohamed Ariff as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM		Management	For	For
9.	Approve the payment of Directors' fees of MYR 1,142,083.00 for the FYE 31 DEC 2008		Management	For	For
10.	Re-appoint Messrs KPMG as the Auditors of the Company for the FYE 31 DEC 2009 and authorize the Directors to fix the Auditors' remuneration		Management	For	For
11.
Authorize the Directors, pursuant to Section 132D of the
Companies Act, 1965, to issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed 10% of the issued and paid-up share capital of the Company for the time being, subject always to the approvals of the relevant regulatory authorities
			Management	For	For
12.
Authorize the Company, subject to the Companies Act, 1965, the
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Securities upon such terms and conditions as the
			Management	For	For

Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; an amount not exceeding PBB's
total audited retained profits and share premium account at the time of purchase be allocated by PBB for the Proposed Share
Buy-Back; based on the latest audited financial statements of PBB as at 31 DEC 2008, the retained profits of PBB amounted to
approximately MYR 1,133,277,000 [after deducting the final cash dividend of MYR 629,180,000] and the share premium account
amounted to approximately MYR 1,439,601,000 [after deducting the Share Dividend]; [Authority expires at the earlier of the conclusion of the next AGM of the Company]; authorize the
Directors to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalize and give full effect to the proposed share buy-back and to decide in their absolute discretion to either retain the ordinary shares of
MYR 1.00 each in PBB purchased by PBB pursuant to the
proposed share buy-back as treasury shares to be either
distributed as share dividends or resold on Bursa Securities or subsequently cancelled, or to cancel the shares so purchased, or a combination of both

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	4912000	0	06-Feb-2009	06-Feb-2009

SHINSEGAE CO LTD, SEOUL
Security	Y77538109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	06-Mar-2009
ISIN	KR7004170007		Agenda	701817390 - Management
City	TBA		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	24-Feb-2009
SEDOL(s)	6805049 - B124Z45		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK-YOU.			Non-Voting
1.	Approve the financial statements		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
2.	Amend the Articles of Incorporation		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
3.	Elect the Directors		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
4.	Elect the Audit Committee Member		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.
5.	Approve the remuneration limit for the Director		Management	Against	Against
Comments-We choose to vote against all items because of a lack of english language disclosure and inadequate notice time to seek forther documentation.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	28200	0	24-Feb-2009	24-Feb-2009

JIANGSU EXPRESSWAY CO LTD
Security	Y4443L103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		11-Mar-2009
ISIN	CNE1000003J5		Agenda		701801664 - Management
City	NANJING		Holding Recon Date		06-Feb-2009
Country	China		Vote Deadline Date		03-Mar-2009
SEDOL(s)	6005504 - B01XLJ3 - B1BJTS3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Amend the Article 8 and 16 of the Articles of Association of the
Company as specified, pursuant to the requirements of the
Jiangsu Securities Regulatory Bureau of the China Securities
Regulatory Commission to establish a long-standing mechanism for further regulation of capital flows between the listed Company and its major shareholders or other connected parties
			Management	For	For
2.
Appoint Mr. Qian Yong Xiang as an Executive Director of the
Company and that an Executive Director services contract be
entered into with Mr. Qian with a tenure commencing from the date of the 2009 First EGM and ending on the date of the 2008
AGM
			Management	For	For
3.
Appoint Mr. Yang Gen Lin as a Supervisor of the Company and
that a Supervisor appointment letter be entered into with Mr. Yang with a tenure commencing from the date of the 2009 First EGM and ending on the date of the 2008 AGM
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	22154000	0	09-Feb-2009	09-Feb-2009

SAMSUNG ELECTRS LTD
Security	796050201		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	US7960502018		Agenda	701823406 - Management
City	SEOUL		Holding Recon Date	02-Mar-2009
Country	Korea, Republic Of		Vote Deadline Date	27-Feb-2009
SEDOL(s)	2127800 - 4773096 - 5263701 - B16D4P2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.			Non-Voting
1.
Approve the balance sheet, income statement and statement of appropriation of retained earnings [draft] for the 40th FY [from 01
JAN 2008 to 31 DEC 2008]; cash dividends [excluding interim
dividends]; divided per share: KRW 5,000 [common], KRW 5,050
[preferred]
			Management	For	For
2.1	Appoint Messrs. Oh-Soo Park, Chae-Woong Lee and Dong-Min Yoon as the Independent Directors [three persons]		Management	For	For
2.2	Appoint Messrs. Yoon-Woo Lee, Geesung Choi, Juhwa Yoon and Sanghoon Lee as the Executive Directors [four persons]		Management	For	For
2.3	Appoint Dr. Oh-Soo Park and Mr. Chae-Woong Lee as Members of the Audit Committee [two persons]		Management	For	For
3.
Approve the compensation ceiling for the Directors; remuneration ceiling for the 41st FY: KRW 55 billion; remuneration ceiling approved in the 40th FY: KRW 35 billion; number of Directors: 9
[Independent Directors:5]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	51559	0	26-Feb-2009	26-Feb-2009

SAMSUNG ELECTRS LTD
Security	796050888		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Mar-2009
ISIN	US7960508882		Agenda	701826022 - Management
City	SEOUL		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	27-Feb-2009
SEDOL(s)	2507822 - 2763152 - 4942818 - 4963206 - 5263518 - B01D632		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
1.
Approve the balance sheet, income statement, and statement of appropriation of retained earnings [Draft] for the 40th FY [from 01
JAN 2008 to 31 DEC 2008]: cash dividends [excluding interim
dividends], dividend per share: KRW 5,000 [Common], KRW
5,050 [Preferred]
			Management	For	For
2.1	Appoint Dr. Oh-Soo Park, Mr. Chae-Woong Lee, and Mr. Dong- Min Yoon as the Independent Directors		Management	For	For
2.2	Appoint Messrs. Yoon Woo Lee, Geesung Choi, Juhwa Yoon, and Sanghoon Lee as the Executive Directors		Management	For	For
2.3	Appoint Dr. Oh-Soo Park and Mr. Chae-Woong Lee as the Members of Audit Committee		Management	For	For
3.
Approve the Compensation Ceiling for the Directors: proposed remuneration ceiling for the 41st FY: KRW 55 billion, remuneration ceiling approved in the 40th FY: KRW 35 billion; number of
Directors 9 [Independent Directors 5]
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	140720	0	27-Feb-2009	27-Feb-2009

HANKOOK TIRE CO LTD, SEOUL
Security	Y30587102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-Mar-2009
ISIN	KR7000240002		Agenda	701824749 - Management
City	TBA		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	10-Mar-2009
SEDOL(s)	6107422 - B12G7K1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA MEETING. THANK-YOU.			Non-Voting
1.	Approve the financial statements		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
2.	Amend the Articles of Incorporation		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
3.	Elect the External Director who is an Audit Committee Member		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
4.	Approve the limit of remuneration for the Director		Management	Against	Against
Comments-We choose to vote against all mgmt proposals due to inadequate disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1047400	0	04-Mar-2009	04-Mar-2009

TAEWOONG CO LTD, PUSAN
Security	Y8365T101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Mar-2009
ISIN	KR7044490001		Agenda	701837481 - Management
City	BUSAN		Holding Recon Date	31-Dec-2008
Country	Korea, Republic Of		Vote Deadline Date	16-Mar-2009
SEDOL(s)	6421177 - 6542119 - B02KHY0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 538837 DUE TO RECEIPT OF A-DDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISRE-GARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.			Non-Voting
1.	Approve the financial statement		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
2.	Approve the partial amendment to the Articles of Incorporation		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
3.	Elect the Auditors		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
4.	Approve the limit of remuneration for Directors		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
5.	Approve the limit of remuneration for Auditors		Management	Against	Against
Comments-We choose to vote against all voting items due to a lack of adequate disclosure.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	180000	0	10-Mar-2009	10-Mar-2009

KB FINANCIAL GROUP INC
Security	48241A105		Meeting Type	Annual
Ticker Symbol	KB		Meeting Date	27-Mar-2009
ISIN	US48241A1051		Agenda	933010768 - Management
City			Holding Recon Date	31-Dec-2008
Country	United States		Vote Deadline Date	23-Mar-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
APPROVAL OF NON-CONSOLIDATED FINANCIAL
STATEMENTS (BALANCE SHEET, INCOME STATEMENT AND
STATEMENT OF APPROPRIATION OF RETAINED EARNINGS)
FOR THE FISCAL YEAR 2008, AS SET FORTH IN THE
COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.
			Management	For	For
02	AMENDMENT OF THE ARTICLES OF INCORPORATION, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
03	APPOINTMENT OF NON-EXECUTIVE DIRECTOR(S), AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
04	APPOINTMENT OF CANDIDATE(S) FOR THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE DIRECTORS, AS SET FORTH IN THE COMAPNY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
05	APPROVAL OF THE AGGREGATE REMUNERATION LIMIT FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	266428	0	20-Mar-2009	20-Mar-2009

PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	TH0355A10Z12		Agenda	701830906 - Management
City	BANGKOK		Holding Recon Date	17-Feb-2009
Country	Thailand		Vote Deadline Date	27-Mar-2009
SEDOL(s)	B1359J0 - B13B738 - B13JK44		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 533480 DUE TO ADDITIONAL R-ESOLUTION ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND Y-OU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Acknowledge the 2008 performance result and 2009 work plan of the Company		Management	For	For
2.	Approve the 2008 financial statements		Management	For	For
3.	Approve the dividend payment for 2008 performance		Management	For	For
4.	Appoint the Auditor and approve the Auditor's fees for year 2009		Management	For	For
5.1	Appoint Mr. Mr. Pala Sookawesh as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.2	Appoint Mr. Bhusana Premanode as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.3	Appoint Mr. Anon Sirisaengtaksin as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.4	Appoint Mrs. Sirinuj Bisonyabut as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.5	Appoint Mr. Mr. Rathakit Manathat as a new Director in replacement of those who are due to retire by rotation		Management	For	For
6.	Approve the Directors and the Sub-committees remuneration		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
7.	Ratify the Company's Articles of Association [AOA] Clause 9 registration		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
8.	Approve the debenture issuance up to the total amount of THB 50,000 million		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
9.	Other matters [if any]		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	3158200	0	23-Mar-2009	23-Mar-2009

TURKIYE IS BANKASI A S
Security	M8933F115		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	TRAISCTR91N2		Agenda	701847456 - Management
City	ISTANBUL		Holding Recon Date	27-Mar-2009
Country	Turkey	Blocking	Vote Deadline Date	19-Mar-2009
SEDOL(s)	4311667 - 4869939 - B02S517 - B03MYS8 - B03N425 - B03N436		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
POWER OF ATTORNEY (POA) SIGNED BY T-HE BENEFICIAL
OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
YOUR VOTING INST-RUCTIONS IN THIS MARKET. ABSENCE
OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE RE-
JECTED. CERTAIN GLOBAL CUSTODIANS HAVE A GLOBAL
CUSTODIAN POAs IN PLACE WHICH-WOULD ELIMINATE THE
NEED FOR THE BO POA. IF YOU HAVE NOT SUBMITTED ANY
POAs FO-R THIS MARKET BEFORE, PLEASE CONTACT
YOUR GLOBAL CUSTODIAN BANK TO SEE IF THEY-HAVE A
POA IN PLACE FOR YOUR ACCOUNTS. THANK YOU.
Non-Voting
1.	Opening of the assembly, elect the Chairmanship and grant authority for the Chairmanship to sign the minutes of the assembly		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the Board of Directors activity report, Auditors report as well as of the Independent External Auditing Company's report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Ratify the balance sheet and profit and loss statement of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Grant discharge of the Board Members for the activities and accounts of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Grant discharge of the Auditors for the activities and accounts of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve to determine the way and of the date of distribution of profits		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Ratify the mid term election for the vacated Board Membership		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve to determine remuneration for the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Elect the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the determine of remuneration for the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the informing to shareholders about donations granted across the year		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	3323698	0	17-Mar-2009	17-Mar-2009

CREDICORP LTD.
Security	G2519Y108		Meeting Type		Annual
Ticker Symbol	BAP		Meeting Date		31-Mar-2009
ISIN	BMG2519Y1084		Agenda		933006721 - Management
City			Holding Recon Date		13-Feb-2009
Country	United States		Vote Deadline Date		30-Mar-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO CONSIDER AND APPROVE THE ANNUAL REPORT OF THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2008.		Management	For	For
02
TO CONSIDER AND APPROVE THE AUDITED
CONSOLIDATED FINANCIAL STATEMENTS OF THE
COMPANY AND ITS SUBSIDIARIES FOR THE FINANCIAL
YEAR ENDED DECEMBER 31, 2008, INCLUDING THE REPORT
OF THE INDEPENDENT AUDITORS OF THE COMPANY
THEREON.
			Management	For	For
03
TO APPOINT THE EXTERNAL AUDITORS OF THE COMPANY
TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT
ANNUAL GENERAL MEETING, IN ACCORDANCE WITH THE
PROPOSAL AND RECOMMENDATION OF THE AUDIT
COMMITTEE AND AUTHORIZATION BY THE BOARD OF
DIRECTORS TO APPROVE THE AUDITOR FEES WHO IN
TURN HAVE DELEGATED SUCH FUNCTION TO THE AUDIT
COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	236000	0	24-Mar-2009	24-Mar-2009

THE SIAM COMMERCIAL BANK PUBLIC CO LTD
Security	Y7905M113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	03-Apr-2009
ISIN	TH0015010018		Agenda	701852166 - Management
City	BANGKOK		Holding Recon Date	16-Mar-2009
Country	Thailand		Vote Deadline Date	10-Apr-2009
SEDOL(s)	5314041 - 6889935 - B01DQW1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minutes of the AGM of shareholders No. 185 held on 03 APR 2008		Management	For	For
2.	Acknowledge the annual report prepared by the Board of Directors		Management	For	For
3.	Approve the financial statements for the FYE 31 DEC 2008		Management	For	For
4.	Approve the allocation of profits and dividend payment from the Bank's operational result of year 2008		Management	For	For
5.	Approve the distribution of the Directors remuneration and the allocation of the Directors bonus for the year 2009		Management	For	For
6.	Elect the Directors in replacement of those retired by rotation		Management	For	For
7.	Appoint the Auditors and approve to fix the auditing fee		Management	For	For
8.	Approve the Bank's Articles of Association		Management	For	For
9.	Amend Clause 4 of the Bank's Memorandum of Association in order for it to be in line with the conversion of preferred shares into ordinary shares in the year 2008		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	9315500	0	19-Mar-2009	19-Mar-2009

PETROLEO BRASILEIRO S.A. - PETROBRAS
Security	71654V408		Meeting Type	Annual
Ticker Symbol	PBR		Meeting Date	08-Apr-2009
ISIN	US71654V4086		Agenda	933032497 - Management
City			Holding Recon Date	23-Mar-2009
Country	Brazil		Vote Deadline Date	06-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
I	MANAGEMENT REPORT, FINANCIAL STATEMENTS AND AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR 2008		Management	For	For
II	CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR 2009		Management	For	For
III	DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR 2008		Management	For	For
IV	ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS		Management	For	For
V	ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS		Management	For	For
VI	ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR RESPECTIVE SUBSTITUTES		Management	For	For
VII	ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT AND EFFECTIVE MEMBERS OF THE AUDIT COMMITTEE, AS WELL AS THEIR PARTICIPATION IN THE PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY'S BYLAWS		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	1415184	0	07-Apr-2009	07-Apr-2009

COMPANHIA VALE DO RIO DOCE
Security	204412209		Meeting Type	Special
Ticker Symbol	RIO		Meeting Date	16-Apr-2009
ISIN	US2044122099		Agenda	933027953 - Management
City			Holding Recon Date	23-Mar-2009
Country	Brazil		Vote Deadline Date	07-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
O1A	APPRECIATION OF THE MANAGEMENTS' REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008		Management	For	For
O1B	PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR VALE		Management	For	For
O1C	APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS		Management	For	For
O1D	APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL		Management	For	For
O1E	ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS		Management	For	For
E2A	TO CHANGE THE LEGAL NAME OF THE COMPANY TO "VALE S.A.", WITH THE CONSEQUENT AMENDMENT OF ARTICLE 1 OF VALE'S BY-LAWS IN ACCORDANCE WITH THE NEW GLOBAL BRAND UNIFICATION		Management	For	For
E2B	TO ADJUST ARTICLE 5 OF VALE'S BY-LAWS TO REFLECT THE CAPITAL INCREASE RESOLVED IN THE BOARD OF DIRECTORS MEETINGS HELD ON JULY 22, 2008 AND AUGUST 05, 2008		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	1686500	0	01-Apr-2009	01-Apr-2009

LAN AIRLINES S.A.
Security	501723100		Meeting Type	Annual
Ticker Symbol	LFL		Meeting Date	17-Apr-2009
ISIN	US5017231003		Agenda	933013093 - Management
City			Holding Recon Date	12-Mar-2009
Country	Cote D'ivoire		Vote Deadline Date	13-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
A	APPROVAL OF THE REPORT, BALANCE SHEET AND FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.		Management	For	Management did not provide a recommendation
B	APPROVAL OF THE DISTRIBUTION OF DEFINITIVE DIVIDEND TO BE CHARGED TO THE EARNINGS FOR FISCAL YEAR 2008, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.		Management	For	Management did not provide a recommendation
C	DETERMINATION OF THE COMPENSATION FOR THE BOARD OF DIRECTORS FOR FISCAL YEAR 2009.		Management	For	Management did not provide a recommendation
D	DETERMINATION OF THE COMPENSATION FOR THE DIRECTOR'S COMMITTEE AND THEIR BUDGET FOR FISCAL YEAR 2009.		Management	For	Management did not provide a recommendation
E	DESIGNATION OF EXTERNAL AUDITORS; DESIGNATION OF RISK ASSESSORS; ACCOUNTS OF THE MATTERS REFERRED TO IN ARTICLE 44 OF LAW 18046 ON CORPORATIONS.		Management	For	Management did not provide a recommendation
F	INFORMATION REGARDING THE COST OF PROCESSING, PRINTING AND DISTRIBUTION OF THE INFORMATION AS REFERRED TO IN CIRCULAR N.1494 OF THE SUPERINTENDENCE OF SECURITIES AND INSURANCE.		Management	For	Management did not provide a recommendation
G	ANY OTHER MATTER OF PUBLIC INTEREST THAT SHOULD BE KNOWN FOR THE SHAREHOLDERS' MEETING.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	527214	0	27-Mar-2009	27-Mar-2009

GRUPO AEROPORTUARIO DEL SURESTE SA DE CV
Security	40051E202		Meeting Type	Annual
Ticker Symbol	ASR		Meeting Date	23-Apr-2009
ISIN	US40051E2028		Agenda	933046369 - Management
City			Holding Recon Date	19-Mar-2009
Country	United States		Vote Deadline Date	17-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
1A
PRESENTATION AND APPROVAL OF ANNUAL REPORT ON
THE ACTIVITIES CARRIED OUT BY THE AUDIT COMMITTEE
OF THE COMPANY IN ACCORDANCE WITH ARTICLE 43 OF
THE SECURITIES MARKET LAW AND THE REPORT ON THE
COMPANY'S SUBSIDIARIES.
			Management	For	Management did not provide a recommendation
1B
PRESENTATION AND APPROVAL OF THE REPORT OF THE
FULFILLMENT OF THE FISCAL OBLIGATIONS OF THE
COMPANY FOR THE FISCAL YEAR ENDED ON DECEMBER
31, 2007, IN TERMS OF ARTICLE 86, SECTION XX OF THE
INCOME TAX LAW.
			Management	For	Management did not provide a recommendation
2A	PROPOSAL REGARDING AND APPROVAL OF THE APPLICATION OF THE COMPANY'S RESULTS: PROPOSAL TO INCREASE THE LEGAL RESERVE OF THE COMPANY BY PS.52,473,450.22.		Management	For	Management did not provide a recommendation
2B
PROPOSAL REGARDING AND APPROVAL OF THE
APPLICATION OF THE COMPANY'S RESULTS: PROPOSAL TO
APPROVE THE MAXIMUM AMOUNT THAT MAY BE USED BY
THE COMPANY TO REPURCHASE THE COMPANY'S SHARES
IN 2009 PURSUANT TO ARTICLE 56 OF THE SECURITIES
MARKET LAW, AND, IF THAT IS THE CASE, PROPOSAL TO
APPROVE OF THE PROVISIONS AND POLICIES REGARDING
THE REPURCHASE OF THE COMPANY'S SHARES BY THE
COMPANY.
			Management	For	Management did not provide a recommendation
2C
PROPOSAL REGARDING AND APPROVAL OF THE
APPLICATION OF THE COMPANY'S RESULTS: THE
PROPOSAL REGARDING THE APPLICATION OF THE
COMPANY'S RESULTS MAY ALSO INCLUDE A PROPOSAL
FROM THE CHAIRMAN ON BEHALF OF BOARD OF
DIRECTORS TO PAY AN ORDINARY NET DIVIDEND IN CASH
FROM PROFITS PENDING APPLICATION TO EACH OF THE
ORDINARY SERIES "B" AND "BB" SHARES.
			Management	For	Management did not provide a recommendation
3A
APPOINTMENT OR RATIFICATION OF THE FOLLOWING
PERSONS TO THE BOARD OF DIRECTORS OF THE
COMPANY, ONCE QUALIFIED AS INDEPENDENT: FERNANDO
CHICO PARDO (PRESIDENT); ALTERNATE: FEDERICO
CHAVEZ PEON MIJARES, RASMUS CHRISTIANSEN;
ALTERNATE: MIKAEL SJORSLEV, RICARDO GUAJARDO
TOUCHE, FRANCISCO GARZA ZAMBRANO, LUIS CHICO
PARDO, GEORGE VOJTA, ROBERTO SERVITJE SENDRA
			Management	For	Management did not provide a recommendation
3B	APPOINTMENT OR RATIFICATION OF THE PRESIDENT OF THE AUDIT COMMITTEE: RICARDO GUAJARDO TOUCHE.		Management	For	Management did not provide a recommendation
3C
APPOINTMENT OR RATIFICATION OF THE PERSONS WHO
WILL SERVE ON THE COMMITTEES: NOMINATIONS AND
COMPENSATION COMMITTEE: RASMUS CHRISTIANSEN
(PRESIDENT), FERNANDO CHICO PARDO, ROBERTO
SERVITJE SENDRA; ACQUISITIONS AND CONTRACTS
COMMITTEE: FERNANDO CHICO PARDO (PRESIDENT),
RASMUS CHRISTIANSEN, RICARDO GUAJARDO TOUCHE;
OPERATIONS COMMITTEE: FERNANADO CHICO PARDO
(PRESIDENT), RASMUS CHRISTIANSEN, RICARDO
GUAJARDO TOUCHE, FRANCISCO GARZA ZAMBRANO;
AUDIT COMMITTEE: RICARDO GUAJARDO TOUCHE
(PRESIDENT), GEORGE VOJTA, FRANCISCO GARZA
ZAMBRANO
			Management	For	Management did not provide a recommendation
Management did not provide a recommendation
3D
PROPOSAL TO MAINTAIN THE REMUNERATION FOR THE
BOARD OF DIRECTORS AND COMMITTEES OF THE
COMPANY AT CURRENT LEVELS, WHICH ARE: BOARD OF
DIRECTORS: USD 4,000.00*, OPERATIONS COMMITTEE: USD
4,000.00*, NOMINATIONS & COMPENSATION COMMITTEE:
USD 4,000.00*, ACQUISITIONS & CONTRACTS COMMITTEE:
USD 1,500.00*, AUDIT COMMITTEE: USD 6,000.00* *(IN EACH
CASE NET OF TAXES).
			Management	For	Management did not provide a recommendation
04
APPOINTMENT OF DELEGATES IN ORDER TO ENACT THE
RESOLUTIONS ADOPTED IN THE GENERAL ANNUAL
ORDINARY MEETING AND, IN SUCH CASE, TO FORMALIZE
SUCH RESOLUTIONS: CLAUDIO GONGORA MORALES,
RAFAEL ROBLES MLAJA, MAURICE BERKMAN BAKSHT,
ANDRES GUTIERREZ FERNANDEZ, ANA MARIA POBLANNO
CHANONA.
			Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	71598	0	20-Apr-2009	20-Apr-2009

COCA COLA HELLENIC BOTTLING CO SA, ATHENS
Security	X1435J139	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	27-Apr-2009
ISIN	GRS104003009	Agenda	701879655 - Management
City	MAROUSSI	Holding Recon Date	23-Apr-2009
Country	Greece	Blocking	Vote Deadline Date	15-Apr-2009
SEDOL(s)	0964850 - 4420723 - 5890433	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.	Approve a share buy-back program in accordance with Article 16 of Codified Law 2190/1920	Management	No Action
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	519900	0	08-Apr-2009	08-Apr-2009

URBI DESARROLLOS URBANOS S A DE C V
Security	P9592Y103		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	27-Apr-2009
ISIN	MX01UR000007		Agenda	701900664 - Management
City	MEXICO		Holding Recon Date	14-Apr-2009
Country	Mexico		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B0126X9 - B03NPP5 - B15CBQ0 - B2Q3M33		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the presentation of the reports and opinions that are referred to in Artcle 28 as specified for the FYE 31 DEC 2008		Management	For	For
2.	Approve the presentation of the report regarding the fulfillment of the tax obligations of the Company, that is referred to in Article 86 as specified		Management	For	For
3.	Approve the allocation of profit		Management	For	For
4.	Approve the designation or ratify the Members of the Board of Directors and resolution regarding the remuneration of the same		Management	For	For
5.	Approve the designation or ratification of the Chairperson of the audit and Corporate Practices Committees		Management	For	For
6.	Approve to determine the maximum amount of funds that can be allocated to the acquisition of the Company's own shares		Management	For	For
7.	Approve the designation of the special delegates of the meeting to carry out and formalize its resolutions		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	6055700	0	21-Apr-2009	21-Apr-2009

GEDEON RICHTER LTD
Security	X3124R133		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	HU0000067624		Agenda	701897487 - Management
City	BUDAPEST		Holding Recon Date	24-Apr-2009
Country	Hungary	Blocking	Vote Deadline Date	20-Apr-2009
SEDOL(s)	4042387 - 5076954 - B01YTN6 - B1BDH36 - B28LKX1		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 550205 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 28
APR 09 AT 1600 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WIL-L REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADVI-
SED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM IS MET OR THE MEETING IS-CANCELLED. THANK
YOU.
Non-Voting
1.	Receive the report of the Board of Directors on the 2008 business activities of the Company and presentation of the annual report prepared in accordance with the Accounting Act		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the report of the Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Receive the report of the Supervisory Board including the report of the Audit Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve to determine and allocation of the 2008 after tax profit of the Company, declaration of Dividends for the 2008 business year on the common shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve of the 2008 annual report of the Company prepared in accordance with the Accounting Act, including the 2008 balance sheet		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Receive the report on the 2008 business activities of the Richter Group and presentation of the consolidated report prepared in accordance with the IFRS		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Receive the report of the Auditor on the consolidated report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Receive the report of the Supervisory Board including the report of the Audit committee on the consolidated report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the 2008 consolidated report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
					Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the Corporate Governance Report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Authorize the Board of Directors for the purchase of own shares of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.A	Amend the statutes concerning the modifications of the scope of activities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.B	Amend the statutes concerning the exercise of employment rights		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.C	Amend the statutes implementing the application of the modified terminology of the capital market act and the Companies Act		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.D	Amend the statutes to delete from the general meeting s exclusive competence the acceptance of public purchase offers relating to treasury shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.E	Amend the statutes to delete the automatic termination of the voting restrictions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.F	Amend the statutes to delete from the general meeting s exclusive competence the decision concerning measures disturbing public purchase offers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve the consolidated text of the Company's statutes [including amendments]		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve the remuneration of the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.A	Re-elect Dr. Attila Chikan as a Member of the Supervisory board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.B	Re-elect Mr. Jozsef Eros as a Member of the Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.C	Re-elect Dr. Maria Balogh as a Member of Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.D	Re-elect Dr. Gabor Simon Kis as a Member of the Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.E	Re-elect Mr. Andras Sugar as a Member of the Supervisory Board for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.F	Re-elect Mr. Gabor Toth as a Member of the Supervisory Board appointed by the Company's Employees for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.G	Re-elect Mr. Jeno Fodor as a Member of the Supervisory Board appointed by the Company's Employees for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.H	Elect Mr. Andras Balasko as a Member of the Supervisory Board appointed by the Company's Employees for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.I	Re-elect Dr. Attila Chikan, Mr. Jozsef Eros and Dr. Maria Balogh as the Supervisory Board Members of the Audit Committee for a period of 3 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Approve the remuneration of the Members of the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve the rules of procedure of the Supervisory Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Elect the Company's Statutory Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
19.	Approve the remuneration of the Company's statutory Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
20.	Miscellaneous		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	39800	0	14-Apr-2009	14-Apr-2009

BANCO SANTANDER CHILE
Security	05965X109		Meeting Type	Annual
Ticker Symbol	SAN		Meeting Date	28-Apr-2009
ISIN	US05965X1090		Agenda	933059354 - Management
City			Holding Recon Date	31-Mar-2009
Country	United States		Vote Deadline Date	22-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET AND
CONSOLIDATED FINANCIAL STATEMENTS OF THE BANK
AND ITS SUBSIDIARIES, THE INDEPENDENT REPORT OF
THE EXTERNAL AUDITORS, AND THE NOTES
CORRESPONDING TO THE FINANCIAL YEAR ENDING
DECEMBER 31ST OF 2008.
			Management	For	For
02
THE PAYMENT OF A DIVIDEND OF CH$1.13185985 PER
SHARE OR 65% OF 2008 NET INCOME ATTRIBUTABLE TO
SHAREHOLDERS AS A DIVIDEND. THE REMAINING 35% OF
2008 NET INCOME ATTRIBUTABLE TO SHAREHOLDERS WILL
BE RETAINED AS RESERVES.
			Management	For	For
03	DESIGNATION OF EXTERNAL AUDITORS. THE BOARD IS PROPOSING DELOITTE AUDITORES Y CONSULTORES LIMITADA.		Management	For	For
04
RATIFY THE DIRECTORS APPOINTED TO THE BOARD. IN
2008 THE FOLLOWING BOARD MEMBERS RESIGNED:
BENIGNO RODRIGUEZ AND MARCIAL PORTELA. THE BOARD
DESIGNATED VITTORIO CORBO AND THE ALTERNATE
DIRECTOR JESUS ZABALZA AS REPLACEMENTS.
SHAREHOLDERS MUST RATIFY THESE DESIGNATIONS AND
APPROVE THE NEW ALTERNATE DIRECTOR TO BE NAMED.
			Management	For	For
05	APPROVE THE BOARD OF DIRECTORS' 2009 REMUNERATION. A MONTHLY STIPEND OF UF209 (APPROXIMATELY US$7,500) PLUS UF26 (US$930) PER MONTH FOR EACH COMMITTEE A BOARD MEMBER PARTICIPATES IN.		Management	For	For
06	APPROVAL OF THE AUDIT COMMITTEE'S 2009 BUDGET.		Management	For	For
07	APPROVAL OF RELATED PARTY TRANSACTIONS AND SIGNIFICANT EVENTS REGISTERED IN 2008 IN ACCORDANCE WITH ARTICLE 44 OF LAW 18,046 AND DETAILED IN NOTE 14 OF THE FINANCIAL STATEMENTS.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	310744	0	21-Apr-2009	21-Apr-2009

JBS S A
Security	P59695109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	BRJBSSACNOR8		Agenda	701847785 - Management
City	SAO PAULO		Holding Recon Date	27-Apr-2009
Country	Brazil		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B1V74X7 - B2Q79W3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN 'FAVOR' AND/OR 'ABSTAIN' OR 'AGAINST' AND/OR 'ABSTAIN-' ARE ALLOWED. THANK YOU.			Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
I.
Amend the Company's Corporate Bylaws, to include a new Article expressly and categorically prohibiting the Company and any of its subsidiaries, be they direct or indirect, to enter into any contracts for the sale of shares, if the company in question does not have the sale of shares included within its Corporate purpose, in accordance with the proposal approved by the Board of Directors of the Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.	Amend the Section III of the Corporate Bylaws of the Company to review the composition and authority of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	4181700	0	17-Mar-2009	17-Mar-2009

JBS S A
Security	P59695109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	BRJBSSACNOR8		Agenda	701847836 - Management
City	SAO PAULO		Holding Recon Date	27-Apr-2009
Country	Brazil		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B1V74X7 - B2Q79W3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA ITEM ARE NOT-ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN ARE ALLO-WED. THANK YOU.			Non-Voting

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
Non-Voting
1.	Approve the administrators accounts, the financial statements and the Independent Auditors report regarding the FYE on 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the allocation of the results from the FYE on 31 DEC
2008 and the distribution of the total amount of BRL
102,254,642.23 to the shareholders of the Company on 30 MAR
2009, as payment of dividends, with the exclusion of the shares held in treasury on 30 MAR 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Elect the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect the Members of the Finance Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to set the total annual payment for the Members of the Board of Directors and the Members of the Finance Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	4181700	0	17-Mar-2009	17-Mar-2009

SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
Security	833635105		Meeting Type	Annual
Ticker Symbol	SQM		Meeting Date	29-Apr-2009
ISIN	US8336351056		Agenda	933054811 - Management
City			Holding Recon Date	09-Apr-2009
Country	Cote D'ivoire		Vote Deadline Date	24-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	BALANCE SHEET, AUDITED FINANCIAL STATEMENTS, ANNUAL REPORT, REPORT OF THE ACCOUNTING INSPECTORS AND REPORT OF THE EXTERNAL AUDITORS FOR THE BUSINESS YEAR ENDED DECEMBER 31, 2008.		Management	For	Management did not provide a recommendation
02	APPOINTMENT OF THE EXTERNAL AUDITORS AND ACCOUNTING INSPECTORS OF THE COMPANY FOR THE 2009 BUSINESS YEAR.		Management	For	Management did not provide a recommendation
03	OPERATIONS REFERRED TO IN ARTICLE 44 OF LAW NO 18,046 ("LAW OF CORPORATIONS" OF CHILE).		Management	For	Management did not provide a recommendation
04	INVESTMENT AND FINANCING POLICIES.		Management	For	Management did not provide a recommendation
05	NET INCOME FOR THE YEAR 2008, FINAL DIVIDEND DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.		Management	For	Management did not provide a recommendation
06	EXPENSES OF THE BOARD OF DIRECTORS DURING THE 2008 BUSINESS YEAR.		Management	For	Management did not provide a recommendation
07	COMPENSATION FOR THE MEMBERS OF THE BOARD.		Management	For	Management did not provide a recommendation
08	ISSUES RELATED TO THE AUDIT AND DIRECTORS' COMMITTEES.		Management	For	Management did not provide a recommendation
09	OTHER MATTERS THAT MAY CORRESPOND IN ACCORDANCE WITH THE LAW.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	758100	0	21-Apr-2009	21-Apr-2009

USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS
Security	P9632E125		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2009
ISIN	BRUSIMACNOR3		Agenda	701902961 - Management
City	BELO HORIZONTE		Holding Recon Date	28-Apr-2009
Country	Brazil		Vote Deadline Date	23-Apr-2009
SEDOL(s)	2193696 - B1WSXV0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES 'IN FAVOR' AND "AGAINST" IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU.			Non-Voting

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTION TO VOTE ON
THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN FAVOR O-R AGAINST
OF THE DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
1.	Approve the protocol and justification instrument protocol for the merger of Companhia Siderurgica Paul Ista Cosipa, with its headquarters in the state Sao Paulo, into the assets of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the choice of the Company PricewaterhouseCoopers
Auditores Independentes as being responsible for the valuations of the net worth of the Companies to be merged into Usiminas and the valuation reports prepared by that Auditing Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the merger of the Companies referred to, by the Board of Directors of the Company, in a meeting on 18 FEB 2009, with the consequent extinction of the Companies being merged		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Authorize the Executive Committee to do the Administrative Acts resulting from the decisions of the general meeting called here		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.
Ratify the appointment of a Full and Alternate Member of the
Board of Directors of Usiminas to serve out the term in office until the 2010 AGM, in accordance with a resolution approved at the meeting of the Board of Directors held on 13 APR 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	153000	0	27-Apr-2009	27-Apr-2009

GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2009
ISIN	MXP370711014		Agenda	701903317 - Management
City	MONTERREY		Holding Recon Date	17-Apr-2009
Country	Mexico		Vote Deadline Date	24-Apr-2009
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the reports that are referred to in Part IV of Article 28 of the Securities Market Law, for the FYE on 31 DEC 2008		Management	For	For
2.	Approve the allocation of profit		Management	For	For
3.	Approve the designation of the Members of the Board of Directors of the Company, classification of their independence and determination of their compensation		Management	For	For
4.
Approve the designation of the Members of the Audit and
Corporate Practices Committee, including the appointment of the
Chairperson of said Committee, as well as the determination of their compensation
			Management	For	For
5.
Receive the report from the Board of Directors regarding the transactions carried out with the Company's own shares during
2008, as well as the determination of the maximum amount of
funds that can be allocated to the purchase of the Company's own shares for the 2009 FY
			Management	For	For
6.	Approve the cancellation of the shares in treasury		Management	For	For
7.	Approve the designation of a delegate or delegates to formalize and carry out, if relevant, the resolutions passed by the meeting		Management	For	For
8.	Approve the drafting and reading of the meeting minutes		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	5559540	0	21-Apr-2009	21-Apr-2009

GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		30-Apr-2009
ISIN	MXP370711014		Agenda		701905424 - Management
City	MONTERREY		Holding Recon Date		17-Apr-2009
Country	Mexico		Vote Deadline Date		24-Apr-2009
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Amend the Article 2 of the Corporate Bylaws, for the purpose of omitting as an entity that is part of the financial group Creditos
Pronegocio S.A. de c.v., Sociedad Financiera de Objeto Limitado,
Grupo Financiero Banorte, as a result of its merger with Banco
Mercantil del Norte, S.A., institucion de banca multiple, Grupo
Financiero Banorte, and as a consequence, the signing of a new sole covenant of responsibilities
			Management	For	For
2.	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting		Management	For	For
3.	Approve the meeting minutes		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	5559540	0	21-Apr-2009	21-Apr-2009

CENTRAL EUROPEAN DISTRIBUTION CORP.
Security	153435102		Meeting Type	Annual
Ticker Symbol	CEDC		Meeting Date	30-Apr-2009
ISIN	US1534351028		Agenda	933029123 - Management
City			Holding Recon Date	03-Mar-2009
Country	United States		Vote Deadline Date	29-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
1	WILLIAM V. CAREY			For	For
2	DAVID BAILEY			For	For
3	N. SCOTT FINE			For	For
4	MAREK FORYSIAK			For	For
5	ROBERT P. KOCH			For	For
6	JAN W. LASKOWSKI			For	For
7	MARKUS SIEGER			For	For
8	SERGEY KUPRIYANOV			For	For
02	FOR RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR 2009.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	367900	0	27-Apr-2009	27-Apr-2009

GRUPO TELEVISA, S.A.B.
Security	40049J206		Meeting Type		Special
Ticker Symbol	TV		Meeting Date		30-Apr-2009
ISIN	US40049J2069		Agenda		933059366 - Management
City			Holding Recon Date		07-Apr-2009
Country	United States		Vote Deadline Date		24-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
I
APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF
THE MEMBERS OF THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT TO ARTICLES
TWENTY SIXTH, TWENTY SEVENTH AND OTHER
APPLICABLE ARTICLES OF THE CORPORATE BY-LAWS.
			Management	For	Management did not provide a recommendation
II	APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	439000	0	24-Apr-2009	24-Apr-2009

GRUPO TELEVISA, S.A.B.
Security	40049J206		Meeting Type	Special
Ticker Symbol	TV		Meeting Date	30-Apr-2009
ISIN	US40049J2069		Agenda	933061373 - Management
City			Holding Recon Date	07-Apr-2009
Country	United States		Vote Deadline Date	24-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
S1	APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS OF THE BOARD OF DIRECTORS TO BE APPOINTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
S2	APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
O1	PRESENTATION AND, IN ITS CASE, APPROVAL OF THE REPORTS REFERRED TO IN ARTICLE 28, PARAGRAPH IV OF THE SECURITIES MARKET LAW.		Management	For	Management did not provide a recommendation
O2	PRESENTATION OF THE REPORT REGARDING CERTAIN FISCAL OBLIGATIONS OF COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.		Management	For	Management did not provide a recommendation
O3	RESOLUTION REGARDING THE ALLOCATION OF FINAL RESULTS FOR THE YEAR ENDED ON DECEMBER 31, 2008.		Management	For	Management did not provide a recommendation
O4	RESOLUTION (I) AMOUNT MAY BE ALLOCATED TO REPURCHASE SHARES PURSUANT TO ARTICLE 56, (II) PRESENTATION OF REPORT ON POLICIES.		Management	For	Management did not provide a recommendation
O5	APPOINTMENT OR RATIFICATION, OF THE MEMBERS THAT SHALL CONFORM BOARD, SECRETARY, ALTERNATIVE SECRETARIES AND OFFICERS.		Management	For	Management did not provide a recommendation
O6	APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF MEMBERS THAT SHALL CONFORM THE EXECUTIVE COMMITTEE.		Management	For	Management did not provide a recommendation
O7	APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF THE CHAIRMAN OF THE AUDIT COMMITTEE AND OF THE CHAIRMAN OF THE COMMITTEE.		Management	For	Management did not provide a recommendation
O8	COMPENSATION TO MEMBERS OF THE BOARD OF DIRECTORS, OF EXECUTIVE COMMITTEE, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.		Management	For	Management did not provide a recommendation
O9	APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
E1	RESOLUTION REGARDING THE CANCELLATION OF SHARES AND THE RESULTING DECREASE OF THE CAPITAL STOCK.		Management	For	Management did not provide a recommendation
E2	APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Management	For	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	439000	0	24-Apr-2009	24-Apr-2009

SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security	Y76810103		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	CNE100000171		Agenda	701853752 - Management
City	WEIHAI		Holding Recon Date	03-Apr-2009
Country	China		Vote Deadline Date	24-Apr-2009
SEDOL(s)	6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR AGAINST" FOR A-LL THE RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve the listing Sub-committee of the Board of Directors of the
Stock Exchange of Hong Kong Stock Exchange Limited [the Stock
Exchange] in relation to the proposed transfer of the listing of H shares of the Company from GEM to the Main Board [the
Proposed Transfer] and H Shares refers to all the H shares of
RMB 0.10 each in the share capital of the Company [the H
shares]; the China Securities Regulatory Commission [the CSRC]
in relation to the Proposed Transfer; (3) the obtaining of all other relevant consents or approval [if any] which are required in connection with the Proposed Transfer and the fulfillment of all conditions which may be attached to such consents or approval;
and the publication of an announcement as required by Rule
9A.08 of the Main Board Listing Rules after formal approval for the
Proposed Transfer has been received from the Stock Exchange, and the listing of H shares of the Company on GEM shall cease on and the listing of H shares on the Main Board shall commence on such date and time as the Directors of the Company [the
Directors] may designate; and authorize the any Director or the company secretary of the Company to make any application and submission, to do all such acts and things, to execute any
document and to take all such step for and on behalf of the
Company as he/she may deem necessary, desirable or expedient in relation to the Proposed Transfer; and to attend to and handle all other necessary procedures and registrations relating to or as a result of the proposed transfer
			Management	For	For
S.2
Approve the listing of the H Shares [as specified] on the Main
Board of the Stock Exchange, the specified amendments [the
Articles Amendments] shall be made to the existing Articles of
Association of the Company [the Existing Articles] with effect from the date on which dealing in the H Shares on the Main Board
commences: (i) all reference to the rules governing the listing of securities on the Growth Enterprise Market of the Stock Exchange
of Hong Kong Limited in the Article 79 of the existing Articles of
Association of the Company shall be replaced with the rules
governing the listing of securities on the Stock Exchange of Hong
Kong Limited, (ii) Amend the existing Articles of Association of the
Company Article 4, 14, 58, 66, 72, 80, 81, 83, 105, 108, 118, 189,
123, 141, 150, 153, 155 and 157of the Articles of Association of
the Company as specified
			Management	For	For
S.3
Authorize the Board of Directors and the Company Secretary of
the Company to do all such acts and things and to take all such steps as deemed by it to be incidental to, ancillary to or in connection with the matters relating to the application for the proposed transfer to the CSRC and the Listing Committee of the
Stock Exchange, as they may consider necessary, desirable or expedient
			Management	For	For

S.4
Amend the Articles of Association of the Company [a copy of
which is produced to this meeting] in substitution for and to the exclusion of the existing Articles of Association of the Company immediately after the completion of the proposed transfer, and the
Directors be authorized to make further amendments to the same or to do all things on behalf of the Company including application for relevant government approvals in relation to the amendments to the existing Articles of Association, in accordance with the relevant laws and regulations of the People' Republic of China, the rules governing the listing of securities on the Stock Exchange and other requirements of the relevant regulatory authorities
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	3004000	0	21-Apr-2009	21-Apr-2009

SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security	Y76810103		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	CNE100000171		Agenda	701853764 - Management
City	WEIHAI		Holding Recon Date	03-Apr-2009
Country	China		Vote Deadline Date	24-Apr-2009
SEDOL(s)	6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
S.1
Approve that conditional upon: (1) the granting of approval by the listing sub-committee of the Board of Directors of the Stock
Exchange of Hong Kong Stock Exchange Limited [the "Stock
Exchange"] in relation to the proposed transfer of the listing of H shares of the Company from GEM to the Main Board [the
"Proposed Transfer"] and H Shares refers to all the H shares of
RMB 0.10 each in the share capital of the Company [the "H
shares"]; (2) the granting of approval by the China Securities
Regulatory Commission [the "CSRC"] in relation to the Proposed
Transfer; (3) the obtaining of all other relevant consents or approval [if any] which are required in connection with the
Proposed Transfer and the fulfillment of all conditions which may be attached to such consents or approval; and (4) the publication of an announcement as required by Rule 9A.08 of the Main Board
Listing Rules after formal approval for the Proposed transfer has been received from the Stock Exchange, the Proposed Transfer be and are hereby approved and confirmed and the listing of H shares of the Company on GEM shall cease on and the listing of
H shares on the Main Board shall commence on such date and
time as the directors of the Company [the "Directors"] may
designate; authorize any Director and/or the Company Secretary of the Company: (i) to make any application and submission, to do all such acts and things, to execute any document and to take all such step for and on behalf of the Company as he/she may deem necessary, desirable or expedient in relation to the Proposed
Transfer; and (ii) to attend to and handle all other necessary procedures and registrations relating to or as a result of the
Proposed Transfer
			Management	For	For
S.2
Approve that conditional upon the listing of the H Shares [as defined in the special resolution numbered 1 as specified in the notice containing this resolution] on the Main Board of the Stock
Exchange, the following amendments [the "Articles Amendments"]
shall be made to the existing Articles of Association of the
Company [the Existing Articles"] with effect from the date on which dealing in the H Shares on the Main Board commences: (i) All reference to the "Rules Governing the Listing of Securities on the
Growth Enterprise Market of the Stock Exchange of Hong Kong
Limited" in the Article 79 of the existing Articles of Association of the Company shall be replaced with the "Rules Governing the
Listing of Securities on the Stock Exchange of Hong Kong
Limited"; (ii) amend the existing Articles: Article 4, Article 14,
Article 58, Article 66, Article 72, Article 80, Article 81, Article 83,
Article 105, Article 108, Article 118, Article 189, Article 123, Article
141, Article 150, Article 153, Article 155 and Article 157 of the
Articles of Association of the Company
			Management	For	For
S.3
Approve the Board of Directors and the Company Secretary of the
Company, to do all such acts and things and to take all such steps as deemed by it to be incidental to, ancillary to or in connection with the matters relating to the application for the Proposed
Transfer to the CSRC and the Listing Committee of the Stock
Exchange, as they may consider necessary, desirable or
expedient
			Management	For	For

S.4
Amend the Articles of Association of the Company [a copy of
which is produced to this meeting], as the Articles of Association of the Company in substitution for and to the exclusion of the existing Articles of Association of the Company immediately after the completion of the Proposed Transfer, and authorize the
Directors to make further amendments to the same or to do all things on behalf of the Company including application for relevant
Government approvals in relation to the amendments to the
existing Articles of Association, in accordance with the relevant laws and regulations of the People's Republic of China, the Rules
Governing the Listing of Securities on the Stock Exchange and
other requirements of the relevant Regulatory Authorities
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	3004000	0	21-Apr-2009	21-Apr-2009

SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security	Y76810103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	CNE100000171		Agenda	701853954 - Management
City	SHANDONG		Holding Recon Date	03-Apr-2009
Country	China		Vote Deadline Date	24-Apr-2009
SEDOL(s)	6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Approve the audited consolidated financial statements of the Group [including the Company and its subsidiaries] for the YE 31 DEC 2008		Management	For	For
2.	Approve the report of the Board of Directors of the Company [the "Board"] for the YE 31 DEC 2008		Management	For	For
3.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		Management	For	For
4.
Approve the Profit Distribution Plan for the YE 31 DEC 2008, and
the Final Distribution Plan of the Company for the YE 31 DEC
2008 and authorize the Board for the distribution of the final dividends to the shareholders of the Company for the YE 31 DEC
2008
			Management	For	For
5.	Re-appoint Deloitte Touche Tohmatsu as the Auditor of the Company for the YE 31 DEC 2009, and authorize the Board to determine its remuneration		Management	For	For
6.	Re-appoint Mr. Lau Wai Kit as the Independent Non-executive Director of the Company for a term of 3 years		Management	For	For
7.	Authorize the Board to approve the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2009		Management	For	For
S.8
Authorize the Board of the Company, subject to this resolution to allot, issue and deal with domestic shares and/or H shares
severally or jointly during and after the relevant period;  the aggregate nominal amount of domestic shares allotted and issued or agreed to be allotted and issued [whether pursuant to an option or otherwise] by the Board of Directors pursuant to this resolution, otherwise than pursuant to i) Rights Issue [as hereinafter defined in this resolution]; ii) upon the exercise of rights of conversion under the terms of any securities which are convertible into shares; iii) upon the exercise of rights of subscription under the terms of any warrants issued by the Company; or iv) any scrip dividend plan of other similar arrangement in lieu of the whole or part of a dividend on shares allotted pursuant to the Company's
Articles of Association, shall not exceed 20% of the aggregate nominal amount of the domestic shares in issue on the date of passing this resolution; d) the aggregate nominal amount of H
Shares allotted and issued or agreed to be allotted and issued
[whether pursuant to an option or otherwise] by the Board of
Directors pursuant to this resolution, otherwise than pursuant to i)
Rights Issue [as hereinafter defined in this resolution]; ii) upon the exercise of rights of conversion under the terms of any securities which are convertible into shares; iii) upon the exercise of rights of subscription under the terms of any warrants issued by the
Company; or iv) any scrip dividend plan of other similar
arrangement in lieu of the whole or part of a dividend on shares allotted pursuant to the Company's Articles of Association, shall
			Management	Against	Against

not exceed 20% of the aggregate nominal amount of the H Shares in issue on the date of passing this resolution; e) the approval referred to in this resolution above is conditional upon the
Company obtaining the approval from China Securities Regulatory
Commission; [Authority expires the earlier of the conclusion of the next AGM of the Company after the passing of this resolution or the expiration of the period within the 12 month period after the passing of this resolution]; and authorize the Board to, at its discretion, make any amendment of the Articles of Association of the Company where necessary, so as to increase the registered capital of the Company, and to refect the new capital structure upon the granting of approval for the allotment or issue of the shares in the Company pursuant to this resolution

Comments-We choose to vote against the issuance of shares without preemptive rights because it is above our 15% max limit
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	3004000	0	21-Apr-2009	21-Apr-2009

ANHANGUERA EDUCACIONAL PARTICIPACOES S A
Security	P0355L123		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	BRAEDUCDAM18		Agenda	701916061 - Management
City	VALINHOS		Holding Recon Date	30-Apr-2009
Country	Brazil		Vote Deadline Date	24-Apr-2009
SEDOL(s)	B1SY486		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST" IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN AR-E ALLOWED. THANK YOU			Non-Voting

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INXS TO VOTE ON THIS
ITEM IS RECE-IVED WITHOUT A CANDIDATE'S NAME, YOUR
VOTE WILL BE PROCESSED IN FAVOR OR AGAIN-ST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
1.	Acknowledge the Directors' accounts, to examine, discuss and approve the Company's consolidated financial statements for the FYE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve to set the global remuneration of the Board of Directors and Directors for the FYE 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the destination of the YE results of 2008 and the distribution of dividends		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to install the Finance Committee and set their remuneration		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1565782	0	23-Apr-2009	23-Apr-2009

ANHANGUERA EDUCACIONAL PARTICIPACOES S A
Security	P0355L123		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	04-May-2009
ISIN	BRAEDUCDAM18		Agenda	701916073 - Management
City	VALINHOS		Holding Recon Date	30-Apr-2009
Country	Brazil		Vote Deadline Date	24-Apr-2009
SEDOL(s)	B1SY486		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST" IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN AR-E ALLOWED. THANK YOU			Non-Voting
I.
Ratify the acquisition: A) Sociedade Educacional Caxias Do Sul
Ltda Kantum; B) Sociedade Educacional Centro America Ltda.
Facam; C) Centro De Ensino Superior De Rondonopolis Sa Ltda
Cesur; D) Sociedade Brasileira De Ensino Superior Ltda Fabrai;
E) Sbcec Sociedade Brasil Central De Educacao E Cultura SS
Ltda Sbcec; F) Soesc Sociedade Educacional Sul Sancaetanense
Ss Ltda Soesc; G) Centro De Ensino Unificado De Taguat Inga
Ltda Fast; H) Pioneira Educacional Ltda Pioneira; I) Instituicao De
Ensino De Sertaozinho Ltda, Fasert; J) Editora Microlins Ltda,
Former Corporate Name of Escola De Profissoes S.A. Microlins;
K) Lfg Business E Participacoes Ltda, Lfg; L) Colegio Universitario
De Taboao Da Serra Ltda Epp Colegio; M) Colegio Universitario
Taboao Ensino Fundamental Ltda Epp Colegio II; N) Cursinho
Universitario Taboao Da Serra Sociedade Simples Ltda Cursinho;
O) EM Colegio Universitario De Taboao Da Serra Ltda Epp EM
Colegio; P) Escola De Educacao Infantil Universitario Junior
Taboao Da Serra Ltda Escola, in compliance with that which is provided for in Article 256 of Law Number 6.404/76
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
II.
Approve to decide regarding the proposal for the amendment of
Article 5 of the Corporate By-Laws as a function of the capital in crease resolved on at the meeting o f the Board of Directors held on 10 OCT 2008, and rectified and ratified and ratified at a meeting of the Board of Director held on 03 MAR 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
III.
Approve to decide regarding the proposal for the amendment of
Articles 10, 11 and 17 of the Corporate By-Laws, having as an objective A to establish additional controls for the potential conduct of transactions with derivative instruments Article 10, and
B to increase the number of Officers and the manner of
representation of the Company Articles 11 and 17
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
IV.
Approve to examine and decide regarding the proposal from the
Management for the conversion of up to 45,000,000 common
shares issued by the Company into preferred shares, in the
proportion of 1 preferred share for each common share, in
accordance with the terms and conditions stated in the mentioned proposal
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB4	50P	1565782	0	23-Apr-2009	23-Apr-2009

BANK POLSKA KASA OPIEKI SA
Security	X0641X106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	05-May-2009
ISIN	PLPEKAO00016		Agenda	701878247 - Management
City	WARSZAWA		Holding Recon Date	01-May-2009
Country	Poland	Blocking	Vote Deadline Date	17-Apr-2009
SEDOL(s)	5473113 - B020KP2 - B28FBX0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the OGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Chairman of the OGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the concluding correctness of convening the OGM and its capacity to adopt binding resolutions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Elect the voting Commission		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Adopt the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the Management Board's report on the activity of the Bank in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the financial statements of the Bank for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the Management Board's report on the activity of the Bank's capital Group in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the consolidated financial statements of the Bank's capital Group for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the motion of the Management Board on distribution of the Bank's net profit for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.
Approve the report of the Bank's Supervisory Board on its activity in 2008 and the results of review of the reports on the activity of the Bank and of the Bank's capital Group in 2008, financial
statements of the Bank and of the Bank's capital Group for 2008 as well as the motion of the Management Board on distribution of the Bank's net profit for 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.1	Approve the Management Board's report on the activity of the Bank in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.2	Approve the financial statements of the Bank for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.3	Approve the Management Board's report on the activity of the Bank's capital Group in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.4	Approve the consolidated financial statements of the Bank's capital Group for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.5	Approve the distribution of the Bank's net profit for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.6	Approve the report of the Bank's Supervisory Board on its activity in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.7	Approve the performance of duties by Members of the Supervisory Board in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.8	Approve the performance of duties by Members of the Management Board in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Appoint the Members of the Supervisory Board of Bank Pekao SA for new common term of Office		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve the motion and amend the statute of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Approve to establish the uniform text of the statute of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Approve the motion and amend the rules of procedure of the general meetings of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve to establish the uniform text of the rules of procedure of the general meetings of Bank Polska Kasa Opieki Spolka Akcyjna		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Closing of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	371000	0	08-Apr-2009	08-Apr-2009

MTN GROUP LTD
Security	S8039R108		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	05-May-2009
ISIN	ZAE000042164		Agenda	701891029 - Management
City	ROODEPOORT		Holding Recon Date	04-May-2009
Country	South Africa		Vote Deadline Date	27-Apr-2009
SEDOL(s)	5949799 - 6563206 - B02P3W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
O.1
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements of the JSE Limited
[Listings Requirements], the entry into and, subject to the passing and registration [if applicable] of Resolution S.1, S.2, O.2 and O.3, which are proposed hereafter, implementation by the Company of the following agreements tabled at the General Meeting and the transactions described therein are approved: the B Preference
Shares Acquisition Agreement concluded between the Company
and the Government Employees Pension Fund [GEPI on 26 MAR
2009 [B Preference Acquisition Agreement] pursuant to which, inter alia, the Company will acquire the 214,300 cumulative
redeemable "B" preference shares [B Redeemable Preference]
and the 1 redeemable "B" participating preference share [B
Participating Preference] [collectively hereinafter referred to as the
"B Preference] held by GFPF in the issued share capital of
Newshelf 664 [Proprietary] Limited through the issue of
111,469,352 ordinary shares of 0,01 cents in the issued share capital of MTN [MTN Shares] and the payment in cash of ZAR
387,099,065 [plus interest] to Public Investment Corporation
Limited PIC] in its capacity as duly authorized agent of the GEPP;
the B Preference Shares Redemption Agreement concluded
between the Company and Newshelf on 26 MAR 2009 [B
Preference Redemption Agreement] pursuant to which, inter a
Newshelf will redeem the B Preference; the Newshelf Acquisition
Agreement concluded between the Company, GEPF and
Newshelf on 26 MAR 2009 [Newshelf Acquisition Agreement]
pursuant to which, inter alia, the Company will acquire an option to purchase for ZAR 1,00 the entire issued ordinary share capital of
Newshelf  from the trustees of the Alpine Trust [AT] [Option], the
Company will exercise the Option and the Company will settle the outstanding obligations of Newehelf to GEPF under the Bridging
Facility Agreement concluded between GEPF, Newshelf and at on
31 AUG 2007 [as amended] in part for cash and in part through the issue of 102,397,546 MTN Shares to PIC in its capacity as duly authorized agent of GEPF; the MTN Share Repurchase
Agreement concluded between the Company and Newshelf on26
MAR 2009 [Repurchase Agreement] pursuant to which, inter ails, the Company will repurchase 243,500,011 MTN Shares from
Newshelf in part from share capital and premium and in past from profits available for distribution; and the Implementation
Agreement concluded between the Company, Newshelf, GEPF
and at on 26 MAR 2009 [Implementation Agreement] pursuant to which inter alia the implementation of the B Preference Acquisition
			Management	Against	Against

Agreement, B Preference Redemption Agreement, Newshelf
Acquisition Agreement and Repurchase Agreement are regulated and the Option is exercised by MTN, [the B Preference Acquisition
Agreement, the B Preference Redemption Agreement, the
Newshelf Equity Acquisition Agreement, the Repurchase
Agreement and the Implementation Agreement being the
Transaction Agreements]

Comments-We choose to vote against all items due to a lack of disclosure documentation.
S.1
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements and the passing and registration [if applicable] of Resolution O.1, S.2, O.2 and O.3,and authorize the Board of Directors of the Company, as a specific authority, to purchase, in part from share capital and premium [in an aggregate amount of ZAR 381,966,783] and in part from profits available for distribution, the 243,500,011 MTN Shares held by
Newshelf pursuant to, and on the terms and conditions of, the
Repurchase Agreement [read with the Implementation Agreement]
and in accordance with section 95 of the Companies Act, [Act 61 of 1973], 1973, as amended [Companies Act] and the relevant
provisions of the Listings Requirements
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.
S.2
Approve that, in terms of Section 38[2A][b] of the Companies Act, and subject to this resolution being passed in accordance with the
Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, O.2 and O.3, the Company hereby sanctions, to the extent required, any financial assistance given or construed to be given by the Company to Newshelf in respect of the transactions set out in the Transaction Agreements
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.
O.2
Approve that, subject to this resolution being passed in
accordance with the provisions of the Listings Requirements, and subject to the passing and registration [if applicable] of Resolution
O.1, S.1, S.2 and O.3, 213,866,898 MTN Shares be and are
placed under the control of the Directors to allot and issue for cash to PIC pursuant to, and on the terms and conditions of, the B
Preference Acquisition Agreement and the Newshelf Acquisition
Agreement
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.
O.3
Approve that, subject to this resolution being passed in
accordance with the Listings Requirements and to the passing and registration [if applicable] of Resolution O.1, S.1, S.2 and O.2, and authorize any 1 Director of the Company, on behalf of the
Company, to do or cause all such things to be done, to sign all such documentation as may be necessary to give effect to and implement all of the resolutions contained in this notice of general meeting, as well as all the transactions described in Resolution
O.1
			Management	Against	Against
Comments-We choose to vote against all items due to a lack of disclosure documentation.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1906300	0	27-Apr-2009	27-Apr-2009

CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD
Security	Y1456Z128		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	12-May-2009
ISIN	HK0966037878		Agenda	701880103 - Management
City	HONG KONG		Holding Recon Date	06-May-2009
Country	Hong Kong		Vote Deadline Date	07-May-2009
SEDOL(s)	4061575 - 6264048		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.		Non-Voting
1.	Receive and adopt the audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2008		Management	For	For
2.A	Re-elect Mr. Xie Yiqun as a Director		Management	For	For
2.B	Re-elect Mr. He Zhiguang as a Director		Management	For	For
2.C	Re-elect Mr. Ng Yu Lam Kenneth as a Director		Management	For	For
2.D	Re-elect Mr. Li Tao as a Director		Management	For	For
2.E	Re-elect Dr. Wu Jiesi as a Director		Management	For	For
2.F	Re-elect Mr. Lau Wai Kit as a Director		Management	For	For
2.G	Authorize the Board of Directors to fix the Directors' fees		Management	For	For
3.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and to authorize the Board of Directors to fix their remuneration		Management	For	For
4.
Authorize the Directors of the Company to allot, issue or otherwise deal with any unissued shares in the capital of the Company and to make or grant offers, agreements, options and other rights or issue warrants which may require the exercise of such powers be and is hereby generally and unconditionally approved; authorize the Directors of the Company during the relevant period to make or grant offers, agreements and/or options which may require the exercise of the powers of the Company referred to in that
paragraph at any time during or after the end of the relevant period; approve the aggregate nominal amount of unissued
shares in the capital of the Company which may be allotted,
issued or otherwise dealt with by the Directors of the Company during the relevant period, otherwise than pursuant to a Rights
Issue [as specified] or an issue of shares pursuant to the exercise of subscription rights attaching to any warrants issued by the
Company or of any options which may be granted under any
share option scheme or any other option scheme or similar
arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares or any scrip dividend
schemes or similar arrangements providing for the allotment and issue of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of association of the Company or a specific authority granted by the shareholders of the Company in
			Management	Against	Against

general meeting, shall not exceed the aggregate of 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this Resolution; [Authority expires whichever is earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM of the Company is required by the Articles of Association of the Company or by Law to be held]

Comments-We are voting against this item because it is against our policy to approve issuance of new shares without pre-emptive rights in excess of 10%
5.
Authorize the Directors of the Company to repurchase shares on
The Stock Exchange of Hong Kong; approve the aggregate
nominal amount of shares which may be repurchased shall not
exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of the period within which the next AGM of the
Company is required by the Articles of Association of the
Company or by Law to be held]
			Management	For	For
6.
Approve, conditional upon the passing of Resolutions No. 4 and
No. 5 set out above, the general mandate to the Directors of the
Company to exercise the powers of the Company to allot, issue and otherwise deal with shares in the capital of the Company and to make, issue or grant offers, agreements, options and/or
warrants which might require the exercise of such powers in
accordance with Resolution No. 4 above be and is hereby
extended by the addition to the total nominal amount of share capital which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of the Company pursuant to such general mandate an amount representing the
total nominal amount of shares in the capital of the Company purchased by the Company pursuant to the exercise by the
Directors of the Company in accordance with Resolution No. 5 above of the powers of the Company to purchase such shares,
provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	4203000	0	06-May-2009	06-May-2009

CEZ A.S., PRAHA
Security	X2337V121		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	13-May-2009
ISIN	CZ0005112300		Agenda	701890611 - Management
City	PRAHA		Holding Recon Date	07-May-2009
Country	Czech Republic	Blocking	Vote Deadline Date	05-May-2009
SEDOL(s)	5624030 - 5626995 - B02VK11 - B1G91T3 - B28FR10		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Opening, election of Chairman of the GM, minutes clerk, scrutinisers and minutes controllers		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the Management report on the Company business activities and balance of assets for the year 2008 and summarized report according to Section 118/8/ Act on capital market budiness operation		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the Supervisory Board report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the financial statements of Cez and consolidated financial statements the Cez group for the year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the decision on division of profit including a decision on payment of dividends and royalties		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the agreement on the contribution of the part Company Rozvody Tepla to Cez Teplrensk		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the decision on acquisition of own Company shares		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the changes of the Articles of Association		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the decision on the volume of financial resources for provision of donations		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve to confirm the co-option, recalling and election of the Supervisory Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the contracts on execution of function of the Supervisory Board Member		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Elect the Committee Members for Audit		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve the draft agreement on execution of the function of an Audit Committee Member		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Conclusion		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	270800	0	28-Apr-2009	28-Apr-2009

HIKMA PHARMACEUTICALS PLC
Security	G4576K104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	14-May-2009
ISIN	GB00B0LCW083		Agenda	701905929 - Management
City	LONDON		Holding Recon Date	12-May-2009
Country	United Kingdom		Vote Deadline Date	07-May-2009
SEDOL(s)	B0LCW08 - B0PPDL1 - B0TM846 - B0YMV42		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the accounts for the FYE 31 DEC 2008, together with the reports of the Directors and Auditors thereon		Management	For	For
2.
Declare a final dividend on the ordinary shares of 4.0 tents per ordinary share in respect of the YE 31 DEC 2008, payable on 02
JUN 2009 to ordinary shareholders on the register at the close of business on 01 MAY 2009
			Management	For	For
3.	Re-appoint Mr. Samih Darwazah as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
4.	Re-appoint Mr. Mazen Darwazah as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
5.	Re-appoint Mr. Breffni Byrne, as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Sir David Rowe-Ham as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
7.	Re-appoint Mr. Michael Ashton as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
8.	Re-appoint Mr. Ali Al Husry as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
9.	Re-appoint Deloitte LLP as Auditors of the Company		Management	For	For
10.	Authorize the Directors to set the remuneration of the Auditors		Management	For	For
11.	Approve the Remuneration Committee report for the FYE 31 DEC 2008		Management	For	For
12.
Authorize the Directors for the purposes of Section 80 of the
Companies Act 1985 [the "Act"], to exercise all the powers of the
Company to allot relevant securities [as specified in section 80[2]
of the Act]: [a] up to an aggregate nominal amount of GBP
6,320,227; and [b] comprising equity securities [as specified in
Section 94 of the Act] up to an aggregate nominal amount [when added to any allotments made under [a] [ above] of GBP
12,640,454 in connection with or pursuant to an offer, or invitation by way of a rights issue in favor of holders of ordinary shares in proportion [as nearly as practicable] to the respective number of ordinary shares held by them on the record date for such
allotment, [and holders of any other class of equity securities entitled to participate therein or if the Directors consider it necessary, as permitted by the rights of those securities] but subject to such exclusions or other arrangements as the Directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or
			Management	For	For

practical difficulties which may arise under the laws of, or the requirements of any regulatory body or Stock Exchange, in any territory or any other matter whatsoever; [Authority expires at the conclusion of the AGM of the Company next year or 30 JUN
2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.13
Authorize the Directors, that subject to the passing of Resolution
12 above, pursuant to section 95[l] of the Act to: [a] allot equity securities [as specified in Section 94 of the Act] of the Company for cash pursuant to the authority conferred by that resolution; and
[b] sell relevant shares [as specified in Section 94[5] of the Act]
held by the Company as treasury share for cash, as if Section
89[1] of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities for cash and the sale of treasury shares: [i] in the case of the authority granted under resolution 12[a] above, and
otherwise than pursuant to Paragraph [ii] of this resolution, up to an aggregate nominal amount of GBP 948,034; and [ii] in
connection with or pursuant to an offer or invitation [but in the case of the authority granted under resolution 12[b], by way of a rights issue only] in favor of holders of ordinary shares in proportion [as nearly as practicable] to the respective number of ordinary shares held by them on the record date for such
allotment [and holders of any other class of equity securities entitled to participate therein or if the Directors consider it necessary, as permitted by the rights of those securities] but subject to such exclusions or other arrangements as the Directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or practical difficulties which may arise under the laws of, or the requirements of any regulatory body or Stock Exchange in, any territory or any other, matter whatsoever; [Authority expires at the conclusion of the AGM of the Company next year or 30 JUN
2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.14
Authorize the Company for the purposes of Section 166 of the Act to make market purchase [within the Section 163[3] of the Act] of any of its ordinary shares of 10p each in the capital of the
Company on such terms and in such manner as the Directors may from time to time determine, and where such shares are held as treasury shares, the Company may use them for the purposes of its Employee Share Schemes, provided that: [a] the maximum
number of ordinary shares which , may be purchased is
18,960,680 representing approximately 10%, of the issued
ordinary share capital as at 07 APR 2009; [b] the minimum price which may be paid for each ordinary share is 10 pence which
amount shall be exclusive of expenses, if any; [c] the maximum price which may be paid for each ordinary share is an amount equal to 105% of the average of the middle market quotations for the ordinary shares of the Company as derived from the Daily
Official List of the London Stock Exchange plc for the 5 business days immediately preceding the day on which such share is
contracted to be purchased; [d] [Authority shall expire earlier of the conclusion of the next AGM in 2010 or 30 JUN 2010; and [e]
under this authority the Company may make a contract to
purchase ordinary shares which would or might be executed
wholly or partly after the expiry of this authority, and may make purchases of ordinary shares pursuant to it a if this authority had not expired
			Management	For	For
S.15	Approve that a general meeting of shareholders of the Company other than an AGM may be called on not less than 14 clear days' notice		Management	For	For
16.
Approve that the waiver granted by the Panel of Takeovers and
Mergers [specified in the circular to shareholders of the Company dated 09 APR 2009 [the "Circular"]] of any requirements under
Rule 9 of the Takeover Code [as specified in the Circular] for the
Concert Party [as specified in the Circular] to make a general offer to shareholders of the Company by reason of any buy back of up to 18,960,680 ordinary shares of the Company, as a result of which the aggregate interest of the Concert Party in ordinary shares could increase to 39.08% of the voting rights of the
Company
			Management	For	For

17.
Approve that the waiver granted by the Panel of Takeovers and
Mergers [specified in the Circular] of any requirements under Rule
9 of the Takeover Code [as specified in the Circular] for the
Concert Party [as specified in the Circular] and persons acting in concert with them to make a general offer to shareholders of the
Company by reason of the issue of up to 203,000 ordinary shares to Members of the Concert Party pursuant to the grant and vesting of 200,000 LTIP Awards and up to 3,000 MIP Awards [specified in the Circular] as a result of which the aggregate interest of the
Concert Party in Ordinary Shares would increase to 35.26% of the voting rights of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2024518	0	04-May-2009	04-May-2009

PT BK RAKYAT
Security	Y0697U104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-May-2009
ISIN	ID1000096001		Agenda	701935857 - Management
City	JAKARTA		Holding Recon Date	01-May-2009
Country	Indonesia		Vote Deadline Date	15-May-2009
SEDOL(s)	6709099 - B01Z5X1 - B1BJTH2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the Board of Directors report for book year 2008 and ratify of financial report for book year 2008 and ratification on the partnership and community development program for book year 2008		Management	For	For
2.	Approve to determine on utilization of Net Company's profit for book year 2008		Management	For	For
3.	Approve to determine on salary honorarium, tantiem for the Board of Directors and the Board of Commissioners		Management	For	For
4.	Authorize the Board of Directors to appoint of Independent Public Accountant to Audit Company's books for book year 2009 and the partnership and community development program for book year 2009		Management	For	For
5.	Authorize the Board of Commissioners to increase capital in line with Management Stock Option Program as determined in shareholders general meeting of the Company		Management	For	For
6.	Approve to change in the Board of Commissioners		Management	For	For
7.
Approve and ratify on regulation of the ministry of state owned enterprises No. per 05/mbu/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
			Management	For	For
8.	Approve to increase Company placement in Bank Syariah Bri		Management	For	For
9.	Approve to implement on regulation of the ministry of state owned enterprises No.s196/mbu/2009 on 23 MAR 2009		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	24702500	0	13-May-2009	13-May-2009

CHINA MOBILE (HONG KONG) LIMITED
Security	16941M109		Meeting Type	Annual
Ticker Symbol	CHL		Meeting Date	19-May-2009
ISIN	US16941M1099		Agenda	933062616 - Management
City			Holding Recon Date	09-Apr-2009
Country	United States		Vote Deadline Date	08-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR.		Management	For	For
02	TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2008.		Management	For	For
3A	TO RE-ELECT WANG JIANZHOU AS A DIRECTOR.		Management	For	For
3B	TO RE-ELECT ZHANG CHUNJIANG AS A DIRECTOR.		Management	For	For
3C	TO RE-ELECT SHA YUEJIA AS A DIRECTOR.		Management	For	For
3D	TO RE-ELECT LIU AILI AS A DIRECTOR.		Management	For	For
3E	TO RE-ELECT XU LONG AS A DIRECTOR.		Management	For	For
3F	TO RE-ELECT MOSES CHENG MO CHI AS A DIRECTOR.		Management	For	For
3G	TO RE-ELECT NICHOLAS JONATHAN READ AS A DIRECTOR.		Management	For	For
04	TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO AUTHORISE THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
05	TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT.		Management	For	For
06	TO GIVE A GENERAL MANDATE TO DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES NOT EXCEEDING 20% OF NOMINAL AMOUNT.		Management	Against	Against
Comments-We are voting against this item because it is against out policy to to approve issuance of new shares without preemptive rights in excess of 10%
07	TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	602461	0	06-May-2009	06-May-2009

HENGAN INTL GROUP CO LTD
Security	G4402L128		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	20-May-2009
ISIN	KYG4402L1288		Agenda	701891803 - Management
City	HONG KONG		Holding Recon Date	12-May-2009
Country	Cayman Islands		Vote Deadline Date	15-May-2009
SEDOL(s)	5754045 - 6136233		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" ONL-Y FOR ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Receive and approve the audited consolidated accounts and the reports of the Directors and Auditors for the YE 31 DEC 2008		Management	For	For
2.	Declare the final dividend for the YE 31 DEC 2008		Management	For	For
3.i	Re-elect Mr. Xu Da Zuo as a Director		Management	For	For
3.ii	Re-elect Mr. Xu Chun Man as a Director		Management	For	For
3.iii	Re-elect Mr. Chu Cheng Chung as a Director		Management	For	For
3.iv	Authorize the Board of Directors to fix the remuneration of the Directors		Management	For	For
4.	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration		Management	For	For
5.
Authorize the Directors of the Company during the relevant period of all the powers of the Company to allot, issue or otherwise deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options [including warrants, bonds and debentures convertible into shares of the Company] which might require the exercise of such power; and to make or grant offers, agreements and options [including warrants, bonds and debentures convertible into shares of the Company] which might require the exercise of such power after the end of the Relevant
Period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted by the
Directors of the Company pursuant to the approval of this
resolution, otherwise than pursuant to aa) Rights Issue; or bb) the exercise of rights of subscription or conversion under the terms of any warrants or other securities issued by the Company carrying a right to subscribe for or purchase shares of the Company; or cc)
the exercise of any option under any share option scheme of the
Company adopted by its shareholders for the grant or issue to employees of the Company and/or any of its subsidiaries of
options to subscribe for or rights to acquire shares of the
Company; or dd) any scrip dividend or other similar scheme
implemented in accordance with the Articles of Association of the
Company, shall not exceed 20% of the total aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this Resolution and the said approval be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by any applicable law or the
Articles of Association of the Company to be held]
			Management	Against	Against
Comments-We are voting against this item because it is against our policy to approve share issuance without pre- emptive rights in excess of 10% shares outstanding.
6.
Authorize the Directors of the Company during the Relevant
Period of all the powers of the Company to repurchase issued shares in the capital of the Company or any other rights to
subscribe shares in the capital of the Company in each case on
The Stock Exchange of Hong Kong Limited [the Stock Exchange]
or on any other stock exchange on which the securities of the
Company may be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on
the Stock Exchange or any other stock exchange as amended
from time to time, the approval in this resolution shall be in addition to any other authorization given to the Directors of the
Company and shall authorize the Directors of the Company on
behalf of the Company during the Relevant Period to procure the
Company to purchase its securities at a price determined by the
Directors; the aggregate nominal amount of the ordinary share capital of the Company or any other rights to subscribe shares in the capital of the Company in each case which the directors of the
Company are authorized to repurchase pursuant to the approvals in this Resolution shall not exceed 10% of the aggregate nominal amount of the ordinary share capital of the Company in issue on the date of the passing of this Resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period
within which the next AGM of the Company is required by any
applicable law or the Articles of Association of the Company to be
held
			Management	For	For

7.
Approve the exercise by the Directors of the Company during the relevant period to extend the general mandate referred to in
Resolution No. 5 by the addition to the aggregate nominal amount of share capital which may be allotted and issued or agreed
conditionally or unconditionally to be allotted and issued by the
Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of share
capital of the Company purchased by the Company since the
granting of the general mandate referred to in Resolution No. 6 and pursuant to the exercise by the Directors of the powers of the
Company to purchase such shares provided that such extended
amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this Resolution
			Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	6589000	0	13-May-2009	13-May-2009

CHINA OVERSEAS LD & INVT LTD
Security	Y15004107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		27-May-2009
ISIN	HK0688002218		Agenda		701919740 - Management
City	HONG KONG		Holding Recon Date		25-May-2009
Country	Hong Kong		Vote Deadline Date		19-May-2009
SEDOL(s)	5387731 - 6192150 - B01XX64		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.
Approve the CSCECL Group Engagement Agreement and the
transactions contemplated thereunder and the implementation
thereof; the CSCECL Construction Engagement Cap  for the
period between 01 JUN 2009 and 31 MAY 2012; and authorize
any one Director of the Company for and on behalf of the
Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the CSCECL Group Engagement Agreement and
the transactions contemplated thereunder including the affixing of
Common Seal thereon
			Management	For	For
2.
Approve the CSC Group Engagement Agreement and the
transactions contemplated thereunder and the implementation
thereof; the CSC Construction Engagement Cap  for the period between 01 JUL 2009 and 30 JUN 2012; and authorize any one
Director of the Company and on behalf of the Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the CSC
Group Engagement Agreement and the transactions
contemplated thereunder including the affixing of Common Seal thereon
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	9450000	0	13-May-2009	13-May-2009

CHINA OVERSEAS LD & INVT LTD
Security	Y15004107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-May-2009
ISIN	HK0688002218		Agenda	701919752 - Management
City	HONG KONG		Holding Recon Date	25-May-2009
Country	Hong Kong		Vote Deadline Date	19-May-2009
SEDOL(s)	5387731 - 6192150 - B01XX64		Quick Code
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.		Non-Voting
1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		Management	For	For
2.a	Re-elect Mr. Chen Bin as a Director		Management	For	For
2.b	Re-elect Mr. Zhu Yijian as a Director		Management	For	For
2.c	Re-elect Mr. Luo Liang as a Director		Management	For	For
2.d	Re-elect Dr. Li Kwok Po, David as a Director		Management	For	For
2.e	Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director		Management	For	For
3.	Authorize the Board to fix the remuneration of the Directors		Management	For	For
4.	Declare of a final dividend for the YE 31 DEC 2008 of HKD 7 cents per share		Management	For	For
5.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration		Management	For	For
6.
Authorize the Directors of the Company, subject to this
Resolution, to purchase shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong
Limited [the Stock Exchange] or any other stock exchange
recognized for this purpose by the Securities and Futures
Commission of Hong Kong and the Stock Exchange under the
Hong Kong Code on Share Repurchases, not exceeding 10% of
the aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this Resolution;
[Authority expires at the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of the
Laws of Hong Kong] to be held]
			Management	For	For
7.
Authorize the Directors of the Company, subject to this
Resolution, pursuant to Section 57B of the Companies Ordinance
[Chapter 32 of the Laws of Hong Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company; and b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to i) a rights issue;
or ii) the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company; or iii) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iv) any scrip
			Management	Against	Against

dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the Articles of Association of the
Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM is to be held by Articles of Association and/or Companies
Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

Comments-We are voting against this item because it is against our policy to approve share issuance without pre- emptive rights in excess of 10% shares outstanding.
8.
Approve, conditional upon the passing of the Resolutions 6 and 7, to extend the general mandate granted to the Directors of the
Company pursuant to the Resolution 7, by an amount
representing the aggregate nominal amount of share capital of the
Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	9450000	0	13-May-2009	13-May-2009

STANDARD BANK GROUP LIMITED
Security	S80605140		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-May-2009
ISIN	ZAE000109815		Agenda	701922521 - Management
City	JOHANNESBURG		Holding Recon Date	27-May-2009
Country	South Africa		Vote Deadline Date	20-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
O.1	Receive and adopt the annual financial statements for the YE 31 DEC 2008, including the reports of the Directors and Auditors		Management	For	For
O.2.1	Approve the proposed fees payable to the Non-Executive Directors for 2009: Chairman of Standard Bank Group- ZAR 3,600,000 per annum		Management	For	For
O.2.2	Approve the proposed fees payable to the Non-Executive Directors for 2009: Director of Standard Bank Group- ZAR 140,000 per annum		Management	For	For
O.2.3	Approve the proposed fees payable to the Non-Executive Directors for 2009: International Director of Standard Bank Group- EUR 30,100 per annum		Management	For	For
O.2.4	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group credit committee: Member- ZAR 13,750 per meeting		Management	For	For
O.2.5	Approve the proposed fees payable to the Non-Executive Directors for 2009: Directors' affairs committee: Chairman- ZAR 88,000 per annum; Member- ZAR 44,000 per annum		Management	For	For
O.2.6	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group risk and capital Management Committee: Chairman- ZAR 300,000 per annum; Member- ZAR 150,000 per annum		Management	For	For
O.2.7	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group remuneration committee: Chairman- ZAR 175,000 per annum; Member- ZAR 80,500 per annum		Management	For	For
O.2.8	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group remuneration committee: Chairman- ZAR 120,000 per annum; Member- ZAR 60,000 per annum		Management	For	For
O.2.9	Approve the proposed fees payable to the Non-Executive Directors for 2009: Group audit committee: Chairman- ZAR 350,000 per annum; Member- ZAR 150,000 per annum		Management	For	For
O2.10	Approve the proposed fees payable to the Non-Executive Directors for 2009: Ad hoc meeting attendance- ZAR 13,750 per meeting		Management	For	For
O.3.1	Elect Mr. Doug Band as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.2	Elect Mr. Derek Cooper as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.3	Elect Mr. Sam Jonah KBE as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.4	Elect Mr. Sir Paul Judge as a Director, who retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.3.5	Elect Mr. Kgomotso Moroka as a Director retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For

O.3.6	Elect Mr. Chris Nissen as a Director retire by rotation in accordance with the provisions of the Company's Articles of Association		Management	For	For
O.4.1
Authorize the Directors, for the purpose of carrying out the terms of the Standard Bank Equity Growth Scheme [the Equity Growth
Scheme], other than those which have specifically been
appropriated for the Equity Growth Scheme in terms of ordinary resolutions duly passed at previous AGM's of the Company
specifically placed under the control of the Directors, authorized to allot and issue those shares in terms of the Equity Growth
Scheme
			Management	For	For
O.4.2
Authorized the Directors, for the purpose of carrying out the terms of the Standard Bank Group Share Incentive Scheme [the
Scheme], other than those which have specifically been
appropriated for the Scheme in terms of ordinary resolutions duly passed at previous AGM's of the Company specifically placed
under the control of the Directors, authorized to allot and issue those shares in terms of the Scheme
			Management	For	For
O.4.3
Authorized the Directors of the Company, that the unissued
ordinary shares in the authorized share capital of the Company
[other than those specifically identified in ordinary Resolutions 4.1 and 4.2] placed under the control of the to allot and issue the ordinary shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act, 61 of
1973, as amended, the Banks Act, 94 of 1990, as amended and
the Listings Requirements of the JSE Limited and subject to the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution being limited to 5% of the number of ordinary shares in issue at 31 DEC 2008
			Management	For	For
O.4.4
Authorized the Directors of the Company, the share capital of the
Company that the unissued non-redeemable, non-cumulative,
non-participating preference shares [non-redeemable preference shares] in the placed under the control of the Directors of the
Company to allot and issue the non-redeemable preference
shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended and the Listings Requirements of the JSE Limited
			Management	For	For
O.4.5
Authorized the Directors of the Company and given a renewable general authority to make payments to shareholders in terms of
Section 5.85(b) of the Listings Requirements of the JSE Limited
[the Listings Requirements], subject to the provisions of the
Companies Act, 61 of 1973, as amended [the Companies Act], the
Banks Act, 94 of 1990, as amended and the Listings
Requirements, including, amongst others, the following
requirements: (a) payments to shareholders in terms of this
resolution shall be made in terms of Section 90 of the Companies
Act and be made pro rata to all shareholders; (b) in any one FY, payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued share
capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported by a valuation by an Independent Professional expert acceptable to the JSE Limited prepared within the last 6 months, measured as at the beginning of such FY; and [authority expires at the end of the next AGM of the Company or for 15 months from the date of this resolution]
			Management	For	For
S.5
Authorize the Directors of the Company, with effect from the date of this AGM, as a general approval in terms of Section 85(2) of the
Companies Act, 61 of 1973, as amended [the Companies Act], the acquisition by the Company and, in terms of Section 89 of the
Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the
Company and at such price and on such other terms and
conditions as the Directors may from time to time determine, subject to the requirements of the Companies Act, the Banks Act,
94 of 1990, as amended and the Listings Requirements of the
JSE Limited [the Listings Requirements], which include, amongst others, the following: any such acquisition will be implemented through the order book operated by the trading system of the JSE
Limited and done without any prior understanding or arrangement between the Company and the counterparty [reported trades
being prohibited];the acquisition must be authorizes by the
Company's Articles of Association; the authority is limited to the purchase of a maximum of 10% of the Company's issued ordinary share capital in any one FY; acquisition must not be made at a price more than 10% above the weighted average of the market value for the ordinary shares of the Company for the 5 business days immediately preceding the date of acquisition at any point in time, the Company may only appoint 1 agent to effect any
repurchase(s) on the Company's behalf; the Company may only
acquire its ordinary shares if, after such acquisition, it still complies with the shareholder spread requirements as set out in the Listings Requirements; the Company or its subsidiary may not repurchase securities during a prohibited period, unless they have in place a repurchase programmed where the dates and quantities of securities to be traded during the relevant period are fixed [not subject to any variation] and full details of the programme have been disclosed in an announcement over SENS prior to the
commencement of the prohibited period; that an announcement
containing full details of such acquisitions of shares will be published as soon as the Company and/or its subsidiary (ies)
has/have acquired shares constituting, on a cumulative basis, 3%
of the number of shares in issue at the date of the general
meeting at which this special resolution is considered and, if approved, passed, and for each 3% in aggregate of the initial number acquired thereafter; and in the case clan acquisition by a subsidiary of the Company and the number of shares to be
acquired, is not more than 10% in the aggregate of the number of issued shares of the Company [authority expires whichever is earlier until the next AGM of the Company or 15 months from the date on which this resolution is passed]
			Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1537216	0	20-May-2009	20-May-2009

AXIS BANK LTD
Security	Y0487S103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	01-Jun-2009
ISIN	INE238A01026		Agenda	701938827 - Management
City	AHMEDABAD		Holding Recon Date	28-May-2009
Country	India		Vote Deadline Date	18-May-2009
SEDOL(s)	6136482 - B01Z5M0 - B071S89		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the balance sheet at 31 MAR 2009, profit and loss account for the YE 31 MAR 2009 and the reports of Directors and Auditors thereon		Management	For	For
2.	Re-appoint Shri M. V. Subbiah as a Director who retires by rotation		Management	For	For
3.	Re-appoint Shri Ramesh Ramanathan as a Director who retires by rotation		Management	For	For
4.	Declare a dividend on the equity shares of the bank		Management	For	For
S.5
Appoint, pursuant to the provision of Section 224A and other applicable provision, if any, of the Companies Article 1956 and
Banking Regulation Article 1949, M/s. S. R. Batillboi & Co.,
Chartered Accountants, Mumbai as the Statutory Auditors of the
Bank to hold office from the conclusion of the 15th AGM until the conclusion of the 16th AGM on such remuneration as may be
approved by the Audit Committee of the Board
			Management	For	For
6.	Approve to alter, in accordance with the provision of Section 16 and other applicable provisions of the Companies Article 1956, the existing Memorandum of Association of the Company as specified		Management	For	For
S.7
Approve to alter, in partial modification to the approval given by the shareholders through postal ballot notice dated 09 JUN 2009 the Articles of Association of the Bank in respect of separating of the post of Chairman and Chief Executive Officer into the posts [i]
Non-Executive Chairman and [ii] Managing Director, the effective date of alteration of the alteration of the specified Articles of
Association be 01 JUN 2009 instead of 01 AUG 2009 Articles
2[A][viii], 2[A][xii], 89[1] 118 and 119, 118[1], 17[4], 118[2] 118[3],
118[4], 118[6], 118[7], 118[8], 119, 120, 114[1], 171, 172 and 173
as specified
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	976000	0	13-May-2009	13-May-2009

SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL
Security	Y7473H108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-Jun-2009
ISIN	KR7000810002		Agenda	701949755 - Management
City	SEOUL		Holding Recon Date	31-Mar-2009
Country	Korea, Republic Of		Vote Deadline Date	25-May-2009
SEDOL(s)	6155250		Quick Code
Item	Proposal		Type	Vote	For/Against Management

In the Korean market, the vote option of ABSTAIN is determined to be acceptabl-e or not in accordance with the local sub
custodians regulations. Please conta-ct your client service
representative to see if the recipient of your voting i-nstructions will treat ABSTAIN as a valid vote option.
Non-Voting
1.	Approve the appropriation of income and dividends of KRW 3,000 per common share		Management	For	For
2.	Amend the Articles of Incorporation regarding pre-emptive rights, public offerings, stock options, public notice for shareholder meeting, Audit Committee, and share cancellation		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
3.	Elect 1 Inside Director and 3 Outside Directors		Management	For	For
4.	Elect 2 Members of the Audit Committee		Management	For	For
5.	Approve the total remuneration of Inside Directors and Outside Directors		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	173800	0	27-May-2009	27-May-2009

ANHUI CONCH CEM CO LTD
Security	Y01373102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	05-Jun-2009
ISIN	CNE1000001W2		Agenda	701903393 - Management
City	ANHUI		Holding Recon Date	05-May-2009
Country	China		Vote Deadline Date	28-May-2009
SEDOL(s)	6080396 - B01W480 - B1BJMK6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.			Non-Voting
1.	Approve the report of the Board [the Board] of Directors [the Directors] for the YE 31 DEC 2008		Management	For	For
2.	Approve the report of the Supervisory Committee for the YE 31 DEC 2008		Management	For	For
3.
Approve the audited financial reports prepared in accordance with the China Accounting Standards for business enterprise [2006]
and International Financial Reporting Standards respectively for the YE 31 DEC 2008
			Management	For	For
4.
Approve the Company's profit distribution proposal for year 2008
[for details of the profit distribution proposal, please refer to
Section (5) "Profit Distribution Proposal" under the "Report of the
Directors" contained in the Company's annual report for year
2008]
			Management	For	For
5.
Re-appoint KPMG Huazhen Certified Public Accountants and
KPMG Certified Public Accountants as the PRC and international
Auditors of the Company respectively, and authorize the Board to determine the remuneration of the Auditors
			Management	For	For
6.	Approve the provision of guarantees by the Company in respect of the bank borrowing of its following subsidiaries; as specified		Management	For	For
S.7
Approve the amendment to the Articles of Association of the
Company ["Articles of Association"] by way of special resolution: a new Article is proposed to be added after Article 169 in Section 17 of the existing Articles of Association as Article 169A of the revised Articles of Association; the full text of the new Article 169A proposed to be added is set out as follows: "Article 169A; the
Company should implement a proactive profit distribution method, continuity and stability of the profit distribution policy should be maintained; approve the Board should propose to the AGM a cash dividend distribution proposal in each profit-making FY; if a cash dividend distribution proposal is not proposed, the reason therefor should be disclosed in the periodical report, and the Independent
Directors should issue an independent opinion on this matter, should there be any misappropriation of the Company's funds by any shareholder of the Company, the Company should deduct the cash dividends to which such shareholder is entitled from the fund misappropriated by it as a repayment of the misappropriated fund"
			Management	For	For
S.8
Approve that, a) subject to the limitations under (c) and (d) below and in accordance with the requirements of the rules governing the listing of securities [the listing rules] on Stock Exchange, the
Company Law of the PRC, and other applicable laws and
regulations [in each case, as amended from time to time], an unconditional general mandate be and hereby granted to the
Board to exercise once or in multiple times during the relevant period [as defined below] all the powers of the Company too allot and issue ordinary shares [new shares] on such terms and
			Management	Against	Against

conditions as the Board may determine and that, in the exercise of their powers to allot and issue shares, the authority of the Board shall include i) the determination of the class and number of the shares to be allotted; ii) the determination of the issue price of the new shares; iii) the determination of the opening and closing dates of the issue of new shares; iv) the determination of the class and number of new shares (if any) to be issued to the existing
shareholders; v) to make or grant offers, agreements and options which might require the exercise of such powers; and vi) in the case of an offer or issue of shares to the shareholders of the
Company, b) the exercise of the powers granted under paragraph
(a), the Board may during the relevant period make or grant offers, agreements and options which might require the shares relating to the exercise of the authority there under being allotted and issued after the expiry of the relevant period; c) the aggregate amount of the overseas listed foreign shares to be allotted or conditionally or unconditionally agreed to be allotted the Board pursuant to the authority granted under paragraph (a) above (excluding any
shares which may be allotted upon the conversion of the capital reserve into capital in accordance with the Company Law of the
PRC or the Articles of Association of the Company) shall not exceed 20% of the aggregate number of the overseas listed
foreign shares of the Company in issue as at the date of passing of this resolution; d) authorize the Board to grant under paragraph
(a) above shall (i) comply with the Company Law of the PRC,
other applicable laws and regulations of the PRC, and the Listing
Rules (in each case, as amended from time to time) and ii) be subject to the approvals of China Securities Regulatory
Commission (CSRC) and relevant authorities of the PRC; e) for the purposes of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company; or 12 months] f)
authorize the Board and the exercise of the power granted under paragraph (a) above in accordance with the Company Law and
other applicable laws and regulations of the PRC, increase the
Company's registered capital to such amount as shall equal the aggregate nominal amounts of the relevant number of shares
allotted and issued upon the exercise of the powers granted under paragraph (a) of this resolution, provided that the registered capital of the Company shall not exceed 120% of the amount of registered capital of the Company as at the date of passing of this resolution; g) subject to the Listing Committee of the Stock
Exchange granting listing of, and permission to deal in, the H
Shares in the Company's share capital proposed to be issued by the Company and to the approval of CSRC for the issue of shares, authorize the Board to amend, as it may deem appropriate and necessary, Articles 23, 24 and 27 of the Articles of Association of
the Company to reflect the change in the share capital structure of the Company in the event of an exercise of the powers granted under paragraph (a) to allot and issue new shares

Comments- Harding Loevner is voting against this item because it is violates their policy of approving the issuance of new shares without pre emptive rights in excess of 10%
S.9.1	Approve to issuing amount: the Company will issue Corporate Bonds ["Corporate Bonds"] with face value in the aggregate principal amount of not exceeding RMB 9.5 billion in the PRC		Management	For	For
S.9.2
Authorize the Board to determine the details of the maturity of the
Corporate Bonds: the Corporate Bonds may be issued in a single type with only one maturity date or in mixed types with different maturity dates of 5 years, 7 years and 0 years and the size of issue in accordance with the relevant regulations and market conditions
			Management	For	For
s.9.3
Approve the interest rate of the Corporate Bonds will be
determined by the Company and its principal underwriter
[sponsor] upon enquiries of interest rates in the market and within the interest range as permitted by the State Council of the PRC
			Management	For	For
s.9.4	Approve to issue price of the Corporate Bonds: to be issued at the face value with denomination of RMB 100		Management	For	For
s.9.5
Approve to proceeds to be raised from the issue of the Corporate
Bonds will be applied in repayment of bank loans for improving the
Company's financial structure and to replenish the Company's current capital
			Management	For	For

s.9.6
Authorize the Board to determine the detailed arrangement of placing to the existing holders of the Company's A shares and
[including whether or not there will be placing arrangement and ratio of the placing, etc.] according to the market situation and detailed terms of the issue
			Management	For	For
s.9.7	Approve the validity period of the resolutions regarding the issue of the Corporate Bonds shall be 24 months from the date on which the resolutions are passed at the AGM		Management	For	For
s.9.8
Authorize the Board 2 Executive Directors of the Company to
handle the relevant matters in relation to the issue of the
Corporate Bonds according to the specific needs of the Company and other market conditions: a) so far as permitted by laws and regulations and based on the Company's situation and the market conditions, to formulate the detailed plan for the issue of
Corporate Bonds and to amend and modify the terms of issue of the Corporate Bonds, including but not limited to all matters in relation to the terms of issue such as the issuing amount, maturity of Corporate Bonds, interest rate of Corporate Bonds or its
determination, the timing of issue, whether or not the issue will be carried out by multi-tranches and the number of tranches, whether or not to devise terms for repurchase and redemption, matters regarding guarantees, periods and mode for repayment of
principal and payment of interests, detailed arrangements of placing, and the place of listing of the Corporate Bonds, etc; b)
appoint intermediaries to handle the reporting matters of the issue of the Corporate Bonds; c) to select trust manager of the
Corporate Bonds, to sign the agreement for trust management of the Corporate Bonds and to formulate the regulations of
bondholders' meeting; d) to sign the contracts, agreements and documents in relation to the issue of the Corporate Bonds, and to disclose information in an appropriate manner; e) authorize the
Board to make corresponding amendment to the relevant matters regarding the proposal of the issue of the Corporate Bonds based on the feedback of the PRC regulatory authorities in event of any changes in the PRC regulatory authorities' policy on issues of
Corporate Bonds or market conditions, other than the matters which shall be subject to approval by the shareholders in general meeting pursuant to the requirements of law, regulations and the
Articles of Association; f) upon the completion of the issue, to handle the matters in relation to listing of the Corporate Bonds; g)
adopt such measures for securing the repayment of the Corporate
Bonds, including not to distribute profits to shareholders according to the requirements of the relevant laws and regulations, if, during the term of the Corporate Bonds, it is expected that the Company may not be able to repay principal and interests of the Corporate
Bonds or the Company fails to repay principal and interests of the
Corporate Bonds when they become due; h) to handle other
matters in relation to the issue of Corporate Bonds; i) this authority shall be valid from the date of its approval at the AGM to the date on which the above authorized matters shall be completed
			Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2426000	0	21-May-2009	22-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type		Annual
Ticker Symbol	PHI		Meeting Date		09-Jun-2009
ISIN	US7182526043		Agenda		933096681 - Management
City			Holding Recon Date		13-Apr-2009
Country	Philippines		Vote Deadline Date		27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING 31 DECEMBER 2008 CONTAINED IN THE COMPANY'S 2008 ANNUAL REPORT.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	123115	0	26-May-2009	26-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type	Annual
Ticker Symbol	PHI		Meeting Date	09-Jun-2009
ISIN	US7182526043		Agenda	933100288 - Management
City			Holding Recon Date	13-Apr-2009
Country	Philippines		Vote Deadline Date	27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	For
2B	ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT DIRECTOR)		Management	For	For
2C	ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	For
2D	ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	For
2E	ELECTION OF DIRECTOR: MR. DONALD G. DEE		Management	For	For
2F	ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	For
2G	ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	For
2H	ELECTION OF DIRECTOR: MR. TATSU KONO		Management	For	For
2I	ELECTION OF DIRECTOR: MR. TAKASHI OOI		Management	For	For
2J	ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	For
2K	ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	For
2L	ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO		Management	For	For
2M	ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	123115	0	28-May-2009	28-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type	Annual
Ticker Symbol	PHI		Meeting Date	09-Jun-2009
ISIN	US7182526043		Agenda	933100315 - Management
City			Holding Recon Date	13-Apr-2009
Country	Philippines		Vote Deadline Date	27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	For
2B	ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT DIRECTOR)		Management	For	For
2C	ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	For
2D	ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	For
2E	ELECTION OF DIRECTOR: MR. DONALD G. DEE		Management	For	For
2F	ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	For
2G	ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	For
2H	ELECTION OF DIRECTOR: MR. TATSU KONO		Management	For	For
2I	ELECTION OF DIRECTOR: MR. TAKASHI OOI		Management	For	For
2J	ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	For
2K	ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	For
2L	ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO		Management	For	For
2M	ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	123115	0	28-May-2009	28-May-2009

TAIWAN SEMICONDUCTOR MFG CO LTD
Security	Y84629107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002330008		Agenda	701938601 - Management
City	HSINCHU		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)	6889106 - B16TKV8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 554580 DUE TO RECEIPT OF D-IRECTORS NAME. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	Call meeting to order		Non-Voting
1.	Chairman's Address		Management	For	For
2.1	To report the business of 2008		Non-Voting
2.2	Audit Committee's review report		Non-Voting
2.3	To report the implementation of shares buyback		Non-Voting
2.4	To report TSMC's Merger of its 100% owned subsidiary - Hsin Ruey Investment Co-. Ltd		Non-Voting
3.1	Approve to accept the 2008 business report and financial statements		Management	For	For
3.2	Approve the proposal for distribution of 2008 profits		Management	For	For
3.3	Approve the capitalization of 2008 dividends, 2008 employee profit sharing, and capital surplus		Management	For	For
3.4.A	Approve to revise the procedures for lending funds to other parties		Management	For	For
3.4.B	Approve to revise the procedures for endorsement and guarantee		Management	For	For
4.1	Elect Mr. Morris Chang as a Chairman		Management	For	For
4.2	Elect Mr. F.C. Tseng as a Vice Chairman		Management	For	For
4.3	Elect Mr. Rick Tsai as a Director		Management	For	For
4.4	Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative of National Development Fund, Executive		Management	For	For
4.5	Elect Sir. Peter Leahy Bonfield as an Independent Director		Management	For	For
4.6	Elect Mr. Stan Shih as an Independent Director		Management	For	For
4.7	Elect Mr. Carleton Sneed Florina as an Independent Director		Management	For	For
4.8	Elect Mr. Thomas J. Engibous as an Independent Director		Management	For	For
5.	Other business and special motion		Non-Voting
6.	Meeting adjourned		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	14872279	0	22-May-2009	22-May-2009

MEDIATEK INCORPORATION
Security	Y5945U103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002454006		Agenda	701964606 - Management
City	HSINCHU		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	05-Jun-2009
SEDOL(s)	6372480 - B06P6Z5		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 542643 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 audited reports		Non-Voting
A.3	The status of endorsement and guarantee		Non-Voting
B.1	Approve the 2008 business reports and financial statements		Management	For	For
B.2	Approve the 2008 profit distribution proposed cash dividend: TWD 14per share		Management	For	For
B.3	Approve the issuance of new shares from retained earnings, staff bonus proposed stock dividend: 2 for 1,000 shares held		Management	For	For
B.4	Approve the revision to the procedures of monetary loans, endorsement and guarantee		Management	For	For
B.5	Approve the revision to the procedures of asset acquisition or disposal		Management	For	For
B61.1	Elect Mr. Ming-kai Tsai Shareholder No: 1 as a Director		Management	For	For
B61.2	Elect Mr. Jyh-jer Cho Shareholder No: 2 as a Director		Management	For	For
B61.3	Elect Mr. Ching-Jiang Hsieh Shareholder No: 11 as a Director		Management	For	For
B61.4	Elect National Taiwan University Shareholder No: 23053 Representative: Mr. Ming-Je Tang as a Director		Management	For	For
B61.5	Elect National Chiao Tung University/Shareholder No:23286 Representative: Mr. Chin-Teng Lin as a Director		Management	For	For
B62.1	Elect National Tsing Hua University/Shareholder No:48657 Representative: Mr. Chung-Lang Liu as a Supervisor		Management	For	For
B62.2	Elect National Cheng Kung University/Shareholder No:76347 Representative: Mr. Yan-Kuin Su as a Supervisor		Management	For	For
B62.3	Elect Mediatek Capital Corp. Shareholder No: 2471 Representative: Mr. Paul Wang as a Supervisor		Management	For	For
7.	Approve the proposal to release the prohibition on Directors from participation in competitive business		Management	For	For
8.	Other issues and extraordinary motions		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	1797150	0	27-May-2009	27-May-2009

DELTA ELECTRS INC
Security	Y20263102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Jun-2009
ISIN	TW0002308004		Agenda	701979847 - Management
City	TAOYUAN		Holding Recon Date	10-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)	6260734		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 575230 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 financial statements		Non-Voting
A.3	The 2008 audited reports		Non-Voting
B.1	Approve the 2008 financial statements		Management	For	For
B.2	Approve the 2008 profit distribution; proposed cash dividend: TWD 3.5 per share		Management	For	For
B.3	Approve to revise the procedures of monetary loans		Management	For	For
B.4	Approve to revise the procedures of endorsement and guarantee		Management	For	For
B.5	Approve the issuance of new shares from retained earnings; proposed stock dividend: 10 for 1,000 shares held; proposed bonus issue: 10 for 1,000 shares held		Management	For	For
B.6	Approve to revise the Articles of Incorporation		Management	For	For
B.7.1	Elect Mr. Yi-Chiang LO/ Shareholder No: 205026 as an Independent Director		Management	For	For
B72.1	Elect Mr. Bruce Ch Cheng/Shareholder No: 1 as a Director		Management	For	For
B72.2	Elect Mr. Yancey Hai/Shareholder No: 38010 as a Director		Management	For	For
B72.3	Elect Mr. Mark Ko/Shareholder No: 15314 as a Director		Management	For	For
B72.4	Elect Mr. Raymond Hsu/Shareholder No: 3 as a Director		Management	For	For
B72.5	Elect Mr. Fred Chai-Yan Lee/Passport No: 057416787 as a Director		Management	For	For
B72.6	Elect Mr. Ping Cheng/Shareholder No: 43 as a Director		Management	For	For
B72.7	Elect Mr. Simon Chang/Shareholder No: 19 as a Director		Management	For	For
B72.8	Elect Mr. Albert Chang/Shareholder No: 32 as a Director		Management	For	For
B73.1	Elect Mr. E-Ying Hsieh/Shareholder No: 2 as a Supervisor		Management	For	For
B73.2	Elect Mr. Chung-Hsing Huang/Id No: H101258606 as a Supervisor		Management	For	For
B.8	Approve the proposal to release the prohibition on Directors from participation in competitive business		Management	For	For
B.9	Extraordinary motions		Management	Abstain	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	10147227	0	04-Jun-2009	04-Jun-2009

JIANGSU EXPRESSWAY CO LTD
Security	Y4443L103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Jun-2009
ISIN	CNE1000003J5		Agenda	701945632 - Management
City	NANJING		Holding Recon Date	15-May-2009
Country	China		Vote Deadline Date	09-Jun-2009
SEDOL(s)	6005504 - B01XLJ3 - B1BJTS3		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.			Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2008		Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		Management	For	For
3.	Approve the annual budget report for year 2008		Management	For	For
4.	Approve the audited accounts and the Auditor report for the YE 31 DEC 2008		Management	For	For
5.	Approve the Profit Distribution Scheme of the Company in respect of the final dividend for the YE 31 DEC 2008: the Company proposed to declare a cash dividend of RMB 0.27 per Share [Tax inclusive]		Management	For	For
6.
Appoint Deloitte Touche Tohmatsu Certified Public Accountants
Limited and Deloitte Touche Tohmatsu respectively as the
Company's Domestic and International Auditors with a confirmed annual remuneration of RMB 2.1 million
			Management	For	For
7.1
Appoint Mr. Shen Chang Quan as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Shen with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.2
Appoint Mr. Sun Hong Ning as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Sun with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.3
Appoint Mr. Chen Xiang Hui as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Chen with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.4
Appoint Madam Zhang Yang as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Madam Zhang with the tenure of office from the
date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.5
Appoint Mr. Qian Yongxiang as an Executive Director of the
Company and the signing of an Executive Director service
contract between the Company and Mr. Qian with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
7.6
Appoint Mr. Du Wen Yi as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Du with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM
			Management	For	For
7.7
Appoint Mr. Cui Xiao Long as a Non-executive Director of the
Company and the signing of a letter of appointment between the
Company and Mr. Cui with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM
			Management	For	For
7.8
Appoint Mr. Fan Cong Lai as an Independent Non-executive
Director of the Company and the signing of an Independent Non-
executive Director Service Contract between the Company and
Mr. Fong with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM and an annual Director's fee of RMB
50,000 [after Tax]
			Management	For	For

7.9
Appoint Mr. Chen Dong Hua as an Independent Non-executive
Director of the Company and the signing of an Independent Non-
executive Director Service Contract between the Company and
Mr. Fong with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM and an annual Director's fee of RMB
50,000 [after Tax]
			Management	For	For
8.1
Appoint Mr. Yang Gen Lin as a Supervisor of the Company and
the signing of a letter of appointment between the Company and
Mr. Yang with the tenure of office from the date of the 2008 AGM to the date of the 2011 AGM
			Management	For	For
8.2
Appoint Mr. Zhang Cheng Yu as a Supervisor of the Company
and the signing of a letter of appointment between the Company and Mr. Zhang with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM
			Management	For	For
8.3
Appoint Madam Hu Yu as a Supervisor of the Company and the
signing of a letter of appointment between the Company and
Madam Hu with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM
			Management	For	For
S.9	Amend the reference of the Company's business licence number in Article 1.2 of the Articles of Association of the Company from "3200001100976" to "320000000004194"		Management	For	For
S.10
Amend the reference of the Company's registered address in
Article 1.5 of the Articles of Association of the Company from "238
Maqun Street, Nanjing City, Jiangsu Province, China" to "6 Maqun
Road, Nanjing City, Jiangsu Province, China"
			Management	For	For
S.11
Approve to append the following provision to Article 18.9 of the
Articles of Association of the Company: "the accumulated profits distributed in cash by the Company over the latest 3 years shall represent no less than 30% of the average annual distributable profits realized for the latest 3 years"
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	23954000	0	27-May-2009	27-May-2009

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	CNE1000002F5		Agenda	701931164 - Management
City	BEIJING		Holding Recon Date	18-May-2009
Country	China		Vote Deadline Date	10-Jun-2009
SEDOL(s)	B1JKTQ6 - B1L7ZX4 - B1MT2B6		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors of the Company for the year 2008		Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2008		Management	For	For
3.	Approve the audited consolidated financial statements of the Company for the YE 31 DEC 2008		Management	For	For
4.	Approve the profit distribution and dividend distribution plan for the year 2008 as recommended by the Board of Directors of the Company		Management	For	For
5.
Re-appoint PricewaterhouseCoopers as the Company's
International Auditors and PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Company's Domestic Auditors for
a term ending at the next AGM of the Company and authorize the
Board of Directors of the Company to determine their respective remuneration
			Management	For	For
6.	Approve the despatching or providing corporate communications to the shareholders of H shares of the Company via its website		Management	For	For
S.7	Approve the amendments to the Articles of Association		Management	For	For
S.8
Authorize the Board of Directors of the Company to allot, issue and deal with additional H shares and domestic shares of the
Company, either separately or concurrently and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Board of Directors may during the relevant period make or grant offers, agreements or options which might require the exercise of such powers after the end of the relevant period; the number of the domestic shares and H shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted [whether pursuant to an option or otherwise]
by the Board of Directors otherwise than pursuant to (x) a rights issue, or (y) any option scheme or similar arrangement adopted by the Company from time to time for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, shall not exceed 20% of each of the existing domestic shares and H shares of the Company in issue as at the date of this resolution; and will only exercise its power under such mandate in accordance with the Company Law of the PRC and the rules governing the listing of securities on the Stock Exchange of Hong Kong Limited [as amended from time to time] and only if all necessary approvals from relevant PRC government authorities are obtained; to make such amendments to the Articles of Association of the Company as it thinks fit so as to increase the registered share capital and reflect the new capital structure of the Company upon the
allotment and issuance of and dealing with shares as
contemplated in above; contingent on the Board of Directors
resolving to issue shares pursuant of this resolution, the Board of
			Management	Against	Against

Directors to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may
consider necessary in connection with the issue of such shares including, without limitation, determining the size of the issue, the issue price, the use of proceeds from the issue, the target of the issue and the place and time of the issue, making all necessary applications to the relevant authorities, entering into an
underwriting agreement or any other agreements and making all necessary filings and registrations with the relevant PRC, Hong
Kong and other authorities; [Authority expires the earlier of the conclusion of the next AGM of the Company following the passing of this resolution or the expiration of the 12-month period following the passing of this resolution]

Comments-We are voting against this item because it is against our policy to approve the issuance of new shares without preemptive rights in excess of 10% shares outstanding
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	18105000	0	08-Jun-2009	08-Jun-2009

COCA COLA HELLENIC BOTTLING CO SA, ATHENS
Security	X1435J139		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	GRS104003009		Agenda	701965254 - Management
City	ATHENS		Holding Recon Date	16-Jun-2009
Country	Greece	Blocking	Vote Deadline Date	08-Jun-2009
SEDOL(s)	0964850 - 4420723 - 5890433		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve the submission of the Management report by the Board of Directors and of the audit certificate by the Company's
Chartered Auditor-Accountant on the Company's financial
statements and activities for the FYE on 31 DEC 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the Company's annual financial statements for the FYE on 31 DEC 2008 and the consolidated financial statements		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve to release the Members of the Board of Directors and the Auditors of the Company from any liability for their activity during the FYE on 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve the remuneration of the Members of the Board of
Directors for their participation in the meetings of the Board of
Directors and for their services to the Company for the FY 2008 and pre-approve the remuneration for the FY 2009
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect the Statutory Auditors for the FY 2009, 01 JAN 2009 to 31 DEC 2009 and approve to determine their fees		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the distribution of profits, dividend for the FY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Appoint the Audit Committee, in accordance with the Article 37 of Law 3693.2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Amend the terms of an existing Stock Option Plan for employees of the Company and its affiliates, in accordance with the Article 13 paragraph 13 of Codified Law 2190.1920		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the Stock Option Plan for employees of the Company and its affiliates, in accordance with the Article 13 paragraph 13 of Codified Law 2190.1920		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.			Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	519900	0	26-May-2009	26-May-2009

SYNNEX TECHNOLOGY INTERNATIONAL CORP
Security	Y8344J109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-Jun-2009
ISIN	TW0002347002		Agenda	701979859 - Management
City	TAIPEI		Holding Recon Date	20-Apr-2009
Country	Taiwan, Province of China		Vote Deadline Date	12-Jun-2009
SEDOL(s)	6868439 - B19CF53		Quick Code
Item	Proposal		Type	Vote	For/Against Management
A.1	The 2008 business operations		Non-Voting
A.2	The 2008 audited reports		Non-Voting
A.3	Other presentations		Non-Voting
B.1	Approve the 2008 business reports and financial statements		Management	For	For
B.2	Approve the 2008 profit distribution [proposed cash dividend: TWD 1.3 per share]		Management	For	For
B.3	Approve the issuance of new shares from retained earnings [proposed stock dividend:100 shares for 1,000 shares held]		Management	For	For
B.4	Approve to revise the procedures of endorsement, guarantee, and monetary loans		Management	For	For
B.5.1	Elect Mr. Matthew Feng Chiang Miau, Shareholder No. 337, as a Director		Management	For	For
B.5.2	Elect Mr. Tu Shu Wu, Shareholder No. 99, as a Director		Management	For	For
B.5.3	Elect Mitac Incorporation, Shareholder No. 2, Representative: Mr. Kou Yun as a Director		Management	For	For
B.5.4	Elect Mitac Incorporation, Shareholder No. 2 Representative: Mr. Yang Shih Chien as a Director		Management	For	For
B.5.5	Elect Tsu Fung Investment Co., Shareholder No. 100264, Representative: Mr. Ching Hu Shih, as a Director		Management	For	For
B.5.6	Elect Lien Hwa Industrial Corp., Shareholder No. 119603, Representative: Mr. Chou The Chien as a Supervisor		Management	For	For
B.5.7	Elect Lien Hwa Industrial Corporation, Shareholder No. 119603, Representative: Mr. Yang Hsiang Yun as a Supervisor		Management	For	For
B.6	Approve to release the prohibition on Directors from participation in competitive business		Management	For	For
B.7	Other issues and extraordinary motions		Management	Against	Against
Comments-We are voting against this item due to a lack of disclosure by the company
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	11635500	0	08-Jun-2009	08-Jun-2009

TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209		Meeting Type	Annual
Ticker Symbol	TEVA		Meeting Date	22-Jun-2009
ISIN	US8816242098		Agenda	933094384 - Management
City			Holding Recon Date	13-May-2009
Country	United States		Vote Deadline Date	11-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE BOARD OF DIRECTORS'
RECOMMENDATION THAT THE CASH DIVIDEND FOR THE
YEAR ENDED DECEMBER 31, 2008, WHICH WAS PAID IN
FOUR INSTALLMENTS AND AGGREGATED NIS 1.95
(APPROXIMATELY US$0.525, ACCORDING TO THE
APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE
(OR ADS), BE DECLARED FINAL.
			Management	For	For
2A	ELECTION OF DIRECTOR: DR. PHILLIP FROST		Management	For	For
2B	ELECTION OF DIRECTOR: ROGER ABRAVANEL		Management	For	For
2C	ELECTION OF DIRECTOR: PROF. ELON KOHLBERG		Management	For	For
2D	ELECTION OF DIRECTOR: PROF. YITZHAK PETERBURG		Management	For	For
2E	ELECTION OF DIRECTOR: EREZ VIGODMAN		Management	For	For
03
TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF
PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM UNTIL THE 2010 ANNUAL MEETING OF
SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF
DIRECTORS TO DETERMINE THEIR COMPENSATION
PROVIDED SUCH COMPENSATION IS ALSO APPROVED BY
THE AUDIT COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	490100	0	09-Jun-2009	09-Jun-2009

MTN GROUP LTD
Security	S8039R108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jun-2009
ISIN	ZAE000042164		Agenda	701989951 - Management
City	GAUTENG		Holding Recon Date	23-Jun-2009
Country	South Africa		Vote Deadline Date	17-Jun-2009
SEDOL(s)	5949799 - 6563206 - B02P3W5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the financial statements and statutory reports for YE 31 DEC 2008		Management	For	For
2.	Re-elect Mr. RS Dabengwa as a Director		Management	For	For
3.	Re-elect Mr. AT Mikati as a Director		Management	For	For
4.	Re-elect Mr. MJN Njeke as a Director		Management	For	For
5.	Re-elect Mr. J Van Rooyen as a Director		Management	For	For
6.	Approve the remuneration of Non Executive Directors		Management	For	For
7.	Approve to place authorized but unissued shares under control of the Directors up to 10% of Issued Capital		Management	For	For
S.8	Grant authority to the repurchase of up to 10% of Issued Share Capital		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE NUMBERING OF RESOLUTI-ONS. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	2036300	0	12-Jun-2009	12-Jun-2009

OIL CO LUKOIL
Security	677862104		Meeting Type	Annual
Ticker Symbol	LUKOY		Meeting Date	25-Jun-2009
ISIN	US6778621044		Agenda	933090639 - Management
City			Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
TO APPROVE THE 2008 ANNUAL REPORT OF OAO LUKOIL
AND THE ANNUAL FINANCIAL STATEMENTS, INCLUDING
INCOME STATEMENTS (PROFIT AND LOSS ACCOUNTS) OF
THE COMPANY, AND ALSO DISTRIBUTION OF PROFITS
(INCLUDING THROUGH THE PAYMENT (DECLARATION) OF
DIVIDENDS) AND LOSSES OF THE COMPANY ON THE BASIS
OF ANNUAL RESULTS. DETERMINATION OF THE SIZE, DATE,
FORM AND PROCEDURE OF PAYMENT OF DIVIDENDS.
			Management	For	For
3A	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY 2009 (MINUTES N2 4): IVANOVA, LYUBOV GAVRILOVNA.		Management	For	For
3B	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): KONDRATIEV, PAVEL GENNADIEVICH		Management	For	For
3C	TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES N2 4): NIKITENKO, VLADIMIR NIKOLAEVICH		Management	For	For
4A	TO PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT COMMISSION OF OAO <<LUKOIL>> ACCORDING TO APPENDIX HERETO.		Management	For	For
4B
TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS OF
REMUNERATION FOR MEMBERS OF THE BOARD OF
DIRECTORS AND THE AUDIT COMMISSION OF THE
COMPANY ESTABLISHED BY DECISION OF THE ANNUAL
GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL" OF
26 JUNE 2008 (MINUTES NO. 1).
			Management	For	For
05	TO APPROVE THE INDEPENDENT AUDITOR OF OAO <<LUKOIL>> - CLOSED JOINT STOCK COMPANY KPMG.		Management	For	For
06	TO APPROVE AMENDMENTS TO THE REGULATIONS ON THE PROCEDURE FOR PREPARING AND HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO <<LUKOIL>>, PURSUANT TO THE APPENDIX HERETO.		Management	For	For
07
TO APPROVE AN INTERESTED-PARTY TRANSACTION -
POLICY (CONTRACT) ON INSURING THE LIABILITY OF
DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
OAO "LUKOIL" AND OAO KAPITAL STRAKHOVANIE, ON THE
TERMS AND CONDITIONS INDICATED IN THE APPENDIX
HERETO.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	524394	0	12-Jun-2009	12-Jun-2009

OIL CO LUKOIL
Security	677862104		Meeting Type	Annual
Ticker Symbol	LUKOY		Meeting Date	25-Jun-2009
ISIN	US6778621044		Agenda	933095324 - Management
City			Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2B	ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH		Management	No Vote	Management did not provide a recommendation
2C	ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR VLADIMIROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2D	ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD EVERT		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2E	ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2F	ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2G	ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2H	ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2I	ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2J	ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2K	ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
2L	ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH		Management	For - CUMULATIVE VOTING	Management did not provide a recommendation
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9974IB4	837	524394	0	12-Jun-2009	12-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	US3682872078		Agenda	701968995 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
1.	Approval of the annual report of the Company.		Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports [profit and loss accounts] of the Company.		Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2008.		Management	For	For
4.	Regarding the amount of, time for and form of payment of dividends based on the results of 2008.		Management	For	For
5.	Approval of the External Auditor of the Company.		Management	For	For
6.	Regarding the remuneration of Members of the Board of Directors and Audit Commission of the Company.		Management	For	For
7.1
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.2
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.3
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For

7.4
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
State Corporation Bank for Development and Foreign Economic
Affairs [Vnesheconombank] regarding receipt by OAO Gazprom of funds in a maximum sum of 6 billion U.S. dollars or its equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in rubles.
			Management	For	For
7.5
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 15% per annum in the case of loans in U.S. dollars /
euros and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
rubles.
			Management	For	For
7.6
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 25 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of
Russian ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%.
			Management	For	For
7.7
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 17 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.8
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO Gazprom of funds in a maximum sum of 100
million U.S. dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For

7.9
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank, to be entered into pursuant to a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds in a maximum sum of 5 billion rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the indicative rate based on the offered rates of Russian ruble loans [deposits]
in the Moscow money market [MosPrime Rate] established for
loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%.
			Management	For	For
7.10
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the terms
and conditions announced by it, accept and credit funds
transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding maintenance in the account of a non-reducible balance in a maximum sum not exceeding 20 billion rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the
relevant currency.
			Management	For	For
7.11
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will, upon the terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts in
accordance with OAO Gazprom's instructions.
			Management	For	For
7.12
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct operations through the
accounts in accordance with OAO Gazprom's instructions.
			Management	For	For
7.13
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and credit funds transferred to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with OAO
Gazprom's instructions.
			Management	For	For

7.14
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will provide services to OAO Gazprom making use of the
Bank Client electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of the bank as may be in effect at the time the services are provided.
			Management	For	For
7.15
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which Sberbank of Russia
OAO will provide services to OAO Gazprom making use of the
Client Sberbank electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment
documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of Sberbank of Russia
OAO as may be in effect at the time the services are provided.
			Management	For	For
7.16
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO Gazprom
making use of the Bank Client electronic payments system,
including, without limitation, receipt from OAO Gazprom of
electronic payment documents for executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at such tariffs of ZAO
Gazenergoprombank as may be in effect at the time the services are provided.
			Management	For	For
7.17
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO VTB Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
electronic payments system, including, without limitation, receipt from OAO Gazprom of electronic payment documents for
executing expense operations through accounts, provision of the account electronic statements and conduct of other electronic document processing, and OAO Gazprom will pay for the services provided at such tariffs of OAO VTB Bank as may be in effect at the time the services are provided.
			Management	For	For
7.18
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company], to be entered into under the General Agreement on
the Conduct of Conversion Operations between OAO Gazprom
and the bank dated as of September 12, 2006, No. 3446, in a
maximum sum of 500 million U.S. dollars or its equivalent in rubles, euros or other currency for each transaction.
			Management	For	For

7.19
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities in connection with the subsidiaries challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million
U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.20
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
grant suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum sum equivalent to 500 million U.S. dollars and for a period of not more than 14 months.
			Management	For	For
7.21
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant suretyships to secure performance of
OAO Gazprom's subsidiaries' obligations to Gazprombank [Open
Joint Stock Company] with respect to the bank's guarantees
issued to the Russian Federation's tax authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in a maximum sum of 1.8 billion rubles and for a period of not more than 14 months.
			Management	For	For
7.22
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Nord Stream AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure performance of OOO Gazprom Export's obligations under a gas transportation agreement between Nord Stream AG and OOO Gazprom Export,
including its obligations to pay a tariff for the transportation of gas via the North Stream gas pipeline on the basis of an agreed-upon model for calculating the tariff, in an aggregate maximum sum of
24.035 billion euros.
			Management	For	For
7.23
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes under
instructions of OAO Gazprom and for a fee not exceeding 0.5%
per annum, to open on a monthly basis documentary irrevocable uncovered letters of credit in favor of AK Uztransgaz in connection with payments for its services related to natural gas transportation across the territory of the Republic of Uzbekistan, with the maximum amount under all of the simultaneously outstanding
letters of credit being 81 million U.S. dollars.
			Management	For	For

7.24
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the facilities of the Yamal-Europe trunk gas pipeline system and related service equipment that are situated in the territory of the Republic of
Belarus for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property in a
maximum sum of 6.33 billion rubles.
			Management	For	For
7.25
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and use of
the property complex of the gas distribution system, comprised of facilities designed to transport and supply gas directly to
consumers [gas off taking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high-, medium- and low-
pressure gas pipelines, gas flow control stations and buildings], for a period of not more than 12 months and OAO Gazpromregiongaz will make payment for using such property in a maximum sum of
769.4 million rubles.
			Management	For	For
7.26
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which OAO Gazprom
will grant ZAO Gazprom Neft Orenburg temporary possession and use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period of not more than 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.
			Management	For	For
7.27
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and use of
the building and equipment of a tubing and casing manufacturing facility with a thermal treatment shop and pipe coating unit, situated in the Kostromskaya Region, town of Volgorechensk, for a period of not more than 12 months and OAO Gazpromtrubinvest will make payment for using such property in a maximum sum of
451 million rubles.
			Management	For	For
7.28
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex,
situated in the city of Sochi, for a period of not more than 12 months and OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.
			Management	For	For

7.29
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as well as of the building and equipment of the repair and machining shop at the
Southern Regional Repair Base, situated in the Stavropolskiy
Province, town of Izobilnyi, for a period of not more than 12 months and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of 115.5
million rubles.
			Management	For	For
7.30
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of the
infrastructure facilities of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya railway station and of the Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, as well as the facilities of the railway line from the Obskaya station to the
Bovanenkovo station, for a period of not more than 12 months and
OOO Gazpromtrans will make payment for using such property in a maximum sum of 2.1 billion rubles.
			Management	For	For
7.31
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OAO Gazprom will grant
OOO Gazpromtrans temporary possession and use of methanol
tank cars for a period of not more than 5 years and OOO
Gazpromtrans will make payment for using such property in a
maximum sum of 190 million rubles
			Management	For	For
7.32
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic that are situated in the Tulskaya Region,
Shchokinskiy District, township of Grumant, for a period of not more than 12 months and OAO Tsentrgaz will make payment for
using such property in a maximum sum of 24.1 million rubles.
			Management	For	For
7.33
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking area, ponds, roads, pedestrian
			Management	For	For

crossings, playgrounds, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's
Lodge, garage, as well as service machinery, equipment, furniture and accessories] situated in the Moscow Region, Naro-Fominskiy
District, village of Rogozinino, for a period of not more than 12 months and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

7.34
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized compact full-function gas and water treatment installations for coal bed methane extraction wells, well-head equipment, borehole
enlargement device, and pressure core sampler] located in the
Rostovskaya Region, town of Kamensk-Shakhtinskiy, and the
Kemerovskaya Region, city of Novokuznetsk, for a period of not more than 12 months and OAO Gazprom Promgaz will make
payment for using such property in a maximum sum of 3.5 million rubles.
			Management	For	For
7.35
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumenskaya Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required to use that building, with an area of
3,371 square meters, for a period of not more than 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in a maximum sum of 2.61 million rubles.
			Management	For	For
7.36
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Salavatnefteorgsintez pursuant to which OAO Gazprom will grant OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburgskiy
Gas Refinery for a period of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using such property in a maximum sum of 347 thousand rubles.
			Management	For	For
7.37
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom pursuant to which OAO Gazprom will grant
OAO Vostokgazprom temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OAO Vostokgazprom will make
payment for using such property in a maximum sum of 109
thousand rubles.
			Management	For	For
7.38
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OAO Gazprom will grant
OOO Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for a period of not more than 12 months and OOO Gazprom Export will make
payment for using such property in a maximum sum of 129
thousand rubles.
			Management	For	For

7.39
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will grant
OAO Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation for a period of not more than 12 months and OAO Gazprom Neft will make payment
for using such property in a maximum sum of 132 thousand
rubles.
			Management	For	For
7.40
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
will grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution, System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazcom Level [ERP], for a period of not more than 12 months and
OAO Gazprom Space Systems will make payment for using such
property in a maximum sum of 1.15 million rubles.
			Management	For	For
7.41
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which OAO Gazprom will grant
ZAO Yamalgazinvest temporary possession and use of an ERP
software and hardware solution, System for Managing OAO
Gazprom's Property and Other Assets at ZAO Yamalgazinvest
Level [ERP], for a period of not more than 12 months and ZAO
Yamalgazinvest will make payment for using such property in a maximum sum of 1.74 million rubles.
			Management	For	For
7.42
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities within the composition of buildings, communications lines, communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, in the Smolenskaya Region of the Russian
Federation and in the territory of the Republic of Belarus, for a period of not more than 12 months and ZAO Gaztelecom will
make payment for using such property in a maximum sum of
204.8 million rubles.
			Management	For	For
7.43
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO TsentrCaspneftegaz pursuant to which OAO Gazprom will
extend to OOO TsentrCaspneftegaz long-term loans in an
aggregate maximum sum of 12.6 billion rubles for the purpose of development by it in 2009-2011 of the Tsentralnaya geological structure.
			Management	For	For
7.44
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the bank will issue guarantees to the Russian Federation's customs authorities with respect to the obligations of OAO Gazprom as a customs broker to pay customs payments and eventual interest and penalties, in a maximum sum of 50 million rubles, with the bank to be paid a fee at a rate of not more than 1% per annum of the amount of the guarantee.
			Management	For	For

7.45
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas in an amount of not more than 300 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 886.9 billion rubles.
			Management	For	For
7.46
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for a fee of not more than 200 million rubles, in its own name, but for OAO
Gazprom's account, to accept and, through OOO
Mezhregiongaz's electronic trading site, sell gas produced by
OAO Gazprom and its affiliates, in an amount of not more than
11.25 billion cubic meters for a maximum sum of 20 billion rubles.
			Management	For	For
7.47
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [off-take] gas purchased by
OOO Mezhregiongaz from independent entities, in an amount of not more than 21.9 billion cubic meters for a maximum sum of 70 billion rubles.
			Management	For	For
7.48
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazprom Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for a fee of not more than 55 million rubles, in its own name, but for OAO
Gazprom's account, to accept and sell in the market outside the customs territory of the Russian Federation liquid hydrocarbons owned by OAO Gazprom, including crude oil, gas condensate and refined products [gasoline, liquefied gases, etc.], in an amount of not more than 1.25 million tons for a maximum sum of 11 billion rubles.
			Management	For	For
7.49
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will deliver and OOO Mezhregiongaz will accept [off-take] gas purchased by
OAO Gazprom from OAO LUKOIL and stored in underground gas
storage facilities, in an amount of not more than 3.39 billion cubic meters, and will pay for gas a maximum sum of 9.1 billion rubles.
			Management	For	For
7.50
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Northgas pursuant to which ZAO Northgas will deliver and
OAO Gazprom will accept [off-take] gas in an amount of not more than 4.8 billion cubic meters, deliverable monthly, and will pay for gas a maximum sum of 4 billion rubles.
			Management	For	For
7.51
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will accept [off-
take] gas in an amount of not more than 24.2 billion cubic meters and will pay for gas a maximum sum of 23 billion rubles.
			Management	For	For

7.52
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg will deliver and OAO Gazprom will accept [off-take]
unstable crude oil in an amount of not more than 650 thousand tons and will pay for crude oil a maximum sum of 5.3 billion rubles.
			Management	For	For
7.53
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry stripped gas processed at gas refining complexes in an amount of not more than 4.5 billion cubic meters and will pay for gas a maximum sum of 5.1 billion rubles.
			Management	For	For
7.54
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will sell
and OAO SIBUR Holding will buy ethane fraction in a total amount of 4.885 million tons for a maximum sum of 33.707 billion rubles.
			Management	For	For
7.55
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for a fee of not more than 30 million rubles, to enter into: in OAO Gazprom's name and for OAO Gazprom's account: agreements providing for the processing of ethane fraction in an amount of not more than
275 thousand tons and with the maximum cost of ethane fraction processing services being 2.6 billion rubles; and agreements providing for the sale of ethane fraction processing products
[polyethylene] in an amount of not more than 180 thousand tons for a maximum sum of 6.5 billion rubles; and in its own name, but for OAO Gazprom's account: agreements on arranging for the
transportation and storage of ethane fraction processing products
[polyethylene] owned by OAO Gazprom in an amount of not more than 36 thousand tons for a maximum sum of 75 million rubles.
			Management	For	For
7.56
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SIBUR Holding pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 1.2 billion cubic meters and
OAO SIBUR Holding will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1 billion rubles.
			Management	For	For
7.57
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 1.2 billion rubles.
			Management	For	For
7.58
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters across the territory of the Russian Federation, CIS countries and Baltic states and OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 70 billion rubles.
			Management	For	For

7.59
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 3.8 billion cubic meters and OAO
Gazprom Neft will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of
2.62 billion rubles.
			Management	For	For
7.60
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount of not more than 45 billion cubic meters and OAO
NOVATEK will pay for the services related to arranging for the transportation of gas via trunk gas pipelines a maximum sum of 60 billion rubles..
			Management	For	For
7.61
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO NOVATEK pursuant to which OAO Gazprom will provide
services related to arranging for the injection into and storage in underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for gas injection and storage a maximum sum of 400 million
rubles, as well as services related to arranging for the off-taking from underground gas storage facilities of gas owned by OAO
NOVATEK in an amount of not more than 1 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas a maximum sum of 20 million rubles.
			Management	For	For
7.62
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
a/s Latvijas Gaze pursuant to which OAO Gazprom will sell and
a/s Latvijas Gaze will purchase gas as follows: in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the second half of 2009 and in an amount of not more than 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as pursuant to which
a/s Latvijas Gaze will provide services related to injection into and storage in the Ineukalna underground gas storage facility of gas owned by OAO Gazprom, and related to its off-taking and
transportation across the territory of the Republic of Latvia, as follows: in the second half of 2009-services related to injection of gas in an amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in an amount of not more than 800 million cubic meters and services related to transportation of gas in an amount of not more than 2 billion cubic meters, and OAO Gazprom will pay for such services a maximum
			Management	For	For

sum of 20 million euros; and in the first half of 2010 –
services related to injection of gas in an amount of not more than
800 million cubic meters, services related to storage and off-taking of gas in an amount of not more than 1 billion cubic meters and services related to transportation of gas in an amount of not more than 1.8 billion cubic meters, and OAO Gazprom will pay for such services a maximum sum of 23 million euros.

7.63
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
AB Lietuvos Dujos pursuant to which OAO Gazprom will sell and
AB Lietuvos Dujos will purchase gas as follows: in an amount of not more than 675 million cubic meters for a maximum sum of 180 million euros in the second half of 2009 and in an amount of not more than 790 million cubic meters for a maximum sum of 210
million euros in the first half of 2010, as well as pursuant to which
AB Lietuvos Dujos will provide services related to the
transportation of gas in transit mode across the territory of the
Republic of Lithuania as follows: in the second half of 2009-in an amount of not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services a maximum sum of 3 million euros; and in the first half of 2010-in an amount of not more than 1.25 billion cubic meters, and OAO Gazprom will pay for such gas transportation services a maximum sum of 6.5 million euros.
			Management	For	For
7.64
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
UAB Kauno termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos elektrin  will purchase gas as follows: in an amount of not more than 180
million cubic meters for a maximum sum of 48 million euros in the second half of 2009 and in an amount of not more than 225 million cubic meters for a maximum sum of 60 million euros in the first half of 2010.
			Management	For	For
7.65
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [off-take] in 2010 gas in an amount of not more than 3.9 billion cubic meters and will pay for gas a maximum sum of 1.33 billion U.S. dollars.
			Management	For	For
7.66
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
MoldovaGaz S.A. pursuant to which in 2010 MoldovaGaz S.A. will provide services related to the transportation of gas in transit mode across the territory of the Republic of Moldova in an amount of not more than 22.1 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 55.4 million U.S. dollars.
			Management	For	For
7.67
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which KazRosGaz LLP will sell and
OAO Gazprom will purchase in 2010 gas in an amount of not
more than 1.2 billion cubic meters for a maximum sum of 150
million U.S. dollars.
			Management	For	For
7.68
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across the territory of the Russian Federation of gas owned by KazRosGaz LLP in an
amount of not more than 8.5 billion cubic meters and KazRosGaz
LLP will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 35.2 million U.S.
dollars.
			Management	For	For

7.69
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Beltransgaz pursuant to which OAO Gazprom will sell and
OAO Beltransgaz will purchase in 2010 gas in an amount of not more than 22.1 billion cubic meters for a maximum sum of 4.42 billion U.S. dollars, as well as pursuant to which in 2010 OAO
Beltransgaz will provide services related to the transportation of gas in transit mode across the territory of the Republic of Belarus via the gas transportation system of OAO Beltransgaz and via the
Byelorussian segment of Russia's Yamal-Europe gas pipeline in an amount of not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines a maximum sum of 700 million U.S.
dollars.
			Management	For	For
7.70
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 500
thousand rubles.
			Management	For	For
7.71
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 150
million rubles.
			Management	For	For
7.72
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel and
resources, to perform in accordance with instructions from OAO
Gazprom an aggregate of start-up and commissioning work at
OAO Gazprom's facilities, with the time periods for performance being from July 2009 to December 2009 and from January 2010
to June 2010, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a maximum sum of 350
million rubles.
			Management	For	For
7.73
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Space Systems pursuant to which OAO Gazprom
Space Systems undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 600 thousand rubles.
			Management	For	For

7.74
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.6 billion rubles.
			Management	For	For
7.75
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Neft Orenburg pursuant to which ZAO Gazprom
Neft Orenburg undertakes, during the period from 01 JUL 2009 to
31 DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the implementation of
OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services a maximum sum of 29.69 million rubles.
			Management	For	For
7.76
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug pursuant to which ZAO Gazprom Invest
Yug undertakes, during the period from 01 JUL 2009 to 31 DEC
2010, in accordance with instructions from OAO Gazprom, to
provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 3.3 billion rubles.
			Management	For	For
7.77
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OOO Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 280 million rubles.
			Management	For	For
7.78
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gaztelecom pursuant to which ZAO Gaztelecom undertakes,
during the period from 01 JUL 2009 to 31 DEC 2010, in
accordance with instructions from OAO Gazprom, to provide
services related to the implementation of OAO Gazprom's
investment projects involving the construction and commissioning of facilities and OAO Gazprom undertakes to pay for such
services a maximum sum of 6.35 million rubles.
			Management	For	For
7.79
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Federal Research and Production Center
NefteGazAeroCosmos pursuant to which ZAO Federal Research
and Production Center NefteGazAeroCosmos undertakes, during
the period from 01 JUL 2009 to 31 DEC 2010, in accordance with instructions from OAO Gazprom, to provide services related to the implementation of OAO Gazprom's investment projects involving the construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum sum of
6.7 million rubles.
			Management	For	For

7.80
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event of loss or destruction of or damage to, including deformation of the original geometrical dimensions of the structures or
individual elements of, machinery or equipment; linear portions, technological equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of incurrence of losses by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiaries to which the insured property has been leased [beneficiaries], up to the aggregate insurance amount of not more than 10 trillion rubles in respect of all insured events, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 5 billion rubles, with each agreement having a term of 1 year.
			Management	For	For
7.81
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life, health or property of other persons or to the environment as a result of an emergency or incident that occurs, amongst other things, because of a terrorist act at a hazardous industrial facility operated by OAO Gazprom
[insured events], to make an insurance payment to the physical persons whose life, health or property has been harmed, to the legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power
whose jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the environment
[beneficiaries], up to the aggregate insurance amount of not more than 30 million rubles, and OAO Gazprom undertakes to pay an insurance premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.82
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that harm is caused to the life or health of OAO Gazprom's employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of
			Management	For	For

the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount of not more than 150 billion rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 40 million
rubles, with each agreement having a term of 1 year.

7.83
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom or members of their
families or non-working retired former employees of OAO
Gazprom or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 90 billion rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 200 million rubles, with each agreement having a term of 1 year.
			Management	For	For
7.84
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever employees of OAO Gazprom Avtopredpriyatie, a branch of OAO Gazprom, or members of their families or non-working
retired former employees of OAO Gazprom Avtopredpriyatie, a
branch of OAO Gazprom, or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount of not more than 52.8 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1 million
rubles, with each agreement having a term of 1 year.
			Management	For	For
7.85
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes, in the
event that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm having been caused to the property of third persons represented by OAO Gazprom in connection with the conduct of customs operations [beneficiaries]
and/or any contracts with such persons having been breached
[insured events], to make an insurance payment to such persons up to the aggregate insurance amount of not more than 70 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 1 million rubles, with each agreement having a term of 3 years.
			Management	For	For
7.86
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO SOGAZ pursuant to which OAO SOGAZ undertakes,
whenever harm [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is stolen or hijacked, or an individual component, part, unit, device or
supplementary equipment installed on such transportation vehicle is stolen [insured events], to make an insurance payment to OAO
Gazprom [beneficiary] up to the aggregate insurance amount of not more than 840 million rubles and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in a total maximum
amount of 16 million rubles, with each agreement having a term of
1 year.
			Management	For	For
7.87
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, the following interested-party transactions that may be entered into by OAO Gazprom in the future in the ordinary course of business, agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion against members of the Board of Directors or the
Management Committee of OAO Gazprom who are not persons
holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical or legal persons for whose benefit the agreement will be entered into and to whom harm could be caused, including shareholders of OAO
Gazprom, debtors and creditors of OAO Gazprom, employees of
OAO Gazprom, as well as the Russian Federation represented by its authorized agencies and representatives [third persons
[beneficiaries]], of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities; incurrence by insured persons of judicial or other costs to settle such claims;
assertion against OAO Gazprom by third persons [beneficiaries] of claims for compensation of losses resulting from unintentional erroneous actions [inaction] by insured persons in the conduct by them of their managerial activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims
originally asserted against insured persons; incurrence by OAO
Gazprom of judicial or other costs to settle such claims [insured events], to make an insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as well as to insured persons and/or OAO Gazprom in the event of incurrence of judicial or other costs to settle claims for compensation of losses, up to the aggregate insurance amount of not more than the ruble equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in a total maximum amount equal to the ruble equivalent of 2 million U.S. dollars, such agreement to be for a term of 1 year.
			Management	For	For

7.88
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom Space
Systems, OOO Gazpromtrans, OOO Gazprom Komplektatsiya,
OAO Lazurnaya, ZAO Gazprom Neft Orenburg, ZAO
Yamalgazinvest, OAO Salavatnefteorgsintez, DOAO
Tsentrenergogaz of OAO Gazprom and OAO Tsentrgaz [the
Contractors] pursuant to which the Contractors undertake to
perform from 30 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of arranging for and proceeding with a stocktaking of the property, plant and
equipment of OAO Gazprom that are to be leased to the
Contractors and OAO Gazprom undertakes to pay for such
services an aggregate maximum sum of 2.5 million rubles.
			Management	For	For
7.89
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
DOAO Tsentrenergogaz of OAO Gazprom pursuant to which
DOAO Tsentrenergogaz of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 OCT 2010, in
accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subject: Development of regulatory documents in the area of maintenance and repair of equipment and structures , and to deliver the result of such work to OAO Gazprom and OAO Gazprom undertakes to accept the
result of such work and to pay for such work a total maximum sum of 31 million rubles.
			Management	For	For
7.90
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform during
the period from 01 JUL 2009 to 30 JUN 2011, in accordance with instructions from OAO Gazprom, research work for OAO Gazprom covering the following subjects: Development of key regulations regarding the creation of integrated automatic process control systems for the operating facilities of subsidiary companies by type of activity [production, transportation, underground storage and refining of gas and gas condensate] ; and Development of model technical requirements for designing automation systems for facilities of software and hardware complex by type of activity
[production, transportation, storage and refining of gas and gas condensate] , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 26.55 million rubles.
			Management	For	For

7.91
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of recommendations regarding the
determination of the amounts of overhead expenses and
anticipated profits in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating technological and other schemes directly in a graphical data base ;
Recommendations regarding the application and utilization of alternative types of energy resources for the gasification of industrial enterprises, households and transportation vehicles ;
and Preparation of a report on the financial and economic
feasibility of acquisition of shares owned by OOO NGK ITERA in
OAO Bratskekogaz, the holder of the license for the right to use the subsoil of the Bratskoye gas condensate field , and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 49.1 million rubles.
			Management	For	For
7.92
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of programs for the reconstruction and technological upgrading of the gas facilities of the Gazprom Group for 2010 ; Development of a Master Plan of the Siting of Facilities
for the Production and Sale of Liquefied Hydrocarbon Gases
[Propane-Butane] ; Organizing the metering of the quantities of gas, condensate and oil extracted from the subsoil in the process of development of gas condensate fields and oil and gas
condensate fields ; and Development of cost estimation standards and rules for the construction of trunk gas pipelines with a 12 MPa pressure rating to meet OAO Gazprom's requirements , and to
deliver the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 73 million rubles.
			Management	For	For
PLEASE NOTE THIS AGENDA IS CONTINUED ON MEETING 583856, WHICH WILL CONTAIN RES-OLUTION ITEMS 7.93 - 9.11. THANK YOU.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

4IB4	50P	1482785	0	10-Jun-2009	10-Jun-2009

GAZPROM O A O
Security	368287207		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		26-Jun-2009
ISIN	US3682872078		Agenda		701990574 - Management
City	MOSCOW		Holding Recon Date		08-May-2009
Country	Russian Federation		Vote Deadline Date		12-Jun-2009
SEDOL(s)	2016629 - 5140989 - 5259528		Quick Code
Item	Proposal		Type		Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA (136 RESOLUTIONS) FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING IDS 578091 [RESOLUTIONS 1
THROUGH 7.92], 583856 [RESOLUTIONS 7-.93 THROUGH
9.11]. IN ORDER TO VOTE ON THE COMPLETE AGENDA OF
THIS MEETING YOU-MUST VOTE ON ALL TWO MEETINGS.
Non-Voting
7.93
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a concept for utilization of renewable energy sources by OAO Gazprom on the basis of an analysis of the experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and Prevention of
Cardiovascular Diseases of OAO Gazprom's Personnel ;
Development of an Occupational Risk Management System and a
Program for Prevention of Injuries to Personnel at OAO
Gazprom's Enterprises ; Development of a regulatory and
methodological framework for the vocational selection of
personnel from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to
accept the results of such work and to pay for such work a total maximum sum of 132 million rubles.
			Management		For	For
7.94
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory and technical documentation related to the organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept for
Streamlining Production Processes at Gas Distribution
Organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 251.5 million rubles.
			Management		For	For
7.95
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Improving the regulatory and methodological framework for energy saving at OAO Gazprom's facilities ; Development of a regulatory document for calculating indicators of reliability of gas distribution systems ; Development of a regulatory framework for the diagnostic servicing of gas distribution systems of the gas supply sector ; Development of regulatory and methodological documents in the area of study of gas condensate characteristics of wells and fields in the course of prospecting and exploration work and in overseeing the development of gas condensate fields and oil and gas condensate fields ; and Development of guidelines for the design, construction, reconstruction and operation of gas distribution systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 155.2 million rubles.
			Management		For	For

7.96
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of regulatory documents in the area of the energy industry, including sea-based facilities ; and Development of standardized systems for managing gas distribution
organizations , and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the results of
such work and to pay for such work a total maximum sum of 193 million rubles.
			Management		For	For
7.97
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Development of a system of medical, sanitary and
psychological support for work at the Shtokman field making use of rotational team labor ; Development of recommendations for selecting efficient secondary methods of extracting oil from oil-
rimmed gas condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of unified
standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline and development of the Caspian Sea shelf and Central
Asian oil and gas fields , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total maximum sum of 166.4 million rubles.
			Management		For	For
7.98
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following
			Management		For	For

subjects: Analytical studies of the cost of 1 meter of drilling progress at OAO Gazprom's fields and sites ; Development of
price lists for repairs at OAO Gazprom's facilities ; and Program for bringing gas pipeline branches into operation through the year
2020 , and to deliver the results of such work to OAO Gazprom and OAO Gazprom undertakes to accept the results of such work and to pay for such work a total maximum sum of 495.1 million rubles.

7.99
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
OAO Gazprom Promgaz pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions from OAO
Gazprom, research work for OAO Gazprom covering the following subjects: Arranging for the monitoring of prices for all types of capital construction resources with reference to areas of clustered construction of OAO Gazprom's facilities ; Develop a procedure for providing design organizations with information about prices for material and technical resources for the purpose of adopting optimal decisions in designing the Unified Gas Supply System's facilities ; and Perform an analysis of the impact of changes in the commercial rate of penetration for prospecting and exploration wells and prepare measures designed to increase such rate and reduce the cost of geological exploration work, and to deliver the results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to pay for such work a total maximum sum of 93.2 million rubles.
			Management		For	For
7.100
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement of OAO Gazprom with OAO
Gazprom Promgaz and OAO Gazavtomatika of OAO Gazprom
[the Contractors] pursuant to which the Contractors undertake to perform during the period from 01 JUL 2009 to 31 DEC 2009, in accordance with instructions from OAO Gazprom, the services of implementing programs for scientific and technical cooperation between OAO Gazprom and foreign partner companies and OAO
Gazprom undertakes to pay for such services a total maximum
sum of 2 million rubles.
			Management		For	For
7.101
Approve, in accordance with Chapter XI of the Federal Law on
Joint Stock Companies and Chapter XI of the Charter of OAO
Gazprom, to enter into an agreement between OAO Gazprom and
ZAO Gazprom Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom Neft
Orenburg, OOO Gazprom Komplektatsiya, OAO Vostokgazprom,
OAO Tomskgazprom, OAO TGK-1, OAO Mosenergo, OOO
Gazprom Tsentrremont, OAO Tsentrgaz, OOO Gazprom Export,
OAO Gazpromregiongaz, OAO Gazprom Neft, OOO
Mezhregiongaz and Gazpromipoteka Fund [the Licensees]
pursuant to which OAO Gazprom will grant the Licensees a non-
exclusive license to use OAO Gazprom's trade marks,        ,
Gazprom and, which have been registered in the State Register of
Trade Marks and Service Marks of the Russian Federation, as
follows: on goods or labels or packaging of goods which are
produced, offered for sale, sold or displayed at exhibitions or fairs or are otherwise introduced into civil turnover in the territory of the
Russian Federation, or are stored or transported for such purpose, or are brought into the territory of the Russian Federation; in connection with the performance of work or the provision of
services, including the development of oil or gas fields or the construction of oil pipelines or gas pipelines; on accompanying, commercial or other documentation, including documentation
related to the introduction of goods into civil turnover; in offers
			Management		For	For

regarding the sale of goods, regarding the performance of work or regarding the provision of services, as well as in announcements, in advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including, without limitation, on administrative buildings, industrial facilities, multi-function refueling complexes with accompanying types of roadside service, shops, car washes,
cafes, car service / tire fitting businesses, recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees' seals; in the Internet network; and in the Licensees' corporate names, and the
Licensees will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO Gazprom's trade marks with respect to each transaction in the amount of not more than 300 times the minimum wage established by the
effective legislation of the Russian Federation as of the date of signature of delivery and acceptance acts, plus VAT at the rate required by the effective legislation of the Russian Federation, in a total maximum sum of 68.4 million rubles.

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTIONS 8.1 - 8.18 REGARDING-THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS M-EETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLE-
ASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF
YOU HAVE ANY QUESTIONS.
Non-Voting
8.1	Elect Mr. Akimov Andrey Igorevich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.2	Elect Mr. Ananenkov Alexander Georgievich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.3	Elect Mr. Bergmann Burckhard as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.4	Elect Mr. Gazizullin Farit Rafikovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.5	Elect Mr. Gusakov Vladimir Anatolievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.6	Elect Mr. Zubkov Viktor Alexeevich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.7	Elect Ms. Karpel Elena Evgenievna as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.8	Elect Mr. Makarov Alexey Alexandrovich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.9	Elect Mr. Miller Alexey Borisovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.10	Elect Mr. Musin Valery Abramovich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.11	Elect Ms. Nabiullina Elvira Sakhipzadovna as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.12	Elect Mr. Nikolaev Viktor Vasilievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.13	Elect Mr. Petrov Yury Alexandrovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.14	Elect Mr. Sereda Mikhail Leonidovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.15	Elect Mr. Foresman Robert Mark as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.16	Elect Mr. Fortov Vladimir Evgenievich as a Member of the Board of Directors of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.17	Elect Mr. Shmatko Sergey Ivanovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
8.18	Elect Mr. Yusufov Igor Khanukovich as a Member of the Board of Directors of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.

PLEASE NOTE THAT YOU MAY ONLY VOTE "FOR" NO MORE
THAN 9 CANDIDATES. IF YOU WIS-H TO VOTE FOR LESS
THAN THE 9 CANDIDATES PLEASE VOTE "AGAINST" OR
"ABSTAIN" ON-THE CANDIDATES YOU DO NOT WISH TO
SUPPORT. PLEASE NOTE BECAUSE MORE THAN "FOR-"
VOTES WILL MAKE THIS BALLOT INVALID WE HAVE APPLIED
SPIN CONTROL TO RESOULTI-ON NUMBER 9 TO ONLY
ALLOW YOU TO VOTE ON 9 OF THE CANDIDATES OUT OF
THE 11. TH-E TWO CANDIDIATES YOU CHOOSE NOT TO
VOTE ON WILL RECEIVE A VOTE OF "ABSTAIN"
Non-Voting
9.1	Elect Mr. Arkhipov Dmitry Alexandrovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.2	Elect Mr. Bikulov Vadim Kasymovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.3	Elect Mr. Ishutin Rafael Vladimirovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.4	Elect Mr. Kobzev Andrey Nikolaevich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.5	Elect Ms. Lobanova Nina Vladislavovna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.6	Elect Ms. Mikhailova Svetlana Sergeevna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.7	Elect Mr. Nosov Yury Stanislavovich as a Member of the Audit Commission of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.8	Elect Mr. Ozerov Sergey Mikhailovich as a Member of the Audit Commission of the Company.			Management	No Vote	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.9	Elect Ms. Tikhonova Mariya Gennadievna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.10	Elect Ms. Tulinova Olga Alexandrovna as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
9.11	Elect Mr. Shubin Yury Ivanovich as a Member of the Audit Commission of the Company.			Management	For - CUMULATIVE VOTING	Management did not provide a recommendation. Cumulative votes were allocated evenly.
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 578091 WHICH CONTAINS RESOULTIONS 1 - 7.92.			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date		Date Confirmed
4IB4	50P	1482785	0	10-Jun-2009		10-Jun-2009

SAVINGS BK RUSSIAN FEDN SBERBANK
Security	X76318108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	RU0009029540		Agenda	702017410 - Management
City	MOSCOW		Holding Recon Date	08-May-2009
Country	Russian Federation		Vote Deadline Date	15-Jun-2009
SEDOL(s)	4767981 - B05P537		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 571218 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report as of FY 2008		Management	For	For
2.	Approve the annual accounting report for FY 2008		Management	For	For
3.	Approve the allocation of income and dividends of RUB 0.48 per ordinary share and RUB 0.63 per preferred shares		Management	For	For
4.	Ratify ZAO Ernst & Young as the Auditor		Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Elect Sergey Ignatyev as a Director		Management	For	For
5.2	Elect Aleksey Ulyukayev as a Director		Management	For	For
5.3	Elect Georgy Luntovsky as a Director		Management	For	For
5.4	Elect Valery Tkachenko as a Director		Management	For	For
5.5	Elect Nadezhda Ivanova as a Director		Management	For	For
5.6	Elect Sergey Shvetsov as a Director		Management	For	For
5.7	Elect Konstantin Shor as a Director		Management	For	For
5.8	Elect Arkady Dvorkovich as a Director		Management	For	For
5.9	Elect Aleksy Kudrin as a Director		Management	For	For
5.10	Elect Andrey Belousov as a Director		Management	For	For
5.11	Elect Elvira Nabiullina as a Director		Management	For	For
5.12	Elect Aleksey Savatyugin as a Director		Management	For	For
5.13	Elect German Gref as a Director		Management	For	For
5.14	Elect Bella Zlatkis as a Director		Management	For	For
5.15	Elect Sergey Guryev as a Director		Management	For	For
5.16	Elect Rajat Gupta as a Director		Management	For	For
5.17	Elect Anton Drozdov as a Director		Management	For	For
5.18	Elect Kayrat Kelimbetov as a Director		Management	For	For
5.19	Elect Vladimir Mau as a Director		Management	For	For
5.20	Elect Sergey Sinelnikov-Murylev as a Director		Management	For	For
6.1	Elect Vladimir Volkov as a Member of the Audit Commission		Management	For	For

6.2	Elect Lyudmila Zinina as a Member of the Audit Commission		Management	For	For
6.3	Elect Irina Mayorova as a Member of the Audit Commission		Management	For	For
6.4	Elect Valentina Tkachenko as a Member of the Audit Commission		Management	For	For
6.5	Elect Nataliya Polonskaya as a Member of the Audit Commission		Management	For	For
6.6	Elect Maksim Dolzhnikov as a Member of the Audit Commission		Management	For	For
6.7	Elect Yuliya Isakhanova as a Member of the Audit Commission		Management	For	For
7.	Amend the Charter		Management	For	For
8.	Approve to increase the share capital via issuance of 15 billion shares		Management	For	For
9.	Approve the remuneration of the Directors and the Members of the Audit Commission		Management	For	For
10.	Approve the participation in Russian National Association of Securities Market Participants		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4IB4	50P	8395758	0	16-Jun-2009	16-Jun-2009

IZW0 - Harding Loevner Funds, Inc. - Frontier Emerging Markets Portfolio

Vote Summary
THAI VEGETABLE OIL PUBLIC CO LTD (FORMERLY THAI VE
Security	Y9013V159		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	04-Jul-2008
ISIN	TH0209010Z15		Agenda	701614960 - Management
City	BANGKOK		Holding Recon Date	17-Jun-2008
Country	Thailand		Vote Deadline Date	01-Jul-2008
SEDOL(s)	6397698 - B030BB4 - B2R7S81		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE ALLOWED. THANK YOU.			Non-Voting
1.	Adopt the minutes of the AGM of shareholders for the year 2008		Management	For	For
2.
Approve to decrease of the registered Capital from THB
624,516,293 to THB 624,509,369 by eliminating 6,924 shares
issued for Stock dividend payment that have not been offered with a par value of THB 1 each and the modification of clause no. 4 of the Memorandum of Association relevant to the registered Capital of the Company to conform to the Capital decrease
			Management	For	For
3.
Approve to increase the registered Capital from THB 624,509,369 to THB 809,411,243 by issuing of 184,901,874 newly issued
ordinary shares with a par value of THB 1 each to be offered to general public and to be reserved for the exercise of warrants and approve the issuance and offering of the warrants
			Management	For	For
4.	Approve the allotment of 50,000,000 newly issued ordinary shares to be offered to the general public and the allotment of warrants to be offered to existing and general public		Management	For	For
5.	Approve the modification of Clause no. 4 of the Memorandum of Association relevant to the registered capital of the Company to be conform to the capital		Management	For	For
6.	Other business [if any]		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	18300	0	19-Jun-2008	19-Jun-2008

DALEKOVOD D.D., ZAGREB
Security	X1767H107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	05-Jul-2008
ISIN	HRDLKVRA0006		Agenda	701598837 - Management
City	ZAGREB		Holding Recon Date	27-Jun-2008
Country	Croatia (Local Name: Hrvatska)		Vote Deadline Date	20-Jun-2008
SEDOL(s)	7066124		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 12
JUL 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.A	Approve to verify the shareholders and their attorneys		Management	For	For
1.B	Approve to confirm that the AGM can rightfully make decisions		Management	For	For
2.A	Approve the Management Board report on the Company's position		Management	For	For
2.B	Approve the Auditors report		Management	For	For
2.C	Approve the Supervisory Board report on conducted supervision		Management	For	For
2.D	Approve the annual financial report and consolidated financial report for 2007		Management	For	For
3.	Approve the decision on the use of the profit earned in 2007		Management	For	For
4.	Approve to release the Management Board Members for 2007		Management	For	For
5.	Approve to release the Supervisory Board Members for 2007		Management	For	For
6.	Approve the decision on election of the Supervisory Board Member		Management	For	For
7.	Approve the notification on own shares		Management	For	For
8.	Approve the decision on acquiring own shares		Management	For	For
9.	Approve the changing and supplementation of the Company's Statute		Management	For	For
10.	Appoint the Auditors for 2008		Management	For	For
11.	Elect the President and Vice President of the meeting		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	106	0	17-Jun-2008	17-Jun-2008

ATLANTSKA PLOVIDBA D.D.., DUBROVNIK
Security	X0259D103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jul-2008
ISIN	HRATPLRA0008		Agenda	701632463 - Management
City	DUBROVNIK		Holding Recon Date	14-Jul-2008
Country	Croatia (Local Name: Hrvatska)		Vote Deadline Date	03-Jul-2008
SEDOL(s)	5019830		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the opening of the AGM and identification of shareholders and their attorneys		Management	For	For
2.	Elect 2 vote counters		Management	For	For
3.	Approve the Management Board report on Company's operations and position in 2007		Management	For	For
4.	Approve the Supervisory Board report on conducted supervision in 2007		Management	For	For
5.	Recieve the Auditors report for 2007		Management	For	For
6.	Approve the decision on acceptance of annual calculation for 2007 with financial reports		Management	For	For
7.	Approve the decision on use of profit earned in 2007		Management	For	For
8.	Approve the decision on release of the Management Board Members for 2007		Management	For	For
9.	Approve the decision on release of the Supervisory Board Members for 2007		Management	For	For
10.	Approve the decision on appointment of Auditors for the 2008		Management	For	For
11.	Approve to decide the Management Board for acquiring Company's own shares		Management	For	For
12.	Approve the information from Management Board on important events in the Company		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	56	0	02-Jul-2008	02-Jul-2008

KAZMUNAIGAS EXPL & PRODTN JSC
Security	48666V204		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		18-Jul-2008
ISIN	US48666V2043		Agenda		701653671 - Management
City	TBA		Holding Recon Date		10-Jun-2008
Country	Kazakhstan		Vote Deadline Date		09-Jul-2008
SEDOL(s)	B1FKV75 - B1FSCP4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Appoint Ernst & Young as the Company Auditor to conduct external audit for 2008		Management	For	For
2.
Approve, to introduce the amendments in the Company Charter
as specified; and authorize Mr. A. Balzhanov, the Company CEO
[Chairman of the Management Board], in the prescribed manner to ensure registration of the attached amendments in the law enforcement agencies of the Republic of Kazakhstan
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	450	0	07-Jul-2008	07-Jul-2008

ORASCOM TELECOM S A E
Security	68554W205		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	06-Aug-2008
ISIN	US68554W2052		Agenda	701672594 - Management
City	CAIRO		Holding Recon Date	23-Jul-2008
Country	Egypt		Vote Deadline Date	01-Aug-2008
SEDOL(s)	4007739 - B012D49 - B0218M8		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting
1.
Approve to reduce the share capital of the Company (by way of cancellation of treasury shares) and the consequent amendment of the Articles 6 and 7, of the Company statutes, where pertains to the Company's share capital
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Amend Article 20, of the Company statutes, which pertains to the appointment of alternate Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	1016	0	04-Aug-2008	04-Aug-2008

OLYMPIC ENTERTAINMENT GROUP AS, TALLINN
Security	X5935S101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		14-Aug-2008
ISIN	EE3100084021		Agenda		701675716 - Management
City	TALLINN		Holding Recon Date		04-Aug-2008
Country	Estonia		Vote Deadline Date		12-Aug-2008
SEDOL(s)	B1FXQQ8 - B1G5SP6 - B282GP8 - B28L3Q5		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Elect Mr. Armin Karu as a Member of the Supervisory Board		Management	For	For
2.	Elect Mr. Mart Relve as a Member of the Supervisory Board		Management	For	For
3.	Approve to recall Mr. Kaia Karu from the Supervisory Board		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	8170	0	11-Aug-2008	11-Aug-2008

CIECH S.A., WARSZAWA
Security	X14305100		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	19-Aug-2008
ISIN	PLCIECH00018		Agenda	701661337 - Management
City	WARSAW		Holding Recon Date	14-Aug-2008
Country	Poland	Blocking	Vote Deadline Date	01-Aug-2008
SEDOL(s)	B0663T1 - B0ZZ4Y1 - B28FS51		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Appoint the meeting's Chairman		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the statement of the meeting's legal validity		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Appoint the Scrutiny Commission		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the changes among the Management Board's Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Closing of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	588	0	28-Jul-2008	28-Jul-2008

MOLINOS RIO DE LA PLATA SA MOLI
Security	P68925133		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	22-Aug-2008
ISIN	ARP689251337		Agenda	701675021 - Management
City	BUENOS AIRES		Holding Recon Date	12-Aug-2008
Country	Argentina	Blocking	Vote Deadline Date	08-Aug-2008
SEDOL(s)	2598569 - B0G11R0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 22
AUG 2008 AT 1100 HRS. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS W-ILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO AD-
VISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM IS MET OR THE MEETING-IS CANCELLED. THANK
YOU.
Non-Voting
1.	Approve the designation of 2 shareholders and sign the meeting minutes		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect full member of the Board of Directors to fill the vacant position		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Grant authority for the realization of the necessary steps and presentations to obtain the corresponding registrations		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	32790	0	07-Aug-2008	07-Aug-2008

CINEMA CITY INTERNATIONAL N.V.
Security	N2088X103	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	25-Aug-2008
ISIN	NL0000687309	Agenda	701674295 - Management
City	ROTTERDAM	Holding Recon Date	18-Aug-2008
Country	Netherlands	Blocking	Vote Deadline Date	07-Aug-2008
SEDOL(s)	B1K9VW2 - B1L8764 - B2902B9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.	Opening of the general meeting	Non-Voting
2.	Appoint 3 Members of the Management Board and approve the grant of appertaining titles	Management	No Action
3.	Miscellaneous	Non-Voting
4.	Closing of the meeting	Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	8150	0	07-Aug-2008	07-Aug-2008

KAZAKHSTAN KAGAZY PLC
Security	48667M203		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Aug-2008
ISIN	US48667M2035		Agenda	701670374 - Management
City	DOUGLAS		Holding Recon Date	11-Jul-2008
Country	Isle of Man		Vote Deadline Date	14-Aug-2008
SEDOL(s)	B1XK649 - B23GWC4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the report of the Directors and the audited accounts of the Company for the financial period ended 31 DEC 2007 together with the report of the Auditors on those audited accounts		Management	For	For
2.	Declare a dividend on the ordinary shares for the financial period from 15 MAR 2007 [date of incorporation] to 31 DEC 2007		Management	For	For
3.	Approve to fix the Non-Executive Directors' annual fee at USD 110,000		Management	For	For
4.	Re-elect Mr. Alessandro Manghi as a Director		Management	For	For
5.	Re-elect Mr. Thomas Edward Johnson as a Director		Management	For	For
6.	Re-elect Mr. Yuriy Bogday as a Director		Management	For	For
7.	Re-appoint BDO Stoy Hayward LLP as the Auditors of the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the shareholders		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	10720	0	12-Aug-2008	12-Aug-2008

BANQUE AUDI S A L
Security	066705302		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		28-Aug-2008
ISIN	US0667053021		Agenda		701684638 - Management
City	TBA		Holding Recon Date		12-Aug-2008
Country	Lebanon		Vote Deadline Date		21-Aug-2008
SEDOL(s)	5338397 - B04NMG4 - B0PB5G8 - B28Y8S1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the verification of adequate completion of the procedures of the Bank's capital increase pursuant to the resolution of EGM held on 08 JUL 2008		Management	For	For
2.	Other matters relating to the Resolution 1 above		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	900	0	21-Aug-2008	21-Aug-2008

ORASCOM CONSTR INDS S A E
Security	68554N106		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		30-Aug-2008
ISIN	US68554N1063		Agenda		701687191 - Management
City	CAIRO		Holding Recon Date		18-Aug-2008
Country	Egypt		Vote Deadline Date		18-Aug-2008
SEDOL(s)	3178380 - B063MZ1 - B09KVP2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve a deferred cash dividend distribution of USD 1.00 per share based on the audited financial statements for the FYE 31 DEC 2007		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the appointment of new Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	2040	0	27-Aug-2008	27-Aug-2008

BANCA TRANSILVANIA S.A., CLUJ NAPOCA
Security	X0308Q105		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		01-Sep-2008
ISIN	ROTLVAACNOR1		Agenda		701669434 - Management
City	CLUJ NAPOCA		Holding Recon Date		15-Aug-2008
Country	Romania		Vote Deadline Date		27-Aug-2008
SEDOL(s)	5393307 - B28F9X6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 02
SEP 2008 AT 2.00 PM. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WI-LL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting
1.
Approve the information on the finalizing of the sale of
participations held with Insurance Companies in compliance with the provisions of Law No 297/2004 and of the NSC Regulation No
1/2006, it is proposed as record date 17 SEP 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	778900	0	18-Aug-2008	18-Aug-2008

BANCA TRANSILVANIA S.A., CLUJ NAPOCA
Security	X0308Q105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		01-Sep-2008
ISIN	ROTLVAACNOR1		Agenda		701675300 - Management
City	CLUJ-NAPOCA		Holding Recon Date		15-Aug-2008
Country	Romania		Vote Deadline Date		27-Aug-2008
SEDOL(s)	5393307 - B28F9X6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 02
SEP 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU
Non-Voting

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 497276 DUE TO DELETION OF-A RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Amend the Article 9 of the Constitutional Act as specified		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve to carry out specific procedures in order to stabilize the
BT shares in accordance with the provisions of the EC Regulation
no. 2273/2003, respectively to mandate the Council of
Administration as follows: the Council of Administration may decide to purchase up to maximum 5% of the shares issued by
the company [namely a maximum number of 529,848,091 shares,
with a face value of 0,1 lei/share], at a price between 0.4 lei and
0.28 lei, in a period of maximum 18 months, respectively to resell them in the same period of time; the repurchase/sale of these shares will be in accordance with the provisions in the Article103 -
105 of the Law no. 31/1990 and only if the market price of the TLV shares falls below 0.4 lei/share [subsequent to the publication of the GSM Decision in the Official Gazette of Romania]
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	778900	0	18-Aug-2008	18-Aug-2008

ZENTIVA NV, AMSTERDAM
Security	N9768B103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		03-Sep-2008
ISIN	NL0000405173		Agenda		701680781 - Management
City	AMSTERDAM		Holding Recon Date		27-Aug-2008
Country	Netherlands	Blocking	Vote Deadline Date		27-Aug-2008
SEDOL(s)	B01JPG6 - B01QJM1 - B04YZQ8 - B290231		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING
AT THIS GENERAL MEETING ARE RE-LAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
SET ON 27 AUG-2008. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.
Non-Voting
1.	Opening		Non-Voting
2.	Announcements		Non-Voting
3.	Discussion of the unsolicited voluntary takeover offer published by Sanofi-Ave-ntis Europe		Non-Voting
4.	Discussion of potential competing offers, if any, with respect to which the Bo-ard's statement will be published prior to the EGM		Non-Voting
5.
Approve the designation of persons to represent the Company
with respect to the decision to make advance payment of
expenses in accordance with Article 19(5) of the Articles of
Association in case of any legal action relating to takeover offers for the Company
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Closing		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	1245	0	18-Aug-2008	18-Aug-2008

P.T. TELEKOMUNIKASI INDONESIA, TBK
Security	715684106		Meeting Type		Special
Ticker Symbol	TLK		Meeting Date		19-Sep-2008
ISIN	US7156841063		Agenda		932953119 - Management
City			Holding Recon Date		02-Sep-2008
Country	Indonesia		Vote Deadline Date		10-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	FILLING THE VACANT POSITION ON THE BOARD OF COMMISSIONERS.		Management	For	For
02
EXTENSION OF THE TERM OF THE COMPANY'S BOARD OF
COMMISSIONERS, WHICH MEMBERS WERE ELECTED IN
THE EXTRAORDINARY GENERAL MEETING OF
SHAREHOLDERS DATED 10 MARCH 2004, UNTIL THE
CLOSING OF THE COMPANY'S ANNUAL GENERAL MEETING
OF SHAREHOLDERS IN 2009.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997IZW0	837	3620	0	09-Sep-2008	09-Sep-2008

ALBALACT SA, ALBA IULIA
Security	X00740104		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		22-Sep-2008
ISIN	ROALBZACNOR0		Agenda		701684727 - Management
City	TBA		Holding Recon Date		01-Sep-2008
Country	Romania		Vote Deadline Date		17-Sep-2008
SEDOL(s)	B1WM1Z2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
SEP 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting
1.	Approve and ratify the expenses and revenues budget for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve 10 OCT 2008 as registration date		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Authorize the person to fulfill all necessary formalities in order to register and publish the meeting's decision		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	636200	0	25-Aug-2008	25-Aug-2008

ALBALACT SA, ALBA IULIA
Security	X00740104		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	22-Sep-2008
ISIN	ROALBZACNOR0		Agenda	701705367 - Management
City	ALBA IULIA		Holding Recon Date	01-Sep-2008
Country	Romania		Vote Deadline Date	17-Sep-2008
SEDOL(s)	B1WM1Z2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 499952 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
SEP 2008 AT 13:00. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting
1.
Authorize the Board of Administration to a) renegotiate and/ or refinancing the existing loans as of 31 JUL 2008 and to sign the necessary agreements, b) contracting the new loans, within a limit of EUR 6 mio
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Authorize the Board to sign the necessary agreements in order to develop the production activity, the financial activity and the
Investment activity of the Company, including but without limit to buy, rent or sale of farms, equipments, land field warehouses and/
or other assets
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve 10 OCT 2008 as registration date		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Authorize a person to fulfill all necessary formalities in order to register and publish the meeting's decisions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	636200	0	12-Sep-2008	12-Sep-2008

KAZMUNAIGAS EXPL & PRODTN JSC
Security	48666V204		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	24-Sep-2008
ISIN	US48666V2043		Agenda	701704365 - Management
City	ASTANA		Holding Recon Date	07-Aug-2008
Country	Kazakhstan		Vote Deadline Date	15-Sep-2008
SEDOL(s)	B1FKV75 - B1FSCP4		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 499879 DUE TO RECEIPT OF A-DDITIONAL RESOLUTIONS.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISR-EGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 25
SEP 2008 AT 10:30 AM. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS W-ILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting
1.	Appoint Ernst & Young as the Company Auditor to conduct external audit for 2008		Management	For	For
2.
Approve to introduce the amendments in the Company Charter as specified; and authorize Mr. A. Balzhanov, the Company CEO
[Chairman of the Management Board], in the prescribed manner to ensure registration of the attached amendments in the law enforcement agencies of the Republic of Kazakhstan
			Management	For	For
3.	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve to recall Messrs. Uzakbai Karabalin and Zhannat Satubaldina from Board of Directors		Shareholder	Against	For
4.	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: elect Messrs. Kairgeldy Kabyldin and Tolegen Bozzhanov as new Directors		Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	450	0	15-Sep-2008	15-Sep-2008
IZW0	50P	550	0	15-Sep-2008	15-Sep-2008

KENYA AIRWAYS LTD
Security	V5336U103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Sep-2008
ISIN	KE0000000307		Agenda	701692750 - Management
City	NAIROBI		Holding Recon Date	23-Sep-2008
Country	Kenya		Vote Deadline Date	22-Sep-2008
SEDOL(s)	6487771		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve to table the proxies and note the quorum		Management	For	For
2.	Approve to read the notice convening the meeting		Management	For	For
3.	Receive and if approved, adopt the balance sheet		Management	For	For
4.	Declare a final dividend of KES 1.75 per share		Management	For	For
5.	Elect the Directors		Management	For	For
6.	Approve the Directors remuneration		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	172500	0	16-Sep-2008	16-Sep-2008

KERNEL HOLDING SA, LUXEMBOURG
Security	L5829P109		Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		13-Oct-2008
ISIN	LU0327357389		Agenda		701714645 - Management
City	LUXEMBOURG		Holding Recon Date		07-Oct-2008
Country	Luxembourg	Blocking	Vote Deadline Date		25-Sep-2008
SEDOL(s)	B28ZQ24 - B2NS394		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.			Non-Voting
1.	Amend the Paragraph 2 of Article 13 of the Articles of Association of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	2600	0	30-Sep-2008	30-Sep-2008

EAST AFRICAN BREWERIES LTD
Security	V3146X102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Oct-2008
ISIN	KE0000000216		Agenda	701735067 - Management
City	NAIROBI		Holding Recon Date	28-Oct-2008
Country	Kenya		Vote Deadline Date	24-Oct-2008
SEDOL(s)	6297721 - B04NN72		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive and adopt the audited financial statements for the FYE 30 JUN 2008 together with the report of the Directors and the Auditors' report thereon		Management	For	For
2.
Approve the interim dividend of KShs 2.40 per ordinary share of
KShs 2.00 paid on 14 APR 2008 and declare a final dividend of
KShs 5.65 per ordinary share of KShs 2.00 payable on or about
03 NOV 2008 to the Members on the register at the close of
business on 09 OCT 2008
			Management	For	For
3.	Re-elect Mr. Peter Ndegwa as a Director of the Company, who retires under Article 108		Management	For	For
4.	Re-elect Mr. Seni Adetu as a Director of the Company, who retires under Article 108		Management	For	For
5.	Re-elect Dr. Nick Blazquez as a Director of the Company, who retires by rotation under Article 109		Management	For	For
6.	Re-elect Dr. William Kalema as a Director of the Company, who retires by rotation under Article 109		Management	For	For
7.
Re-elect Mr. Evanson Mwaniki as a Director of the Company, who retires by rotation under Article 109 and in respect of whom special notice has been received pursuant to Section 186[5] of the
Companies Act [Chapter 486 of the Laws of Kenya] of the
intention to propose the following resolution as an ordinary resolution
			Management	For	For
To note that the Directors are not seeking any increase in their remuneration,-which, accordingly, remains as, stated in the financial statements			Non-Voting
8.	Appoint KPMG Kenya as the Company's Auditors for the period ending with the next AGM of the Company and authorize the Directors to determine their remuneration		Management	For	For
Transact any other business			Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	44000	0	22-Oct-2008	22-Oct-2008

ISRAEL CHEMICALS LTD
Security	M5920A109		Meeting Type		Special General Meeting
Ticker Symbol			Meeting Date		10-Nov-2008
ISIN	IL0002810146		Agenda		701715231 - Management
City	TBA		Holding Recon Date		24-Oct-2008
Country	Israel		Vote Deadline Date		04-Nov-2008
SEDOL(s)	6455530 - 6460211 - B020267		Quick Code
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
1.
Approve to update the framework resolution of the Company
relating to the purchase of D&O insurance cover so as to increase the amount of separate cover that the Company is authorized to purchase up to an amount not to exceed ILS 200 million, the
amount in respect of the year commencing 01 SEP 2008 will be
ILS 185 million and the premium ILS 300,000
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	6440	0	31-Oct-2008	31-Oct-2008

MOLINOS RIO DE LA PLATA SA MOLI
Security	P68925133		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		12-Nov-2008
ISIN	ARP689251337		Agenda		701746224 - Management
City	BUENOS AIRES		Holding Recon Date		05-Nov-2008
Country	Argentina	Blocking	Vote Deadline Date		29-Oct-2008
SEDOL(s)	2598569 - B0G11R0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the designation of 2 shareholders and sign the meeting minutes		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the reduction of the share capital by cancellation of
25,000,000 of our own shares currently in portfolio, of which
24,975,668 are Class B and 24,334 are Class A, which is to say a reduction form ARS 250,380,112 to ARS 225,380,112
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Grant authority for the carrying out of the necessary steps and presentations to obtain the corresponding registration		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	32790	0	04-Nov-2008	04-Nov-2008

KERNEL HOLDING SA, LUXEMBOURG
Security	L5829P109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Nov-2008
ISIN	LU0327357389		Agenda	701746921 - Management
City	LUXEMBOURG		Holding Recon Date	07-Nov-2008
Country	Luxembourg	Blocking	Vote Deadline Date	30-Oct-2008
SEDOL(s)	B28ZQ24 - B2NS394		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting
1.	Receive the Management report of the Board of Directors and report of the statutory auditor for the non consolidated accounts		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the non-consolidated annual accounts as of 30 JUN 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Receive the Management report and report of the Independent Auditor for the consolidated accounts		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the consolidated annual accounts of 30 JUN 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the appropriation of results as of 30 JUN 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Grant discharge to the Directors, the statutory Auditor and the Independent Auditor for the performance of their mandates during the related FY		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Re-appoint Mr. Ton Schurink as the Non Executive Director for 1 year until the general meeting of shareholders of 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Re-appoint Mr. Andrzej Danilczuk as the Non Executive Director for 1 year until the general meeting of shareholders of 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Re-appoint Mr. Baker Tilly Ukraine as the Independent Auditor of the Company for the audit report of the consolidated annual accounts as of 30 JUN 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Sundry		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	2600	0	30-Oct-2008	30-Oct-2008

THAI VEGETABLE OIL PUBLIC CO LTD (FORMERLY THAI VE
Security	Y9013V159		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		21-Nov-2008
ISIN	TH0209010Z15		Agenda		701736297 - Management
City	BANGKOK		Holding Recon Date		31-Oct-2008
Country	Thailand		Vote Deadline Date		18-Nov-2008
SEDOL(s)	6397698 - B030BB4 - B2R7S81		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minutes of the extraordinary shareholders meeting no. 1/2008		Management	Against	Against
Comments-We do not support the dilutive effects on shareholders of the warrant issue proposals.
2.	Approve the offering period of warrants to be offered to existing shareholders and the allotment of newly issued shares to be offered to general public		Management	Against	Against
Comments-We do not support the dilutive effects on shareholders of the warrant issue proposals.
3.	Other business [if any]		Management	Against	Against
Comments-We do not support the dilutive effects on shareholders of the warrant issue proposals.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	85600	0	07-Nov-2008	07-Nov-2008

MAJOR CINEPLEX GROUP PUBLIC CO LTD
Security	Y54190130		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		03-Dec-2008
ISIN	TH0671010Z16		Agenda		701747012 - Management
City	BANGKOK		Holding Recon Date		13-Nov-2008
Country	Thailand		Vote Deadline Date		28-Nov-2008
SEDOL(s)	6614159 - 7591046 - B1SY271		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minutes of the AGM of shareholders for the year 2008 held on 04 APR 2008		Management	For	For
2.	Approve the amendment of Clause 8 of the Articles of Association of the Company		Management	For	For
3.	Other matters [if any]		Management	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	144800	0	24-Nov-2008	24-Nov-2008

KAZMUNAIGAS EXPL & PRODTN JSC
Security	48666V204		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		09-Dec-2008
ISIN	US48666V2043		Agenda		701761290 - Management
City	TBA		Holding Recon Date		21-Oct-2008
Country	Kazakhstan		Vote Deadline Date		24-Nov-2008
SEDOL(s)	B1FKV75 - B1FSCP4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Amend the Sections 3, 10, 12, 13, 17 of the Charter of the KazMunaiGas EP JSC as specified		Management	Against	Against
Comments-THe company hasn't provided adequate disclosure to support the problem.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	1650	0	20-Nov-2008	20-Nov-2008

CIECH S.A., WARSZAWA
Security	X14305100		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	16-Dec-2008
ISIN	PLCIECH00018		Agenda	701764614 - Management
City	WARSAW		Holding Recon Date	08-Dec-2008
Country	Poland	Blocking	Vote Deadline Date	28-Nov-2008
SEDOL(s)	B0663T1 - B0ZZ4Y1 - B28FS51		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Elect the Chairperson		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the stating if the meeting has been convened in conformity with regulations and is capable to pass valid resolutions		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Elect the Vote Counting Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.A	Approve the changes of the composition of the Management Board: to recall a Member of the Management Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.B	Approve the changes of the composition of the Management Board: to appoint a Member of the Member of the Management Board		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Closing of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	588	0	17-Nov-2008	17-Nov-2008

SNP PETROM SA, BUCHAREST
Security	X7932P106		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	16-Dec-2008
ISIN	ROSNPPACNOR9		Agenda	701768472 - Management
City	BUCHAREST		Holding Recon Date	21-Nov-2008
Country	Romania		Vote Deadline Date	11-Dec-2008
SEDOL(s)	7180411 - 7236217 - B28MJT3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 17
DEC 2008 AT 10:30. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the purchase by the Company of a number of its own shares from the market Acc with the laws, in order to be distributed freely to the employees based on Petrom Collective Bargaining Agreement		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the record date 07 JAN 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Authorize Mrs. Gheorghe Chief Executive Officer to sign on behalf of the shareholders meeting decisions and to fulfill meeting related formalities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	535400	0	04-Dec-2008	04-Dec-2008

SNP PETROM SA, BUCHAREST
Security	X7932P106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	16-Dec-2008
ISIN	ROSNPPACNOR9		Agenda	701768484 - Management
City	BUCHAREST		Holding Recon Date	21-Nov-2008
Country	Romania		Vote Deadline Date	11-Dec-2008
SEDOL(s)	7180411 - 7236217 - B28MJT3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 17
DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE-FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS.
Non-Voting
1.	Approve the revisions to the investment budget 2008 from RON 6125 million to RON 6410 million		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the record date as 07 JAN 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Authorize Mrs. Gheorghe as a Chief Executive Officer to sign on behalf of the shareholders meeting decisions and to fulfill meeting related formalities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	535400	0	04-Dec-2008	04-Dec-2008

MOLINOS RIO DE LA PLATA SA MOLI
Security	P68925133		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	18-Dec-2008
ISIN	ARP689251337		Agenda	701777952 - Management
City	BUENOS AIRES		Holding Recon Date	03-Dec-2008
Country	Argentina	Blocking	Vote Deadline Date	04-Dec-2008
SEDOL(s)	2598569 - B0G11R0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 18
DEC 2008 AT 16:30HS. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WI-LL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO ADV-
ISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM IS MET OR THE MEETING I-S CANCELLED. THANK
YOU.
Non-Voting
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting
1.	Approve the designation of 2 shareholders and sign the minutes of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve to consider that which was done by the Board of
Directors in relation to the acquisition of the Company's own shares through the carrying out planned public tender offers announced dated 26 SEP 2008, and 30 OCT 2008, respectively,
and with the interim dividend and distribution of treasury shares dated 18 NOV 2008
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.
Approve the payment of dividends on the basis of the profits realized by the Company resulting from its operations to 31 DEC
2007, which were allocated to the unallocated results account by resolution of the AGM of shareholders held before the date of this meeting, to be paid in cash by the amount of ARS 140,000,000, granting to those shareholders who desire, the right to chose to receive Class B shares in the Company in portfolio, in the quantity that results in the proportion to be decided by the general meeting for that purpose
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the allocation of the Class A shares of the Company in portfolio, all of them with a nominal value of ARS 1 each and 5 votes per share		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.
Approve a maximum aggregate amount of USD 150,000,000 [or
its equivalent in other currencies] [the maximum aggregate
amount] for the issuance of negotiable bonds in accordance with the provisions of Law Number 23576, amended By Law Number
23962, and other regulations that are or could be applicable in the future, that may be issued as simple negotiable bonds, convertible into shares or not, for short, medium or long-term, subordinated or not, with or without guarantee, to be denominated in ARS, USD or in any other currency, being able to use the mentioned maximum aggregate amount indistinctly to (i) create one or several global negotiable bond issuance programs and/or (ii) issue classes
and/or series of individual negotiable bonds outside the context of the single or several new global issuance programs that may be created
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.
Approve: i) the delegation to the Board of Directors of the
decisions on the use of the maximum aggregate amount, including the broadest powers to order the use of the mentioned maximum aggregate amount and the creation of one or more programs for the issuance and/or in the issuance of classes and/or individual series outside the issuance programs, and all the terms and
conditions of the negotiable bond issuances that are issued
individually or later to be created one or more global programs, including but without being limited to, the terms and general and particular conditions, the amount [always within the maximum aggregate amount set by this general meeting], the allocation to give the funds that are obtained as a result of the placement of the negotiable bonds to be issued, at the issue period, the
subordination or not, the interest rate, the maturity period, the price, the currency, the manner of placement, and if by public or private offer and payment conditions, the possibility of requesting authorization for the issuance and for the public offer of the negotiable bonds in the republic of Argentina and/or abroad, the negotiation of the negotiable bonds in markets in the country or abroad and any other modality that at the discretion of the Board of Directors decides to set, the payment conditions of the
negotiable bonds, the possibility that the negotiable bonds be of a portfolio or book-entry character, or be issued under the form of a global certificate, and any other term and condition that is not expressly determined by this general meeting, and ii) the
authorization to the Board of Directors to (a) carry out before the bodies that include all of the acts to obtain the authorizations that are necessary for the creation of one or more issuance programs and/or the issuance of shares and/or individual series that are outside the issuance programs, (b) if relevant, negotiate with Caja
De Valores S.A., or the entity that is established in addition to the corresponding price, of the terms and conditions [including the determination of the fees for its services] for the purpose that it act as payment and/or registration agent, and later as depositary of the global certificate, (c) contract independent and separate risk classifiers for the purpose of classifying the issuance programs and/or the classes and/or individual series to be issued outside or within the mentioned issuance programs, and (d) delegate to one or more Members of the Board of Directors or Managers of the
Company the exercise of the powers mentioned in item (i) above, as well as in items (a), (b) and (c) above, and the carrying out of all acts necessary for these purposes
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Grant authority to carry out the steps and measures necessary with relation to the resolutions passed by this meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	32790	0	03-Dec-2008	03-Dec-2008

JSC HALYK BK
Security	46627J302		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	19-Dec-2008
ISIN	US46627J3023		Agenda	701785315 - Management
City	TBA		Holding Recon Date	19-Nov-2008
Country	Kazakhstan		Vote Deadline Date	05-Dec-2008
SEDOL(s)	B1KDG41 - B1L9BP4		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 525320 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 22
DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
A.
Approve the agenda of the extraordinary general shareholders meeting of JSC Halyk Bank as of 19 DEC 2008 as approved by
the Board of Directors of JSC Halyk Bank [Resolution #193 of the
Absentee Meeting of the Board of Directors dd. 13 NOV 2008]
			Management	Against	Against
Comments-Company has not provided disclosure of the proposed items, so we choose to vote against.
1.
Approve to increase the total number of the Bank's authorized common share by 1,270,983,340 and total number of authorized preferred shares by 575,258,000 so that the resulting total number of the Bank's authorized shares amounts to 3,080,225,222
including: 2,400,000,000 of common shares; 600,000,000 of
preferred shares; 80,225,222 of preferred shares convertible to common shares
			Management	Against	Against
Comments-Company has not provided disclosure of the proposed items, so we choose to vote against.
2.
Amend the Charter of JSC Halyk Bank as presented for the
consideration of the extraordinary general shareholders meeting;
and authorize Dauletova Raushan Urmanovna, a shareholder of
the Bank, to sign the amendments to the Charter of JSC Halyk
Bank
			Management	Against	Against
Comments-Company has not provided disclosure of the proposed items, so we choose to vote against.
3.	Amend the Corporate Governance Code of JSC Halyk Bank as presented for the consideration of the extraordinary general shareholders meeting		Management	Against	Against
Comments-Company has not provided disclosure of the proposed items, so we choose to vote against.
4.	Amend the terms of Reference of the Board of Directors of JSC Halyk Bank as presented for the consideration of the extraordinary general shareholders meeting		Management	Against	Against
Comments-Company has not provided disclosure of the proposed items, so we choose to vote against.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	14100	0	15-Dec-2008	15-Dec-2008

KATANGA MINING LIMITED
Security	G5221G109		Meeting Type		Special
Ticker Symbol	KATFF		Meeting Date		12-Jan-2009
ISIN	BMG5221G1096		Agenda		932986168 - Management
City			Holding Recon Date		12-Dec-2008
Country	United Kingdom		Vote Deadline Date		07-Jan-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
A
IN RESPECT OF THE PROPOSED INCREASE OF THE
AUTHORIZED SHARE CAPITAL OF THE CORPORATION
FROM 300,000,000 COMMON SHARES IN THE CAPITAL OF
THE CORPORATION WITH A PAR VALUE OF $0.10 EACH TO
5,000,000,000 COMMON SHARES IN THE CAPITAL OF THE
CORPORATION WITH A PAR VALUE OF $0.10 EACH, AS
MORE PARTICULARLY DESCRIBED IN THE MANAGEMENT
INFORMATION CIRCULAR OF THE CORPORATION DATED
DECEMBER 12, 2008.
			Management	Against	Against
Comments-We believe the proposal is too vague and lacking in concrete proposal to firm balance sheet. Dilution appears extreme from proposal share capital limit.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0SSTA 01 OM	C81	9900	0	31-Dec-2008	31-Dec-2008

TALLINK GRUPP AS, TALLINN
Security	X8849T108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jan-2009
ISIN	EE3100004466		Agenda	701794338 - Management
City	TBA		Holding Recon Date	16-Jan-2009
Country	Estonia		Vote Deadline Date	21-Jan-2009
SEDOL(s)	B04BGR7 - B172HC6 - B28MRJ9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the annual report		Management	For	For
2.	Approve the distribution of profit		Management	For	For
3.	Approve the nomination of the Auditor and determination of the procedure of remuneration of the Auditor		Management	For	For
4.	Amend the Articles of the Association		Management	For	For
5.	Approve the removal of a member of the Supervisory Board and elect a new member of the Supervisory Board		Management	For	For
6.	Grant authority for the acquisition of own shares		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	68740	0	14-Jan-2009	14-Jan-2009

MINOR INTERNATIONAL PUBLIC CO LTD
Security	Y6069M133		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	06-Mar-2009
ISIN	TH0128A10Z18		Agenda	701823189 - Management
City	BANGKOK		Holding Recon Date	06-Feb-2009
Country	Thailand		Vote Deadline Date	02-Mar-2009
SEDOL(s)	B018BZ4 - B05PRX1		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 531545 DUE TO SPLITTING OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the minutes of the shareholders EGM No.15/2008 on 25 APR 2008		Management	For	For
2.
Acknowledge the interim dividend payment for the past
performance as cash dividend in the amount of THB 0.23 per
share to existing shareholders not exceeding THB 835 million the
Company will deduct withholding tax at the rate of 10% or THB
0.023 per share and distributes the dividends which net equivalent to the amount of THB 0.207 per share
			Management	For	For
3.
Approve the revocation of the issuance of the Company's
warrants on ordinary shares for the purpose of allotting to the
Directors and or Employees of the Company and or its
subsidiaries and or holding agent no. 4 Mint Esop 4 in the total amount of 20,000,000 units
			Management	For	For
4.
Approve the reduction of the Company's registered capital from
THB 3,689,623,299 to THB 3,661,965,799, divided into
3,661,965,799 ordinary shares with a par value of THB 1.00 each, through the elimination of the registered, but unissued shares, in the amount of 27,657,430 shares
			Management	For	For
5.	Amend Clause 4 of the Company's Memorandum of Association in accordance with the reduction in its registered capital		Management	For	For
6.
Approve the issuance of the Company's warrants on ordinary
shares for the purpose of allotting to the Directors and or
Employees of the Company and or its subsidiaries and or holding agent no.5 Mint Esop 5 in the total amount of 60,000,000 units
			Management	For	For
7.1.1	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mr. William E. Heinecke amount 2,000,000 units		Management	For	For
7.1.2	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mr. Paul Charles Kenny amount 2,000,000 units		Management	For	For
7.1.3	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mrs. Pratana Mongkolkul amount 2,000,000 units		Management	For	For
7.1.4	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mrs. Patamawalai Ratanapol amount 2,000,000 units		Management	For	For
7.1.5	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mr. Emmanual Jude Dillipraj Rajakarier amount 1,500,000 units		Management	For	For
7.1.6	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mr. Montri Thongsri amount 1,000,000 units		Management	For	For
7.1.7	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to Mr. Gary Terrace Moore amount 200,000 units		Management	For	For

7.2	Approve the allotment of the Company's warrants on ordinary shares no.5 [mint-esop 5] for the purpose of allotting to employees of the Company and its subsidiaries		Management	For	For
8.	Approve the restructuring plan between the Company and Minor Corporation Public Company Limited		Management	For	For
9.	Approve the issuance of the Company's warrants on ordinary shares to support the payment for the warrants on ordinary shares of Minor under the tender offer to purchase all of the securities of Minor		Management	For	For
10.	Approve the increase of the Company's registered capital from THB 3,661,965,799 to THB 4,238,531,439 through the issuance of 576,565,640 new ordinary shares, with a par value of THB 1.00 each		Management	For	For
11.	Amend Clause 4 of the Company's Memorandum of Association in accordance with the increase in its registered capital		Management	For	For
12.	Amend Article 4 of the Company's Articles of Association		Management	For	For
13.
Approve the allotment of capital increase shares as to support the exercise of the Company's warrants for the purpose of allotting to
Directors and or employees of the Company and or subsidiaries and or holdings agent no.5 Mint Esop 5
			Management	For	For
14.	Approve the allotment of the Company's capital increase ordinary shares to Minors shareholders so as to support the tender offer to purchase all of the securities of Minor		Management	For	For
15.	Approve the allotment of the Company's warrants on ordinary shares to the holders of warrants on ordinary shares of Minor so as to support the tender offer to purchase all of the securities of Minor		Management	For	For
16.	Approve the Company's specific capital reduction through the elimination of its ordinary shares held by Minor and Marvelous Wealth Co. Ltd		Management	For	For
17.	Approve the Company's specific capital reduction through the elimination of its ordinary shares held by the Minor Food Group Plc		Management	For	For
18.
Amend Clause 4 of the Company's Memorandum of Association
in accordance with its specific capital reduction through the elimination of its ordinary shares held by Minor Marvelous Wealth
Co. Ltd and the Minor Food Group Plc
			Management	For	For
19.
Authorize the Directors or any other persons delegated by the authorized Directors to proceed with the implementation of the restructuring plan between the Company and Minor and the
tender offer to purchase all of the securities of Minor as well as to take other pertinent actions
			Management	For	For
20.	Other business		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	283000	0	27-Feb-2009	27-Feb-2009

CIECH S.A., WARSZAWA
Security	X14305100		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	18-Mar-2009
ISIN	PLCIECH00018		Agenda	701821084 - Management
City	WARSAW		Holding Recon Date	13-Mar-2009
Country	Poland	Blocking	Vote Deadline Date	02-Mar-2009
SEDOL(s)	B0663T1 - B0ZZ4Y1 - B28FS51		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Appoint the meeting's Chairman		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the statement of the meeting's legal validity		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Appoint the Scrutiny Commission		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve to sell the perpetual usufruct right of land property and ownership of the real estate located in Warsawa 46/50 Powazkowska Street		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Closing of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	588	0	25-Feb-2009	25-Feb-2009

CEMENTOS LIMA S A
Security	P22385101		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	24-Mar-2009
ISIN	PEP239001006		Agenda	701849789 - Management
City	LIMA		Holding Recon Date	20-Mar-2009
Country	Peru		Vote Deadline Date	20-Mar-2009
SEDOL(s)	2185648 - B2RH0Q3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 31
MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the Corporate Management [financial statements and report from the Board of Directors]		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the designation of Outside Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the dividends policy		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	3212	0	18-Mar-2009	18-Mar-2009

CEMENTOS ARGOS S.A.
Security	151260106		Meeting Type	Annual
Ticker Symbol	CMTOY		Meeting Date	24-Mar-2009
ISIN	US1512601063		Agenda	933008129 - Management
City			Holding Recon Date	02-Mar-2009
Country	United States		Vote Deadline Date	18-Mar-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	VERIFICATION OF THE QUORUM.		Management	For	For
02	READING OUT AND APPROVING THE AGENDA.		Management	For	For
03	APPOINTING A COMMISSION TO APPROVE THE MINUTES OF THE SHAREHOLDERS MEETING.		Management	For	For
04	MANAGEMENT REPORT.		Management	For	For
05	FINANCIAL STATEMENTS FOR FISCAL YEAR ENDING DECEMBER 31, 2008.		Management	For	For
06	STATUTORY AUDITOR'S REPORT.		Management	For	For
07	APPROVING MANAGEMENT REPORT AND THE FINANCIAL STATEMENTS FOR FISCAL YEAR ENDING DECEMBER 31, 2008.		Management	For	For
08	PRESENTING AND APPROVING THE PROPOSED DISTRIBUTION OF PROFITS.		Management	For	For
09	APPOINTING A NEW BOARD OF DIRECTORS AND ASSIGNING THE CORRESPONDING FEES.		Management	Against	Against
Comments-We choose to vote against items 9-11 due to a lack of disclosure by the company.
10	APPOINTING A STATUTORY AUDITOR AND ASSIGNING THE CORRESPONDING FEES.		Management	Against	Against
Comments-We choose to vote against items 9-11 due to a lack of disclosure by the company.
11	PROPOSALS AND MISCELLANEOUS MATTERS.		Management	Against	Against
Comments-We choose to vote against items 9-11 due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997IZW0	837	5640	0	13-Mar-2009	13-Mar-2009

GHANA COMMERCIAL BANK LTD, ACCRA
Security	V3855J104		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	27-Mar-2009
ISIN	GH0000000094		Agenda	701847329 - Management
City	TBA		Holding Recon Date	13-Mar-2009
Country	Ghana		Vote Deadline Date	20-Mar-2009
SEDOL(s)	6370161		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS A MIX MEETING			Non-Voting
1.	Receive and consider the Accounts for the YE 31 DEC 2008 with the reports of the Directors and Auditors thereon		Management	For	For
2.	Declare a dividend for the YE 31 DEC 2008		Management	For	For
3.	Re-elect the Directors		Management	Against	Against
Comments-We choose to vote against items 3-7 due to a lack of disclosure by the company.
4.	Ratify the appointment of Mr. Samuel Amankwah, Deputy Managing Director [Finance]		Management	Against	Against
Comments-We choose to vote against items 3-7 due to a lack of disclosure by the company.
5.	Approve the remuneration of the Directors		Management	Against	Against
Comments-We choose to vote against items 3-7 due to a lack of disclosure by the company.
6.	Authorize the Directors to determine the fees of the Auditors		Management	Against	Against
Comments-We choose to vote against items 3-7 due to a lack of disclosure by the company.
S.7	Amend the Regulation 16 of the Company's as specified		Management	Against	Against
Comments-We choose to vote against items 3-7 due to a lack of disclosure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	68600	0	19-Mar-2009	19-Mar-2009

PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	TH0355A10Z12		Agenda	701830906 - Management
City	BANGKOK		Holding Recon Date	17-Feb-2009
Country	Thailand		Vote Deadline Date	27-Mar-2009
SEDOL(s)	B1359J0 - B13B738 - B13JK44		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 533480 DUE TO ADDITIONAL R-ESOLUTION ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND Y-OU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Acknowledge the 2008 performance result and 2009 work plan of the Company		Management	For	For
2.	Approve the 2008 financial statements		Management	For	For
3.	Approve the dividend payment for 2008 performance		Management	For	For
4.	Appoint the Auditor and approve the Auditor's fees for year 2009		Management	For	For
5.1	Appoint Mr. Mr. Pala Sookawesh as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.2	Appoint Mr. Bhusana Premanode as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.3	Appoint Mr. Anon Sirisaengtaksin as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.4	Appoint Mrs. Sirinuj Bisonyabut as a new Director in replacement of those who are due to retire by rotation		Management	For	For
5.5	Appoint Mr. Mr. Rathakit Manathat as a new Director in replacement of those who are due to retire by rotation		Management	For	For
6.	Approve the Directors and the Sub-committees remuneration		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
7.	Ratify the Company's Articles of Association [AOA] Clause 9 registration		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
8.	Approve the debenture issuance up to the total amount of THB 50,000 million		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
9.	Other matters [if any]		Management	Against	Against
Comments-We choose to vote against items 6 through 9 due to a lack of discolsure by the company.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	22400	0	23-Mar-2009	23-Mar-2009

FERREYROS SA
Security	P3924F106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	PEP736001004		Agenda	701839702 - Management
City	LIMA		Holding Recon Date	27-Mar-2009
Country	Peru		Vote Deadline Date	23-Mar-2009
SEDOL(s)	2320126		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 06
APR 2009 AT 11.00 A.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
540488 DUE TO RECEIPT OF ADDI-TIONAL RESOLUTION. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGAR-DED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the report from the Board of Directors for 2008 that includes the analysis and discussion on the financial statements		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the distribution of the profits		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the Capitalization of available profits and of the revaluation excess		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the modification of Article 5 of the Corporate Bylaws relating to the Share Capital		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Appoint the Outside Auditors for the FY 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the second bond program [Issuance of corporate bonds and commercial papers] and delegation of authority to the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	30429	0	11-Mar-2009	11-Mar-2009

TURKIYE IS BANKASI A S
Security	M8933F115		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2009
ISIN	TRAISCTR91N2		Agenda	701847456 - Management
City	ISTANBUL		Holding Recon Date	27-Mar-2009
Country	Turkey	Blocking	Vote Deadline Date	19-Mar-2009
SEDOL(s)	4311667 - 4869939 - B02S517 - B03MYS8 - B03N425 - B03N436		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
POWER OF ATTORNEY (POA) SIGNED BY T-HE BENEFICIAL
OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
YOUR VOTING INST-RUCTIONS IN THIS MARKET. ABSENCE
OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE RE-
JECTED. CERTAIN GLOBAL CUSTODIANS HAVE A GLOBAL
CUSTODIAN POAs IN PLACE WHICH-WOULD ELIMINATE THE
NEED FOR THE BO POA. IF YOU HAVE NOT SUBMITTED ANY
POAs FO-R THIS MARKET BEFORE, PLEASE CONTACT
YOUR GLOBAL CUSTODIAN BANK TO SEE IF THEY-HAVE A
POA IN PLACE FOR YOUR ACCOUNTS. THANK YOU.
Non-Voting
1.	Opening of the assembly, elect the Chairmanship and grant authority for the Chairmanship to sign the minutes of the assembly		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the Board of Directors activity report, Auditors report as well as of the Independent External Auditing Company's report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Ratify the balance sheet and profit and loss statement of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Grant discharge of the Board Members for the activities and accounts of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Grant discharge of the Auditors for the activities and accounts of year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve to determine the way and of the date of distribution of profits		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Ratify the mid term election for the vacated Board Membership		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve to determine remuneration for the Members of the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Elect the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the determine of remuneration for the Auditors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the informing to shareholders about donations granted across the year		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	37000	0	17-Mar-2009	17-Mar-2009

CREDICORP LTD.
Security	G2519Y108		Meeting Type		Annual
Ticker Symbol	BAP		Meeting Date		31-Mar-2009
ISIN	BMG2519Y1084		Agenda		933006721 - Management
City			Holding Recon Date		13-Feb-2009
Country	United States		Vote Deadline Date		30-Mar-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO CONSIDER AND APPROVE THE ANNUAL REPORT OF THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2008.		Management	For	For
02
TO CONSIDER AND APPROVE THE AUDITED
CONSOLIDATED FINANCIAL STATEMENTS OF THE
COMPANY AND ITS SUBSIDIARIES FOR THE FINANCIAL
YEAR ENDED DECEMBER 31, 2008, INCLUDING THE REPORT
OF THE INDEPENDENT AUDITORS OF THE COMPANY
THEREON.
			Management	For	For
03
TO APPOINT THE EXTERNAL AUDITORS OF THE COMPANY
TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT
ANNUAL GENERAL MEETING, IN ACCORDANCE WITH THE
PROPOSAL AND RECOMMENDATION OF THE AUDIT
COMMITTEE AND AUTHORIZATION BY THE BOARD OF
DIRECTORS TO APPROVE THE AUDITOR FEES WHO IN
TURN HAVE DELEGATED SUCH FUNCTION TO THE AUDIT
COMMITTEE.
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997IZW0	837	500	0	24-Mar-2009	24-Mar-2009

THE SIAM COMMERCIAL BANK PUBLIC CO LTD
Security	Y7905M113		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	03-Apr-2009
ISIN	TH0015010018		Agenda	701852166 - Management
City	BANGKOK		Holding Recon Date	16-Mar-2009
Country	Thailand		Vote Deadline Date	10-Apr-2009
SEDOL(s)	5314041 - 6889935 - B01DQW1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minutes of the AGM of shareholders No. 185 held on 03 APR 2008		Management	For	For
2.	Acknowledge the annual report prepared by the Board of Directors		Management	For	For
3.	Approve the financial statements for the FYE 31 DEC 2008		Management	For	For
4.	Approve the allocation of profits and dividend payment from the Bank's operational result of year 2008		Management	For	For
5.	Approve the distribution of the Directors remuneration and the allocation of the Directors bonus for the year 2009		Management	For	For
6.	Elect the Directors in replacement of those retired by rotation		Management	For	For
7.	Appoint the Auditors and approve to fix the auditing fee		Management	For	For
8.	Approve the Bank's Articles of Association		Management	For	For
9.	Amend Clause 4 of the Bank's Memorandum of Association in order for it to be in line with the conversion of preferred shares into ordinary shares in the year 2008		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	101100	0	19-Mar-2009	19-Mar-2009

DUBAI FINANCIAL MARKET P.J.S.C, DUBAI
Security	M28814107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	05-Apr-2009
ISIN	AE000A0MNV19		Agenda	701862105 - Management
City	DUBAI		Holding Recon Date	02-Apr-2009
Country	United Arab Emirates		Vote Deadline Date	27-Mar-2009
SEDOL(s)	B1GPBP7		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 539898 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Ratify the Board of Directors report of company's performance and its financial position for the FYE 31 DEC 2008		Management	For	For
2.	Ratify the External Auditor's report for the FYE 31 DEC 2008		Management	For	For
3.	Ratify the Company's balance sheet and income statement for the FYE 31 DEC 2008		Management	For	For
4.	Ratify the Sharia and Fatwa Supervisory Board report for the FYE 31 DEC 2008		Management	For	For
5.	Approve the Board of Directors proposal of dividend distribution to shareholders amounted to 8% cash dividend		Management	For	For
6.	Approve the Board of Directors remuneration for the FYE 31 DEC 2008		Management	For	For
7.	Approve the proposed donation to charitable Associations and societies as per the Article no 198 Federal Law no 8 of year 1984 and its subsequent amendments regarding Commercial Companies		Management	For	For
8.	Approve the discontinuation of 10% deduction allocated to the general reserve account and determine its utilization purposes		Management	For	For
9.	Grant discharge to the members of the Board of Directors and the External Auditors from their liabilities for the FYE 31 DEC 2008		Management	For	For
10.	Re-appoint the members of Sharia and Fatwa Supervisory Board for the coming term		Management	For	For
11.	Re-appoint the External Auditors for the FY 2009 and determine their professional fees		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	370000	0	03-Apr-2009	03-Apr-2009

HOME PRODUCT CENTER PUBLIC CO LTD
Security	Y32758115		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	08-Apr-2009
ISIN	TH0661010015		Agenda	701820119 - Management
City	BANGKOK		Holding Recon Date	10-Mar-2009
Country	Thailand		Vote Deadline Date	02-Apr-2009
SEDOL(s)	6418533 - B02WS21		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve to certify the minutes of the AGM of shareholders of the year 2008		Management	For	For
2.	Acknowledge the report on the 2008 Company's operation results		Management	For	For
3.	Approve the balance sheet and profit and loss statements, including the Auditor's report of the YE as of 31 DEC 2008		Management	For	For
4.	Approve the dividend payment and the allocation of profit for legal reserve for the year 2008		Management	For	For
5.	Re-appoint the Directors who are retired by rotation		Management	For	For
6.	Approve the remuneration of the Directors for the year 2009		Management	For	For
7.	Approve the Directors' pension for the year 2008		Management	For	For
8.	Appoint the Auditors and approve the auditing fee for the year 2009		Management	For	For
9.	Amend the Clause 3 of the Memorandum of Association [objectives of the Company]		Management	For	For
10.
Approve, the cancellation of the allocation of the shares remaining from the exercising of the warrants to buy ordinary shares of the employees [ESOP-W2] and the reallocation of the ordinary shares to support the adjustment of the right under the warrants to buy ordinary shares of Employee No. 4 [ESOP-W4]
			Management	For	For
11.
Approve to increase the registered capital to support the additional reserve for the exercise of right according to the warrants to buy ordinary shares of Employee [ESOP-W4] under which rights will be adjusted, and amend Clause 4 of the Memorandum of
Association of the Company on the registered capital to be in line with the increase of registered capital
			Management	For	For
12.
Approve the allocation of ordinary shares for capital increase to support the additional reserve for the exercise of right under the warrant to buy ordinary shares of employee [ESOP-W4] under
which right will be adjusted
			Management	For	For
13.	Amend the Clause 4 of the Articles of Association of the Company in relation to the treasury stock		Management	For	For
14.
Approve, the cancellation of issuance of debenture for the part that has not yet been on sale for amount of THB 1,870 million, and the Company to issue and offer for sale of bill of exchange and/or short-term debentures in amount of not exceeding THB 2,000
million and to issue and offer for sale of long-term debentures in the amount of not exceeding THB 4,000 million
			Management	For	For
15.	Any other businesses [if any]		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	548900	0	26-Feb-2009	26-Feb-2009

MAJOR CINEPLEX GROUP PUBLIC CO LTD
Security	Y54190130		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	09-Apr-2009
ISIN	TH0671010Z16		Agenda	701882424 - Management
City	BANGKOK		Holding Recon Date	12-Mar-2009
Country	Thailand		Vote Deadline Date	06-Apr-2009
SEDOL(s)	6614159 - 7591046 - B1SY271		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 544942 DUE TO RECEIPT OF D-IRECTORS AND AUDITORS
NAME. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE-DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU-.
Non-Voting
1.	Approve the minutes of the EGM No. 1/2009		Management	For	For
2.	Acknowledge and accept the Company business report for the year 2008		Management	For	For
3.	Receive the financial statement and profit and loss account ending 31 DEC 2008		Management	For	For
4.	Approve the dividend payment THB 0.64 per share for the year 2008 to the Company shareholders		Management	For	For
5.1	Elect Mr. Verawat Ongvasith as a Director		Management	For	For
5.2	Elect Mr. Walloop Tangtrongchitr as a Director		Management	For	For
5.3	Elect Mr. Attasith Damrongrat as a Director		Management	For	For
6.	Approve to fixing remuneration and meeting allowance for Directors for 2009		Management	For	For
7.	Appoint PricewaterhouseCooper ABAS as the Auditors and authorize Board to fix their remuneration		Management	For	For
8.
Approve the Company to sell 19.7 Million shares in MVD to MPIC whereby the consideration will be by ways of subscription of newly issued orders of MPIC which is deemed an acquisition of ANO
Company according to Section 107 of public Company Act 25, 35
			Management	For	For
9.	Authorize issuance of bonds not exceeding THB 1.5 Billion		Management	For	For
10.	Approve the addition of the Company's objective Item 35 on electronics payment business and amendment of the Company Memorandum of Association Clause 3		Management	For	For
11.	Other business [If any]		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	274800	0	07-Apr-2009	07-Apr-2009

INTERNATIONAL CONTAINER TERMINAL SERVICES INC
Security	Y41157101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Apr-2009
ISIN	PHY411571011		Agenda	701871053 - Management
City	MANILA		Holding Recon Date	11-Mar-2009
Country	Philippines		Vote Deadline Date	02-Apr-2009
SEDOL(s)	6455819 - B06P2W4		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 535857 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Call to order		Management	For	For
2.	Approve to determine the existence of quorum		Management	For	For
3.	Approve the minutes of the annual stockholders' meeting held on 17 APR 2008		Management	For	For
4.	Approve the Chairman's report		Management	For	For
5.	Approve the Chairman's report and the 2008 audited financial statements		Management	For	For
6.	Approve and ratify the acts, contracts, investments and resolutions of the Board of Directors and the Management since the last AGM		Management	For	For
7.	Amend the By-Laws to add provision on the Independent Directors		Management	For	For
8.1	Elect Mr. Enrique K. Razon Jr. as a Director		Management	For	For
8.2	Elect Mr. Jose C. Ibazeta as a Director		Management	For	For
8.3	Elect Mr. Stephen A. Paradies as a Director		Management	For	For
8.4	Elect Mr. Andres Soriano III as a Director		Management	For	For
8.5	Elect Mr. Octavio Victor R. Espiritu as an Independent Director		Management	For	For
8.6	Elect Mr. Joseph R. Higdon as an Independent Director		Management	For	For
8.7	Elect Mr. Jon Ramon Aboitiz as a Director		Management	For	For
9.	Appoint the External Auditors		Management	For	For
10.	Other matters		Non-Voting
11.	Adjournment		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	222000	0	31-Mar-2009	31-Mar-2009

ELSWEDY CABLES
Security	M398AL106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	16-Apr-2009
ISIN	EGS3G0Z1C014		Agenda	701878021 - Management
City	CAIRO		Holding Recon Date	14-Apr-2009
Country	Egypt	Blocking	Vote Deadline Date	07-Apr-2009
SEDOL(s)	B15Q010		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the Board of Directors report and its financial positions for the FYE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the Board of Auditors report and its financial statement for the FYE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the financial statement for the YE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve to release the Board of Directors responsibility upon FYE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to decide the allowances paid to the Board of Directors for attending their meetings		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Re-appoint the Auditors for the new of Board of Directors to decide their fees		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve to delegate the Board of Directors to give donations for the year 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the profit distribution		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Authorize the Board of Directors to make compensation contracts		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve to delegate the Board of Directors to Employe 2 Non- Executive Board of Directors Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve to determine the Chief Executive Officer's salary and the rewards of the Board of Directors for the YE 31 DEC 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	8393	0	07-Apr-2009	07-Apr-2009

ALBALACT SA, ALBA IULIA
Security	X00740104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		21-Apr-2009
ISIN	ROALBZACNOR0		Agenda		701851241 - Management
City	ALBA IULIA		Holding Recon Date		31-Mar-2009
Country	Romania		Vote Deadline Date		09-Apr-2009
SEDOL(s)	B1WM1Z2		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting
1.	Approve the modification of the Article 3 paragraph 2 of the constitutive Act of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	636200	0	19-Mar-2009	19-Mar-2009

THAI VEGETABLE OIL PUBLIC CO LTD (FORMERLY THAI VE
Security	Y9013V159		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	23-Apr-2009
ISIN	TH0209010Z15		Agenda	701853980 - Management
City	TBA		Holding Recon Date	03-Apr-2009
Country	Thailand		Vote Deadline Date	17-Apr-2009
SEDOL(s)	6397698 - B030BB4 - B2R7S81		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minute of the EGM No. 2/2008 which was held on 21 NOV 2008		Management	For	For
2.	Receive the report of 2008 Company's operational performance		Management	For	For
3.	Approve the financial statements, as ended 31 DEC 2008		Management	For	For
4.	Approve the unpaid dividend for second half of the 2008		Management	For	For
5.1	Elect Mr. Sompol Kiatphaibool as a Director who retire on rotation		Management	For	For
5.2	Elect Dr. Suvit Maesincee as a Director who retire on rotation		Management	For	For
5.3	Elect Mr. Vichai Vitayathanagorn as a Director who retire on rotation		Management	For	For
5.4	Elect Mr. Somsak Sivanawin as a Director who retire on rotation		Management	For	For
6.	Approve the 2008 remuneration for the Directors		Management	For	For
7.	Approve the appointment of the Auditors for 2009 and their remuneration		Management	For	For
8.	Amend the Clause 5 of the Articles of Association		Management	Against	Against
Comments-We are voting against item 8 because this would allow for an anti-takeover mechanism, detracting from shareholder value.
9.	Others issues [if any]		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	172600	0	03-Apr-2009	03-Apr-2009

THAI VEGETABLE OIL PUBLIC CO LTD (FORMERLY THAI VE
Security	Y9013V159		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Apr-2009
ISIN	TH0209010Z15		Agenda	701853992 - Management
City	BANGKOK		Holding Recon Date	03-Apr-2009
Country	Thailand		Vote Deadline Date	20-Apr-2009
SEDOL(s)	6397698 - B030BB4 - B2R7S81		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the minute of the EGM No. 2/2008 which was held on 21 NOV 2008		Management	For	For
2.	Receive the 2008 Company's operational performance performance		Management	For	For
3.	Approve the financial statements, as ended 31 DEC 2008		Management	For	For
4.	Approve the unpaid dividend for second half of the 2008		Management	For	For
5.1	Elect Mr. Sompol Kiatphaibool as a Director, who retires on rotation		Management	For	For
5.2	Elect Dr. Suvit Maesincee as a Director, who retires on rotation		Management	For	For
5.3	Elect Mr. Vichai Vitayathanagorn as a Director, who retires on rotation		Management	For	For
5.4	Elect Mr. Somsak Sivanawin as a Director, who retires on rotation		Management	For	For
6.	Approve the 2008 remuneration for the Directors		Management	For	For
7.	Appoint the Auditors for 2009 and approve their remuneration		Management	For	For
8.	Amend the Clause 5 of the Articles of Association		Management	Against	Against
Comments-We are voting against item 8 because we disagree with the implementation of anti-takeover provisions
9.	Others issues [if any]		Management	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	172600	0	14-Apr-2009	14-Apr-2009

MOLINOS RIO DE LA PLATA SA MOLI
Security	P68925133		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	23-Apr-2009
ISIN	ARP689251337		Agenda	701854982 - Management
City	BUENOS AIRES		Holding Recon Date	20-Mar-2009
Country	Argentina	Blocking	Vote Deadline Date	14-Apr-2009
SEDOL(s)	2598569 - B0G11R0		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2009 AT 12:00. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
ADVIS-ED THAT YOUR SHARES WILL BE BLOCKED UNTIL
THE QUORUM IS MET OR THE MEETING IS-CANCELLED.
THANK YOU.
Non-Voting
1.	Approve the designation of 2 shareholders and sign the meeting minutes		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Approve the report from the Board of Director's, the balance sheet, the income statement, the statement of the evolution of the net worth, the cash flow statement, the inventory, notes,
attachments, consolidated financial statements, report from the oversight committee and report from the auditor regarding the financial statements for the 79th FYE 31 DEC 2008, the additional information in accordance with the terms of Article 68 of the
Buenos Aires stock exchange listing regulations and the
informative summary required by the Rules of the National
Securities Commission, the allocation of the results from the FY and the payment of the interim dividend and distribution of shares in portfolio made as a result of the resolution of the Board of
Directors passed at its meeting of 18 NOV 2008, payment of
dividends on the basis of the profit made by the Company
allocated to the unallocated results' account to be paid in the total amount of ARS 240,900,000 and the allocation of the class A and
B shares of the Company in portfolio, the term in office of the
Board of Directors and of the oversight committee
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the remuneration of the oversight committee and the outside Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve the remuneration of the Board of Directors for the FYE 31
DEC 2008 and authorize the Board of Directors for the interim payment of compensation to the members of the Board of
Directors until the general meeting that considers the next
financial statements
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to determine the number of full and alternate members of the Board of Directors to fill the corresponding vacant positions and elect full and alternate members of the oversight committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.
Approve the designation of the outside auditor and his or her alternate who will give his or her opinion on the financial
statements for the FY that began on 01 JAN 2009 and determine his or her compensation
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the budget allocation for the functioning of the Audit Committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.
Approve the documentation relative to the merger of the
Company, Grupo Estrella S.A. [GESA] and Virgilio Manera
S.A.I.C.Y F. [Manera] through the absorption of the latter two by the Company, in accordance with the terms of Article 82, et
Sequence of the Commercial Companies Law 19550, as
amended, [CCL] and Article 77, ET Sequence of the Income Tax
Law 20628, as amended i) the special financial statements of the
Company to 30 NOV 2008, the consolidated merger balance
sheet of the Company, Manera and GESA to 30 NOV 2008, and
the reports that the oversight committee and auditor of the
Company prepared regarding the mentioned financial documents, prepared in accordance with that which is provided for in Article
83, line 1, item B, of the CCL; ii) the pre-merger agreement signed by the Company, Manera and GESA on 10 JUN 2008 and
amended on 22 DEC 2008 and 20 FEB 2009 and iii) the merger
prospectus presented and approved by the National Securities
Commission
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
					Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Grant authority to sign in the name and representation of the Company, of the definitive merger agreement relative to the merger of the Company with GESA and Manera		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.
Approve to increase the capital from ARS 250,380,112 to the
amount of ARS 250,448,539, through the issuance of 68,427
common, book-entry, Class B shares of the Company, with a par value of ARS 1 each and with the right to one vote per share, to be delivered in exchange to the shareholders of GESA as a result of the merger by absorption of said Company, request for the inclusion of the capital increase in the system for public offering and stock exchange listing of securities, authorize the Board of
Directors of the formalization of the exchange
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Grant authority to take the steps and make the presentations necessary to obtain the corresponding registrations		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	41390	0	24-Mar-2009	24-Mar-2009

MOLINOS RIO DE LA PLATA SA MOLI
Security	P68925125		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	23-Apr-2009
ISIN	ARP689251253		Agenda	701856873 - Management
City	BUENOS AIRES		Holding Recon Date	20-Mar-2009
Country	Argentina	Blocking	Vote Deadline Date	14-Apr-2009
SEDOL(s)	2554077		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2009 AT 12:00. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
ADVIS-ED THAT YOUR SHARES WILL BE BLOCKED UNTIL
THE QUORUM IS MET OR THE MEETING IS-CANCELLED.
THANK YOU.
Non-Voting
1.	Approve the designation of 2 shareholders to sign the meeting minutes		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.
Receive the report from the Board of Directors, the balance sheet, the income statement, the statement of the evolution of the net worth, the cash flow statement, the inventory, notes, attachments, consolidated financial statements, report from the oversight committee and report from the Auditor regarding the financial statements for the 79th FY, which ended on 31 DEC 2008, the
additional information in accordance with the terms of Article 68 of the Buenos Aires stock exchange listing regulations and the
informative summary required by the rules of the national
securities commission, consideration of the allocation of the results from the FY and approval of the payment of the interim dividend and distribution of shares in portfolio made as a result of the resolution of the Board of Directors passed at its meeting of 18
NOV 2008, payment of dividends on the basis of the profit made by the Company allocated to the unallocated results account to be paid in the total amount of ARS 240,900.000 and consideration of the allocation of the class a and b shares of the Company in portfolio, approve of the term in office of the Board of Directors and of the Oversight Committee
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the remuneration of the Oversight Committee and of the Outside Auditor		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.
Approve the remuneration of the Board of Directors for the FYE 31 DEC 2008, authorize the Board of Directors for the interim payment of compensation to  the members of the Board of Directors until the general meeting that considers the next financial statements
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve to determine the number of full and alternate members of the Board of Directors to fill the corresponding vacant positions, Election of full and alternate members of the oversight committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.
Approve the designation of the Outside Auditor and his or her alternate who will give  his or her opinion on the financial statements for the FY that began on 01 JAN 2009, and determination of his or her compensation
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the budget allocation for the functioning of the audit committee		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.
Approve the specified documentation relative to the merger of the Company, Grupo Estrella S.A. ('GESA') and Virgilio Manera S.A.I.C. Y F. ('Manera') through the absorption of the latter 2 by the Company, in accordance with the terms of Article 82, ET. sequence, of the Commercial Companies Law 19550, as amended, ('CCL') and Article 77, ET sequence, of the income tax Law 20628, as amended (I) the special financial statements of the Company to 30 NOV 2008, the consolidated merger balance sheet of the Company, Manera and GESA to 30 NOV 2008, and the reports that the oversight committee and Auditor of the
Company prepared regarding the mentioned financial documents, prepared in accordance with that which is provided for in Article 83, line 1, item b, of the CCL, (ii) the pre-merger agreement signed by the Company, Manera and GESA on 10 JUN 2008, and amended on 22 DEC 2008, and 20 FEB 2009, and (iii) the merger prospectus presented and approved by the National Securities Commission
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
					Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Grant authority for the signing, in the name and representation of the Company, of the definitive merger agreement relative to the merger of the Company with GESA and Manera		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.
Approve to increase of the capital from ARS 250,380.112 to the amount of ARS 250,448.539 through the issuance of 68, 427 common, book-entry, class 'b' shares of the Company, with a par value of ARS 1 each and with the right to 1 vote per share, to be delivered in exchange to the shareholders of GESA as a result of the merger by absorption of said Company, request for the inclusion of the capital increase in the system for public offering and stock exchange listing of securities, delegation to the Board of Directors of the formalization of the exchange
			Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Grant authority to take the steps and make the presentations necessary to obtain the corresponding registrations		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	8	0	24-Mar-2009	24-Mar-2009

MAROC TELECOM, MAROC
Security	F6077E108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Apr-2009
ISIN	MA0000011488		Agenda	701858233 - Management
City	RABAT		Holding Recon Date	21-Apr-2009
Country	Morocco	Blocking	Vote Deadline Date	10-Apr-2009
SEDOL(s)	B04SJM4 - B04SNG6 - B058XG5 - B05PZC6 - B171GP9 - B171GR1 - B290YH9		Quick Code
Item	Proposal		Type	Vote	For/Against Management
PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.			Non-Voting
O.1
Receive the reports of the Executive Committee, the remarks
Supervisory Board and Auditors, approve the Company's financial statements for the year 2008, as presented; accordingly, grant permanent discharge to the members of the Supervisory Board
and the Executive Committee for the performance of their duties during the said FY
			Management	For	For
O.2	Approve the consolidated financial statements for the said FY, in the form presented to the meeting		Management	For	For
O.3	Receive the special report of the Auditors on agreements Governed by Article 95 of Law number 20-05, approve said report and the agreements referred to therein		Management	For	For
O.4
Approve the allocation the income for the FY be appropriated as follows: income for the FY: MAD 9,527,628,199.54 distributable result: MAD 9,527,628,199.54 dividends: MAD 9,520,602,532.20 optional reserve: MAD 7,025,667.34 the shareholders will receive a net dividend of MAD 10.83 per share; this dividend will be paid on 03 JUN 2009; as required by law, it is reminded that, for the last 3 financial years, the dividends paid, were as follows: MAD
6.96 for FY 2005 MAD 7.88 for FY 2006 MAD 9.20 for FY 2007
			Management	For	For
O.5	Approve to award total annual fees of MAD 2,400,000.00 to the members of the Supervisory Board		Management	For	For
E.6	Amend all the Articles of the By-Laws and adopt these new Articles; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities		Management	For	For
E.7
Authorize the Executive Committee, in one or more transactions, to beneficiaries to be chosen by it, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 1% of the share capital; [Authority granted for a 3-year period]; authorize the
Executive Committee to take all necessary measures and
accomplish all necessary formalities
			Management	For	For
E.8	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by Law		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TYPE OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	7400	0	07-Apr-2009	07-Apr-2009

BIM BIRLESIK MAGAZALAR A S JT STK CO
Security	M2014F102		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	24-Apr-2009
ISIN	TREBIMM00018		Agenda	701820703 - Management
City	ISTANBUL		Holding Recon Date	22-Apr-2009
Country	Turkey	Blocking	Vote Deadline Date	16-Apr-2009
SEDOL(s)	B0D0006 - B1276S5		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
POWER OF ATTORNEY (POA) SIGNED BY T-HE BENEFICIAL
OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
YOUR VOTING INST-RUCTIONS IN THIS MARKET. ABSENCE
OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE RE-
JECTED. CERTAIN GLOBAL CUSTODIANS HAVE A GLOBAL
CUSTODIAN POAs IN PLACE WHICH-WOULD ELIMINATE THE
NEED FOR THE BO POA. IF YOU HAVE NOT SUBMITTED ANY
POAs FO-R THIS MARKET BEFORE, PLEASE CONTACT
YOUR GLOBAL CUSTODIAN BANK TO SEE IF THEY-HAVE A
POA IN PLACE FOR YOUR ACCOUNTS. THANK YOU.
Non-Voting
1.	Opening, elect the Chairman of the Council and authorize the Council of meeting to sign the minutes of the meeting of the OGM		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Receive the reports of the Board of Directors, Audit Committee and the Independent External Auditing Firm concerning the 2008 year activities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Receive the year 2008 balance sheet and income statement		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the decision on the 2008 dividend payment		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the decision on the acquittal of the Members of the Board of Directors and Auditors regarding their facilities during the year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Elect the new Members of the Board of Directors and approve to determine the attendance rights which will be paid to them		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Elect the Auditors instead of the 2 Auditors whose service periods are terminated and approve to determine the fees which will be paid to them for 1 year		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the presentation of information on the charitable donations and aids of the Company during the year 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve, in accordance with the regulations of the Capital Markets Board related with the Independent External Auditing, the Independent Auditing Firm selected by the Board of Directors		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Wishes		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	3260	0	26-Feb-2009	26-Feb-2009

MINOR INTERNATIONAL PUBLIC CO LTD
Security	Y6069M133		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2009
ISIN	TH0128A10Z18		Agenda	701826781 - Management
City	TBA		Holding Recon Date	13-Mar-2009
Country	Thailand		Vote Deadline Date	21-Apr-2009
SEDOL(s)	B018BZ4 - B05PRX1		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Adopt the minute of the EGM no.1/2009 on 06 MAR 2009		Management	For	For
2.	Acknowledge the annual report and the Board of Directors' report on the Company's performance for the year 2008		Management	For	For
3.	Approve the company's balance sheet, profit and loss statement, statement of retained earnings and cash flow statement for the YE 31 DEC, 2008		Management	For	For
4.	Approve the allocation of profit of year 2008 performance to be reserve		Management	For	For
5.	Elect the Directors to succeed the Directors completing their term for the year 2009		Management	For	For
6.	Approve to fix the Directors compensation for the year 2009		Management	For	For
7.	Appoint the Auditors for the year 2009 and approve to fix the Auditors fee		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	283000	0	27-Mar-2009	27-Mar-2009

SNP PETROM SA, BUCHAREST
Security	X7932P106		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	ROSNPPACNOR9		Agenda	701869337 - Management
City	BUCURESTI		Holding Recon Date	03-Apr-2009
Country	Romania		Vote Deadline Date	14-Apr-2009
SEDOL(s)	7180411 - 7236217 - B28MJT3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 29
APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the financial statements for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the consolidated financial statements for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the Executive Board proposal not to distribute dividend for 2008 FY		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the 2009 revenue and expenditure budget		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Grant discharge the Executive Board Members and the Supervisory Board Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Appoint the Members of the Supervisory Board for next period of 4 years		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve to establish the remuneration of the Members of the Supervisory Board for current year		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Re-appoint the Financial Auditor and approve to establish the remuneration		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the record date as 14 MAY 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve to empower Mrs. Mariana Gheorghe to fulfill all related formalities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	535400	0	31-Mar-2009	31-Mar-2009

SNP PETROM SA, BUCHAREST
Security	X7932P106		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	28-Apr-2009
ISIN	ROSNPPACNOR9		Agenda	701870481 - Management
City	BUCURESTI		Holding Recon Date	03-Apr-2009
Country	Romania		Vote Deadline Date	14-Apr-2009
SEDOL(s)	7180411 - 7236217 - B28MJT3		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 29
APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Amend the Company By Law		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the record date as 14 MAY 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Authorize Mrs. Mariana Gheorghe to fulfill all related formalities		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	535400	0	31-Mar-2009	31-Mar-2009

BANCA TRANSILVANIA S.A., CLUJ NAPOCA
Security	X0308Q105		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	ROTLVAACNOR1		Agenda	701867270 - Management
City	CLUJ-NAPOCA		Holding Recon Date	15-Apr-2009
Country	Romania		Vote Deadline Date	14-Apr-2009
SEDOL(s)	5393307 - B28F9X6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the 2008 financial statements		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the 2008 net profit distribution, total gross dividend in amount RON 50 MIO		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Grant discharge the Administrators for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the 2009 income and expense budget		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Approve the remuneration for FY 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	217790	0	31-Mar-2009	31-Mar-2009

BANCA TRANSILVANIA S.A., CLUJ NAPOCA
Security	X0308Q105		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	29-Apr-2009
ISIN	ROTLVAACNOR1		Agenda	701867282 - Management
City	CLUJ-NAPOCA		Holding Recon Date	15-Apr-2009
Country	Romania		Vote Deadline Date	17-Apr-2009
SEDOL(s)	5393307 - B28F9X6		Quick Code
Item	Proposal		Type	Vote	For/Against Management

A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS
REQUIRED IN THE ROMANIAN MARKET.-SOME
SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
BY THE BENEFICIAL OWNERS I-N ORDER TO PROCESS
YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
CLIENT SERVIC-E REPRESENTATIVE TO FIND OUT IF A POA
IS NEEDED TO EXECUTE YOUR VOTING INSTRUC-TIONS. IF
THE ENGLISH VERSION OF THE POA IS SUBMITTED, THE
POA MUST BE NOTARIZ-ED, APOSTILLIZED AND FURTHER
TRANSLATED INTO ROMANIAN. IF ROMANIAN VERSION OF-
THE POA IS SUBMITTED, NOTARIZATION IS SUFFICIENT.
THE POA MUST BE FORWARDED TO-THE APPROPRIATE
SUBCUSTODIAN FOR PROCESSING. ABSENCE OF A POA,
MAY CAUSE YOUR-INSTRUCTIONS TO BE REJECTED.
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIV-E FOR ASSISTANCE IN PROCESSING THE
REQUIRED DOCUMENTS
Non-Voting
1.	Approve the modification, completion for Company ByLaw		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Approve the proposed record date 20 MAY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE AND RECEIPT-OF SECOND CALL
COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT-RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.-THANK
YOU.
Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	217790	0	08-Apr-2009	08-Apr-2009

KATANGA MINING LIMITED
Security	G5221G109		Meeting Type	Annual
Ticker Symbol	KATFF		Meeting Date	06-May-2009
ISIN	BMG5221G1096		Agenda	933044632 - Management
City			Holding Recon Date	19-Mar-2009
Country	United Kingdom		Vote Deadline Date	01-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
A	IN RESPECT OF THE APPOINTMENT OF AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
B	DIRECTOR		Management
1	HUGH STOYELL			For	For
2	GEORGE A. FORREST			For	For
3	MALTA D. FORREST			For	For
4	ROBERT WARDELL			For	For
5	TERRY ROBINSON			For	For
6	RAFAEL BERBER			For	For
7	STEPHEN OKE			For	For
8	ARISTOTELIS MISTAKIDIS			For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0SSTA 01 OM	C81	171900	0	28-Apr-2009	28-Apr-2009

STEPPE CEMENT LTD
Security	Y8162G104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		07-May-2009
ISIN	MYA004433001		Agenda		701906414 - Management
City	LONDON		Holding Recon Date		05-May-2009
Country	Malaysia		Vote Deadline Date		30-Apr-2009
SEDOL(s)	B0L2K37 - B0SRMR3 - B1S8TF0		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve the offer for subscription to raise GBP 10,000,000 before expenses of 40,000,000 Ordinary shares of USD 0.01 each at an
Offer Price of 25 pence per share subject to minimum subscription of GBP 50,000 per subscription payable in full on acceptance, and the terms and conditions as specified
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	31250	0	29-Apr-2009	29-Apr-2009

HIKMA PHARMACEUTICALS PLC
Security	G4576K104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	14-May-2009
ISIN	GB00B0LCW083		Agenda	701905929 - Management
City	LONDON		Holding Recon Date	12-May-2009
Country	United Kingdom		Vote Deadline Date	07-May-2009
SEDOL(s)	B0LCW08 - B0PPDL1 - B0TM846 - B0YMV42		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the accounts for the FYE 31 DEC 2008, together with the reports of the Directors and Auditors thereon		Management	For	For
2.
Declare a final dividend on the ordinary shares of 4.0 tents per ordinary share in respect of the YE 31 DEC 2008, payable on 02
JUN 2009 to ordinary shareholders on the register at the close of business on 01 MAY 2009
			Management	For	For
3.	Re-appoint Mr. Samih Darwazah as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
4.	Re-appoint Mr. Mazen Darwazah as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
5.	Re-appoint Mr. Breffni Byrne, as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
6.	Re-appoint Sir David Rowe-Ham as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
7.	Re-appoint Mr. Michael Ashton as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
8.	Re-appoint Mr. Ali Al Husry as a Director of the Company, in accordance with Article 104 of the Company's Articles of Association		Management	For	For
9.	Re-appoint Deloitte LLP as Auditors of the Company		Management	For	For
10.	Authorize the Directors to set the remuneration of the Auditors		Management	For	For
11.	Approve the Remuneration Committee report for the FYE 31 DEC 2008		Management	For	For
12.
Authorize the Directors for the purposes of Section 80 of the
Companies Act 1985 [the "Act"], to exercise all the powers of the Company to allot relevant securities [as specified in section 80[2] of the Act]: [a] up to an aggregate nominal amount of GBP
6,320,227; and [b] comprising equity securities [as specified in
Section 94 of the Act] up to an aggregate nominal amount [when added to any allotments made under [a] [ above] of GBP
12,640,454 in connection with or pursuant to an offer, or invitation by way of a rights issue in favor of holders of ordinary shares in proportion [as nearly as practicable] to the respective number of ordinary shares held by them on the record date for such allotment, [and holders of any other class of equity securities entitled to participate therein or if the Directors consider it necessary, as permitted by the rights of those securities] but subject to such exclusions or other arrangements as the Directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or
			Management	For	For

practical difficulties which may arise under the laws of, or the requirements of any regulatory body or Stock Exchange, in any territory or any other matter whatsoever; [Authority expires at the conclusion of the AGM of the Company next year or 30 JUN
2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.13
Authorize the Directors, that subject to the passing of Resolution
12 above, pursuant to section 95[l] of the Act to: [a] allot equity securities [as specified in Section 94 of the Act] of the Company for cash pursuant to the authority conferred by that resolution; and [b] sell relevant shares [as specified in Section 94[5] of the Act] held by the Company as treasury share for cash, as if Section
89[1] of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities for cash and the sale of treasury shares: [i] in the case of the authority granted under resolution 12[a] above, and otherwise than pursuant to Paragraph [ii] of this resolution, up to an aggregate nominal amount of GBP 948,034; and [ii] in
connection with or pursuant to an offer or invitation [but in the case of the authority granted under resolution 12[b], by way of a rights issue only] in favor of holders of ordinary shares in proportion [as nearly as practicable] to the respective number of ordinary shares held by them on the record date for such
allotment [and holders of any other class of equity securities entitled to participate therein or if the Directors consider it necessary, as permitted by the rights of those securities] but subject to such exclusions or other arrangements as the Directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or practical difficulties which may arise under the laws of, or the requirements of any regulatory body or Stock Exchange in, any territory or any other, matter whatsoever; [Authority expires at the conclusion of the AGM of the Company next year or 30 JUN
2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.14
Authorize the Company for the purposes of Section 166 of the Act to make market purchase [within the Section 163[3] of the Act] of any of its ordinary shares of 10p each in the capital of the Company on such terms and in such manner as the Directors may from time to time determine, and where such shares are held as treasury shares, the Company may use them for the purposes of its Employee Share Schemes, provided that: [a] the maximum number of ordinary shares which , may be purchased is
18,960,680 representing approximately 10%, of the issued
ordinary share capital as at 07 APR 2009; [b] the minimum price which may be paid for each ordinary share is 10 pence which
amount shall be exclusive of expenses, if any; [c] the maximum price which may be paid for each ordinary share is an amount equal to 105% of the average of the middle market quotations for the ordinary shares of the Company as derived from the Daily
Official List of the London Stock Exchange plc for the 5 business days immediately preceding the day on which such share is
contracted to be purchased; [d] [Authority shall expire earlier of the conclusion of the next AGM in 2010 or 30 JUN 2010; and [e] under this authority the Company may make a contract to purchase ordinary shares which would or might be executed
wholly or partly after the expiry of this authority, and may make purchases of ordinary shares pursuant to it a if this authority had not expired
			Management	For	For
S.15	Approve that a general meeting of shareholders of the Company other than an AGM may be called on not less than 14 clear days' notice		Management	For	For
16.
Approve that the waiver granted by the Panel of Takeovers and
Mergers [specified in the circular to shareholders of the Company dated 09 APR 2009 [the "Circular"]] of any requirements under
Rule 9 of the Takeover Code [as specified in the Circular] for the
Concert Party [as specified in the Circular] to make a general offer to shareholders of the Company by reason of any buy back of up to 18,960,680 ordinary shares of the Company, as a result of which the aggregate interest of the Concert Party in ordinary shares could increase to 39.08% of the voting rights of the
Company
			Management	For	For

17.
Approve that the waiver granted by the Panel of Takeovers and
Mergers [specified in the Circular] of any requirements under Rule
9 of the Takeover Code [as specified in the Circular] for the
Concert Party [as specified in the Circular] and persons acting in concert with them to make a general offer to shareholders of the
Company by reason of the issue of up to 203,000 ordinary shares to Members of the Concert Party pursuant to the grant and vesting of 200,000 LTIP Awards and up to 3,000 MIP Awards [specified in the Circular] as a result of which the aggregate interest of the Concert Party in Ordinary Shares would increase to 35.26% of the voting rights of the Company
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	25844	0	04-May-2009	04-May-2009

FERREXPO PLC, LONDON
Security	G3435Y107		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-May-2009
ISIN	GB00B1XH2C03		Agenda	701902771 - Management
City	LONDON		Holding Recon Date	15-May-2009
Country	United Kingdom		Vote Deadline Date	12-May-2009
SEDOL(s)	B1XH2C0 - B1YYWY2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the audited accounts and the reports of the Directors and the Auditors for the YE 31 DEC 2008		Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2008 contained in the accounts and reports		Management	For	For
3.	Declare a final dividend of 3.3 US cents per ordinary share for the YE 31 DEC 2008		Management	For	For
4.	Re-appoint Ernst & Young LLP as the Company's Auditors, until the conclusion of the next general meeting at which accounts are laid before the Company		Management	For	For
5.	Authorize the Directors to determine the Auditors' remuneration		Management	For	For
6.	Elect Mr. Marek Jelinek as a Director of the Company		Management	For	For
7.	Elect Mr. Miklos Salamon as a Director of the Company		Management	For	For
8.	Elect Mr. Oliver Baring as a Director of the Company		Management	For	For
9.	Elect Mr. Raffaele Lucio Genovese as a Director of the Company		Management	For	For
10.	Elect Mr. Kostyantin Zhevago as a Director of the Company		Management	For	For
11.
Authorize the Directors, in accordance with Section 80 of the
Companies Act 1985 [the 1985 Act], to allot relevant securities
[Section 80(2) of the 1985 Act] up to an nominal amount of GBP 19,620,804; [Authority expires the earlier of the conclusion of the next AGM of the Company or on 18 AUG 2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.12
Authorize the Directors, subject to the passing of Resolution 11 above, to allot equity securities [Section 94(2) of the 1985 Act]
wholly for cash pursuant to the authority conferred by Resolution
11, disapplying the statutory pre-emption rights [Section 94(3A)of the 1985 Act], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offer of securities in favor to the holders of ordinary shares on the register of members at such record dates as the Directors may determine, subject to such exclusion or other arrangements as the Directors may deem necessary or expedient in relation to treasury shares, fractional entitlements, record dates or legal, regulatory or practical problems in, or under the laws of any territory; b) up to an aggregate nominal amount of GBP 3,069,839;[ Authority expires the earlier of the conclusion of the next AGM of the Company or on 18 AUG 2010]; and the Company may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
			Management	For	For
S.13
Authorize the Company, for the purpose of Section 166 of the
1985 Act, to make market purchases [Section 163 of the Act 1985 Act]] up to 58,862,414 ordinary shares of 10p [ordinary shares] each in the capital of the Company, at a minimum price of shall not be less than nominal value of such shares and not more than 105% above the average market value of the Company's ordinary share as derived from the London Stock Exchange Daily Official List, for the 5 business days preceding the date of purchase and the higher of the price of the last Independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out; [Authority expires at the conclusion of the next AGM of the Company to be held in 2010]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
			Management	For	For

S.14	Adopt new Articles of Association as specified		Management	For	For
S.15	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	8320	0	08-May-2009	08-May-2009

PT BK RAKYAT
Security	Y0697U104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-May-2009
ISIN	ID1000096001		Agenda	701935857 - Management
City	JAKARTA		Holding Recon Date	01-May-2009
Country	Indonesia		Vote Deadline Date	15-May-2009
SEDOL(s)	6709099 - B01Z5X1 - B1BJTH2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the Board of Directors report for book year 2008 and ratify of financial report for book year 2008 and ratification on the partnership and community development program for book year 2008		Management	For	For
2.	Approve to determine on utilization of Net Company's profit for book year 2008		Management	For	For
3.	Approve to determine on salary honorarium, tantiem for the Board of Directors and the Board of Commissioners		Management	For	For
4.	Authorize the Board of Directors to appoint of Independent Public Accountant to Audit Company's books for book year 2009 and the partnership and community development program for book year 2009		Management	For	For
5.	Authorize the Board of Commissioners to increase capital in line with Management Stock Option Program as determined in shareholders general meeting of the Company		Management	For	For
6.	Approve to change in the Board of Commissioners		Management	For	For
7.
Approve and ratify on regulation of the ministry of state owned enterprises No. per 05/mbu/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
			Management	For	For
8.	Approve to increase Company placement in Bank Syariah Bri		Management	For	For
9.	Approve to implement on regulation of the ministry of state owned enterprises No.s196/mbu/2009 on 23 MAR 2009		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	293000	0	13-May-2009	13-May-2009

KENYA OIL CO
Security	V5341Y116		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-May-2009
ISIN	KE0000000323		Agenda	701937293 - Management
City	NAIROBI		Holding Recon Date	20-May-2009
Country	Kenya		Vote Deadline Date	18-May-2009
SEDOL(s)	6490047 - B01VM49		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve the proxies and note the presence of a quorum		Management	For	For
2.	Approve the notice convening the meeting		Management	For	For
3.
Receive the audited financial statements for the 15 months
financial period ended 31 DEC 2008 together with the reports of the Managing Director and Acting Chairman, the Directors and the
Auditors thereon
			Management	For	For
4.a	Approve the first, second, third and fourth interim dividends of KSHS 1.50, KSHS 0.30, KSHS 1.25 and KSHS 2.50 respectively per ordinary share for the 15 months financial period ended 31 DEC 2008		Management	For	For
4.b
Approve the final dividend of KSHS 3.50 per share for the 15 months period ended 31 DEC 2008 payable on or about
Wednesday 10 JUN 2009, to the shareholders on the register of the Members from the close of business days on 25 MAY 2009
and approve the closure of register of Members from the close of business on Monday 25 MAY 2009 [both days inclusive] for the purpose of processing the dividend
			Management	For	For
5.	Approve the Directors remuneration for the 15 months period ended 31 DEC 2008		Management	For	For
6.a.i
Re-elect Mr. P.N.V. Jakobsson as a Director, who retires by
rotation in accordance with the Company's Articles of Association and the Capital Markets Authority Guidelines on the Corporate
Governance Practices by Public Listed Companies in Kenya
			Management	For	For
6.aii
Re-elect Mr. C. Field Marsham as a Director, who retires by
rotation in accordance with the Company's Articles of Association and the Capital Markets Authority Guidelines on the Corporate
Governance Practices by Public Listed Companies in Kenya
			Management	For	For
6.b	Re-elect Mr. J.G. Mathenge as a Director, who retires in accordance with Article 101 of the Company's Articles of Association		Management	For	For
7.	Approve Messrs. PricewaterhouseCoopers continue in Office as the Auditors by virtue of Section 159(2) of the Companies Act [Chapter 486] and authorize the Directors to fix their remuneration		Management	For	For
8.
Approve 125,000 ordinary shares from the unissued share capital of the Company be allotted to the Non-Executive Directors in lieu of the Directors annual fees subject to obtaining the necessary from all the relevant authorities
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	67900	0	13-May-2009	13-May-2009

ERICSSON NIKOLA TESLA, ZAGREB
Security	X2205U106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-May-2009
ISIN	HRERNTRA0000		Agenda	701867751 - Management
City	KRAPINSKA		Holding Recon Date	20-May-2009
Country	Croatia (Local Name: Hrvatska)		Vote Deadline Date	11-May-2009
SEDOL(s)	5303373		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Opening the meeting		Management	For	For
2.	Receive the Managing Director's report on the Company's business situation for 2008		Management	For	For
3.	Approve the annual financial statements for 2008		Management	For	For
4.	Receive the report and expert opinion of the Company Auditor on Company's performance in 2008		Management	For	For
5.
Receive the Supervisory Board report on performed review of
Company's operation, on performed review of annual financial statements Company's business situation and on proposed
allocation of net income for 2008
			Management	For	For
6.
Approve the dividend of HRK 20 per share and extraordinary
dividend of HRK 50 per share that is a total of HRK 70 per share from retained not allocated earnings 2007 and from a part of net income realized in the FY 2008; the dividend shall be paid out shareholders who 7 days prior to the meeting that is to make this decision [that is 19 MAY 2008] have Company share is registered on their securities account in the Central Depositary Agency the payment shall be effected depending on the Company solvency
but not later than 25 JUN 2009, pursuant to the Company Act,
Article 223 the net income profit of the Company for the FY 2008 totaling HRK 204,368,277,82 shall be allocated: to dividend
payout to cover the amount lacking after the net allocated retained earning realized in 2007 have been used to the reserve for
treasury shares: the amount of HRK 15,000,000 the rest shall go to retained earnings; considering the Company's business results achieved in the previous period as specified to the Managing
Director of the Company to allocate to Company's employees up to 20,000 treasury shares
			Management	For	For
7.	Approve the conduct of business as performed in 2008 by the Managing Director of the Company, Gordana Kovacevic		Management	For	For
8.	Approve the review 2008 as performed by the Chairman and the Members of the Supervisory Board		Management	For	For
9.	Approve the addition to Company's statute		Management	For	For
10.	Appoint PricewaterhouseCoopers D.O.O Zagreb, Alexendera Von Humboidta 4 as the Auditor of the Company for the year 2009		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	361	0	07-May-2009	07-May-2009

KAZMUNAIGAS EXPL & PRODTN JSC
Security	48666V204		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-May-2009
ISIN	US48666V2043		Agenda	701923016 - Management
City	TBA		Holding Recon Date	17-Apr-2009
Country	Kazakhstan		Vote Deadline Date	13-May-2009
SEDOL(s)	B1FKV75 - B1FSCP4		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.
Approve to terminate the powers of current counting Commission Members of the Company Aigul Mukanova and Gulnara Ayaganova before the expiry of their terms of powers and appoint new Members: Chairman of the counting Commission Rustam Terekhov and a Member of the counting Commission Gabiden Nurgaliyev with terms of powers that do not exceed terms of powers of existing composition of the counting Commission of the Company
			Management	For	For
2.	Approve the annual consolidated financial statements of the Company for 2008		Management	For	For
3.
Approve the procedure of distribution of the net profit of the
Company, Full title: KazMunaiGas Exploration production Joint
Stock Company; Location: Republic of Kaszakhstan, Zip code
010000, Astana, Tauelsizdik, 2; Bank details: TRN
620100210124, IIC 027467201, BIC 1953101603, Kazakhstan
Halyk Bank JSC, Astana regional branch; And the amount of
dividend for the year 2008 per ordinary share and preferred share of the Company; 1] the amount of dividend for the year 2008 per preferred share of the Company - 656,00 tenge [including amount of tax payable in the manner prescribed by the legislation of the republic of Kazakhstan]; 2] the amount of dividend for the year 2008 per ordinary share of the Company - 656,00 tenge [including amount of tax payable in the manner prescribed by the legislation of the republic of Kazakhstan]; 3] the procedure of distribution of the net profit of the Company reported for financial year in the amount of 241 289 369 ths. Tenge in compliance with audited consolidated financial statement for the year 2008; for the dividend payment - amount, equal to product of the dividend amount for the year 2008 per ordinary and per preferred share and the quantity of corresponding outstanding shares as for the record date of a list of shareholders entitled to receive dividends; leaving the rest at the disposal of the Company; 4] the record date and time of a list of shareholders entitled to receive dividends - 08 JUN 2009 at 00:00 hours; 5] the date for the commencement of dividend payments - 13 JUL 2009; 6] the procedure and form of dividend payments - according to a list of shareholders entitled to receive dividends by wire transfer to ank accounts of shareholders; 2] Mr. A. Balzhanov, CEO [Chairman of the Executive Board] of the Company in the prescribed manner is to take necessary measures for implementing this resolution subject to the legislation of the republic of Kazakhstan
			Management	For	For
4.	Approve the Company's 2008 annual report		Management	For	For
5.	Receive the shareholders' applications as to the activities of the Company and its officers and the results of their review for 2008		Management	For	For
6.	Receive the information on the remuneration package for the Members of the Board of Directors and Management Board of KMG EP in 2008		Management	For	For
7.	Approve the report on the performance of the Company's Board of Directors and the Management Board in 2008		Management	For	For

8.
Appoint Ernst & Young as the Company Auditor to review interim financial statements over the 06 months of 2009 and Audit the Company's financial statements and reporting package for NC KMG JSC consolidation for the YE 31 DEC 2009
			Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	3650	0	07-May-2009	07-May-2009

NATION MEDIA GROUP LTD
Security	V6668H108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-May-2009
ISIN	KE0000000380		Agenda	701949844 - Management
City	NAIROBI		Holding Recon Date	20-May-2009
Country	Kenya		Vote Deadline Date	22-May-2009
SEDOL(s)	6636261		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Receive the financial statements for the year 31 DEC 2008		Management	For	For
2.	Approve the payment of interim dividend of shares 1.50 per share		Management	For	For
3.	Authorize the Directors to fix the remuneration of the Auditors		Management	For	For
4.	Approve to elect and re-elect the Directors		Management	For	For
5.	Approve to conduct special business		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	66400	0	14-May-2009	14-May-2009

ASTARTA HOLDING NV, AMSTERDAM
Security	N07922102		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	05-Jun-2009
ISIN	NL0000686509		Agenda	701940416 - Management
City	AMSTERDAM		Holding Recon Date	03-Jun-2009
Country	Netherlands	Blocking	Vote Deadline Date	20-May-2009
SEDOL(s)	B19X5X4 - B290297		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Opening of the General Meeting		Non-Voting
2.	Approve the 2008 annual report		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Adopt the annual accounts for the FY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Grant discharge to the Directors for their tasks during the FY 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Adopt the profit appropriation for the FY 2008 and proposal to distribute dividends		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the filling of any vacancies		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Adopt the amended remuneration policy of the Company		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the new Dutch Corporate Governance Code		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Authorize a person to represent the Company in the event of a conflict of interest		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Appoint a person that may be temporarily charged with the Management of the Company when all the Directors are absent or unable to Act Ontstentenis of Belet		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Appoint the Company's External Auditor for the FY 2009		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Authorize the Board of Directors to issue shares and cancel preemptive rights		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Any other business		Non-Voting
14.	Closing of the General Meeting		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	23360	0	13-May-2009	13-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type		Annual
Ticker Symbol	PHI		Meeting Date		09-Jun-2009
ISIN	US7182526043		Agenda		933096681 - Management
City			Holding Recon Date		13-Apr-2009
Country	Philippines		Vote Deadline Date		27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	APPROVAL OF THE AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING 31 DECEMBER 2008 CONTAINED IN THE COMPANY'S 2008 ANNUAL REPORT.		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997IZW0	837	2190	0	26-May-2009	26-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type	Annual
Ticker Symbol	PHI		Meeting Date	09-Jun-2009
ISIN	US7182526043		Agenda	933100288 - Management
City			Holding Recon Date	13-Apr-2009
Country	Philippines		Vote Deadline Date	27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	For
2B	ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT DIRECTOR)		Management	For	For
2C	ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	For
2D	ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	For
2E	ELECTION OF DIRECTOR: MR. DONALD G. DEE		Management	For	For
2F	ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	For
2G	ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	For
2H	ELECTION OF DIRECTOR: MR. TATSU KONO		Management	For	For
2I	ELECTION OF DIRECTOR: MR. TAKASHI OOI		Management	For	For
2J	ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	For
2K	ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	For
2L	ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO		Management	For	For
2M	ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997IZW0	837	2190	0	28-May-2009	28-May-2009

PHILIPPINE LONG DISTANCE TELEPHONE CO.
Security	718252604		Meeting Type	Annual
Ticker Symbol	PHI		Meeting Date	09-Jun-2009
ISIN	US7182526043		Agenda	933100315 - Management
City			Holding Recon Date	13-Apr-2009
Country	Philippines		Vote Deadline Date	27-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
2A	ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	For
2B	ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT DIRECTOR)		Management	For	For
2C	ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	For
2D	ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	For
2E	ELECTION OF DIRECTOR: MR. DONALD G. DEE		Management	For	For
2F	ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	For
2G	ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	For
2H	ELECTION OF DIRECTOR: MR. TATSU KONO		Management	For	For
2I	ELECTION OF DIRECTOR: MR. TAKASHI OOI		Management	For	For
2J	ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	For
2K	ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	For
2L	ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO		Management	For	For
2M	ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997IZW0	837	2190	0	28-May-2009	28-May-2009

FERREXPO PLC, LONDON
Security	G3435Y107		Meeting Type		Ordinary General Meeting
Ticker Symbol			Meeting Date		12-Jun-2009
ISIN	GB00B1XH2C03		Agenda		701984672 - Management
City	LONDON		Holding Recon Date		10-Jun-2009
Country	United Kingdom		Vote Deadline Date		05-Jun-2009
SEDOL(s)	B1XH2C0 - B1YYWY2		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL: Elect Mr. Gennadiy Bogolyubov as a Director		Shareholder	For	Against
2.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL: Elect Mr. Gregory Gurtovoy as a Director		Shareholder	For	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	8320	0	08-Jun-2009	08-Jun-2009

ATLANTIC GRUPA D.D., ZAGREB
Security	X0259W101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	15-Jun-2009
ISIN	HRATGRRA0003		Agenda	701947991 - Management
City	ZAGREB		Holding Recon Date	09-Jun-2009
Country	Croatia (Local Name: Hrvatska)		Vote Deadline Date	29-May-2009
SEDOL(s)	B29GN36		Quick Code
Item	Proposal		Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 27
JUL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	AGM opening and determination of participants and their attorneys and identification of Quorum		Management	For	For
2.
Receive the annual financial reports and the consolidated financial reports of Atlantic Group for 2008, the annual report on
Company's position for 2008 and the Supervisory Board report on conducted Supervision in 2008
			Management	For	For
3.	Approve the use of profit for 2008		Management	For	For
4.	Approve to release the Supervisory Board Members for 2008		Management	For	For
5.	Approve to release the Management Board Members for 2008		Management	For	For
6.	Approve the acquiring own shares		Management	For	For
7.	Approve the exclusion of priority right during acquiring own shares		Management	For	For
8.	Appoint the Auditors for the 2009		Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	1230	0	26-May-2009	26-May-2009

CIECH S.A., WARSZAWA
Security	X14305100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2009
ISIN	PLCIECH00018		Agenda	701962335 - Management
City	WARSAW		Holding Recon Date	05-Jun-2009
Country	Poland	Blocking	Vote Deadline Date	02-Jun-2009
SEDOL(s)	B0663T1 - B0ZZ4Y1 - B28FS51		Quick Code
Item	Proposal		Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
2.	Appoint the meeting's Chairman		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
3.	Approve the statement of the meeting's legal validity		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
4.	Approve the agenda		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
5.	Appoint the Scrutiny Commission		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
6.	Approve the Management's report on Company's activity in 2008 and the financial statement for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
7.	Approve the Management's report on activity of the Company's capital group in 2008 and the consolidated financial statement for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
8.	Approve the Management's motion on profit for 2008 distribution		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
9.	Approve the Supervisory Board's report on its activity in 2008 and the report on examination of the financial statement		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
10.	Approve the Management's report on Company's activity in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
11.	Approve the financial statement for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
12.	Approve the Management's report on activity of the Company's capital group		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
13.	Approve the consolidated financial statement of the capital group for 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
14.	Approve the profit for 2008 distribution		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
15.	Approve the Supervisory Board's report on its activity in 2008		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
16.	Approve the duties fulfilling by the Management		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
17.	Approve the duties' fulfilling by the Supervisory Board's Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
18.	Adopt the changes among the Supervisory Board's Members		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
19.	Closure of the meeting		Management	No Action	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.	Harding Loevner chose not to enter a vote for this meeting due to POA regulations or a blocked market. Therefore, management's recommendation will not appear on this report.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	588	0	22-May-2009	22-May-2009

JOHN KEELLS HLDG PLC
Security	Y4459Q103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Jun-2009
ISIN	LK0092N00003		Agenda	702006544 - Management
City	COLOMBO		Holding Recon Date	24-Jun-2009
Country	Sri Lanka		Vote Deadline Date	22-Jun-2009
SEDOL(s)	6475538		Quick Code
Item	Proposal		Type	Vote	For/Against Management
1.	Approve to read the notice convening the meeting		Management	For	For
2.	Receive and approve the annual report and the financial statements of the Company for the FYE 31 MAR 2009 with the report of the Auditors thereon		Management	For	For
3.	Re-elect Mr. Parakrama Devasiri Rodrigo as Director, who retires in terms of Article 84 of the Articles of Association of the Company		Management	For	For
4.	Re-elect Ms. Sithie Subahniya Tiruchelvam as a Director, who retires in terms of Article 84 of the Articles of Association of the Company		Management	For	For
5.	Re-elect Mr. Tarun Das as a Director of the Company		Management	For	For
6.	Authorize the Directors to determine and make donations		Management	For	For
7.	Re-appoint the Auditors and authorize the Directors to determine their remuneration		Management	For	For
8.	Any other business		Non-Voting
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
IZW0	50P	190000	0	19-Jun-2009	19-Jun-2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Harding, Loevner Funds, Inc.

By (Signature and Title)*	/s/ David R. Loevner
David R. Loevner, President

Date	August 21, 2009

*Print the name and title of each signing officer under his or her signature.